UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
February 28, 2019
Columbia Contrarian Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Contrarian Core Fund   |  Semiannual Report 2019

Columbia Contrarian Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Contrarian Core Fund (the Fund) seeks total return, consisting of long-term capital appreciation and current income.
Portfolio management
Guy Pope, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	-4.15	0.82	9.03	16.27
	Including sales charges		-9.66	-4.99	7.75	15.57
Advisor Class*		11/08/12	-4.04	1.11	9.31	16.57
Class C	Excluding sales charges	12/09/02	-4.51	0.09	8.21	15.40
	Including sales charges		-5.38	-0.82	8.21	15.40
Institutional Class		12/14/92	-4.04	1.08	9.31	16.56
Institutional 2 Class*		11/08/12	-4.03	1.16	9.42	16.65
Institutional 3 Class*		11/08/12	-3.97	1.21	9.48	16.69
Class R*		09/27/10	-4.26	0.59	8.76	16.00
Class V	Excluding sales charges	02/12/93	-4.15	0.83	9.03	16.23
	Including sales charges		-9.65	-4.96	7.75	15.54
Russell 1000 Index			-3.07	4.99	10.39	16.82
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Contrarian Core Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Microsoft Corp.	5.4
Apple, Inc.	3.4
Amazon.com, Inc.	3.3
Berkshire Hathaway, Inc., Class B	3.2
MasterCard, Inc., Class A	3.0
JPMorgan Chase & Co.	2.7
Philip Morris International, Inc.	2.7
Chevron Corp.	2.5
Johnson & Johnson	2.5
Comcast Corp., Class A	2.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2019)
Common Stocks	97.5
Money Market Funds	2.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	12.8
Consumer Discretionary	11.5
Consumer Staples	7.3
Energy	5.9
Financials	13.8
Health Care	14.4
Industrials	6.7
Information Technology	22.0
Materials	3.4
Real Estate	1.3
Utilities	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Contrarian Core Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	958.50	1,019.69	5.00	5.16	1.03
Advisor Class	1,000.00	1,000.00	959.60	1,020.93	3.79	3.91	0.78
Class C	1,000.00	1,000.00	954.90	1,015.97	8.63	8.90	1.78
Institutional Class	1,000.00	1,000.00	959.60	1,020.93	3.79	3.91	0.78
Institutional 2 Class	1,000.00	1,000.00	959.70	1,021.42	3.30	3.41	0.68
Institutional 3 Class	1,000.00	1,000.00	960.30	1,021.62	3.11	3.21	0.64
Class R	1,000.00	1,000.00	957.40	1,018.45	6.21	6.41	1.28
Class V	1,000.00	1,000.00	958.50	1,019.69	5.00	5.16	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Contrarian Core Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 12.4%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	4,971,460	154,711,835
Verizon Communications, Inc.	1,265,923	72,056,337
Total		226,768,172
Entertainment 1.7%
Activision Blizzard, Inc.	1,541,050	64,939,847
Electronic Arts, Inc.(a)	1,119,565	107,231,936
Total		172,171,783
Interactive Media & Services 5.4%
Alphabet, Inc., Class A(a)	143,088	161,195,787
Alphabet, Inc., Class C(a)	188,627	211,247,150
Facebook, Inc., Class A(a)	1,021,505	164,921,982
Total		537,364,919
Media 2.3%
Comcast Corp., Class A	5,930,436	229,329,960
Wireless Telecommunication Services 0.7%
T-Mobile U.S.A., Inc.(a)	919,215	66,376,515
Total Communication Services		1,232,011,349
Consumer Discretionary 11.1%
Hotels, Restaurants & Leisure 2.2%
Las Vegas Sands Corp.	830,240	51,001,643
McDonald’s Corp.	613,853	112,850,735
Restaurant Brands International, Inc.	863,280	54,567,929
Total		218,420,307
Household Durables 0.5%
D.R. Horton, Inc.	1,217,400	47,344,686
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(a)	194,655	319,201,109
eBay, Inc.	3,665,070	136,157,350
Total		455,358,459
Multiline Retail 0.5%
Dollar General Corp.	397,073	47,037,268
Specialty Retail 1.7%
Lowe’s Companies, Inc.	1,661,059	174,560,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.6%
PVH Corp.	718,543	82,517,478
Tapestry, Inc.	2,216,925	77,459,360
Total		159,976,838
Total Consumer Discretionary		1,102,698,248
Consumer Staples 7.1%
Beverages 0.5%
Constellation Brands, Inc., Class A	285,325	48,265,577
Food & Staples Retailing 1.0%
Sysco Corp.	1,489,216	100,596,541
Food Products 2.2%
ConAgra Foods, Inc.	3,073,146	71,819,422
Mondelez International, Inc., Class A	3,199,570	150,891,721
Total		222,711,143
Household Products 0.8%
Colgate-Palmolive Co.	1,131,125	74,507,204
Tobacco 2.6%
Philip Morris International, Inc.	2,937,250	255,364,515
Total Consumer Staples		701,444,980
Energy 5.7%
Energy Equipment & Services 0.9%
Schlumberger Ltd.	1,933,870	85,206,312
Oil, Gas & Consumable Fuels 4.8%
Canadian Natural Resources Ltd.	3,566,719	101,294,819
Chevron Corp.	1,981,808	236,984,601
Cimarex Energy Co.	380,060	27,330,115
EOG Resources, Inc.	1,211,728	113,902,432
Total		479,511,967
Total Energy		564,718,279
Financials 13.4%
Banks 6.7%
Citigroup, Inc.	3,133,966	200,511,145
JPMorgan Chase & Co.	2,450,828	255,768,410
Wells Fargo & Co.	4,074,125	203,258,096
Total		659,537,651
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.8%
BlackRock, Inc.	235,387	104,328,226
Morgan Stanley	1,804,395	75,748,502
Total		180,076,728
Diversified Financial Services 3.1%
Berkshire Hathaway, Inc., Class B(a)	1,522,273	306,433,555
Insurance 1.8%
American International Group, Inc.	1,706,940	73,739,808
Aon PLC	630,931	108,223,594
Total		181,963,402
Total Financials		1,328,011,336
Health Care 13.9%
Biotechnology 2.1%
Alexion Pharmaceuticals, Inc.(a)	711,165	96,241,959
Biogen, Inc.(a)	342,580	112,369,666
Total		208,611,625
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	989,614	76,813,839
Baxter International, Inc.	814,230	60,847,408
Dentsply Sirona, Inc.	1,606,180	67,074,077
Medtronic PLC	2,397,252	216,951,306
Total		421,686,630
Health Care Providers & Services 2.0%
Anthem, Inc.	338,910	101,920,404
Cigna Corp.	337,395	58,855,184
CVS Health Corp.	579,835	33,531,858
Total		194,307,446
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	540,980	42,975,451
Pharmaceuticals 5.2%
Allergan PLC	721,175	99,313,009
Johnson & Johnson	1,731,256	236,558,820
Pfizer, Inc.	4,157,369	180,221,946
Total		516,093,775
Total Health Care		1,383,674,927
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 6.5%
Aerospace & Defense 2.3%
Harris Corp.	718,610	118,520,347
Northrop Grumman Corp.	391,795	113,604,878
Total		232,125,225
Air Freight & Logistics 0.6%
FedEx Corp.	325,277	58,875,137
Electrical Equipment 1.0%
Emerson Electric Co.	1,462,710	99,683,687
Industrial Conglomerates 1.9%
Honeywell International, Inc.	1,220,484	188,039,970
Machinery 0.7%
Caterpillar, Inc.	470,160	64,571,774
Total Industrials		643,295,793
Information Technology 21.4%
Communications Equipment 1.4%
Cisco Systems, Inc.	2,687,030	139,107,543
IT Services 6.7%
Fidelity National Information Services, Inc.	1,299,965	140,591,215
First Data Corp., Class A(a)	4,109,615	103,315,721
MasterCard, Inc., Class A	1,284,409	288,696,611
Total System Services, Inc.	820,110	77,418,384
Worldpay, Inc., Class A(a)	571,810	54,779,398
Total		664,801,329
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	287,855	79,263,753
Lam Research Corp.	567,265	99,889,694
Marvell Technology Group Ltd.	1,794,885	35,807,956
NVIDIA Corp.	334,575	51,611,539
NXP Semiconductors NV	371,505	33,925,837
Total		300,498,779
Software 6.9%
Adobe, Inc.(a)	252,520	66,286,500
CDK Global, Inc.	601,445	34,889,825
Microsoft Corp.	4,656,442	521,661,197
Palo Alto Networks, Inc.(a)	250,253	61,629,806
Total		684,467,328

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Contrarian Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	1,912,076	331,075,959
Total Information Technology		2,119,950,938
Materials 3.3%
Chemicals 2.7%
Air Products & Chemicals, Inc.	534,045	96,758,273
DowDuPont, Inc.	2,061,185	109,716,878
Sherwin-Williams Co. (The)	151,759	65,741,999
Total		272,217,150
Metals & Mining 0.6%
Newmont Mining Corp.	1,585,070	54,082,588
Total Materials		326,299,738
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
American Tower Corp.	691,092	121,735,856
Total Real Estate		121,735,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.9%
Electric Utilities 0.9%
American Electric Power Co., Inc.	1,118,700	90,782,505
Total Utilities		90,782,505
Total Common Stocks (Cost $6,931,430,879)		9,614,623,949

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	248,086,034	248,061,226
Total Money Market Funds (Cost $248,061,226)		248,061,226
Total Investments in Securities (Cost: $7,179,492,105)		9,862,685,175
Other Assets & Liabilities, Net		58,560,377
Net Assets		9,921,245,552

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	40,983,443	1,732,462,007	(1,525,359,416)	248,086,034	—	—	1,742,199	248,061,226
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,232,011,349	—	—	—	1,232,011,349
Consumer Discretionary	1,102,698,248	—	—	—	1,102,698,248
Consumer Staples	701,444,980	—	—	—	701,444,980
Energy	564,718,279	—	—	—	564,718,279
Financials	1,328,011,336	—	—	—	1,328,011,336
Health Care	1,383,674,927	—	—	—	1,383,674,927
Industrials	643,295,793	—	—	—	643,295,793
Information Technology	2,119,950,938	—	—	—	2,119,950,938
Materials	326,299,738	—	—	—	326,299,738
Real Estate	121,735,856	—	—	—	121,735,856
Utilities	90,782,505	—	—	—	90,782,505
Total Common Stocks	9,614,623,949	—	—	—	9,614,623,949
Money Market Funds	—	—	—	248,061,226	248,061,226
Total Investments in Securities	9,614,623,949	—	—	248,061,226	9,862,685,175
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Contrarian Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,931,430,879)	$9,614,623,949
Affiliated issuers (cost $248,061,226)	248,061,226
Receivable for:
Investments sold	71,101,910
Capital shares sold	4,637,892
Dividends	17,754,531
Foreign tax reclaims	106,734
Prepaid expenses	29,115
Trustees’ deferred compensation plan	486,286
Other assets	56,813
Total assets	9,956,858,456
Liabilities
Payable for:
Investments purchased	17,225,320
Capital shares purchased	16,259,914
Management services fees	167,343
Distribution and/or service fees	30,340
Transfer agent fees	1,218,160
Compensation of chief compliance officer	751
Other expenses	224,790
Trustees’ deferred compensation plan	486,286
Total liabilities	35,612,904
Net assets applicable to outstanding capital stock	$9,921,245,552
Represented by
Paid in capital	7,130,271,321
Total distributable earnings (loss) (Note 2)	2,790,974,231
Total - representing net assets applicable to outstanding capital stock	$9,921,245,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$1,614,783,991
Shares outstanding	67,759,398
Net asset value per share	$23.83
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$25.28
Advisor Class
Net assets	$616,625,733
Shares outstanding	25,212,808
Net asset value per share	$24.46
Class C
Net assets	$596,410,566
Shares outstanding	27,818,296
Net asset value per share	$21.44
Institutional Class
Net assets	$3,986,226,175
Shares outstanding	166,005,984
Net asset value per share	$24.01
Institutional 2 Class
Net assets	$722,137,625
Shares outstanding	29,555,087
Net asset value per share	$24.43
Institutional 3 Class
Net assets	$2,105,688,936
Shares outstanding	86,146,242
Net asset value per share	$24.44
Class R
Net assets	$130,533,382
Shares outstanding	5,471,359
Net asset value per share	$23.86
Class V
Net assets	$148,839,144
Shares outstanding	6,312,306
Net asset value per share	$23.58
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$25.02
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Contrarian Core Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$99,658,620
Dividends — affiliated issuers	1,742,199
Interfund lending	1,667
Foreign taxes withheld	(418,908)
Total income	100,983,578
Expenses:
Management services fees	31,293,347
Distribution and/or service fees
Class A	2,086,957
Class C	3,106,474
Class R	329,826
Class T	703
Class V	185,663
Transfer agent fees
Class A	1,244,115
Advisor Class	498,528
Class C	462,982
Institutional Class	3,158,842
Institutional 2 Class	217,374
Institutional 3 Class	76,186
Class R	98,365
Class T	413
Class V	110,764
Compensation of board members	85,898
Custodian fees	35,862
Printing and postage fees	283,458
Registration fees	119,587
Audit fees	16,877
Legal fees	119,017
Interest on interfund lending	5,546
Compensation of chief compliance officer	2,161
Other	126,001
Total expenses	43,664,946
Net investment income	57,318,632
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	276,455,158
Foreign currency translations	(44)
Net realized gain	276,455,114
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(849,892,017)
Net change in unrealized appreciation (depreciation)	(849,892,017)
Net realized and unrealized loss	(573,436,903)
Net decrease in net assets resulting from operations	$(516,118,271)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$57,318,632	$99,168,716
Net realized gain	276,455,114	736,139,912
Net change in unrealized appreciation (depreciation)	(849,892,017)	591,454,414
Net increase (decrease) in net assets resulting from operations	(516,118,271)	1,426,763,042
Distributions to shareholders
Net investment income and net realized gains
Class A	(138,919,280)
Advisor Class	(58,114,279)
Class C	(52,571,054)
Institutional Class	(360,754,860)
Institutional 2 Class	(63,631,067)
Institutional 3 Class	(168,677,334)
Class R	(10,681,165)
Class T	(77,659)
Class V	(12,567,222)
Net investment income
Class A		(13,688,620)
Advisor Class		(6,065,193)
Institutional Class		(45,538,309)
Institutional 2 Class		(8,571,940)
Institutional 3 Class		(20,115,690)
Class K		(48,187)
Class R		(641,230)
Class T		(8,444)
Class V		(1,127,941)
Net realized gains
Class A		(93,913,407)
Advisor Class		(31,380,381)
Class C		(40,119,346)
Institutional Class		(235,608,254)
Institutional 2 Class		(40,157,532)
Institutional 3 Class		(90,640,911)
Class K		(292,694)
Class R		(6,615,240)
Class T		(57,932)
Class V		(7,738,463)
Total distributions to shareholders (Note 2)	(865,993,920)	(642,329,714)
Decrease in net assets from capital stock activity	(257,049,687)	(116,288,386)
Total increase (decrease) in net assets	(1,639,161,878)	668,144,942
Net assets at beginning of period	11,560,407,430	10,892,262,488
Net assets at end of period	$9,921,245,552	$11,560,407,430
Undistributed net investment income	$17,111,795	$66,473,849
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Contrarian Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,542,928	85,845,585	12,208,122	316,921,667
Distributions reinvested	5,690,948	128,729,237	3,884,229	99,008,995
Redemptions	(11,790,476)	(288,626,246)	(22,154,412)	(575,389,741)
Net decrease	(2,556,600)	(74,051,424)	(6,062,061)	(159,459,079)
Advisor Class
Subscriptions	4,261,920	109,306,880	11,310,517	300,451,143
Distributions reinvested	2,390,774	55,465,956	1,389,820	36,260,392
Redemptions	(8,102,314)	(195,985,837)	(8,970,419)	(238,568,015)
Net increase (decrease)	(1,449,620)	(31,213,001)	3,729,918	98,143,520
Class C
Subscriptions	1,468,561	31,709,905	4,636,954	109,134,302
Distributions reinvested	2,358,630	48,068,887	1,592,042	36,871,699
Redemptions	(4,824,665)	(104,180,308)	(9,819,541)	(231,021,490)
Net decrease	(997,474)	(24,401,516)	(3,590,545)	(85,015,489)
Institutional Class
Subscriptions	14,147,422	345,654,234	32,541,591	849,445,217
Distributions reinvested	14,515,717	330,668,024	10,065,737	258,286,816
Redemptions	(40,963,244)	(995,194,023)	(57,893,556)	(1,516,465,968)
Net decrease	(12,300,105)	(318,871,765)	(15,286,228)	(408,733,935)
Institutional 2 Class
Subscriptions	5,553,653	134,335,108	12,831,692	340,843,986
Distributions reinvested	2,742,768	63,549,930	1,868,398	48,709,121
Redemptions	(10,842,358)	(265,132,827)	(12,546,333)	(332,078,939)
Net increase (decrease)	(2,545,937)	(67,247,789)	2,153,757	57,474,168
Institutional 3 Class
Subscriptions	18,410,564	449,609,838	29,449,843	779,912,063
Distributions reinvested	4,840,762	112,208,870	2,580,501	67,273,670
Redemptions	(12,456,969)	(309,002,224)	(17,189,124)	(461,087,450)
Net increase	10,794,357	252,816,484	14,841,220	386,098,283
Class K
Subscriptions	—	—	10,761	288,499
Distributions reinvested	—	—	13,282	340,682
Redemptions	—	—	(269,627)	(7,180,214)
Net decrease	—	—	(245,584)	(6,551,033)
Class R
Subscriptions	456,648	11,155,108	1,298,152	33,613,269
Distributions reinvested	408,080	9,243,026	229,073	5,848,237
Redemptions	(761,047)	(18,698,241)	(1,370,468)	(35,554,329)
Net increase	103,681	1,699,893	156,757	3,907,177
Class T
Subscriptions	—	—	726	19,043
Distributions reinvested	3,415	77,207	2,595	66,153
Redemptions	(41,813)	(938,561)	(18,306)	(475,567)
Net decrease	(38,398)	(861,354)	(14,985)	(390,371)
Class V
Subscriptions	137,029	3,090,355	246,930	6,375,877
Distributions reinvested	399,819	8,947,940	250,684	6,329,782
Redemptions	(289,298)	(6,957,510)	(564,074)	(14,467,286)
Net increase (decrease)	247,550	5,080,785	(66,460)	(1,761,627)
Total net decrease	(8,742,546)	(257,049,687)	(4,384,211)	(116,288,386)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$27.19	0.12	(1.36)	(1.24)	(0.22)	(1.90)	(2.12)
Year Ended 8/31/2018	$25.41	0.18	3.05	3.23	(0.18)	(1.27)	(1.45)
Year Ended 8/31/2017	$22.29	0.19	3.25	3.44	(0.15)	(0.17)	(0.32)
Year Ended 8/31/2016	$21.27	0.15	2.05	2.20	(0.55)	(0.63)	(1.18)
Year Ended 8/31/2015	$22.37	0.65 (f)	(0.23)	0.42	(0.10)	(1.42)	(1.52)
Year Ended 8/31/2014	$19.15	0.14	4.32	4.46	(0.11)	(1.13)	(1.24)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$27.89	0.15	(1.40)	(1.25)	(0.28)	(1.90)	(2.18)
Year Ended 8/31/2018	$26.02	0.25	3.13	3.38	(0.24)	(1.27)	(1.51)
Year Ended 8/31/2017	$22.81	0.26	3.33	3.59	(0.21)	(0.17)	(0.38)
Year Ended 8/31/2016	$21.74	0.21	2.09	2.30	(0.60)	(0.63)	(1.23)
Year Ended 8/31/2015	$22.83	0.80 (f)	(0.32)	0.48	(0.15)	(1.42)	(1.57)
Year Ended 8/31/2014	$19.52	0.20	4.40	4.60	(0.16)	(1.13)	(1.29)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$24.57	0.02	(1.23)	(1.21)	(0.02)	(1.90)	(1.92)
Year Ended 8/31/2018	$23.09	(0.01)	2.76	2.75	—	(1.27)	(1.27)
Year Ended 8/31/2017	$20.28	0.01	2.97	2.98	(0.00) (g)	(0.17)	(0.17)
Year Ended 8/31/2016	$19.43	(0.00) (g)	1.86	1.86	(0.38)	(0.63)	(1.01)
Year Ended 8/31/2015	$20.62	0.50 (f)	(0.27)	0.23	—	(1.42)	(1.42)
Year Ended 8/31/2014	$17.77	(0.01)	3.99	3.98	—	(1.13)	(1.13)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$27.42	0.15	(1.38)	(1.23)	(0.28)	(1.90)	(2.18)
Year Ended 8/31/2018	$25.61	0.25	3.07	3.32	(0.24)	(1.27)	(1.51)
Year Ended 8/31/2017	$22.45	0.25	3.29	3.54	(0.21)	(0.17)	(0.38)
Year Ended 8/31/2016	$21.42	0.21	2.05	2.26	(0.60)	(0.63)	(1.23)
Year Ended 8/31/2015	$22.52	0.66 (f)	(0.18)	0.48	(0.16)	(1.42)	(1.58)
Year Ended 8/31/2014	$19.27	0.19	4.35	4.54	(0.16)	(1.13)	(1.29)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$27.88	0.16	(1.40)	(1.24)	(0.31)	(1.90)	(2.21)
Year Ended 8/31/2018	$26.01	0.28	3.13	3.41	(0.27)	(1.27)	(1.54)
Year Ended 8/31/2017	$22.80	0.28	3.33	3.61	(0.23)	(0.17)	(0.40)
Year Ended 8/31/2016	$21.73	0.24	2.09	2.33	(0.63)	(0.63)	(1.26)
Year Ended 8/31/2015	$22.83	0.78 (f)	(0.28)	0.50	(0.18)	(1.42)	(1.60)
Year Ended 8/31/2014	$19.52	0.23	4.39	4.62	(0.18)	(1.13)	(1.31)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Contrarian Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$23.83	(4.15%)	1.03% (c),(d)	1.03% (c),(d)	0.95% (c)	32%	$1,614,784
Year Ended 8/31/2018	$27.19	13.09%	1.02%	1.02% (e)	0.70%	63%	$1,912,203
Year Ended 8/31/2017	$25.41	15.61%	1.04%	1.04% (e)	0.82%	52%	$1,941,062
Year Ended 8/31/2016	$22.29	10.79%	1.07%	1.07% (e)	0.72%	47%	$2,860,806
Year Ended 8/31/2015	$21.27	1.99%	1.09%	1.09% (e)	2.93%	60%	$2,297,176
Year Ended 8/31/2014	$22.37	24.15%	1.11%	1.11% (e)	0.69%	65%	$1,659,841
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$24.46	(4.04%)	0.78% (c),(d)	0.78% (c),(d)	1.20% (c)	32%	$616,626
Year Ended 8/31/2018	$27.89	13.39%	0.77%	0.77% (e)	0.95%	63%	$743,515
Year Ended 8/31/2017	$26.02	15.91%	0.80%	0.80% (e)	1.07%	52%	$596,704
Year Ended 8/31/2016	$22.81	11.07%	0.82%	0.82% (e)	0.99%	47%	$377,946
Year Ended 8/31/2015	$21.74	2.25%	0.85%	0.85% (e)	3.53%	60%	$227,941
Year Ended 8/31/2014	$22.83	24.44%	0.86%	0.86% (e)	0.94%	65%	$105,458
Class C
Six Months Ended 2/28/2019 (Unaudited)	$21.44	(4.51%)	1.78% (c),(d)	1.78% (c),(d)	0.20% (c)	32%	$596,411
Year Ended 8/31/2018	$24.57	12.23%	1.77%	1.77% (e)	(0.05%)	63%	$708,041
Year Ended 8/31/2017	$23.09	14.80%	1.79%	1.79% (e)	0.07%	52%	$748,148
Year Ended 8/31/2016	$20.28	9.98%	1.83%	1.83% (e)	(0.02%)	47%	$669,226
Year Ended 8/31/2015	$19.43	1.17%	1.85%	1.85% (e)	2.46%	60%	$409,798
Year Ended 8/31/2014	$20.62	23.22%	1.86%	1.86% (e)	(0.06%)	65%	$222,834
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$24.01	(4.04%)	0.78% (c),(d)	0.78% (c),(d)	1.20% (c)	32%	$3,986,226
Year Ended 8/31/2018	$27.42	13.37%	0.77%	0.77% (e)	0.95%	63%	$4,889,699
Year Ended 8/31/2017	$25.61	15.95%	0.80%	0.80% (e)	1.07%	52%	$4,958,099
Year Ended 8/31/2016	$22.45	11.05%	0.82%	0.82% (e)	0.99%	47%	$4,234,639
Year Ended 8/31/2015	$21.42	2.24%	0.84%	0.84% (e)	2.97%	60%	$2,119,278
Year Ended 8/31/2014	$22.52	24.45%	0.86%	0.86% (e)	0.93%	65%	$1,831,114
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$24.43	(4.03%)	0.68% (c),(d)	0.68% (c),(d)	1.28% (c)	32%	$722,138
Year Ended 8/31/2018	$27.88	13.50%	0.68%	0.68%	1.04%	63%	$894,849
Year Ended 8/31/2017	$26.01	16.05%	0.69%	0.69%	1.17%	52%	$779,002
Year Ended 8/31/2016	$22.80	11.22%	0.70%	0.70%	1.12%	47%	$627,659
Year Ended 8/31/2015	$21.73	2.34%	0.71%	0.71%	3.45%	60%	$336,043
Year Ended 8/31/2014	$22.83	24.60%	0.73%	0.73%	1.08%	65%	$209,498
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$27.89	0.17	(1.40)	(1.23)	(0.32)	(1.90)	(2.22)
Year Ended 8/31/2018	$26.03	0.29	3.12	3.41	(0.28)	(1.27)	(1.55)
Year Ended 8/31/2017	$22.81	0.30	3.33	3.63	(0.24)	(0.17)	(0.41)
Year Ended 8/31/2016	$21.75	0.27	2.06	2.33	(0.64)	(0.63)	(1.27)
Year Ended 8/31/2015	$22.84	1.19 (f)	(0.67)	0.52	(0.19)	(1.42)	(1.61)
Year Ended 8/31/2014	$19.52	0.24	4.40	4.64	(0.19)	(1.13)	(1.32)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$27.18	0.09	(1.36)	(1.27)	(0.15)	(1.90)	(2.05)
Year Ended 8/31/2018	$25.41	0.12	3.04	3.16	(0.12)	(1.27)	(1.39)
Year Ended 8/31/2017	$22.29	0.14	3.25	3.39	(0.10)	(0.17)	(0.27)
Year Ended 8/31/2016	$21.26	0.10	2.05	2.15	(0.49)	(0.63)	(1.12)
Year Ended 8/31/2015	$22.37	0.65 (f)	(0.29)	0.36	(0.05)	(1.42)	(1.47)
Year Ended 8/31/2014	$19.15	0.09	4.32	4.41	(0.06)	(1.13)	(1.19)
Class V
Six Months Ended 2/28/2019 (Unaudited)	$26.93	0.11	(1.34)	(1.23)	(0.22)	(1.90)	(2.12)
Year Ended 8/31/2018	$25.18	0.18	3.02	3.20	(0.18)	(1.27)	(1.45)
Year Ended 8/31/2017	$22.09	0.19	3.22	3.41	(0.15)	(0.17)	(0.32)
Year Ended 8/31/2016	$21.08	0.15	2.04	2.19	(0.55)	(0.63)	(1.18)
Year Ended 8/31/2015	$22.19	0.55 (f)	(0.15)	0.40	(0.09)	(1.42)	(1.51)
Year Ended 8/31/2014	$19.01	0.13	4.28	4.41	(0.10)	(1.13)	(1.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
08/31/2015	$0.54	$0.63	$0.55	$0.50	$0.58	$0.96	$0.60	$0.45

(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Contrarian Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$24.44	(3.97%)	0.64% (c),(d)	0.64% (c),(d)	1.35% (c)	32%	$2,105,689
Year Ended 8/31/2018	$27.89	13.50%	0.63%	0.63%	1.10%	63%	$2,101,809
Year Ended 8/31/2017	$26.03	16.14%	0.65%	0.65%	1.23%	52%	$1,574,824
Year Ended 8/31/2016	$22.81	11.22%	0.65%	0.65%	1.23%	47%	$329,514
Year Ended 8/31/2015	$21.75	2.44%	0.66%	0.66%	5.26%	60%	$53,246
Year Ended 8/31/2014	$22.84	24.71%	0.68%	0.68%	1.12%	65%	$2,514
Class R
Six Months Ended 2/28/2019 (Unaudited)	$23.86	(4.26%)	1.28% (c),(d)	1.28% (c),(d)	0.70% (c)	32%	$130,533
Year Ended 8/31/2018	$27.18	12.78%	1.27%	1.27% (e)	0.45%	63%	$145,912
Year Ended 8/31/2017	$25.41	15.34%	1.29%	1.29% (e)	0.57%	52%	$132,392
Year Ended 8/31/2016	$22.29	10.55%	1.32%	1.32% (e)	0.49%	47%	$96,586
Year Ended 8/31/2015	$21.26	1.69%	1.34%	1.34% (e)	2.93%	60%	$50,048
Year Ended 8/31/2014	$22.37	23.86%	1.36%	1.36% (e)	0.44%	65%	$30,291
Class V
Six Months Ended 2/28/2019 (Unaudited)	$23.58	(4.15%)	1.03% (c),(d)	1.03% (c),(d)	0.95% (c)	32%	$148,839
Year Ended 8/31/2018	$26.93	13.09%	1.02%	1.02% (e)	0.70%	63%	$163,335
Year Ended 8/31/2017	$25.18	15.61%	1.04%	1.04% (e)	0.82%	52%	$154,392
Year Ended 8/31/2016	$22.09	10.83%	1.08%	1.08% (e)	0.71%	47%	$146,879
Year Ended 8/31/2015	$21.08	1.92%	1.11%	1.11% (e)	2.49%	60%	$143,304
Year Ended 8/31/2014	$22.19	24.06%	1.16%	1.16% (e)	0.63%	65%	$151,430
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
18	Columbia Contrarian Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Contrarian Core Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
20	Columbia Contrarian Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Columbia Contrarian Core Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.61% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
22	Columbia Contrarian Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.15
Class T	0.04 (a)
Class V	0.15

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Columbia Contrarian Core Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	731,588
Class C	26,163
Class V	3,020
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.14%	1.15%
Advisor Class	0.89	0.90
Class C	1.89	1.90
Institutional Class	0.89	0.90
Institutional 2 Class	0.80	0.81
Institutional 3 Class	0.75	0.76
Class R	1.39	1.40
Class V	1.14	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,179,492,000	2,849,794,000	(166,601,000)	2,683,193,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
24	Columbia Contrarian Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,236,375,375 and $4,496,615,816, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	(7,987,500)	3.07	8
Lender	2,200,000	2.74	10
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Columbia Contrarian Core Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2019, two unaffiliated shareholders of record owned 24.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Contrarian Core Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Contrarian Core Fund | Semiannual Report 2019	27

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR133_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Emerging Markets Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Emerging Markets Fund   |  Semiannual Report 2019

Columbia Emerging Markets Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Emerging Markets Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2008
Robert Cameron
Portfolio Manager
Managed Fund since 2008
Jasmine (Weili) Huang*, CFA, CPA (U.S. and China), CFM
Portfolio Manager
Managed Fund since 2008
Young Kim
Portfolio Manager
Managed Fund since 2015
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
* Jasmine (Weili) Huang is on a medical leave of absence. A timetable for her return is not set.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	-1.98	-14.56	3.34	10.56
	Including sales charges		-7.60	-19.47	2.12	9.90
Advisor Class*		03/19/13	-1.82	-14.29	3.63	10.84
Class C	Excluding sales charges	09/28/07	-2.36	-15.17	2.59	9.73
	Including sales charges		-3.33	-16.02	2.59	9.73
Institutional Class		01/02/98	-1.84	-14.32	3.62	10.84
Institutional 2 Class*		11/08/12	-1.75	-14.17	3.78	10.94
Institutional 3 Class*		11/08/12	-1.75	-14.18	3.81	10.98
Class R*		09/27/10	-2.09	-14.74	3.10	10.29
MSCI Emerging Markets Index (Net)			0.33	-9.89	4.13	10.32
MSCI EAFE Index (Net)			-3.58	-6.04	2.07	9.56
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net) and the MSCI EAFE Index (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Emerging Markets Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Alibaba Group Holding Ltd., ADR (China)	7.1
Tencent Holdings Ltd. (China)	5.7
Samsung Electronics Co., Ltd. (South Korea)	3.9
Naspers Ltd., Class N (South Africa)	3.7
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3.6
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)	2.4
PT Bank Central Asia Tbk (Indonesia)	2.3
Itaú Unibanco Holding SA, ADR (Brazil)	2.0
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.0
HDFC Bank Ltd., ADR (India)	2.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	16.7
Consumer Discretionary	17.6
Consumer Staples	4.6
Energy	8.0
Financials	24.9
Health Care	4.9
Industrials	3.0
Information Technology	14.6
Materials	3.7
Real Estate	1.5
Utilities	0.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2019)
Argentina	0.5
Brazil	10.2
Canada	1.3
China	31.8
Hong Kong	2.0
Hungary	0.4
India	10.7
Indonesia	7.1
Luxembourg	0.3
Mexico	1.6
Panama	0.6
Peru	1.3
Philippines	0.9
Poland	1.2
Russian Federation	4.7
South Africa	6.1
South Korea	8.6
Taiwan	6.1
Thailand	2.0
United States(a)	2.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Emerging Markets Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	980.20	1,016.91	7.81	7.95	1.59
Advisor Class	1,000.00	1,000.00	981.80	1,018.15	6.58	6.71	1.34
Class C	1,000.00	1,000.00	976.40	1,013.19	11.47	11.68	2.34
Institutional Class	1,000.00	1,000.00	981.60	1,018.15	6.58	6.71	1.34
Institutional 2 Class	1,000.00	1,000.00	982.50	1,018.94	5.80	5.91	1.18
Institutional 3 Class	1,000.00	1,000.00	982.50	1,019.19	5.55	5.66	1.13
Class R	1,000.00	1,000.00	979.10	1,015.67	9.03	9.20	1.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Emerging Markets Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.2%
Issuer	Shares	Value ($)
Argentina 0.5%
MercadoLibre, Inc.	13,975	6,411,590
Brazil 8.5%
Arco Platform Ltd., Class A(a)	158,413	3,820,921
B3 SA - Brasil Bolsa Balcao	1,028,600	9,025,906
Fleury SA	1,379,000	7,338,953
Itaú Unibanco Holding SA, ADR	2,772,800	26,064,320
Localiza Rent a Car SA	1,807,002	16,510,605
Notre Dame Intermedica Participacoes SA(a)	1,016,500	8,941,379
Pagseguro Digital Ltd., Class A(a)	440,990	12,405,049
Petroleo Brasileiro SA, ADR	1,292,444	20,317,220
Stone Co., Ltd., Class A(a)	229,536	6,980,190
Total		111,404,543
Canada 1.3%
First Quantum Minerals Ltd.	582,981	6,685,043
Parex Resources(a)	652,110	10,094,214
Total		16,779,257
China 31.7%
58.Com, Inc., ADR(a)	125,859	9,176,380
Alibaba Group Holding Ltd., ADR(a)	491,401	89,941,125
Baidu, Inc., ADR(a)	43,276	7,034,081
BeiGene Ltd., ADR(a)	95,216	13,049,353
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China International Travel Service Corp., Ltd., Class A	551,145	5,256,943
China Merchants Bank Co., Ltd., Class H	2,171,000	9,962,803
China Resources Cement Holdings Ltd.	10,512,000	11,214,836
CNOOC Ltd.	9,598,000	16,669,816
Industrial & Commercial Bank of China Ltd., Class H	20,432,000	15,759,074
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	652,711	10,830,339
Kingdee International Software Group Co., Ltd.	7,714,000	8,357,090
Kweichow Moutai Co., Ltd., Class A	131,148	14,800,889
Midea Group Co., Ltd., Class A	1,634,753	11,685,934
NetEase, Inc., ADR	82,219	18,352,925
New Oriental Education & Technology Group, Inc., ADR(a)	105,605	8,665,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Nexteer Automotive Group Ltd.	4,629,000	6,590,695
Ping An Insurance Group Co. of China Ltd., Class H	2,420,000	25,582,676
Shenzhou International Group Holdings Ltd.	748,000	9,348,766
TAL Education Group, ADR(a)	310,237	11,044,437
Tencent Holdings Ltd.	1,709,000	73,184,937
Tencent Music Entertainment Group, ADR(a)	565,399	10,188,490
Weibo Corp., ADR(a)	62,025	4,481,306
Wuliangye Yibin Co., Ltd., Class A	659,398	7,043,007
WuXi AppTec Co., Ltd., Class H(a)	371,700	4,055,684
Wuxi Biologics Cayman, Inc.(a)	1,199,000	11,387,463
Total		413,664,996
Hong Kong 2.0%
AIA Group Ltd.	1,464,400	14,615,199
Techtronic Industries Co., Ltd.	1,675,500	11,192,764
Total		25,807,963
Hungary 0.4%
Richter Gedeon Nyrt	261,293	5,059,355
India 10.6%
Adani Ports & Special Economic Zone Ltd.	985,241	4,518,409
AU Small Finance Bank Ltd.	521,290	4,249,795
Bajaj Finance Ltd.	119,258	4,448,072
Balkrishna Industries Ltd.	363,256	4,527,118
Biocon Ltd.	564,963	4,937,128
Eicher Motors Ltd.	36,230	10,131,095
HDFC Asset Management Co., Ltd.(a)	284,897	5,494,818
HDFC Bank Ltd., ADR	247,346	25,011,627
HDFC Life Insurance Co., Ltd.(a)	1,964,108	9,734,125
Indraprastha Gas Ltd.	1,497,979	6,171,987
IndusInd Bank Ltd.	490,927	10,182,421
Jubilant Foodworks Ltd.	634,709	11,334,334
Natco Pharma Ltd.	424,014	3,433,616
Petronet LNG Ltd.	2,285,927	7,193,176
Reliance Industries Ltd.	1,339,976	23,226,575
Tejas Networks Ltd.(a)	1,903,604	4,175,522
Total		138,769,818
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 7.1%
PT Ace Hardware Indonesia Tbk	71,267,400	8,889,591
PT Astra International Tbk	18,604,300	9,429,072
PT Bank Central Asia Tbk	15,094,500	29,535,231
PT Bank Rakyat Indonesia Persero Tbk	112,414,800	30,731,158
PT Pakuwon Jati Tbk	160,903,400	7,089,624
PT Telekomunikasi Indonesia Persero Tbk	25,309,800	6,948,326
Total		92,623,002
Luxembourg 0.3%
Ternium SA, ADR	116,201	3,352,399
Mexico 1.6%
Grupo Financiero Banorte SAB de CV, Class O	2,003,100	10,906,129
Mexichem SAB de CV	4,182,700	10,171,813
Total		21,077,942
Panama 0.6%
Copa Holdings SA, Class A	84,543	7,454,156
Peru 1.3%
Credicorp Ltd.	72,229	17,558,148
Philippines 0.9%
Ayala Land, Inc.	14,629,500	12,443,571
Poland 1.2%
Dino Polska SA(a)	377,225	10,667,057
KRUK SA	122,895	5,358,935
Total		16,025,992
Russian Federation 4.7%
Detsky Mir PJSC	3,393,890	4,577,350
Lukoil PJSC, ADR	172,552	14,356,327
Mail.ru Group Ltd., GDR(a),(d)	405,164	9,642,903
Sberbank of Russia PJSC, ADR	672,133	8,576,417
TCS Group Holding PLC, GDR(d)	447,095	8,271,258
Yandex NV, Class A(a)	458,098	15,758,571
Total		61,182,826
South Africa 6.1%
AVI Ltd.	1,092,276	6,939,416
Capitec Bank Holdings Ltd.	84,839	7,862,886
Clicks Group Ltd.	219,159	2,809,278
Mr. Price Group Ltd.	262,320	4,018,254
Common Stocks (continued)
Issuer	Shares	Value ($)
MultiChoice Group Ltd.(a)	216,155	1,611,145
Naspers Ltd., Class N	216,155	46,706,964
Sasol Ltd.	308,594	9,412,569
Total		79,360,512
South Korea 7.8%
Cafe24 Corp.(a)	44,876	4,704,054
KB Financial Group, Inc.	201,426	7,938,766
LG Chem Ltd.	19,241	6,669,587
Pearl Abyss Corp.(a)	24,514	3,924,867
Samsung Electronics Co., Ltd.	1,231,103	49,270,994
SK Hynix, Inc.	198,524	12,334,170
SK Innovation Co., Ltd.	64,317	10,731,230
SK Telecom Co., Ltd.	24,201	5,605,264
Total		101,178,932
Taiwan 6.1%
ASMedia Technology, Inc.	338,000	6,341,860
Cathay Financial Holding Co., Ltd.	6,210,000	9,116,469
MediaTek, Inc.	906,000	8,191,765
Silergy Corp.	326,000	5,828,725
Taiwan Semiconductor Manufacturing Co., Ltd.	6,055,048	46,464,766
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	79,182	3,092,057
Total		79,035,642
Thailand 2.0%
Mega Lifesciences PCL, Foreign Registered Shares	4,650,400	4,902,730
Muangthai Capital PCL, Foreign Registered Shares	8,946,500	13,330,054
Tisco Financial Group PCL, Foreign Registered Shares	2,772,900	7,698,364
Total		25,931,148
United States 0.5%
Universal Display Corp.	44,994	6,714,904
Total Common Stocks (Cost $872,857,649)		1,241,836,696

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Preferred Stocks 2.5%
Issuer	Shares	Value ($)
Brazil 1.7%
Azul SA(a)	917,500	9,159,978
Cia Brasileira de Distribuicao	224,700	5,571,213
Lojas Americanas SA	1,290,900	6,846,033
Total		21,577,224
South Korea 0.8%
Samsung Electronics Co., Ltd.	330,700	10,573,037
Total Preferred Stocks (Cost $23,544,798)		32,150,261
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(e),(f)	26,841,169	26,838,485
Total Money Market Funds (Cost $26,838,485)		26,838,485
Total Investments in Securities (Cost $923,240,932)		1,300,825,442
Other Assets & Liabilities, Net		3,472,458
Net Assets		$1,304,297,900

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $17,914,161, which represents 1.37% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	44,632,401	182,440,283	(200,231,515)	26,841,169	—	—	216,368	26,838,485
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	6,411,590	—	—	—	6,411,590
Brazil	111,404,543	—	—	—	111,404,543
Canada	16,779,257	—	—	—	16,779,257
China	171,934,043	241,730,952	1	—	413,664,996
Hong Kong	—	25,807,963	—	—	25,807,963
Hungary	—	5,059,355	—	—	5,059,355
India	25,011,627	113,758,191	—	—	138,769,818
Indonesia	—	92,623,002	—	—	92,623,002
Luxembourg	3,352,399	—	—	—	3,352,399
Mexico	21,077,942	—	—	—	21,077,942
Panama	7,454,156	—	—	—	7,454,156
Peru	17,558,148	—	—	—	17,558,148
Philippines	—	12,443,571	—	—	12,443,571
Poland	—	16,025,992	—	—	16,025,992
Russian Federation	15,758,571	45,424,255	—	—	61,182,826
South Africa	—	79,360,512	—	—	79,360,512
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
South Korea	—	101,178,932	—	—	101,178,932
Taiwan	3,092,057	75,943,585	—	—	79,035,642
Thailand	—	25,931,148	—	—	25,931,148
United States	6,714,904	—	—	—	6,714,904
Total Common Stocks	406,549,237	835,287,458	1	—	1,241,836,696
Preferred Stocks
Brazil	21,577,224	—	—	—	21,577,224
South Korea	—	10,573,037	—	—	10,573,037
Total Preferred Stocks	21,577,224	10,573,037	—	—	32,150,261
Money Market Funds	—	—	—	26,838,485	26,838,485
Total Investments in Securities	428,126,461	845,860,495	1	26,838,485	1,300,825,442
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	11,945,775	11,945,775	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $896,402,447)	$1,273,986,957
Affiliated issuers (cost $26,838,485)	26,838,485
Foreign currency (cost $490,152)	490,116
Receivable for:
Investments sold	3,974,423
Capital shares sold	913,994
Dividends	2,920,452
Foreign tax reclaims	98,713
Prepaid expenses	3,705
Trustees’ deferred compensation plan	77,528
Other assets	32,631
Total assets	1,309,337,004
Liabilities
Payable for:
Investments purchased	3,596,314
Capital shares purchased	975,852
Management services fees	37,154
Distribution and/or service fees	2,369
Transfer agent fees	128,798
Compensation of board members	907
Compensation of chief compliance officer	100
Other expenses	220,082
Trustees’ deferred compensation plan	77,528
Total liabilities	5,039,104
Net assets applicable to outstanding capital stock	$1,304,297,900
Represented by
Paid in capital	994,005,209
Total distributable earnings (loss) (Note 2)	310,292,691
Total - representing net assets applicable to outstanding capital stock	$1,304,297,900
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$252,330,626
Shares outstanding	21,181,587
Net asset value per share	$11.91
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.64
Advisor Class
Net assets	$21,659,761
Shares outstanding	1,784,773
Net asset value per share	$12.14
Class C
Net assets	$18,205,766
Shares outstanding	1,628,034
Net asset value per share	$11.18
Institutional Class
Net assets	$199,348,784
Shares outstanding	16,548,589
Net asset value per share	$12.05
Institutional 2 Class
Net assets	$156,084,730
Shares outstanding	12,877,071
Net asset value per share	$12.12
Institutional 3 Class
Net assets	$648,005,015
Shares outstanding	53,243,993
Net asset value per share	$12.17
Class R
Net assets	$8,663,218
Shares outstanding	737,890
Net asset value per share	$11.74
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	11

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,387,306
Dividends — affiliated issuers	216,368
Foreign taxes withheld	(763,768)
Total income	6,839,906
Expenses:
Management services fees	6,378,226
Distribution and/or service fees
Class A	308,692
Class C	93,023
Class R	21,573
Class T	95
Transfer agent fees
Class A	261,237
Advisor Class	23,214
Class C	19,656
Institutional Class	192,692
Institutional 2 Class	41,211
Institutional 3 Class	23,139
Class R	9,121
Class T	79
Compensation of board members	16,205
Custodian fees	226,246
Printing and postage fees	60,434
Registration fees	79,214
Audit fees	31,070
Legal fees	13,826
Interest on interfund lending	266
Compensation of chief compliance officer	258
Other	104,719
Total expenses	7,904,196
Net investment loss	(1,064,290)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(39,384,390)
Foreign currency translations	(275,630)
Net realized loss	(39,660,020)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	11,673,815
Foreign currency translations	(1,314)
Foreign capital gains tax	846,963
Net change in unrealized appreciation (depreciation)	12,519,464
Net realized and unrealized loss	(27,140,556)
Net decrease in net assets resulting from operations	$(28,204,846)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income (loss)	$(1,064,290)	$5,791,258
Net realized gain (loss)	(39,660,020)	48,614,991
Net change in unrealized appreciation (depreciation)	12,519,464	(103,432,166)
Net decrease in net assets resulting from operations	(28,204,846)	(49,025,917)
Distributions to shareholders
Net investment income and net realized gains
Advisor Class	(24,274)
Institutional Class	(200,983)
Institutional 2 Class	(359,831)
Institutional 3 Class	(2,014,299)
Net investment income
Class A		(428,669)
Advisor Class		(246,201)
Institutional Class		(663,215)
Institutional 2 Class		(591,542)
Institutional 3 Class		(3,566,018)
Class K		(265)
Class T		(273)
Total distributions to shareholders (Note 2)	(2,599,387)	(5,496,183)
Increase (decrease) in net assets from capital stock activity	(29,978,198)	61,209,749
Total increase (decrease) in net assets	(60,782,431)	6,687,649
Net assets at beginning of period	1,365,080,331	1,358,392,682
Net assets at end of period	$1,304,297,900	$1,365,080,331
Undistributed (excess of distributions over) net investment income	$(1,319,049)	$2,344,628
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,648,588	18,430,199	6,518,228	87,750,740
Distributions reinvested	—	—	30,980	414,207
Redemptions	(3,196,701)	(36,235,337)	(5,276,371)	(70,201,930)
Net increase (decrease)	(1,548,113)	(17,805,138)	1,272,837	17,963,017
Advisor Class
Subscriptions	489,153	5,623,844	5,182,839	69,700,665
Distributions reinvested	1,432	15,556	16,026	217,629
Redemptions	(675,275)	(7,780,534)	(4,887,806)	(68,542,788)
Net increase (decrease)	(184,690)	(2,141,134)	311,059	1,375,506
Class C
Subscriptions	189,460	2,007,584	798,806	10,227,940
Redemptions	(498,303)	(5,277,562)	(919,710)	(11,349,229)
Net decrease	(308,843)	(3,269,978)	(120,904)	(1,121,289)
Institutional Class
Subscriptions	4,621,681	52,488,798	7,368,950	100,703,261
Distributions reinvested	12,604	135,877	34,024	458,987
Redemptions	(4,622,376)	(52,459,096)	(4,938,883)	(66,091,619)
Net increase	11,909	165,579	2,464,091	35,070,629
Institutional 2 Class
Subscriptions	3,750,933	42,750,703	6,934,574	92,870,933
Distributions reinvested	33,128	359,105	42,452	576,068
Redemptions	(3,468,699)	(39,152,823)	(4,022,170)	(55,890,014)
Net increase	315,362	3,956,985	2,954,856	37,556,987
Institutional 3 Class
Subscriptions	5,921,596	68,599,799	7,735,597	107,784,636
Distributions reinvested	85,596	932,136	104,027	1,417,884
Redemptions	(6,959,476)	(79,375,867)	(9,957,728)	(136,688,116)
Net decrease	(952,284)	(9,843,932)	(2,118,104)	(27,485,596)
Class K
Distributions reinvested	—	—	20	256
Redemptions	—	—	(7,495)	(107,872)
Net decrease	—	—	(7,475)	(107,616)
Class R
Subscriptions	105,880	1,184,398	344,871	4,595,479
Redemptions	(189,185)	(2,095,334)	(500,192)	(6,547,665)
Net decrease	(83,305)	(910,936)	(155,321)	(1,952,186)
Class T
Distributions reinvested	—	—	21	269
Redemptions	(12,005)	(129,644)	(6,816)	(89,972)
Net decrease	(12,005)	(129,644)	(6,795)	(89,703)
Total net increase (decrease)	(2,761,969)	(29,978,198)	4,594,244	61,209,749
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Fund | Semiannual Report 2019

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Columbia Emerging Markets Fund | Semiannual Report 2019	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$12.15	(0.03)	(0.21)	(0.24)	—	—
Year Ended 8/31/2018	$12.62	0.02	(0.47)	(0.45)	(0.02)	(0.02)
Year Ended 8/31/2017	$9.99	0.01	2.62	2.63	—	—
Year Ended 8/31/2016	$8.79	(0.01)	1.21	1.20	—	—
Year Ended 8/31/2015	$10.94	(0.01)	(2.14)	(2.15)	(0.00) (g)	(0.00) (g)
Year Ended 8/31/2014	$9.13	(0.01)	1.84	1.83	(0.02)	(0.02)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$12.38	(0.01)	(0.22)	(0.23)	(0.01)	(0.01)
Year Ended 8/31/2018	$12.84	0.02	(0.43)	(0.41)	(0.05)	(0.05)
Year Ended 8/31/2017	$10.14	0.07	2.63	2.70	—	—
Year Ended 8/31/2016	$8.90	0.01	1.23	1.24	—	—
Year Ended 8/31/2015	$11.08	0.09	(2.24)	(2.15)	(0.03)	(0.03)
Year Ended 8/31/2014	$9.24	0.04	1.84	1.88	(0.04)	(0.04)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$11.45	(0.06)	(0.21)	(0.27)	—	—
Year Ended 8/31/2018	$11.96	(0.08)	(0.43)	(0.51)	—	—
Year Ended 8/31/2017	$9.54	(0.06)	2.48	2.42	—	—
Year Ended 8/31/2016	$8.45	(0.08)	1.17	1.09	—	—
Year Ended 8/31/2015	$10.60	(0.08)	(2.07)	(2.15)	—	—
Year Ended 8/31/2014	$8.90	(0.08)	1.78	1.70	—	—
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$12.29	(0.01)	(0.22)	(0.23)	(0.01)	(0.01)
Year Ended 8/31/2018	$12.76	0.05	(0.47)	(0.42)	(0.05)	(0.05)
Year Ended 8/31/2017	$10.07	0.04	2.65	2.69	—	—
Year Ended 8/31/2016	$8.84	0.01	1.22	1.23	—	—
Year Ended 8/31/2015	$11.00	0.02	(2.15)	(2.13)	(0.03)	(0.03)
Year Ended 8/31/2014	$9.18	0.03	1.83	1.86	(0.04)	(0.04)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$12.37	(0.00) (g)	(0.22)	(0.22)	(0.03)	(0.03)
Year Ended 8/31/2018	$12.84	0.08	(0.49)	(0.41)	(0.06)	(0.06)
Year Ended 8/31/2017	$10.12	0.06	2.66	2.72	—	—
Year Ended 8/31/2016	$8.87	0.05	1.20	1.25	—	—
Year Ended 8/31/2015	$11.05	0.11	(2.24)	(2.13)	(0.05)	(0.05)
Year Ended 8/31/2014	$9.22	0.05	1.84	1.89	(0.06)	(0.06)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$11.91	(1.98%)	1.59% (c),(d)	1.59% (c),(d)	(0.48%) (c)	24%	$252,331
Year Ended 8/31/2018	$12.15	(3.58%)	1.54%	1.54% (e)	0.12%	39%	$276,209
Year Ended 8/31/2017	$12.62	26.33%	1.65% (f)	1.62% (e),(f)	0.14%	51%	$270,816
Year Ended 8/31/2016	$9.99	13.65%	1.67% (f)	1.67% (e),(f)	(0.16%)	81%	$244,190
Year Ended 8/31/2015	$8.79	(19.65%)	1.62% (f)	1.62% (e),(f)	(0.07%)	76%	$238,932
Year Ended 8/31/2014	$10.94	20.01%	1.67% (f)	1.67% (e),(f)	(0.07%)	80%	$314,231
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$12.14	(1.82%)	1.34% (c),(d)	1.34% (c),(d)	(0.25%) (c)	24%	$21,660
Year Ended 8/31/2018	$12.38	(3.26%)	1.29%	1.29% (e)	0.14%	39%	$24,379
Year Ended 8/31/2017	$12.84	26.63%	1.41% (f)	1.37% (e),(f)	0.68%	51%	$21,298
Year Ended 8/31/2016	$10.14	13.93%	1.42% (f)	1.42% (e),(f)	0.13%	81%	$2,205
Year Ended 8/31/2015	$8.90	(19.45%)	1.39% (f)	1.39% (e),(f)	0.91%	76%	$1,827
Year Ended 8/31/2014	$11.08	20.36%	1.41% (f)	1.41% (e),(f)	0.35%	80%	$301
Class C
Six Months Ended 2/28/2019 (Unaudited)	$11.18	(2.36%)	2.34% (c),(d)	2.34% (c),(d)	(1.23%) (c)	24%	$18,206
Year Ended 8/31/2018	$11.45	(4.26%)	2.29%	2.29% (e)	(0.62%)	39%	$22,177
Year Ended 8/31/2017	$11.96	25.37%	2.40% (f)	2.37% (e),(f)	(0.57%)	51%	$24,616
Year Ended 8/31/2016	$9.54	12.90%	2.42% (f)	2.42% (e),(f)	(0.92%)	81%	$19,419
Year Ended 8/31/2015	$8.45	(20.28%)	2.37% (f)	2.37% (e),(f)	(0.83%)	76%	$20,462
Year Ended 8/31/2014	$10.60	19.10%	2.42% (f)	2.42% (e),(f)	(0.81%)	80%	$27,126
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$12.05	(1.84%)	1.34% (c),(d)	1.34% (c),(d)	(0.22%) (c)	24%	$199,349
Year Ended 8/31/2018	$12.29	(3.35%)	1.29%	1.29% (e)	0.40%	39%	$203,193
Year Ended 8/31/2017	$12.76	26.71%	1.40% (f)	1.37% (e),(f)	0.39%	51%	$179,501
Year Ended 8/31/2016	$10.07	13.91%	1.42% (f)	1.42% (e),(f)	0.07%	81%	$647,011
Year Ended 8/31/2015	$8.84	(19.41%)	1.37% (f)	1.37% (e),(f)	0.18%	76%	$760,839
Year Ended 8/31/2014	$11.00	20.28%	1.41% (f)	1.41% (e),(f)	0.25%	80%	$1,060,340
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$12.12	(1.75%)	1.18% (c),(d)	1.18% (c),(d)	(0.08%) (c)	24%	$156,085
Year Ended 8/31/2018	$12.37	(3.22%)	1.16%	1.16%	0.58%	39%	$155,442
Year Ended 8/31/2017	$12.84	26.88%	1.22% (f)	1.22% (f)	0.57%	51%	$123,364
Year Ended 8/31/2016	$10.12	14.09%	1.26% (f)	1.26% (f)	0.54%	81%	$113,041
Year Ended 8/31/2015	$8.87	(19.35%)	1.21% (f)	1.21% (f)	1.08%	76%	$17,559
Year Ended 8/31/2014	$11.05	20.58%	1.22% (f)	1.22% (f)	0.46%	80%	$3,087
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$12.43	(0.00) (g)	(0.22)	(0.22)	(0.04)	(0.04)
Year Ended 8/31/2018	$12.90	0.07	(0.47)	(0.40)	(0.07)	(0.07)
Year Ended 8/31/2017	$10.17	0.10	2.63	2.73	—	—
Year Ended 8/31/2016	$8.90	0.05	1.22	1.27	—	—
Year Ended 8/31/2015	$11.09	0.05	(2.19)	(2.14)	(0.05)	(0.05)
Year Ended 8/31/2014	$9.24	0.06	1.85	1.91	(0.06)	(0.06)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$11.99	(0.04)	(0.21)	(0.25)	—	—
Year Ended 8/31/2018	$12.47	(0.02)	(0.46)	(0.48)	—	—
Year Ended 8/31/2017	$9.89	(0.01)	2.59	2.58	—	—
Year Ended 8/31/2016	$8.72	(0.03)	1.20	1.17	—	—
Year Ended 8/31/2015	$10.89	(0.03)	(2.14)	(2.17)	—	—
Year Ended 8/31/2014	$9.09	(0.03)	1.83	1.80	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$12.17	(1.75%)	1.13% (c),(d)	1.13% (c),(d)	(0.01%) (c)	24%	$648,005
Year Ended 8/31/2018	$12.43	(3.18%)	1.10%	1.10%	0.54%	39%	$673,688
Year Ended 8/31/2017	$12.90	26.84%	1.19% (f)	1.19% (f)	0.86%	51%	$726,291
Year Ended 8/31/2016	$10.17	14.27%	1.20% (f)	1.20% (f)	0.58%	81%	$22,104
Year Ended 8/31/2015	$8.90	(19.34%)	1.15% (f)	1.15% (f)	0.46%	76%	$5,351
Year Ended 8/31/2014	$11.09	20.73%	1.19% (f)	1.19% (f)	0.56%	80%	$4,148
Class R
Six Months Ended 2/28/2019 (Unaudited)	$11.74	(2.09%)	1.84% (c),(d)	1.84% (c),(d)	(0.72%) (c)	24%	$8,663
Year Ended 8/31/2018	$11.99	(3.85%)	1.79%	1.79% (e)	(0.17%)	39%	$9,847
Year Ended 8/31/2017	$12.47	26.09%	1.90% (f)	1.87% (e),(f)	(0.08%)	51%	$12,175
Year Ended 8/31/2016	$9.89	13.42%	1.92% (f)	1.92% (e),(f)	(0.37%)	81%	$9,683
Year Ended 8/31/2015	$8.72	(19.93%)	1.87% (f)	1.87% (e),(f)	(0.30%)	76%	$6,997
Year Ended 8/31/2014	$10.89	19.80%	1.91% (f)	1.91% (e),(f)	(0.26%)	80%	$8,237
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund | Semiannual Report 2019	19

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Emerging Markets Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
22	Columbia Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 1.04% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Columbia Emerging Markets Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Advisor Class	0.21
Class C	0.21
Institutional Class	0.21
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.21
Class T	0.06 (a)

(a)	Unannualized.
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
24	Columbia Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	100,371
Class C	3,583
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.65%	1.65%
Advisor Class	1.40	1.40
Class C	2.40	2.40
Institutional Class	1.40	1.40
Institutional 2 Class	1.26	1.27
Institutional 3 Class	1.21	1.22
Class R	1.90	1.90
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Emerging Markets Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
923,241,000	408,567,000	(30,983,000)	377,584,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	25,646,932	—	25,646,932
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $294,496,379 and $312,694,949, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
26	Columbia Emerging Markets Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	850,000	2.82	4
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2019, two unaffiliated shareholders of record owned 39.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 35.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a
Columbia Emerging Markets Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Emerging Markets Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Emerging Markets Fund | Semiannual Report 2019	29

Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR142_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Greater China Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Greater China Fund   |  Semiannual Report 2019

Columbia Greater China Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Greater China Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Dara White, CFA
Co-Portfolio Manager
Managed Fund since January 2019
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM*
Co-Portfolio Manager
Managed Fund since 2005
*Ms. Huang is on a medical leave of absence, a timetable for her return is not set.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/16/97	-0.54	-11.78	7.81	12.23
	Including sales charges		-6.25	-16.85	6.54	11.56
Advisor Class*		03/19/13	-0.43	-11.57	8.08	12.39
Class C	Excluding sales charges	05/16/97	-0.92	-12.45	7.01	11.39
	Including sales charges		-1.84	-13.27	7.01	11.39
Institutional Class		05/16/97	-0.42	-11.57	8.08	12.51
Institutional 2 Class*		11/08/12	-0.37	-11.49	8.21	12.49
Institutional 3 Class*		03/01/17	-0.36	-11.44	7.98	12.31
MSCI China Index (Net)			1.13	-11.47	8.53	11.09
Hang Seng Index			2.66	-7.46	4.39	8.24
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI China Index (Net) is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group.
The Hang Seng Index tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI China Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Greater China Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Tencent Holdings Ltd.	21.0
Alibaba Group Holding Ltd., ADR	15.5
Ping An Insurance Group Co. of China Ltd., Class H	5.4
CNOOC Ltd.	5.0
China Construction Bank Corp., Class H	4.9
Industrial & Commercial Bank of China Ltd., Class H	3.6
Shenzhou International Group Holdings Ltd.	3.6
China Merchants Bank Co., Ltd., Class H	3.3
NetEase, Inc., ADR	3.3
Kweichow Moutai Co., Ltd., Class A	2.4
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	25.8
Consumer Discretionary	28.1
Consumer Staples	8.8
Energy	5.0
Financials	19.4
Health Care	7.0
Industrials	2.0
Information Technology	1.5
Materials	1.3
Real Estate	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2019)
China	97.0
Hong Kong	2.7
United States(a)	0.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Greater China Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.60	1,017.16	7.62	7.70	1.54
Advisor Class	1,000.00	1,000.00	995.70	1,018.30	6.48	6.56	1.31
Class C	1,000.00	1,000.00	990.80	1,013.44	11.30	11.43	2.29
Institutional Class	1,000.00	1,000.00	995.80	1,018.40	6.38	6.46	1.29
Institutional 2 Class	1,000.00	1,000.00	996.30	1,018.79	5.99	6.06	1.21
Institutional 3 Class	1,000.00	1,000.00	996.40	1,019.09	5.69	5.76	1.15
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Greater China Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 25.7%
Entertainment 4.0%
NetEase, Inc., ADR	17,099	3,816,839
Tencent Music Entertainment Group, ADR(a)	51,107	920,948
Total		4,737,787
Interactive Media & Services 21.7%
Baidu, Inc., ADR(a)	5,386	875,441
Tencent Holdings Ltd.	577,100	24,713,298
Total		25,588,739
Total Communication Services		30,326,526
Consumer Discretionary 28.0%
Auto Components 1.0%
Nexteer Automotive Group Ltd.	819,000	1,166,079
Diversified Consumer Services 3.5%
New Oriental Education & Technology Group, Inc., ADR(a)	20,630	1,692,898
TAL Education Group, ADR(a)	70,085	2,495,026
Total		4,187,924
Hotels, Restaurants & Leisure 1.6%
China International Travel Service Corp., Ltd., Class A	62,500	596,139
Galaxy Entertainment Group Ltd.	177,000	1,255,223
Total		1,851,362
Household Durables 2.9%
Midea Group Co., Ltd., Class A	302,975	2,165,799
Qingdao Haier Co., Ltd., Class A	356,620	878,781
Techtronic Industries Co., Ltd.	51,000	340,693
Total		3,385,273
Internet & Direct Marketing Retail 15.4%
Alibaba Group Holding Ltd., ADR(a)	99,440	18,200,503
Textiles, Apparel & Luxury Goods 3.6%
Shenzhou International Group Holdings Ltd.	336,000	4,199,446
Total Consumer Discretionary		32,990,587
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.7%
Beverages 5.8%
China Resources Beer Holdings Co., Ltd.	392,000	1,460,986
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	154,290	2,560,112
Kweichow Moutai Co., Ltd., Class A	24,700	2,787,552
Total		6,808,650
Food & Staples Retailing 0.3%
Sun Art Retail Group Ltd.	353,500	359,031
Food Products 2.6%
China Mengniu Dairy Co., Ltd.	637,000	1,967,168
Foshan Haitian Flavouring & Food Co., Ltd., Class A	102,136	1,171,644
Total		3,138,812
Total Consumer Staples		10,306,493
Energy 5.0%
Oil, Gas & Consumable Fuels 5.0%
CNOOC Ltd.	3,406,500	5,916,413
Total Energy		5,916,413
Financials 19.3%
Banks 12.6%
Bank of China Ltd., Class H	1,974,000	920,816
China Construction Bank Corp., Class H	6,455,340	5,746,995
China Merchants Bank Co., Ltd., Class H	853,500	3,916,744
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	4,245,972
Total		14,830,527
Insurance 6.7%
AIA Group Ltd.	161,200	1,608,830
Ping An Insurance Group Co. of China Ltd., Class H	598,500	6,326,955
Total		7,935,785
Total Financials		22,766,312
Health Care 7.0%
Biotechnology 2.6%
BeiGene Ltd., ADR(a)	8,250	1,130,662
CStone Pharmaceuticals(a)	450,000	710,851
Zai Lab Ltd., ADR(a)	39,732	1,145,076
Total		2,986,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.0%
WuXi AppTec Co., Ltd., Class H(a)	71,200	776,876
Wuxi Biologics Cayman, Inc.(a)	170,500	1,619,318
Total		2,396,194
Pharmaceuticals 2.4%
China Animal Healthcare Ltd.(a),(b),(c),(d)	1,050,000	0
CSPC Pharmaceutical Group Ltd.	686,000	1,171,224
Jiangsu Hengrui Medicine Co., Ltd., Class A	43,443	467,164
Sino Biopharmaceutical Ltd.	1,375,500	1,193,637
Total		2,832,025
Total Health Care		8,214,808
Industrials 2.0%
Electrical Equipment 2.0%
Zhuzhou CRRC Times Electric Co., Ltd., Class H	425,400	2,388,005
Total Industrials		2,388,005
Information Technology 1.5%
Software 0.9%
Kingdee International Software Group Co., Ltd.	932,000	1,009,698
Technology Hardware, Storage & Peripherals 0.6%
Focus Media Information Technology Co., Ltd., Class A	742,956	748,081
Total Information Technology		1,757,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.3%
Construction Materials 1.3%
China Resources Cement Holdings Ltd.	1,394,000	1,487,203
Total Materials		1,487,203
Real Estate 1.1%
Real Estate Management & Development 1.1%
China Resources Land Ltd.	360,000	1,343,010
Total Real Estate		1,343,010
Total Common Stocks (Cost $61,989,615)		117,497,136

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(e),(f)	337,735	337,701
Total Money Market Funds (Cost $337,701)		337,701
Total Investments in Securities (Cost: $62,327,316)		117,834,837
Other Assets & Liabilities, Net		60,210
Net Assets		117,895,047

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	6,297,619	21,587,495	(27,547,379)	337,735	—	—	46,556	337,701
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Greater China Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	5,613,228	24,713,298	—	—	30,326,526
Consumer Discretionary	22,388,427	10,602,160	—	—	32,990,587
Consumer Staples	—	10,306,493	—	—	10,306,493
Energy	—	5,916,413	—	—	5,916,413
Financials	—	22,766,312	—	—	22,766,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	2,275,738	5,939,070	0*	—	8,214,808
Industrials	—	2,388,005	—	—	2,388,005
Information Technology	—	1,757,779	—	—	1,757,779
Materials	—	1,487,203	—	—	1,487,203
Real Estate	—	1,343,010	—	—	1,343,010
Total Common Stocks	30,277,393	87,219,743	0*	—	117,497,136
Money Market Funds	—	—	—	337,701	337,701
Total Investments in Securities	30,277,393	87,219,743	0*	337,701	117,834,837

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Greater China Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $61,989,615)	$117,497,136
Affiliated issuers (cost $337,701)	337,701
Receivable for:
Investments sold	105,255
Capital shares sold	42,217
Dividends	3,198
Prepaid expenses	372
Trustees’ deferred compensation plan	55,740
Other assets	20,733
Total assets	118,062,352
Liabilities
Due to custodian	286
Payable for:
Capital shares purchased	60,914
Management services fees	3,095
Distribution and/or service fees	596
Transfer agent fees	14,528
Compensation of board members	512
Compensation of chief compliance officer	10
Audit fees	20,329
Other expenses	11,295
Trustees’ deferred compensation plan	55,740
Total liabilities	167,305
Net assets applicable to outstanding capital stock	$117,895,047
Represented by
Paid in capital	64,809,798
Total distributable earnings (loss) (Note 2)	53,085,249
Total - representing net assets applicable to outstanding capital stock	$117,895,047
Class A
Net assets	$67,220,158
Shares outstanding	1,521,267
Net asset value per share	$44.19
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$46.89
Advisor Class
Net assets	$6,122,896
Shares outstanding	124,386
Net asset value per share	$49.22
Class C
Net assets	$4,783,993
Shares outstanding	118,497
Net asset value per share	$40.37
Institutional Class
Net assets	$31,254,729
Shares outstanding	647,362
Net asset value per share	$48.28
Institutional 2 Class
Net assets	$2,780,087
Shares outstanding	56,297
Net asset value per share	$49.38
Institutional 3 Class
Net assets	$5,733,184
Shares outstanding	119,214
Net asset value per share	$48.09
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$270,522
Dividends — affiliated issuers	46,556
Foreign taxes withheld	(15,867)
Total income	301,211
Expenses:
Management services fees	542,365
Distribution and/or service fees
Class A	80,050
Class C	23,075
Class T	2
Transfer agent fees
Class A	48,669
Advisor Class	1,758
Class C	3,504
Institutional Class	27,182
Institutional 2 Class	804
Institutional 3 Class	212
Class T	1
Compensation of board members	7,633
Custodian fees	9,610
Printing and postage fees	11,061
Registration fees	51,137
Audit fees	18,690
Legal fees	1,285
Compensation of chief compliance officer	24
Other	8,750
Total expenses	835,812
Net investment loss	(534,601)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(59,639)
Foreign currency translations	(1,031)
Net realized loss	(60,670)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,315,242)
Foreign currency translations	(2)
Net change in unrealized appreciation (depreciation)	(1,315,244)
Net realized and unrealized loss	(1,375,914)
Net decrease in net assets resulting from operations	$(1,910,515)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Greater China Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment loss	$(534,601)	$(207,375)
Net realized gain (loss)	(60,670)	9,630,829
Net change in unrealized appreciation (depreciation)	(1,315,244)	(3,756,926)
Net increase (decrease) in net assets resulting from operations	(1,910,515)	5,666,528
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,661,678)
Advisor Class	(97,147)
Class C	(279,328)
Institutional Class	(1,849,058)
Institutional 2 Class	(130,519)
Institutional 3 Class	(374,829)
Net investment income
Class A		(417,242)
Advisor Class		(9,370)
Institutional Class		(254,856)
Institutional 2 Class		(16,423)
Institutional 3 Class		(48,186)
Class T		(16)
Net realized gains
Class A		(999,421)
Advisor Class		(16,158)
Class C		(142,541)
Institutional Class		(436,288)
Institutional 2 Class		(25,504)
Institutional 3 Class		(75,324)
Class T		(38)
Total distributions to shareholders (Note 2)	(6,392,559)	(2,441,367)
Increase (decrease) in net assets from capital stock activity	(4,248,072)	2,163,844
Total increase (decrease) in net assets	(12,551,146)	5,389,005
Net assets at beginning of period	130,446,193	125,057,188
Net assets at end of period	$117,895,047	$130,446,193
Excess of distributions over net investment income	$(1,321,479)	$(786,878)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	160,606	6,925,679	488,536	25,350,672
Distributions reinvested	84,947	3,282,349	25,274	1,257,391
Redemptions	(273,857)	(11,385,367)	(460,353)	(23,554,912)
Net increase (decrease)	(28,304)	(1,177,339)	53,457	3,053,151
Advisor Class
Subscriptions	93,427	4,461,292	49,981	2,825,421
Distributions reinvested	2,255	97,017	464	25,473
Redemptions	(9,736)	(452,992)	(75,925)	(4,056,287)
Net increase (decrease)	85,946	4,105,317	(25,480)	(1,205,393)
Class C
Subscriptions	9,970	374,818	67,512	3,183,493
Distributions reinvested	7,589	268,361	2,943	135,746
Redemptions	(27,245)	(1,043,124)	(158,393)	(7,532,398)
Net decrease	(9,686)	(399,945)	(87,938)	(4,213,159)
Institutional Class
Subscriptions	188,716	8,471,444	438,459	24,336,834
Distributions reinvested	32,556	1,373,839	11,538	622,116
Redemptions	(403,193)	(18,434,511)	(395,992)	(21,306,306)
Net increase (decrease)	(181,921)	(8,589,228)	54,005	3,652,644
Institutional 2 Class
Subscriptions	22,500	1,060,874	62,028	3,525,467
Distributions reinvested	3,021	130,388	761	41,868
Redemptions	(13,707)	(637,974)	(36,118)	(2,069,011)
Net increase	11,814	553,288	26,671	1,498,324
Institutional 3 Class
Subscriptions	98,652	4,581,660	46,467	2,552,658
Distributions reinvested	6,638	278,940	263	14,088
Redemptions	(79,427)	(3,598,353)	(57,187)	(3,188,469)
Net increase (decrease)	25,863	1,262,247	(10,457)	(621,723)
Class T
Redemptions	(57)	(2,412)	—	—
Net decrease	(57)	(2,412)	—	—
Total net increase (decrease)	(96,345)	(4,248,072)	10,258	2,163,844
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Greater China Fund | Semiannual Report 2019

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Columbia Greater China Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$47.25	(0.21)	(0.40)	—	(0.61)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$45.67	(0.10)	2.62	—	2.52	(0.28)	(0.66)	(0.94)
Year Ended 8/31/2017	$35.20	0.06	10.41	—	10.47	—	—	—
Year Ended 8/31/2016	$33.33	(0.04)	3.66	—	3.62	(0.05)	(1.70)	(1.75)
Year Ended 8/31/2015	$45.93	0.02	(3.87)	0.15	(3.70)	(0.30)	(8.60)	(8.90)
Year Ended 8/31/2014	$48.80	0.33	8.97	—	9.30	(0.81)	(11.36)	(12.17)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$52.25	(0.21)	(0.37)	—	(0.58)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$50.38	0.12	2.80	—	2.92	(0.39)	(0.66)	(1.05)
Year Ended 8/31/2017	$38.74	0.18	11.46	—	11.64	—	—	—
Year Ended 8/31/2016	$36.53	0.11	3.96	—	4.07	(0.16)	(1.70)	(1.86)
Year Ended 8/31/2015	$49.47	1.09	(5.18)	0.16	(3.93)	(0.41)	(8.60)	(9.01)
Year Ended 8/31/2014	$51.71	(0.01)	10.04	—	10.03	(0.91)	(11.36)	(12.27)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$43.57	(0.34)	(0.41)	—	(0.75)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$42.24	(0.43)	2.42	—	1.99	—	(0.66)	(0.66)
Year Ended 8/31/2017	$32.81	(0.24)	9.67	—	9.43	—	—	—
Year Ended 8/31/2016	$31.35	(0.22)	3.38	—	3.16	—	(1.70)	(1.70)
Year Ended 8/31/2015	$43.71	(0.28)	(3.62)	0.14	(3.76)	—	(8.60)	(8.60)
Year Ended 8/31/2014	$46.94	(0.02)	8.60	—	8.58	(0.45)	(11.36)	(11.81)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$51.30	(0.17)	(0.40)	—	(0.57)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$49.49	0.03	2.83	—	2.86	(0.39)	(0.66)	(1.05)
Year Ended 8/31/2017	$38.05	0.17	11.27	—	11.44	—	—	—
Year Ended 8/31/2016	$35.91	0.12	3.87	—	3.99	(0.15)	(1.70)	(1.85)
Year Ended 8/31/2015	$48.78	0.38	(4.39)	0.16	(3.85)	(0.42)	(8.60)	(9.02)
Year Ended 8/31/2014	$51.16	0.46	9.45	—	9.91	(0.93)	(11.36)	(12.29)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$52.38	(0.17)	(0.38)	—	(0.55)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$50.52	0.11	2.84	—	2.95	(0.43)	(0.66)	(1.09)
Year Ended 8/31/2017	$38.80	0.22	11.50	—	11.72	—	—	—
Year Ended 8/31/2016	$36.58	0.24	3.90	—	4.14	(0.22)	(1.70)	(1.92)
Year Ended 8/31/2015	$49.52	0.52	(4.54)	0.16	(3.86)	(0.48)	(8.60)	(9.08)
Year Ended 8/31/2014	$51.76	0.73	9.38	—	10.11	(0.99)	(11.36)	(12.35)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Greater China Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$44.19	(0.54%)	1.54% (c)	1.54% (c)	(1.01%) (c)	13%	$67,220
Year Ended 8/31/2018	$47.25	5.41%	1.51% (d)	1.51% (d),(e)	(0.20%)	26%	$73,210
Year Ended 8/31/2017	$45.67	29.74%	1.55% (f)	1.55% (e),(f)	0.17%	35%	$68,323
Year Ended 8/31/2016	$35.20	10.97%	1.60% (d)	1.60% (d),(e)	(0.11%)	39%	$58,385
Year Ended 8/31/2015	$33.33	(9.49%) (g)	1.56% (d)	1.56% (d),(e)	0.04%	74%	$63,284
Year Ended 8/31/2014	$45.93	21.22%	1.57% (d)	1.57% (d),(e)	0.73%	61%	$97,302
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$49.22	(0.43%)	1.31% (c)	1.31% (c)	(0.89%) (c)	13%	$6,123
Year Ended 8/31/2018	$52.25	5.69%	1.26% (d)	1.26% (d),(e)	0.22%	26%	$2,008
Year Ended 8/31/2017	$50.38	30.05%	1.30% (f)	1.30% (e),(f)	0.43%	35%	$3,220
Year Ended 8/31/2016	$38.74	11.27%	1.36% (d)	1.36% (d),(e)	0.30%	39%	$3,532
Year Ended 8/31/2015	$36.53	(9.26%) (g)	1.29% (d)	1.29% (d),(e)	2.47%	74%	$2,473
Year Ended 8/31/2014	$49.47	21.50%	1.33% (d)	1.33% (d),(e)	(0.03%)	61%	$8
Class C
Six Months Ended 2/28/2019 (Unaudited)	$40.37	(0.92%)	2.29% (c)	2.29% (c)	(1.74%) (c)	13%	$4,784
Year Ended 8/31/2018	$43.57	4.63%	2.26% (d)	2.26% (d),(e)	(0.90%)	26%	$5,585
Year Ended 8/31/2017	$42.24	28.74%	2.29% (f)	2.29% (e),(f)	(0.70%)	35%	$9,130
Year Ended 8/31/2016	$32.81	10.15%	2.36% (d)	2.36% (d),(e)	(0.71%)	39%	$10,952
Year Ended 8/31/2015	$31.35	(10.16%) (g)	2.32% (d)	2.32% (d),(e)	(0.71%)	74%	$12,103
Year Ended 8/31/2014	$43.71	20.32%	2.32% (d)	2.32% (d),(e)	(0.05%)	61%	$15,851
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$48.28	(0.42%)	1.29% (c)	1.29% (c)	(0.74%) (c)	13%	$31,255
Year Ended 8/31/2018	$51.30	5.68%	1.26% (d)	1.26% (d),(e)	0.05%	26%	$42,542
Year Ended 8/31/2017	$49.49	30.07%	1.29% (f)	1.29% (e),(f)	0.43%	35%	$38,369
Year Ended 8/31/2016	$38.05	11.24%	1.35% (d)	1.35% (d),(e)	0.34%	39%	$40,293
Year Ended 8/31/2015	$35.91	(9.24%) (g)	1.31% (d)	1.31% (d),(e)	0.86%	74%	$49,047
Year Ended 8/31/2014	$48.78	21.49%	1.32% (d)	1.32% (d),(e)	0.96%	61%	$29,730
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$49.38	(0.37%)	1.21% (c)	1.21% (c)	(0.74%) (c)	13%	$2,780
Year Ended 8/31/2018	$52.38	5.73%	1.18% (d)	1.18% (d)	0.19%	26%	$2,330
Year Ended 8/31/2017	$50.52	30.21%	1.18% (f)	1.18% (f)	0.54%	35%	$900
Year Ended 8/31/2016	$38.80	11.44%	1.21% (d)	1.21% (d)	0.66%	39%	$879
Year Ended 8/31/2015	$36.58	(9.11%) (g)	1.16% (d)	1.16% (d)	1.17%	74%	$438
Year Ended 8/31/2014	$49.52	21.67%	1.19% (d)	1.19% (d)	1.58%	61%	$117
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$51.08	(0.16)	(0.38)	—	(0.54)	—	(2.45)	(2.45)
Year Ended 8/31/2018	$49.25	0.09	2.83	—	2.92	(0.43)	(0.66)	(1.09)
Year Ended 8/31/2017(h)	$38.50	0.22	10.53	—	10.75	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
08/31/2017	0.06%	0.05%	0.06%	0.06%	0.06%

(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.33%.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Greater China Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$48.09	(0.36%)	1.15% (c)	1.15% (c)	(0.71%) (c)	13%	$5,733
Year Ended 8/31/2018	$51.08	5.82%	1.13% (d)	1.13% (d)	0.17%	26%	$4,768
Year Ended 8/31/2017(h)	$49.25	27.92%	1.22% (c)	1.22% (c)	1.45% (c)	35%	$5,112
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Greater China Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Greater China Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
20	Columbia Greater China Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.95% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Greater China Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Advisor Class	0.15
Class C	0.15
Institutional Class	0.15
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class T	0.05 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
22	Columbia Greater China Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	23,545
Class C	1,680
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.85%	1.86%
Advisor Class	1.60	1.61
Class C	2.60	2.61
Institutional Class	1.60	1.61
Institutional 2 Class	1.53	1.54
Institutional 3 Class	1.47	1.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
62,327,000	57,969,000	(2,461,000)	55,508,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Greater China Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2018 as arising on September 1, 2018.
Late year ordinary losses ($)	Post-October capital losses ($)
728,988	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,848,473 and $19,957,487, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
24	Columbia Greater China Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At February 28, 2019, one unaffiliated shareholder of record owned 10.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such
Columbia Greater China Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Greater China Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Greater China Fund | Semiannual Report 2019	27

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Columbia Greater China Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR158_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Mid Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Mid Cap Growth Fund   |  Semiannual Report 2019

Columbia Mid Cap Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Mid Cap Growth Fund (the Fund) seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.
Portfolio management
Matthew Litfin, CFA
Lead Portfolio Manager
Managed Fund since February 2018
Erika Maschmeyer, CFA
Portfolio Manager
Managed Fund since February 2018
John Emerson, CFA
Portfolio Manager
Managed Fund since February 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-3.32	8.42	7.91	15.91
	Including sales charges		-8.88	2.18	6.63	15.23
Advisor Class*		11/08/12	-3.16	8.70	8.18	16.19
Class C	Excluding sales charges	10/13/03	-3.66	7.60	7.10	15.05
	Including sales charges		-4.38	6.79	7.10	15.05
Institutional Class		11/20/85	-3.16	8.74	8.19	16.20
Institutional 2 Class*		03/07/11	-3.14	8.80	8.29	16.31
Institutional 3 Class*		07/15/09	-3.11	8.88	8.36	16.36
Class R		01/23/06	-3.40	8.19	7.64	15.62
Class V	Excluding sales charges	11/01/02	-3.30	8.41	7.90	15.88
	Including sales charges		-8.85	2.18	6.63	15.19
Russell Midcap Growth Index			-1.27	9.85	10.18	18.52
Russell Midcap Index			-2.84	5.63	8.56	17.81
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
The Russell Midcap Index, an unmanaged index, measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization or the Russell 1000 Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Cadence Design Systems, Inc.	3.3
Lam Research Corp.	2.8
Ulta Beauty, Inc.	2.6
O’Reilly Automotive, Inc.	2.5
Agilent Technologies, Inc.	2.4
NVR, Inc.	2.3
Celanese Corp., Class A	2.3
Raymond James Financial, Inc.	2.2
Lennox International, Inc.	2.2
Fastenal Co.	2.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2019)
Common Stocks	97.5
Limited Partnerships	1.6
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	2.3
Consumer Discretionary	18.3
Energy	2.7
Financials	7.7
Health Care	18.0
Industrials	16.8
Information Technology	28.0
Materials	3.6
Real Estate	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Mid Cap Growth Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	966.80	1,018.94	5.75	5.91	1.18
Advisor Class	1,000.00	1,000.00	968.40	1,020.18	4.54	4.66	0.93
Class C	1,000.00	1,000.00	963.40	1,015.27	9.35	9.59	1.92
Institutional Class	1,000.00	1,000.00	968.40	1,020.23	4.49	4.61	0.92
Institutional 2 Class	1,000.00	1,000.00	968.60	1,020.58	4.15	4.26	0.85
Institutional 3 Class	1,000.00	1,000.00	968.90	1,020.88	3.86	3.96	0.79
Class R	1,000.00	1,000.00	966.00	1,017.75	6.92	7.10	1.42
Class V	1,000.00	1,000.00	967.00	1,018.94	5.75	5.91	1.18
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 2.3%
Entertainment 2.3%
Live Nation Entertainment, Inc.(a)	286,895	16,226,781
Madison Square Garden Co. (The), Class A(a)	76,390	22,011,015
Total		38,237,796
Total Communication Services		38,237,796
Consumer Discretionary 18.1%
Distributors 1.2%
Pool Corp.	129,310	20,630,117
Diversified Consumer Services 1.2%
Grand Canyon Education, Inc.(a)	168,200	19,457,376
Hotels, Restaurants & Leisure 6.8%
Chipotle Mexican Grill, Inc.(a)	29,500	17,922,135
Choice Hotels International, Inc.	205,249	16,387,080
Churchill Downs, Inc.	268,815	25,214,847
Domino’s Pizza, Inc.	123,219	30,920,576
Six Flags Entertainment Corp.	411,375	22,917,701
Total		113,362,339
Household Durables 2.3%
NVR, Inc.(a)	14,720	38,566,400
Specialty Retail 6.6%
O’Reilly Automotive, Inc.(a)	109,579	40,759,005
Tractor Supply Co.	279,967	26,694,854
Ulta Beauty, Inc.(a)	139,384	43,556,106
Total		111,009,965
Total Consumer Discretionary		303,026,197
Energy 2.7%
Energy Equipment & Services 1.5%
Helmerich & Payne, Inc.	441,894	23,950,655
Oil, Gas & Consumable Fuels 1.2%
Concho Resources, Inc.	185,062	20,356,820
Total Energy		44,307,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.1%
Banks 2.8%
First Republic Bank	189,000	19,841,220
SVB Financial Group(a)	106,100	26,223,676
Total		46,064,896
Capital Markets 3.3%
MSCI, Inc.	99,078	18,301,688
Raymond James Financial, Inc.	445,987	36,829,607
Total		55,131,295
Total Financials		101,196,191
Health Care 17.8%
Biotechnology 2.2%
Sarepta Therapeutics, Inc.(a)	115,252	16,623,948
Seattle Genetics, Inc.(a)	265,884	19,749,864
Total		36,373,812
Health Care Equipment & Supplies 7.7%
ABIOMED, Inc.(a)	65,017	21,748,186
Align Technology, Inc.(a)	114,078	29,542,780
IDEXX Laboratories, Inc.(a)	79,521	16,781,316
ResMed, Inc.	169,986	17,411,666
STERIS PLC	218,027	26,372,546
Varian Medical Systems, Inc.(a)	122,088	16,403,744
Total		128,260,238
Health Care Providers & Services 2.3%
Encompass Health Corp.	255,889	16,156,831
Laboratory Corp. of America Holdings(a)	154,154	22,851,789
Total		39,008,620
Health Care Technology 1.5%
Veeva Systems Inc., Class A(a)	215,000	25,350,650
Life Sciences Tools & Services 4.1%
Agilent Technologies, Inc.	508,842	40,422,409
Mettler-Toledo International, Inc.(a)	42,144	28,696,271
Total		69,118,680
Total Health Care		298,112,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.6%
Aerospace & Defense 2.6%
BWX Technologies, Inc.	360,000	18,846,000
HEICO Corp., Class A	309,300	24,740,907
Total		43,586,907
Building Products 2.2%
Lennox International, Inc.	149,335	36,624,409
Commercial Services & Supplies 3.8%
Cintas Corp.	90,590	18,715,894
Copart, Inc.(a)	449,661	26,381,611
Rollins, Inc.	484,699	19,223,162
Total		64,320,667
Machinery 3.0%
Donaldson Co., Inc.	512,070	26,417,691
Toro Co. (The)	350,000	24,003,000
Total		50,420,691
Professional Services 1.2%
CoStar Group, Inc.(a)	42,699	19,536,073
Road & Rail 1.6%
Old Dominion Freight Line, Inc.	177,000	26,686,290
Trading Companies & Distributors 2.2%
Fastenal Co.	579,206	36,455,226
Total Industrials		277,630,263
Information Technology 27.8%
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	297,987	27,977,999
IT Services 7.7%
Booz Allen Hamilton Holdings Corp.	377,605	19,960,200
Gartner, Inc.(a)	118,816	16,907,517
GoDaddy, Inc., Class A(a)	353,265	26,371,232
VeriSign, Inc.(a)	160,659	28,603,728
WEX, Inc.(a)	98,569	17,551,196
Worldpay, Inc., Class A(a)	195,393	18,718,650
Total		128,112,523
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.1%
Lam Research Corp.	266,944	47,006,169
Skyworks Solutions, Inc.	313,084	25,566,440
Teradyne, Inc.	703,469	28,722,639
Total		101,295,248
Software 12.3%
ANSYS, Inc.(a)	148,026	26,239,089
Aspen Technology, Inc.(a)	173,749	17,498,262
Cadence Design Systems, Inc.(a)	945,598	54,135,485
Guidewire Software, Inc.(a)	185,046	16,976,120
Nutanix, Inc., Class A(a)	300,000	15,027,000
ServiceNow, Inc.(a)	151,777	36,341,485
Tyler Technologies, Inc.(a)	98,749	20,222,808
Ultimate Software Group, Inc. (The)(a)	59,676	19,782,594
Total		206,222,843
Total Information Technology		463,608,613
Materials 3.5%
Chemicals 3.5%
Celanese Corp., Class A	367,600	37,601,804
International Flavors & Fragrances, Inc.	167,000	21,292,500
Total		58,894,304
Total Materials		58,894,304
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
Equity LifeStyle Properties, Inc.	251,947	27,371,522
SBA Communications Corp.(a)	90,349	16,313,416
Total		43,684,938
Total Real Estate		43,684,938
Total Common Stocks (Cost $1,384,274,901)		1,628,697,777

Limited Partnerships 1.6%

Financials 1.6%
Capital Markets 1.6%
Oaktree Capital Group LLC	641,615	27,185,227
Total Financials		27,185,227
Total Limited Partnerships (Cost $26,793,932)		27,185,227

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	14,747,124	14,745,649
Total Money Market Funds (Cost $14,745,649)		14,745,649
Total Investments in Securities (Cost: $1,425,814,482)		1,670,628,653
Other Assets & Liabilities, Net		441,183
Net Assets		1,671,069,836
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	19,029,731	359,316,872	(363,599,479)	14,747,124	—	—	206,365	14,745,649
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,237,796	—	—	—	38,237,796
Consumer Discretionary	303,026,197	—	—	—	303,026,197
Energy	44,307,475	—	—	—	44,307,475
Financials	101,196,191	—	—	—	101,196,191
Health Care	298,112,000	—	—	—	298,112,000
Industrials	277,630,263	—	—	—	277,630,263
Information Technology	463,608,613	—	—	—	463,608,613
Materials	58,894,304	—	—	—	58,894,304
Real Estate	43,684,938	—	—	—	43,684,938
Total Common Stocks	1,628,697,777	—	—	—	1,628,697,777
Limited Partnerships
Financials	27,185,227	—	—	—	27,185,227
Money Market Funds	—	—	—	14,745,649	14,745,649
Total Investments in Securities	1,655,883,004	—	—	14,745,649	1,670,628,653
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,411,068,833)	$1,655,883,004
Affiliated issuers (cost $14,745,649)	14,745,649
Receivable for:
Capital shares sold	447,328
Dividends	1,531,961
Prepaid expenses	4,927
Trustees’ deferred compensation plan	155,375
Other assets	54,845
Total assets	1,672,823,089
Liabilities
Payable for:
Capital shares purchased	1,240,257
Management services fees	34,875
Distribution and/or service fees	6,286
Transfer agent fees	191,057
Compensation of board members	51,846
Compensation of chief compliance officer	127
Other expenses	73,430
Trustees’ deferred compensation plan	155,375
Total liabilities	1,753,253
Net assets applicable to outstanding capital stock	$1,671,069,836
Represented by
Paid in capital	1,400,748,206
Total distributable earnings (loss) (Note 2)	270,321,630
Total - representing net assets applicable to outstanding capital stock	$1,671,069,836
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$811,190,947
Shares outstanding	36,782,937
Net asset value per share	$22.05
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.40
Advisor Class
Net assets	$15,678,073
Shares outstanding	631,414
Net asset value per share	$24.83
Class C
Net assets	$14,611,337
Shares outstanding	837,211
Net asset value per share	$17.45
Institutional Class
Net assets	$660,390,725
Shares outstanding	27,578,316
Net asset value per share	$23.95
Institutional 2 Class
Net assets	$44,530,243
Shares outstanding	1,841,011
Net asset value per share	$24.19
Institutional 3 Class
Net assets	$90,489,180
Shares outstanding	3,739,745
Net asset value per share	$24.20
Class R
Net assets	$11,183,948
Shares outstanding	534,456
Net asset value per share	$20.93
Class V
Net assets	$22,995,383
Shares outstanding	1,047,914
Net asset value per share	$21.94
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$23.28
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$8,368,662
Dividends — affiliated issuers	206,365
Foreign taxes withheld	(14,102)
Total income	8,560,925
Expenses:
Management services fees	6,341,486
Distribution and/or service fees
Class A	1,002,849
Class C	74,284
Class R	28,572
Class T	52
Class V	27,947
Transfer agent fees
Class A	550,451
Advisor Class	9,690
Class C	10,189
Institutional Class	451,364
Institutional 2 Class	12,301
Institutional 3 Class	3,931
Class R	7,838
Class T	28
Class V	15,342
Compensation of board members	17,344
Custodian fees	7,286
Printing and postage fees	71,436
Registration fees	72,533
Audit fees	16,878
Legal fees	19,439
Compensation of chief compliance officer	358
Other	35,454
Total expenses	8,777,052
Net investment loss	(216,127)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,190,214
Net realized gain	28,190,214
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(105,340,825)
Net change in unrealized appreciation (depreciation)	(105,340,825)
Net realized and unrealized loss	(77,150,611)
Net decrease in net assets resulting from operations	$(77,366,738)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment loss	$(216,127)	$(5,002,069)
Net realized gain	28,190,214	387,294,251
Net change in unrealized appreciation (depreciation)	(105,340,825)	(2,096,912)
Net increase (decrease) in net assets resulting from operations	(77,366,738)	380,195,270
Distributions to shareholders
Net investment income and net realized gains
Class A	(166,912,970)
Advisor Class	(2,634,235)
Class C	(3,657,183)
Institutional Class	(130,195,142)
Institutional 2 Class	(8,351,752)
Institutional 3 Class	(21,319,046)
Class R	(2,476,579)
Class T	(12,685)
Class V	(4,632,188)
Net realized gains
Class A		(105,220,136)
Advisor Class		(4,507,137)
Class C		(5,722,872)
Institutional Class		(82,635,824)
Institutional 2 Class		(6,394,483)
Institutional 3 Class		(18,192,893)
Class K		(48,940)
Class R		(1,655,980)
Class T		(16,630)
Class V		(2,907,267)
Total distributions to shareholders (Note 2)	(340,191,780)	(227,302,162)
Increase (decrease) in net assets from capital stock activity	150,786,140	(40,756,164)
Total increase (decrease) in net assets	(266,772,378)	112,136,944
Net assets at beginning of period	1,937,842,214	1,825,705,270
Net assets at end of period	$1,671,069,836	$1,937,842,214
Excess of distributions over net investment income	$(432,943)	$(216,816)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	908,393	19,957,802	1,910,223	52,520,354
Distributions reinvested	7,814,810	160,125,449	4,044,479	100,950,198
Redemptions	(3,953,090)	(88,791,652)	(4,953,334)	(133,269,622)
Net increase	4,770,113	91,291,599	1,001,368	20,200,930
Advisor Class
Subscriptions	239,999	5,912,599	454,467	13,424,077
Distributions reinvested	36,178	834,258	139,602	3,826,498
Redemptions	(133,132)	(3,455,945)	(1,317,881)	(40,333,359)
Net increase (decrease)	143,045	3,290,912	(723,812)	(23,082,784)
Class C
Subscriptions	74,329	1,400,921	140,699	3,189,968
Distributions reinvested	211,520	3,437,201	265,314	5,542,415
Redemptions	(176,255)	(3,226,663)	(1,469,074)	(34,096,662)
Net increase (decrease)	109,594	1,611,459	(1,063,061)	(25,364,279)
Institutional Class
Subscriptions	597,539	14,693,015	1,047,744	30,091,638
Distributions reinvested	5,464,026	121,519,951	2,875,772	76,553,065
Redemptions	(3,107,429)	(74,474,340)	(3,139,551)	(90,275,444)
Net increase	2,954,136	61,738,626	783,965	16,369,259
Institutional 2 Class
Subscriptions	199,461	4,714,747	319,028	9,203,476
Distributions reinvested	371,831	8,351,315	238,412	6,394,196
Redemptions	(301,384)	(7,179,519)	(765,851)	(22,045,765)
Net increase (decrease)	269,908	5,886,543	(208,411)	(6,448,093)
Institutional 3 Class
Subscriptions	245,091	5,831,252	378,819	10,762,862
Distributions reinvested	169,327	3,804,787	76,819	2,060,281
Redemptions	(1,043,471)	(26,495,741)	(1,153,614)	(33,061,314)
Net decrease	(629,053)	(16,859,702)	(697,976)	(20,238,171)
Class K
Subscriptions	—	—	362	10,225
Distributions reinvested	—	—	1,832	48,646
Redemptions	—	—	(15,939)	(457,104)
Net decrease	—	—	(13,745)	(398,233)
Class R
Subscriptions	116,068	2,526,569	134,778	3,410,677
Distributions reinvested	70,303	1,368,098	35,729	856,409
Redemptions	(137,244)	(3,009,906)	(276,570)	(7,270,777)
Net increase (decrease)	49,127	884,761	(106,063)	(3,003,691)
Class T
Distributions reinvested	598	12,245	655	16,346
Redemptions	(3,713)	(78,794)	(2,442)	(62,892)
Net decrease	(3,115)	(66,549)	(1,787)	(46,546)
Class V
Subscriptions	24,894	510,749	30,854	827,255
Distributions reinvested	194,536	3,966,600	100,223	2,491,545
Redemptions	(61,889)	(1,468,858)	(76,862)	(2,063,356)
Net increase	157,541	3,008,491	54,215	1,255,444
Total net increase (decrease)	7,821,296	150,786,140	(975,307)	(40,756,164)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$28.83	(0.02)	(1.35)	(1.37)	—	(5.41)	(5.41)
Year Ended 8/31/2018	$26.90	(0.10)	5.54	5.44	—	(3.51)	(3.51)
Year Ended 8/31/2017	$25.09	(0.09)	3.42	3.33	—	(1.52)	(1.52)
Year Ended 8/31/2016	$28.69	(0.06)	0.84	0.78	(0.26)	(4.12)	(4.38)
Year Ended 8/31/2015	$32.14	0.25 (e)	1.29	1.54	—	(4.99)	(4.99)
Year Ended 8/31/2014	$29.89	(0.13)	5.45	5.32	—	(3.07)	(3.07)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$31.71	0.01	(1.43)	(1.42)	—	(5.46)	(5.46)
Year Ended 8/31/2018	$29.26	(0.05)	6.07	6.02	—	(3.57)	(3.57)
Year Ended 8/31/2017	$27.12	(0.03)	3.71	3.68	—	(1.54)	(1.54)
Year Ended 8/31/2016	$30.67	0.00 (f)	0.91	0.91	(0.34)	(4.12)	(4.46)
Year Ended 8/31/2015	$33.99	1.93 (e)	(0.21) (g)	1.72	—	(5.04)	(5.04)
Year Ended 8/31/2014	$31.42	(0.03)	5.72	5.69	—	(3.12)	(3.12)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$23.99	(0.09)	(1.18)	(1.27)	—	(5.27)	(5.27)
Year Ended 8/31/2018	$22.91	(0.26)	4.64	4.38	—	(3.30)	(3.30)
Year Ended 8/31/2017	$21.70	(0.24)	2.93	2.69	—	(1.48)	(1.48)
Year Ended 8/31/2016	$25.34	(0.21)	0.72	0.51	(0.03)	(4.12)	(4.15)
Year Ended 8/31/2015	$28.99	0.03 (e)	1.15	1.18	—	(4.83)	(4.83)
Year Ended 8/31/2014	$27.30	(0.33)	4.95	4.62	—	(2.93)	(2.93)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$30.80	0.01	(1.40)	(1.39)	—	(5.46)	(5.46)
Year Ended 8/31/2018	$28.52	(0.04)	5.89	5.85	—	(3.57)	(3.57)
Year Ended 8/31/2017	$26.46	(0.03)	3.63	3.60	—	(1.54)	(1.54)
Year Ended 8/31/2016	$30.03	0.01	0.87	0.88	(0.33)	(4.12)	(4.45)
Year Ended 8/31/2015	$33.39	0.32 (e)	1.36	1.68	—	(5.04)	(5.04)
Year Ended 8/31/2014	$30.91	(0.06)	5.66	5.60	—	(3.12)	(3.12)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$31.06	0.02	(1.42)	(1.40)	—	(5.47)	(5.47)
Year Ended 8/31/2018	$28.73	(0.02)	5.95	5.93	—	(3.60)	(3.60)
Year Ended 8/31/2017	$26.63	(0.00) (f)	3.65	3.65	—	(1.55)	(1.55)
Year Ended 8/31/2016	$30.20	0.04	0.88	0.92	(0.37)	(4.12)	(4.49)
Year Ended 8/31/2015	$33.54	0.40 (e)	1.33	1.73	—	(5.07)	(5.07)
Year Ended 8/31/2014	$31.03	0.03	5.63	5.66	—	(3.15)	(3.15)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$22.05	(3.32%)	1.18% (c)	1.18% (c)	(0.15%) (c)	54%	$811,191
Year Ended 8/31/2018	$28.83	22.23%	1.16%	1.16% (d)	(0.38%)	140%	$922,862
Year Ended 8/31/2017	$26.90	13.97%	1.19%	1.19% (d)	(0.37%)	119%	$834,347
Year Ended 8/31/2016	$25.09	2.83%	1.19%	1.19% (d)	(0.23%)	130%	$880,155
Year Ended 8/31/2015	$28.69	5.33%	1.19%	1.19% (d)	0.83%	101%	$948,826
Year Ended 8/31/2014	$32.14	18.77%	1.19%	1.19% (d)	(0.42%)	100%	$995,730
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$24.83	(3.16%)	0.93% (c)	0.93% (c)	0.10% (c)	54%	$15,678
Year Ended 8/31/2018	$31.71	22.50%	0.91%	0.91% (d)	(0.16%)	140%	$15,488
Year Ended 8/31/2017	$29.26	14.24%	0.94%	0.94% (d)	(0.11%)	119%	$35,473
Year Ended 8/31/2016	$27.12	3.10%	0.94%	0.94% (d)	0.02%	130%	$26,945
Year Ended 8/31/2015	$30.67	5.61%	0.93%	0.93% (d)	6.10%	101%	$26,912
Year Ended 8/31/2014	$33.99	19.05%	0.94%	0.94% (d)	(0.08%)	100%	$373
Class C
Six Months Ended 2/28/2019 (Unaudited)	$17.45	(3.66%)	1.92% (c)	1.92% (c)	(0.90%) (c)	54%	$14,611
Year Ended 8/31/2018	$23.99	21.27%	1.91%	1.91% (d)	(1.15%)	140%	$17,458
Year Ended 8/31/2017	$22.91	13.12%	1.94%	1.94% (d)	(1.12%)	119%	$41,030
Year Ended 8/31/2016	$21.70	2.05%	1.94%	1.94% (d)	(0.98%)	130%	$46,355
Year Ended 8/31/2015	$25.34	4.56%	1.94%	1.94% (d)	0.11%	101%	$51,859
Year Ended 8/31/2014	$28.99	17.84%	1.94%	1.94% (d)	(1.17%)	100%	$52,845
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$23.95	(3.16%)	0.92% (c)	0.92% (c)	0.10% (c)	54%	$660,391
Year Ended 8/31/2018	$30.80	22.49%	0.91%	0.91% (d)	(0.13%)	140%	$758,444
Year Ended 8/31/2017	$28.52	14.29%	0.94%	0.94% (d)	(0.12%)	119%	$679,866
Year Ended 8/31/2016	$26.46	3.09%	0.94%	0.94% (d)	0.02%	130%	$813,009
Year Ended 8/31/2015	$30.03	5.58%	0.94%	0.94% (d)	1.01%	101%	$938,781
Year Ended 8/31/2014	$33.39	19.07%	0.94%	0.94% (d)	(0.17%)	100%	$1,149,098
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$24.19	(3.14%)	0.85% (c)	0.85% (c)	0.18% (c)	54%	$44,530
Year Ended 8/31/2018	$31.06	22.60%	0.83%	0.83%	(0.06%)	140%	$48,792
Year Ended 8/31/2017	$28.73	14.40%	0.84%	0.84%	(0.01%)	119%	$51,118
Year Ended 8/31/2016	$26.63	3.21%	0.83%	0.83%	0.14%	130%	$36,964
Year Ended 8/31/2015	$30.20	5.72%	0.82%	0.82%	1.28%	101%	$37,589
Year Ended 8/31/2014	$33.54	19.21%	0.81%	0.81%	0.09%	100%	$31,305
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$31.07	0.03	(1.42)	(1.39)	—	(5.48)	(5.48)
Year Ended 8/31/2018	$28.74	(0.00) (f)	5.94	5.94	—	(3.61)	(3.61)
Year Ended 8/31/2017	$26.63	0.03	3.63	3.66	—	(1.55)	(1.55)
Year Ended 8/31/2016	$30.21	0.03	0.91	0.94	(0.40)	(4.12)	(4.52)
Year Ended 8/31/2015	$33.53	0.05 (e)	1.71	1.76	—	(5.08)	(5.08)
Year Ended 8/31/2014	$31.01	0.01	5.66	5.67	—	(3.15)	(3.15)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$27.64	(0.05)	(1.29)	(1.34)	—	(5.37)	(5.37)
Year Ended 8/31/2018	$25.93	(0.16)	5.31	5.15	—	(3.44)	(3.44)
Year Ended 8/31/2017	$24.27	(0.15)	3.31	3.16	—	(1.50)	(1.50)
Year Ended 8/31/2016	$27.88	(0.12)	0.81	0.69	(0.18)	(4.12)	(4.30)
Year Ended 8/31/2015	$31.39	0.15 (e)	1.28	1.43	—	(4.94)	(4.94)
Year Ended 8/31/2014	$29.28	(0.20)	5.33	5.13	—	(3.02)	(3.02)
Class V
Six Months Ended 2/28/2019 (Unaudited)	$28.71	(0.02)	(1.34)	(1.36)	—	(5.41)	(5.41)
Year Ended 8/31/2018	$26.81	(0.10)	5.51	5.41	—	(3.51)	(3.51)
Year Ended 8/31/2017	$25.01	(0.09)	3.41	3.32	—	(1.52)	(1.52)
Year Ended 8/31/2016	$28.61	(0.06)	0.83	0.77	(0.25)	(4.12)	(4.37)
Year Ended 8/31/2015	$32.05	0.24 (e)	1.30	1.54	—	(4.98)	(4.98)
Year Ended 8/31/2014	$29.82	(0.14)	5.43	5.29	—	(3.06)	(3.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
08/31/2015	$0.35	$2.00	$0.32	$0.34	$0.39	$0.04	$0.32	$0.34

(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$24.20	(3.11%)	0.79% (c)	0.79% (c)	0.22% (c)	54%	$90,489
Year Ended 8/31/2018	$31.07	22.66%	0.78%	0.78%	(0.01%)	140%	$135,728
Year Ended 8/31/2017	$28.74	14.45%	0.79%	0.79%	0.11%	119%	$145,597
Year Ended 8/31/2016	$26.63	3.27%	0.79%	0.79%	0.13%	130%	$5,869
Year Ended 8/31/2015	$30.21	5.83%	0.73%	0.73%	0.15%	101%	$3
Year Ended 8/31/2014	$33.53	19.24%	0.75%	0.75%	0.02%	100%	$250
Class R
Six Months Ended 2/28/2019 (Unaudited)	$20.93	(3.40%)	1.42% (c)	1.42% (c)	(0.40%) (c)	54%	$11,184
Year Ended 8/31/2018	$27.64	21.89%	1.41%	1.41% (d)	(0.63%)	140%	$13,414
Year Ended 8/31/2017	$25.93	13.71%	1.44%	1.44% (d)	(0.62%)	119%	$15,333
Year Ended 8/31/2016	$24.27	2.58%	1.44%	1.44% (d)	(0.48%)	130%	$16,796
Year Ended 8/31/2015	$27.88	5.06%	1.44%	1.44% (d)	0.52%	101%	$18,965
Year Ended 8/31/2014	$31.39	18.47%	1.44%	1.44% (d)	(0.67%)	100%	$24,965
Class V
Six Months Ended 2/28/2019 (Unaudited)	$21.94	(3.30%)	1.18% (c)	1.18% (c)	(0.15%) (c)	54%	$22,995
Year Ended 8/31/2018	$28.71	22.19%	1.16%	1.16% (d)	(0.37%)	140%	$25,566
Year Ended 8/31/2017	$26.81	13.97%	1.19%	1.19% (d)	(0.36%)	119%	$22,419
Year Ended 8/31/2016	$25.01	2.83%	1.19%	1.19% (d)	(0.23%)	130%	$21,346
Year Ended 8/31/2015	$28.61	5.34%	1.20%	1.20% (d)	0.80%	101%	$22,590
Year Ended 8/31/2014	$32.05	18.69%	1.24%	1.24% (d)	(0.47%)	100%	$23,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
18	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
20	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.76% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to
Columbia Mid Cap Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
certain accounts managed by the Investment Manager, including the Fund. These Affiliates will provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to some of these arrangements, certain employees of these Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
22	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.14
Class T	0.04 (a)
Class V	0.14

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2019 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $2,199, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Columbia Mid Cap Growth Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	105,927
Class C	578
Class V	97
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.24%	1.30%
Advisor Class	0.99	1.05
Class C	1.99	2.05
Institutional Class	0.99	1.05
Institutional 2 Class	0.92	0.96
Institutional 3 Class	0.87	0.92
Class R	1.49	1.55
Class V	1.24	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
24	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,425,814,000	261,550,000	(16,735,000)	244,815,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $912,990,597 and $1,095,283,587, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
Columbia Mid Cap Growth Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 33.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Mid Cap Growth Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Mid Cap Growth Fund | Semiannual Report 2019	27

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Columbia Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR194_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Disciplined Small Core Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Disciplined Small Core Fund   |  Semiannual Report 2019

Columbia Disciplined Small Core Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Disciplined Small Core Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Brian Condon, CFA
Co-Portfolio Manager
Managed Fund since 2016
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	-10.37	-0.96	1.89	13.56
	Including sales charges		-15.54	-6.63	0.69	12.89
Advisor Class*		11/08/12	-10.39	-0.83	2.13	13.83
Class C	Excluding sales charges	11/18/02	-10.84	-1.99	1.10	12.69
	Including sales charges		-11.28	-2.48	1.10	12.69
Institutional Class		12/14/92	-10.20	-0.72	2.16	13.84
Institutional 2 Class*		11/08/12	-10.28	-0.68	2.28	13.94
Institutional 3 Class*		11/08/12	-10.29	-0.70	2.32	13.96
Class V	Excluding sales charges	02/12/93	-10.40	-1.03	1.90	13.52
	Including sales charges		-15.58	-6.67	0.70	12.85
Russell 2000 Index			-8.86	5.58	7.36	16.60
S&P SmallCap 600 Index			-10.68	7.20	9.34	18.32
Returns for Class A shares and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 is heavily weighted with the stocks of companies with small market capitalizations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
HubSpot, Inc.	0.8
MGIC Investment Corp.	0.8
Essent Group Ltd.	0.8
j2 Global, Inc.	0.8
Portland General Electric Co.	0.8
Louisiana-Pacific Corp.	0.7
IDACORP, Inc.	0.7
First BanCorp	0.7
Iberiabank Corp.	0.7
Fabrinet	0.7
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2019)
Common Stocks	97.2
Money Market Funds	2.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	3.5
Consumer Discretionary	12.0
Consumer Staples	2.6
Energy	3.7
Financials	17.9
Health Care	16.1
Industrials	14.5
Information Technology	15.5
Materials	3.8
Real Estate	7.1
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Disciplined Small Core Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	896.30	1,018.05	6.39	6.80	1.36
Advisor Class	1,000.00	1,000.00	896.10	1,019.29	5.22	5.56	1.11
Class C	1,000.00	1,000.00	891.60	1,014.33	9.90	10.54	2.11
Institutional Class	1,000.00	1,000.00	898.00	1,019.29	5.22	5.56	1.11
Institutional 2 Class	1,000.00	1,000.00	897.20	1,019.89	4.66	4.96	0.99
Institutional 3 Class	1,000.00	1,000.00	897.10	1,020.18	4.37	4.66	0.93
Class V	1,000.00	1,000.00	896.00	1,018.05	6.39	6.80	1.36
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(a)	18,700	192,236
Entertainment 0.6%
Glu Mobile, Inc.(a)	61,400	551,372
Marcus Corp. (The)	1,700	72,063
Total		623,435
Interactive Media & Services 0.1%
Meet Group, Inc. (The)(a)	20,400	122,400
Media 1.5%
Entravision Communications Corp., Class A	63,500	250,825
MSG Networks, Inc., Class A(a)	25,200	608,328
National CineMedia, Inc.	76,500	592,110
Nexstar Media Group, Inc., Class A	800	78,184
TEGNA, Inc.	5,900	77,703
Total		1,607,150
Wireless Telecommunication Services 1.0%
Boingo Wireless, Inc.(a)	21,100	472,007
Shenandoah Telecommunications Co.	13,000	577,720
Total		1,049,727
Total Communication Services		3,594,948
Consumer Discretionary 11.7%
Auto Components 0.9%
Dana, Inc.	9,300	183,675
Modine Manufacturing Co.(a)	9,400	141,282
Superior Industries International, Inc.	17,200	106,468
Tenneco, Inc.	5,400	186,840
Tower International, Inc.	13,300	341,145
Total		959,410
Diversified Consumer Services 0.7%
Adtalem Global Education, Inc.(a)	8,300	400,060
American Public Education, Inc.(a)	1,300	42,003
Weight Watchers International, Inc.(a)	16,900	341,887
Total		783,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.7%
BJ’s Restaurants, Inc.	10,700	511,888
Bloomin’ Brands, Inc.	14,000	289,520
Boyd Gaming Corp.	16,400	488,064
Brinker International, Inc.	13,600	622,472
Penn National Gaming, Inc.(a)	20,400	506,940
Planet Fitness, Inc., Class A(a)	6,900	405,582
Total		2,824,466
Household Durables 0.8%
Turtle Beach Corp.(a)	21,300	327,807
Zagg, Inc.(a)	48,600	563,760
Total		891,567
Leisure Products 1.2%
Malibu Boats, Inc., Class A(a)	13,700	633,077
Sturm Ruger & Co., Inc.	10,300	586,585
Total		1,219,662
Specialty Retail 3.7%
Abercrombie & Fitch Co., Class A	25,900	568,505
Bed Bath & Beyond, Inc.	32,600	545,398
DSW, Inc., Class A	5,300	156,933
Genesco, Inc.(a)	10,000	482,700
Hibbett Sports, Inc.(a)	25,300	469,062
MarineMax, Inc.(a)	23,100	453,453
Shoe Carnival, Inc.	12,800	488,192
Signet Jewelers Ltd.	11,700	328,887
Tailored Brands, Inc.	32,900	426,384
Total		3,919,514
Textiles, Apparel & Luxury Goods 1.7%
Crocs, Inc.(a)	2,600	66,768
Deckers Outdoor Corp.(a)	5,000	739,750
Fossil Group, Inc.(a)	26,600	416,024
Movado Group, Inc.	13,900	486,917
Vera Bradley, Inc.(a)	6,600	63,030
Total		1,772,489
Total Consumer Discretionary		12,371,058
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.6%
Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	5,200	161,824
SpartanNash Co.	26,300	499,174
Weis Markets, Inc.	3,300	166,023
Total		827,021
Food Products 0.5%
Dean Foods Co.	25,300	101,453
John B. Sanfilippo & Son, Inc.	5,700	396,036
Total		497,489
Personal Products 1.3%
Edgewell Personal Care Co.(a)	5,200	230,672
Medifast, Inc.	5,050	643,522
Usana Health Sciences, Inc.(a)	5,380	529,930
Total		1,404,124
Total Consumer Staples		2,728,634
Energy 3.6%
Energy Equipment & Services 1.0%
Mammoth Energy Services, Inc.	19,400	446,006
Matrix Service Co.(a)	25,500	532,695
Profire Energy, Inc.(a)	48,500	90,695
Total		1,069,396
Oil, Gas & Consumable Fuels 2.6%
Arch Coal, Inc.	800	74,528
California Resources Corp.(a)	18,500	437,525
CVR Energy, Inc.	12,900	522,966
Delek U.S. Holdings, Inc.	1,800	63,684
Denbury Resources, Inc.(a)	80,400	154,368
Peabody Energy Corp.	7,100	219,035
Renewable Energy Group, Inc.(a)	13,700	364,009
REX American Resources Corp.(a)	2,100	167,391
Southwestern Energy Co.(a)	49,000	207,270
W&T Offshore, Inc.(a)	72,600	378,246
World Fuel Services Corp.	4,400	121,836
Total		2,710,858
Total Energy		3,780,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.4%
Banks 8.2%
BancFirst Corp.	500	28,190
Bancorp, Inc. (The)(a)	59,900	543,293
Banner Corp.	10,100	627,513
Cadence BanCorp	28,600	571,714
Cathay General Bancorp	17,700	687,468
Customers Bancorp, Inc.(a)	25,150	537,958
Enterprise Financial Services Corp.	13,300	600,894
First BanCorp	65,000	748,150
First Merchants Corp.	3,000	121,170
Hancock Whitney Corp.	16,400	716,352
Hope Bancorp, Inc.	31,100	453,438
Iberiabank Corp.	9,500	743,185
International Bancshares Corp.	14,700	600,054
Metropolitan Bank Holding Corp.(a)	1,600	61,648
OFG Bancorp	31,700	655,873
Preferred Bank	10,000	512,200
S&T Bancorp, Inc.	12,500	517,250
Total		8,726,350
Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	13,600	357,680
Cohen & Steers, Inc.	1,400	58,464
Federated Investors, Inc., Class B	2,700	80,325
Greenhill & Co., Inc.	22,900	539,066
Oppenheimer Holdings, Inc., Class A	1,200	33,864
Waddell & Reed Financial, Inc., Class A	30,900	571,959
Total		1,641,358
Consumer Finance 1.2%
Enova International, Inc.(a)	25,400	648,208
Nelnet, Inc., Class A	10,850	594,797
Total		1,243,005

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.0%
American Equity Investment Life Holding Co.	19,600	620,340
Employers Holdings, Inc.	12,900	537,414
Genworth Financial, Inc., Class A(a)	61,700	238,779
Selective Insurance Group, Inc.	1,600	105,536
Universal Insurance Holdings, Inc.	14,900	581,696
Total		2,083,765
Mortgage Real Estate Investment Trusts (REITS) 1.3%
AG Mortgage Investment Trust, Inc.	5,300	94,234
Arbor Realty Trust, Inc.	12,425	160,780
Ladder Capital Corp., Class A	37,640	690,694
Western Asset Mortgage Capital Corp.	41,700	418,251
Total		1,363,959
Thrifts & Mortgage Finance 3.2%
Essent Group Ltd.(a)	18,600	802,404
Federal Agricultural Mortgage Corp.	8,200	671,334
Merchants Bancorp	6,500	135,525
MGIC Investment Corp.(a)	64,200	833,316
NMI Holdings, Inc., Class A(a)	13,400	323,610
Radian Group, Inc.	31,000	631,160
Total		3,397,349
Total Financials		18,455,786
Health Care 15.6%
Biotechnology 6.3%
ACADIA Pharmaceuticals, Inc.(a)	9,280	245,920
Alder Biopharmaceuticals, Inc.(a)	28,011	359,101
Arena Pharmaceuticals, Inc.(a)	3,130	156,250
Array BioPharma, Inc.(a)	20,010	459,029
Atara Biotherapeutics, Inc.(a)	12,300	440,463
bluebird bio, Inc.(a)	2,265	351,573
Blueprint Medicines Corp.(a)	2,060	169,311
Clovis Oncology, Inc.(a)	6,625	200,605
Dynavax Technologies Corp.(a)	18,565	170,798
FibroGen, Inc.(a)	3,870	223,686
Gossamer Bio, Inc.(a)	9,271	202,386
Immunomedics, Inc.(a)	31,740	500,222
Insmed, Inc.(a)	10,750	318,738
Intercept Pharmaceuticals, Inc.(a)	1,810	180,529
Common Stocks (continued)
Issuer	Shares	Value ($)
Mirati Therapeutics, Inc.(a)	6,050	440,440
Nightstar Therapeutics PLC, ADR(a)	13,322	197,432
Puma Biotechnology, Inc.(a)	9,545	265,447
Rubius Therapeutics, Inc.(a)	7,220	114,654
Sage Therapeutics, Inc.(a)	2,340	372,645
Sarepta Therapeutics, Inc.(a)	2,550	367,812
TCR2 Therapeutics, Inc.(a)	20,520	439,333
Ultragenyx Pharmaceutical, Inc.(a)	2,640	169,330
uniQure NV(a)	6,980	376,850
Total		6,722,554
Health Care Equipment & Supplies 1.9%
Accuray, Inc.(a)	16,000	77,120
Integer Holdings Corp.(a)	7,700	700,392
Meridian Bioscience, Inc.	5,400	92,178
Quidel Corp.(a)	1,100	72,116
SurModics, Inc.(a)	10,600	618,510
Varex Imaging Corp.(a)	13,400	421,296
Total		1,981,612
Health Care Providers & Services 2.9%
Amedisys, Inc.(a)	900	111,870
Ensign Group, Inc. (The)	13,700	677,465
Patterson Companies, Inc.	26,100	588,555
Providence Service Corp. (The)(a)	6,700	477,844
RadNet, Inc.(a)	20,200	275,528
Tivity Health, Inc.(a)	13,700	293,180
Triple-S Management Corp., Class B(a)	26,340	670,090
Total		3,094,532
Life Sciences Tools & Services 1.1%
Medpace Holdings, Inc.(a)	9,700	533,015
Syneos Health, Inc.(a)	14,000	584,780
Total		1,117,795
Pharmaceuticals 3.4%
Aerie Pharmaceuticals, Inc.(a)	8,760	408,829
ANI Pharmaceuticals, Inc.(a)	8,900	585,531
Endo International PLC(a)	59,700	656,103
GW Pharmaceuticals PLC, ADR(a)	2,020	347,460
Horizon Pharma PLC(a)	16,960	492,010
Medicines Co. (The)(a)	8,030	198,100

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Odonate Therapeutics, Inc.(a)	10,900	179,632
Phibro Animal Health Corp., Class A	8,950	262,235
Prestige Consumer Healthcare, Inc.(a)	7,800	228,228
Supernus Pharmaceuticals, Inc.(a)	7,255	296,294
Total		3,654,422
Total Health Care		16,570,915
Industrials 14.0%
Aerospace & Defense 0.5%
National Presto Industries, Inc.	4,550	510,237
Building Products 1.8%
Advanced Drainage Systems, Inc.	20,800	528,736
Continental Building Product(a)	19,900	573,717
Insteel Industries, Inc.	6,700	152,425
Masonite International Corp.(a)	4,300	238,435
NCI Building Systems, Inc.(a)	12,200	85,644
Quanex Building Products Corp.	17,300	297,387
Total		1,876,344
Commercial Services & Supplies 1.7%
Deluxe Corp.	5,400	251,262
Ennis, Inc.	12,800	271,360
HNI Corp.	14,600	563,998
Quad/Graphics, Inc.	24,000	350,160
SP Plus Corp.(a)	10,900	374,960
Total		1,811,740
Construction & Engineering 0.3%
EMCOR Group, Inc.	3,700	266,881
NV5 Global, Inc.(a)	950	75,297
Total		342,178
Electrical Equipment 1.2%
Atkore International Group, Inc.(a)	25,400	586,740
Generac Holdings, Inc.(a)	13,600	701,216
Total		1,287,956
Machinery 4.5%
EnPro Industries, Inc.	2,400	164,616
Federal Signal Corp.	25,900	636,622
Global Brass & Copper Holdings, Inc.	14,400	486,000
Gorman-Rupp Co.	4,700	158,907
Hillenbrand, Inc.	15,600	690,924
Common Stocks (continued)
Issuer	Shares	Value ($)
Kadant, Inc.	5,200	454,740
Meritor, Inc.(a)	9,100	202,748
Milacron Holdings Corp.(a)	38,700	541,413
Rexnord Corp.(a)	25,000	666,750
SPX FLOW, Inc.(a)	3,800	131,176
Wabash National Corp.	35,000	519,400
Watts Water Technologies, Inc., Class A	1,150	92,621
Total		4,745,917
Professional Services 1.8%
Heidrick & Struggles International, Inc.	16,300	702,693
Kforce, Inc.	17,300	640,273
Korn/Ferry International	11,200	546,448
Total		1,889,414
Road & Rail 1.1%
ArcBest Corp.	15,400	536,382
Saia, Inc.(a)	7,000	463,120
USA Truck, Inc.(a)	3,700	63,640
YRC Worldwide, Inc.(a)	20,800	159,536
Total		1,222,678
Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	10,330	600,586
Kaman Corp.	10,100	621,958
Total		1,222,544
Total Industrials		14,909,008
Information Technology 15.0%
Communications Equipment 1.3%
ADTRAN, Inc.	16,600	249,332
InterDigital, Inc.	8,750	610,137
Netscout Systems, Inc.(a)	17,000	465,290
Total		1,324,759
Electronic Equipment, Instruments & Components 3.1%
AVX Corp.	15,600	283,920
Fabrinet (a)	12,700	742,950
Insight Enterprises, Inc.(a)	6,100	340,502
Novanta, Inc.(a)	6,900	563,937
PC Connection, Inc.	12,700	511,048

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Scansource, Inc.(a)	4,300	161,465
Tech Data Corp.(a)	6,500	664,430
Total		3,268,252
IT Services 2.2%
Cardtronics PLC, Class A(a)	20,400	602,004
Cass Information Systems, Inc.	960	50,141
Endurance International Group Holdings Inc(a)	15,100	105,700
EVERTEC, Inc.	22,100	632,502
MAXIMUS, Inc.	9,700	685,596
TTEC Holdings, Inc.	8,900	304,914
Total		2,380,857
Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.(a)	66,900	587,382
Cirrus Logic, Inc.(a)	18,300	734,379
Diodes, Inc.(a)	16,400	661,412
MACOM Technology Solutions Holdings, Inc.(a)	13,700	261,533
Photronics, Inc.(a)	33,100	324,711
Synaptics, Inc.(a)	15,500	648,985
Total		3,218,402
Software 4.9%
CommVault Systems, Inc.(a)	10,800	727,812
HubSpot, Inc.(a)	4,975	837,690
j2 Global, Inc.	9,375	796,969
Paylocity Holding Corp.(a)	7,400	648,018
Progress Software Corp.	17,800	654,684
Qualys, Inc.(a)	3,750	313,613
SPS Commerce, Inc.(a)	2,150	229,577
Tenable Holdings, Inc.(a)	16,800	523,824
TiVo Corp.	51,600	517,548
Total		5,249,735
Technology Hardware, Storage & Peripherals 0.5%
Immersion Corp.(a)	57,500	516,350
Total Information Technology		15,958,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.7%
Chemicals 1.3%
Ingevity Corp.(a)	6,300	725,886
Quaker Chemical Corp.	950	198,540
Stepan Co.	4,400	414,040
Total		1,338,466
Metals & Mining 1.3%
Materion Corp.	11,350	655,803
Schnitzer Steel Industries, Inc., Class A	22,700	551,610
Warrior Met Coal, Inc.	6,400	187,392
Total		1,394,805
Paper & Forest Products 1.1%
Louisiana-Pacific Corp.	30,300	765,681
Verso Corp., Class A(a)	20,600	404,790
Total		1,170,471
Total Materials		3,903,742
Real Estate 6.9%
Equity Real Estate Investment Trusts (REITS) 5.6%
Americold Realty Trust	18,400	529,000
Chatham Lodging Trust	5,600	111,888
CoreCivic, Inc.	31,400	665,052
CorEnergy Infrastructure Trust, Inc.	15,906	579,933
EastGroup Properties, Inc.	4,750	501,885
GEO Group, Inc. (The)	29,400	667,968
Investors Real Estate Trust	9,048	546,318
Piedmont Office Realty Trust, Inc.	12,000	245,640
PS Business Parks, Inc.	4,455	655,642
Ryman Hospitality Properties, Inc.	1,750	141,733
Tanger Factory Outlet Centers, Inc.	7,800	168,402
Washington Prime Group, Inc.	94,800	547,944
Xenia Hotels & Resorts, Inc.	32,100	626,913
Total		5,988,318
Real Estate Management & Development 1.3%
HFF, Inc., Class A	15,800	714,160
RE/MAX Holdings, Inc., Class A	2,000	78,460
RMR Group, Inc. (The), Class A	7,700	550,935
Total		1,343,555
Total Real Estate		7,331,873

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.2%
Electric Utilities 2.0%
El Paso Electric Co.	9,100	489,580
IDACORP, Inc.	7,700	757,757
Otter Tail Corp.	1,200	60,336
Portland General Electric Co.	15,550	779,677
Total		2,087,350
Gas Utilities 0.5%
Chesapeake Utilities Corp.	6,275	564,813
Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	6,000	334,980
Multi-Utilities 0.3%
NorthWestern Corp.	4,500	308,430
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.1%
SJW Corp.	1,900	116,223
Total Utilities		3,411,796
Total Common Stocks (Cost $94,902,395)		103,016,369

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	2,920,048	2,919,756
Total Money Market Funds (Cost $2,919,756)		2,919,756
Total Investments in Securities (Cost: $97,822,151)		105,936,125
Other Assets & Liabilities, Net		177,014
Net Assets		106,113,139

At February 28, 2019, securities and/or cash totaling $127,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	36	03/2019	USD	2,835,900	217,274	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	2,838,511	14,548,607	(14,467,070)	2,920,048	—	—	22,146	2,919,756
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	3,594,948	—	—	—	3,594,948
Consumer Discretionary	12,371,058	—	—	—	12,371,058
Consumer Staples	2,728,634	—	—	—	2,728,634
Energy	3,780,254	—	—	—	3,780,254
Financials	18,455,786	—	—	—	18,455,786
Health Care	16,570,915	—	—	—	16,570,915
Industrials	14,909,008	—	—	—	14,909,008
Information Technology	15,958,355	—	—	—	15,958,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	3,903,742	—	—	—	3,903,742
Real Estate	7,331,873	—	—	—	7,331,873
Utilities	3,411,796	—	—	—	3,411,796
Total Common Stocks	103,016,369	—	—	—	103,016,369
Money Market Funds	—	—	—	2,919,756	2,919,756
Total Investments in Securities	103,016,369	—	—	2,919,756	105,936,125
Investments in Derivatives
Asset
Futures Contracts	217,274	—	—	—	217,274
Total	103,233,643	—	—	2,919,756	106,153,399
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $94,902,395)	$103,016,369
Affiliated issuers (cost $2,919,756)	2,919,756
Cash	7,616
Margin deposits on:
Futures contracts	127,800
Receivable for:
Investments sold	376,777
Capital shares sold	2,318
Dividends	88,971
Expense reimbursement due from Investment Manager	586
Prepaid expenses	360
Trustees’ deferred compensation plan	106,010
Other assets	34,255
Total assets	106,680,818
Liabilities
Payable for:
Investments purchased	158,400
Capital shares purchased	232,637
Variation margin for futures contracts	11,880
Management services fees	2,482
Distribution and/or service fees	680
Transfer agent fees	21,274
Compensation of board members	525
Compensation of chief compliance officer	12
Other expenses	33,779
Trustees’ deferred compensation plan	106,010
Total liabilities	567,679
Net assets applicable to outstanding capital stock	$106,113,139
Represented by
Paid in capital	102,521,621
Total distributable earnings (loss) (Note 2)	3,591,518
Total - representing net assets applicable to outstanding capital stock	$106,113,139
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	13

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$33,856,245
Shares outstanding	6,427,359
Net asset value per share	$5.27
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$5.59
Advisor Class
Net assets	$1,288,944
Shares outstanding	202,285
Net asset value per share	$6.37
Class C
Net assets	$4,356,264
Shares outstanding	2,338,643
Net asset value per share	$1.86
Institutional Class
Net assets	$18,112,222
Shares outstanding	2,933,096
Net asset value per share	$6.18
Institutional 2 Class
Net assets	$482,776
Shares outstanding	74,853
Net asset value per share	$6.45
Institutional 3 Class
Net assets	$309,815
Shares outstanding	47,295
Net asset value per share	$6.55
Class V
Net assets	$47,706,873
Shares outstanding	9,904,159
Net asset value per share	$4.82
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$5.11
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$897,554
Dividends — affiliated issuers	22,146
Foreign taxes withheld	(959)
Total income	918,741
Expenses:
Management services fees	472,496
Distribution and/or service fees
Class A	43,006
Class C	23,112
Class T	69
Class V	59,973
Transfer agent fees
Class A	35,023
Advisor Class	1,334
Class C	4,702
Institutional Class	22,198
Institutional 2 Class	152
Institutional 3 Class	34
Class T	54
Class V	48,880
Compensation of board members	7,683
Custodian fees	6,958
Printing and postage fees	14,098
Registration fees	53,215
Audit fees	16,486
Legal fees	1,088
Compensation of chief compliance officer	26
Other	6,425
Total expenses	817,012
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(73,054)
Total net expenses	743,958
Net investment income	174,783
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(346,325)
Futures contracts	(273,172)
Net realized loss	(619,497)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(14,774,620)
Futures contracts	95,850
Net change in unrealized appreciation (depreciation)	(14,678,770)
Net realized and unrealized loss	(15,298,267)
Net decrease in net assets resulting from operations	$(15,123,484)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	15

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$174,783	$217,933
Net realized gain (loss)	(619,497)	29,489,716
Net change in unrealized appreciation (depreciation)	(14,678,770)	(1,134,216)
Net increase (decrease) in net assets resulting from operations	(15,123,484)	28,573,433
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,732,915)
Advisor Class	(298,122)
Class C	(2,286,002)
Institutional Class	(4,509,687)
Institutional 2 Class	(100,346)
Institutional 3 Class	(70,786)
Class T	(23,229)
Class V	(13,199,232)
Net investment income
Class A		(117,801)
Advisor Class		(3,861)
Institutional Class		(157,929)
Institutional 2 Class		(2,701)
Institutional 3 Class		(288,519)
Class T		(368)
Class V		(150,990)
Net realized gains
Class A		(8,786,999)
Advisor Class		(147,372)
Class C		(3,194,732)
Institutional Class		(6,027,157)
Institutional 2 Class		(84,852)
Institutional 3 Class		(8,389,930)
Class T		(27,419)
Class V		(11,262,638)
Total distributions to shareholders (Note 2)	(29,220,319)	(38,643,268)
Increase (decrease) in net assets from capital stock activity	11,077,643	(59,793,571)
Total decrease in net assets	(33,266,160)	(69,863,406)
Net assets at beginning of period	139,379,299	209,242,705
Net assets at end of period	$106,113,139	$139,379,299
Excess of distributions over net investment income	$(51,644)	$(226,427)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	544,523	2,983,186	1,003,977	7,828,959
Distributions reinvested	1,529,127	7,553,890	962,296	7,082,498
Redemptions	(893,963)	(5,502,263)	(2,418,383)	(19,062,523)
Net increase (decrease)	1,179,687	5,034,813	(452,110)	(4,151,066)
Advisor Class
Subscriptions	15,485	118,583	118,622	1,046,725
Distributions reinvested	49,937	298,121	17,855	151,233
Redemptions	(28,827)	(189,099)	(41,088)	(359,090)
Net increase	36,595	227,605	95,389	838,868
Class C
Subscriptions	276,027	508,814	238,410	996,761
Distributions reinvested	1,084,924	1,898,617	725,953	2,831,219
Redemptions	(354,692)	(745,381)	(1,653,648)	(7,002,867)
Net increase (decrease)	1,006,259	1,662,050	(689,285)	(3,174,887)
Institutional Class
Subscriptions	182,544	1,186,439	427,057	3,736,189
Distributions reinvested	652,638	3,778,774	610,617	5,049,807
Redemptions	(1,480,872)	(10,878,140)	(2,125,619)	(19,952,608)
Net decrease	(645,690)	(5,912,927)	(1,087,945)	(11,166,612)
Institutional 2 Class
Subscriptions	10,507	70,478	27,494	260,982
Distributions reinvested	16,614	100,346	10,252	87,553
Redemptions	(6,920)	(44,268)	(270,793)	(2,696,793)
Net increase (decrease)	20,201	126,556	(233,047)	(2,348,258)
Institutional 3 Class
Subscriptions	3,976	28,197	104,501	962,885
Distributions reinvested	11,347	69,674	991,424	8,565,902
Redemptions	(26,273)	(212,861)	(6,079,741)	(53,906,097)
Net decrease	(10,950)	(114,990)	(4,983,816)	(44,377,310)
Class T
Distributions reinvested	4,656	23,001	3,746	27,567
Redemptions	(17,980)	(85,412)	(7,342)	(56,483)
Net decrease	(13,324)	(62,411)	(3,596)	(28,916)
Class V
Subscriptions	696,212	3,149,994	422,269	2,927,131
Distributions reinvested	2,145,976	9,699,811	1,197,764	8,264,569
Redemptions	(522,211)	(2,732,858)	(887,544)	(6,577,090)
Net increase	2,319,977	10,116,947	732,489	4,614,610
Total net increase (decrease)	3,892,755	11,077,643	(6,621,921)	(59,793,571)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$8.00	0.01	(0.96)	—	(0.95)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$8.45	(0.00) (d)	1.26	0.00 (d)	1.26	(0.02)	(1.69)	(1.71)
Year Ended 8/31/2017	$11.81	0.02	0.94	—	0.96	(0.03)	(4.29)	(4.32)
Year Ended 8/31/2016	$16.72	0.00 (d)	0.65	—	0.65	(0.01)	(5.55)	(5.56)
Year Ended 8/31/2015	$19.57	(0.06)	(1.21)	—	(1.27)	(0.01)	(1.57)	(1.58)
Year Ended 8/31/2014	$18.57	(0.06)	2.73	—	2.67	(0.01)	(1.66)	(1.67)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$9.23	0.02	(1.10)	—	(1.08)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$9.49	0.02	1.45	0.00 (d)	1.47	(0.04)	(1.69)	(1.73)
Year Ended 8/31/2017	$12.79	0.05	0.99	—	1.04	(0.05)	(4.29)	(4.34)
Year Ended 8/31/2016	$17.63	0.03	0.70	—	0.73	(0.02)	(5.55)	(5.57)
Year Ended 8/31/2015	$20.51	(0.02)	(1.26)	—	(1.28)	(0.03)	(1.57)	(1.60)
Year Ended 8/31/2014	$19.37	(0.02)	2.86	—	2.84	(0.04)	(1.66)	(1.70)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$4.21	(0.01)	(0.56)	—	(0.57)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$5.21	(0.03)	0.72	0.00 (d)	0.69	—	(1.69)	(1.69)
Year Ended 8/31/2017	$8.84	(0.03)	0.69	—	0.66	—	(4.29)	(4.29)
Year Ended 8/31/2016	$13.93	(0.07)	0.53	—	0.46	—	(5.55)	(5.55)
Year Ended 8/31/2015	$16.68	(0.17)	(1.01)	—	(1.18)	—	(1.57)	(1.57)
Year Ended 8/31/2014	$16.15	(0.18)	2.37	—	2.19	—	(1.66)	(1.66)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$9.00	0.02	(1.06)	—	(1.04)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$9.30	0.02	1.41	0.00 (d)	1.43	(0.04)	(1.69)	(1.73)
Year Ended 8/31/2017	$12.61	0.05	0.98	—	1.03	(0.05)	(4.29)	(4.34)
Year Ended 8/31/2016	$17.46	0.03	0.69	—	0.72	(0.02)	(5.55)	(5.57)
Year Ended 8/31/2015	$20.33	(0.02)	(1.25)	—	(1.27)	(0.03)	(1.57)	(1.60)
Year Ended 8/31/2014	$19.21	(0.01)	2.83	—	2.82	(0.04)	(1.66)	(1.70)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$9.31	0.02	(1.10)	—	(1.08)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$9.56	0.02	1.47	0.00 (d)	1.49	(0.05)	(1.69)	(1.74)
Year Ended 8/31/2017	$12.85	0.06	1.01	—	1.07	(0.07)	(4.29)	(4.36)
Year Ended 8/31/2016	$17.68	0.05	0.70	—	0.75	(0.03)	(5.55)	(5.58)
Year Ended 8/31/2015	$20.55	0.02	(1.28)	—	(1.26)	(0.04)	(1.57)	(1.61)
Year Ended 8/31/2014	$19.38	0.02	2.87	—	2.89	(0.06)	(1.66)	(1.72)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$5.27	(10.37%)	1.50% (c)	1.36% (c)	0.30% (c)	43%	$33,856
Year Ended 8/31/2018	$8.00	16.70% (e)	1.43% (f)	1.37% (f),(g)	(0.00%) (d)	87%	$41,991
Year Ended 8/31/2017	$8.45	8.22%	1.42% (h)	1.37% (g),(h)	0.26%	87%	$48,138
Year Ended 8/31/2016	$11.81	4.32%	1.39%	1.38% (g)	0.01%	112%	$74,434
Year Ended 8/31/2015	$16.72	(6.81%)	1.36%	1.36% (g)	(0.35%)	23%	$137,486
Year Ended 8/31/2014	$19.57	14.73%	1.35% (f)	1.35% (f),(g)	(0.32%)	19%	$418,814
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$6.37	(10.39%)	1.24% (c)	1.11% (c)	0.55% (c)	43%	$1,289
Year Ended 8/31/2018	$9.23	17.17% (e)	1.19% (f)	1.12% (f),(g)	0.20%	87%	$1,529
Year Ended 8/31/2017	$9.49	8.30%	1.16% (h)	1.12% (g),(h)	0.47%	87%	$667
Year Ended 8/31/2016	$12.79	4.64%	1.14%	1.13% (g)	0.26%	112%	$2,926
Year Ended 8/31/2015	$17.63	(6.56%)	1.11%	1.11% (g)	(0.09%)	23%	$6,123
Year Ended 8/31/2014	$20.51	15.02%	1.10% (f)	1.10% (f),(g)	(0.09%)	19%	$7,124
Class C
Six Months Ended 2/28/2019 (Unaudited)	$1.86	(10.84%)	2.25% (c)	2.11% (c)	(0.45%) (c)	43%	$4,356
Year Ended 8/31/2018	$4.21	15.81% (e)	2.18% (f)	2.12% (f),(g)	(0.73%)	87%	$5,613
Year Ended 8/31/2017	$5.21	7.34%	2.17% (h)	2.12% (g),(h)	(0.49%)	87%	$10,530
Year Ended 8/31/2016	$8.84	3.62%	2.14%	2.13% (g)	(0.73%)	112%	$15,654
Year Ended 8/31/2015	$13.93	(7.53%)	2.11%	2.11% (g)	(1.09%)	23%	$22,625
Year Ended 8/31/2014	$16.68	13.90%	2.10% (f)	2.10% (f),(g)	(1.06%)	19%	$31,035
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$6.18	(10.20%)	1.24% (c)	1.11% (c)	0.50% (c)	43%	$18,112
Year Ended 8/31/2018	$9.00	17.06% (e)	1.18% (f)	1.12% (f),(g)	0.27%	87%	$32,221
Year Ended 8/31/2017	$9.30	8.34%	1.18% (h)	1.12% (g),(h)	0.50%	87%	$43,415
Year Ended 8/31/2016	$12.61	4.64%	1.14%	1.13% (g)	0.22%	112%	$58,911
Year Ended 8/31/2015	$17.46	(6.56%)	1.11%	1.11% (g)	(0.09%)	23%	$239,255
Year Ended 8/31/2014	$20.33	15.04%	1.10% (f)	1.10% (f),(g)	(0.06%)	19%	$466,376
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$6.45	(10.28%)	1.11% (c)	0.99% (c)	0.69% (c)	43%	$483
Year Ended 8/31/2018	$9.31	17.26% (e)	1.04% (f)	1.00% (f)	0.17%	87%	$509
Year Ended 8/31/2017	$9.56	8.47%	1.04% (h)	1.02% (h)	0.57%	87%	$2,751
Year Ended 8/31/2016	$12.85	4.76%	0.98%	0.98%	0.35%	112%	$2,876
Year Ended 8/31/2015	$17.68	(6.43%)	0.93%	0.93%	0.10%	23%	$12,955
Year Ended 8/31/2014	$20.55	15.30%	0.90% (f)	0.90% (f)	0.11%	19%	$27,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$9.42	0.03	(1.12)	—	(1.09)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$9.66	0.05	1.46	0.00 (d)	1.51	(0.06)	(1.69)	(1.75)
Year Ended 8/31/2017	$12.94	0.06	1.02	—	1.08	(0.07)	(4.29)	(4.36)
Year Ended 8/31/2016	$17.76	0.06	0.70	—	0.76	(0.03)	(5.55)	(5.58)
Year Ended 8/31/2015	$20.63	0.03	(1.29)	—	(1.26)	(0.04)	(1.57)	(1.61)
Year Ended 8/31/2014	$19.45	0.03	2.88	—	2.91	(0.07)	(1.66)	(1.73)
Class V
Six Months Ended 2/28/2019 (Unaudited)	$7.50	0.01	(0.91)	—	(0.90)	—	(1.78)	(1.78)
Year Ended 8/31/2018	$8.01	(0.00) (d)	1.20	0.00 (d)	1.20	(0.02)	(1.69)	(1.71)
Year Ended 8/31/2017	$11.41	0.02	0.90	—	0.92	(0.03)	(4.29)	(4.32)
Year Ended 8/31/2016	$16.33	0.00 (d)	0.64	—	0.64	(0.01)	(5.55)	(5.56)
Year Ended 8/31/2015	$19.16	(0.06)	(1.19)	—	(1.25)	(0.01)	(1.57)	(1.58)
Year Ended 8/31/2014	$18.21	(0.07)	2.68	—	2.61	(0.00) (d)	(1.66)	(1.66)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$6.55	(10.29%)	1.05% (c)	0.93% (c)	0.70% (c)	43%	$310
Year Ended 8/31/2018	$9.42	17.24% (e)	0.98% (f)	0.95% (f)	0.55%	87%	$548
Year Ended 8/31/2017	$9.66	8.57%	1.00%	0.98%	0.57%	87%	$48,689
Year Ended 8/31/2016	$12.94	4.83%	0.94%	0.94%	0.49%	112%	$6,736
Year Ended 8/31/2015	$17.76	(6.39%)	0.88%	0.88%	0.17%	23%	$3,024
Year Ended 8/31/2014	$20.63	15.33%	0.87% (f)	0.87% (f)	0.16%	19%	$14,600
Class V
Six Months Ended 2/28/2019 (Unaudited)	$4.82	(10.40%)	1.50% (c)	1.36% (c)	0.30% (c)	43%	$47,707
Year Ended 8/31/2018	$7.50	16.87% (e)	1.43% (f)	1.37% (f),(g)	(0.01%)	87%	$56,862
Year Ended 8/31/2017	$8.01	8.12%	1.43% (h)	1.37% (g),(h)	0.25%	87%	$54,908
Year Ended 8/31/2016	$11.41	4.35%	1.39%	1.38% (g)	0.03%	112%	$60,071
Year Ended 8/31/2015	$16.33	(6.87%)	1.38%	1.38% (g)	(0.36%)	23%	$65,184
Year Ended 8/31/2014	$19.16	14.71%	1.40% (f)	1.40% (f),(g)	(0.36%)	19%	$78,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	21

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Disciplined Small Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which
22	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Disciplined Small Core Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
24	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	217,274*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(273,172)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	95,850
Columbia Disciplined Small Core Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,377,075

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2019.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
26	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.85% to 0.73% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.85% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
28	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.20
Advisor Class	0.20
Class C	0.20
Institutional Class	0.20
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class T	0.06 (a)
Class V	0.20

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	6,853
Class C	27
Class V	1,100
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.33%	1.38%
Advisor Class	1.08	1.13
Class C	2.08	2.13
Institutional Class	1.08	1.13
Institutional 2 Class	0.96	1.00
Institutional 3 Class	0.91	0.94
Class V	1.33	1.38
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
97,822,000	15,080,000	(6,749,000)	8,331,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
30	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $48,447,943 and $66,731,268, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Columbia Disciplined Small Core Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2019, one unaffiliated shareholder of record owned 18.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
32	Columbia Disciplined Small Core Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Small Core Fund | Semiannual Report 2019	33

Columbia Disciplined Small Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR225_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Small Cap Growth Fund I
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Small Cap Growth Fund I   |  Semiannual Report 2019

Columbia Small Cap Growth Fund I  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Small Cap Growth Fund I (the Fund) seeks capital appreciation, by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than, the largest stock in the Standard & Poor’s (S&P) SmallCap 600® Index.
Portfolio management
Daniel Cole, CFA
Co-Portfolio Manager
Managed Fund since 2015
Wayne Collette, CFA
Co-Portfolio Manager
Managed Fund since 2006
Lawrence Lin, CFA
Co-Portfolio Manager
Managed Fund since 2007
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/05	-1.09	18.02	10.17	17.67
	Including sales charges		-6.80	11.22	8.87	16.97
Advisor Class*		11/08/12	-0.94	18.29	10.44	17.96
Class C	Excluding sales charges	11/01/05	-1.43	17.20	9.35	16.78
	Including sales charges		-2.22	16.26	9.35	16.78
Institutional Class		10/01/96	-0.94	18.31	10.45	17.95
Institutional 2 Class*		02/28/13	-0.85	18.51	10.66	18.08
Institutional 3 Class*		07/15/09	-0.85	18.52	10.64	18.15
Class R*		09/27/10	-1.20	17.75	9.90	17.37
Russell 2000 Growth Index			-9.14	6.70	8.16	17.69
Russell 2000 Index			-8.86	5.58	7.36	16.60
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Bio-Techne Corp.	3.9
LendingTree, Inc.	3.5
Quidel Corp.	3.0
Six Flags Entertainment Corp.	2.4
Healthcare Services Group, Inc.	2.3
Paycom Software, Inc.	2.3
Cantel Medical Corp.	2.2
Planet Fitness, Inc., Class A	2.2
Teladoc Health, Inc.	2.2
Chemed Corp.	2.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2019)
Common Stocks	93.5
Limited Partnerships	1.0
Money Market Funds	5.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	2.1
Consumer Discretionary	14.4
Consumer Staples	2.3
Energy	2.5
Financials	4.1
Health Care	36.6
Industrials	14.6
Information Technology	18.8
Materials	2.0
Real Estate	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Small Cap Growth Fund I | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	989.10	1,018.15	6.61	6.71	1.34
Advisor Class	1,000.00	1,000.00	990.60	1,019.39	5.38	5.46	1.09
Class C	1,000.00	1,000.00	985.70	1,014.43	10.29	10.44	2.09
Institutional Class	1,000.00	1,000.00	990.60	1,019.39	5.38	5.46	1.09
Institutional 2 Class	1,000.00	1,000.00	991.50	1,020.13	4.64	4.71	0.94
Institutional 3 Class	1,000.00	1,000.00	991.50	1,020.18	4.59	4.66	0.93
Class R	1,000.00	1,000.00	988.00	1,016.91	7.84	7.95	1.59
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.7%
Issuer	Shares	Value ($)
Communication Services 2.0%
Entertainment 2.0%
World Wrestling Entertainment, Inc., Class A	133,000	11,132,100
Total Communication Services		11,132,100
Consumer Discretionary 13.8%
Diversified Consumer Services 1.7%
Chegg, Inc.(a)	232,000	9,194,160
Hotels, Restaurants & Leisure 6.9%
Dave & Buster’s Entertainment, Inc.	89,700	4,604,301
Penn National Gaming, Inc.(a)	255,600	6,351,660
Planet Fitness, Inc., Class A(a)	199,300	11,714,854
Six Flags Entertainment Corp.	234,938	13,088,396
Wingstop, Inc.	46,200	3,077,382
Total		38,836,593
Internet & Direct Marketing Retail 1.1%
Etsy, Inc.(a)	87,000	6,200,490
Multiline Retail 1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	72,100	6,360,662
Specialty Retail 3.0%
Five Below, Inc.(a)	79,900	9,615,965
Monro, Inc.	96,100	7,333,391
Total		16,949,356
Total Consumer Discretionary		77,541,261
Consumer Staples 2.2%
Beverages 1.1%
MGP Ingredients, Inc.	80,978	6,628,049
Food Products 0.4%
Calavo Growers, Inc.	24,900	2,119,737
Personal Products 0.7%
Medifast, Inc.	30,800	3,924,844
Total Consumer Staples		12,672,630
Energy 1.4%
Energy Equipment & Services 0.5%
Frank’s International NV(a)	405,200	2,536,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.9%
Matador Resources Co.(a)	166,500	3,096,900
Whiting Petroleum Corp.(a)	88,900	2,166,493
Total		5,263,393
Total Energy		7,799,945
Financials 4.0%
Insurance 0.6%
Goosehead Insurance, Inc., Class A(a)	104,800	3,306,440
Thrifts & Mortgage Finance 3.4%
LendingTree, Inc.(a)	59,500	18,977,525
Total Financials		22,283,965
Health Care 35.0%
Biotechnology 6.8%
Adamas Pharmaceuticals, Inc.(a)	142,700	1,596,813
Array BioPharma, Inc.(a)	230,300	5,283,082
bluebird bio, Inc.(a)	10,922	1,695,313
CareDx, Inc.(a)	197,100	6,133,752
FibroGen, Inc.(a)	49,000	2,832,200
Genomic Health, Inc.(a)	31,700	2,408,249
Immunomedics, Inc.(a)	153,600	2,420,736
Ligand Pharmaceuticals, Inc.(a)	51,300	6,365,304
Mirati Therapeutics, Inc.(a)	39,300	2,861,040
Sarepta Therapeutics, Inc.(a)	27,600	3,981,024
uniQure NV(a)	49,400	2,667,106
Total		38,244,619
Health Care Equipment & Supplies 11.0%
BioLife Solutions, Inc.(a)	165,800	3,160,148
Cantel Medical Corp.	159,900	11,755,848
Insulet Corp.(a)	104,100	9,776,031
iRhythm Technologies, Inc.(a)	17,500	1,676,325
Neogen Corp.(a)	91,600	5,675,536
Quidel Corp.(a)	242,900	15,924,524
Quotient Ltd.(a)	420,700	4,446,799
West Pharmaceutical Services, Inc.	92,200	9,657,950
Total		62,073,161
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 5.8%
Addus HomeCare Corp.(a)	50,100	3,367,221
Amedisys, Inc.(a)	51,300	6,376,590
Chemed Corp.	34,283	11,296,249
Guardant Health, Inc.(a)	104,614	6,971,477
HealthEquity, Inc.(a)	61,000	4,909,280
Total		32,920,817
Health Care Technology 3.6%
Medidata Solutions, Inc.(a)	116,600	8,747,332
Teladoc Health, Inc.(a)	180,765	11,634,035
Total		20,381,367
Life Sciences Tools & Services 7.4%
Bio-Techne Corp.	107,800	20,902,420
Charles River Laboratories International, Inc.(a)	64,300	9,141,531
Codexis, Inc.(a)	167,800	3,627,836
NanoString Technologies, Inc.(a)	150,600	3,835,782
Quanterix Corp.(a)	164,500	4,064,795
Total		41,572,364
Pharmaceuticals 0.4%
Reata Pharmaceuticals, Inc., Class A(a)	21,500	2,028,310
Total Health Care		197,220,638
Industrials 14.0%
Aerospace & Defense 0.8%
Aerojet Rocketdyne Holdings, Inc.(a)	121,000	4,507,250
Building Products 2.7%
Simpson Manufacturing Co., Inc.	183,100	10,973,183
Trex Co., Inc.(a)	59,200	4,437,040
Total		15,410,223
Commercial Services & Supplies 3.0%
Casella Waste Systems, Inc., Class A(a)	120,200	4,240,656
Healthcare Services Group, Inc.	322,400	12,309,232
Total		16,549,888
Machinery 3.4%
John Bean Technologies Corp.	110,800	10,381,960
Proto Labs, Inc.(a)	77,300	8,734,127
Total		19,116,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.0%
Exponent, Inc.	98,400	5,572,392
Road & Rail 3.1%
Knight-Swift Transportation Holdings, Inc.	288,600	9,705,618
Saia, Inc.(a)	120,000	7,939,200
Total		17,644,818
Total Industrials		78,800,658
Information Technology 18.0%
Electronic Equipment, Instruments & Components 1.0%
Littelfuse, Inc.	28,000	5,406,520
IT Services 3.0%
MongoDB, Inc.(a)	91,500	9,292,740
Twilio, Inc., Class A(a)	64,602	7,861,417
Total		17,154,157
Semiconductors & Semiconductor Equipment 0.4%
Entegris, Inc.	70,900	2,504,897
Software 13.6%
Alteryx, Inc., Class A(a)	56,100	4,280,991
Blackline, Inc.(a)	72,200	3,778,948
Carbon Black, Inc.(a)	218,900	2,865,401
Coupa Software, Inc.(a)	104,400	9,833,436
Five9, Inc.(a)	74,700	3,962,088
HubSpot, Inc.(a)	39,570	6,662,797
Mimecast Ltd.(a)	166,100	8,019,308
New Relic, Inc.(a)	101,094	10,690,691
Paycom Software, Inc.(a)	66,813	12,141,926
RingCentral, Inc., Class A(a)	52,900	5,569,841
Trade Desk, Inc. (The), Class A(a)	44,300	8,751,022
Total		76,556,449
Total Information Technology		101,622,023
Materials 1.9%
Chemicals 1.9%
Balchem Corp.	82,000	7,275,860
Livent Corp.(a)	272,200	3,484,160
Total		10,760,020
Total Materials		10,760,020

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITS) 2.4%
Coresite Realty Corp.	70,700	7,229,075
STORE Capital Corp.	203,104	6,594,787
Total		13,823,862
Total Real Estate		13,823,862
Total Common Stocks (Cost $434,512,816)		533,657,102

Limited Partnerships 1.0%

Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Viper Energy Partners LP	172,700	5,683,557
Total Energy		5,683,557
Total Limited Partnerships (Cost $5,736,667)		5,683,557

Money Market Funds 5.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	31,660,896	31,657,730
Total Money Market Funds (Cost $31,657,730)		31,657,730
Total Investments in Securities (Cost: $471,907,213)		570,998,389
Other Assets & Liabilities, Net		(7,211,734)
Net Assets		563,786,655

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	3,659,207	183,772,537	(155,770,848)	31,660,896	—	—	175,778	31,657,730
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	11,132,100	—	—	—	11,132,100
Consumer Discretionary	77,541,261	—	—	—	77,541,261
Consumer Staples	12,672,630	—	—	—	12,672,630
Energy	7,799,945	—	—	—	7,799,945
Financials	22,283,965	—	—	—	22,283,965
Health Care	197,220,638	—	—	—	197,220,638
Industrials	78,800,658	—	—	—	78,800,658
Information Technology	101,622,023	—	—	—	101,622,023
Materials	10,760,020	—	—	—	10,760,020
Real Estate	13,823,862	—	—	—	13,823,862
Total Common Stocks	533,657,102	—	—	—	533,657,102
Limited Partnerships
Energy	5,683,557	—	—	—	5,683,557
Money Market Funds	—	—	—	31,657,730	31,657,730
Total Investments in Securities	539,340,659	—	—	31,657,730	570,998,389
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $440,249,483)	$539,340,659
Affiliated issuers (cost $31,657,730)	31,657,730
Receivable for:
Investments sold	4,801,795
Capital shares sold	2,145,994
Dividends	341,974
Prepaid expenses	1,346
Trustees’ deferred compensation plan	102,101
Other assets	19,203
Total assets	578,410,802
Liabilities
Payable for:
Investments purchased	13,936,951
Capital shares purchased	437,257
Management services fees	13,400
Distribution and/or service fees	1,901
Transfer agent fees	73,719
Compensation of board members	18,452
Compensation of chief compliance officer	33
Other expenses	40,333
Trustees’ deferred compensation plan	102,101
Total liabilities	14,624,147
Net assets applicable to outstanding capital stock	$563,786,655
Represented by
Paid in capital	465,363,058
Total distributable earnings (loss) (Note 2)	98,423,597
Total - representing net assets applicable to outstanding capital stock	$563,786,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$241,999,767
Shares outstanding	13,367,007
Net asset value per share	$18.10
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.20
Advisor Class
Net assets	$11,254,198
Shares outstanding	545,967
Net asset value per share	$20.61
Class C
Net assets	$7,703,590
Shares outstanding	544,804
Net asset value per share	$14.14
Institutional Class
Net assets	$218,846,271
Shares outstanding	11,261,452
Net asset value per share	$19.43
Institutional 2 Class
Net assets	$21,260,150
Shares outstanding	1,080,405
Net asset value per share	$19.68
Institutional 3 Class
Net assets	$61,332,018
Shares outstanding	3,078,569
Net asset value per share	$19.92
Class R
Net assets	$1,390,661
Shares outstanding	78,734
Net asset value per share	$17.66
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,927,679
Dividends — affiliated issuers	175,778
Interfund lending	91
Total income	2,103,548
Expenses:
Management services fees	2,229,129
Distribution and/or service fees
Class A	277,020
Class C	36,245
Class R	3,597
Transfer agent fees
Class A	187,100
Advisor Class	7,426
Class C	6,120
Institutional Class	167,492
Institutional 2 Class	1,474
Institutional 3 Class	2,171
Class R	1,215
Compensation of board members	9,620
Custodian fees	7,004
Printing and postage fees	25,905
Registration fees	62,714
Audit fees	16,486
Legal fees	5,772
Interest on interfund lending	663
Compensation of chief compliance officer	103
Other	11,757
Total expenses	3,059,013
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,078)
Total net expenses	3,057,935
Net investment loss	(954,387)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	22,206,889
Foreign currency translations	1,320
Net realized gain	22,208,209
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(27,977,561)
Foreign currency translations	(27)
Net change in unrealized appreciation (depreciation)	(27,977,588)
Net realized and unrealized loss	(5,769,379)
Net decrease in net assets resulting from operations	$(6,723,766)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment loss	$(954,387)	$(3,208,002)
Net realized gain	22,208,209	80,013,273
Net change in unrealized appreciation (depreciation)	(27,977,588)	68,934,559
Net increase (decrease) in net assets resulting from operations	(6,723,766)	145,739,830
Distributions to shareholders
Net investment income and net realized gains
Class A	(36,731,171)
Advisor Class	(1,694,945)
Class C	(1,393,865)
Institutional Class	(30,338,730)
Institutional 2 Class	(2,996,770)
Institutional 3 Class	(9,102,033)
Class R	(247,106)
Net realized gains
Class A		(30,755,838)
Advisor Class		(658,517)
Class C		(2,144,127)
Institutional Class		(24,892,211)
Institutional 2 Class		(2,219,843)
Institutional 3 Class		(8,099,292)
Class K		(7,567)
Class R		(214,788)
Total distributions to shareholders (Note 2)	(82,504,620)	(68,992,183)
Increase in net assets from capital stock activity	73,536,052	68,865,412
Total increase (decrease) in net assets	(15,692,334)	145,613,059
Net assets at beginning of period	579,478,989	433,865,930
Net assets at end of period	$563,786,655	$579,478,989
Excess of distributions over net investment income	$(1,653,463)	$(699,076)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,078,119	18,506,507	1,797,326	35,428,984
Distributions reinvested	1,982,814	31,943,124	1,506,195	26,328,292
Redemptions	(995,426)	(17,883,410)	(1,713,663)	(33,470,462)
Net increase	2,065,507	32,566,221	1,589,858	28,286,814
Advisor Class
Subscriptions	383,521	8,080,440	337,404	7,486,300
Distributions reinvested	92,455	1,694,701	33,793	658,285
Redemptions	(292,114)	(5,765,750)	(90,216)	(1,903,391)
Net increase	183,862	4,009,391	280,981	6,241,194
Class C
Subscriptions	203,668	2,722,817	220,813	3,492,513
Distributions reinvested	106,019	1,335,841	145,159	2,075,777
Redemptions	(233,467)	(3,179,496)	(648,507)	(10,712,615)
Net increase (decrease)	76,220	879,162	(282,535)	(5,144,325)
Institutional Class
Subscriptions	1,645,844	30,285,248	2,370,671	49,045,174
Distributions reinvested	1,626,644	28,108,415	1,236,081	22,916,948
Redemptions	(1,665,765)	(32,727,623)	(1,727,964)	(35,613,868)
Net increase	1,606,723	25,666,040	1,878,788	36,348,254
Institutional 2 Class
Subscriptions	181,607	3,567,263	368,410	7,872,631
Distributions reinvested	171,328	2,996,518	118,506	2,219,604
Redemptions	(160,461)	(3,082,901)	(347,447)	(7,431,467)
Net increase	192,474	3,480,880	139,469	2,660,768
Institutional 3 Class
Subscriptions	258,669	5,405,725	342,976	7,370,900
Distributions reinvested	513,934	9,101,773	428,068	8,099,045
Redemptions	(377,101)	(7,590,756)	(702,720)	(15,017,161)
Net increase	395,502	6,916,742	68,324	452,784
Class K
Distributions reinvested	—	—	399	7,344
Redemptions	—	—	(2,800)	(57,962)
Net decrease	—	—	(2,401)	(50,618)
Class R
Subscriptions	7,626	134,671	26,914	518,546
Distributions reinvested	14,470	227,460	11,736	201,152
Redemptions	(19,912)	(344,515)	(34,714)	(649,157)
Net increase	2,184	17,616	3,936	70,541
Total net increase	4,522,472	73,536,052	3,676,420	68,865,412
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$22.05	(0.05)	(0.60)	(0.65)	(3.30)	(3.30)
Year Ended 8/31/2018	$19.46	(0.15)	5.87	5.72	(3.13)	(3.13)
Year Ended 8/31/2017	$17.29	(0.13)	3.78	3.65	(1.48)	(1.48)
Year Ended 8/31/2016	$27.22	(0.11) (h)	0.40	0.29	(10.22)	(10.22)
Year Ended 8/31/2015	$29.40	(0.27)	3.09	2.82	(5.11)	(5.11)
Year Ended 8/31/2014	$33.32	(0.28)	1.71	1.43	(5.35)	(5.35)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$24.61	(0.02)	(0.63)	(0.65)	(3.35)	(3.35)
Year Ended 8/31/2018	$21.38	(0.12)	6.53	6.41	(3.18)	(3.18)
Year Ended 8/31/2017	$18.86	(0.09)	4.13	4.04	(1.52)	(1.52)
Year Ended 8/31/2016	$28.69	(0.03) (h)	0.42	0.39	(10.22)	(10.22)
Year Ended 8/31/2015	$30.64	(0.20)	3.24	3.04	(5.11)	(5.11)
Year Ended 8/31/2014	$34.52	(0.23)	1.78	1.55	(5.43)	(5.43)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$17.93	(0.09)	(0.55)	(0.64)	(3.15)	(3.15)
Year Ended 8/31/2018	$16.35	(0.25)	4.82	4.57	(2.99)	(2.99)
Year Ended 8/31/2017	$14.74	(0.23)	3.20	2.97	(1.36)	(1.36)
Year Ended 8/31/2016	$24.87	(0.21) (h)	0.30	0.09	(10.22)	(10.22)
Year Ended 8/31/2015	$27.47	(0.44)	2.85	2.41	(5.11)	(5.11)
Year Ended 8/31/2014	$31.44	(0.49)	1.62	1.13	(5.10)	(5.10)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$23.42	(0.03)	(0.61)	(0.64)	(3.35)	(3.35)
Year Ended 8/31/2018	$20.49	(0.11)	6.22	6.11	(3.18)	(3.18)
Year Ended 8/31/2017	$18.13	(0.09)	3.97	3.88	(1.52)	(1.52)
Year Ended 8/31/2016	$27.98	(0.07) (h)	0.44	0.37	(10.22)	(10.22)
Year Ended 8/31/2015	$30.01	(0.20)	3.16	2.96	(5.11)	(5.11)
Year Ended 8/31/2014	$33.91	(0.21)	1.74	1.53	(5.43)	(5.43)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$23.68	(0.01)	(0.61)	(0.62)	(3.38)	(3.38)
Year Ended 8/31/2018	$20.68	(0.09)	6.29	6.20	(3.20)	(3.20)
Year Ended 8/31/2017	$18.28	(0.07)	4.01	3.94	(1.54)	(1.54)
Year Ended 8/31/2016	$28.11	(0.04) (h)	0.43	0.39	(10.22)	(10.22)
Year Ended 8/31/2015	$30.09	(0.16)	3.17	3.01	(5.11)	(5.11)
Year Ended 8/31/2014	$33.90	(0.14)	1.80	1.66	(5.48)	(5.48)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Financial Highlights  (continued)
	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	—	—	$18.10	(1.09%)	1.34% (c),(d)	1.34% (c),(d)	(0.52%) (c)	58%	$242,000
Year Ended 8/31/2018	—	—	$22.05	33.62%	1.35% (e)	1.34% (e),(f)	(0.79%)	156%	$249,156
Year Ended 8/31/2017	—	—	$19.46	22.42%	1.39% (g)	1.34% (f),(g)	(0.74%)	174%	$189,019
Year Ended 8/31/2016	—	—	$17.29	2.88%	1.41% (e)	1.36% (e),(f)	(0.62%)	142%	$174,183
Year Ended 8/31/2015	—	0.11	$27.22	11.87% (i)	1.36%	1.36% (f)	(0.98%)	117%	$202,566
Year Ended 8/31/2014	—	—	$29.40	3.35%	1.30% (e)	1.30% (e),(f)	(0.88%)	148%	$216,670
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	—	—	$20.61	(0.94%)	1.09% (c),(d)	1.09% (c),(d)	(0.21%) (c)	58%	$11,254
Year Ended 8/31/2018	—	—	$24.61	33.91%	1.10% (e)	1.09% (e),(f)	(0.53%)	156%	$8,913
Year Ended 8/31/2017	—	—	$21.38	22.68%	1.12% (g)	1.09% (f),(g)	(0.46%)	174%	$1,734
Year Ended 8/31/2016	—	—	$18.86	3.15%	1.16% (e)	1.10% (e),(f)	(0.16%)	142%	$1,283
Year Ended 8/31/2015	—	0.12	$28.69	12.18% (i)	1.10%	1.10% (f)	(0.68%)	117%	$69
Year Ended 8/31/2014	—	—	$30.64	3.59%	1.04% (e)	1.04% (e),(f)	(0.67%)	148%	$167
Class C
Six Months Ended 2/28/2019 (Unaudited)	—	—	$14.14	(1.43%)	2.09% (c),(d)	2.09% (c),(d)	(1.28%) (c)	58%	$7,704
Year Ended 8/31/2018	—	—	$17.93	32.58%	2.10% (e)	2.09% (e),(f)	(1.54%)	156%	$8,401
Year Ended 8/31/2017	—	—	$16.35	21.48%	2.14% (g)	2.09% (f),(g)	(1.49%)	174%	$12,281
Year Ended 8/31/2016	—	—	$14.74	2.12%	2.16% (e)	2.12% (e),(f)	(1.37%)	142%	$13,187
Year Ended 8/31/2015	—	0.10	$24.87	11.07% (i)	2.11%	2.11% (f)	(1.72%)	117%	$16,810
Year Ended 8/31/2014	—	—	$27.47	2.57%	2.05% (e)	2.05% (e),(f)	(1.63%)	148%	$18,762
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	—	—	$19.43	(0.94%)	1.09% (c),(d)	1.09% (c),(d)	(0.27%) (c)	58%	$218,846
Year Ended 8/31/2018	—	—	$23.42	33.91%	1.10% (e)	1.09% (e),(f)	(0.54%)	156%	$226,120
Year Ended 8/31/2017	—	—	$20.49	22.72%	1.14% (g)	1.09% (f),(g)	(0.49%)	174%	$159,344
Year Ended 8/31/2016	—	—	$18.13	3.15%	1.15% (e)	1.12% (e),(f)	(0.38%)	142%	$157,826
Year Ended 8/31/2015	—	0.12	$27.98	12.16% (i)	1.11%	1.11% (f)	(0.69%)	117%	$215,938
Year Ended 8/31/2014	—	—	$30.01	3.61%	1.05% (e)	1.05% (e),(f)	(0.64%)	148%	$693,432
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	—	—	$19.68	(0.85%)	0.94% (c),(d)	0.94% (c),(d)	(0.12%) (c)	58%	$21,260
Year Ended 8/31/2018	—	—	$23.68	34.07%	0.99% (e)	0.98% (e)	(0.43%)	156%	$21,024
Year Ended 8/31/2017	—	—	$20.68	22.87%	1.00% (g)	0.99% (g)	(0.39%)	174%	$15,478
Year Ended 8/31/2016	—	—	$18.28	3.24%	0.99% (e)	0.99% (e)	(0.23%)	142%	$11,704
Year Ended 8/31/2015	—	0.12	$28.11	12.33% (i)	0.96%	0.96%	(0.58%)	117%	$11,990
Year Ended 8/31/2014	0.01	—	$30.09	4.07% (j)	0.91% (e)	0.91% (e)	(0.46%)	148%	$721
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$23.93	(0.01)	(0.61)	(0.62)	(3.39)	(3.39)
Year Ended 8/31/2018	$20.87	(0.08)	6.35	6.27	(3.21)	(3.21)
Year Ended 8/31/2017	$18.43	(0.07)	4.06	3.99	(1.55)	(1.55)
Year Ended 8/31/2016	$28.24	(0.03) (h)	0.44	0.41	(10.22)	(10.22)
Year Ended 8/31/2015	$30.19	(0.14)	3.18	3.04	(5.11)	(5.11)
Year Ended 8/31/2014	$34.09	(0.14)	1.73	1.59	(5.49)	(5.49)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$21.57	(0.07)	(0.59)	(0.66)	(3.25)	(3.25)
Year Ended 8/31/2018	$19.10	(0.20)	5.75	5.55	(3.08)	(3.08)
Year Ended 8/31/2017	$17.00	(0.17)	3.71	3.54	(1.44)	(1.44)
Year Ended 8/31/2016	$26.99	(0.16) (h)	0.39	0.23	(10.22)	(10.22)
Year Ended 8/31/2015	$29.25	(0.33)	3.07	2.74	(5.11)	(5.11)
Year Ended 8/31/2014	$33.18	(0.36)	1.70	1.34	(5.27)	(5.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
08/31/2016	$0.04	$0.07	$0.03	$0.04	$0.05	$0.05	$0.04

(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.39%.
(j)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Financial Highlights  (continued)
	Reimbursement from affiliate	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	—	—	$19.92	(0.85%)	0.93% (c),(d)	0.93% (c),(d)	(0.11%) (c)	58%	$61,332
Year Ended 8/31/2018	—	—	$23.93	34.12%	0.94% (e)	0.93% (e)	(0.38%)	156%	$64,214
Year Ended 8/31/2017	—	—	$20.87	22.96%	0.96%	0.94%	(0.38%)	174%	$54,574
Year Ended 8/31/2016	—	—	$18.43	3.30%	0.94% (e)	0.94% (e)	(0.14%)	142%	$6,562
Year Ended 8/31/2015	—	0.12	$28.24	12.38% (i)	0.90%	0.90%	(0.50%)	117%	$3,823
Year Ended 8/31/2014	—	—	$30.19	3.78%	0.86% (e)	0.86% (e)	(0.43%)	148%	$4,491
Class R
Six Months Ended 2/28/2019 (Unaudited)	—	—	$17.66	(1.20%)	1.59% (c),(d)	1.59% (c),(d)	(0.78%) (c)	58%	$1,391
Year Ended 8/31/2018	—	—	$21.57	33.26%	1.60% (e)	1.59% (e),(f)	(1.04%)	156%	$1,651
Year Ended 8/31/2017	—	—	$19.10	22.10%	1.64% (g)	1.59% (f),(g)	(0.99%)	174%	$1,387
Year Ended 8/31/2016	—	—	$17.00	2.61%	1.66% (e)	1.62% (e),(f)	(0.88%)	142%	$1,356
Year Ended 8/31/2015	—	0.11	$26.99	11.63% (i)	1.61%	1.61% (f)	(1.22%)	117%	$1,706
Year Ended 8/31/2014	—	—	$29.25	3.08%	1.55% (e)	1.55% (e),(f)	(1.13%)	148%	$2,500
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
20	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Columbia Small Cap Growth Fund I | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.02
Institutional 3 Class	0.01
Class R	0.17
The Fund and certain other affiliated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
22	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	106,075
Class C	978
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.35%	1.35%
Advisor Class	1.10	1.10
Class C	2.10	2.10
Institutional Class	1.10	1.10
Institutional 2 Class	1.00	0.98
Institutional 3 Class	0.95	0.93
Class R	1.60	1.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
471,907,000	112,107,000	(13,016,000)	99,091,000
Columbia Small Cap Growth Fund I | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $302,169,835 and $336,242,867, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	2,800,000	2.84	3
Lender	200,000	2.72	6
Interest income earned and interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The
24	Columbia Small Cap Growth Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 19.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Growth Fund I | Semiannual Report 2019	25

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
26	Columbia Small Cap Growth Fund I | Semiannual Report 2019

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Columbia Small Cap Growth Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR226_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Global Dividend Opportunity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Dividend Opportunity Fund   |  Semiannual Report 2019

Columbia Global Dividend Opportunity Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Dividend Opportunity Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jonathan Crown
Lead Portfolio Manager
Managed Fund since 2016
Georgina Hellyer, CFA
Portfolio Manager
Managed Fund since 2018
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-2.50	-3.06	2.21	10.36
	Including sales charges		-8.11	-8.64	1.01	9.71
Advisor Class*		03/19/13	-2.40	-2.84	2.47	10.64
Class C	Excluding sales charges	10/13/03	-2.85	-3.79	1.45	9.54
	Including sales charges		-3.79	-4.71	1.45	9.54
Institutional Class		11/09/00	-2.41	-2.80	2.46	10.64
Institutional 2 Class*		01/08/14	-2.30	-2.67	2.64	10.74
Institutional 3 Class*		07/15/09	-2.32	-2.66	2.70	10.85
Class R*		09/27/10	-2.57	-3.27	1.97	10.09
MSCI ACWI High Dividend Yield Index (Net)			0.89	1.54	4.71	12.54
MSCI ACWI (Net)			-2.92	-0.84	6.28	12.73
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI High Dividend Yield Index (Net) includes large and mid-cap stocks across 23 developed market countries. The index is designed to reflect the performance of equities selected from the MSCI World Index with higher than average dividend yields that are both sustainable and persistent.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI High Dividend Yield Index (Net) and the MSCI ACWI (Net) which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Deutsche Telekom AG, Registered Shares (Germany)	2.8
Wells Fargo & Co. (United States)	2.7
Cisco Systems, Inc. (United States)	2.5
Pfizer, Inc. (United States)	2.5
Ferrovial SA (Spain)	2.3
Novartis AG, ADR (Switzerland)	2.2
Nutrien Ltd. (Canada)	2.2
Paychex, Inc. (United States)	2.1
Manulife Financial Corp. (Canada)	2.0
RELX PLC (United Kingdom)	2.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	9.3
Consumer Discretionary	7.3
Consumer Staples	10.4
Energy	8.6
Financials	20.2
Health Care	8.7
Industrials	13.2
Information Technology	11.3
Materials	8.3
Real Estate	2.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2019)
Australia	5.7
Austria	1.2
Brazil	1.5
Canada	7.1
China	2.8
Finland	1.5
France	1.2
Germany	4.6
Hong Kong	1.9
Indonesia	2.2
Isle of Man	0.5
Japan	6.8
Netherlands	2.0
South Korea	1.2
Spain	2.3
Sweden	1.1
Switzerland	3.8
Taiwan	3.3
Thailand	0.7
United Kingdom	12.5
United States(a)	36.1
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.00	1,018.60	6.12	6.26	1.25
Advisor Class	1,000.00	1,000.00	976.00	1,019.84	4.90	5.01	1.00
Class C	1,000.00	1,000.00	971.50	1,014.88	9.78	9.99	2.00
Institutional Class	1,000.00	1,000.00	975.90	1,019.84	4.90	5.01	1.00
Institutional 2 Class	1,000.00	1,000.00	977.00	1,020.48	4.26	4.36	0.87
Institutional 3 Class	1,000.00	1,000.00	976.80	1,020.78	3.97	4.06	0.81
Class R	1,000.00	1,000.00	974.30	1,017.36	7.34	7.50	1.50
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Australia 5.7%
Alumina Ltd.	2,188,264	3,950,188
Amcor Ltd.	601,750	6,421,218
DuluxGroup Ltd.	691,298	3,572,951
Goodman Group	358,146	3,257,573
Sydney Airport	882,919	4,511,453
Transurban Group	778,787	6,890,437
Total		28,603,820
Austria 1.2%
Erste Group Bank AG	153,025	5,787,435
Brazil 1.5%
Ambev SA	991,800	4,544,248
Kroton Educacional SA	1,019,900	2,962,371
Total		7,506,619
Canada 7.0%
Manulife Financial Corp.	596,438	10,080,004
Nutrien Ltd.	197,527	10,753,370
Suncor Energy, Inc.	203,673	7,020,485
TransCanada Corp.	164,845	7,371,958
Total		35,225,817
China 2.8%
ANTA Sports Products Ltd.	1,257,000	7,369,263
Ping An Insurance Group Co. of China Ltd., Class H	643,000	6,797,381
Total		14,166,644
Finland 1.5%
Sampo OYJ, Class A	158,882	7,648,080
France 1.2%
BNP Paribas SA	116,060	5,947,818
Germany 4.6%
Axel Springer SE	85,636	4,884,942
Deutsche Telekom AG, Registered Shares	843,115	13,891,124
Evonik Industries AG	156,779	4,413,622
Total		23,189,688
Hong Kong 1.9%
HKT Trust & HKT Ltd.	6,125,000	9,566,228
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.2%
PT Bank Rakyat Indonesia Persero Tbk	13,820,700	3,778,205
PT Telekomunikasi Indonesia Persero Tbk	26,659,200	7,318,778
Total		11,096,983
Isle of Man 0.5%
GVC Holdings PLC	266,148	2,317,480
Japan 6.8%
Bridgestone Corp.	209,900	8,314,458
Daiwa Securities Group, Inc.	1,273,000	6,463,727
Japan Hotel REIT Investment Corp.	4,716	3,641,053
Nintendo Co., Ltd.	21,900	6,005,839
Tokyo Electron Ltd.	70,700	9,664,979
Total		34,090,056
Netherlands 2.0%
Unilever NV-CVA	181,966	9,844,866
South Korea 1.2%
Samsung Electronics Co., Ltd.	154,762	6,193,858
Spain 2.3%
Ferrovial SA	496,421	11,439,885
Sweden 1.1%
Atlas Copco AB, Class B	220,136	5,524,851
Switzerland 3.8%
Novartis AG, ADR	119,329	10,886,385
UBS AG	630,638	8,024,751
Total		18,911,136
Taiwan 3.3%
Eclat Textile Co., Ltd.	632,000	7,207,169
Taiwan Semiconductor Manufacturing Co., Ltd.	1,190,000	9,131,732
Total		16,338,901
Thailand 0.7%
Siam Commercial Bank PCL (The), Foreign Registered Shares	828,800	3,522,513
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 12.5%
Anglo American PLC	167,933	4,462,553
BAE Systems PLC	624,580	3,860,398
British American Tobacco PLC	256,308	9,377,632
BT Group PLC	1,489,737	4,242,283
GlaxoSmithKline PLC	389,770	7,741,128
Legal & General Group PLC	809,288	3,011,957
Prudential PLC	299,706	6,320,488
RELX PLC	429,523	9,864,040
Rio Tinto PLC	126,609	7,281,350
Royal Dutch Shell PLC, Class A	200,377	6,244,265
Total		62,406,094
United States 33.0%
3M Co.	29,953	6,211,953
Altria Group, Inc.	139,638	7,318,428
BB&T Corp.	143,372	7,307,671
Cisco Systems, Inc.	236,142	12,225,071
CME Group, Inc.	30,926	5,625,749
Coca-Cola Co. (The)	175,874	7,974,127
Crown Castle International Corp.	52,584	6,244,350
Emerson Electric Co.	107,529	7,328,101
General Motors Co.	201,518	7,955,931
Gilead Sciences, Inc.	69,621	4,526,757
International Business Machines Corp.	27,127	3,747,052
Lockheed Martin Corp.	23,127	7,155,725
Maxim Integrated Products, Inc.	84,839	4,617,787
Merck & Co., Inc.	92,480	7,517,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Occidental Petroleum Corp.	69,624	4,605,628
PacWest Bancorp	148,055	6,073,216
Paychex, Inc.	132,126	10,176,344
PepsiCo, Inc.	65,137	7,532,443
Pfizer, Inc.	279,293	12,107,352
Philip Morris International, Inc.	52,581	4,571,392
Schlumberger Ltd.	91,628	4,037,130
Valero Energy Corp.	49,465	4,034,365
Watsco, Inc.	16,506	2,375,048
Wells Fargo & Co.	270,565	13,498,488
Total		164,767,807
Total Common Stocks (Cost $457,308,892)		484,096,579

Limited Partnerships 1.9%

United States 1.9%
Enterprise Products Partners LP	339,110	9,376,392
Total Limited Partnerships (Cost $7,435,628)		9,376,392

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(a),(b)	6,144,759	6,144,144
Total Money Market Funds (Cost $6,144,144)		6,144,144
Total Investments in Securities (Cost $470,888,664)		499,617,115
Other Assets & Liabilities, Net		479,017
Net Assets		$500,096,132

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	10,000,767	54,560,625	(58,416,633)	6,144,759	—	—	60,807	6,144,144
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	28,603,820	—	—	28,603,820
Austria	—	5,787,435	—	—	5,787,435
Brazil	7,506,619	—	—	—	7,506,619
Canada	35,225,817	—	—	—	35,225,817
China	—	14,166,644	—	—	14,166,644
Finland	—	7,648,080	—	—	7,648,080
France	—	5,947,818	—	—	5,947,818
Germany	—	23,189,688	—	—	23,189,688
Hong Kong	—	9,566,228	—	—	9,566,228
Indonesia	—	11,096,983	—	—	11,096,983
Isle of Man	—	2,317,480	—	—	2,317,480
Japan	—	34,090,056	—	—	34,090,056
Netherlands	—	9,844,866	—	—	9,844,866
South Korea	—	6,193,858	—	—	6,193,858
Spain	—	11,439,885	—	—	11,439,885
Sweden	—	5,524,851	—	—	5,524,851
Switzerland	10,886,385	8,024,751	—	—	18,911,136
Taiwan	—	16,338,901	—	—	16,338,901
Thailand	—	3,522,513	—	—	3,522,513
United Kingdom	—	62,406,094	—	—	62,406,094
United States	164,767,807	—	—	—	164,767,807
Total Common Stocks	218,386,628	265,709,951	—	—	484,096,579
Limited Partnerships
United States	9,376,392	—	—	—	9,376,392
Total Limited Partnerships	9,376,392	—	—	—	9,376,392
Money Market Funds	—	—	—	6,144,144	6,144,144
Total Investments in Securities	227,763,020	265,709,951	—	6,144,144	499,617,115
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2019 ($)
Common Stocks	6,269,975	—	—	—	—	—	—	(6,269,975)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $464,744,520)	$493,472,971
Affiliated issuers (cost $6,144,144)	6,144,144
Foreign currency (cost $24,081)	24,163
Receivable for:
Capital shares sold	13,870
Dividends	1,583,577
Foreign tax reclaims	632,565
Expense reimbursement due from Investment Manager	2,661
Prepaid expenses	1,450
Trustees’ deferred compensation plan	166,158
Other assets	23,324
Total assets	502,064,883
Liabilities
Payable for:
Capital shares purchased	1,683,785
Management services fees	10,617
Distribution and/or service fees	665
Transfer agent fees	38,208
Compensation of board members	467
Compensation of chief compliance officer	38
Other expenses	68,813
Trustees’ deferred compensation plan	166,158
Total liabilities	1,968,751
Net assets applicable to outstanding capital stock	$500,096,132
Represented by
Paid in capital	472,177,459
Total distributable earnings (loss) (Note 2)	27,918,673
Total - representing net assets applicable to outstanding capital stock	$500,096,132
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	9

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$83,813,428
Shares outstanding	4,735,141
Net asset value per share	$17.70
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$18.78
Advisor Class
Net assets	$991,396
Shares outstanding	55,529
Net asset value per share	$17.85
Class C
Net assets	$2,388,422
Shares outstanding	144,387
Net asset value per share	$16.54
Institutional Class
Net assets	$365,713,273
Shares outstanding	20,586,696
Net asset value per share	$17.76
Institutional 2 Class
Net assets	$586,425
Shares outstanding	33,097
Net asset value per share	$17.72
Institutional 3 Class
Net assets	$46,491,685
Shares outstanding	2,618,798
Net asset value per share	$17.75
Class R
Net assets	$111,503
Shares outstanding	6,306
Net asset value per share	$17.68
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,445,627
Dividends — affiliated issuers	60,807
Interfund lending	76
Foreign taxes withheld	(357,999)
Total income	7,148,511
Expenses:
Management services fees	1,969,052
Distribution and/or service fees
Class A	105,267
Class C	13,561
Class R	3,991
Class T	1
Transfer agent fees
Class A	153,218
Advisor Class	1,815
Class C	4,926
Institutional Class	658,635
Institutional 2 Class	174
Institutional 3 Class	2,244
Class R	2,906
Class T	2
Compensation of board members	10,632
Custodian fees	35,450
Printing and postage fees	45,865
Registration fees	54,096
Audit fees	20,343
Legal fees	5,829
Compensation of chief compliance officer	105
Other	10,642
Total expenses	3,098,754
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(471,068)
Total net expenses	2,627,686
Net investment income	4,520,825
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,578,699
Foreign currency translations	(19,486)
Net realized gain	1,559,213
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(20,380,547)
Foreign currency translations	(22,618)
Net change in unrealized appreciation (depreciation)	(20,403,165)
Net realized and unrealized loss	(18,843,952)
Net decrease in net assets resulting from operations	$(14,323,127)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$4,520,825	$16,259,303
Net realized gain	1,559,213	25,852,333
Net change in unrealized appreciation (depreciation)	(20,403,165)	(4,000,961)
Net increase (decrease) in net assets resulting from operations	(14,323,127)	38,110,675
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,981,543)
Advisor Class	(34,586)
Class C	(85,258)
Institutional Class	(13,185,697)
Institutional 2 Class	(20,308)
Institutional 3 Class	(2,315,870)
Class R	(54,631)
Class T	(16)
Net investment income
Class A		(2,790,164)
Advisor Class		(32,632)
Class C		(164,543)
Institutional Class		(12,899,186)
Institutional 2 Class		(16,467)
Institutional 3 Class		(2,123,203)
Class R		(46,263)
Class T		(64)
Total distributions to shareholders (Note 2)	(18,677,909)	(18,072,522)
Decrease in net assets from capital stock activity	(25,060,337)	(55,488,120)
Total decrease in net assets	(58,061,373)	(35,449,967)
Net assets at beginning of period	558,157,505	593,607,472
Net assets at end of period	$500,096,132	$558,157,505
Undistributed net investment income	$1,395,809	$4,845,224
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	51,024	880,286	301,751	5,672,608
Distributions reinvested	162,347	2,715,103	134,471	2,538,124
Redemptions	(426,743)	(7,396,758)	(979,090)	(18,745,306)
Net decrease	(213,372)	(3,801,369)	(542,868)	(10,534,574)
Advisor Class
Subscriptions	3,661	62,174	11,591	224,578
Distributions reinvested	2,037	34,507	1,714	32,560
Redemptions	(10,258)	(183,134)	(6,662)	(126,921)
Net increase (decrease)	(4,560)	(86,453)	6,643	130,217
Class C
Subscriptions	2,270	36,198	11,582	206,921
Distributions reinvested	5,117	79,983	8,968	159,104
Redemptions	(48,376)	(782,528)	(291,033)	(5,111,690)
Net decrease	(40,989)	(666,347)	(270,483)	(4,745,665)
Institutional Class
Subscriptions	160,402	2,804,052	361,156	6,897,051
Distributions reinvested	766,682	12,877,907	663,386	12,552,315
Redemptions	(1,252,308)	(21,927,303)	(2,937,324)	(55,959,813)
Net decrease	(325,224)	(6,245,344)	(1,912,782)	(36,510,447)
Institutional 2 Class
Subscriptions	4,997	84,380	3,423	64,093
Distributions reinvested	1,210	20,229	869	16,393
Redemptions	(2,430)	(43,982)	(2,700)	(50,958)
Net increase	3,777	60,627	1,592	29,528
Institutional 3 Class
Subscriptions	315,297	5,567,830	103,378	1,981,411
Distributions reinvested	138,114	2,315,395	112,334	2,123,127
Redemptions	(1,178,294)	(20,710,255)	(410,212)	(7,848,185)
Net decrease	(724,883)	(12,827,030)	(194,500)	(3,743,647)
Class R
Subscriptions	823	14,415	2,429	45,845
Distributions reinvested	3,278	54,632	2,452	46,263
Redemptions	(88,495)	(1,561,460)	(10,460)	(205,640)
Net decrease	(84,394)	(1,492,413)	(5,579)	(113,532)
Class T
Redemptions	(119)	(2,008)	—	—
Net decrease	(119)	(2,008)	—	—
Total net decrease	(1,389,764)	(25,060,337)	(2,917,977)	(55,488,120)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$18.83	0.13	(0.64)	(0.51)	(0.25)	(0.37)	(0.62)
Year Ended 8/31/2018	$18.24	0.48	0.65	1.13	(0.54)	—	(0.54)
Year Ended 8/31/2017	$17.05	0.49	1.26	1.75	(0.56)	—	(0.56)
Year Ended 8/31/2016	$16.56	0.47	0.42	0.89	(0.40)	—	(0.40)
Year Ended 8/31/2015	$21.63	0.58	(2.93)	(2.35)	(0.70)	(2.02)	(2.72)
Year Ended 8/31/2014	$19.85	0.61	2.53	3.14	(0.54)	(0.82)	(1.36)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$18.99	0.16	(0.66)	(0.50)	(0.27)	(0.37)	(0.64)
Year Ended 8/31/2018	$18.39	0.54	0.64	1.18	(0.58)	—	(0.58)
Year Ended 8/31/2017	$17.19	0.54	1.26	1.80	(0.60)	—	(0.60)
Year Ended 8/31/2016	$16.69	0.52	0.43	0.95	(0.45)	—	(0.45)
Year Ended 8/31/2015	$21.78	0.67	(2.99)	(2.32)	(0.75)	(2.02)	(2.77)
Year Ended 8/31/2014	$19.97	0.76	2.46	3.22	(0.59)	(0.82)	(1.41)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$17.63	0.06	(0.60)	(0.54)	(0.18)	(0.37)	(0.55)
Year Ended 8/31/2018	$17.10	0.31	0.62	0.93	(0.40)	—	(0.40)
Year Ended 8/31/2017	$16.02	0.33	1.18	1.51	(0.43)	—	(0.43)
Year Ended 8/31/2016	$15.56	0.32	0.42	0.74	(0.28)	—	(0.28)
Year Ended 8/31/2015	$20.49	0.41	(2.77)	(2.36)	(0.55)	(2.02)	(2.57)
Year Ended 8/31/2014	$18.86	0.43	2.41	2.84	(0.39)	(0.82)	(1.21)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$18.90	0.16	(0.66)	(0.50)	(0.27)	(0.37)	(0.64)
Year Ended 8/31/2018	$18.30	0.53	0.65	1.18	(0.58)	—	(0.58)
Year Ended 8/31/2017	$17.11	0.54	1.25	1.79	(0.60)	—	(0.60)
Year Ended 8/31/2016	$16.61	0.51	0.43	0.94	(0.44)	—	(0.44)
Year Ended 8/31/2015	$21.69	0.63	(2.94)	(2.31)	(0.75)	(2.02)	(2.77)
Year Ended 8/31/2014	$19.90	0.67	2.53	3.20	(0.59)	(0.82)	(1.41)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$18.85	0.17	(0.65)	(0.48)	(0.28)	(0.37)	(0.65)
Year Ended 8/31/2018	$18.26	0.56	0.64	1.20	(0.61)	—	(0.61)
Year Ended 8/31/2017	$17.07	0.60	1.22	1.82	(0.63)	—	(0.63)
Year Ended 8/31/2016	$16.58	0.54	0.42	0.96	(0.47)	—	(0.47)
Year Ended 8/31/2015	$21.66	0.64	(2.92)	(2.28)	(0.78)	(2.02)	(2.80)
Year Ended 8/31/2014(f)	$20.57	0.39	1.01	1.40	(0.31)	—	(0.31)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$17.70	(2.50%)	1.45% (c)	1.25% (c)	1.54% (c)	15%	$83,813
Year Ended 8/31/2018	$18.83	6.21%	1.44%	1.26% (d)	2.52%	39%	$93,177
Year Ended 8/31/2017	$18.24	10.48%	1.46% (e)	1.29% (d),(e)	2.79%	43%	$100,146
Year Ended 8/31/2016	$17.05	5.51%	1.45%	1.30% (d)	2.85%	115%	$108,978
Year Ended 8/31/2015	$16.56	(11.49%)	1.38%	1.31% (d)	3.05%	63%	$118,275
Year Ended 8/31/2014	$21.63	16.40%	1.27%	1.25% (d)	2.92%	75%	$152,674
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$17.85	(2.40%)	1.20% (c)	1.00% (c)	1.78% (c)	15%	$991
Year Ended 8/31/2018	$18.99	6.47%	1.19%	1.01% (d)	2.82%	39%	$1,141
Year Ended 8/31/2017	$18.39	10.73%	1.21% (e)	1.04% (d),(e)	3.08%	43%	$983
Year Ended 8/31/2016	$17.19	5.80%	1.20%	1.05% (d)	3.12%	115%	$853
Year Ended 8/31/2015	$16.69	(11.27%)	1.16%	1.04% (d)	3.68%	63%	$782
Year Ended 8/31/2014	$21.78	16.74%	1.03%	0.99% (d)	3.56%	75%	$113
Class C
Six Months Ended 2/28/2019 (Unaudited)	$16.54	(2.85%)	2.20% (c)	2.00% (c)	0.76% (c)	15%	$2,388
Year Ended 8/31/2018	$17.63	5.42%	2.19%	2.01% (d)	1.76%	39%	$3,268
Year Ended 8/31/2017	$17.10	9.60%	2.20% (e)	2.04% (d),(e)	2.03%	43%	$7,795
Year Ended 8/31/2016	$16.02	4.82%	2.20%	2.05% (d)	2.07%	115%	$10,164
Year Ended 8/31/2015	$15.56	(12.18%)	2.13%	2.06% (d)	2.30%	63%	$12,440
Year Ended 8/31/2014	$20.49	15.55%	2.02%	2.00% (d)	2.17%	75%	$16,136
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$17.76	(2.41%)	1.20% (c)	1.00% (c)	1.79% (c)	15%	$365,713
Year Ended 8/31/2018	$18.90	6.51%	1.19%	1.01% (d)	2.78%	39%	$395,163
Year Ended 8/31/2017	$18.30	10.72%	1.21% (e)	1.04% (d),(e)	3.06%	43%	$417,705
Year Ended 8/31/2016	$17.11	5.82%	1.20%	1.05% (d)	3.10%	115%	$424,724
Year Ended 8/31/2015	$16.61	(11.28%)	1.13%	1.06% (d)	3.30%	63%	$457,640
Year Ended 8/31/2014	$21.69	16.70%	1.02%	1.00% (d)	3.16%	75%	$592,910
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$17.72	(2.30%)	0.91% (c)	0.87% (c)	1.96% (c)	15%	$586
Year Ended 8/31/2018	$18.85	6.62%	0.91%	0.88%	2.93%	39%	$553
Year Ended 8/31/2017	$18.26	10.92%	0.91%	0.91%	3.37%	43%	$506
Year Ended 8/31/2016	$17.07	5.96%	0.88%	0.88%	3.26%	115%	$175
Year Ended 8/31/2015	$16.58	(11.13%)	0.87%	0.87%	3.52%	63%	$178
Year Ended 8/31/2014(f)	$21.66	6.85%	0.88% (c)	0.88% (c)	2.98% (c)	75%	$33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$18.89	0.17	(0.65)	(0.48)	(0.29)	(0.37)	(0.66)
Year Ended 8/31/2018	$18.29	0.57	0.65	1.22	(0.62)	—	(0.62)
Year Ended 8/31/2017	$17.10	0.68	1.15	1.83	(0.64)	—	(0.64)
Year Ended 8/31/2016	$16.60	0.53	0.45	0.98	(0.48)	—	(0.48)
Year Ended 8/31/2015	$21.68	0.70	(2.96)	(2.26)	(0.80)	(2.02)	(2.82)
Year Ended 8/31/2014	$19.89	0.72	2.54	3.26	(0.65)	(0.82)	(1.47)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$18.80	0.11	(0.63)	(0.52)	(0.23)	(0.37)	(0.60)
Year Ended 8/31/2018	$18.21	0.43	0.65	1.08	(0.49)	—	(0.49)
Year Ended 8/31/2017	$17.03	0.45	1.24	1.69	(0.51)	—	(0.51)
Year Ended 8/31/2016	$16.53	0.42	0.44	0.86	(0.36)	—	(0.36)
Year Ended 8/31/2015	$21.61	0.53	(2.94)	(2.41)	(0.65)	(2.02)	(2.67)
Year Ended 8/31/2014	$19.83	0.57	2.52	3.09	(0.49)	(0.82)	(1.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of:

Class	2/28/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Class A	—%	0.01%	0.02%	0.01%	0.01%	0.02%
Advisor Class	—%	0.02%	0.02%	0.01%	0.02%	0.03%
Class C	—%	0.02%	0.02%	0.01%	0.01%	0.02%
Institutional Class	—%	0.02%	0.02%	0.01%	0.01%	0.02%
Class R	—%	0.01%	0.02%	0.01%	0.01%	0.02%

(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(f)	Institutional 2 Class shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$17.75	(2.32%)	0.85% (c)	0.81% (c)	1.97% (c)	15%	$46,492
Year Ended 8/31/2018	$18.89	6.72%	0.85%	0.82%	2.98%	39%	$63,148
Year Ended 8/31/2017	$18.29	10.95%	0.85%	0.85%	3.77%	43%	$64,718
Year Ended 8/31/2016	$17.10	6.07%	0.83%	0.83%	3.23%	115%	$790
Year Ended 8/31/2015	$16.60	(11.04%)	0.82%	0.82%	3.89%	63%	$1,149
Year Ended 8/31/2014	$21.68	17.00%	0.81%	0.81%	3.33%	75%	$3
Class R
Six Months Ended 2/28/2019 (Unaudited)	$17.68	(2.57%)	1.70% (c)	1.50% (c)	1.29% (c)	15%	$112
Year Ended 8/31/2018	$18.80	5.95%	1.69%	1.51% (d)	2.27%	39%	$1,705
Year Ended 8/31/2017	$18.21	10.16%	1.71% (e)	1.54% (d),(e)	2.57%	43%	$1,753
Year Ended 8/31/2016	$17.03	5.32%	1.70%	1.55% (d)	2.57%	115%	$1,533
Year Ended 8/31/2015	$16.53	(11.78%)	1.62%	1.55% (d)	2.77%	63%	$671
Year Ended 8/31/2014	$21.61	16.13%	1.52%	1.50% (d)	2.72%	75%	$1,280
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Global Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
20	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.77% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.36
Advisor Class	0.36
Class C	0.36
Institutional Class	0.36
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.36
Class T	0.10 (a)

(a)	Unannualized.
22	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	14,870
Class C	369
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2019
Class A	1.25%
Advisor Class	1.00
Class C	2.00
Institutional Class	1.00
Institutional 2 Class	0.87
Institutional 3 Class	0.81
Class R	1.50
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
470,889,000	60,898,000	(32,170,000)	28,728,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $78,858,779 and $114,384,063, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
24	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	1,000,000	2.75	1
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 10.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Global Dividend Opportunity Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Dividend Opportunity Fund | Semiannual Report 2019	27

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Columbia Global Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR154_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Global Technology Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Technology Growth Fund   |  Semiannual Report 2019

Columbia Global Technology Growth Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Technology Growth Fund (the Fund) seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.
Portfolio management
Rahul Narang
Portfolio Manager
Managed Fund since 2012
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-5.34	5.12	17.30	21.30
	Including sales charges		-10.78	-0.92	15.92	20.58
Advisor Class*		11/08/12	-5.22	5.37	17.59	21.62
Class C	Excluding sales charges	10/13/03	-5.67	4.34	16.42	20.41
	Including sales charges		-6.56	3.35	16.42	20.41
Institutional Class		11/09/00	-5.22	5.37	17.60	21.61
Institutional 2 Class*		11/08/12	-5.18	5.43	17.72	21.71
Institutional 3 Class*		03/01/16	-5.14	5.51	17.70	21.67
S&P Global 1200 Information Technology Index (Net)			-6.63	1.46	15.55	18.77
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to July 2014 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
Effective March 30, 2018 (the Effective Date), the Fund compares its performance to that of the S&P Global 1200 Information Technology Index (Net) (the New Index). Prior to this date, the Fund compared its performance to that of the S&P Global 1200 Information Technology Index (Total Return) (the Former Index). The Fund’s investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance.
The S&P Global 1200 Information Technology Index (Net) is a float-adjusted, market-cap-weighted index consisting of all members of the S&P Global 1200 that are classified within the GICS Information Technology sector.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Technology Growth Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Microsoft Corp. (United States)	6.7
Alphabet, Inc., Class A (United States)	6.1
Amazon.com, Inc. (United States)	4.4
Apple, Inc. (United States)	4.1
Visa, Inc., Class A (United States)	3.8
MasterCard, Inc., Class A (United States)	3.0
Cisco Systems, Inc. (United States)	2.9
Salesforce.com, Inc. (United States)	2.7
Broadcom, Inc. (United States)	2.5
Alibaba Group Holding Ltd., ADR (China)	2.0
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	12.6
Consumer Discretionary	7.1
Health Care	0.3
Industrials	0.6
Information Technology	79.1
Real Estate	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at February 28, 2019)
Information Technology
Application Software	13.7
Communications Equipment	4.7
Data Processing & Outsourced Services	13.6
Electronic Components	1.8
Electronic Equipment & Instruments	1.1
Electronic Manufacturing Services	0.6
Internet Services & Infrastructure	2.4
IT Consulting & Other Services	4.1
Semiconductor Equipment	3.6
Semiconductors	15.1
Systems Software	11.3
Technology Distributors	0.4
Technology Hardware, Storage & Peripherals	6.7
Total	79.1
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2019)
Brazil	0.4
China	3.6
Finland	0.3
France	0.4
Germany	0.8
Guernsey	0.3
Japan	1.3
Netherlands	2.7
Russian Federation	0.3
South Korea	1.4
Spain	0.3
Sweden	0.4
Switzerland	0.7
Taiwan	1.6
United Kingdom	0.2
United States(a)	85.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Technology Growth Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	946.60	1,018.65	5.98	6.21	1.24
Advisor Class	1,000.00	1,000.00	947.80	1,019.84	4.83	5.01	1.00
Class C	1,000.00	1,000.00	943.30	1,014.88	9.64	9.99	2.00
Institutional Class	1,000.00	1,000.00	947.80	1,019.89	4.78	4.96	0.99
Institutional 2 Class	1,000.00	1,000.00	948.20	1,020.23	4.44	4.61	0.92
Institutional 3 Class	1,000.00	1,000.00	948.60	1,020.48	4.20	4.36	0.87
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Global Technology Growth Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Brazil 0.4%
Arco Platform Ltd., Class A(a)	60,381	1,456,390
Stone Co., Ltd., Class A(a)	128,365	3,903,579
Total		5,359,969
China 3.6%
Alibaba Group Holding Ltd., ADR(a)	149,495	27,362,070
NetEase, Inc., ADR	18,124	4,045,639
Tencent Holdings Ltd.	413,420	17,703,989
Total		49,111,698
Finland 0.3%
Nokia OYJ, ADR	582,345	3,546,481
France 0.4%
Capgemini SE	33,532	4,012,428
Talend SA ADR(a)	37,099	1,777,042
Total		5,789,470
Germany 0.8%
SAP SE, ADR	106,430	11,401,846
Guernsey 0.3%
Amdocs Ltd.	84,958	4,721,116
Japan 1.3%
Keyence Corp.	12,400	7,251,083
Kyocera Corp.	28,600	1,580,259
Murata Manufacturing Co., Ltd.	32,200	5,022,747
Rohm Co., Ltd.	28,200	1,785,012
TDK Corp.	27,200	2,133,669
Total		17,772,770
Netherlands 2.7%
ASML Holding NV	90,364	16,524,865
Elastic NV(a)	30,624	2,773,309
NXP Semiconductors NV	130,411	11,909,133
STMicroelectronics NV, Registered Shares	381,079	6,234,452
Total		37,441,759
Russian Federation 0.3%
Yandex NV, Class A(a)	122,124	4,201,066
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.4%
Samsung Electronics Co., Ltd.	482,593	19,314,255
Spain 0.3%
Amadeus IT Group SA, Class A	45,364	3,415,871
Sweden 0.4%
Telefonaktiebolaget LM Ericsson, ADR	615,747	5,584,825
Switzerland 0.7%
Logitech International SA	73,743	2,772,982
TE Connectivity Ltd.	79,882	6,557,513
Total		9,330,495
Taiwan 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	555,420	21,689,151
United Kingdom 0.2%
Avast PLC(a)	667,888	2,733,299
United States 83.6%
Accenture PLC, Class A	94,651	15,274,778
Activision Blizzard, Inc.	202,004	8,512,449
Adobe, Inc.(a)	79,506	20,870,325
Advanced Micro Devices, Inc.(a)	162,316	3,819,295
Alphabet, Inc., Class A(a)	72,984	82,220,125
Amazon.com, Inc.(a)	35,912	58,889,575
Amphenol Corp., Class A	118,497	11,135,163
Analog Devices, Inc.	91,476	9,784,273
ANSYS, Inc.(a)	56,944	10,093,893
Apple, Inc.	316,068	54,727,174
Applied Materials, Inc.	53,241	2,041,260
Arista Networks, Inc.(a)	23,007	6,562,747
Autodesk, Inc.(a)	52,712	8,592,583
Automatic Data Processing, Inc.	112,714	17,248,623
Avaya Holdings Corp.(a)	124,113	1,922,510
Booking Holdings, Inc.(a)	2,907	4,933,295
Broadcom, Inc.	124,225	34,206,596
Cadence Design Systems, Inc.(a)	96,609	5,530,865
CDW Corp.	61,013	5,728,511
Cisco Systems, Inc.	752,608	38,962,516
Citrix Systems, Inc.	39,231	4,138,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cognizant Technology Solutions Corp., Class A	101,339	7,193,042
Comcast Corp., Class A	109,394	4,230,266
Corning, Inc.	126,985	4,420,348
DXC Technology Co.	114,030	7,510,016
Electronic Arts, Inc.(a)	63,621	6,093,619
Expedia Group, Inc.	27,686	3,413,961
Facebook, Inc., Class A(a)	108,529	17,522,007
Fidelity National Information Services, Inc.	80,838	8,742,630
Fiserv, Inc.(a)	91,128	7,717,630
FleetCor Technologies, Inc.(a)	27,106	6,323,288
Guidewire Software, Inc.(a)	73,535	6,746,101
Harris Corp.	31,303	5,162,804
HP, Inc.	449,115	8,861,039
Intel Corp.	454,067	24,047,388
International Business Machines Corp.	93,030	12,850,234
Intuit, Inc.	78,901	19,498,804
IPG Photonics Corp.(a)	11,948	1,852,298
Keysight Technologies, Inc.(a)	82,532	6,966,526
KLA-Tencor Corp.	62,120	7,174,239
Lam Research Corp.	131,837	23,215,177
Lattice Semiconductor Corp.(a)	276,108	3,258,074
Marvell Technology Group Ltd.	575,018	11,471,609
MasterCard, Inc., Class A	178,980	40,229,335
Maxim Integrated Products, Inc.	63,143	3,436,873
Microchip Technology, Inc.	165,688	14,393,317
Micron Technology, Inc.(a)	287,474	11,751,937
Microsoft Corp.	809,999	90,744,188
MongoDB, Inc.(a)	57,981	5,888,550
Motorola Solutions, Inc.	64,066	9,169,126
NetApp, Inc.	65,776	4,288,595
Netflix, Inc.(a)	47,375	16,964,988
New Relic, Inc.(a)	77,651	8,211,593
NVIDIA Corp.	97,725	15,075,059
Oracle Corp.	208,587	10,873,640
Palo Alto Networks, Inc.(a)	49,047	12,078,805
PayPal Holdings, Inc.(a)	181,229	17,773,128
Perspecta, Inc.	167,063	3,525,029
Pivotal Software, Inc., Class A(a)	160,837	3,605,966
Proto Labs, Inc.(a)	19,266	2,176,865
Common Stocks (continued)
Issuer	Shares	Value ($)
PTC, Inc.(a)	52,833	4,903,959
QUALCOMM, Inc.	117,074	6,250,581
Qualys, Inc.(a)	16,188	1,353,802
Red Hat, Inc.(a)	33,618	6,138,647
Salesforce.com, Inc.(a)	218,374	35,736,905
SBA Communications Corp.(a)	23,303	4,207,590
ServiceNow, Inc.(a)	52,281	12,518,163
SMART Global Holdings, Inc.(a)	136,369	3,996,975
SolarWinds Corp.(a)	130,921	2,488,808
Splunk, Inc.(a)	52,085	7,077,310
Square, Inc., Class A(a)	165,266	13,426,210
Synopsys, Inc.(a)	195,648	19,893,489
Take-Two Interactive Software, Inc.(a)	43,129	3,763,437
Teladoc Health, Inc.(a)	67,308	4,331,943
Texas Instruments, Inc.	153,343	16,220,623
T-Mobile U.S.A., Inc.(a)	63,664	4,597,177
Total System Services, Inc.	64,143	6,055,099
Twilio, Inc., Class A(a)	114,698	13,957,600
Universal Display Corp.	28,484	4,250,952
Varonis Systems, Inc.(a)	38,877	2,214,434
VeriSign, Inc.(a)	71,598	12,747,308
Visa, Inc., Class A	349,561	51,776,975
VMware, Inc., Class A	54,076	9,290,798
Workday, Inc., Class A(a)	35,599	7,046,110
Worldpay, Inc., Class A(a)	77,727	7,446,247
Yext, Inc.(a)	75,725	1,406,971
Zendesk, Inc.(a)	58,434	4,617,455
Total		1,147,369,089
Total Common Stocks (Cost $907,330,451)		1,348,783,160

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	22,005,453	22,003,252
Total Money Market Funds (Cost $22,003,252)		22,003,252
Total Investments in Securities (Cost $929,333,703)		1,370,786,412
Other Assets & Liabilities, Net		1,173,837
Net Assets		$1,371,960,249

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Technology Growth Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	40,804,024	196,308,071	(215,106,642)	22,005,453	—	—	381,677	22,003,252
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	5,359,969	—	—	—	5,359,969
China	31,407,709	17,703,989	—	—	49,111,698
Finland	3,546,481	—	—	—	3,546,481
France	1,777,042	4,012,428	—	—	5,789,470
Germany	11,401,846	—	—	—	11,401,846
Guernsey	4,721,116	—	—	—	4,721,116
Japan	—	17,772,770	—	—	17,772,770
Netherlands	37,441,759	—	—	—	37,441,759
Russian Federation	4,201,066	—	—	—	4,201,066
South Korea	—	19,314,255	—	—	19,314,255
Spain	—	3,415,871	—	—	3,415,871
Sweden	5,584,825	—	—	—	5,584,825
Switzerland	6,557,513	2,772,982	—	—	9,330,495
Taiwan	21,689,151	—	—	—	21,689,151
United Kingdom	—	2,733,299	—	—	2,733,299
United States	1,147,369,089	—	—	—	1,147,369,089
Total Common Stocks	1,281,057,566	67,725,594	—	—	1,348,783,160
Money Market Funds	—	—	—	22,003,252	22,003,252
Total Investments in Securities	1,281,057,566	67,725,594	—	22,003,252	1,370,786,412
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Technology Growth Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $907,330,451)	$1,348,783,160
Affiliated issuers (cost $22,003,252)	22,003,252
Receivable for:
Investments sold	7,774,423
Capital shares sold	2,194,505
Dividends	1,200,376
Foreign tax reclaims	33,841
Prepaid expenses	3,235
Trustees’ deferred compensation plan	60,993
Other assets	76,620
Total assets	1,382,130,405
Liabilities
Payable for:
Investments purchased	8,253,141
Capital shares purchased	1,603,274
Management services fees	31,164
Distribution and/or service fees	5,860
Transfer agent fees	160,393
Compensation of board members	111
Compensation of chief compliance officer	70
Other expenses	55,150
Trustees’ deferred compensation plan	60,993
Total liabilities	10,170,156
Net assets applicable to outstanding capital stock	$1,371,960,249
Represented by
Paid in capital	954,057,177
Total distributable earnings (loss) (Note 2)	417,903,072
Total - representing net assets applicable to outstanding capital stock	$1,371,960,249
Class A
Net assets	$319,013,047
Shares outstanding	9,828,131
Net asset value per share	$32.46
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$34.44
Advisor Class
Net assets	$117,581,680
Shares outstanding	3,434,484
Net asset value per share	$34.24
Class C
Net assets	$132,845,713
Shares outstanding	4,564,254
Net asset value per share	$29.11
Institutional Class
Net assets	$621,185,071
Shares outstanding	18,396,197
Net asset value per share	$33.77
Institutional 2 Class
Net assets	$110,059,773
Shares outstanding	3,194,775
Net asset value per share	$34.45
Institutional 3 Class
Net assets	$71,274,965
Shares outstanding	2,063,776
Net asset value per share	$34.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$7,576,514
Dividends — affiliated issuers	381,677
Interfund lending	2,783
Foreign taxes withheld	(86,045)
Total income	7,874,929
Expenses:
Management services fees	5,504,346
Distribution and/or service fees
Class A	406,468
Class C	625,071
Transfer agent fees
Class A	218,091
Advisor Class	76,021
Class C	84,047
Institutional Class	408,879
Institutional 2 Class	28,370
Institutional 3 Class	2,871
Compensation of board members	16,249
Custodian fees	20,720
Printing and postage fees	49,619
Registration fees	95,638
Audit fees	16,953
Legal fees	15,032
Compensation of chief compliance officer	259
Other	22,532
Total expenses	7,591,166
Net investment income	283,763
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,661,219)
Foreign currency translations	6,790
Net realized loss	(10,654,429)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(76,925,884)
Foreign currency translations	(8,346)
Net change in unrealized appreciation (depreciation)	(76,934,230)
Net realized and unrealized loss	(87,588,659)
Net decrease in net assets resulting from operations	$(87,304,896)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Technology Growth Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income (loss)	$283,763	$(2,720,228)
Net realized gain (loss)	(10,654,429)	73,596,084
Net change in unrealized appreciation (depreciation)	(76,934,230)	218,809,996
Net increase (decrease) in net assets resulting from operations	(87,304,896)	289,685,852
Distributions to shareholders
Net investment income and net realized gains
Class A	(17,028,303)
Advisor Class	(6,067,235)
Class C	(5,809,230)
Institutional Class	(30,637,504)
Institutional 2 Class	(4,987,412)
Institutional 3 Class	(3,371,906)
Net realized gains
Class A		(9,039,993)
Advisor Class		(765,620)
Class C		(3,335,038)
Institutional Class		(15,778,111)
Institutional 2 Class		(2,022,287)
Institutional 3 Class		(1,724,744)
Total distributions to shareholders (Note 2)	(67,901,590)	(32,665,793)
Increase in net assets from capital stock activity	58,523,139	392,571,410
Total increase (decrease) in net assets	(96,683,347)	649,591,469
Net assets at beginning of period	1,468,643,596	819,052,127
Net assets at end of period	$1,371,960,249	$1,468,643,596
Undistributed (excess of distributions over) net investment income	$223,395	$(60,368)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,658,530	52,798,807	5,228,272	171,416,129
Distributions reinvested	553,690	15,669,419	273,655	8,335,524
Redemptions	(2,658,497)	(80,871,909)	(3,223,158)	(105,707,338)
Net increase (decrease)	(446,277)	(12,403,683)	2,278,769	74,044,315
Advisor Class
Subscriptions	2,154,603	70,807,325	2,626,473	95,114,876
Distributions reinvested	203,325	6,067,235	23,911	765,620
Redemptions	(1,647,115)	(54,059,840)	(380,288)	(12,748,446)
Net increase	710,813	22,814,720	2,270,096	83,132,050
Class C
Subscriptions	730,211	20,155,686	1,703,988	50,186,699
Distributions reinvested	197,041	5,008,771	101,583	2,790,479
Redemptions	(652,458)	(18,230,623)	(1,091,125)	(32,625,945)
Net increase	274,794	6,933,834	714,446	20,351,233
Institutional Class
Subscriptions	3,878,367	127,887,069	7,685,998	263,957,209
Distributions reinvested	719,120	21,163,729	343,383	10,854,349
Redemptions	(4,393,052)	(140,069,004)	(3,249,564)	(109,198,998)
Net increase	204,435	8,981,794	4,779,817	165,612,560
Institutional 2 Class
Subscriptions	1,093,545	37,252,187	1,844,002	63,310,391
Distributions reinvested	166,128	4,987,155	62,779	2,022,118
Redemptions	(695,062)	(23,049,409)	(789,834)	(27,030,387)
Net increase	564,611	19,189,933	1,116,947	38,302,122
Institutional 3 Class
Subscriptions	451,006	15,779,400	669,830	22,877,348
Distributions reinvested	112,053	3,371,677	53,409	1,724,593
Redemptions	(185,098)	(6,144,536)	(386,910)	(13,472,811)
Net increase	377,961	13,006,541	336,329	11,129,130
Total net increase	1,686,337	58,523,139	11,496,404	392,571,410
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Technology Growth Fund | Semiannual Report 2019

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Columbia Global Technology Growth Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$36.28	(0.01)	(2.17)	(2.18)	—	(1.64)	(1.64)
Year Ended 8/31/2018	$28.59	(0.11)	8.86	8.75	—	(1.06)	(1.06)
Year Ended 8/31/2017	$21.19	(0.08)	7.56	7.48	—	(0.08)	(0.08)
Year Ended 8/31/2016	$18.36	(0.04)	3.22	3.18	—	(0.35)	(0.35)
Year Ended 8/31/2015	$18.18	(0.07)	1.10	1.03	(0.09)	(0.76)	(0.85)
Year Ended 8/31/2014	$13.47	(0.09)	4.80	4.71	—	—	—
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$38.21	0.04	(2.29)	(2.25)	—	(1.72)	(1.72)
Year Ended 8/31/2018	$30.05	(0.02)	9.31	9.29	—	(1.13)	(1.13)
Year Ended 8/31/2017	$22.21	(0.02)	7.94	7.92	—	(0.08)	(0.08)
Year Ended 8/31/2016	$19.19	0.01	3.36	3.37	—	(0.35)	(0.35)
Year Ended 8/31/2015	$18.92	(0.04)	1.17	1.13	(0.10)	(0.76)	(0.86)
Year Ended 8/31/2014	$13.99	(0.06)	4.99	4.93	—	—	—
Class C
Six Months Ended 2/28/2019 (Unaudited)	$32.54	(0.11)	(1.94)	(2.05)	—	(1.38)	(1.38)
Year Ended 8/31/2018	$25.78	(0.32)	7.97	7.65	—	(0.89)	(0.89)
Year Ended 8/31/2017	$19.26	(0.24)	6.84	6.60	—	(0.08)	(0.08)
Year Ended 8/31/2016	$16.84	(0.17)	2.94	2.77	—	(0.35)	(0.35)
Year Ended 8/31/2015	$16.82	(0.20)	1.02	0.82	(0.04)	(0.76)	(0.80)
Year Ended 8/31/2014	$12.55	(0.20)	4.47	4.27	—	—	—
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$37.72	0.03	(2.25)	(2.22)	—	(1.73)	(1.73)
Year Ended 8/31/2018	$29.68	(0.03)	9.20	9.17	—	(1.13)	(1.13)
Year Ended 8/31/2017	$21.94	(0.02)	7.84	7.82	—	(0.08)	(0.08)
Year Ended 8/31/2016	$18.95	0.01	3.33	3.34	—	(0.35)	(0.35)
Year Ended 8/31/2015	$18.70	(0.02)	1.13	1.11	(0.10)	(0.76)	(0.86)
Year Ended 8/31/2014	$13.82	(0.05)	4.93	4.88	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Technology Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$32.46	(5.34%)	1.24% (c)	1.24% (c)	(0.07%) (c)	26%	$319,013
Year Ended 8/31/2018	$36.28	31.32%	1.25%	1.25% (d)	(0.33%)	28%	$372,730
Year Ended 8/31/2017	$28.59	35.41%	1.32%	1.32% (d)	(0.33%)	40%	$228,598
Year Ended 8/31/2016	$21.19	17.52%	1.36%	1.36% (d)	(0.21%)	55%	$165,271
Year Ended 8/31/2015	$18.36	5.70%	1.40%	1.40% (d)	(0.37%)	60%	$131,079
Year Ended 8/31/2014	$18.18	34.97%	1.42%	1.42% (d)	(0.55%)	68%	$83,656
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$34.24	(5.22%)	1.00% (c)	1.00% (c)	0.22% (c)	26%	$117,582
Year Ended 8/31/2018	$38.21	31.65%	1.01%	1.01% (d)	(0.05%)	28%	$104,061
Year Ended 8/31/2017	$30.05	35.77%	1.07%	1.07% (d)	(0.06%)	40%	$13,629
Year Ended 8/31/2016	$22.21	17.76%	1.11%	1.11% (d)	0.07%	55%	$7,235
Year Ended 8/31/2015	$19.19	6.04%	1.15%	1.15% (d)	(0.23%)	60%	$8,345
Year Ended 8/31/2014	$18.92	35.24%	1.16%	1.16% (d)	(0.37%)	68%	$836
Class C
Six Months Ended 2/28/2019 (Unaudited)	$29.11	(5.67%)	2.00% (c)	2.00% (c)	(0.81%) (c)	26%	$132,846
Year Ended 8/31/2018	$32.54	30.31%	2.00%	2.00% (d)	(1.08%)	28%	$139,590
Year Ended 8/31/2017	$25.78	34.39%	2.07%	2.07% (d)	(1.08%)	40%	$92,158
Year Ended 8/31/2016	$19.26	16.65%	2.12%	2.12% (d)	(0.97%)	55%	$60,684
Year Ended 8/31/2015	$16.84	4.91%	2.15%	2.15% (d)	(1.13%)	60%	$39,660
Year Ended 8/31/2014	$16.82	34.02%	2.17%	2.17% (d)	(1.31%)	68%	$21,775
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$33.77	(5.22%)	0.99% (c)	0.99% (c)	0.18% (c)	26%	$621,185
Year Ended 8/31/2018	$37.72	31.64%	1.00%	1.00% (d)	(0.09%)	28%	$686,134
Year Ended 8/31/2017	$29.68	35.75%	1.07%	1.07% (d)	(0.08%)	40%	$398,021
Year Ended 8/31/2016	$21.94	17.82%	1.11%	1.11% (d)	0.04%	55%	$233,750
Year Ended 8/31/2015	$18.95	6.00%	1.15%	1.15% (d)	(0.11%)	60%	$165,748
Year Ended 8/31/2014	$18.70	35.31%	1.17%	1.17% (d)	(0.30%)	68%	$111,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$38.45	0.04	(2.29)	(2.25)	—	(1.75)	(1.75)
Year Ended 8/31/2018	$30.23	(0.00) (e)	9.37	9.37	—	(1.15)	(1.15)
Year Ended 8/31/2017	$22.33	0.01	7.97	7.98	—	(0.08)	(0.08)
Year Ended 8/31/2016	$19.26	0.03	3.39	3.42	—	(0.35)	(0.35)
Year Ended 8/31/2015	$18.98	(0.01)	1.16	1.15	(0.11)	(0.76)	(0.87)
Year Ended 8/31/2014	$14.00	(0.01)	4.99	4.98	—	—	—
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$38.55	0.05	(2.29)	(2.24)	—	(1.77)	(1.77)
Year Ended 8/31/2018	$30.31	0.01	9.39	9.40	—	(1.16)	(1.16)
Year Ended 8/31/2017	$22.37	0.03	7.99	8.02	—	(0.08)	(0.08)
Year Ended 8/31/2016(f)	$19.26	0.04	3.07	3.11	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 3 Class shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Technology Growth Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$34.45	(5.18%)	0.92% (c)	0.92% (c)	0.27% (c)	26%	$110,060
Year Ended 8/31/2018	$38.45	31.73%	0.93%	0.93%	(0.00%) (e)	28%	$101,134
Year Ended 8/31/2017	$30.23	35.84%	0.98%	0.98%	0.02%	40%	$45,747
Year Ended 8/31/2016	$22.33	17.95%	0.98%	0.98%	0.16%	55%	$18,492
Year Ended 8/31/2015	$19.26	6.13%	1.00%	1.00%	(0.05%)	60%	$9,964
Year Ended 8/31/2014	$18.98	35.57%	1.03%	1.03%	(0.09%)	68%	$3,168
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$34.54	(5.14%)	0.87% (c)	0.87% (c)	0.32% (c)	26%	$71,275
Year Ended 8/31/2018	$38.55	31.77%	0.88%	0.88%	0.03%	28%	$64,995
Year Ended 8/31/2017	$30.31	35.96%	0.93%	0.93%	0.10%	40%	$40,899
Year Ended 8/31/2016(f)	$22.37	16.15%	0.94% (c)	0.94% (c)	0.33% (c)	55%	$675
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
18	Columbia Global Technology Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Global Technology Growth Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset
20	Columbia Global Technology Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.77% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.83% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Global Technology Growth Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Advisor Class	0.14
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
22	Columbia Global Technology Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	478,467
Class C	16,824
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.43%	1.43%
Advisor Class	1.18	1.18
Class C	2.18	2.18
Institutional Class	1.18	1.18
Institutional 2 Class	1.12	1.11
Institutional 3 Class	1.07	1.07
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
929,334,000	449,144,000	(7,691,000)	441,453,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Global Technology Growth Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $361,536,091 and $352,126,847, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	7,253,284	2.76	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
24	Columbia Global Technology Growth Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At February 28, 2019, three unaffiliated shareholders of record owned 38.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 17.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Global Technology Growth Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Global Technology Growth Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Technology Growth Fund | Semiannual Report 2019	27

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Columbia Global Technology Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR234_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Balanced Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Balanced Fund   |  Semiannual Report 2019

Columbia Balanced Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Balanced Fund (the Fund) seeks high total return by investing in common stocks and debt securities.
Portfolio management
Guy Pope, CFA
Co-Lead Portfolio Manager
Managed Fund since 1997
Jason Callan
Co-Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2005
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-2.05	1.42	6.29	11.64
	Including sales charges		-7.67	-4.41	5.03	10.98
Advisor Class*		11/08/12	-1.93	1.67	6.56	11.92
Class C	Excluding sales charges	10/13/03	-2.41	0.66	5.50	10.80
	Including sales charges		-3.34	-0.31	5.50	10.80
Institutional Class		10/01/91	-1.95	1.66	6.55	11.91
Institutional 2 Class*		03/07/11	-1.92	1.73	6.65	11.99
Institutional 3 Class*		11/08/12	-1.90	1.76	6.70	12.01
Class R*		09/27/10	-2.20	1.17	6.02	11.36
Blended Benchmark			-0.79	4.40	7.43	11.56
S&P 500 Index			-3.04	4.68	10.67	16.67
Bloomberg Barclays U.S. Aggregate Bond Index			1.99	3.17	2.32	3.71
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Balanced Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Microsoft Corp.	3.3
Federal National Mortgage Association 03/13/2049 4.000%	2.2
Apple, Inc.	2.0
Amazon.com, Inc.	2.0
U.S. Treasury 02/15/2045 2.500%	2.0
Berkshire Hathaway, Inc., Class B	1.9
Federal National Mortgage Association 03/13/2049 3.500%	1.8
MasterCard, Inc., Class A	1.8
JPMorgan Chase & Co.	1.6
Philip Morris International, Inc.	1.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2019)
Asset-Backed Securities — Non-Agency	4.8
Commercial Mortgage-Backed Securities - Agency	1.1
Commercial Mortgage-Backed Securities - Non-Agency	2.5
Common Stocks	56.4
Corporate Bonds & Notes	10.7
Exchange-Traded Funds	0.9
Foreign Government Obligations	0.3
Inflation-Indexed Bonds	1.0
Money Market Funds	5.8
Residential Mortgage-Backed Securities - Agency	8.1
Residential Mortgage-Backed Securities - Non-Agency	5.7
Senior Loans	0.0 (a)
U.S. Government & Agency Obligations	0.9
U.S. Treasury Obligations	1.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Balanced Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	979.50	1,020.08	4.66	4.76	0.95
Advisor Class	1,000.00	1,000.00	980.70	1,021.32	3.44	3.51	0.70
Class C	1,000.00	1,000.00	975.90	1,016.36	8.33	8.50	1.70
Institutional Class	1,000.00	1,000.00	980.50	1,021.32	3.44	3.51	0.70
Institutional 2 Class	1,000.00	1,000.00	980.80	1,021.57	3.19	3.26	0.65
Institutional 3 Class	1,000.00	1,000.00	981.00	1,021.77	3.00	3.06	0.61
Class R	1,000.00	1,000.00	978.00	1,018.84	5.89	6.01	1.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated, Series 2018-3 Class C
10/15/2024	3.750%	5,600,000	5,623,844
Apidos CLO XX(a),(b)
Series 2015-20A Class A1RA
3-month USD LIBOR + 1.100% 07/16/2031	3.879%	15,245,000	15,124,519
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.911%	5,925,000	5,752,008
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	17,895,000	17,775,234
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,046,557
Series 2018-2A Class A
03/20/2025	4.000%	19,775,000	20,173,490
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	4.123%	22,000,000	21,703,528
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.901%	12,000,000	11,883,144
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	4.211%	16,100,000	15,921,048
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	847,282	846,027
Series 2016-2A Class A1
06/15/2028	1.880%	1,693,752	1,688,243
Series 2017-4A Class A1
11/15/2029	2.120%	7,029,864	6,952,378
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,840,369	1,842,614
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	11,839,032	11,815,112
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	9,600,000	9,651,707
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	7,225,000	7,291,281
Dryden 33 Senior Loan Fund(a),(b),(c),(d),(e)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	4.500%	3,000,000	2,992,500
Series 2014-33A Class BR2
3-month USD LIBOR + 1.700% Floor 1.700% 04/15/2029	5.500%	3,450,000	3,441,375
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	3.757%	13,175,000	13,008,257
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	4.337%	6,025,000	5,914,212
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	3.807%	8,450,000	8,353,602
DT Auto Owner Trust(a)
Series 2019-1A Class C
11/15/2024	3.610%	5,000,000	5,012,130
Subordinated Series 2018-3A Class B
09/15/2022	3.560%	6,575,000	6,609,663
Subordinated, Series 2018-3A Class C
07/15/2024	3.790%	8,400,000	8,455,160
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	2,879,136	2,878,606
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	280,291	279,443
Series 2014-AA Class A
11/25/2026	1.770%	532,915	526,146
Series 2018-AA Class A
02/25/2032	3.540%	3,706,565	3,728,570
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	3.977%	8,175,000	8,026,460
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	3.887%	13,830,000	13,717,009
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	6,361,402	6,390,678
Series 2019-1A Class A
04/16/2029	3.440%	5,150,000	5,156,521
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,234,010	1,217,501
Series 2016-1A Class A
12/20/2033	2.250%	2,091,895	2,049,030
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A1
02/18/2042	2.530%	4,150,013	4,126,140
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	458,251	457,786
New York City Tax Lien Trust(a)
Series 2017-A Class A
11/10/2030	1.870%	953,732	943,275
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	4.115%	22,575,000	22,273,105
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	4,825,000	4,824,706
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	1,671,465	1,657,818
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	2,124,312	2,103,297
Series 2018-2A Class A
06/20/2035	3.500%	4,218,853	4,242,701
Series 2018-3A Class A
09/20/2035	3.690%	3,167,223	3,198,498
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	522,458	522,889
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	2,652,443	2,627,958
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2019-1 Class B
02/25/2028	3.450%	5,050,000	5,051,847
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a),(d)
Series 2018-T1 Class AT1
10/17/2050	3.620%	8,975,000	9,008,019
Verizon Owner Trust(a)
Series 2017-2A Class A
12/20/2021	1.920%	2,925,000	2,905,535
Series 2018-1A Class A1A
09/20/2022	2.820%	3,350,000	3,347,026
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	5,546,581	5,560,732
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class C
03/15/2024	3.450%	7,600,000	7,603,476
Total Asset-Backed Securities — Non-Agency (Cost $337,543,922)			336,302,405

Commercial Mortgage-Backed Securities - Agency 1.2%

Federal Home Loan Mortgage Corp.
Series 20 K729 Class A2
10/25/2024	3.136%	12,350,000	12,452,635
Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	779,646	776,052
CMO Series 2012-58 Class A
01/16/2040	2.500%	543,471	537,590
CMO Series 2013-105 Class A
02/16/2037	1.705%	2,569,445	2,495,260
CMO Series 2013-118 Class AB
06/16/2036	2.000%	1,597,280	1,553,565
CMO Series 2013-126 Class AB
04/16/2038	1.540%	5,166,076	5,006,305
CMO Series 2013-138 Class A
08/16/2035	2.150%	2,480,279	2,447,100
CMO Series 2013-146 Class AH
08/16/2040	2.000%	1,373,016	1,336,296
CMO Series 2013-179 Class A
07/16/2037	1.800%	1,527,446	1,484,385
CMO Series 2013-32 Class AB
01/16/2042	1.900%	2,052,669	1,968,751
CMO Series 2013-73 Class AE
01/16/2039	1.350%	5,654,448	5,339,450
CMO Series 2013-78 Class AB
07/16/2039	1.624%	1,045,748	1,002,714

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-103 Class AB
06/16/2053	1.742%	1,849,146	1,798,390
CMO Series 2014-109 Class A
01/16/2046	2.325%	3,244,494	3,189,294
CMO Series 2014-148 Class A
11/16/2043	2.650%	1,243,897	1,233,949
CMO Series 2014-169 Class A
11/16/2042	2.600%	1,243,367	1,231,404
CMO Series 2014-24 Class BA
07/16/2038	2.100%	1,564,878	1,538,578
CMO Series 2014-33 Class A
08/16/2039	2.300%	586,435	578,310
CMO Series 2014-64 Class A
02/16/2045	2.200%	1,349,306	1,326,994
CMO Series 2014-67 Class AE
05/16/2039	2.150%	479,667	473,559
CMO Series 2015-109 Class A
02/16/2040	2.528%	6,588,743	6,473,885
CMO Series 2015-21 Class A
11/16/2042	2.600%	3,051,325	3,019,265
CMO Series 2015-33 Class AH
02/16/2045	2.650%	627,880	623,281
CMO Series 2015-5 Class KA
11/16/2039	2.500%	3,574,049	3,519,905
CMO Series 2015-85 Class AF
05/16/2044	2.400%	4,347,355	4,276,666
CMO Series 2015-98 Class AE
04/16/2041	2.100%	2,439,599	2,366,416
CMO Series 2016-39 Class AG
01/16/2043	2.300%	6,173,679	5,990,650
Government National Mortgage Association(f)
CMO Series 2015-71 Class DA
09/16/2049	2.137%	5,527,153	5,358,808
Total Commercial Mortgage-Backed Securities - Agency (Cost $81,421,559)			79,399,457

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,813,043	2,856,027
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,290,635	3,324,097
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,418,009	3,416,271
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,570,573	2,609,843
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	104,318	105,227
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	3.789%	8,525,000	8,519,843
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	3.739%	7,370,000	7,314,836
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	3.989%	3,975,000	3,945,175
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	3.589%	9,336,786	9,325,104
Commercial Mortgage Trust
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,580,390
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	1,137,620	1,129,635
Series 2016-C6 Class A2
01/15/2049	2.662%	6,875,000	6,824,249
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	154,071
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	3.385%	10,234,325	10,185,526
Invitation Homes Trust(a),(b)
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	3.485%	17,312,285	17,288,649
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	3.581%	10,004,822	10,004,803
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class ASB
08/15/2046	3.761%	4,147,048	4,217,106

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	402,970	414,861
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	271,814	278,208
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,531,790
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	23,900,000	24,049,669
Series 2018-SFR2 Class A
08/17/2035	3.712%	4,305,000	4,310,442
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	8,550,000	8,479,205
Series 2013-C5 Class A3
03/10/2046	2.920%	1,672,133	1,661,532
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,676,906
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	10,398,158	10,327,695
Series 2013-C15 Class A3
08/15/2046	3.881%	10,156,553	10,453,580
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $179,609,372)			177,984,740

Common Stocks 59.6%
Issuer	Shares	Value ($)
Communication Services 7.6%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,034,750	63,321,420
Verizon Communications, Inc.	518,114	29,491,049
Total		92,812,469
Entertainment 1.1%
Activision Blizzard, Inc.	631,899	26,628,224
Electronic Arts, Inc.(g)	458,705	43,934,765
Total		70,562,989
Common Stocks (continued)
Issuer	Shares	Value ($)
Interactive Media & Services 3.3%
Alphabet, Inc., Class A(g)	58,939	66,397,731
Alphabet, Inc., Class C(g)	77,283	86,550,777
Facebook, Inc., Class A(g)	418,000	67,486,100
Total		220,434,608
Media 1.4%
Comcast Corp., Class A	2,426,222	93,822,004
Wireless Telecommunication Services 0.4%
T-Mobile U.S.A., Inc.(g)	376,775	27,206,923
Total Communication Services		504,838,993
Consumer Discretionary 6.8%
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	340,305	20,904,936
McDonald’s Corp.	259,019	47,618,053
Restaurant Brands International, Inc.	353,621	22,352,384
Total		90,875,373
Household Durables 0.3%
D.R. Horton, Inc.	498,815	19,398,915
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc.(g)	80,110	131,366,781
eBay, Inc.	1,500,060	55,727,229
Total		187,094,010
Multiline Retail 0.3%
Dollar General Corp.	165,216	19,571,487
Specialty Retail 1.1%
Lowe’s Companies, Inc.	696,982	73,245,839
Textiles, Apparel & Luxury Goods 1.0%
PVH Corp.	294,376	33,806,140
Tapestry, Inc.	908,200	31,732,508
Total		65,538,648
Total Consumer Discretionary		455,724,272
Consumer Staples 4.3%
Beverages 0.3%
Constellation Brands, Inc., Class A	119,160	20,157,105
Food & Staples Retailing 0.6%
Sysco Corp.	610,216	41,220,091

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.4%
ConAgra Foods, Inc.	1,292,989	30,217,153
Mondelez International, Inc., Class A	1,311,430	61,847,039
Total		92,064,192
Household Products 0.4%
Colgate-Palmolive Co.	462,940	30,493,858
Tobacco 1.6%
Philip Morris International, Inc.	1,201,635	104,470,147
Total Consumer Staples		288,405,393
Energy 3.5%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	809,115	35,649,607
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	1,480,659	42,050,716
Chevron Corp.	827,401	98,940,611
Cimarex Energy Co.	156,850	11,279,083
EOG Resources, Inc.	502,474	47,232,556
Total		199,502,966
Total Energy		235,152,573
Financials 8.2%
Banks 4.1%
Citigroup, Inc.	1,284,591	82,188,132
JPMorgan Chase & Co.	1,004,573	104,837,238
Wells Fargo & Co.	1,669,955	83,314,055
Total		270,339,425
Capital Markets 1.1%
BlackRock, Inc.	96,325	42,693,166
Morgan Stanley	739,605	31,048,618
Total		73,741,784
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(g)	622,955	125,400,842
Insurance 1.1%
American International Group, Inc.	699,660	30,225,312
Aon PLC	266,701	45,747,223
Total		75,972,535
Total Financials		545,454,586
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.6%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(g)	300,550	40,673,431
Biogen, Inc.(g)	144,705	47,464,687
Total		88,138,118
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	413,571	32,101,381
Baxter International, Inc.	340,665	25,457,895
Dentsply Sirona, Inc.	657,330	27,450,101
Medtronic PLC	1,001,463	90,632,402
Total		175,641,779
Health Care Providers & Services 1.2%
Anthem, Inc.	138,970	41,792,448
Cigna Corp.	138,349	24,133,599
CVS Health Corp.	243,890	14,104,159
Total		80,030,206
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	227,990	18,111,526
Pharmaceuticals 3.2%
Allergan PLC	295,460	40,687,797
Johnson & Johnson	708,250	96,775,280
Pfizer, Inc.	1,700,987	73,737,786
Total		211,200,863
Total Health Care		573,122,492
Industrials 4.0%
Aerospace & Defense 1.4%
Harris Corp.	294,040	48,496,017
Northrop Grumman Corp.	160,290	46,477,688
Total		94,973,705
Air Freight & Logistics 0.4%
FedEx Corp.	133,275	24,122,775
Electrical Equipment 0.6%
Emerson Electric Co.	599,265	40,839,910
Industrial Conglomerates 1.2%
Honeywell International, Inc.	512,693	78,990,610

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.4%
Caterpillar, Inc.	192,340	26,415,976
Total Industrials		265,342,976
Information Technology 13.2%
Communications Equipment 0.9%
Cisco Systems, Inc.	1,111,255	57,529,672
IT Services 4.1%
Fidelity National Information Services, Inc.	540,620	58,468,053
First Data Corp., Class A(g)	1,714,025	43,090,588
MasterCard, Inc., Class A	527,814	118,636,753
Total System Services, Inc.	341,505	32,238,072
Worldpay, Inc., Class A(g)	234,125	22,429,175
Total		274,862,641
Semiconductors & Semiconductor Equipment 1.9%
Broadcom, Inc.	117,935	32,474,581
Lam Research Corp.	232,430	40,928,599
Marvell Technology Group Ltd.	734,570	14,654,671
NVIDIA Corp.	141,295	21,796,167
NXP Semiconductors NV	152,040	13,884,293
Total		123,738,311
Software 4.3%
Adobe, Inc.(g)	106,490	27,953,625
CDK Global, Inc.	246,015	14,271,330
Microsoft Corp.	1,941,964	217,558,227
Palo Alto Networks, Inc.(g)	102,610	25,269,765
Total		285,052,947
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	782,260	135,448,319
Total Information Technology		876,631,890
Materials 2.0%
Chemicals 1.7%
Air Products & Chemicals, Inc.	218,660	39,616,819
DowDuPont, Inc.	844,570	44,956,461
Sherwin-Williams Co. (The)	62,203	26,946,340
Total		111,519,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.3%
Newmont Mining Corp.	648,995	22,143,709
Total Materials		133,663,329
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	291,953	51,427,521
Total Real Estate		51,427,521
Utilities 0.6%
Electric Utilities 0.6%
American Electric Power Co., Inc.	464,485	37,692,958
Total Utilities		37,692,958
Total Common Stocks (Cost $2,966,318,077)		3,967,456,983

Corporate Bonds & Notes 11.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Bombardier, Inc.(a)
12/01/2021	8.750%	161,000	176,641
01/15/2023	6.125%	99,000	99,713
12/01/2024	7.500%	134,000	136,322
Bombardier, Inc.(a),(e)
04/15/2027	7.875%	140,000	138,944
L3 Technologies, Inc.
12/15/2026	3.850%	8,000,000	7,964,232
Lockheed Martin Corp.
05/15/2036	4.500%	5,485,000	5,762,360
Northrop Grumman Systems Corp.
02/15/2031	7.750%	4,429,000	5,942,695
TransDigm, Inc.
07/15/2022	6.000%	69,000	70,261
05/15/2025	6.500%	704,000	701,083
TransDigm, Inc.(a)
03/15/2026	6.250%	545,000	557,563
03/15/2027	7.500%	254,000	255,287
Total			21,805,101
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	156,000	138,906
Ford Motor Credit Co. LLC
01/08/2026	4.389%	9,000,000	8,218,440
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	107,000	103,717

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH, PIK(a)
09/15/2021	4.125%	243,000	240,592
Total			8,701,655
Banking 2.0%
Bank of America Corp.(h)
12/20/2028	3.419%	14,009,000	13,518,391
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	5,000,000	5,039,125
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,476,555
BB&T Corp.(b)
3-month USD LIBOR + 0.530% Floor 0.530% 05/01/2019	3.266%	3,000,000	3,001,635
Capital One Financial Corp.
03/09/2027	3.750%	8,000,000	7,685,200
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	11,000,000	11,251,460
Discover Bank
09/13/2028	4.650%	6,600,000	6,693,733
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	13,000,000	12,760,267
HSBC Holdings PLC
05/25/2026	3.900%	9,000,000	8,952,642
JPMorgan Chase & Co.(h)
04/23/2029	4.005%	15,000,000	15,154,920
Morgan Stanley
01/20/2027	3.625%	9,000,000	8,836,974
PNC Bank NA
Subordinated
01/30/2023	2.950%	5,800,000	5,719,635
Regions Financial Corp.
08/14/2023	3.800%	5,710,000	5,775,505
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.430% 06/11/2021	3.201%	5,320,000	5,328,028
U.S. Bancorp
07/22/2026	2.375%	6,075,000	5,702,074
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	10,400,000	10,476,711
Total			130,372,855
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	216,000	205,667
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	214,000	220,143
05/15/2026	5.875%	290,000	295,137
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	462,000	476,875
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	219,000	204,132
Core & Main LP(a)
08/15/2025	6.125%	245,000	236,964
James Hardie International Finance DAC(a)
01/15/2028	5.000%	211,000	196,320
Masonite International Corp.(a)
03/15/2023	5.625%	236,000	241,716
Total			1,871,287
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	170,000	174,329
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	123,000	125,822
02/15/2026	5.750%	303,000	312,675
05/01/2027	5.125%	392,000	385,963
05/01/2027	5.875%	70,000	71,954
Comcast Corp.
08/15/2035	4.400%	5,600,000	5,645,735
CSC Holdings LLC(a)
10/15/2025	6.625%	492,000	521,402
10/15/2025	10.875%	208,000	241,197
05/15/2026	5.500%	276,000	278,775
02/01/2028	5.375%	185,000	181,796
04/01/2028	7.500%	327,000	345,373
02/01/2029	6.500%	163,000	170,499
DISH DBS Corp.
03/15/2023	5.000%	136,000	120,786
11/15/2024	5.875%	245,000	206,445
07/01/2026	7.750%	314,000	271,926
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	166,000	167,747
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	58,000	55,770
02/15/2025	6.625%	166,000	156,527
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	117,000	121,398
04/15/2025	5.375%	272,000	277,524
07/15/2026	5.375%	63,000	63,257
08/01/2027	5.000%	47,000	45,950
Sky PLC(a)
09/16/2024	3.750%	5,500,000	5,586,598

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
05/01/2037	6.550%	5,000,000	5,339,075
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	237,000	243,078
Virgin Media Finance PLC(a)
01/15/2025	5.750%	175,000	174,134
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	454,000	454,451
08/15/2026	5.500%	64,000	64,314
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	299,000	283,031
Ziggo BV(a)
01/15/2027	5.500%	292,000	281,251
Total			22,368,782
Chemicals 0.3%
Alpha 2 BV(a)
06/01/2023	8.750%	79,000	75,846
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	108,966
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	288,000	275,912
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	102,000	101,486
Celanese U.S. Holdings LLC
11/15/2022	4.625%	5,500,000	5,630,471
Chemours Co. (The)
05/15/2023	6.625%	103,000	106,929
05/15/2025	7.000%	59,000	61,463
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,357,493
DowDuPont, Inc.
11/15/2028	4.725%	4,180,000	4,373,985
INEOS Group Holdings SA(a)
08/01/2024	5.625%	218,000	210,959
Koppers, Inc.(a)
02/15/2025	6.000%	69,000	60,440
LYB International Finance BV
03/15/2044	4.875%	3,000,000	2,820,303
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	444,000	449,350
PQ Corp.(a)
11/15/2022	6.750%	230,000	239,119
12/15/2025	5.750%	267,000	258,491
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	407,000	405,835
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(a)
10/01/2021	5.125%	100,000	102,813
Total			16,639,861
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	4,500,000	4,478,562
H&E Equipment Services, Inc.
09/01/2025	5.625%	296,000	293,400
John Deere Capital Corp.
09/08/2022	2.150%	4,600,000	4,488,045
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	142,768
United Rentals North America, Inc.
09/15/2026	5.875%	326,000	333,288
12/15/2026	6.500%	203,000	211,931
Total			9,947,994
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
08/22/2027	3.150%	6,000,000	5,918,688
APX Group, Inc.
12/01/2020	8.750%	125,000	124,248
12/01/2022	7.875%	244,000	242,764
09/01/2023	7.625%	101,000	88,935
frontdoor, Inc.(a)
08/15/2026	6.750%	143,000	145,386
Realogy Group LLC/Co-Issuer Corp.(a)
12/01/2021	5.250%	172,000	172,601
Total			6,692,622
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	73,000	73,610
01/15/2027	7.750%	126,000	134,193
Mattel, Inc.(a)
12/31/2025	6.750%	218,000	214,862
Prestige Brands, Inc.(a)
12/15/2021	5.375%	189,000	189,895
03/01/2024	6.375%	203,000	204,038
Procter & Gamble Co. (The)
11/03/2026	2.450%	3,500,000	3,335,895
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	231,000	239,155
Spectrum Brands, Inc.
12/15/2024	6.125%	325,000	321,703

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.
07/15/2024	5.500%	138,000	138,431
Total			4,851,782
Diversified Manufacturing 0.1%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	44,000	45,001
CFX Escrow Corp.(a)
02/15/2024	6.000%	60,000	62,071
02/15/2026	6.375%	72,000	75,045
Gates Global LLC/Co.(a)
07/15/2022	6.000%	325,000	326,026
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	142,000	145,580
United Technologies Corp.
08/16/2025	3.950%	5,640,000	5,750,916
WESCO Distribution, Inc.
12/15/2021	5.375%	171,000	172,831
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	220,000	233,824
Total			6,811,294
Electric 1.1%
AES Corp. (The)
09/01/2027	5.125%	195,000	200,761
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	1,953,669
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	3,363,000	3,395,376
Calpine Corp.(a)
06/01/2026	5.250%	253,000	247,946
Clearway Energy Operating LLC
08/15/2024	5.375%	574,000	563,776
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	144,000	141,493
CMS Energy Corp.
03/01/2024	3.875%	5,052,000	5,098,190
Commonwealth Edison Co.
08/15/2028	3.700%	6,000,000	6,076,560
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,546,345
Dominion Energy, Inc.
10/01/2025	3.900%	5,850,000	5,879,390
DTE Energy Co.
04/15/2033	6.375%	4,000,000	4,813,520
Indiana Michigan Power Co.
03/15/2037	6.050%	4,925,000	5,752,947
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	5,018,925
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	347,000	330,425
NRG Energy, Inc.
05/01/2024	6.250%	35,000	36,232
05/15/2026	7.250%	127,000	137,420
01/15/2027	6.625%	134,000	142,704
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,601,556
Progress Energy, Inc.
03/01/2031	7.750%	4,500,000	5,976,702
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,536,595
Southern California Edison Co.
09/01/2040	4.500%	2,839,000	2,760,331
Southern Co. (The)
07/01/2046	4.400%	7,425,000	7,132,559
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	244,000	242,040
Vistra Energy Corp.
11/01/2024	7.625%	230,000	244,608
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	64,000	66,223
02/15/2027	5.625%	204,000	210,129
WEC Energy Group, Inc.
06/15/2025	3.550%	5,575,000	5,587,733
Total			73,694,155
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	34,000	32,076
Finance Companies 0.2%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	263,000	270,556
10/01/2023	5.125%	139,000	140,858
Avolon Holdings Funding Ltd.(a),(e)
05/15/2024	5.250%	101,000	103,327
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	10,000,000	9,030,580
Navient Corp.
01/25/2023	5.500%	528,000	521,346
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	322,000	288,455
Quicken Loans, Inc.(a)
05/01/2025	5.750%	405,000	400,341

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2023	5.625%	144,000	146,195
03/15/2024	6.125%	256,000	258,782
03/15/2025	6.875%	174,000	178,254
03/15/2026	7.125%	80,000	80,996
Total			11,419,690
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	10,000,000	9,779,790
B&G Foods, Inc.
06/01/2021	4.625%	330,000	329,991
04/01/2025	5.250%	115,000	109,800
Bacardi Ltd.(a)
05/15/2038	5.150%	6,860,000	6,298,591
Conagra Brands, Inc.
11/01/2048	5.400%	5,085,000	4,767,640
Diageo Capital PLC
07/15/2020	4.828%	3,160,000	3,242,018
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	194,000	158,239
General Mills, Inc.
04/17/2025	4.000%	5,000,000	5,049,185
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	7,000,000	7,109,277
Molson Coors Brewing Co.
05/01/2042	5.000%	3,000,000	2,855,940
PepsiCo, Inc.
02/24/2026	2.850%	4,125,000	4,014,920
Post Holdings, Inc.(a)
08/15/2026	5.000%	732,000	704,520
03/01/2027	5.750%	24,000	23,758
Total			44,443,669
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	322,000	336,498
04/01/2026	6.375%	184,000	191,855
Eldorado Resorts, Inc.
08/01/2023	7.000%	220,000	230,627
04/01/2025	6.000%	370,000	376,513
International Game Technology PLC(a)
02/15/2022	6.250%	180,000	188,804
02/15/2025	6.500%	225,000	239,466
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	233,000	241,114
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	165,000	168,794
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
12/15/2021	6.625%	224,000	238,863
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	109,000	104,150
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	187,000	188,041
Scientific Games International, Inc.
12/01/2022	10.000%	454,000	478,106
Scientific Games International, Inc.(a)
10/15/2025	5.000%	283,000	274,030
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	104,000	106,313
Total			3,363,174
Health Care 0.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	238,000	238,033
Avantor, Inc.(a)
10/01/2025	9.000%	364,000	389,982
Becton Dickinson and Co.
06/06/2027	3.700%	8,000,000	7,766,912
Cardinal Health, Inc.
03/15/2043	4.600%	6,500,000	5,695,664
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	340,000	331,667
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	106,000	102,014
Covidien International Finance SA
06/15/2022	3.200%	3,323,000	3,348,461
CVS Health Corp.
03/25/2048	5.050%	6,215,000	6,159,618
DaVita, Inc.
08/15/2022	5.750%	286,000	291,921
05/01/2025	5.000%	78,000	75,320
Express Scripts Holding Co.
07/15/2046	4.800%	5,090,000	4,999,805
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	1,169,000	1,156,834
HCA, Inc.
09/01/2028	5.625%	530,000	548,624
02/01/2029	5.875%	148,000	154,962
Hill-Rom Holdings, Inc.(a)
09/01/2023	5.750%	131,000	134,941
IQVIA, Inc.(a)
05/15/2023	4.875%	108,000	110,680
McKesson Corp.
05/30/2029	4.750%	5,320,000	5,466,188

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	309,000	309,795
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	122,000	120,582
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	405,000	409,678
Tenet Healthcare Corp.
04/01/2022	8.125%	246,000	262,655
06/15/2023	6.750%	49,000	50,218
07/15/2024	4.625%	288,000	287,148
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	276,000	284,554
Total			38,696,256
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	6,000,000	6,074,610
Centene Corp.
02/15/2024	6.125%	162,000	169,661
Centene Corp.(a)
06/01/2026	5.375%	330,000	342,303
UnitedHealth Group, Inc.
01/15/2027	3.450%	4,425,000	4,431,009
WellCare Health Plans, Inc.
04/01/2025	5.250%	322,000	328,705
Total			11,346,288
Home Construction 0.0%
Lennar Corp.
12/15/2021	6.250%	198,000	207,336
11/15/2024	5.875%	279,000	294,005
06/01/2026	5.250%	117,000	117,589
Meritage Homes Corp.
04/01/2022	7.000%	233,000	248,391
06/01/2025	6.000%	136,000	140,346
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	68,000	68,188
04/15/2023	5.875%	114,000	114,021
03/01/2024	5.625%	90,000	89,046
Total			1,278,922
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	3,500,000	3,945,049
California Resources Corp.(a)
12/15/2022	8.000%	66,000	52,730
Callon Petroleum Co.
10/01/2024	6.125%	88,000	89,462
07/01/2026	6.375%	294,000	295,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canadian Natural Resources Ltd.
02/01/2025	3.900%	5,243,000	5,261,717
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	346,000	341,208
Centennial Resource Production LLC(a)
01/15/2026	5.375%	181,000	172,538
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	63,000	40,749
Chesapeake Energy Corp.
10/01/2026	7.500%	218,000	215,180
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	572,000	554,539
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	33,000	34,320
01/30/2028	5.750%	165,000	175,837
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	108,000	96,697
02/01/2026	5.625%	99,000	83,440
Halcon Resources Corp.
02/15/2025	6.750%	344,000	258,855
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	101,000	88,035
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	153,000	154,820
Laredo Petroleum, Inc.
03/15/2023	6.250%	83,000	77,641
Matador Resources Co.
09/15/2026	5.875%	168,000	167,719
MEG Energy Corp.(a)
01/15/2025	6.500%	40,000	39,519
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,147,240
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	548,000	542,630
10/15/2027	5.625%	204,000	201,988
PDC Energy, Inc.
09/15/2024	6.125%	206,000	203,954
QEP Resources, Inc.
03/01/2026	5.625%	77,000	72,272
SM Energy Co.
09/15/2026	6.750%	434,000	416,449
01/15/2027	6.625%	88,000	83,908
Whiting Petroleum Corp.
03/15/2021	5.750%	141,000	142,700
Woodside Finance Ltd.(a),(e)
03/04/2029	4.500%	6,110,000	6,087,240

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	65,000	67,279
06/01/2026	5.750%	454,000	457,972
Total			24,569,343
Integrated Energy 0.2%
BP Capital Markets PLC
09/19/2027	3.279%	6,000,000	5,886,942
Cenovus Energy, Inc.
04/15/2027	4.250%	4,665,000	4,443,277
Suncor Energy, Inc.
12/01/2024	3.600%	5,000,000	5,040,150
Total			15,370,369
Leisure 0.0%
AMC Entertainment, Inc.
02/15/2022	5.875%	98,000	98,939
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	167,000	178,712
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	94,000	95,497
Cinemark U.S.A., Inc.
06/01/2023	4.875%	242,000	242,705
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	118,000	117,370
Viking Cruises Ltd.(a)
09/15/2027	5.875%	187,000	180,142
Total			913,365
Life Insurance 0.5%
American International Group, Inc.
07/10/2025	3.750%	6,000,000	5,900,832
Brighthouse Financial, Inc.
06/22/2027	3.700%	4,725,000	4,237,956
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,725,000	5,963,899
High Street Funding Trust I(a)
02/15/2028	4.111%	5,500,000	5,468,897
MetLife Global Funding I(a)
12/18/2026	3.450%	5,000,000	4,958,430
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	3,500,000	3,235,390
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,000,000	5,963,466
Total			35,728,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	2,981,000	3,803,306
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	403,000	422,613
Discovery Communications LLC
06/01/2040	6.350%	4,000,000	4,298,132
Lamar Media Corp.
01/15/2024	5.375%	171,000	175,636
Match Group, Inc.
06/01/2024	6.375%	267,000	281,730
National CineMedia LLC
04/15/2022	6.000%	229,000	231,871
Netflix, Inc.
04/15/2028	4.875%	423,000	412,681
Netflix, Inc.(a)
11/15/2028	5.875%	247,000	256,868
05/15/2029	6.375%	244,000	259,565
Outfront Media Capital LLC/Corp.
02/15/2022	5.250%	70,000	71,012
03/15/2025	5.875%	199,000	204,060
RELX Capital, Inc.
10/15/2022	3.125%	5,830,000	5,753,808
Warner Media LLC
01/15/2026	3.875%	6,000,000	5,910,468
Total			22,081,750
Metals and Mining 0.0%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	274,000	283,875
Constellium NV(a)
02/15/2026	5.875%	488,000	475,448
Freeport-McMoRan, Inc.
11/14/2024	4.550%	248,000	245,592
03/15/2043	5.450%	390,000	343,014
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	168,000	173,392
01/15/2025	7.625%	279,000	290,272
Novelis Corp.(a)
08/15/2024	6.250%	84,000	84,494
09/30/2026	5.875%	407,000	395,922
Teck Resources Ltd.(a)
06/01/2024	8.500%	144,000	154,666
Teck Resources Ltd.
07/15/2041	6.250%	97,000	101,255
Total			2,547,930

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.7%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	162,000	163,222
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	143,000	145,900
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	214,000	217,675
DCP Midstream Operating LP
07/15/2025	5.375%	169,000	175,622
04/01/2044	5.600%	149,000	138,076
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	208,000	199,714
Energy Transfer Equity LP
06/01/2027	5.500%	330,000	345,753
Energy Transfer Partners LP
02/01/2042	6.500%	4,315,000	4,668,847
Enterprise Products Operating LLC
02/01/2041	5.950%	3,500,000	4,017,822
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	339,000	347,734
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,228,732
MPLX LP
02/15/2049	5.500%	5,100,000	5,225,475
NGPL PipeCo LLC(a)
08/15/2022	4.375%	64,000	64,944
08/15/2027	4.875%	78,000	78,560
12/15/2037	7.768%	55,000	65,798
NuStar Logistics LP
04/28/2027	5.625%	146,000	148,109
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	5,000,000	5,463,465
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	236,000	230,917
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	2,951,000	2,881,073
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	65,000	66,055
01/15/2028	5.500%	248,000	247,298
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	780,000	784,666
01/15/2028	5.000%	211,000	204,934
Targa Resources Partners LP/Finance Corp.(a)
01/15/2029	6.875%	136,000	144,953
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	294,000	271,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	4,500,000	4,221,747
Williams Companies, Inc. (The)
01/15/2025	3.900%	6,500,000	6,533,761
Total			44,282,107
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	5,935,000	5,922,246
Sempra Energy
11/15/2025	3.750%	7,000,000	6,849,598
Total			12,771,844
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	6,418,000	6,329,913
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	283,000	282,307
Calfrac Holdings LP(a)
06/15/2026	8.500%	82,000	61,046
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	74,000	69,946
Nabors Industries, Inc.
02/01/2025	5.750%	497,000	440,163
SESI LLC
09/15/2024	7.750%	167,000	143,066
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	2,599	2,639
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	83,000	85,311
Transocean, Inc.(a)
01/15/2026	7.500%	58,000	55,853
Weatherford International Ltd.
06/15/2023	8.250%	109,000	77,642
Total			1,217,973
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	250,000	243,186
WeWork Companies, Inc.(a)
05/01/2025	7.875%	113,000	104,737
Total			347,923
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	335,000	341,806

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
ARD Finance SA PIK
09/15/2023	7.125%	72,000	72,223
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	277,000	288,190
02/15/2025	6.000%	402,000	395,715
Berry Global, Inc.
10/15/2022	6.000%	163,000	167,527
07/15/2023	5.125%	295,000	295,542
BWAY Holding Co.(a)
04/15/2024	5.500%	140,000	137,776
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	150,000	143,809
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	458,388	459,536
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	177,000	176,970
07/15/2024	7.000%	203,000	207,548
Total			2,344,836
Pharmaceuticals 0.3%
AbbVie, Inc.
05/14/2025	3.600%	7,191,000	7,073,981
Allergan Funding SCS
03/15/2035	4.550%	4,500,000	4,197,087
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,630,218
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	243,000	243,371
05/15/2023	5.875%	74,000	73,778
03/15/2024	7.000%	179,000	188,564
04/15/2025	6.125%	179,000	172,144
12/15/2025	9.000%	143,000	153,337
04/01/2026	9.250%	479,000	515,920
Bausch Health Companies, Inc.(a),(i)
01/31/2027	8.500%	89,000	92,449
Gilead Sciences, Inc.
02/01/2025	3.500%	4,000,000	4,002,624
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	343,000	347,272
Roche Holdings, Inc.(a)
09/30/2024	3.350%	3,500,000	3,546,280
Total			23,237,025
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	65,000	66,539
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	142,000	146,299
Berkshire Hathaway, Inc.
03/15/2026	3.125%	3,400,000	3,370,281
CNA Financial Corp.
03/01/2026	4.500%	5,000,000	5,111,880
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,432,000	4,673,952
HUB International Ltd.(a)
05/01/2026	7.000%	253,000	248,465
Loews Corp.
04/01/2026	3.750%	5,500,000	5,550,424
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,639,581
Total			22,807,421
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	4,170,000	3,926,881
Union Pacific Corp.
09/15/2037	3.600%	4,500,000	4,085,068
Total			8,011,949
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	800,000	931,798
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	176,000	171,525
IRB Holding Corp.(a)
02/15/2026	6.750%	215,000	202,870
Total			374,395
Retail REIT 0.2%
Kimco Realty Corp.
10/01/2026	2.800%	7,700,000	7,100,116
Simon Property Group LP
02/01/2040	6.750%	3,400,000	4,456,992
Total			11,557,108
Retailers 0.2%
CVS Pass-Through Trust(a)
01/10/2032	7.507%	267,425	314,388
L Brands, Inc.
11/01/2035	6.875%	101,000	87,119
Lowe’s Companies, Inc.
04/15/2026	2.500%	7,000,000	6,405,714

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Party City Holdings, Inc.(a)
08/15/2023	6.125%	17,000	17,233
08/01/2026	6.625%	52,000	51,000
Penske Automotive Group, Inc.
10/01/2022	5.750%	138,000	140,719
Target Corp.
04/15/2026	2.500%	5,000,000	4,766,920
Total			11,783,093
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	117,000	120,514
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	60,000	57,150
Kroger Co. (The)
01/15/2048	4.650%	6,115,000	5,497,049
Total			5,674,713
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	7,000,000	7,010,199
Ascend Learning LLC(a)
08/01/2025	6.875%	135,000	132,300
08/01/2025	6.875%	126,000	121,296
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	6,040,000	5,595,601
Camelot Finance SA(a)
10/15/2024	7.875%	379,000	395,927
CDK Global, Inc.
06/01/2027	4.875%	337,000	331,406
CommScope Finance LLC(a)
03/01/2024	5.500%	144,000	146,584
03/01/2026	6.000%	129,000	132,160
CommScope Technologies LLC(a)
06/15/2025	6.000%	220,000	207,874
03/15/2027	5.000%	204,000	181,981
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	70,000	70,225
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	69,000	71,233
Equinix, Inc.
01/15/2026	5.875%	334,000	349,852
05/15/2027	5.375%	172,000	177,917
First Data Corp.(a)
08/15/2023	5.375%	183,000	187,282
Gartner, Inc.(a)
04/01/2025	5.125%	170,000	171,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Informatica LLC(a)
07/15/2023	7.125%	249,000	252,128
Iron Mountain, Inc.
08/15/2024	5.750%	237,000	237,931
Microsoft Corp.
02/06/2024	2.875%	4,500,000	4,502,349
NCR Corp.
12/15/2021	5.875%	272,000	276,144
12/15/2023	6.375%	204,000	207,277
NXP BV/Funding LLC(a)
12/01/2028	5.550%	3,429,000	3,635,669
Oracle Corp.
04/15/2038	6.500%	4,000,000	5,122,760
PTC, Inc.
05/15/2024	6.000%	459,000	479,871
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	399,000	382,652
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	316,000	309,613
Symantec Corp.(a)
04/15/2025	5.000%	341,000	340,942
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	174,000	175,947
Verscend Escrow Corp.(a)
08/15/2026	9.750%	238,000	244,655
Total			31,451,050
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	336,000	320,346
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,043,017
Hertz Corp. (The)(a)
06/01/2022	7.625%	274,000	280,111
XPO Logistics, Inc.(a)
06/15/2022	6.500%	135,000	137,519
Total			4,780,993
Wireless 0.2%
Altice France SA(a)
05/01/2026	7.375%	708,000	694,506
Altice Luxembourg SA(a)
05/15/2022	7.750%	149,000	147,908
American Tower Corp.
07/15/2027	3.550%	5,125,000	4,917,125
Rogers Communications, Inc.
11/15/2026	2.900%	5,000,000	4,685,695

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	338,000	338,520
Sprint Corp.
02/15/2025	7.625%	287,000	300,743
03/01/2026	7.625%	549,000	572,657
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	356,000	381,810
02/01/2026	4.500%	444,000	437,681
02/01/2028	4.750%	90,000	87,620
Wind Tre SpA(a)
01/20/2026	5.000%	421,000	364,523
Total			12,928,788
Wirelines 0.5%
AT&T, Inc.
08/15/2040	6.000%	8,815,000	9,476,874
CenturyLink, Inc.
03/15/2022	5.800%	675,000	694,641
04/01/2024	7.500%	134,000	141,892
Deutsche Telekom International Finance BV(a)
06/21/2028	4.375%	4,500,000	4,562,734
Frontier Communications Corp.
09/15/2022	10.500%	55,000	39,371
01/15/2023	7.125%	119,000	71,800
09/15/2025	11.000%	100,000	63,955
Frontier Communications Corp.(a)
04/01/2026	8.500%	90,000	83,700
Level 3 Financing, Inc.
01/15/2021	6.125%	237,000	238,031
Orange SA
07/08/2019	5.375%	4,001,000	4,034,560
Telecom Italia Capital SA
09/30/2034	6.000%	159,000	144,030
Telecom Italia SpA(a)
05/30/2024	5.303%	186,000	181,678
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,288,298
Verizon Communications, Inc.
08/10/2033	4.500%	9,000,000	9,202,572
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	120,000	119,095
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	383,000	371,241
Total			32,714,472
Total Corporate Bonds & Notes (Cost $755,558,083)			749,643,964
Exchange-Traded Funds 1.0%
	Shares	Value ($)
iShares Core MSCI EAFE ETF	1,079,495	65,082,753
Total Exchange-Traded Funds (Cost $72,408,419)		65,082,753

Foreign Government Obligations(j) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
Province of Ontario
05/21/2020	1.875%	6,000,000	5,939,316
Province of Quebec
07/29/2020	3.500%	8,000,000	8,087,560
Total			14,026,876
Mexico 0.0%
Petroleos Mexicanos
03/13/2027	6.500%	2,960,000	2,859,446
Total Foreign Government Obligations (Cost $17,132,928)			16,886,322

Inflation-Indexed Bonds 1.0%

United States 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%	67,742,254	66,568,036
Total Inflation-Indexed Bonds (Cost $66,026,605)			66,568,036

Residential Mortgage-Backed Securities - Agency 8.6%

Federal Home Loan Mortgage Corp.
07/01/2021- 01/01/2039	5.500%	311,789	337,575
10/01/2026- 06/01/2046	3.500%	27,666,599	27,883,513
10/01/2031- 10/01/2039	6.000%	621,926	680,075
06/01/2032- 07/01/2032	7.000%	255,426	288,373
03/01/2038	6.500%	4,802	5,410
10/01/2038- 05/01/2041	5.000%	919,281	981,734
05/01/2039- 06/01/2041	4.500%	3,820,413	4,018,282
12/01/2042- 05/01/2045	3.000%	17,211,303	16,896,425
12/01/2042- 10/01/2045	4.000%	29,103,859	29,815,347
CMO Series 1614 Class MZ
11/15/2023	6.500%	6,880	7,271

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.709% Cap 11.097% 08/01/2036	4.444%	15,194	15,898
12-month USD LIBOR + 1.768% Cap 11.343% 12/01/2036	4.640%	2,322	2,419
Federal Home Loan Mortgage Corp.(k)
09/01/2043	3.500%	3,037,317	3,063,407
Federal Home Loan Mortgage Corp.(e)
03/13/2049	3.500%	23,075,000	23,100,422
Federal National Mortgage Association
12/01/2020	5.000%	14,903	15,186
12/01/2025- 06/01/2046	3.500%	39,003,911	39,346,493
07/01/2027- 10/01/2046	3.000%	12,441,108	12,268,078
01/01/2029- 10/01/2045	4.000%	16,958,667	17,401,427
06/01/2031	7.000%	156,362	176,320
07/01/2032- 03/01/2037	6.500%	311,565	343,443
06/01/2037- 02/01/2038	5.500%	153,335	166,581
05/01/2040- 06/01/2044	4.500%	4,561,571	4,763,730
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,104,396	1,198,191
Federal National Mortgage Association(e)
03/18/2034- 03/13/2049	4.000%	174,775,000	178,396,750
03/13/2049	3.500%	119,750,000	119,806,133
03/13/2049	4.500%	87,000,000	90,034,804
Total Residential Mortgage-Backed Securities - Agency (Cost $574,947,890)			571,013,287

Residential Mortgage-Backed Securities - Non-Agency 6.0%

Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	8,298,817	8,334,037
Angel Oak Mortgage Trust LLC(a),(f)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	942,954	938,797
Arroyo Mortgage Trust(a),(f)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	10,016,294	10,120,001
CMO Series 2019-1 Class A1
01/25/2049	3.805%	14,300,000	14,295,241
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,733,422	2,744,523
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2018-RN9 Class A1
10/29/2033	4.213%	9,913,410	9,965,951
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	3.440%	8,791,424	8,787,526
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.565%	22,360,787	22,195,337
COLT 2019-1 Mortgage Loan Trust(a),(f)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	8,530,945	8,541,858
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	254,231	253,154
CMO Series 2018-3 Class A1
10/26/2048	3.692%	7,103,487	7,147,137
COLT Mortgage Loan Trust(a),(f)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	972,910	969,654
CMO Series 2016-3 Class A1
12/26/2046	2.800%	2,042,608	2,029,858
CMO Series 2017-1 Class A1
05/27/2047	2.614%	2,137,079	2,087,779
CMO Series 2018-2 Class A1
07/27/2048	3.470%	3,489,436	3,478,755
CMO Series 2018-4 Class A1
12/28/2048	4.006%	12,338,497	12,377,324
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	22,760,572	23,059,212
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	2,028,279	1,995,982
CMO Series 2017-2A Class A1
06/25/2047	2.453%	3,926,346	3,869,030
CMO Series 2018-3A Class A3
08/25/2058	3.963%	5,186,790	5,227,595
CMO Series 2018-4A Class A1
10/25/2058	4.080%	20,648,209	20,800,340
CMO Series 2019-1A Class A3
08/25/2058	3.948%	4,575,000	4,572,046
Equifirst Mortgage Loan Trust(f)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	40,509	40,806

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	9,094,254	9,165,253
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	6,676,473	6,695,875
MFA Trust(a),(f)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	4,691,124	4,602,389
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	2,638,400	2,585,106
CMO Series 2018-3 Class A1
08/25/2058	3.500%	14,976,679	14,766,754
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	2,324,714	2,333,758
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	17,155,336	17,421,488
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	5,325,695	5,408,166
New Residential Mortgage Loan Trust(a),(d),(f)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	8,925,000	8,924,998
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.759%	4,125,000	4,122,083
RCO Trust(a),(f)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	21,377,029	21,462,178
RCO V Mortgage LLC(a),(f)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	11,514,559	11,485,870
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	8,575,000	8,572,132
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	5,318,179	5,355,253
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	2,357,613	2,350,276
CMO Series 2015-6 Class A1
04/25/2055	3.500%	2,867,963	2,862,326
CMO Series 2016-1 Class A1
02/25/2055	3.500%	2,789,745	2,782,833
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	4,230,593	4,168,113
CMO Series 2016-3 Class A1
04/25/2056	2.250%	2,165,774	2,120,319
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,048,223	3,007,729
CMO Series 2017-4 Class A1
06/25/2057	2.750%	5,497,467	5,336,981
Towd Point Mortgage Trust(a),(f)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	3,934,673	3,862,629
CMO Series 2018-5 Class A1
08/25/2058	3.250%	7,896,800	7,735,403
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	16,177,898	16,015,364
Vericrest Opportunity Loan Transferee LXX LLC(a),(f)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	4,913,308	4,910,852
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	3,932,214	3,916,250
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	11,474,064	11,406,588
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	8,583,982	8,583,982
Verus Securitization Trust(a),(f)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	1,794,542	1,781,132
CMO Series 2018-2 Class A3
06/01/2058	3.830%	11,084,193	11,141,110
CMO Series 2019-1 Class A3
02/25/2059	4.040%	9,850,000	9,849,870
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $398,657,297)			398,565,003

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(l)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.764%	119,000	118,183

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(l)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.494%	171,778	114,784
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(i),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.264%	180,565	180,790
8th Avenue Food & Provisions, Inc.(b),(l)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.264%	32,969	32,722
Total			213,512
Metals and Mining 0.0%
Big River Steel LLC(b),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.803%	43,580	43,798
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(i),(l)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023		109,000	108,455
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.512%	40,799	40,819
Property & Casualty 0.0%
HUB International Ltd.(b),(l)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	45,770	45,297
Technology 0.0%
Ascend Learning LLC(b),(i),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.493%	147,519	146,043
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Commscope, Inc.(b),(i),(l)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		81,000	81,202
Dun & Bradstreet Corp. (The)(b),(i),(l)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026		183,000	183,046
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(l)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.243%	428,393	421,586
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(i),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.743%	114,142	112,801
Hyland Software, Inc.(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.993%	47,211	47,270
Misys Ltd./Almonde/Tahoe(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	106,605	105,442
Total			1,097,390
Total Senior Loans (Cost $1,837,203)			1,782,238

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.000% 09/25/2020	2.490%	66,050,000	66,035,403
Total U.S. Government & Agency Obligations (Cost $66,050,000)			66,035,403

U.S. Treasury Obligations 1.9%

U.S. Treasury
02/15/2045	2.500%	144,525,000	129,327,822
Total U.S. Treasury Obligations (Cost $128,694,940)			129,327,822

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(m),(n)	408,527,933	408,487,080
Total Money Market Funds (Cost $408,504,552)		408,487,080
Total Investments in Securities (Cost: $6,054,710,847)		7,034,535,493
Other Assets & Liabilities, Net		(381,771,441)
Net Assets		6,652,764,052
At February 28, 2019, securities and/or cash totaling $1,553,704 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	295	06/2019	USD	35,990,000	—	(141,176)
U.S. Treasury 5-Year Note	400	06/2019	USD	45,825,000	—	(100,760)
U.S. Ultra Treasury Bond	127	06/2019	USD	20,268,406	—	(216,879)
Total					—	(458,815)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $935,438,828, which represents 14.06% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $6,433,875, which represents 0.10% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2019.
(g)	Non-income producing investment.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2019.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Principal and interest may not be guaranteed by the government.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(m)	The rate shown is the seven-day current annualized yield at February 28, 2019.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Balanced Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	315,856,889	1,329,816,867	(1,237,145,823)	408,527,933	(6,796)	6,796	4,460,337	408,487,080
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	320,860,511	15,441,894	—	336,302,405
Commercial Mortgage-Backed Securities - Agency	—	79,399,457	—	—	79,399,457
Commercial Mortgage-Backed Securities - Non-Agency	—	177,984,740	—	—	177,984,740
Common Stocks
Communication Services	504,838,993	—	—	—	504,838,993
Consumer Discretionary	455,724,272	—	—	—	455,724,272
Consumer Staples	288,405,393	—	—	—	288,405,393
Energy	235,152,573	—	—	—	235,152,573
Financials	545,454,586	—	—	—	545,454,586
Health Care	573,122,492	—	—	—	573,122,492
Industrials	265,342,976	—	—	—	265,342,976
Information Technology	876,631,890	—	—	—	876,631,890
Materials	133,663,329	—	—	—	133,663,329
Real Estate	51,427,521	—	—	—	51,427,521
Utilities	37,692,958	—	—	—	37,692,958
Total Common Stocks	3,967,456,983	—	—	—	3,967,456,983
Corporate Bonds & Notes	—	749,643,964	—	—	749,643,964
Exchange-Traded Funds	—	65,082,753	—	—	65,082,753
Foreign Government Obligations	—	16,886,322	—	—	16,886,322
Inflation-Indexed Bonds	—	66,568,036	—	—	66,568,036
Residential Mortgage-Backed Securities - Agency	—	571,013,287	—	—	571,013,287
Residential Mortgage-Backed Securities - Non-Agency	—	389,640,005	8,924,998	—	398,565,003
Senior Loans	—	1,782,238	—	—	1,782,238
U.S. Government & Agency Obligations	—	66,035,403	—	—	66,035,403
U.S. Treasury Obligations	129,327,822	—	—	—	129,327,822
Money Market Funds	—	—	—	408,487,080	408,487,080
Total Investments in Securities	4,096,784,805	2,504,896,716	24,366,892	408,487,080	7,034,535,493
Investments in Derivatives
Liability
Futures Contracts	(458,815)	—	—	—	(458,815)
Total	4,096,325,990	2,504,896,716	24,366,892	408,487,080	7,034,076,678
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Balanced Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $5,646,206,295)	$6,626,048,413
Affiliated issuers (cost $408,504,552)	408,487,080
Cash	3,056
Receivable for:
Investments sold	40,582,310
Investments sold on a delayed delivery basis	54,540
Capital shares sold	6,404,319
Dividends	7,922,927
Interest	12,500,536
Foreign tax reclaims	80,075
Prepaid expenses	18,468
Trustees’ deferred compensation plan	168,081
Other assets	63,433
Total assets	7,102,333,238
Liabilities
Payable for:
Investments purchased	12,749,394
Investments purchased on a delayed delivery basis	425,470,321
Capital shares purchased	9,919,572
Variation margin for futures contracts	206,656
Management services fees	105,907
Distribution and/or service fees	59,508
Transfer agent fees	689,204
Compensation of chief compliance officer	469
Other expenses	200,074
Trustees’ deferred compensation plan	168,081
Total liabilities	449,569,186
Net assets applicable to outstanding capital stock	$6,652,764,052
Represented by
Paid in capital	5,659,253,796
Total distributable earnings (loss) (Note 2)	993,510,256
Total - representing net assets applicable to outstanding capital stock	$6,652,764,052
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	27

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$2,621,547,629
Shares outstanding	65,951,982
Net asset value per share	$39.75
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$42.18
Advisor Class
Net assets	$238,344,684
Shares outstanding	5,948,444
Net asset value per share	$40.07
Class C
Net assets	$1,449,287,932
Shares outstanding	36,589,816
Net asset value per share	$39.61
Institutional Class
Net assets	$1,664,324,487
Shares outstanding	41,940,862
Net asset value per share	$39.68
Institutional 2 Class
Net assets	$235,702,623
Shares outstanding	5,935,607
Net asset value per share	$39.71
Institutional 3 Class
Net assets	$320,002,118
Shares outstanding	7,983,797
Net asset value per share	$40.08
Class R
Net assets	$123,554,579
Shares outstanding	3,108,753
Net asset value per share	$39.74
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Balanced Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$40,871,304
Dividends — affiliated issuers	4,460,337
Interest	38,728,154
Interfund lending	9,006
Foreign taxes withheld	(165,820)
Total income	83,902,981
Expenses:
Management services fees	19,493,757
Distribution and/or service fees
Class A	3,274,794
Class C	7,324,251
Class R	311,844
Class T	2
Transfer agent fees
Class A	1,413,342
Advisor Class	129,592
Class C	790,180
Institutional Class	932,543
Institutional 2 Class	74,422
Institutional 3 Class	14,333
Class R	67,271
Class T	1
Compensation of board members	57,201
Custodian fees	41,012
Printing and postage fees	225,906
Registration fees	111,130
Audit fees	20,494
Legal fees	76,383
Compensation of chief compliance officer	1,371
Other	82,318
Total expenses	34,442,147
Net investment income	49,460,834
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	70,705,231
Investments — affiliated issuers	(6,796)
Foreign currency translations	(197)
Futures contracts	1,973,158
Net realized gain	72,671,396
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(288,631,036)
Investments — affiliated issuers	6,796
Futures contracts	(372,638)
Net change in unrealized appreciation (depreciation)	(288,996,878)
Net realized and unrealized loss	(216,325,482)
Net decrease in net assets resulting from operations	$(166,864,648)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	29

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$49,460,834	$80,749,030
Net realized gain	72,671,396	249,229,059
Net change in unrealized appreciation (depreciation)	(288,996,878)	197,406,268
Net increase (decrease) in net assets resulting from operations	(166,864,648)	527,384,357
Distributions to shareholders
Net investment income and net realized gains
Class A	(120,081,159)
Advisor Class	(11,040,896)
Class C	(61,573,408)
Institutional Class	(82,197,874)
Institutional 2 Class	(12,218,136)
Institutional 3 Class	(14,234,449)
Class R	(5,573,903)
Class T	(119)
Net investment income
Class A		(32,119,116)
Advisor Class		(4,342,151)
Class C		(5,858,667)
Institutional Class		(24,669,492)
Institutional 2 Class		(4,667,983)
Institutional 3 Class		(3,826,408)
Class K		(3,059)
Class R		(1,185,792)
Class T		(30)
Net realized gains
Class A		(43,794,715)
Advisor Class		(5,173,147)
Class C		(23,969,628)
Institutional Class		(27,034,308)
Institutional 2 Class		(5,273,688)
Institutional 3 Class		(4,144,929)
Class K		(7,102)
Class R		(2,079,860)
Class T		(40)
Total distributions to shareholders (Note 2)	(306,919,944)	(188,150,115)
Decrease in net assets from capital stock activity	(119,683,889)	(217,869,957)
Total increase (decrease) in net assets	(593,468,481)	121,364,285
Net assets at beginning of period	7,246,232,533	7,124,868,248
Net assets at end of period	$6,652,764,052	$7,246,232,533
Undistributed net investment income	$17,018,287	$21,489,491
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Balanced Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,553,533	182,659,070	11,907,451	491,495,200
Distributions reinvested	3,004,010	115,434,438	1,767,262	72,594,492
Redemptions	(7,395,341)	(292,658,325)	(18,800,971)	(774,256,063)
Net increase (decrease)	162,202	5,435,183	(5,126,258)	(210,166,371)
Advisor Class
Subscriptions	921,104	36,859,185	3,049,876	126,357,688
Distributions reinvested	284,707	11,037,625	227,462	9,410,310
Redemptions	(1,385,159)	(55,662,982)	(4,931,823)	(203,348,145)
Net decrease	(179,348)	(7,766,172)	(1,654,485)	(67,580,147)
Class C
Subscriptions	2,196,494	87,171,292	7,310,481	300,534,318
Distributions reinvested	1,523,724	58,210,785	687,910	28,197,620
Redemptions	(4,680,222)	(185,260,149)	(8,466,088)	(348,287,316)
Net decrease	(960,004)	(39,878,072)	(467,697)	(19,555,378)
Institutional Class
Subscriptions	5,478,405	217,281,202	12,547,575	516,259,609
Distributions reinvested	1,791,082	68,745,293	1,062,981	43,575,598
Redemptions	(9,417,775)	(367,815,413)	(12,811,443)	(527,156,600)
Net increase (decrease)	(2,148,288)	(81,788,918)	799,113	32,678,607
Institutional 2 Class
Subscriptions	1,188,385	46,728,793	4,231,266	174,312,801
Distributions reinvested	318,055	12,215,423	242,349	9,939,541
Redemptions	(2,141,902)	(84,342,992)	(5,624,483)	(232,142,525)
Net decrease	(635,462)	(25,398,776)	(1,150,868)	(47,890,183)
Institutional 3 Class
Subscriptions	1,300,117	52,104,154	4,090,596	168,904,814
Distributions reinvested	326,149	12,645,718	173,114	7,166,163
Redemptions	(844,400)	(33,836,577)	(1,717,571)	(71,525,736)
Net increase	781,866	30,913,295	2,546,139	104,545,241
Class K
Subscriptions	—	—	58	2,342
Distributions reinvested	—	—	246	10,079
Redemptions	—	—	(11,877)	(496,307)
Net decrease	—	—	(11,573)	(483,886)
Class R
Subscriptions	332,517	13,157,739	976,195	40,211,637
Distributions reinvested	120,085	4,609,059	56,558	2,324,052
Redemptions	(482,755)	(18,964,789)	(1,259,000)	(51,953,529)
Net decrease	(30,153)	(1,197,991)	(226,247)	(9,417,840)
Class T
Redemptions	(64)	(2,438)	—	—
Net decrease	(64)	(2,438)	—	—
Total net decrease	(3,009,251)	(119,683,889)	(5,291,876)	(217,869,957)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$42.53	0.30	(1.24)	(0.94)	(0.33)	(1.51)	(1.84)
Year Ended 8/31/2018	$40.56	0.48	2.57	3.05	(0.46)	(0.62)	(1.08)
Year Ended 8/31/2017	$37.54	0.42	3.12	3.54	(0.40)	(0.12)	(0.52)
Year Ended 8/31/2016	$35.80	0.38	2.62	3.00	(0.58)	(0.68)	(1.26)
Year Ended 8/31/2015	$37.01	0.75 (e)	(0.23)	0.52	(0.40)	(1.33)	(1.73)
Year Ended 8/31/2014	$31.83	0.32	5.16	5.48	(0.30)	—	(0.30)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$42.86	0.36	(1.26)	(0.90)	(0.38)	(1.51)	(1.89)
Year Ended 8/31/2018	$40.87	0.58	2.59	3.17	(0.56)	(0.62)	(1.18)
Year Ended 8/31/2017	$37.82	0.53	3.14	3.67	(0.50)	(0.12)	(0.62)
Year Ended 8/31/2016	$36.06	0.48	2.63	3.11	(0.67)	(0.68)	(1.35)
Year Ended 8/31/2015	$37.27	0.88 (e)	(0.27)	0.61	(0.49)	(1.33)	(1.82)
Year Ended 8/31/2014	$32.03	0.42	5.18	5.60	(0.38)	—	(0.38)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$42.38	0.15	(1.24)	(1.09)	(0.17)	(1.51)	(1.68)
Year Ended 8/31/2018	$40.42	0.17	2.56	2.73	(0.15)	(0.62)	(0.77)
Year Ended 8/31/2017	$37.42	0.14	3.10	3.24	(0.12)	(0.12)	(0.24)
Year Ended 8/31/2016	$35.68	0.11	2.62	2.73	(0.31)	(0.68)	(0.99)
Year Ended 8/31/2015	$36.92	0.56 (e)	(0.32)	0.24	(0.15)	(1.33)	(1.48)
Year Ended 8/31/2014	$31.75	0.07	5.14	5.21	(0.05)	—	(0.05)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$42.47	0.35	(1.25)	(0.90)	(0.38)	(1.51)	(1.89)
Year Ended 8/31/2018	$40.50	0.58	2.57	3.15	(0.56)	(0.62)	(1.18)
Year Ended 8/31/2017	$37.48	0.53	3.11	3.64	(0.50)	(0.12)	(0.62)
Year Ended 8/31/2016	$35.75	0.47	2.61	3.08	(0.67)	(0.68)	(1.35)
Year Ended 8/31/2015	$36.96	0.83 (e)	(0.22)	0.61	(0.49)	(1.33)	(1.82)
Year Ended 8/31/2014	$31.78	0.41	5.15	5.56	(0.38)	—	(0.38)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$42.50	0.36	(1.25)	(0.89)	(0.39)	(1.51)	(1.90)
Year Ended 8/31/2018	$40.53	0.60	2.57	3.17	(0.58)	(0.62)	(1.20)
Year Ended 8/31/2017	$37.51	0.55	3.12	3.67	(0.53)	(0.12)	(0.65)
Year Ended 8/31/2016	$35.78	0.51	2.60	3.11	(0.70)	(0.68)	(1.38)
Year Ended 8/31/2015	$36.99	0.97 (e)	(0.32)	0.65	(0.53)	(1.33)	(1.86)
Year Ended 8/31/2014	$31.80	0.45	5.14	5.59	(0.42)	—	(0.42)
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Balanced Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	—	$39.75	(2.05%)	0.95% (c)	0.95% (c)	1.54% (c)	51%	$2,621,548
Year Ended 8/31/2018	—	$42.53	7.63%	0.95%	0.95% (d)	1.16%	76%	$2,798,246
Year Ended 8/31/2017	—	$40.56	9.54%	0.97%	0.97% (d)	1.10%	63%	$2,876,519
Year Ended 8/31/2016	—	$37.54	8.60%	1.03%	1.03% (d)	1.06%	60%	$2,960,832
Year Ended 8/31/2015	—	$35.80	1.38%	1.06%	1.06% (d)	2.03%	102%	$1,885,538
Year Ended 8/31/2014	—	$37.01	17.29%	1.09%	1.09% (d)	0.94%	109%	$1,344,071
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	—	$40.07	(1.93%)	0.70% (c)	0.70% (c)	1.78% (c)	51%	$238,345
Year Ended 8/31/2018	—	$42.86	7.89%	0.70%	0.70% (d)	1.41%	76%	$262,644
Year Ended 8/31/2017	—	$40.87	9.82%	0.72%	0.72% (d)	1.37%	63%	$318,026
Year Ended 8/31/2016	—	$37.82	8.86%	0.78%	0.78% (d)	1.33%	60%	$112,108
Year Ended 8/31/2015	—	$36.06	1.62%	0.81%	0.81% (d)	2.37%	102%	$38,489
Year Ended 8/31/2014	0.02	$37.27	17.64% (f)	0.84%	0.84% (d)	1.21%	109%	$15,596
Class C
Six Months Ended 2/28/2019 (Unaudited)	—	$39.61	(2.41%)	1.70% (c)	1.70% (c)	0.78% (c)	51%	$1,449,288
Year Ended 8/31/2018	—	$42.38	6.83%	1.70%	1.70% (d)	0.42%	76%	$1,591,465
Year Ended 8/31/2017	—	$40.42	8.71%	1.72%	1.72% (d)	0.35%	63%	$1,536,796
Year Ended 8/31/2016	—	$37.42	7.80%	1.78%	1.78% (d)	0.32%	60%	$1,265,079
Year Ended 8/31/2015	—	$35.68	0.63%	1.81%	1.81% (d)	1.52%	102%	$612,243
Year Ended 8/31/2014	0.01	$36.92	16.44% (g)	1.84%	1.84% (d)	0.19%	109%	$295,665
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	—	$39.68	(1.95%)	0.70% (c)	0.70% (c)	1.78% (c)	51%	$1,664,324
Year Ended 8/31/2018	—	$42.47	7.91%	0.70%	0.70% (d)	1.42%	76%	$1,872,366
Year Ended 8/31/2017	—	$40.50	9.83%	0.72%	0.72% (d)	1.36%	63%	$1,753,306
Year Ended 8/31/2016	—	$37.48	8.85%	0.78%	0.78% (d)	1.32%	60%	$867,554
Year Ended 8/31/2015	—	$35.75	1.64%	0.81%	0.81% (d)	2.24%	102%	$480,162
Year Ended 8/31/2014	—	$36.96	17.60%	0.84%	0.84% (d)	1.18%	109%	$364,457
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	—	$39.71	(1.92%)	0.65% (c)	0.65% (c)	1.83% (c)	51%	$235,703
Year Ended 8/31/2018	—	$42.50	7.96%	0.65%	0.65%	1.46%	76%	$279,242
Year Ended 8/31/2017	—	$40.53	9.91%	0.66%	0.66%	1.42%	63%	$312,952
Year Ended 8/31/2016	—	$37.51	8.96%	0.68%	0.68%	1.41%	60%	$181,221
Year Ended 8/31/2015	—	$35.78	1.74%	0.70%	0.70%	2.63%	102%	$110,946
Year Ended 8/31/2014	0.02	$36.99	17.76% (f)	0.73%	0.73%	1.30%	109%	$47,848
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	33

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$42.88	0.38	(1.27)	(0.89)	(0.40)	(1.51)	(1.91)
Year Ended 8/31/2018	$40.88	0.63	2.59	3.22	(0.60)	(0.62)	(1.22)
Year Ended 8/31/2017	$37.83	0.57	3.15	3.72	(0.55)	(0.12)	(0.67)
Year Ended 8/31/2016	$36.07	0.53	2.63	3.16	(0.72)	(0.68)	(1.40)
Year Ended 8/31/2015	$37.28	1.21 (e)	(0.54)	0.67	(0.55)	(1.33)	(1.88)
Year Ended 8/31/2014	$32.04	0.47	5.19	5.66	(0.44)	—	(0.44)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$42.53	0.25	(1.25)	(1.00)	(0.28)	(1.51)	(1.79)
Year Ended 8/31/2018	$40.56	0.38	2.57	2.95	(0.36)	(0.62)	(0.98)
Year Ended 8/31/2017	$37.54	0.33	3.12	3.45	(0.31)	(0.12)	(0.43)
Year Ended 8/31/2016	$35.79	0.29	2.63	2.92	(0.49)	(0.68)	(1.17)
Year Ended 8/31/2015	$37.01	0.73 (e)	(0.31)	0.42	(0.31)	(1.33)	(1.64)
Year Ended 8/31/2014	$31.82	0.24	5.15	5.39	(0.21)	—	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The per share effect of these dividends amounted to:

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
08/31/2015	$0.48	$0.51	$0.56	$0.47	$0.57	$0.78	$0.55

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Balanced Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	—	$40.08	(1.90%)	0.61% (c)	0.61% (c)	1.89% (c)	51%	$320,002
Year Ended 8/31/2018	—	$42.88	8.01%	0.60%	0.60%	1.53%	76%	$308,783
Year Ended 8/31/2017	—	$40.88	9.96%	0.61%	0.61%	1.47%	63%	$190,322
Year Ended 8/31/2016	—	$37.83	9.02%	0.63%	0.63%	1.47%	60%	$118,553
Year Ended 8/31/2015	—	$36.07	1.78%	0.66%	0.66%	3.27%	102%	$65,758
Year Ended 8/31/2014	0.02	$37.28	17.84% (h)	0.68%	0.68%	1.35%	109%	$17,106
Class R
Six Months Ended 2/28/2019 (Unaudited)	—	$39.74	(2.20%)	1.20% (c)	1.20% (c)	1.29% (c)	51%	$123,555
Year Ended 8/31/2018	—	$42.53	7.36%	1.20%	1.20% (d)	0.91%	76%	$133,485
Year Ended 8/31/2017	—	$40.56	9.27%	1.22%	1.22% (d)	0.86%	63%	$136,478
Year Ended 8/31/2016	—	$37.54	8.35%	1.28%	1.28% (d)	0.82%	60%	$79,917
Year Ended 8/31/2015	—	$35.79	1.10%	1.31%	1.31% (d)	1.97%	102%	$37,089
Year Ended 8/31/2014	0.01	$37.01	17.04% (g)	1.34%	1.34% (d)	0.69%	109%	$21,445
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund | Semiannual Report 2019	35

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
36	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Balanced Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
38	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2019:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	458,815*

Columbia Balanced Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,973,158

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(372,638)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	109,782,940

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
40	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Columbia Balanced Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
42	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Columbia Balanced Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.58% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
44	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
Class T	0.04 (a)

(a)	Unannualized.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at February 28, 2019 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,553, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Columbia Balanced Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	2,120,384
Class C	77,797
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.11%	1.15%
Advisor Class	0.86	0.90
Class C	1.86	1.90
Institutional Class	0.86	0.90
Institutional 2 Class	0.81	0.85
Institutional 3 Class	0.76	0.80
Class R	1.36	1.40
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,054,711,000	1,080,794,000	(101,428,000)	979,366,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
46	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,395,914,507 and $3,486,601,943, respectively, for the six months ended February 28, 2019, of which $1,216,745,008 and $1,229,651,854, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	25,575,000	3.12	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Columbia Balanced Fund | Semiannual Report 2019	47

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 38.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
48	Columbia Balanced Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Balanced Fund | Semiannual Report 2019	49

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
50	Columbia Balanced Fund | Semiannual Report 2019

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Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR120_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Multi-Manager Total Return Bond Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Total Return Bond Strategies Fund   |  Semiannual Report 2019

Multi-Manager Total Return Bond Strategies Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Total Return Bond Strategies Fund (the Fund) seeks total return, consisting of capital appreciation and current income.
Portfolio management
Loomis, Sayles & Company, L.P.
Christopher Harms
Clifton Rowe, CFA
Kurt Wagner, CFA, CIC
PGIM, Inc.
Michael Collins, CFA
Robert Tipp, CFA
Richard Piccirillo
Gregory Peters
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Voya Investment Management Co. LLC
Matthew Toms, CFA
Randall Parrish, CFA
David Goodson
Average annual total returns (%) (for the period ended February 28, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	1.29	2.13	1.97	2.17
Institutional Class*	01/03/17	1.31	2.29	2.08	2.25
Bloomberg Barclays U.S. Aggregate Bond Index		1.99	3.17	2.32	2.11
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at February 28, 2019)
Asset-Backed Securities — Non-Agency	13.5
Commercial Mortgage-Backed Securities - Agency	2.8
Commercial Mortgage-Backed Securities - Non-Agency	6.2
Commercial Paper	0.2
Common Stocks	0.0 (a)
Corporate Bonds & Notes	33.1
Foreign Government Obligations	3.2
Inflation-Indexed Bonds	0.3
Money Market Funds	2.0
Municipal Bonds	0.5
Residential Mortgage-Backed Securities - Agency	20.3
Residential Mortgage-Backed Securities - Non-Agency	4.3
Senior Loans	0.3
Treasury Bills	0.9
U.S. Government & Agency Obligations	0.3
U.S. Treasury Obligations	12.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2019)
AAA rating	54.8
AA rating	4.9
A rating	10.5
BBB rating	21.9
BB rating	2.9
B rating	2.4
CCC rating	0.5
CC rating	0.4
C rating	0.0 (a)
D rating	0.1
Not rated	1.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	151.3	(251.3)	(100.0)
Total Notional Market Value of Derivative Contracts	151.3	(251.3)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.

Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,012.90	1,020.98	3.84	3.86	0.77
Institutional Class	1,000.00	1,000.00	1,013.10	1,022.22	2.60	2.61	0.52
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 13.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2018-1 Class A
12/21/2020	3.700%	714,632	714,281
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	3.887%	7,500,000	7,401,232
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	724,121
Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,739,894
Series 2017-3 Class B
06/19/2023	2.240%	585,000	576,946
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,360,712
Subordinated, Series 2017-2 Class B
05/18/2022	2.400%	2,280,000	2,264,197
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	4.047%	5,250,000	5,227,394
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	4.057%	11,500,000	11,494,560
ARES XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class A
3-month USD LIBOR + 1.530% 07/18/2028	4.310%	14,000,000	14,004,928
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	4.067%	2,250,000	2,249,723
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	4.087%	5,250,000	5,252,163
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	4.039%	13,750,000	13,697,997
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	3.591%	16,975,000	16,830,882
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	3.952%	2,500,000	2,490,358
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,575,906
Series 2015-2A Class A
12/20/2021	2.630%	3,125,000	3,093,488
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,788,435
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,487,900
Series 2017-2A Class A
03/20/2024	2.970%	750,000	738,186
Ballyrock CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.590% 10/15/2028	4.377%	16,500,000	16,506,666
Barings CLO Ltd.(a),(b)
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	3.711%	3,000,000	2,970,849
Battalion CLO X Ltd.(a),(b)
Series 2016-10A Class A1
3-month USD LIBOR + 1.550% 01/24/2029	4.329%	4,750,000	4,752,038
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	3.831%	3,000,000	2,964,213
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.430% 10/20/2029	4.191%	9,500,000	9,570,281
California Republic Auto Receivables Trust
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,182,504
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A3
08/20/2021	2.020%	1,060,000	1,054,646
Capital One Multi-Asset Execution Trust
Series 2017-A3 Class A3
01/15/2025	2.430%	11,235,000	11,120,678
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.901%	2,231,000	2,209,275
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2012-4A Class AR
3-month USD LIBOR + 1.450% 01/20/2029	4.211%	6,250,000	6,252,587
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	3.887%	4,000,000	3,965,708
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% Floor 0.970% 04/17/2031	3.743%	7,000,000	6,897,219
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	3.815%	21,750,000	21,540,352
Catamaran CLO Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	4.021%	13,750,000	13,691,631
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	3.220%	1,065,586	1,058,521
CIFC Funding Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.110% Floor 1.110% 01/22/2031	3.871%	7,000,000	6,927,011
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	3.631%	6,000,000	5,913,696
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	3.953%	3,000,000	2,983,659
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	3.780%	5,000,000	4,926,040
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	3.801%	12,000,000	11,865,780
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	400,433	398,598
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	3.122%	717,059	651,689
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	3.840%	7,741,424	7,794,374
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	750,000	754,433
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	620,400
Subordinated, Series 2016-B Class B
09/15/2020	3.180%	381,283	381,358
Subordinated, Series 2017-C Class B
07/15/2021	2.300%	1,310,000	1,306,483
Credit Acceptance Auto Loan Trust(a)
Series 2016-3A Class A
04/15/2024	2.150%	1,259,829	1,256,724
Series 2017-1A Class A
10/15/2025	2.560%	685,000	683,695
Series 2018-2A Class A
05/17/2027	3.470%	515,000	515,099
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	6,300,000	6,299,898
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,234,375	1,215,427
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	3,907,602	3,941,945
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,488,750	1,485,058
Drive Auto Receivables Trust
Series 2017-3 Class C
07/15/2022	2.800%	1,515,000	1,513,913
Subordinated, Series 2018-1 Class B
02/15/2022	2.880%	4,171,161	4,169,919
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	1,581,260	1,582,011

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	4.217%	5,000,000	5,011,550
Dryden 33 Senior Loan Fund(a),(b),(c),(d),(e)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	4.500%	5,000,000	4,987,500
Dryden 49 Senior Loan Fund(a),(b)
Series 2017-49A Class A
3-month USD LIBOR + 1.210% 07/18/2030	3.990%	3,150,000	3,140,156
Dryden 75 CLO Ltd.(a),(b)
Series 2019-75A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 01/15/2029	3.715%	4,000,000	4,000,000
Dryden CLO Ltd.(a),(b)
Series 2018-71A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 01/15/2029	3.843%	5,500,000	5,496,782
DT Auto Owner Trust(a)
Series 2017-3A Class B
05/17/2021	2.400%	1,452,232	1,451,042
Series 2018-2A Class C
03/15/2024	3.670%	4,120,000	4,137,305
Series 2019-1A Class C
11/15/2024	3.610%	2,490,000	2,496,041
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	1,534,463	1,533,731
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	198,307	198,074
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	3.890%	279,928	280,872
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.290%	4,650,000	4,638,424
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	3.421%	2,226,859	2,213,648
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	3.840%	2,700,000	2,752,688
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	4.017%	13,000,000	12,989,496
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	4.007%	4,750,000	4,722,194
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	4.384%	20,000,000	20,086,400
Enterprise Fleet Financing LLC(a)
Series 2016-2 Class A2
02/22/2022	1.740%	328,420	327,459
Exeter Automobile Receivables Trust(a)
Series 2017-3A Class A
12/15/2021	2.050%	706,678	703,777
Series 2018-1A Class B
04/15/2022	2.750%	2,685,000	2,677,329
Series 2018-2A Class B
05/16/2022	3.270%	5,400,000	5,399,450
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/2022	2.200%	2,170,000	2,161,718
Flagship Credit Auto Trust(a)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	827,000	829,099
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,862,194
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	1,916,806	1,914,908
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	1,160,000	1,155,287
Subordinated, Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,882,262
Subordinated, Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,618,035
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	5,574,000	5,534,992
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,633,062

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	6,891,946
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	6,997,406
Ford Credit Auto Owner Trust
Series 2016-B Class A3
10/15/2020	1.330%	521,477	520,016
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	7,600,000	7,699,331
Galaxy XIX CLO Ltd.(a),(b)
Series 2015-19A Class A1R
3-month USD LIBOR + 1.220% 07/24/2030	3.999%	1,500,000	1,494,546
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	3.987%	2,225,000	2,210,041
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,077,292	2,042,704
GLS Auto Receivables Trust(a)
Subordinated, Series 2018-3A Class B
08/15/2023	3.780%	3,705,000	3,721,974
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	3.101%	919,964	857,266
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	3.797%	15,000,000	14,818,200
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	2,118,145	2,147,378
Series 2014-2A Class A
01/17/2073	3.610%	2,616,116	2,594,075
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,376,565
Series 2016-1A Class A
03/25/2020	2.320%	1,620,000	1,619,304
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,220,784
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,067,525
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	3.701%	3,818,319	3,851,520
ICG US CLO Ltd.(a),(b)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	4.052%	1,000,000	996,935
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
3-month USD LIBOR + 1.500% 10/20/2028	4.261%	18,400,000	18,405,446
KKR CLO Ltd.(a),(b)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	4.050%	9,000,000	8,969,742
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	3.574%	17,000,000	16,833,417
LCM XXIV Ltd.(a),(b)
Series 2024A Class A
3-month USD LIBOR + 1.310% Floor 1.310% 03/20/2030	4.071%	4,750,000	4,743,873
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	3.971%	1,643,000	1,637,754
Lendmark Funding Trust(a)
Series 2017-1A Class A
12/22/2025	2.830%	2,060,000	2,039,016
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	7,251,546
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.587%	710,000	701,562
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1R
3-month USD LIBOR + 1.120% 01/18/2027	3.900%	5,000,000	4,996,525
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	3.861%	1,050,000	1,041,620

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	3.881%	5,500,000	5,420,971
Mariner Finance Issuance Trust(a)
Series 2017-BA Class A
12/20/2029	2.920%	6,145,000	6,080,780
Marlette Funding Trust(a)
Subordinated, Series 2017-3A Class C
12/15/2024	4.010%	5,000,000	4,997,911
Subordinated, Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	1,016,598
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	5,101,425	5,169,286
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	2,251,133	2,281,145
Midocean Credit CLO VIII(a),(b)
Series 2018-8A Class A1
3-month USD LIBOR + 1.150% 02/20/2031	3.037%	8,000,000	7,914,440
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	3.537%	6,600,000	6,518,879
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	1,086,425	1,162,718
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	1,265,433	1,333,317
Mosaic Solar Loan Trust(a)
Series 2019-1A Class A
12/21/2043	4.370%	2,750,000	2,769,834
Subordinated, Series 2018-2GS Class B
02/22/2044	4.740%	2,500,000	2,451,377
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	3.989%	6,500,000	6,425,809
Navient Student Loan Trust(b)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	3.150%	5,966,674	5,932,341
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.130%	6,073,162	6,004,981
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.130%	2,708,543	2,706,352
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	3.660%	3,530,000	3,582,956
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.560%	13,281,000	13,378,391
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	3.440%	4,210,000	4,181,772
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR
3-month USD LIBOR + 2.650% 04/22/2029	5.411%	2,000,000	1,999,356
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	3.637%	7,000,000	6,957,188
NextGear Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
04/15/2021	2.740%	3,380,000	3,378,887
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,837,235
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,973,900
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	590,226
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,229,051
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	2.799%	8,300,000	8,301,057
OCP CLO Ltd.(a),(b)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	4.047%	4,500,000	4,484,723
Octagon Investment Partners 25 Ltd.(a),(b)
Series 2015-1A Class AR
3-month USD LIBOR + 0.800% Floor 0.800% 10/20/2026	3.561%	5,000,000	4,955,940

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	4.081%	5,550,000	5,549,856
OneMain Direct Auto Receivables Trust(a)
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,587,995
Subordinated, Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,191,602
Subordinated, Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,451,854
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/2026	3.190%	516,704	516,599
Series 2018-1A Class A
03/14/2029	3.300%	13,075,000	13,075,552
Subordinated, Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	980,467
Subordinated, Series 2017-1A Class C
09/14/2032	3.350%	800,000	794,579
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	4.011%	14,000,000	13,880,958
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	3.903%	8,000,000	7,924,520
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	4.031%	11,750,000	11,744,548
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	3.913%	6,000,000	5,980,998
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	6,249,338	6,250,222
Santander Drive Auto Receivables Trust
Series 2018-2 Class B
09/15/2022	3.030%	3,275,000	3,276,480
Subordinated, Series 2016-2 Class C
11/15/2021	2.660%	2,643,034	2,640,061
Subordinated, Series 2017-3 Class C
12/15/2022	2.760%	1,200,000	1,196,323
Subordinated, Series 2018-5 Class C
12/16/2024	3.810%	4,660,000	4,712,453
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	6,513,308	6,514,242
Scholar Funding Trust(a),(b)
Series 2011-A Class A
3-month USD LIBOR + 0.900% Floor 0.900% 10/28/2043	3.665%	633,996	633,990
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	3.957%	10,250,000	10,129,737
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	3.839%	11,000,000	10,860,212
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	659,789	654,402
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	2,101,500	2,087,648
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	3.321%	5,120,000	5,112,019
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	3.521%	4,296,304	4,257,343
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.971%	1,165,000	1,078,420
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	3.971%	1,165,000	1,118,267
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	4.621%	1,165,000	1,181,486
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	4.621%	4,060,000	4,098,780
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.871%	6,345,118	6,344,979

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	4.621%	1,165,000	1,185,604
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	4.621%	1,165,000	1,184,714
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	5.021%	1,165,000	1,194,534
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	5.021%	1,165,000	1,195,180
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% Floor 1.150% 10/25/2034	3.660%	3,285,000	3,328,053
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	3.210%	6,978,913	6,866,951
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	3.160%	3,435,707	3,394,144
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	2,800,000	2,818,518
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	3,025,000	3,013,449
Series 2018-2 Class A2
04/26/2027	3.350%	9,785,000	9,754,456
Subordinated, Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,000,522
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	1,910,672	1,889,199
Series 2016-C Class A2B
12/27/2032	2.360%	1,325,610	1,298,343
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	786,750
Series 2017-D Class A2FX
09/25/2040	2.650%	1,500,000	1,473,640
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	200,904
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	329,018
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,504,480
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	3.440%	284,903	285,129
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	3.835%	6,000,000	5,914,374
Sound Point CLO XII Ltd.(a),(b)
Series 2016-2A Class A
3-month USD LIBOR + 1.660% Floor 1.660% 10/20/2028	4.421%	15,000,000	15,008,595
Sound Point CLO XVI Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	4.051%	6,250,000	6,249,850
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	540,844	540,863
Series 2016-AA Class A
11/15/2029	2.900%	8,402,398	8,371,797
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,442,659
Subordinated, Series 2017-AA Class B
07/15/2030	3.100%	600,000	589,486
Sunrun Athena Issuer LLC(a),(d)
Series 2018-1 Class A
04/30/2049	5.310%	1,959,743	1,978,090
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% Floor 0.750% 01/15/2024	3.537%	38,099	38,112
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,337,813
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	4.013%	13,000,000	12,968,098
Tesla Auto Lease Trust(a)
Series 2018-B Class C
10/20/2021	4.360%	1,800,000	1,810,279

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	3.961%	6,750,000	6,682,858
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	4.061%	10,000,000	9,819,500
TICP CLO IX Ltd.(a),(b)
Series 2017-9A Class A
3-month USD LIBOR + 1.140% 01/20/2031	3.901%	10,000,000	9,925,060
Toyota Auto Receivables Owner Trust
Series 2016-B Class A3
04/15/2020	1.300%	237,692	237,193
Trinitas CLO VI Ltd.(a),(b)
Series 2017-6A Class A
3-month USD LIBOR + 1.320% 07/25/2029	4.091%	6,000,000	6,000,336
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	4.371%	9,000,000	8,883,063
Trintas CLO Ltd.(a),(b)
Series 2016-5A Class A
3-month USD LIBOR + 1.700% 10/25/2028	4.471%	16,175,000	16,185,061
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	281,581	280,770
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	3.997%	7,500,000	7,475,497
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	3.831%	10,000,000	9,898,270
Voya CLO Ltd.(a),(b),(d),(e)
Series 2019-1A Class A
3-month USD LIBOR + 1.170% Floor 1.170% 04/15/2029	3.500%	1,100,000	1,100,000
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	4.237%	7,000,000	7,001,589
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.941%	9,000,000	8,780,083
Wellfleet CLO Ltd.(a),(b)
Series 2018-1A Class SUB
3-month USD LIBOR + 1.100% Floor 1.100% 07/17/2031	3.873%	17,000,000	16,777,368
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
3-month USD LIBOR + 1.530% 07/20/2028	4.291%	15,000,000	15,007,290
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class B
10/17/2022	3.260%	4,525,000	4,526,044
World Financial Network Credit Card Master Trust
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	4,995,900
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	4.077%	4,000,000	3,989,612
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	3.737%	5,500,000	5,432,334
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	3.976%	13,000,000	12,797,135
Total Asset-Backed Securities — Non-Agency (Cost $1,076,628,450)			1,073,833,753

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal Home Loan Mortgage Corp.
01/01/2027	3.275%	2,956,168	2,990,451
08/01/2031	3.513%	2,771,763	2,746,110
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K028 Class X1
02/25/2023	0.294%	121,703,421	1,165,116
CMO Series K055 Class X1
03/25/2026	1.366%	2,145,787	168,959
CMO Series K057 Class X1
07/25/2026	1.191%	2,513,226	181,782
CMO Series K059 Class X1
09/25/2026	0.316%	7,383,116	151,678

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series K060 Class X1
10/25/2026	0.077%	26,738,803	185,070
CMO Series K152 Class X1
01/25/2031	0.953%	4,367,545	356,411
CMO Series K718 Class X1
01/25/2022	0.623%	22,648,359	343,367
Series K069 Class X1
09/25/2027	0.369%	39,474,835	1,126,813
Series K728 Class X1
08/25/2024	0.415%	289,439,415	5,698,078
Series K729 Class X1
10/25/2024	0.366%	182,629,314	3,220,284
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,916,132
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,901,499
Series K155 Class A3
04/25/2033	3.750%	6,935,000	7,060,463
Series KJ18 Class A1
03/25/2022	2.455%	4,462,083	4,432,785
Series KP03 Class A2
07/25/2019	1.780%	253,033	252,105
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	6,456,571
Series K158 Class A3
10/25/2033	3.900%	4,385,000	4,486,996
Federal National Mortgage Association
04/01/2027	3.320%	3,771,000	3,799,161
03/01/2028	3.690%	4,129,647	4,267,998
05/01/2028	2.780%	2,115,000	2,043,816
05/01/2028	3.010%	3,093,169	3,047,892
11/01/2028	2.810%	1,736,000	1,674,187
02/01/2029	4.140%	6,491,473	6,955,557
06/01/2029	3.210%	10,500,000	10,407,149
08/01/2029	3.245%	10,862,805	10,812,492
09/01/2029	3.180%	14,365,000	14,145,064
10/01/2029	3.200%	8,558,036	8,482,132
11/01/2029	3.100%	7,940,000	7,790,350
12/01/2029	3.090%	2,992,722	2,937,063
02/01/2030	3.370%	12,000,000	12,057,363
06/01/2030	3.710%	6,650,000	6,835,626
11/01/2030	3.820%	9,109,000	9,458,115
11/01/2031	2.770%	5,342,888	5,107,369
11/01/2031	3.400%	1,500,000	1,460,180
10/01/2032	3.180%	6,067,049	5,913,814
01/01/2037	3.610%	4,573,515	4,624,021
11/01/2037	3.210%	7,211,816	6,798,084
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(f)
Series 2013-M6 Class 1AC
02/25/2043	3.603%	5,225,000	5,185,269
Government National Mortgage Association(f),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.091%	10,663,945	181,338
CMO Series 2013-162 Class IO
09/16/2046	0.735%	83,248,233	2,885,484
CMO Series 2014-134 Class IA
01/16/2055	0.591%	24,222,611	581,449
CMO Series 2015-101 Class IO
03/16/2052	0.825%	16,012,806	835,744
CMO Series 2015-114
03/15/2057	0.938%	4,349,162	252,234
CMO Series 2015-120 Class IO
03/16/2057	0.857%	18,992,532	1,060,477
CMO Series 2015-125 Class IB
01/16/2055	1.285%	60,164,783	3,391,459
CMO Series 2015-125 Class IO
07/16/2055	0.775%	47,527,839	2,207,007
CMO Series 2015-146 Class IC
07/16/2055	0.845%	38,477,079	2,057,431
CMO Series 2015-171 Class IO
11/16/2055	0.870%	13,061,434	767,842
CMO Series 2015-174 Class IO
11/16/2055	0.941%	52,443,974	2,742,883
CMO Series 2015-21 Class IO
07/16/2056	0.990%	13,395,574	767,353
CMO Series 2015-29 Class EI
09/16/2049	0.750%	36,538,659	1,966,090
CMO Series 2015-41 Class IO
09/16/2056	0.628%	5,424,615	252,823
CMO Series 2015-6 Class IO
02/16/2051	0.720%	14,768,916	661,370
CMO Series 2015-70 Class IO
12/16/2049	1.033%	21,200,109	1,312,751
CMO Series 2016-39 Class IO
01/16/2056	0.833%	7,239,950	414,443
Series 2014-101 Class IO
04/16/2056	0.810%	49,807,512	2,439,124
Series 2016-152 Class IO
08/15/2058	0.926%	22,297,470	1,673,860
Series 2017-168 Class IO
12/16/2059	0.657%	34,399,754	2,130,587
Series 2018-110 Class IA
11/16/2059	0.737%	50,601,077	3,081,499

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2 Class IO
12/16/2059	0.783%	18,506,435	1,265,235
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.857%	661,796	660,165
Government National Mortgage Association(f)
Series 2003-88 Class Z
03/16/2046	4.625%	706,621	720,775
Total Commercial Mortgage-Backed Securities - Agency (Cost $229,724,100)			223,952,795

Commercial Mortgage-Backed Securities - Non-Agency 6.4%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,190,948
225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	2,650,000	2,659,661
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,021,396
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,001,099
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	855,002
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	724,966
BBCMS Mortgage Trust(a),(f)
Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,599,533
BBCMS Mortgage Trust(f),(g)
Series 2018-C2 Class XA
12/15/2051	0.774%	61,976,136	3,742,218
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,210,399
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	27,000,000	27,313,602
Series 2018-B8 Class A5
01/15/2052	4.232%	3,500,000	3,676,088
Benchmark Mortgage Trust(f),(g)
Series 2018-B8 Class XA
01/15/2052	0.669%	18,266,094	935,717
Benchmark Mortgage Trust(f)
Subordinated, Series 2018-B8 Class C
01/15/2052	4.875%	3,000,000	3,110,933
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXP Trust(a),(f)
Subordinated, Series 2017-GM Class D
06/13/2039	3.425%	2,500,000	2,375,511
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	16,061,775
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	9,912,023
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	19,622,990
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,788,007
CGRBS Commercial Mortgage Trust(a)
Series 2013-VNO5 Class A
03/13/2035	3.369%	2,020,000	2,046,364
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,036,807
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	7,973,654
Citigroup Commercial Mortgage Trust(f)
Subordinated, Series 2016-P5 Class C
10/10/2049	4.321%	2,610,000	2,573,524
CityLine Commercial Mortgage Trust(a),(f)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,456,191
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,273,371
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,251,563
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,764,707	1,777,240
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,753,260
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,975,000	3,080,909
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,205,366
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,110,601
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,626,548

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS6 Class A5
12/10/2047	3.644%	7,300,000	7,438,042
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,625,272
Series 2015-DC1 Class A5
02/10/2048	3.350%	18,924,000	18,904,431
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	830,833
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,834,826
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,193,697
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	4,919,395
Commercial Mortgage Trust(f)
Series 2013-CR9 Class A4
07/10/2045	4.233%	2,427,625	2,540,380
Commercial Mortgage Trust(a),(f)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	6,401,834
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,119,829
Core Industrial Trust(a),(f)
Subordinated, Series 2015-TEXW Class E
02/10/2034	3.849%	1,000,000	991,676
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	1,915,670	1,882,352
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,009,746
CSAIL Commercial Mortgage Trust(f)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,240,940
Subordinated, Series 2017-C8 Class C
06/15/2050	4.317%	3,960,000	3,886,429
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	4.189%	2,784,417	2,763,512
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	4.489%	10,952,040	10,876,208
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,819,627
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBWF Mortgage Trust(a),(f)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,941,347
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,863,472
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	13,766,500	13,864,935
Series 2015-GC34 Class A3
10/10/2048	3.244%	15,000,000	14,934,832
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,346,029
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,747,877
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,676,602
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,816,830
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,518,636
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,467,623
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,181,290	1,158,750
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,570,808
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	360,156
JPMBB Commercial Mortgage Securities Trust(a)
Subordinated, Series 2014-C26 Class E
01/15/2048	4.000%	2,480,000	1,977,478
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,189,640
JPMDB Commercial Mortgage Securities Trust(f)
Subordinated, Series 2016-C4 Class C
12/15/2049	3.093%	1,436,000	1,326,320
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2012-HSBC Class A
07/05/2032	3.093%	491,371	492,524
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A3
01/15/2046	3.525%	3,960,000	3,959,113

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-C13 Class A4
01/15/2046	3.991%	4,795,000	4,942,735
JPMorgan Chase Commercial Mortgage Securities Trust(a),(f)
Series 2016-NINE Class A
10/06/2038	2.854%	3,235,000	3,098,618
JPMorgan Chase Commercial Mortgage Securities Trust(f)
Subordinated, Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,053,751
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,425,882
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	802,650
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	2,705,000	2,731,439
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,963,858
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	519,277
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	999,022
Morgan Stanley Bank of America Merrill Lynch Trust(a),(f)
Subordinated, Series 2013-C13 Class E
11/15/2046	4.909%	1,000,000	887,898
Morgan Stanley Bank of America Merrill Lynch Trust(f)
Subordinated, Series 2017-C34 Class C
11/15/2052	4.186%	2,840,000	2,772,423
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,034,485
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	1,952,000	1,992,793
RBS Commercial Funding, Inc., Trust(a),(f)
Series 2013-GSP Class A
01/13/2032	3.834%	2,420,000	2,485,256
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,944,738
SLIDE (a),(b)
Series 2018-FUN Class F
1-month USD LIBOR + 3.000% Floor 3.000% 06/15/2031	5.489%	2,472,036	2,475,090
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	3.959%	2,508,294	2,487,380
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,714,360
Series 2018-C8 Class A3
02/15/2051	3.720%	27,000,000	27,244,777
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,562,190
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,746,664
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,943,627
UBS-Barclays Commercial Mortgage Trust(a),(f)
Subordinated, Series 2013-C5 Class C
03/10/2046	4.079%	5,000,000	4,993,446
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2013-120B Class A
03/18/2028	2.710%	1,600,000	1,591,078
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,925,400
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	20,550,474
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated, Series 2018-BXI Class C
1-month USD LIBOR + 1.156% Floor 1.156% 12/15/2036	3.645%	1,600,000	1,599,026
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C4 Class A3
06/15/2044	4.394%	239,817	239,890
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	39,819	39,814
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,354,888
WF-RBS Commercial Mortgage Trust(f)
Subordinated, Series 2014-LC14 Class AS
03/15/2047	4.351%	5,000,000	5,106,661

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust(a),(f)
Subordinated, Series 2014-LC14 Class D
03/15/2047	4.586%	4,350,000	4,039,287
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $506,100,953)			495,728,144

Commercial Paper 0.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.2%
Ford Motor Credit Co. LLC(a)
04/04/2019	3.650%	6,500,000	6,477,321
04/09/2019	3.590%	10,000,000	9,960,774
Total			16,438,095
Total Commercial Paper (Cost $16,447,881)			16,438,095

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(c),(d),(h)	1,728	346
Total Energy		346
Total Common Stocks (Cost $7,496)		346

Corporate Bonds & Notes 33.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,518,913
Boeing Co. (The)
03/01/2039	3.500%	684,000	646,832
Bombardier, Inc.(a)
12/01/2021	8.750%	130,000	142,629
12/01/2024	7.500%	3,250,000	3,306,326
03/15/2025	7.500%	3,275,000	3,302,877
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,643,508
General Dynamics Corp.
05/11/2021	3.000%	9,065,000	9,101,514
L3 Technologies, Inc.
06/15/2028	4.400%	4,990,000	5,127,664
Lockheed Martin Corp.
12/15/2042	4.070%	1,350,000	1,322,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
01/15/2025	2.930%	3,950,000	3,833,345
10/15/2047	4.030%	1,005,000	940,275
Spirit AeroSystems, Inc.
06/15/2028	4.600%	1,390,000	1,381,465
Textron, Inc.
03/01/2024	4.300%	690,000	703,287
03/01/2025	3.875%	300,000	297,384
TransDigm, Inc.
05/15/2025	6.500%	175,000	174,275
Total			33,442,954
Agencies 0.0%
Israel Government AID Bond(i)
03/15/2022	0.000%	2,025,000	1,843,880
Airlines 0.3%
American Airlines Pass-Through Trust
01/15/2023	4.950%	531,035	546,821
Series 2015-2 Class B
09/22/2023	4.400%	2,584,354	2,570,750
Series 2016-1 Class B
01/15/2024	5.250%	336,789	343,931
Series 2016-2 Class AA
06/15/2028	3.200%	998,445	951,793
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	2,643,164	2,766,465
10/29/2024	4.000%	1,871,115	1,876,270
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,480,101	2,612,529
Delta Air Lines, Inc.
04/19/2023	3.800%	1,750,000	1,741,841
04/19/2028	4.375%	1,044,000	1,005,211
Southwest Airlines Co.
11/16/2027	3.450%	533,000	518,441
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	524,020	559,070
06/03/2025	4.625%	2,891,115	2,963,439
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	561,945	565,335
Series 2016-1 Class AA
07/07/2028	3.100%	6,593,275	6,244,498
Series 2016-1 Class B
01/07/2026	3.650%	174,641	169,222
Series 2016-2 Class B
04/07/2027	3.650%	306,308	295,136
Total			25,730,752

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2029	4.900%	6,245,000	6,304,252
Essex Portfolio LP
05/01/2023	3.250%	514,000	507,089
Total			6,811,341
Automotive 1.6%
American Honda Finance Corp.
10/10/2023	3.625%	4,745,000	4,846,638
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,370,763
04/12/2023	3.450%	1,623,000	1,633,499
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	3.207%	1,030,000	1,027,823
Daimler Finance North America LLC(a)
03/02/2020	2.250%	1,500,000	1,486,966
05/04/2020	3.100%	2,135,000	2,129,157
02/12/2021	2.300%	1,126,000	1,105,342
05/04/2021	3.350%	3,555,000	3,554,566
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	112,193
Ford Motor Co.
02/01/2029	6.375%	740,000	735,208
01/15/2043	4.750%	2,640,000	2,015,130
12/08/2046	5.291%	1,415,000	1,140,438
Ford Motor Credit Co. LLC
11/04/2019	2.597%	1,827,000	1,819,056
01/15/2020	8.125%	800,000	829,500
06/12/2020	2.425%	1,485,000	1,458,352
11/02/2020	2.343%	6,075,000	5,919,741
01/07/2022	5.596%	3,900,000	3,995,741
08/03/2022	2.979%	3,995,000	3,767,197
09/20/2022	4.250%	1,100,000	1,079,608
01/09/2024	3.810%	2,585,000	2,400,620
09/08/2024	3.664%	894,000	814,919
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.677%	3,610,000	3,478,239
3-month USD LIBOR + 1.080% 08/03/2022	3.818%	880,000	835,011
General Motors Co.
04/01/2025	4.000%	1,060,000	1,033,093
10/02/2043	6.250%	1,925,000	1,902,424
04/01/2048	5.400%	339,000	302,284
General Motors Financial Co., Inc.
07/13/2020	3.200%	1,200,000	1,200,482
04/09/2021	3.550%	7,235,000	7,241,360
06/19/2023	4.150%	4,650,000	4,653,446
04/13/2024	3.950%	1,672,000	1,627,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/07/2024	3.500%	620,000	586,394
03/01/2026	5.250%	5,050,000	5,118,766
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	3.647%	3,690,000	3,651,000
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	536,366
02/15/2023	3.350%	5,800,000	5,637,449
Hyundai Capital America(a)
03/19/2020	2.600%	680,000	673,938
09/18/2020	2.750%	7,576,000	7,487,217
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	2,925,000	2,705,815
Lear Corp.
03/15/2024	5.375%	1,242,000	1,271,475
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,104,541
Nissan Motor Acceptance Corp.(a)
09/21/2021	3.650%	1,500,000	1,493,472
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,101,655
Schaeffler Finance BV(a)
05/15/2023	4.750%	5,590,000	5,611,399
Toyota Motor Credit Corp.
04/13/2021	2.950%	1,107,000	1,110,506
01/08/2029	3.650%	6,680,000	6,786,306
Volkswagen Group of America Finance LLC(a)
05/22/2020	2.400%	640,000	634,564
11/13/2020	3.875%	2,125,000	2,147,514
11/12/2021	4.000%	2,965,000	3,002,095
11/13/2028	4.750%	6,125,000	6,081,941
Total			122,258,274
Banking 8.5%
AIB Group PLC(a)
10/12/2023	4.750%	5,905,000	5,937,253
Ally Financial, Inc.
03/30/2020	4.125%	50,000	50,315
03/30/2025	4.625%	150,000	152,938
Subordinated
11/20/2025	5.750%	350,000	372,183
American Express Co.
05/17/2021	3.375%	9,125,000	9,200,464
08/03/2023	3.700%	1,195,000	1,215,915
02/22/2024	3.400%	8,965,000	8,987,466
Australia & New Zealand Banking Group Ltd.
11/09/2020	2.250%	715,000	706,710
Banco Santander SA(a)
11/09/2022	4.125%	150,000	150,575

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
02/23/2023	3.125%	800,000	776,433
04/12/2023	3.848%	2,000,000	1,988,296
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	3.917%	1,400,000	1,381,101
Bank of America Corp.
10/19/2020	2.625%	1,600,000	1,592,397
01/11/2023	3.300%	2,000,000	2,008,616
01/22/2024	4.125%	3,000,000	3,102,513
Subordinated
01/22/2025	4.000%	795,000	797,790
04/21/2025	3.950%	2,500,000	2,499,732
03/03/2026	4.450%	2,000,000	2,039,088
Bank of America Corp.(j)
07/21/2021	2.369%	2,470,000	2,444,505
12/20/2023	3.004%	1,294,000	1,277,743
03/05/2024	3.550%	4,318,000	4,339,378
10/01/2025	3.093%	3,210,000	3,129,968
04/24/2028	3.705%	4,915,000	4,844,317
03/05/2029	3.970%	3,687,000	3,695,617
07/23/2029	4.271%	8,800,000	9,039,342
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,288,685
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	6,350,000	6,333,096
Bank of Montreal
04/13/2021	3.100%	3,287,000	3,297,643
08/27/2021	1.900%	5,400,000	5,268,213
Bank of Montreal(b)
3-month USD LIBOR + 0.460% 04/13/2021	3.257%	1,400,000	1,403,055
Bank of Montreal, Subordinated(j)
12/15/2032	3.803%	1,068,000	1,019,126
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	800,000	804,305
01/29/2023	2.950%	995,000	989,471
08/16/2023	2.200%	3,185,000	3,060,756
09/11/2024	3.250%	1,960,000	1,957,538
Bank of Nova Scotia (The)
04/20/2021	3.125%	2,016,000	2,023,929
Bank of Nova Scotia (The), Subordinated
12/16/2025	4.500%	693,000	711,267
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,217,707
Barclays PLC
01/10/2023	3.684%	4,045,000	4,004,303
03/16/2025	3.650%	270,000	260,250
01/10/2028	4.337%	3,713,000	3,597,507
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC(j)
02/15/2023	4.610%	708,000	715,089
05/16/2029	4.972%	7,460,000	7,540,128
BB&T Corp.
12/06/2023	3.750%	7,210,000	7,394,295
BBVA Bancomer SA(a)
Junior Subordinated
04/22/2020	7.250%	200,000	207,129
BNP Paribas SA(a)
03/01/2023	3.500%	2,435,000	2,408,770
01/09/2025	3.375%	2,075,000	2,007,614
08/14/2028	4.400%	345,000	348,341
BNP Paribas SA(a),(j)
01/10/2030	5.198%	3,270,000	3,445,099
BNZ International Funding Ltd.(a)
02/21/2020	2.400%	4,325,000	4,300,335
BPCE SA(a)
01/11/2028	3.250%	460,000	438,966
Subordinated
07/11/2024	4.625%	4,200,000	4,207,220
07/21/2024	5.150%	1,578,000	1,618,727
Capital One Financial Corp.
05/12/2020	2.500%	1,915,000	1,901,262
04/30/2021	3.450%	10,575,000	10,625,675
01/29/2024	3.900%	435,000	437,769
10/30/2024	3.300%	6,095,000	5,895,889
Capital One NA
01/31/2020	2.350%	2,430,000	2,415,962
07/23/2021	2.950%	1,050,000	1,040,074
Citibank NA
05/01/2020	3.050%	14,260,000	14,258,945
07/23/2021	3.400%	995,000	1,003,244
Citigroup, Inc.
08/09/2020	5.375%	5,000,000	5,164,105
03/30/2021	2.700%	4,340,000	4,312,350
05/01/2026	3.400%	8,375,000	8,158,104
Subordinated
06/10/2025	4.400%	4,250,000	4,322,288
05/18/2046	4.750%	2,910,000	2,860,009
Citigroup, Inc.(j)
01/24/2023	3.142%	4,155,000	4,138,999
07/24/2023	2.876%	2,064,000	2,033,992
Junior Subordinated
12/31/2049	5.950%	5,000,000	5,032,150
Comerica, Inc.
05/23/2019	2.125%	645,000	644,056
07/31/2023	3.700%	4,500,000	4,560,898
Subordinated
07/22/2026	3.800%	900,000	884,240

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Compass Bank
09/29/2019	2.750%	1,400,000	1,396,416
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,498,169
Subordinated
08/04/2025	4.375%	1,506,000	1,536,036
Credit Agricole SA(a)
07/01/2021	2.375%	817,000	803,235
04/24/2023	3.750%	6,805,000	6,782,673
Credit Suisse AG, Subordinated(a)
08/08/2023	6.500%	1,030,000	1,101,786
Credit Suisse Group AG(a),(j)
12/14/2023	2.997%	930,000	899,545
01/12/2029	3.869%	638,000	613,098
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	4,886,680
Danske Bank A/S(a)
03/02/2020	2.200%	1,845,000	1,817,004
09/12/2023	3.875%	3,995,000	3,871,459
01/12/2024	5.375%	4,800,000	4,943,822
Deutsche Bank AG
01/22/2021	3.150%	4,945,000	4,839,167
05/12/2021	3.375%	1,988,000	1,954,896
02/14/2022	5.000%	9,400,000	9,457,989
01/13/2026	4.100%	890,000	827,407
Discover Bank
08/08/2023	4.200%	4,000,000	4,088,920
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,823,608
11/21/2022	3.850%	1,000,000	1,005,056
01/30/2026	4.500%	6,215,000	6,257,100
Fifth Third Bancorp
03/01/2019	2.300%	310,000	309,995
06/15/2022	2.600%	1,595,000	1,570,105
First Tennessee Bank NA
12/01/2019	2.950%	2,010,000	2,006,076
Global Bank Corp.(a)
10/20/2021	4.500%	400,000	402,224
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	2,030,000	2,102,972
01/24/2022	5.750%	3,800,000	4,056,948
07/08/2024	3.850%	2,885,000	2,906,643
01/23/2025	3.500%	4,375,000	4,303,556
01/26/2027	3.850%	2,855,000	2,802,351
Subordinated
10/21/2025	4.250%	3,644,000	3,666,954
05/22/2045	5.150%	2,410,000	2,425,894
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	3,005,000	2,957,136
04/23/2029	3.814%	2,795,000	2,714,943
Junior Subordinated
12/31/2049	5.700%	5,000,000	5,010,740
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	3.401%	2,152,000	2,131,190
HSBC Holdings PLC
03/08/2021	3.400%	1,867,000	1,876,173
HSBC Holdings PLC(b)
3-month USD LIBOR + 0.600% 05/18/2021	3.283%	4,415,000	4,409,486
HSBC Holdings PLC(j)
05/18/2024	3.950%	1,140,000	1,150,854
09/12/2026	4.292%	4,415,000	4,469,631
06/19/2029	4.583%	998,000	1,021,596
Junior Subordinated
12/31/2049	6.000%	877,000	854,178
Huntington National Bank (The)
04/01/2019	2.200%	1,500,000	1,499,194
ING Groep NV(a)
01/06/2026	4.625%	6,890,000	7,099,360
ING Groep NV
10/02/2028	4.550%	1,880,000	1,923,270
JPMorgan Chase & Co.
04/23/2019	6.300%	5,000,000	5,025,371
10/15/2020	4.250%	2,000,000	2,038,284
01/24/2022	4.500%	1,000,000	1,040,142
07/15/2025	3.900%	9,040,000	9,246,618
10/01/2026	2.950%	1,180,000	1,128,130
Subordinated
05/01/2023	3.375%	1,000,000	998,929
09/10/2024	3.875%	5,440,000	5,502,478
JPMorgan Chase & Co.(j)
06/18/2022	3.514%	7,438,000	7,504,808
04/23/2024	3.559%	2,541,000	2,553,298
12/05/2024	4.023%	5,315,000	5,443,363
03/01/2025	3.220%	4,555,000	4,503,506
02/01/2028	3.782%	1,430,000	1,427,533
05/01/2028	3.540%	3,600,000	3,534,102
01/23/2029	3.509%	3,570,000	3,473,828
04/23/2029	4.005%	3,180,000	3,212,843
11/15/2048	3.964%	2,475,000	2,321,738
01/23/2049	3.897%	2,814,000	2,613,154
Junior Subordinated
12/31/2049	5.300%	5,905,000	5,977,159
12/31/2049	6.100%	5,000,000	5,210,990
JPMorgan Chase Bank NA(j)
04/26/2021	3.086%	2,750,000	2,750,195

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KeyCorp
10/29/2025	4.150%	2,865,000	2,961,510
Lloyds Bank PLC
05/07/2021	3.300%	3,200,000	3,203,408
Lloyds Banking Group PLC
08/16/2023	4.050%	6,195,000	6,240,496
03/22/2028	4.375%	1,975,000	1,975,616
Subordinated
11/04/2024	4.500%	5,560,000	5,529,453
Lloyds Banking Group PLC(j)
11/07/2023	2.907%	3,463,000	3,351,751
M&T Bank Corp.
07/25/2019	2.250%	3,000,000	2,994,102
Macquarie Group Ltd.(a),(j)
11/28/2023	3.189%	1,672,000	1,630,009
01/15/2030	5.033%	5,090,000	5,201,527
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	6,428,000	6,522,755
Mitsubishi UFJ Financial Group, Inc.(e)
03/07/2029	3.741%	6,805,000	6,811,016
Mizuho Financial Group, Inc.(j)
09/11/2024	3.922%	2,668,000	2,715,240
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.691%	3,240,000	3,253,699
Morgan Stanley
10/23/2024	3.700%	4,099,000	4,117,933
07/23/2025	4.000%	225,000	228,612
01/27/2026	3.875%	3,665,000	3,675,768
Subordinated
11/24/2025	5.000%	4,950,000	5,202,420
Morgan Stanley(j)
07/22/2028	3.591%	7,245,000	7,039,938
01/24/2029	3.772%	4,315,000	4,249,680
01/23/2030	4.431%	2,885,000	2,982,115
04/22/2039	4.457%	310,000	313,184
Junior Subordinated
12/31/2049	5.450%	5,000,000	5,012,240
MUFG Union Bank NA
05/06/2019	2.250%	825,000	823,985
National Australia Bank Ltd.
11/04/2021	3.700%	7,540,000	7,642,024
Nationwide Building Society(a)
01/21/2020	2.350%	1,307,000	1,295,934
Nationwide Building Society(a),(j)
08/01/2024	4.363%	6,125,000	6,164,708
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	2,005,000	1,913,281
PNC Bank NA
04/29/2021	2.150%	2,050,000	2,011,280
Royal Bank of Canada(b)
3-month USD LIBOR + 0.390% 04/30/2021	3.141%	4,710,000	4,712,901
Royal Bank of Canada
04/30/2021	3.200%	12,775,000	12,849,964
10/05/2023	3.700%	2,698,000	2,746,027
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,098,000	2,083,079
Royal Bank of Scotland Group PLC(j)
01/27/2030	5.076%	2,215,000	2,273,394
Santander Holdings U.S.A., Inc.
03/28/2022	3.700%	3,920,000	3,908,467
Santander UK Group Holdings PLC
08/05/2021	2.875%	3,675,000	3,619,107
Santander UK Group Holdings PLC(j)
11/15/2024	4.796%	7,520,000	7,674,935
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	4,777,000	4,657,685
Santander UK PLC
01/05/2021	2.500%	1,790,000	1,766,444
06/01/2021	3.400%	4,377,000	4,384,170
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	3.246%	3,415,000	3,411,609
Societe Generale SA(a)
09/16/2020	2.625%	808,000	801,641
Standard Chartered PLC(a),(j)
03/15/2024	3.885%	3,830,000	3,793,699
Sumitomo Mitsui Financial Group, Inc.
10/19/2021	2.442%	515,000	504,066
07/12/2022	2.784%	1,720,000	1,693,648
SunTrust Banks, Inc.
05/01/2019	2.500%	1,770,000	1,769,450
03/03/2021	2.900%	920,000	917,430
05/01/2025	4.000%	3,735,000	3,851,801
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	6,045,243
Synchrony Financial
07/23/2025	4.500%	2,135,000	2,088,357
Toronto-Dominion Bank (The)
07/19/2023	3.500%	3,660,000	3,721,576

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp(j)
Junior Subordinated
12/31/2049	5.300%	2,980,000	2,987,009
UBS AG(a)
12/01/2020	2.450%	1,841,000	1,821,780
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,561,195
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,051,912
Wells Fargo & Co.
07/22/2022	2.625%	5,465,000	5,367,002
04/22/2026	3.000%	7,200,000	6,899,645
10/23/2026	3.000%	8,225,000	7,848,706
12/07/2046	4.750%	609,000	614,194
Wells Fargo Bank NA(j)
07/23/2021	3.325%	5,335,000	5,348,348
Wells Fargo Bank NA
10/22/2021	3.625%	2,996,000	3,031,206
Westpac Banking Corp.
01/11/2022	2.800%	1,961,000	1,947,265
05/15/2023	3.650%	800,000	811,590
Zions Bancorp NA
08/27/2021	3.500%	1,096,000	1,099,241
Total			663,598,704
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp. (The)
02/01/2024	3.550%	1,700,000	1,731,175
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	2,855,418
01/20/2043	6.500%	600,000	591,803
Jefferies Group LLC/Capital Finance, Inc.
01/23/2030	4.150%	678,000	592,605
Nasdaq, Inc.
01/15/2020	5.550%	600,000	612,877
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,081,797
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	1,741,014
Stifel Financial Corp.
12/01/2020	3.500%	980,000	982,438
07/18/2024	4.250%	750,000	757,908
Total			10,947,035
Building Materials 0.2%
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	378,816
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	148,000	137,952
CRH America Finance, Inc.(a)
04/04/2048	4.500%	2,670,000	2,349,018
Fortune Brands Home & Security, Inc.
09/21/2023	4.000%	5,150,000	5,216,775
Standard Industries, Inc.(a)
10/15/2025	6.000%	1,853,000	1,933,930
02/15/2027	5.000%	1,250,000	1,196,754
Stanley Black & Decker, Inc.
11/01/2022	2.900%	1,335,000	1,321,232
U.S. Concrete, Inc.
06/01/2024	6.375%	2,925,000	2,904,847
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,241,559
Total			17,680,883
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,125,865
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	230,162
02/15/2026	5.750%	125,000	128,991
05/01/2027	5.125%	758,000	746,327
05/01/2027	5.875%	516,000	530,406
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,116,875
07/23/2025	4.908%	2,403,000	2,487,934
02/15/2028	3.750%	450,000	421,907
10/23/2045	6.484%	4,170,000	4,483,688
Comcast Corp.
10/01/2021	3.450%	2,283,000	2,312,216
02/15/2028	3.150%	1,600,000	1,539,477
10/15/2028	4.150%	4,695,000	4,847,803
10/15/2030	4.250%	1,610,000	1,668,419
10/15/2038	4.600%	2,500,000	2,578,603
03/01/2048	4.000%	2,000,000	1,864,392
10/15/2048	4.700%	3,010,000	3,129,566
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	495,354
08/15/2024	3.150%	2,265,000	2,204,554
CSC Holdings LLC(a)
12/15/2021	5.125%	1,300,000	1,303,251
05/15/2026	5.500%	2,584,000	2,609,980
02/01/2028	5.375%	1,193,000	1,172,338
04/01/2028	7.500%	3,300,000	3,485,417
02/01/2029	6.500%	1,482,000	1,550,176
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,411,911
07/15/2022	5.875%	300,000	286,841
07/01/2026	7.750%	3,489,000	3,021,495

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intelsat Jackson Holdings SA
08/01/2023	5.500%	182,000	166,402
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	786,000	794,273
07/15/2025	9.750%	1,416,000	1,474,042
NBCUniversal Media LLC
04/30/2020	5.150%	2,280,000	2,338,742
01/15/2023	2.875%	720,000	715,360
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,250,000	1,222,069
Time Warner Cable LLC
02/01/2020	5.000%	1,500,000	1,522,379
09/01/2021	4.000%	1,500,000	1,515,303
07/01/2038	7.300%	215,000	242,653
09/01/2041	5.500%	5,371,000	5,081,159
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,455,000	1,840,931
UPCB Finance IV Ltd.(a)
01/15/2025	5.375%	1,000,000	1,023,356
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,825,432
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	313,000	313,311
08/15/2026	5.500%	244,000	245,196
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	1,800,000	1,703,866
Total			73,778,422
Chemicals 0.4%
Air Liquide Finance SA(a)
09/27/2023	2.250%	637,000	612,827
Albemarle Corp.
12/01/2024	4.150%	535,000	542,999
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	219,000	209,808
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,616,000	1,607,860
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	102,372
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,178,371
Chemours Co. (The)
05/15/2023	6.625%	182,000	188,943
Dow Chemical Co. (The)(a)
11/30/2028	4.800%	496,000	514,250
11/30/2048	5.550%	586,000	617,166
DowDuPont, Inc.
11/15/2048	5.419%	3,341,000	3,569,234
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eastman Chemical Co.
03/15/2025	3.800%	1,085,000	1,075,836
12/01/2028	4.500%	1,625,000	1,649,861
10/15/2044	4.650%	2,511,000	2,325,261
Ecolab, Inc.
12/08/2021	4.350%	766,000	794,095
Incitec Pivot Finance LLC(a)
12/10/2019	6.000%	1,000,000	1,019,009
International Flavors & Fragrances, Inc.
09/25/2020	3.400%	497,000	497,894
09/26/2048	5.000%	2,180,000	2,175,455
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	1,907,600
Mexichem SAB de CV(a)
01/15/2048	5.500%	4,250,000	3,908,551
Mosaic Co. (The)
11/15/2043	5.625%	985,000	1,003,759
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	88,000	89,060
PQ Corp.(a)
11/15/2022	6.750%	279,000	290,061
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,789,307
Sasol Financing USA LLC
03/27/2024	5.875%	645,000	668,104
Sherwin-Williams Co. (The)
08/01/2025	3.450%	755,000	740,169
Total			31,077,852
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
09/07/2021	3.150%	999,000	1,005,633
10/01/2021	1.931%	4,655,000	4,535,036
11/29/2022	2.550%	2,545,000	2,520,937
12/07/2023	3.650%	4,530,000	4,634,883
John Deere Capital Corp.
09/10/2021	3.125%	800,000	804,567
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,416,346
09/15/2026	5.875%	215,000	219,806
05/15/2027	5.500%	278,000	277,979
01/15/2028	4.875%	1,250,000	1,192,333
Total			20,607,520
Consumer Cyclical Services 0.4%
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,573,856
08/22/2047	4.050%	723,000	724,987

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Expedia Group, Inc.
02/15/2028	3.800%	4,440,000	4,195,560
Experian Finance PLC(a)
02/01/2029	4.250%	4,065,000	4,091,561
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,032,051
02/15/2025	4.750%	500,000	510,629
03/01/2026	4.000%	1,350,000	1,310,751
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	1,900,956
Western Union Co. (The)(b)
3-month USD LIBOR + 0.800% 05/22/2019	3.463%	5,000,000	5,003,280
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,368,772
Total			27,712,403
Consumer Products 0.2%
Central Garden & Pet Co.
02/01/2028	5.125%	1,328,000	1,231,790
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	1,548,000	1,512,675
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	668,036
Newell, Inc.
04/01/2026	4.200%	4,150,000	3,903,897
SC Johnson & Son, Inc.(a)
10/15/2046	4.750%	750,000	797,430
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	53,836
12/15/2026	5.250%	235,000	224,659
Unilever Capital Corp.
03/07/2022	3.000%	4,030,000	4,044,315
Valvoline, Inc.
08/15/2025	4.375%	1,022,000	970,301
Whirlpool Corp.
02/26/2029	4.750%	1,545,000	1,545,825
Total			14,952,764
Diversified Manufacturing 0.8%
EnerSys (a)
04/30/2023	5.000%	200,000	198,665
General Electric Co.
01/08/2020	5.500%	3,302,000	3,362,364
01/09/2020	2.200%	7,300,000	7,244,221
10/17/2021	4.650%	5,640,000	5,804,553
09/07/2022	3.150%	337,000	331,942
10/09/2022	2.700%	139,000	134,308
01/09/2023	3.100%	1,007,000	984,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/05/2026	5.550%	3,790,000	3,982,589
01/14/2038	5.875%	1,196,000	1,255,850
03/11/2044	4.500%	857,000	764,362
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	3.164%	5,380,000	4,090,742
Illinois Tool Works, Inc.
09/15/2021	3.375%	1,091,000	1,103,264
Itron, Inc.(a)
01/15/2026	5.000%	447,000	434,756
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,331,567
Kennametal, Inc.
06/15/2028	4.625%	6,345,000	6,206,489
Nvent Finance Sarl
04/15/2028	4.550%	4,420,000	4,374,739
Roper Technologies, Inc.
09/15/2023	3.650%	4,936,000	4,958,923
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	808,000	802,104
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,583,854
United Technologies Corp.
08/16/2023	3.650%	1,503,000	1,526,537
05/04/2047	4.050%	560,000	517,019
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,830,367
Wabtec Corp.(b)
3-month USD LIBOR + 1.050% 09/15/2021	3.838%	1,775,000	1,768,850
Wabtec Corp.
09/15/2028	4.700%	4,255,000	4,198,647
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	129,000	137,106
Total			60,928,169
Electric 2.7%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	886,455
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,723,885
AES Corp. (The)
09/01/2027	5.125%	118,000	121,486
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	7,000,000	6,922,678
Ameren Corp.
02/15/2026	3.650%	590,000	583,219

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	741,707
12/01/2028	4.300%	9,325,000	9,630,701
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,498,445
Arizona Public Service Co.
08/15/2048	4.200%	605,000	590,560
Black Hills Corp.
11/30/2023	4.250%	297,000	303,686
Calpine Corp.(a)
01/15/2024	5.875%	75,000	76,567
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,392,640
CenterPoint Energy Houston Electric LLC
02/01/2049	4.250%	4,425,000	4,554,307
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,149,750
11/15/2030	4.550%	1,905,000	1,940,086
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,449,746
CMS Energy Corp.
03/01/2024	3.875%	1,020,000	1,029,326
02/15/2027	2.950%	80,000	74,608
Commonwealth Edison Co.
08/15/2047	3.750%	860,000	804,993
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	460,000	504,694
06/15/2046	3.850%	1,310,000	1,220,105
06/15/2047	3.875%	1,640,000	1,528,642
11/15/2057	4.000%	577,000	517,541
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	700,798
Dominion Energy, Inc.(j)
Junior Subordinated
07/01/2019	2.962%	845,000	844,739
DTE Electric Co.
05/15/2048	4.050%	210,000	208,825
03/01/2049	3.950%	305,000	298,020
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,422,957
Duke Energy Carolinas LLC
12/01/2047	3.700%	1,678,000	1,566,450
Duke Energy Corp.
09/01/2026	2.650%	6,770,000	6,303,919
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
08/15/2025	3.250%	2,400,000	2,407,618
03/30/2044	4.375%	770,000	795,268
08/15/2045	4.200%	1,425,000	1,433,165
09/15/2047	3.600%	940,000	862,361
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,000,000	5,201,430
Enel Finance International NV(a)
09/14/2025	4.625%	4,940,000	4,947,227
04/06/2028	3.500%	2,370,000	2,129,225
Entergy Mississippi, Inc.
07/01/2023	3.100%	1,600,000	1,578,586
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,386,428
03/30/2029	4.000%	362,000	363,392
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,313,179
04/15/2046	4.450%	1,050,000	1,021,325
Exelon Corp.(j)
Junior Subordinated
06/01/2022	3.497%	5,630,000	5,594,728
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	1,967,300
FirstEnergy Corp.
03/15/2023	4.250%	983,000	1,005,291
Fortis, Inc.
10/04/2021	2.100%	2,420,000	2,340,050
10/04/2026	3.055%	769,000	717,812
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,362,332
Interstate Power & Light Co.
12/01/2024	3.250%	821,000	808,460
ITC Holdings Corp.
06/15/2024	3.650%	3,050,000	3,038,681
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,675,344
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,267,213
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	666,172
LG&E & KU Energy LLC
11/15/2020	3.750%	597,000	601,158
MidAmerican Energy Co.
05/01/2046	4.250%	2,748,000	2,803,018
07/15/2049	4.250%	3,835,000	3,926,131
Mississippi Power Co.
03/30/2028	3.950%	1,019,000	1,006,169

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	7,535,000	7,465,369
03/15/2049	4.300%	4,355,000	4,438,320
National Rural Utilities Cooperative Finance Corp.(j)
Subordinated
04/20/2046	5.250%	1,750,000	1,724,159
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.218%	11,075,000	11,059,894
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	3,000,000	2,969,778
Niagara Mohawk Power Corp.(a)
12/15/2028	4.278%	2,645,000	2,737,734
NRG Energy, Inc.
01/15/2028	5.750%	1,145,000	1,173,622
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	1,600,000	1,844,882
Pacific Gas & Electric Co.(k)
12/01/2046	4.000%	3,050,000	2,373,940
PacifiCorp. (e)
02/15/2050	4.150%	6,295,000	6,221,884
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	1,874,222
PNM Resources, Inc.
03/09/2021	3.250%	3,315,000	3,292,866
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	614,193
03/15/2024	3.950%	1,200,000	1,205,924
PSEG Power LLC
06/01/2023	3.850%	5,540,000	5,575,539
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,800,000	2,861,130
Public Service Electric & Gas Co.
09/01/2023	3.250%	1,300,000	1,312,200
San Diego Gas & Electric Co.
05/15/2048	4.125%	3,200,000	3,044,141
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	712,058
Southern Co. (The)
07/01/2036	4.250%	595,000	571,392
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	5,987,245
09/15/2028	4.100%	1,500,000	1,519,606
Southwestern Public Service Co.
11/15/2048	4.400%	4,380,000	4,535,087
Tampa Electric Co.
06/15/2049	4.450%	2,165,000	2,147,635
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,128,452
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,498,367
12/01/2048	4.850%	3,325,000	3,525,684
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,288,436
04/01/2028	3.800%	1,000,000	1,011,775
12/01/2048	4.600%	2,430,000	2,542,072
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	3,350,000	3,466,335
Xcel Energy, Inc.
06/01/2025	3.300%	2,030,000	2,010,636
Total			213,545,175
Finance Companies 1.0%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2019	3.750%	4,000,000	4,005,292
05/15/2021	4.500%	3,505,000	3,554,385
10/01/2021	5.000%	6,000,000	6,162,720
Air Lease Corp.
03/01/2020	4.750%	3,625,000	3,675,391
01/15/2022	3.500%	7,767,000	7,758,883
Aircastle Ltd.
09/25/2023	4.400%	3,590,000	3,571,034
Ares Capital Corp.
01/19/2022	3.625%	3,635,000	3,568,040
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,120,000	3,092,563
01/30/2024	4.375%	6,055,000	6,087,788
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	4,000,000	4,114,920
CIT Group, Inc.
08/01/2023	5.000%	325,000	336,780
GATX Corp.
02/15/2024	4.350%	8,155,000	8,262,491
04/01/2029	4.700%	3,930,000	3,980,103
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,383,000	10,203,073
11/15/2025	3.373%	2,980,000	2,867,517
11/15/2035	4.418%	6,510,000	5,878,908
Navient Corp.
01/25/2023	5.500%	50,000	49,370
10/25/2024	5.875%	350,000	336,380
Quicken Loans, Inc.(a)
01/15/2028	5.250%	1,250,000	1,140,639
Total			78,646,277

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	3,500,000	3,454,861
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	5,580,000	5,824,873
01/23/2039	5.450%	365,000	382,965
04/15/2048	4.600%	1,930,000	1,774,981
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2036	4.700%	778,000	752,496
02/01/2046	4.900%	8,006,000	7,682,341
Archer-Daniels-Midland Co.
03/15/2049	4.500%	3,540,000	3,735,404
Bacardi Ltd.(a)
05/15/2028	4.700%	885,000	856,676
05/15/2048	5.300%	5,815,000	5,244,950
Brown-Forman Corp.
04/15/2025	3.500%	3,290,000	3,309,707
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	6,435,000	6,368,488
Campbell Soup Co.
03/15/2021	3.300%	3,315,000	3,309,646
03/15/2023	3.650%	308,000	305,549
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,624,982
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	932,000	838,678
Conagra Brands, Inc.
11/01/2048	5.400%	1,090,000	1,021,972
General Mills, Inc.
04/17/2025	4.000%	1,524,000	1,538,992
04/17/2028	4.200%	2,775,000	2,803,008
JBS U.S.A. Lux SA/Finance, Inc.(a)
06/15/2025	5.750%	100,000	101,250
Keurig Dr Pepper, Inc.(a)
05/25/2023	4.057%	911,000	921,654
Kraft Heinz Co. (The)(a)
02/15/2025	4.875%	984,000	999,361
Kraft Heinz Foods Co.
02/10/2020	5.375%	800,000	815,902
06/15/2023	4.000%	5,375,000	5,436,006
07/15/2025	3.950%	3,200,000	3,167,734
06/04/2042	5.000%	376,000	341,196
06/01/2046	4.375%	1,881,000	1,558,762
Maple Escrow Subsidiary, Inc.(a)
05/25/2021	3.551%	2,405,000	2,416,597
Molson Coors Brewing Co.
03/15/2020	2.250%	1,300,000	1,288,509
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mondelez International, Inc.(a)
10/28/2019	1.625%	4,800,000	4,757,333
Mondelez International, Inc.
05/07/2020	3.000%	3,870,000	3,868,773
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,280,461
04/14/2046	4.450%	476,000	507,825
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	2,017,000	1,981,061
Post Holdings, Inc.(a)
08/15/2026	5.000%	422,000	406,158
03/01/2027	5.750%	929,000	919,624
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,064,682
Sysco Corp.
03/15/2025	3.550%	3,165,000	3,171,086
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	3.091%	2,015,000	2,004,435
Tyson Foods, Inc.
03/01/2026	4.000%	2,005,000	2,010,608
08/15/2044	5.150%	200,000	194,894
09/28/2048	5.100%	4,485,000	4,347,853
Total			94,392,333
Gaming 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	78,000	74,012
Eldorado Resorts, Inc.
04/01/2025	6.000%	146,000	148,570
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	129,295
04/15/2026	5.375%	3,410,000	3,526,411
01/15/2029	5.300%	2,190,000	2,221,448
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	165,000	169,972
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	975,000	1,008,955
09/01/2026	4.500%	1,915,000	1,833,802
01/15/2028	4.500%	25,000	23,436
MGM Resorts International
03/15/2023	6.000%	1,228,000	1,284,450
09/01/2026	4.625%	1,495,000	1,419,411
Scientific Games International, Inc.
12/01/2022	10.000%	3,393,000	3,573,162
Studio City Co., Ltd.(a)
11/30/2021	7.250%	600,000	620,335
Total			16,033,259

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	27

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.7%
Abbott Laboratories
11/30/2021	2.900%	649,000	648,244
11/30/2023	3.400%	2,733,000	2,760,314
11/30/2046	4.900%	818,000	894,548
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	258,000	258,036
AmerisourceBergen Corp.
12/15/2027	3.450%	1,314,000	1,261,708
Ascension Health Alliance
11/15/2046	3.945%	375,000	367,402
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,238,208
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	3.678%	1,199,000	1,198,062
3-month USD LIBOR + 1.030% 06/06/2022	3.769%	2,963,000	2,951,133
Becton Dickinson and Co.
06/06/2022	2.894%	3,600,000	3,559,489
12/15/2024	3.734%	158,000	158,070
06/06/2027	3.700%	943,000	915,525
05/15/2044	4.875%	1,555,000	1,493,624
Boston Scientific Corp.
01/15/2020	6.000%	3,200,000	3,277,830
Cardinal Health, Inc.
06/15/2022	2.616%	620,000	602,266
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	780,000	760,884
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	399,000	410,940
06/30/2024	8.125%	4,393,000	3,664,395
CVS Health Corp.
03/09/2023	3.700%	2,617,000	2,630,200
12/05/2023	4.000%	515,000	523,516
07/20/2025	3.875%	877,000	875,939
06/01/2026	2.875%	2,320,000	2,159,507
03/25/2028	4.300%	508,000	508,187
03/25/2038	4.780%	1,870,000	1,817,201
07/20/2045	5.125%	525,000	521,812
03/25/2048	5.050%	8,881,000	8,801,861
DaVita, Inc.
08/15/2022	5.750%	150,000	153,105
05/01/2025	5.000%	150,000	144,845
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	850,293
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
11/15/2021	4.750%	825,000	856,478
07/15/2023	3.000%	620,000	607,857
03/01/2027	3.400%	2,190,000	2,085,152
07/15/2046	4.800%	6,819,000	6,698,167
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	6,400,000	6,452,890
Halfmoon Parent, Inc.(a)
09/17/2020	3.200%	3,006,000	3,009,547
07/15/2023	3.750%	4,445,000	4,503,643
11/15/2025	4.125%	3,649,000	3,701,994
10/15/2028	4.375%	3,750,000	3,794,753
08/15/2038	4.800%	1,000,000	996,518
HCA, Inc.
02/15/2020	6.500%	2,595,000	2,672,424
02/15/2022	7.500%	125,000	137,164
05/01/2023	4.750%	175,000	181,308
02/01/2025	5.375%	5,740,000	5,951,898
04/15/2025	5.250%	2,861,000	3,031,641
02/01/2029	5.875%	501,000	524,567
06/15/2047	5.500%	1,165,000	1,210,134
IQVIA, Inc.(a)
10/15/2026	5.000%	300,000	305,120
Mayo Clinic
11/15/2052	4.128%	750,000	765,954
McKesson Corp.
05/30/2029	4.750%	7,035,000	7,228,315
Medtronic, Inc.
03/15/2045	4.625%	667,000	730,134
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,633,394
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,037,474
NYU Langone Hospitals
07/01/2042	4.428%	2,807,000	2,859,384
07/01/2043	5.750%	705,000	857,062
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	69,000	68,198
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,134,923
Stryker Corp.
03/15/2021	2.625%	1,012,000	1,004,311
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	39,804
Sutter Health
08/15/2053	2.286%	2,300,000	2,280,919
Teleflex, Inc.
11/15/2027	4.625%	1,772,000	1,756,096

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
04/01/2021	4.500%	559,000	567,454
10/01/2021	4.375%	25,000	25,357
06/15/2023	6.750%	375,000	384,319
07/15/2024	4.625%	1,301,000	1,297,150
05/01/2025	5.125%	106,000	105,117
08/01/2025	7.000%	154,000	154,369
Texas Health Resources
11/15/2055	4.330%	700,000	709,472
Thermo Fisher Scientific, Inc.
01/15/2023	3.150%	711,000	708,194
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	3.554%	3,315,000	3,297,331
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	957,871
Total			128,731,001
Healthcare Insurance 0.2%
Aetna, Inc.
06/01/2021	4.125%	5,600,000	5,700,867
05/15/2042	4.500%	429,000	394,622
Anthem, Inc.
01/15/2043	4.650%	2,600,000	2,601,334
01/15/2044	5.100%	685,000	721,434
Centene Corp.
01/15/2025	4.750%	600,000	605,620
Cigna Corp.
10/15/2027	3.050%	2,410,000	2,223,546
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,271,310
UnitedHealth Group, Inc.
07/15/2045	4.750%	2,060,000	2,238,641
01/15/2047	4.200%	503,000	504,708
Total			16,262,082
Healthcare REIT 0.4%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	6,400,000	6,504,378
HCP, Inc.
11/15/2023	4.250%	4,121,000	4,221,659
08/15/2024	3.875%	627,000	628,613
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	432,099
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	2,765,000	2,747,431
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	973,098
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ventas Realty LP
04/15/2049	4.875%	4,520,000	4,513,722
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	2,400,000	2,392,860
Welltower, Inc.
04/01/2019	4.125%	8,121,000	8,125,277
Total			30,539,137
Home Construction 0.3%
AV Homes, Inc.
05/15/2022	6.625%	3,101,000	3,197,364
Lennar Corp.
11/15/2024	5.875%	146,000	153,852
06/01/2026	5.250%	2,323,000	2,334,694
Mattamy Group Corp.(a)
12/15/2023	6.875%	4,037,000	4,017,594
Meritage Homes Corp.
04/01/2022	7.000%	198,000	211,079
06/06/2027	5.125%	200,000	185,047
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,711,966
01/15/2027	5.000%	1,425,000	1,374,920
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,446,648
William Lyon Homes, Inc.
01/31/2025	5.875%	3,100,000	2,814,760
Total			19,447,924
Independent Energy 0.4%
Afren PLC(a),(k)
12/09/2020	0.000%	195,167	28
Anadarko Petroleum Corp.(i)
10/10/2036	0.000%	3,000,000	1,277,340
Apache Corp.
01/15/2023	2.625%	1,500,000	1,440,947
10/15/2028	4.375%	3,135,000	3,081,391
01/15/2044	4.250%	715,000	610,939
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	848,102
Cimarex Energy Co.
06/01/2024	4.375%	1,228,000	1,249,754
CNX Resources Corp.
04/15/2022	5.875%	1,200,000	1,210,978
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,638,316
Continental Resources, Inc.
04/15/2023	4.500%	385,000	392,824
06/01/2024	3.800%	3,371,000	3,332,581

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	29

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	187,000	181,291
Devon Energy Corp.
07/15/2041	5.600%	2,000,000	2,165,456
Diamondback Energy, Inc.
05/31/2025	5.375%	941,000	973,568
EOG Resources, Inc.
03/15/2023	2.625%	2,340,000	2,296,352
EQT Corp.
10/01/2027	3.900%	2,000,000	1,814,704
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	88,639
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	157,841
Matador Resources Co.
09/15/2026	5.875%	550,000	549,082
MEG Energy Corp.(a)
03/31/2024	7.000%	3,000,000	2,746,032
Occidental Petroleum Corp.
04/15/2026	3.400%	775,000	776,991
06/15/2045	4.625%	882,000	927,809
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,000,000	1,001,391
08/15/2025	5.250%	312,000	308,942
Range Resources Corp.
05/15/2025	4.875%	350,000	320,911
WPX Energy, Inc.
01/15/2022	6.000%	161,000	166,644
09/15/2024	5.250%	78,000	78,079
Total			30,636,932
Integrated Energy 0.4%
BP Capital Markets America, Inc.
05/06/2022	3.245%	1,875,000	1,890,281
05/10/2023	2.750%	1,500,000	1,476,780
04/14/2024	3.224%	989,000	992,207
11/06/2028	4.234%	3,195,000	3,364,137
Cenovus Energy, Inc.
09/15/2023	3.800%	726,000	717,102
11/15/2039	6.750%	8,555,000	9,015,772
06/15/2047	5.400%	337,000	317,719
Chevron Corp.
06/24/2023	3.191%	700,000	706,671
05/16/2026	2.954%	1,875,000	1,843,434
Exxon Mobil Corp.
03/01/2023	2.726%	715,000	712,810
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,036,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
05/11/2025	3.250%	821,000	824,024
05/11/2045	4.375%	1,088,000	1,143,499
Total Capital Canada Ltd.
07/15/2023	2.750%	717,000	708,188
Total Capital International SA
02/19/2029	3.455%	6,290,000	6,276,269
Total			33,025,568
Leisure 0.0%
Cinemark U.S.A., Inc.
06/01/2023	4.875%	1,500,000	1,504,371
Life Insurance 0.7%
Aflac, Inc.
01/15/2049	4.750%	1,555,000	1,638,762
AIG Global Funding(a)
07/02/2020	2.150%	590,000	582,630
American International Group, Inc.
08/15/2020	3.375%	1,985,000	1,992,600
02/15/2024	4.125%	1,600,000	1,631,013
07/16/2044	4.500%	554,000	508,000
Athene Global Funding(a)
04/20/2020	2.750%	2,385,000	2,371,663
07/01/2022	3.000%	1,270,000	1,249,061
Athene Holding Ltd.
01/12/2028	4.125%	2,435,000	2,273,450
Brighthouse Financial, Inc.
06/22/2027	3.700%	1,385,000	1,242,237
06/22/2047	4.700%	5,995,000	4,753,369
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,380,988
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,225,000	1,241,199
Harborwalk Funding Trust, Subordinated(a),(e),(j)
02/15/2069	5.077%	1,190,000	1,190,000
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,189,197
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2065	4.500%	455,000	428,405
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
03/30/2040	6.063%	325,000	400,505
09/30/2047	3.850%	2,390,000	2,209,309
Pricoa Global Funding I(a)
05/16/2019	2.200%	3,880,000	3,876,209
09/13/2019	1.450%	2,825,000	2,803,569

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,510,621
05/15/2023	3.125%	667,000	659,776
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	7,505,000	7,504,362
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	4,077,000	4,358,456
05/15/2047	4.270%	4,575,000	4,496,173
Unum Group
05/15/2021	3.000%	1,250,000	1,236,439
Total			54,727,993
Lodging 0.1%
Marriott International, Inc.
12/01/2023	4.150%	5,795,000	5,924,414
06/15/2026	3.125%	1,460,000	1,376,130
12/01/2028	4.650%	1,455,000	1,497,493
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	2,400,000	2,418,617
Total			11,216,654
Media and Entertainment 0.8%
21st Century Fox America, Inc.
03/01/2019	6.900%	5,000,000	5,000,490
08/15/2020	5.650%	1,760,000	1,822,596
03/15/2033	6.550%	1,000,000	1,275,849
11/15/2046	4.750%	935,000	1,029,992
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	777,574
AMC Networks, Inc.
04/01/2024	5.000%	2,550,000	2,533,292
CBS Corp.
06/01/2023	2.900%	5,330,000	5,151,061
05/15/2033	5.500%	1,500,000	1,596,127
01/15/2045	4.600%	651,000	598,228
Clear Channel International BV(a)
12/15/2020	8.750%	537,000	550,266
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	1,625,000	1,659,959
11/15/2022	6.500%	1,045,000	1,066,315
Discovery Communications LLC(a)
11/15/2019	2.750%	2,400,000	2,388,696
06/15/2022	3.500%	3,739,000	3,709,477
Discovery Communications LLC
03/20/2023	2.950%	940,000	910,659
09/20/2037	5.000%	1,067,000	1,007,958
09/20/2047	5.200%	759,000	714,799
Electronic Arts, Inc.
03/01/2021	3.700%	3,086,000	3,127,380
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fox Corp.(a)
01/25/2029	4.709%	4,360,000	4,531,418
01/25/2049	5.576%	1,135,000	1,199,761
Grupo Televisa SAB
05/13/2045	5.000%	1,000,000	919,119
Interpublic Group of Companies, Inc. (The)
10/01/2020	3.500%	1,770,000	1,780,386
10/01/2021	3.750%	891,000	899,918
Lin Television Corp.
11/15/2022	5.875%	300,000	307,436
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	75,000	75,835
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	3,350,000	3,349,246
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	76,507
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%	550,000	554,625
Time Warner, Inc.
06/01/2024	3.550%	895,000	891,169
Univision Communications, Inc.(a)
02/15/2025	5.125%	100,000	87,978
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,465,647
04/01/2024	3.875%	2,000,000	1,994,568
04/30/2036	6.875%	4,450,000	5,060,673
03/15/2043	4.375%	965,000	830,389
Walt Disney Co. (The)
09/17/2020	2.150%	1,500,000	1,487,467
Warner Media LLC
02/15/2027	3.800%	735,000	715,661
Total			62,148,521
Metals and Mining 0.1%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	517,611
ArcelorMittal (j)
03/01/2021	5.500%	1,248,000	1,296,434
BHP Billiton Finance USA Ltd.
02/24/2022	2.875%	503,000	501,216
Constellium NV(a)
05/15/2024	5.750%	320,000	314,383
Freeport-McMoRan, Inc.
03/15/2023	3.875%	543,000	534,778
Novelis Corp.(a)
09/30/2026	5.875%	195,000	189,692

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	31

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Copper Corp.
11/08/2022	3.500%	130,000	130,065
04/23/2025	3.875%	600,000	597,038
11/08/2042	5.250%	1,400,000	1,397,553
Teck Resources Ltd.
08/15/2040	6.000%	1,150,000	1,175,774
Vale Overseas Ltd.
01/11/2022	4.375%	36,000	36,089
11/10/2039	6.875%	80,000	87,696
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	102,397
Total			6,880,726
Midstream 1.2%
Buckeye Partners LP
12/01/2026	3.950%	1,550,000	1,450,152
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,292,688
Crestwood Midstream Partners LP/Finance Corp.
04/01/2023	6.250%	50,000	51,296
Enbridge, Inc.(j)
Subordinated
03/01/2078	6.250%	1,096,000	1,079,207
Energy Transfer Equity LP
01/15/2024	5.875%	575,000	617,661
06/01/2027	5.500%	1,758,000	1,841,922
Energy Transfer Operating LP
06/01/2021	4.650%	395,000	404,644
04/15/2047	5.300%	1,656,000	1,562,169
Energy Transfer Partners LP
01/15/2026	4.750%	4,220,000	4,301,032
10/01/2043	5.950%	280,000	283,843
03/15/2045	5.150%	2,220,000	2,055,942
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,026,228
Enterprise Products Operating LLC
02/01/2022	3.500%	802,000	811,149
02/15/2024	3.900%	500,000	511,535
02/15/2025	3.750%	2,020,000	2,046,973
10/16/2028	4.150%	1,940,000	1,990,586
05/15/2046	4.900%	1,809,000	1,861,314
Enterprise Products Operating LLC(j)
08/16/2077	4.875%	673,000	617,375
02/15/2078	5.375%	7,295,000	6,454,463
EQT Midstream Partners LP
07/15/2028	5.500%	1,360,000	1,354,704
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	313,680
01/15/2022	6.750%	150,000	132,739
06/15/2023	6.750%	200,000	178,938
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	4,510,000	4,607,808
09/01/2024	4.250%	500,000	513,827
03/15/2032	7.750%	635,000	783,015
01/15/2038	6.950%	325,000	388,768
09/01/2039	6.500%	1,000,000	1,132,072
11/15/2040	7.500%	730,000	901,544
09/01/2044	5.400%	826,000	839,347
Kinder Morgan, Inc.
12/01/2034	5.300%	800,000	829,550
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	300,413
MPLX LP
12/01/2024	4.875%	325,000	339,520
06/01/2025	4.875%	200,000	208,228
03/01/2027	4.125%	1,147,000	1,124,403
03/01/2047	5.200%	1,500,000	1,467,062
04/15/2058	4.900%	4,260,000	3,785,368
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	153,228
08/15/2027	4.875%	412,000	414,959
ONEOK Partners LP
10/01/2022	3.375%	1,131,000	1,131,869
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	1,982,276
Peru LNG Srl(a)
03/22/2030	5.375%	450,000	459,018
Phillips 66 Partners LP
10/01/2026	3.550%	533,000	511,786
02/15/2045	4.680%	1,300,000	1,240,058
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,500,000	1,534,109
06/01/2042	5.150%	2,185,000	2,026,159
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	2,868,000	2,931,202
Ruby Pipeline LLC(a)
04/01/2022	6.000%	2,522,728	2,457,212
Sabine Pass Liquefaction LLC
05/15/2024	5.750%	1,635,000	1,770,808
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,441,503
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	217,646
Sunoco Logistics Partners Operations LP
10/01/2027	4.000%	1,084,000	1,039,610
10/01/2047	5.400%	1,600,000	1,529,941
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	142,000	141,598

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	100,075
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	515,063
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	1,970,000	2,478,601
04/01/2037	7.625%	550,000	674,106
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	971,822
Transcontinental Gas Pipe Line Co. LLC
03/15/2048	4.600%	4,875,000	4,706,783
Western Gas Partners LP
07/01/2022	4.000%	898,000	902,549
Williams Companies, Inc. (The)
11/15/2020	4.125%	1,000,000	1,012,206
01/15/2023	3.700%	640,000	642,282
11/15/2023	4.500%	597,000	616,751
01/15/2025	3.900%	1,050,000	1,055,454
09/15/2025	4.000%	1,332,000	1,341,332
04/15/2040	6.300%	2,520,000	2,841,376
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,853,963
03/04/2044	5.400%	839,000	853,906
Total			95,010,416
Natural Gas 0.1%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,020,738
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,406,182
KeySpan Corp.
11/15/2030	8.000%	670,000	869,807
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,187,689
06/15/2041	5.950%	535,000	603,305
Sempra Energy
02/01/2038	3.800%	1,020,000	896,685
02/01/2048	4.000%	1,420,000	1,245,461
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	752,000	722,713
Total			8,952,580
Office REIT 0.2%
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,542,988
12/01/2028	4.500%	2,605,000	2,702,979
Highwoods Realty LP
06/15/2021	3.200%	1,820,000	1,805,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kilroy Realty LP
12/15/2024	3.450%	721,000	702,985
Select Income REIT
05/15/2024	4.250%	1,865,000	1,752,164
SL Green Operating Partnership LP
10/15/2022	3.250%	2,260,000	2,224,857
Total			11,731,229
Oil Field Services 0.1%
Baker Hughes a GE Co. LLC/Co-Obligor, Inc.
12/15/2047	4.080%	2,250,000	1,984,637
Halliburton Co.
08/01/2023	3.500%	1,308,000	1,319,444
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	2,100,000	2,117,875
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	830,404
Schlumberger Norge AS(a)
01/15/2021	4.200%	681,000	692,238
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	519,750	527,867
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,204,875	1,220,235
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	318,000	326,855
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	444,800	455,725
USA Compression Partners LP/Finance Corp.(a),(e)
09/01/2027	6.875%	549,000	560,029
Total			10,035,309
Other Financial Institutions 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,805,028
Nationstar Mortgage Holdings, Inc.(a)
07/15/2023	8.125%	2,575,000	2,622,743
ORIX Corp.
12/04/2024	3.250%	3,115,000	3,035,135
Total			9,462,906
Other Industry 0.4%
AECOM
03/15/2027	5.125%	1,230,000	1,166,564
Anixter, Inc.
03/01/2023	5.500%	75,000	77,625
Ferguson Finance PLC(a)
10/24/2028	4.500%	4,300,000	4,245,024

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	33

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,275,176
Fluor Corp.
09/15/2028	4.250%	1,230,000	1,191,179
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	1,475,000	1,481,285
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,922,750
07/01/2116	3.885%	1,850,000	1,677,889
Northwestern University
12/01/2057	3.662%	1,350,000	1,306,066
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,713,081
07/15/2056	3.300%	2,230,000	1,938,242
Steelcase, Inc.
01/18/2029	5.125%	4,360,000	4,422,671
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,647,731
University of Southern California
10/01/2039	3.028%	4,525,000	4,075,563
Total			30,140,846
Other REIT 0.2%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	2,556,000	2,554,944
04/15/2023	3.750%	2,400,000	2,399,875
Duke Realty LP
02/15/2021	3.875%	2,520,000	2,545,802
ESH Hospitality, Inc.(a)
05/01/2025	5.250%	1,200,000	1,198,540
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,030,692
02/01/2026	4.500%	520,000	520,382
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,475,803
Life Storage LP
12/15/2027	3.875%	2,000,000	1,918,048
ProLogis LP
08/15/2023	4.250%	1,600,000	1,668,867
Total			16,312,953
Packaging 0.2%
Amcor Finance U.S.A., Inc.(a)
04/28/2026	3.625%	1,000,000	962,401
05/15/2028	4.500%	1,600,000	1,618,745
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	1,325,000	1,378,525
02/15/2025	6.000%	800,000	787,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ball Corp.
11/15/2023	4.000%	300,000	300,422
03/15/2026	4.875%	600,000	612,115
Berry Global, Inc.
07/15/2023	5.125%	168,000	168,309
Berry Global, Inc.(a)
02/15/2026	4.500%	580,000	549,148
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	250,000	239,752
OI European Group BV(a)
03/15/2023	4.000%	134,000	131,431
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	50,000	51,448
08/15/2023	5.875%	100,000	105,249
01/15/2025	5.375%	150,000	153,076
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	7,396,230	7,414,750
Total			14,472,863
Paper 0.2%
Georgia-Pacific LLC(a)
11/15/2021	3.163%	1,000,000	996,560
International Paper Co.
11/15/2039	7.300%	2,000,000	2,423,578
08/15/2047	4.400%	55,000	49,444
Packaging Corp. of America
12/15/2020	2.450%	1,011,000	997,880
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,613,400
WestRock MWV LLC
09/01/2019	7.375%	3,200,000	3,260,493
Weyerhaeuser Co.
10/01/2019	7.375%	1,000,000	1,022,071
WRKCo, Inc.
03/15/2026	4.650%	4,825,000	4,975,101
03/15/2029	4.900%	2,130,000	2,239,137
Total			17,577,664
Pharmaceuticals 1.2%
AbbVie, Inc.
05/14/2020	2.500%	1,200,000	1,192,434
11/06/2022	2.900%	1,758,000	1,733,414
05/14/2025	3.600%	5,975,000	5,877,769
05/14/2026	3.200%	680,000	641,521
11/14/2028	4.250%	1,000,000	990,600
11/06/2042	4.400%	1,000,000	885,711
05/14/2046	4.450%	1,003,000	881,077

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allergan Finance LLC
10/01/2022	3.250%	1,600,000	1,579,234
10/01/2042	4.625%	1,000,000	904,342
Allergan Funding SCS
03/15/2035	4.550%	4,329,000	4,037,598
Amgen, Inc.
05/01/2020	2.125%	609,000	603,387
05/01/2045	4.400%	2,190,000	2,043,997
06/15/2048	4.563%	1,633,000	1,548,468
AstraZeneca PLC
11/16/2020	2.375%	1,020,000	1,009,160
06/12/2027	3.125%	1,484,000	1,405,842
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	544,000	548,770
Baxalta, Inc.
06/23/2020	2.875%	298,000	296,516
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	3.452%	1,825,000	1,819,147
3-month USD LIBOR + 1.010% 12/15/2023	3.798%	1,000,000	979,073
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	799,285
07/15/2024	3.375%	3,555,000	3,429,508
12/15/2028	4.375%	4,500,000	4,375,917
Bayer US Finance LLC(a)
10/08/2019	2.375%	5,890,000	5,862,865
10/08/2024	3.375%	520,000	499,635
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	600,000	593,505
Celgene Corp.
08/15/2025	3.875%	1,578,000	1,581,917
05/15/2044	4.625%	555,000	519,140
08/15/2045	5.000%	3,200,000	3,152,355
11/15/2047	4.350%	2,060,000	1,840,970
02/20/2048	4.550%	1,123,000	1,039,195
Eli Lilly & Co.
03/15/2049	3.950%	4,380,000	4,290,118
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	250,000	206,728
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
02/01/2025	6.000%	475,000	365,824
Gilead Sciences, Inc.
09/20/2019	1.850%	2,240,000	2,228,363
12/01/2021	4.400%	1,364,000	1,409,188
02/01/2045	4.500%	2,489,000	2,407,712
Johnson & Johnson
12/05/2033	4.375%	2,350,000	2,530,856
03/03/2037	3.625%	2,280,000	2,228,524
01/15/2038	3.400%	2,790,000	2,654,794
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	304,948
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2020	4.875%	50,000	49,794
10/15/2023	5.625%	150,000	131,441
04/15/2025	5.500%	200,000	163,216
Mylan NV
12/15/2020	3.750%	492,000	493,723
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,375,195
Novartis Capital Corp.
04/24/2020	4.400%	881,000	897,500
Pfizer, Inc.
09/15/2023	3.200%	799,000	811,089
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	9,850,000	9,628,602
09/23/2023	2.875%	2,640,000	2,560,932
09/23/2026	3.200%	2,310,000	2,172,511
Takeda Pharmaceutical Co., Ltd.(a)
11/26/2021	4.000%	1,293,000	1,314,488
Teva Pharmaceutical Finance Co. BV
12/18/2022	2.950%	2,175,000	2,032,875
Zoetis, Inc.
09/12/2027	3.000%	2,220,000	2,069,062
Total			95,999,835
Property & Casualty 0.5%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,533,696
Arch Capital Finance LLC
12/15/2046	5.031%	1,658,000	1,748,616
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,368,919
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	3,755,000	3,817,431
Berkshire Hathaway, Inc.
03/15/2023	2.750%	680,000	678,204
03/15/2026	3.125%	850,000	842,570
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	918,107
CNA Financial Corp.
08/15/2021	5.750%	925,000	976,089
08/15/2027	3.450%	3,828,000	3,619,060
Fairfax Financial Holdings Ltd.
04/17/2028	4.850%	1,034,000	1,016,907

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	35

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	887,502
07/15/2048	7.200%	1,290,000	1,463,297
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%	2,700,000	2,720,255
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,570,000	2,677,254
06/15/2023	4.250%	275,000	279,915
05/01/2042	6.500%	1,080,000	1,288,645
08/01/2044	4.850%	1,000,000	977,458
Marsh & McLennan Companies, Inc.
03/01/2048	4.200%	2,175,000	2,074,757
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	5.078%	1,725,000	1,722,335
Willis North America, Inc.
05/15/2024	3.600%	518,000	513,244
09/15/2048	5.050%	4,430,000	4,377,132
XLIT Ltd.
03/31/2045	5.500%	670,000	712,861
Total			38,214,254
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	298,291
09/01/2022	3.050%	475,000	477,218
09/01/2043	5.150%	989,000	1,123,955
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	618,055
CSX Corp.
05/30/2042	4.750%	1,071,000	1,095,545
03/01/2048	4.300%	2,745,000	2,657,528
11/01/2066	4.250%	4,319,000	3,779,531
03/01/2068	4.650%	531,000	495,019
Norfolk Southern Corp.
08/01/2025	3.650%	795,000	804,818
Union Pacific Corp.
09/10/2028	3.950%	1,600,000	1,630,088
Total			12,980,048
Refining 0.0%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,036,299
09/15/2054	5.000%	328,000	305,077
Marathon Petroleum Corp.(a)
04/01/2024	5.125%	225,000	230,160
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raizen Fuels Finance SA(a)
01/20/2027	5.300%	450,000	458,551
Total			2,030,087
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,563,000	1,523,259
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,376,026
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	188,000	191,287
06/01/2027	4.750%	1,000,000	981,228
Total			4,071,800
Retail REIT 0.1%
Brixmor Operating Partnership LP
06/15/2024	3.650%	2,065,000	2,017,179
Kimco Realty Corp.
11/01/2022	3.400%	290,000	289,060
03/01/2024	2.700%	2,158,000	2,060,195
Kite Realty Group LP
10/01/2026	4.000%	1,600,000	1,454,325
Total			5,820,759
Retailers 0.5%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	2,100,000	2,037,701
07/26/2027	3.550%	2,000,000	1,904,906
AutoNation, Inc.
01/15/2021	3.350%	660,000	656,010
11/15/2024	3.500%	2,185,000	2,044,480
10/01/2025	4.500%	2,465,000	2,401,304
AutoZone, Inc.
04/21/2026	3.125%	415,000	394,772
Best Buy Co., Inc.
10/01/2028	4.450%	4,280,000	4,134,005
Hanesbrands, Inc.(a)
05/15/2026	4.875%	75,000	73,925
Home Depot, Inc. (The)
12/06/2048	4.500%	784,000	828,933
Hot Topic, Inc.(a)
06/15/2021	9.250%	561,000	562,650
L Brands, Inc.
02/15/2022	5.625%	4,550,000	4,643,689
11/01/2035	6.875%	141,000	121,621
Lowe’s Companies, Inc.
04/15/2046	3.700%	685,000	581,123

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,359,526
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	663,358
PetSmart, Inc.(a)
06/01/2025	5.875%	920,000	732,269
Ralph Lauren Corp.
09/15/2025	3.750%	4,915,000	4,939,914
Rite Aid Corp.(a)
04/01/2023	6.125%	1,789,000	1,525,829
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	2,440,000	2,449,194
11/18/2044	4.800%	1,560,000	1,460,118
Walmart, Inc.
06/26/2023	3.400%	1,969,000	2,007,592
04/22/2024	3.300%	2,100,000	2,136,698
Total			37,659,617
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,125,042
Kroger Co. (The)
04/15/2042	5.000%	969,000	917,176
01/15/2048	4.650%	3,161,000	2,841,565
Total			5,883,783
Supranational 0.3%
Corp. Andina de Fomento
01/06/2023	2.750%	3,000,000	2,939,814
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,417,380
09/27/2021	2.125%	4,640,000	4,517,931
06/15/2022	4.375%	400,000	413,412
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,039,377
07/15/2027	6.750%	4,000,000	4,935,960
International Bank for Reconstruction & Development(i)
09/17/2030	0.000%	1,550,000	1,048,479
North American Development Bank
10/26/2022	2.400%	1,950,000	1,903,535
Total			20,215,888
Technology 1.4%
Amphenol Corp.
04/01/2024	3.200%	416,000	408,209
Analog Devices, Inc.
12/05/2026	3.500%	363,000	349,568
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apple, Inc.
02/09/2022	2.150%	1,460,000	1,436,374
02/09/2022	2.500%	540,000	536,481
01/13/2023	2.400%	964,000	949,126
05/11/2027	3.200%	3,025,000	2,989,096
05/06/2044	4.450%	550,000	578,427
09/12/2047	3.750%	1,349,000	1,270,549
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	7,243,000	7,190,017
01/15/2027	3.875%	4,000,000	3,705,696
CDW LLC/Finance Corp.
09/01/2023	5.000%	175,000	176,701
12/01/2024	5.500%	300,000	310,377
CommScope Finance LLC(a)
03/01/2026	6.000%	675,000	691,537
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	3,023,622
CommScope, Inc.(a)
06/15/2024	5.500%	250,000	240,169
Corning, Inc.
11/15/2057	4.375%	3,940,000	3,440,211
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%	10,120,000	10,115,628
06/15/2023	5.450%	2,293,000	2,407,629
06/15/2026	6.020%	870,000	923,331
Equinix, Inc.
01/15/2026	5.875%	484,000	506,972
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,500,000	1,502,253
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,486,033
First Data Corp.(a)
01/15/2024	5.000%	257,000	263,641
Flextronics International Ltd.
06/15/2025	4.750%	385,000	390,145
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,339,765
Hewlett Packard Enterprise Co.(a)
10/04/2019	2.100%	3,275,000	3,256,362
Hewlett Packard Enterprise Co.(j)
10/15/2020	3.600%	690,000	694,038
10/15/2025	4.900%	5,215,000	5,425,796
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	155,903
HP, Inc.
06/01/2021	4.300%	1,671,000	1,709,169
IBM Credit LLC
02/06/2023	3.000%	1,226,000	1,219,142

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	37

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Infor US, Inc.
05/15/2022	6.500%	350,000	356,619
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,032,970
Marvell Technology Group Ltd.
06/22/2023	4.200%	3,740,000	3,754,021
Microchip Technology, Inc.(a)
06/01/2021	3.922%	1,845,000	1,839,493
Microsoft Corp.
11/03/2045	4.450%	811,000	885,174
02/06/2047	4.250%	2,297,000	2,441,509
02/12/2055	4.000%	960,000	952,778
02/06/2057	4.500%	3,330,000	3,617,652
NCR Corp.
02/15/2021	4.625%	600,000	600,194
07/15/2022	5.000%	50,000	49,920
Nuance Communications, Inc.(a)
08/15/2020	5.375%	988,000	988,000
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	855,120
03/01/2024	4.875%	898,000	922,180
Oracle Corp.
10/08/2019	2.250%	3,000,000	2,991,651
09/15/2023	2.400%	9,770,000	9,502,918
11/15/2027	3.250%	6,480,000	6,381,828
11/15/2047	4.000%	1,557,000	1,491,399
Pitney Bowes, Inc.(j)
04/01/2023	4.950%	1,690,000	1,595,914
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,243,588
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,825,000	2,976,205
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	116,000	117,298
Trimble, Inc.
06/15/2023	4.150%	640,000	642,195
Verisk Analytics, Inc.(e)
03/15/2029	4.125%	1,405,000	1,406,384
Total			109,336,977
Tobacco 0.2%
Altria Group, Inc.
02/14/2029	4.800%	1,355,000	1,352,274
02/14/2039	5.800%	450,000	448,250
02/14/2049	5.950%	450,000	448,416
02/14/2059	6.200%	4,470,000	4,478,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAT Capital Corp.
08/14/2020	2.297%	2,030,000	2,000,772
08/15/2024	3.222%	955,000	917,639
08/15/2037	4.390%	700,000	583,368
08/15/2047	4.540%	1,705,000	1,374,257
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,007,903
Philip Morris International, Inc.
08/21/2042	3.875%	569,000	494,508
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,337,380
08/04/2041	7.000%	1,170,000	1,227,050
08/15/2045	5.850%	1,957,000	1,856,870
Total			17,527,162
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,572,600
11/15/2024	3.850%	2,500,000	2,493,967
12/01/2026	3.300%	3,435,000	3,247,518
03/15/2042	5.625%	1,689,000	1,824,137
11/01/2046	4.200%	1,041,000	931,187
FedEx Corp.
02/15/2048	4.050%	1,257,000	1,089,403
Penske Truck Leasing Co., LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	1,996,694
02/01/2022	3.375%	1,200,000	1,187,010
08/01/2023	4.125%	5,245,000	5,290,081
01/29/2026	4.450%	4,480,000	4,491,590
Ryder System, Inc.
06/01/2019	2.550%	1,500,000	1,497,838
06/01/2021	3.500%	802,000	805,692
06/09/2023	3.750%	2,645,000	2,660,172
12/01/2023	3.875%	4,630,000	4,674,216
03/18/2024	3.650%	1,565,000	1,563,369
United Parcel Service, Inc.
04/01/2023	2.500%	1,857,000	1,824,811
Total			38,150,285
Wireless 0.5%
America Movil SAB de CV
03/30/2020	5.000%	300,000	305,606
07/16/2022	3.125%	200,000	199,426
American Tower Corp.
06/15/2023	3.000%	1,655,000	1,618,223
02/15/2024	5.000%	665,000	705,618
Digicel Group One Ltd.(a)
12/30/2022	8.250%	308,000	204,359
Digicel Group Two Ltd.(a)
09/30/2022	8.250%	292,000	125,107

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,516,284
Sprint Capital Corp.
11/15/2028	6.875%	476,000	470,511
03/15/2032	8.750%	1,000,000	1,084,873
Sprint Communications, Inc.(a)
03/01/2020	7.000%	1,805,000	1,863,968
Sprint Corp.
09/15/2023	7.875%	525,000	561,799
06/15/2024	7.125%	425,000	438,140
02/15/2025	7.625%	462,000	484,123
03/01/2026	7.625%	1,000,000	1,043,091
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	7,349,375	7,322,417
03/20/2025	4.738%	6,340,000	6,354,766
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	925,000	959,779
01/15/2026	6.500%	591,000	633,848
02/01/2028	4.750%	961,000	935,583
Vodafone Group PLC
01/16/2024	3.750%	2,185,000	2,177,280
05/30/2025	4.125%	1,880,000	1,885,817
05/30/2028	4.375%	2,240,000	2,217,873
Wind Tre SpA(a)
01/20/2026	5.000%	4,450,000	3,853,033
Total			37,961,524
Wirelines 1.0%
AT&T, Inc.(b)
3-month USD LIBOR + 1.180% 06/12/2024	3.956%	3,285,000	3,247,479
AT&T, Inc.
02/15/2030	4.300%	1,052,000	1,031,685
03/01/2037	5.250%	7,735,000	7,782,098
03/01/2039	4.850%	6,636,000	6,342,510
06/15/2044	4.800%	4,630,000	4,344,204
05/15/2046	4.750%	1,185,000	1,100,523
11/15/2046	5.150%	2,390,000	2,334,566
03/01/2047	5.450%	285,000	290,147
03/09/2049	4.550%	5,880,000	5,252,851
02/15/2050	5.150%	2,300,000	2,233,544
British Telecommunications PLC
12/04/2023	4.500%	5,400,000	5,559,359
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,540,725
06/15/2021	6.450%	640,000	666,355
Deutsche Telekom International Finance BV(a)
06/21/2038	4.750%	4,405,000	4,339,550
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
01/15/2024	5.375%	500,000	503,834
05/01/2025	5.375%	625,000	623,406
03/15/2026	5.250%	1,055,000	1,036,547
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,254,185
Telecom Italia Capital SA
06/04/2038	7.721%	1,150,000	1,180,319
Telefonica Emisiones SA(e)
03/01/2049	5.520%	4,400,000	4,388,996
Verizon Communications, Inc.
02/21/2020	2.625%	499,000	498,173
02/15/2025	3.376%	622,000	622,358
03/16/2027	4.125%	733,000	749,672
08/10/2033	4.500%	7,875,000	8,052,250
11/01/2034	4.400%	2,000,000	2,008,580
11/01/2042	3.850%	1,395,000	1,254,493
08/21/2046	4.862%	2,230,000	2,293,963
09/15/2048	4.522%	1,570,000	1,532,884
04/15/2049	5.012%	2,000,000	2,091,522
Verizon Communications, Inc.(a)
12/03/2029	4.016%	530,000	531,619
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	779,000	755,082
Total			79,443,479
Total Corporate Bonds & Notes (Cost $2,638,590,865)			2,628,101,170

Foreign Government Obligations(l) 3.2%

Argentina 0.3%
Argentine Republic Government International Bond
04/22/2021	6.875%	4,660,000	4,424,987
01/26/2022	5.625%	550,000	494,461
01/11/2023	4.625%	3,875,000	3,288,689
04/22/2026	7.500%	2,000,000	1,741,080
01/26/2027	6.875%	700,000	580,942
Argentine Republic Government International Bond(j)
12/31/2033	8.280%	2,537,689	2,171,795
12/31/2033	8.280%	1,934,812	1,639,440
Provincia de Buenos Aires(a)
06/09/2021	9.950%	3,370,000	3,286,249
02/15/2023	6.500%	1,070,000	917,557
YPF SA(a)
03/23/2021	8.500%	560,000	574,809
Total			19,120,009
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	700,000	739,493

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	39

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social(a)
06/10/2019	6.500%	100,000	100,891
06/10/2019	6.500%	100,000	100,891
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,610,000	2,642,625
Brazilian Government International Bond
04/07/2026	6.000%	750,000	821,423
01/13/2028	4.625%	2,575,000	2,559,609
01/20/2034	8.250%	150,000	190,445
01/07/2041	5.625%	800,000	800,339
Petrobras Global Finance BV
05/20/2023	4.375%	1,950,000	1,956,749
01/17/2027	7.375%	3,950,000	4,347,872
Total			13,520,844
Canada 0.4%
CDP Financial, Inc.(a)
11/25/2019	4.400%	10,000,000	10,112,970
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	120,000	116,134
Ontario Teachers’ Finance Trust(a)
04/16/2021	2.750%	1,250,000	1,249,650
Province of Alberta
03/15/2028	3.300%	3,000,000	3,033,921
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,981,502
Province of Manitoba
11/30/2020	2.050%	2,500,000	2,470,890
06/22/2026	2.125%	300,000	281,677
Province of Ontario
04/14/2020	4.400%	600,000	611,016
10/17/2023	3.400%	1,985,000	2,028,543
Province of Quebec(j)
02/27/2026	7.140%	1,230,000	1,514,080
03/02/2026	7.485%	2,000,000	2,506,000
Total			26,906,383
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	740,000	723,586
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	524,080
11/04/2044	4.875%	200,000	209,733
02/05/2049	4.375%	3,730,000	3,631,882
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	500,000	485,171
11/06/2029	5.250%	450,000	475,784
Total			6,050,236
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(j)
Junior Subordinated
12/31/2049	6.000%	200,000	202,468
Syngenta Finance NV(a)
04/24/2028	5.182%	2,340,000	2,279,034
Total			2,481,502
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	905,000	933,097
04/25/2027	3.875%	1,300,000	1,282,297
06/15/2045	5.000%	600,000	603,060
Total			2,818,454
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	535,401
01/26/2024	6.000%	500,000	552,835
01/26/2024	6.000%	300,000	331,701
Total			1,419,937
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	4,000,000	4,162,256
05/06/2021	7.500%	100,000	104,056
01/28/2024	6.600%	785,000	841,770
01/27/2025	5.500%	100,000	102,037
01/27/2025	5.500%	100,000	102,037
01/29/2026	6.875%	1,000,000	1,085,021
07/19/2028	6.000%	1,400,000	1,452,777
Total			7,849,954
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	350,000	348,741
02/21/2028	6.588%	3,900,000	3,800,476
Total			4,149,217
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,837,603

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.1%
Dexia Credit Local SA(a)
09/15/2021	1.875%	1,750,000	1,710,096
01/29/2022	2.875%	750,000	751,307
09/26/2023	3.250%	1,500,000	1,521,582
Electricite de France SA(a)
09/21/2048	5.000%	3,080,000	3,029,263
Total			7,012,248
Hong Kong 0.0%
CNAC HK Finbridge Co., Ltd(a)
03/14/2028	5.125%	1,850,000	1,932,092
Hungary 0.0%
Hungary Government International Bond
03/29/2021	6.375%	546,000	580,229
11/22/2023	5.750%	2,000,000	2,192,712
Total			2,772,941
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	809,810
02/01/2028	3.875%	1,025,000	979,798
Total			1,789,608
Indonesia 0.2%
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,333,482
Perusahaan Penerbit SBSN Indonesia III(a)
02/20/2029	4.450%	1,400,000	1,403,296
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	570,000	625,020
PT Pertamina Persero(a)
05/20/2043	5.625%	250,000	252,051
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	925,000	954,662
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,785,235
05/21/2028	5.450%	1,750,000	1,833,904
01/25/2029	5.375%	200,000	207,458
Total			11,395,108
Iraq 0.0%
Iraq International Bond(a)
03/09/2023	6.752%	900,000	915,656
01/15/2028	5.800%	750,000	726,284
Total			1,641,940
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	3,100,000	3,058,730
Italy 0.3%
Republic of Italy
09/27/2023	6.875%	15,850,000	17,325,064
Republic of Italy Government International Bond
06/15/2033	5.375%	8,205,000	8,517,471
Total			25,842,535
Japan 0.1%
Japan Bank for International Cooperation
05/29/2019	1.750%	3,400,000	3,392,581
02/24/2020	2.250%	1,400,000	1,393,734
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,584,155
Total			6,370,470
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/19/2022	3.875%	950,000	955,661
04/19/2027	4.750%	1,475,000	1,492,526
04/19/2027	4.750%	600,000	607,129
04/24/2030	5.375%	1,550,000	1,607,186
Total			4,662,502
Mexico 0.6%
Banco Nacional de Comercio Exterior SNC(a),(j)
Subordinated
08/11/2026	3.800%	400,000	389,179
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,320,770
Mexico Government International Bond
03/15/2022	3.625%	1,974,000	1,984,464
10/02/2023	4.000%	200,000	202,172
01/30/2025	3.600%	1,000,000	978,811
04/22/2029	4.500%	1,500,000	1,511,413
03/08/2044	4.750%	2,738,000	2,595,126
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,062,085
01/21/2021	5.500%	1,600,000	1,622,314
06/15/2038	6.625%	50,000	44,265
Petroleos Mexicanos
02/04/2021	6.375%	4,805,000	4,942,187
03/13/2022	5.375%	5,650,000	5,660,079
12/20/2022	1.700%	410,000	395,391
01/15/2025	4.250%	300,000	271,310
08/04/2026	6.875%	4,810,000	4,805,200
03/13/2027	6.500%	10,473,000	10,117,222
02/12/2028	5.350%	625,000	556,316

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	41

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/23/2029	6.500%	3,685,000	3,505,909
01/23/2045	6.375%	940,000	789,372
01/23/2046	5.625%	300,000	235,066
09/21/2047	6.750%	1,200,000	1,043,396
Total			46,032,047
Netherlands 0.0%
Petrobras Global Finance BV
01/17/2022	6.125%	80,000	84,243
02/01/2029	5.750%	1,700,000	1,693,839
Total			1,778,082
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	942,000	890,141
Panama 0.0%
Panama Government International Bond
03/16/2025	3.750%	200,000	203,093
01/26/2036	6.700%	840,000	1,066,680
Total			1,269,773
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	400,000	408,518
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2019	3.250%	200,000	199,905
07/15/2025	4.750%	1,070,000	1,106,993
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,327,840
11/18/2050	5.625%	150,000	184,006
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,200,000	2,167,469
Total			5,986,213
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	504,530
10/23/2034	6.375%	275,000	357,012
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%	100,000	101,020
Total			962,562
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	299,573
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,305,939
Qatar Government International Bond(a)
04/23/2028	4.500%	640,000	676,260
04/23/2048	5.103%	2,545,000	2,749,432
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	361,784	367,300
Total			5,098,931
Romania 0.0%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	153,590
06/15/2048	5.125%	2,000,000	1,982,036
Total			2,135,626
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
04/28/2034	8.625%	200,000	253,857
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	800,000	819,092
09/16/2023	4.875%	200,000	207,301
05/27/2026	4.750%	400,000	406,627
06/23/2027	4.250%	600,000	588,182
04/04/2042	5.625%	800,000	862,993
Total			3,138,052
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	2,530,000	2,572,335
Saudi Government International Bond(a)
04/17/2030	4.500%	750,000	773,231
10/26/2046	4.500%	230,000	221,523
01/16/2050	5.250%	3,225,000	3,380,977
Total			6,948,066
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/10/2028	6.350%	1,400,000	1,434,504
Republic of South Africa Government International Bond
10/12/2028	4.300%	825,000	766,385
South Africa Government International Bond
01/17/2024	4.665%	640,000	640,234
09/16/2025	5.875%	2,385,000	2,500,885
Total			5,342,008
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	397,363

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Korea Development Bank (The)
03/11/2020	2.500%	300,000	298,596
09/14/2022	3.000%	200,000	199,542
Total			895,501
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,430,362
03/23/2023	3.250%	680,000	621,726
02/05/2025	7.375%	1,479,000	1,546,892
Total			5,598,980
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2021	7.750%	2,710,000	2,666,277
09/01/2022	7.750%	2,410,000	2,350,422
02/01/2024	8.994%	1,400,000	1,387,682
Total			6,404,381
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	540,000	555,292
DP World Ltd.(a)
07/02/2037	6.850%	300,000	357,201
Total			912,493
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	465,000	478,996
06/18/2050	5.100%	200,000	205,553
04/20/2055	4.975%	2,145,000	2,159,239
Total			2,843,788
Virgin Islands 0.0%
CNPC General Capital Ltd.(a)
11/25/2019	2.700%	300,000	299,122
Sinochem Offshore Capital Co., Ltd.(a)
04/29/2019	3.250%	200,000	199,974
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	388,953
04/28/2025	3.250%	300,000	291,714
Total			1,179,763
Total Foreign Government Obligations (Cost $254,770,262)			251,496,304

Inflation-Indexed Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%	2,079,088	2,033,189
07/15/2025	0.375%	3,533,132	3,480,559
07/15/2028	0.750%	7,756,665	7,772,897
02/15/2048	1.000%	8,043,426	7,818,794
Total			21,105,439
Total Inflation-Indexed Bonds (Cost $20,679,974)			21,105,439

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
Chicago O’Hare International Airport
Refunding Revenue Bonds
Taxable Senior Lien
Series 2018C
01/01/2049	4.472%	1,630,000	1,674,043
01/01/2054	4.572%	1,630,000	1,694,548
Total			3,368,591
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,701,197
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	2,800,091
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	700,111
Total			9,201,399
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,767,275

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	43

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,222,322
Total			6,989,597
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,228,135
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(m)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	1,100,000	1,042,855
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,292,450
Special Property Tax 0.0%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	2,650,000	2,669,504
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,171,992
Taxable-Various Purpose
Series 2010
03/01/2019	6.200%	2,700,000	2,700,247
Total			3,872,239
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,620,627
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,045,169
Total			4,665,796
Total Municipal Bonds (Cost $37,058,627)			36,330,566

Residential Mortgage-Backed Securities - Agency 20.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	83	83
03/01/2022- 08/01/2022	8.500%	3,272	3,401
08/01/2024- 02/01/2025	8.000%	17,648	18,783
10/01/2028- 07/01/2032	7.000%	238,166	268,239
03/01/2031- 03/01/2047	3.000%	58,096,507	56,951,519
10/01/2031- 07/01/2037	6.000%	767,592	850,027
04/01/2033- 09/01/2039	5.500%	1,460,019	1,580,827
05/01/2033- 03/01/2048	3.500%	146,932,934	147,860,831
10/01/2039- 08/01/2048	5.000%	4,285,800	4,517,971
09/01/2040- 01/01/2049	4.000%	30,984,458	31,883,006
09/01/2040- 10/01/2048	4.500%	14,966,978	15,553,203
CMO Series 2060 Class Z
05/15/2028	6.500%	202,259	220,825
CMO Series 2310 Class Z
04/15/2031	6.000%	146,416	161,212
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,633,738
CMO Series 2882 Class ZC
11/15/2034	6.000%	5,087,061	5,689,495
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,300,024	2,727,202
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,248,503	7,229,022
CMO Series 3121 Class EZ
03/15/2036	6.000%	151,601	166,350
CMO Series 3181 Class AZ
07/15/2036	6.500%	100,282	109,792

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3740 Class BA
10/15/2040	4.000%	3,000,000	3,135,149
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	1,939,631
CMO Series 3753 Class KZ
11/15/2040	4.500%	5,914,386	6,391,544
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,427,225	2,559,190
CMO Series 3841 Class JZ
04/15/2041	5.000%	728,034	804,012
CMO Series 3888 Class ZG
07/15/2041	4.000%	1,709,928	1,754,552
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,561,982
CMO Series 3934 Class CB
10/15/2041	4.000%	6,000,000	6,177,826
CMO Series 3963 Class JB
11/15/2041	4.500%	6,742,422	7,345,069
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,274,368
CMO Series 4027 Class AB
12/15/2040	4.000%	4,443,283	4,575,248
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	798,686
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,067,171
CMO Series 4077 Class KM
11/15/2041	3.500%	961,426	975,735
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,192,770
CMO Series 4182 Class QN
02/15/2033	3.000%	4,421,423	4,400,883
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,629,687
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	5,883,868
CMO Series 4396 Class PZ
06/15/2037	3.000%	703,825	637,942
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,103,517
CMO Series 4495 Class PA
09/15/2043	3.500%	524,411	533,022
CMO Series 4496 Class PZ
07/15/2045	2.500%	626,642	526,185
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,414,038
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,217,632
CMO Series 4745 Class VD
01/15/2040	4.000%	5,493,630	5,773,145
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	4,493,751
CMO Series 4793 Class CD
06/15/2048	3.000%	5,531,167	5,820,995
CMO Series 4800 Class KG
11/15/2045	3.500%	5,000,000	4,983,922
CMO Series 4830 Class AP
02/15/2047	4.000%	9,571,949	9,903,976
Federal Home Loan Mortgage Corp.(e)
04/12/2048	4.000%	10,350,000	10,549,856
03/13/2049	3.500%	38,960,000	39,002,923
03/13/2049	4.500%	14,100,000	14,607,442
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	3.789%	299,439	304,704
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	2.939%	316,584	317,817
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	2.889%	712,006	713,576
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	2.739%	352,466	351,782
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	2.689%	519,349	517,194
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	12.424%	633,102	832,672
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	14.708%	1,123,171	1,572,111

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	45

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	3.189%	1,187,150	1,206,745
CMO Series 3135 Class FC
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 04/15/2026	2.789%	931,374	932,436
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	3.759%	581,497	602,066
CMO Series 3785 Class LS
-2.0 x 1-month USD LIBOR + 9.900% Cap 9.900% 01/15/2041	4.923%	2,032,007	2,124,816
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	70,766	71,936
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2026	2.789%	913,443	914,976
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.920%	528,684	527,838
CMO Series 4203 Class QF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 05/15/2043	2.739%	5,376,271	5,368,381
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 02/15/2042	2.789%	2,412,791	2,413,162
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 06/15/2042	2.839%	339,136	339,962
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	2.789%	500,186	500,271
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	3.406%	3,557,521	508,658
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	3.461%	8,565,228	1,196,447
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	3.061%	11,486,020	1,335,833
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 3833 Class LI
10/15/2040	1.375%	17,087,193	762,723
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(g)
CMO Series K051 Class X1
09/25/2025	0.547%	18,924,355	571,370
CMO Series K058 Class X1
08/25/2026	0.929%	2,468,317	142,639
CMO Series KW02 Class X1
12/25/2026	0.315%	11,644,652	189,405
Federal National Mortgage Association
04/01/2023	8.500%	414	416
06/01/2024	9.000%	2,393	2,415
02/01/2025- 08/01/2027	8.000%	36,423	39,622
03/01/2026- 07/01/2038	7.000%	787,471	894,826
04/01/2027- 06/01/2032	7.500%	66,398	73,276
05/01/2029- 10/01/2040	6.000%	2,642,818	2,903,701
08/01/2029- 02/01/2057	3.000%	96,639,737	94,814,297
06/01/2030	4.960%	1,075,900	1,195,340
01/01/2031- 11/01/2046	2.500%	6,003,624	5,820,287
03/01/2033- 04/01/2041	5.500%	1,281,250	1,386,628
10/01/2033- 07/01/2048	3.500%	186,673,016	187,591,665
07/01/2039- 10/01/2041	5.000%	5,147,531	5,511,203
10/01/2040- 08/01/2048	4.500%	36,318,130	37,690,000
02/01/2041- 07/01/2047	4.000%	114,291,276	117,506,054
CMO Series 2003-22 Class Z
04/25/2033	6.000%	181,018	198,116
CMO Series 2003-33 Class PT
05/25/2033	4.500%	13,395	14,059
CMO Series 2003-82 Class Z
08/25/2033	5.500%	188,209	204,347

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-110 Class GL
12/25/2035	5.500%	2,182,841	2,387,035
CMO Series 2005-68 Class KZ
08/25/2035	5.750%	17,624,240	19,407,968
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	1,064,619	1,163,772
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	854,920
CMO Series 2009-111 Class DA
12/25/2039	5.000%	82,684	83,768
CMO Series 2010-134 Class DB
12/25/2040	4.500%	10,000,000	10,819,847
CMO Series 2010-37 Class A1
05/25/2035	5.410%	1,041,805	1,073,390
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	892,756
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	7,459,851	7,738,411
CMO Series 2011-53 Class WT
06/25/2041	4.500%	771,717	814,229
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	945,020
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	13,874,032	14,287,385
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	1,967,640
CMO Series 2013-16 Class GD
03/25/2033	3.000%	9,511,594	9,323,578
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	616,241
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,443,076	1,688,037
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,864,576
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,792,607
CMO Series 2016-9 Class A
09/25/2043	3.000%	704,229	691,527
CMO Series 2017-107 Class JM
01/25/2048	3.000%	6,445,481	6,012,698
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	567,084
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	982,219
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,155,823
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-38 Class PA
06/25/2047	3.500%	3,522,420	3,544,575
CMO Series 2018-55 Class PA
01/25/2047	3.500%	13,208,596	13,354,909
CMO Series 2018-64 Class ET
09/25/2048	3.000%	10,245,627	10,034,382
CMO Series 2018-94D Class KD
12/25/2048	3.500%	7,127,111	7,148,120
CMO Series 98-17 Class Z
04/18/2028	6.500%	168,937	185,240
Federal National Mortgage Association(e)
03/18/2034	3.000%	395,000	394,313
04/12/2048	4.000%	18,994,000	19,351,082
03/13/2049	3.500%	33,987,000	34,002,931
03/13/2049	4.500%	25,609,000	26,502,314
03/13/2049	5.000%	43,950,000	46,087,628
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Cap 10.203% 04/01/2034	4.194%	97,332	100,115
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	2.831%	276,530	276,716
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 9.500% 12/25/2032	3.090%	1,843,636	1,864,495
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	2.690%	1,124,262	1,120,063
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	9.207%	251,920	314,405
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	2.980%	724,382	728,090
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	24.241%	122,499	190,745
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	20.551%	596,235	903,184

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	47

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 06/25/2039	2.990%	1,939,969	1,944,795
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	4.982%	1,124,332	1,082,587
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	3.040%	533,898	537,788
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 7.000% 07/25/2034	3.090%	991,168	1,001,190
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 08/25/2025	2.940%	854,804	855,741
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 10/25/2026	2.790%	899,748	900,033
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	2.990%	2,460,371	2,469,968
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	2,011,880	1,769,159
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 7.000% 08/25/2037	2.940%	193,549	194,327
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 05/25/2027	2.890%	1,406,945	1,413,952
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2039	2.940%	1,548,208	1,551,333
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	1,928,491	1,805,134
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-82 Class FG
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 11/25/2032	2.740%	2,373,583	2,361,820
Federal National Mortgage Association(n)
12/01/2046- 02/01/2047	3.000%	10,422,693	10,196,670
04/01/2047- 12/01/2047	3.500%	33,404,036	33,451,703
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	5.110%	2,386,498	462,159
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	4.100%	1,875,787	299,269
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	3.760%	9,849,631	1,470,378
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	4.110%	7,555,245	1,315,586
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	3.960%	3,594,908	551,266
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	3.440%	12,221,899	1,417,436
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	4.210%	7,531,377	1,481,092
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	3.610%	11,870,461	1,605,615

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	3.610%	5,419,588	728,608
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	3.610%	15,415,539	2,149,988
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	3.760%	15,014,665	2,094,369
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	3.610%	19,407,607	2,761,147
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	4.160%	9,799,640	1,507,862
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	3.660%	13,664,763	1,784,856
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	1.460%	17,895,832	1,125,755
Federal National Mortgage Association(f)
CMO Series 2016-40 Class GA
07/25/2046	4.458%	5,914,839	6,165,235
Federal National Mortgage Association(o)
CMO Series G93-28 Class E
07/25/2022	0.000%	155,550	148,842
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	13,179,883	13,768,011
05/20/2041- 08/20/2048	4.500%	30,317,197	31,417,270
02/15/2042- 11/20/2047	4.000%	12,862,434	13,223,673
03/20/2046- 09/20/2047	3.500%	42,983,998	43,419,237
12/20/2046- 11/20/2047	3.000%	23,076,974	22,811,598
01/20/2061	5.303%	38,756	39,219
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/20/2061- 08/20/2062	4.481%	985,802	994,793
01/20/2062- 06/20/2063	4.595%	2,278,061	2,310,318
03/20/2062	4.510%	69,378	69,790
05/20/2062	4.054%	1,029,631	1,039,128
05/20/2062	4.389%	69,456	70,001
05/20/2062	4.489%	89,941	90,738
06/20/2062- 09/20/2062	4.504%	446,516	450,216
07/20/2062	4.632%	42,344	42,662
08/20/2062- 04/20/2063	4.465%	255,884	258,911
08/20/2062	4.468%	427,197	430,177
09/20/2062	4.475%	708,688	715,155
10/20/2062	4.432%	32,336	32,691
10/20/2062	4.480%	937,336	944,180
11/20/2062	4.586%	303,623	306,569
11/20/2062	4.633%	877,799	886,660
12/20/2062- 01/20/2067	4.601%	1,389,339	1,420,311
02/20/2063	4.234%	190,547	193,040
02/20/2063	4.266%	317,438	319,689
02/20/2063	4.404%	741,657	750,679
02/20/2063- 01/20/2064	4.580%	161,760	163,518
03/20/2063	4.473%	62,826	63,692
03/20/2063	4.557%	387,056	391,840
04/20/2063	4.172%	1,253,663	1,273,232
04/20/2063	4.391%	1,134,324	1,150,363
04/20/2063	4.506%	74,396	75,429
04/20/2063	5.032%	2,112	2,140
05/20/2063	4.371%	1,446,710	1,466,224
05/20/2063	4.409%	1,733,680	1,759,760
06/20/2063	4.383%	3,584,693	3,647,549
06/20/2063	4.407%	649,088	658,842
06/20/2063	4.581%	850,547	865,309
01/20/2064- 05/20/2064	4.671%	648,787	677,733
02/20/2064	4.615%	418,028	442,446
06/20/2064	4.107%	510,372	528,752
12/20/2064	4.477%	713,385	721,245
12/20/2064	4.624%	4,203,304	4,454,611
02/20/2065	4.571%	328,847	346,375
01/20/2066	4.519%	2,732,346	2,899,887
01/20/2066	4.548%	791,628	839,294
01/20/2066	4.577%	1,047,065	1,112,122
02/20/2066	4.469%	3,368,326	3,583,221
02/20/2066- 12/20/2066	4.534%	3,205,020	3,404,172
04/20/2066- 12/20/2066	4.565%	4,459,417	4,720,683
07/20/2066	4.647%	523,370	549,597
08/20/2066	4.607%	1,050,995	1,125,894
12/20/2066	4.431%	508,034	540,958
04/20/2067	4.555%	2,708,832	2,896,168
04/20/2067	4.558%	467,702	492,021

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	49

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/20/2067	4.454%	1,928,346	2,053,905
06/20/2067	4.627%	797,979	860,137
08/20/2067	4.613%	800,321	838,850
08/20/2067	4.641%	2,295,616	2,476,752
08/20/2067	4.667%	1,136,539	1,227,381
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,246,226	1,589,027
CMO Series 2009-104 Class YD
11/20/2039	5.000%	3,975,965	4,269,544
CMO Series 2009-55 Class LX
07/20/2039	5.000%	4,311,434	4,621,881
CMO Series 2009-67 Class DB
08/20/2039	5.000%	4,884,906	5,172,090
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,201,978
CMO Series 2013-116 Class BY
08/16/2043	4.000%	3,648,396	3,805,826
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	779,128	703,277
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	563,516	557,146
CMO Series 2018-115 Class DE
08/20/2048	3.500%	6,455,293	6,493,418
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	729,462
Government National Mortgage Association(e)
03/20/2044	5.000%	2,550,000	2,656,395
03/20/2048	4.000%	15,000	15,396
03/21/2049	3.000%	20,650,000	20,388,648
03/21/2049	4.500%	12,925,000	13,375,355
Government National Mortgage Association(b)
1-year CMT + 1.136% 03/20/2066	3.806%	661,490	672,067
1-year CMT + 0.695% 04/20/2066	3.365%	770,636	778,586
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	8.281%	273,192	288,194
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	24.752%	1,184,960	2,075,449
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	3.056%	1,008,753	1,010,700
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	2.857%	386,633	385,761
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	2.935%	418,001	419,140
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.650% 01/20/2061	3.007%	1,323,249	1,324,416
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	3.067%	341,626	342,291
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	3.207%	26,956	27,024
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	3.157%	24,035	24,084
CMO Series 2012-H22 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 5.290% 01/20/2061	2.977%	161,894	161,924
CMO Series 2012-H24 Class FD
1-month USD LIBOR + 0.590% Floor 0.590%, Cap 5.500% 09/20/2062	3.097%	63,348	63,359
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	3.207%	744,586	745,679
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	2.731%	530,496	529,609
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 7.500% 09/16/2043	2.631%	1,838,450	1,836,970
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	2.847%	448,832	447,608

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.907%	60,804	60,662
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	2.907%	2,485,194	2,477,794
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	2.977%	2,058,001	2,058,279
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	3.057%	724,329	725,647
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	3.007%	721,657	722,227
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	3.107%	4,773,040	4,786,045
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	3.107%	582,765	583,976
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% Floor 0.650% 11/20/2065	3.157%	5,317,923	5,338,061
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	3.207%	255,639	256,001
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% Floor 0.580%, Cap 11.000% 05/20/2066	3.087%	8,868,563	8,883,605
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	3.157%	5,443,908	5,463,700
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 08/20/2067	2.957%	23,923,995	23,917,487
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	2.807%	4,606,013	4,582,573
Government National Mortgage Association(f)
CMO Series 2010-H17 Class XQ
07/20/2060	5.230%	573,427	580,418
CMO Series 2017-H04 Class DA
12/20/2066	4.645%	89,912	90,456
Series 2003-72 Class Z
11/16/2045	5.271%	615,496	642,913
Government National Mortgage Association(f),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.751%	34,638,243	1,442,523
CMO Series 2014-H05 Class AI
02/20/2064	1.335%	6,064,135	403,940
CMO Series 2014-H14 Class BI
06/20/2064	1.631%	8,081,739	630,206
CMO Series 2014-H15 Class HI
05/20/2064	1.426%	10,617,858	638,592
CMO Series 2014-H20 Class HI
10/20/2064	1.219%	3,772,920	215,932
CMO Series 2015-163 Class IO
12/16/2057	0.794%	5,028,960	275,870
CMO Series 2015-189 Class IG
01/16/2057	0.927%	30,355,420	1,886,538
CMO Series 2015-30 Class IO
07/16/2056	1.024%	7,447,776	475,538
CMO Series 2015-32 Class IO
09/16/2049	0.840%	11,764,737	633,750
CMO Series 2015-73 Class IO
11/16/2055	0.795%	7,896,717	410,336
CMO Series 2015-9 Class IO
02/16/2049	0.972%	24,958,163	1,381,008
CMO Series 2016-72 Class IO
12/16/2055	0.886%	16,954,470	1,081,816
Government National Mortgage Association(d),(f),(g)
CMO Series 2015-H22 Class BI
09/20/2065	1.770%	3,125,731	250,996
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,867,208	4,801,523
Total Residential Mortgage-Backed Securities - Agency (Cost $1,628,758,196)			1,610,192,050

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	51

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	2,651,790	2,648,239
ASG Resecuritization Trust(a),(f)
CMO Series 2009-2 Class G75
05/24/2036	3.628%	1,732,617	1,716,619
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,149,528	1,158,333
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	969,038	905,611
Banc of America Funding Trust(p)
CMO Series 2006-D Class 3A1
05/20/2036	3.933%	1,608,221	1,542,924
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	2.695%	3,283,053	3,049,274
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	2,249,706	2,258,843
BCAP LLC Trust(a)
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	45,161	45,040
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	2.640%	3,382,120	2,954,427
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	4.489%	7,117,956	7,227,486
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.565%	10,248,694	10,172,863
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	13,941,308	13,529,903
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	836,646	867,664
Citigroup Commercial Mortgage Trust(a),(f),(g)
CMO Series 2017-1500 Class XCP
07/15/2032	1.399%	153,533,000	1,166,482
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2014-12 Class 3A1
10/25/2035	3.973%	1,202,714	1,214,380
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-A Class A4
06/25/2058	4.250%	707,475	719,324
COLT Mortgage Loan Trust(a),(f)
CMO Series 2018-1 Class M1
02/25/2048	3.661%	4,000,000	3,972,747
CMO Series 2019-1 Class M1
03/25/2049	4.518%	2,000,000	2,002,084
Countrywide Home Loan Mortgage Pass-Through Trust(f)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.514%	654,908	633,993
Credit Suisse Mortgage Capital Certificates(a),(f)
CMO Series 2009-14R Class 4A9
10/26/2035	4.575%	1,717,681	1,769,645
CMO Series 2011-12R Class 3A1
07/27/2036	3.957%	1,058,026	1,060,800
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2016-RPL1 Class A1
1-month USD LIBOR + 3.150% Floor 3.150% 12/26/2046	5.659%	5,064,149	5,117,931
Credit-Based Asset Servicing & Securitization LLC(f)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	4,213,057	1,900,742
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	6,408,238	6,404,209
CSMC Trust(a),(f)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	12,965,185	13,135,300
CSMCM Trust Certificates(a),(f)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	4,026,934	3,956,297
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2019-1A Class M1
08/25/2058	4.402%	2,500,000	2,500,428
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,945,000	1,977,870
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	2.771%	1,911,088	1,893,286
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	2.681%	2,725,907	2,509,332

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	8.190%	3,000,693	3,442,174
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	8.040%	787,861	886,129
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	6.740%	2,000,000	2,228,812
CMO Series 2016-C05 Class 2M2
1-month USD LIBOR + 4.450% Floor 4.450% 01/25/2029	6.940%	100,000	109,923
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	6.140%	2,300,000	2,497,069
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	5.490%	2,700,000	2,872,442
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	5.340%	3,809,641	3,966,200
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	4.690%	585,105	596,451
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	5.140%	200,000	207,042
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	4.890%	3,000,000	3,074,161
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	4.990%	1,580,000	1,614,622
CMO Series 2018-C01 Class 1M2
1-month USD LIBOR + 2.250% Floor 2.250% 07/25/2030	4.740%	3,400,000	3,445,788
CMO Series 2018-C02 Class 2M2
1-month USD LIBOR + 2.200% Floor 2.200% 08/25/2030	4.690%	2,345,000	2,352,878
CMO Series 2018-C05 Class 1M2
1-month USD LIBOR + 2.350% Floor 2.350% 01/25/2031	4.840%	2,492,949	2,512,569
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	4.490%	2,000,000	1,983,288
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	4.590%	2,000,000	1,981,681
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	8.040%	2,000,000	2,374,237
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	4.990%	2,000,000	2,064,675
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	5.140%	1,250,000	1,290,291
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	4.790%	2,000,000	1,999,068
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	2.700%	2,943,199	2,521,348
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	2.590%	4,560,475	3,036,342
First Horizon Mortgage Pass-Through Trust(f)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.501%	505,839	405,519
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	4.140%	1,340,045	1,351,483
Galton Funding Mortgage Trust(a),(f)
CMO Series 2019-1 Class A21
02/25/2059	4.500%	3,000,000	3,046,295
Galton Funding Mortgage Trust(a),(c),(d),(f)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,700,000	1,721,569
CMO Series 2019-1 Class B2
02/25/2059	4.500%	952,500	967,676
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	3.360%	1,946,903	1,919,002

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	53

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HE1 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 03/25/2047	2.630%	2,991,285	2,806,148
GSR Mortgage Loan Trust(f)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.103%	1,699,744	1,510,375
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	2.681%	9,295,841	8,281,725
CMO Series 2007-4 Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 07/19/2047	2.701%	765,938	741,306
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	2.850%	5,920,000	5,861,966
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	2.770%	6,751,774	6,594,845
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	407,885	383,970
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	134,839	129,401
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	3.260%	2,423,382	2,439,138
JPMorgan Mortgage Trust(a),(f)
CMO Series 2019-1 Class A3
05/25/2049	4.000%	4,511,216	4,522,845
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	3,300,000	3,310,800
Subordinated, CMO Series 2019-LTV1 Class B1
06/25/2049	4.914%	2,461,000	2,592,029
Subordinated, CMO Series 2019-LTV1 Class B2
06/25/2049	4.914%	2,111,500	2,190,269
JPMorgan Resecuritization Trust(a),(f)
CMO Series 2014-1 Class 1016
03/26/2036	4.868%	711,357	710,686
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	318,071	316,610
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,201,184	4,172,254
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	2,500,000	2,499,533
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	3.290%	1,043,016	1,030,287
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	2.790%	2,768,450	2,746,120
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	2.750%	4,669,252	4,365,396
CMO Series 2006-GP4 Class 1A1
1-month USD LIBOR + 0.205% Floor 0.205% 08/25/2046	2.695%	1,855,473	1,825,237
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	3.360%	4,243,712	4,259,711
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	855,615	907,468
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	2.830%	22,403,808	12,505,999
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	1,024,917	1,004,214
Morgan Stanley Resecuritization Trust(a),(f)
CMO Series 2015-R4 Class 4B1
08/26/2047	4.090%	6,443,537	6,426,990
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	3.010%	1,735,371	1,720,381
Nationstar Home Equity Loan Trust(b)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% Floor 0.250% 04/25/2037	2.740%	4,291,742	4,275,619

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	3.240%	3,797,626	3,768,602
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	3.030%	404,311	401,862
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	4.040%	1,200,000	1,196,263
RALI Trust(f)
CMO Series 2005-QA4 Class A41
04/25/2035	4.318%	598,503	560,558
RALI Trust(f),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.434%	46,212,293	629,532
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.587%	22,821,298	534,755
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.178%	45,879,516	341,270
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 14.000% 08/25/2036	2.780%	1,982,781	1,978,703
RFMSI Trust(f)
CMO Series 2005-SA5 Class 1A
11/25/2035	4.125%	1,663,053	1,346,116
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.331%	469,386	444,099
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	2.880%	6,421,000	6,361,409
Sequoia Mortgage Trust(a),(f)
CMO Series 2019-1 Class A1
02/25/2049	4.000%	2,488,228	2,512,174
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	4,000,000	4,075,903
Subordinated, CMO Series 2018-6 Class B1
07/25/2048	4.214%	1,232,504	1,250,406
Sequoia Mortgage Trust(a),(c),(d),(f)
CMO Series 2019-CH1 Class B1B
03/25/2049	5.084%	3,000,000	3,199,290
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(f)
CMO Series 2004-20 Class 1A2
01/25/2035	4.222%	941,893	931,435
CMO Series 2006-5 Class 1A1
06/25/2036	4.196%	1,683,828	1,613,829
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2036	2.790%	2,869,932	2,860,708
Towd Point Mortgage Trust(a)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,904,252	3,852,387
Towd Point Mortgage Trust(a),(f)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	5,012,769	4,870,217
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,333,064
Subordinated, CMO Series 2018-1 Class B1
01/25/2058	3.988%	5,500,000	5,210,150
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	1,223,387	1,221,185
Verus Securitization Trust(a),(f)
CMO Series 2019-1 Class A2
02/25/2059	3.938%	3,500,000	3,499,954
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	2.640%	4,637,255	2,797,686
WaMu Mortgage Pass-Through Certificates Trust(f)
CMO Series 2003-AR8 Class A
08/25/2033	4.225%	591,632	601,042
CMO Series 2004-AR4 Class A6
06/25/2034	4.095%	5,447,732	5,559,916
CMO Series 2004-AR7 Class A6
07/25/2034	4.211%	2,352,687	2,391,941
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.885%	4,849,883	4,618,979
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.217%	736,664	677,642
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	3.130%	1,655,789	1,645,536

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	55

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	2.760%	4,371,565	4,163,016
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	3.110%	1,765,644	1,764,320
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	3.070%	1,393,426	1,380,930
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	3.130%	1,218,098	1,220,769
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	3.337%	2,529,316	2,535,467
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	3.377%	802,769	778,619
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	2.800%	3,297,961	2,985,306
Wells Fargo Mortgage Backed Securities Trust(a),(f)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	2,479,455	2,490,519
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $327,082,571)			337,217,691

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Transdigm, Inc.(b),(q)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.993%	500,000	492,500
Cable and Satellite 0.1%
CSC Holdings LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.739%	1,400,000	1,381,100
Telenet Financing LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	4.739%	750,000	739,065
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Unitymedia Finance LLC(b),(q)
Tranche E Term Loan
3-month USD LIBOR + 2.000% 06/01/2023	4.489%	1,100,000	1,091,486
Total			3,211,651
Diversified Manufacturing 0.0%
Gardner Denver, Inc.(b),(n),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024		1,868,229	1,866,081
Electric 0.0%
Vistra Operations Co. LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 08/04/2023	4.493%	128,300	127,865
3-month USD LIBOR + 2.000% 08/04/2023	4.493%	997,455	994,074
Total			1,121,939
Environmental 0.0%
Clean Harbors, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	4.243%	397,980	396,738
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/15/2025	4.480%	461,471	460,941
Delos Finance SARL(b),(q)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	4.553%	500,000	499,590
Total			960,531
Food and Beverage 0.1%
JBS U.S.A. Lux SA(b),(q)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/30/2022	5.256%	3,915,038	3,902,823
Gaming 0.1%
Caesars Entertainment Operating Co.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	4.493%	417,890	413,581

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	4.500%	397,990	395,005
Las Vegas Sands LLC(b),(q)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.243%	1,389,500	1,379,079
MGM Growth Properties Operating Partnership LP(b),(n),(q)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 03/01/2025		250,000	248,482
Twin River Management Group, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/10/2020	6.303%	1,070,122	1,068,335
Total			3,504,482
Health Care 0.0%
Gentiva Health Services, Inc.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.250%	249,375	249,687
Iqvia, Inc./Quintiles IMS(b),(q)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.803%	596,977	595,115
MPH Acquisition Holdings LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	5.553%	1,255,223	1,241,415
Total			2,086,217
Integrated Energy 0.0%
PowerTeam Services, LLC(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	6.063%	1,458,435	1,395,241
Oil Field Services 0.0%
EMG Utica LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/27/2020	6.553%	762,324	758,512
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Berry Global, Inc.(b),(q)
Tranche S Term Loan
3-month USD LIBOR + 1.750% 02/08/2020	4.267%	500,000	499,065
Reynolds Group Holdings, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.243%	571,867	569,007
Total			1,068,072
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(n),(q)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025		1,500,000	1,500,750
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.743%	418,756	415,201
Technology 0.0%
Commscope, Inc.(b),(n),(q)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		750,000	751,875
First Data Corp.(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	4.490%	884,254	883,078
Go Daddy Operating Co., LLC/Finance Co., Inc.(b),(q)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.743%	493,664	492,430
SS&C Technologies Holdings, Inc.(b),(q)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.743%	325,943	324,414
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.743%	126,592	125,999
Total			2,577,796
Wireless 0.0%
SBA Senior Finance II LLC(b),(q)
Term Loan
3-month USD LIBOR + 2.000% 04/11/2025	4.500%	741,275	733,692

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	57

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(q)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	5.000%	472,595	466,097
Total			1,199,789
Total Senior Loans (Cost $26,475,460)			26,458,323

Treasury Bills 0.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.9%
U.S. Treasury Bills(r)
03/28/2019	2.290%	4,210,000	4,202,629
U.S. Treasury Bills
04/09/2019	2.420%	19,341,000	19,289,854
04/11/2019	2.410%	21,942,000	21,881,279
04/16/2019	2.420%	9,307,000	9,278,044
12/05/2019	2.510%	5,500,000	5,396,089
01/02/2020	2.530%	4,500,000	4,405,992
01/30/2020	2.530%	7,775,000	7,598,063
Total			72,051,950
Total Treasury Bills (Cost $72,048,266)			72,051,950

U.S. Government & Agency Obligations 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks
03/26/2031	3.220%	1,650,000	1,629,500
Federal Home Loan Mortgage Corp.(i),(r)
12/11/2025	0.000%	7,000,000	5,676,398
Federal National Mortgage Association(r)
10/05/2022	2.000%	4,030,000	3,955,731
Federal National Mortgage Association(i)
STRIPS
05/15/2030	0.000%	1,000,000	692,081
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%	7,351,000	5,151,390
Resolution Funding Corp.(i)
STRIPS
01/15/2029	0.000%	1,935,000	1,388,899
04/15/2029	0.000%	1,220,000	879,838
04/15/2030	0.000%	3,000,000	2,063,532
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority Principal STRIP(i)
09/15/2024	0.000%	530,000	452,085
Total U.S. Government & Agency Obligations (Cost $21,953,922)			21,889,454

U.S. Treasury Obligations 12.4%

U.S. Treasury
01/31/2021	2.500%	89,428,000	89,389,938
02/28/2021	2.500%	92,926,000	92,902,566
02/15/2022	2.500%	69,035,000	69,066,020
11/30/2023	2.875%	21,110,000	21,454,551
12/31/2023	2.625%	49,180,000	49,411,926
01/31/2024	2.500%	86,050,000	85,997,397
02/29/2024	2.375%	43,383,000	43,115,246
01/31/2026	2.625%	10,084,000	10,097,352
02/28/2026	2.500%	94,597,000	93,926,935
11/15/2028	3.125%	28,715,000	29,712,014
02/15/2029	2.625%	66,933,000	66,431,718
02/15/2039	3.500%	14,190,000	15,404,979
05/15/2039	4.250%	12,855,000	15,403,246
11/15/2044	3.000%	2,790,000	2,749,246
05/15/2045	3.000%	6,500,000	6,405,868
08/15/2048	3.000%	4,530,000	4,453,825
11/15/2048	3.375%	89,411,300	94,574,159
02/15/2049	3.000%	127,065,000	124,974,379
U.S. Treasury(r)
08/15/2021	2.125%	19,920,000	19,740,228
08/15/2043	3.625%	4,750,000	5,198,239
11/15/2043	3.750%	2,535,000	2,830,239
U.S. Treasury(i),(r)
STRIPS
05/15/2043	0.000%	18,157,000	8,525,279
11/15/2043	0.000%	7,025,000	3,240,830
02/15/2045	0.000%	19,275,000	8,560,058
Total U.S. Treasury Obligations (Cost $967,145,337)			963,566,238

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(s),(t)	155,754,928	155,739,352
Total Money Market Funds (Cost $155,739,352)		155,739,352
Total Investments in Securities (Cost: $7,979,211,712)		7,934,101,670
Other Assets & Liabilities, Net		(165,593,729)
Net Assets		7,768,507,941

At February 28, 2019, securities and/or cash totaling $104,628,872 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	210	06/2019	USD	30,338,438	—	(213,716)
U.S. Long Bond	616	06/2019	USD	88,992,750	—	(716,374)
U.S. Treasury 10-Year Note	4,624	06/2019	USD	564,128,000	—	(1,840,351)
U.S. Treasury 2-Year Note	236	06/2019	USD	50,078,094	14,141	—
U.S. Treasury 2-Year Note	565	06/2019	USD	119,890,351	—	(44,330)
U.S. Treasury 5-Year Note	643	06/2019	USD	73,663,688	—	(111,710)
U.S. Treasury 5-Year Note	2,473	06/2019	USD	283,313,063	—	(697,547)
U.S. Treasury 5-Year Note	8,825	06/2019	USD	1,011,014,063	—	(1,668,617)
U.S. Treasury Ultra 10-Year Note	90	06/2019	USD	11,650,781	—	(61,362)
U.S. Treasury Ultra 10-Year Note	283	06/2019	USD	36,635,234	—	(193,790)
U.S. Ultra Treasury Bond	89	06/2019	USD	14,203,844	—	(170,540)
U.S. Ultra Treasury Bond	114	06/2019	USD	18,193,688	—	(230,794)
U.S. Ultra Treasury Bond	863	06/2019	USD	137,729,406	—	(1,537,383)
Total					14,141	(7,486,514)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(696)	06/2019	USD	(84,912,000)	234,831	—
U.S. Treasury 2-Year Note	(1,349)	06/2019	USD	(286,251,476)	186,206	—
U.S. Treasury 2-Year Note	(64)	06/2019	USD	(13,580,500)	8,380	—
U.S. Treasury 5-Year Note	(629)	06/2019	USD	(72,059,813)	87,264	—
U.S. Treasury Ultra 10-Year Note	(457)	06/2019	USD	(59,160,078)	216,866	—
U.S. Treasury Ultra 10-Year Note	(455)	06/2019	USD	(58,901,172)	144,837	—
Total					878,384	—

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.431%	Receives Annually, Pays Annually	JPMorgan	03/31/2019	USD	67,286,000	433,094	—	—	433,094	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.840%	Receives Annually, Pays Annually	JPMorgan	12/31/2019	USD	188,360,000	1,034,028	—	—	1,034,028	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.369%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	257,680,000	124,543	—	—	124,543	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.295%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	158,400,000	40,153	—	—	40,153	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.369%	Receives Annually, Pays Annually	JPMorgan	03/31/2020	USD	93,215,000	(82,242)	—	—	—	(82,242)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.408%	Receives Annually, Pays Annually	JPMorgan	01/10/2021	USD	102,740,000	(76,104)	—	—	—	(76,104)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	(136,909)	—	—	—	(136,909)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.360%	Receives Annually, Pays Annually	JPMorgan	09/27/2022	USD	148,540,000	(399,904)	—	—	—	(399,904)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	59

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 2.167%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	42,560,000	966,911	—	—	966,911	—
3-Month USD LIBOR	Fixed rate of 2.151%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	6,690,000	129,345	—	—	129,345	—
3-Month USD LIBOR	Fixed rate of 2.115%	Receives Quarterly, Pays Semi annually	JPMorgan	02/15/2024	USD	3,420,000	71,856	—	—	71,856	—
Fixed rate of 2.139%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	05/11/2024	USD	25,450,000	247,382	—	—	247,382	—
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2024	USD	69,165,000	1,580,630	—	—	1,580,630	—
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	140,200,000	2,528,199	—	—	2,528,199	—
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	41,140,000	703,333	—	—	703,333	—
3-Month USD LIBOR	Fixed rate of 2.168%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2024	USD	15,675,000	325,693	—	—	325,693	—
3-Month USD LIBOR	Fixed rate of 2.334%	Receives Quarterly, Pays Semi annually	JPMorgan	11/15/2024	USD	165,925,000	709,264	—	—	709,264	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	41,250,000	(377,981)	—	—	—	(377,981)
3-Month USD LIBOR	Fixed rate of 3.019%	Receives Quarterly, Pays Semi annually	JPMorgan	02/28/2025	USD	22,215,000	(537,945)	—	—	—	(537,945)
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays Semi annually	JPMorgan	05/31/2025	USD	67,233,000	(2,044,144)	—	—	—	(2,044,144)
3-Month USD LIBOR	Fixed rate of 3.105%	Receives Quarterly, Pays Semi annually	JPMorgan	07/31/2025	USD	12,475,000	(386,923)	—	—	—	(386,923)
3-Month USD LIBOR	Fixed rate of 3.109%	Receives Quarterly, Pays Semi annually	JPMorgan	07/31/2025	USD	54,830,000	(1,678,008)	—	—	—	(1,678,008)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	433,580	—	—	433,580	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	348,749	—	—	348,749	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	238,502	—	—	238,502	—
3-Month USD LIBOR	Fixed rate of 2.309%	Receives Quarterly, Pays Semi annually	JPMorgan	05/08/2027	USD	8,490,000	171,343	—	—	171,343	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	241,008	—	—	241,008	—
3-Month USD LIBOR	Fixed rate of 2.295%	Receives Quarterly, Pays Semi annually	JPMorgan	05/15/2027	USD	5,500,000	116,933	—	—	116,933	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.579%	Receives Annually, Pays Annually	JPMorgan	08/15/2028	USD	19,345,000	155,688	—	—	155,688	—
3-Month USD LIBOR	Fixed rate of 2.835%	Receives Quarterly, Pays Semi annually	JPMorgan	08/15/2028	USD	8,315,000	(37,947)	—	—	—	(37,947)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.579%	Receives Annually, Pays Annually	JPMorgan	08/15/2028	USD	8,490,000	(91,646)	—	—	—	(91,646)
Fixed rate of 2.000%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	JPMorgan	05/11/2029	USD	24,355,000	209,396	—	—	209,396	—
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	913,577	—	—	913,577	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	679,647	—	—	679,647	—
3-Month USD LIBOR	Fixed rate of 2.979%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/10/2023	USD	640,000,000	(11,297,052)	—	—	—	(11,297,052)
3-Month USD LIBOR	Fixed rate of 3.050%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/10/2028	USD	421,000,000	(11,712,967)	—	—	—	(11,712,967)
3-Month USD LIBOR	Fixed rate of 3.102%	Receives Quarterly, Pays Semi annually	Morgan Stanley	08/10/2048	USD	265,000,000	(10,362,142)	—	—	—	(10,362,142)
Total							(26,819,060)	—	—	12,402,854	(39,221,914)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	396,900,000	(6,165,661)	—	—	—	(6,165,661)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	2.400%
3-Month USD LIBOR	London Interbank Offered Rate	2.615%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $1,914,952,655, which represents 24.65% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $10,876,381, which represents 0.14% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2019.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2019.
(k)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2019, the total value of these securities amounted to $2,373,968, which represents 0.03% of total net assets.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At February 28, 2019, the total value of these securities amounted to $1,042,855, which represents 0.01% of total net assets.
(n)	Represents a security purchased on a forward commitment basis.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	61

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(q)	The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(r)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(s)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	214,471,894	5,152,910,483	(5,211,627,449)	155,754,928	(3,331)	3,331	3,123,410	155,739,352
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,065,768,163	8,065,590	—	1,073,833,753
Commercial Mortgage-Backed Securities - Agency	—	223,952,795	—	—	223,952,795
Commercial Mortgage-Backed Securities - Non-Agency	—	495,728,144	—	—	495,728,144
Commercial Paper	—	16,438,095	—	—	16,438,095
Common Stocks
Energy	—	—	346	—	346
Corporate Bonds & Notes	—	2,628,101,170	—	—	2,628,101,170
Foreign Government Obligations	—	251,496,304	—	—	251,496,304
Inflation-Indexed Bonds	—	21,105,439	—	—	21,105,439
Municipal Bonds	—	36,330,566	—	—	36,330,566
Residential Mortgage-Backed Securities - Agency	—	1,609,941,054	250,996	—	1,610,192,050
Residential Mortgage-Backed Securities - Non-Agency	—	331,329,156	5,888,535	—	337,217,691
Senior Loans	—	26,458,323	—	—	26,458,323
Treasury Bills	72,051,950	—	—	—	72,051,950
U.S. Government & Agency Obligations	—	21,889,454	—	—	21,889,454
U.S. Treasury Obligations	943,240,071	20,326,167	—	—	963,566,238
Money Market Funds	—	—	—	155,739,352	155,739,352
Total Investments in Securities	1,015,292,021	6,748,864,830	14,205,467	155,739,352	7,934,101,670
Investments in Derivatives
Asset
Futures Contracts	892,525	—	—	—	892,525
Swap Contracts	—	12,402,854	—	—	12,402,854
Liability
Futures Contracts	(7,486,514)	—	—	—	(7,486,514)
Swap Contracts	—	(45,387,575)	—	—	(45,387,575)
Total	1,008,698,032	6,715,880,109	14,205,467	155,739,352	7,894,522,960
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	63

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	608	608	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, asset backed securities and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,823,472,360)	$7,778,362,318
Affiliated issuers (cost $155,739,352)	155,739,352
Margin deposits on:
Futures contracts	2,405,000
Swap contracts	56,201,919
Receivable for:
Investments sold	100,605,120
Investments sold on a delayed delivery basis	90,977,283
Capital shares sold	33,877,192
Dividends	423,326
Interest	46,194,634
Foreign tax reclaims	307,960
Variation margin for futures contracts	701,834
Variation margin for swap contracts	4,411,807
Prepaid expenses	20,321
Trustees’ deferred compensation plan	186,152
Other assets	94,538
Total assets	8,270,508,756
Liabilities
Due to custodian	6,154,624
Cash collateral due to broker for:
TBA	236,500
Payable for:
Investments purchased	65,783,220
Investments purchased on a delayed delivery basis	390,141,632
Capital shares purchased	15,306,083
Distributions to shareholders	19,048,440
Variation margin for futures contracts	3,816,873
Variation margin for swap contracts	132,854
Management services fees	96,912
Distribution and/or service fees	84
Transfer agent fees	251,385
Compensation of chief compliance officer	498
Other expenses	159,475
Trustees’ deferred compensation plan	186,152
Other liabilities	686,083
Total liabilities	502,000,815
Net assets applicable to outstanding capital stock	$7,768,507,941
Represented by
Paid in capital	7,993,480,670
Total distributable earnings (loss) (Note 2)	(224,972,729)
Total - representing net assets applicable to outstanding capital stock	$7,768,507,941
Class A
Net assets	$12,261,212
Shares outstanding	1,254,921
Net asset value per share	$9.77
Institutional Class
Net assets	$7,756,246,729
Shares outstanding	793,548,093
Net asset value per share	$9.77
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	65

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$3,123,410
Interest	136,794,812
Total income	139,918,222
Expenses:
Management services fees	17,630,336
Distribution and/or service fees
Class A	16,103
Transfer agent fees
Class A	3,211
Institutional Class	1,925,827
Compensation of board members	63,099
Custodian fees	73,615
Printing and postage fees	155,876
Registration fees	91,632
Audit fees	27,051
Legal fees	86,333
Interest on interfund lending	201
Compensation of chief compliance officer	1,529
Other	87,178
Total expenses	20,161,991
Net investment income	119,756,231
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(30,986,397)
Investments — affiliated issuers	(3,331)
Foreign currency translations	(29,737)
Forward foreign currency exchange contracts	(959,763)
Futures contracts	24,994,618
Swap contracts	(14,736,444)
Net realized loss	(21,721,054)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	50,613,835
Investments — affiliated issuers	3,331
Forward foreign currency exchange contracts	85,686
Futures contracts	(6,131,925)
Swap contracts	(37,941,697)
Net change in unrealized appreciation (depreciation)	6,629,230
Net realized and unrealized loss	(15,091,824)
Net increase in net assets resulting from operations	$104,664,407
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$119,756,231	$207,423,404
Net realized loss	(21,721,054)	(115,670,038)
Net change in unrealized appreciation (depreciation)	6,629,230	(180,505,948)
Net increase (decrease) in net assets resulting from operations	104,664,407	(88,752,582)
Distributions to shareholders
Net investment income and net realized gains
Class A	(192,647)
Institutional Class	(125,296,624)
Net investment income
Class A		(378,682)
Institutional Class		(195,325,065)
Net realized gains
Class A		(7,581)
Institutional Class		(3,047,967)
Total distributions to shareholders (Note 2)	(125,489,271)	(198,759,295)
Increase (decrease) in net assets from capital stock activity	(194,685,120)	701,288,464
Total increase (decrease) in net assets	(215,509,984)	413,776,587
Net assets at beginning of period	7,984,017,925	7,570,241,338
Net assets at end of period	$7,768,507,941	$7,984,017,925
Undistributed net investment income	$7,920,936	$13,653,976

	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2	21	685	6,764
Distributions reinvested	19,836	192,499	38,932	386,032
Redemptions	(208,287)	(2,021,956)	(663,842)	(6,600,929)
Net decrease	(188,449)	(1,829,436)	(624,225)	(6,208,133)
Institutional Class
Subscriptions	75,532,537	733,246,855	198,219,874	1,965,645,540
Distributions reinvested	12,906,683	125,296,467	20,032,838	198,372,778
Redemptions	(108,440,463)	(1,051,399,006)	(146,978,253)	(1,456,521,721)
Net increase (decrease)	(20,001,243)	(192,855,684)	71,274,459	707,496,597
Total net increase (decrease)	(20,189,692)	(194,685,120)	70,650,234	701,288,464
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	67

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$9.79	0.14	(0.02)	0.12	(0.14)	—	(0.14)
Year Ended 8/31/2018	$10.17	0.24	(0.39)	(0.15)	(0.23)	(0.00) (e)	(0.23)
Year Ended 8/31/2017	$10.41	0.22	(0.11)	0.11	(0.21)	(0.14)	(0.35)
Year Ended 8/31/2016	$10.06	0.20	0.38	0.58	(0.19)	(0.04)	(0.23)
Year Ended 8/31/2015	$10.21	0.19	(0.14)	0.05	(0.20)	—	(0.20)
Year Ended 8/31/2014	$9.87	0.21	0.36	0.57	(0.20)	(0.03)	(0.23)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$9.80	0.15	(0.02)	0.13	(0.16)	—	(0.16)
Year Ended 8/31/2018	$10.17	0.26	(0.38)	(0.12)	(0.25)	(0.00) (e)	(0.25)
Year Ended 8/31/2017(f)	$9.91	0.16	0.26 (g)	0.42	(0.16)	—	(0.16)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$9.77	1.29%	0.77% (c),(d)	0.77% (c),(d)	2.84% (c)	116%	$12,261
Year Ended 8/31/2018	$9.79	(1.51%)	0.77%	0.77%	2.37%	228%	$14,135
Year Ended 8/31/2017	$10.17	1.14%	0.79%	0.78%	2.14%	345%	$21,021
Year Ended 8/31/2016	$10.41	5.82%	0.80%	0.80%	2.01%	289%	$6,614,680
Year Ended 8/31/2015	$10.06	0.49%	0.80%	0.80%	1.86%	269%	$5,097,458
Year Ended 8/31/2014	$10.21	5.86%	0.80%	0.80%	2.09%	207%	$4,656,220
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$9.77	1.31%	0.52% (c),(d)	0.52% (c),(d)	3.10% (c)	116%	$7,756,247
Year Ended 8/31/2018	$9.80	(1.16%)	0.52%	0.52%	2.66%	228%	$7,969,883
Year Ended 8/31/2017(f)	$10.17	4.28%	0.54% (c)	0.53% (c)	2.48% (c)	345%	$7,549,220
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	69

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party
70	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	71

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
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Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	73

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to produce incremental earnings, to manage interest rate and market risk exposure to produce incremental earnings, to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
74	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	892,525*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	12,402,854*
Total		13,295,379

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	6,165,661*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,486,514*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	39,221,914*
Total		52,874,089

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(8,928,616)	(8,928,616)
Foreign exchange risk	(959,763)	—	—	(959,763)
Interest rate risk	—	24,994,618	(5,807,828)	19,186,790
Total	(959,763)	24,994,618	(14,736,444)	9,298,411

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	721,442	721,442
Foreign exchange risk	85,686	—	—	85,686
Interest rate risk	—	(6,131,925)	(38,663,139)	(44,795,064)
Total	85,686	(6,131,925)	(37,941,697)	(43,987,936)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,525,586,498
Futures contracts — short	617,247,993
Credit default swap contracts — buy protection	352,950,000

Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	75

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	145,654	—
Interest rate swap contracts	23,108,300	(24,424,684)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the
76	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2019:
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	507,338	507,338
Centrally cleared interest rate swap contracts (a)	1,162,808	2,741,661	3,904,469
Total assets	1,162,808	3,248,999	4,411,807
Liabilities
Centrally cleared interest rate swap contracts (a)	132,854	-	132,854
Total liabilities	132,854	-	132,854
Total financial and derivative net assets	1,029,954	3,248,999	4,278,953
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	1,029,954	3,248,999	4,278,953

Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	77

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
78	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	79

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.46% of the Fund’s average daily net assets.
The Investment Manager has voluntarily agreed to waive a portion of the management services fee on Fund assets that are invested in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management services fee, or where applicable, an advisory fee to the Investment Manager. The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial, TCW Investment Management Company, LLC, and, effective December 6, 2018, Voya Investment Management Co. LLC each of which manage a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
80	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Institutional Class	0.05
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	0.82%	0.86%
Institutional Class	0.57	0.61
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	81

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
7,984,740,000	70,682,000	(155,371,000)	(84,689,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	78,503,005	41,948,955	120,451,960
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,826,712,704 and $8,863,483,005, respectively, for the six months ended February 28, 2019, of which $6,964,178,923 and $6,815,706,253, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
82	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	1,300,000	2.83	2
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	83

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
84	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Subadvisory
Agreement
On October 24, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved, for an initial two-year term, the Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management Investment Advisers, LLC (the Investment Manager) and Voya Investment Management Co. LLC (the Subadviser) with respect to Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board met to review and discuss, among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Subadvisory Agreement.
In connection with its deliberations regarding the proposed Subadvisory Agreement, the Board evaluated materials requested from the Investment Manager regarding the Fund and the Subadvisory Agreement, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, and discussed these materials with representatives of the Investment Manager at the Board meeting held on October 24, 2018. The Board also noted its considerations at meetings held in connection with the continuation of the Management Agreement (the Management Agreement) and the Subadvisory Agreements between the Investment Manager and Loomis, Sayles & Company, L.P., PGIM, Inc. and TCW Investment Management Company LLC with respect to the Fund. The Board also consulted with Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Board’s considerations and otherwise assisted the Board in its deliberations.
The Board considered all information that it, its legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Subadvisory Agreement. The information and factors considered by the Board in approving the Subadvisory Agreement for the Fund included the following:
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through December 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Subadvisory Agreement;
•	The subadvisory fees to be charged to the Investment Manager under the Subadvisory Agreement;
•	Descriptions of various functions performed by the Subadviser under the Subadvisory Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the reputation, regulatory history and resources of the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Subadviser with respect to compliance monitoring services, including an assessment of the Subadviser’s compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services to be provided under the Subadvisory Agreement
The Board considered the nature, extent and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreement. The Board considered, among other things, the Subadviser’s advisory and supervisory investment professionals (including personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Subadviser’s investment research capabilities.
The Board also considered the professional experience and qualifications of the senior personnel of the Subadviser, which included consideration of the Subadviser’s experience with funds managed using an investment strategy similar to that proposed to be used for its sleeve of the Fund. The Board also noted that, based on information provided by the Investment Manager, the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	85

Board Consideration and Approval of Subadvisory
Agreement  (continued)
The Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the rationale for recommending the approval of the Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Subadvisory Agreement supported the approval of the Subadvisory Agreement.
Investment performance
The Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks.
The Board also considered the Subadviser’s performance and reputation generally. The Board also considered the performance of the Subadviser’s related composite, including its absolute and risk-adjusted returns, noting that the Subadviser had delivered competitive performance over the one-, three-, five- and ten-year periods for strategies similar to those proposed for its sleeve of the Fund, and the Investment Manager’s evaluation of the Subadviser’s anticipated contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Subadviser was sufficient, in light of other considerations, to warrant the approval of the Subadvisory Agreement.
Subadvisory fee rate and other expenses
The Board considered the subadvisory fees to be charged to the Fund under the Subadvisory Agreement, as well as the total expenses expected to be incurred by the Fund. The Board also considered the fees that the Subadviser charges to its other clients, to the extent publicly available, and noted that the Investment Manager pays the fees of the Subadviser. The Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the subadvisory fee rates and expenses of the Fund, in light of other considerations, supported the approval of the Subadvisory Agreement.
Costs of services to be provided and profitability
The Board also took note of the costs the Investment Manager and its affiliates were expected to incur in connection with the services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, and also noted that the Board expected to consider the costs of services and the profitability to the Investment Manager and its affiliates in connection with the Board’s next review and consideration of the continuation of the Management Agreement. When reviewing expected profitability, the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the expected expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed
86	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Subadvisory
Agreement  (continued)
investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Board noted that the breakpoint in the Subadvisory Agreement did not occur at the same level as the breakpoints in the Management Agreement. The Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Subadvisory Agreement.
Conclusion
The Board reviewed all of the above considerations in reaching its decision approve the proposed Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Subadvisory Agreement.
Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019	87

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
88	Multi-Manager Total Return Bond Strategies Fund | Semiannual Report 2019

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Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR101_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Multi-Manager Small Cap Equity Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Small Cap Equity Strategies Fund   |  Semiannual Report 2019

Multi-Manager Small Cap Equity Strategies Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Small Cap Equity Strategies Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Columbia Management Investment Advisers, LLC
Christian Stadlinger, Ph.D, CFA
Jarl Ginsberg, CFA, CAIA
Conestoga Capital Advisors, LLC
Robert Mitchell
Joseph Monahan, CFA
Hotchkis and Wiley Capital Management, LLC
Judd Peters, CFA
Ryan Thomes, CFA
J.P. Morgan Investment Management Inc.
Eytan Shapiro, CFA
Felise Agranoff, CFA
Greg Tuorto
Matthew Cohen
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/20/12	-9.84	5.41	6.56	11.28
Institutional Class*	01/03/17	-9.70	5.72	6.69	11.38
Russell 2000 Index		-8.86	5.58	7.36	11.83
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes the securities of approximately 2,000 of the smallest companies in the Russell 3000 Index based on a combination of their market capitalization and current index membership.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Trex Co., Inc.	0.9
Exponent, Inc.	0.8
Omnicell, Inc.	0.8
Descartes Systems Group, Inc. (The)	0.7
Simpson Manufacturing Co., Inc.	0.7
Ciena Corp.	0.7
Fox Factory Holding Corp.	0.6
PROS Holdings, Inc.	0.6
John Bean Technologies Corp.	0.6
Mesa Laboratories, Inc.	0.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at February 28, 2019)
Common Stocks	97.8
Limited Partnerships	0.2
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	2.1
Consumer Discretionary	11.5
Consumer Staples	2.8
Energy	4.2
Financials	18.0
Health Care	12.3
Industrials	19.1
Information Technology	18.2
Materials	3.8
Real Estate	4.7
Utilities	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	901.60	1,018.25	6.22	6.61	1.32
Institutional Class	1,000.00	1,000.00	903.00	1,019.49	5.05	5.36	1.07
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 2.0%
Diversified Telecommunication Services 0.3%
Iridium Communications, Inc.(a)	154,256	3,284,110
Vonage Holdings Corp.(a)	233,300	2,398,324
Total		5,682,434
Entertainment 0.6%
AMC Entertainment Holdings, Inc., Class A	241,608	3,389,760
Glu Mobile, Inc.(a)	348,415	3,128,767
World Wrestling Entertainment, Inc., Class A	61,532	5,150,228
Total		11,668,755
Media 1.1%
Emerald Expositions Events, Inc.	71,400	898,212
Entravision Communications Corp., Class A	341,600	1,349,320
Gray Television, Inc.(a)	39,300	861,063
MDC Partners, Inc., Class A(a)	239,900	796,468
Meredith Corp.	12,600	721,602
MSG Networks, Inc., Class A(a)	165,407	3,992,925
New York Times Co. (The), Class A	111,176	3,652,132
Nexstar Media Group, Inc., Class A	50,000	4,886,500
Sinclair Broadcast Group, Inc., Class A	98,099	3,541,374
TEGNA, Inc.	26,600	350,322
Total		21,049,918
Total Communication Services		38,401,107
Consumer Discretionary 11.3%
Auto Components 2.0%
Adient PLC	72,300	1,405,512
American Axle & Manufacturing Holdings, Inc.(a)	220,835	3,555,444
Cooper Tire & Rubber Co.	31,000	990,760
Cooper-Standard Holding, Inc.(a)	65,782	3,954,156
Dana, Inc.	38,217	754,786
Delphi Technologies PLC	16,100	351,141
Dorman Products, Inc.(a)	92,925	7,517,632
Fox Factory Holding Corp.(a)	188,650	11,956,637
Motorcar Parts of America, Inc.(a)	48,600	1,005,534
Stoneridge, Inc.(a)	104,440	3,088,291
Tower International, Inc.	124,900	3,203,685
Total		37,783,578
Common Stocks (continued)
Issuer	Shares	Value ($)
Automobiles 0.3%
Thor Industries, Inc.	20,600	1,330,142
Winnebago Industries, Inc.	109,468	3,571,941
Total		4,902,083
Distributors 0.2%
Pool Corp.	29,804	4,754,930
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc.(a)	86,000	4,145,200
American Public Education, Inc.(a)	47,814	1,544,870
Bright Horizons Family Solutions, Inc.	35,026	4,343,224
Grand Canyon Education, Inc.(a)	88,900	10,283,952
Sotheby’s (a)	205,800	9,028,446
Weight Watchers International, Inc.(a)	11,500	232,645
Total		29,578,337
Hotels, Restaurants & Leisure 1.5%
Boyd Gaming Corp.	182,231	5,423,195
Brinker International, Inc.	75,500	3,455,635
Dine Brands Global, Inc.	50,000	4,960,000
Hilton Grand Vacations, Inc.(a)	22,500	715,275
Planet Fitness, Inc., Class A(a)	64,748	3,805,888
Red Robin Gourmet Burgers, Inc.(a)	52,847	1,607,077
Red Rock Resorts, Inc., Class A	130,426	3,667,579
Texas Roadhouse, Inc.	62,207	3,938,325
Wyndham Destinations, Inc.	30,500	1,373,415
Total		28,946,389
Household Durables 1.0%
Century Communities, Inc.(a)	56,000	1,278,480
Ethan Allen Interiors, Inc.	35,200	706,816
Flexsteel Industries, Inc.	14,200	353,438
Green Brick Partners, Inc.(a)	4,300	38,313
Hooker Furniture Corp.	22,700	712,780
KB Home	272,618	6,218,417
LGI Homes, Inc.(a)	11,300	667,830
M/I Homes, Inc.(a)	24,200	630,168
Meritage Homes Corp.(a)	23,000	1,008,550
Taylor Morrison Home Corp., Class A(a)	69,700	1,168,869
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TopBuild Corp.(a)	17,272	1,027,684
TRI Pointe Group, Inc.(a)	241,252	3,039,775
Tupperware Brands Corp.	23,600	710,596
William Lyon Homes, Inc., Class A(a)	24,600	348,090
Zagg, Inc.(a)	87,100	1,010,360
Total		18,920,166
Internet & Direct Marketing Retail 0.6%
Etsy, Inc.(a)	26,188	1,866,419
Farfetch Ltd., Class A(a)	109,881	2,692,084
GrubHub, Inc.(a)	17,459	1,424,305
PetMed Express, Inc.	14,700	338,835
Shutterfly, Inc.(a)	7,500	336,075
Stamps.com, Inc.(a)	50,000	4,699,500
Total		11,357,218
Leisure Products 0.2%
Johnson Outdoors, Inc., Class A	33,861	2,222,636
Nautilus, Inc.(a)	176,300	1,151,239
Total		3,373,875
Multiline Retail 0.4%
Big Lots, Inc.	26,393	832,171
Dillard’s, Inc., Class A	10,100	793,254
Ollie’s Bargain Outlet Holdings, Inc.(a)	74,403	6,563,833
Total		8,189,258
Specialty Retail 2.9%
Aaron’s, Inc.	81,000	4,397,490
American Eagle Outfitters, Inc.	257,403	5,251,021
Asbury Automotive Group, Inc.(a)	14,800	1,062,492
AutoNation, Inc.(a)	27,100	955,546
Bed Bath & Beyond, Inc.	135,058	2,259,520
Buckle, Inc. (The)	19,800	379,962
Camping World Holdings, Inc., Class A	66,900	863,010
Children’s Place, Inc. (The)	38,000	3,631,280
DSW, Inc., Class A	135,597	4,015,027
Floor & Decor Holdings, Inc.(a)	45,983	1,709,648
GameStop Corp., Class A	30,200	353,340
Genesco, Inc.(a)	93,056	4,491,813
Group 1 Automotive, Inc.	23,000	1,430,140
Haverty Furniture Companies, Inc.	16,300	397,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Hibbett Sports, Inc.(a)	183,831	3,408,227
Hudson Ltd., Class A(a)	213,539	3,181,731
Lithia Motors, Inc., Class A	55,205	4,983,356
Murphy U.S.A., Inc.(a)	9,200	715,484
National Vision Holdings, Inc.(a)	173,760	5,838,336
Office Depot, Inc.	426,100	1,478,567
Penske Automotive Group, Inc.	15,800	702,152
Sally Beauty Holdings, Inc.(a)	90,000	1,626,300
Sonic Automotive, Inc., Class A	89,400	1,343,682
Sportsman’s Warehouse Holdings, Inc.(a)	59,100	371,739
Zumiez, Inc.(a)	13,700	338,390
Total		55,185,321
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp.(a)	21,811	3,226,937
Movado Group, Inc.	30,600	1,071,918
Unifi, Inc.(a)	15,000	331,800
Vera Bradley, Inc.(a)	121,886	1,164,011
Wolverine World Wide, Inc.	169,976	6,078,342
Total		11,873,008
Total Consumer Discretionary		214,864,163
Consumer Staples 2.7%
Beverages 0.7%
MGP Ingredients, Inc.	136,455	11,168,842
Primo Water Corp.(a)	142,077	2,084,269
Total		13,253,111
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	169,000	4,279,080
Performance Food Group Co.(a)	165,193	6,364,886
Smart & Final Stores, Inc.(a)	285,048	1,767,298
SpartanNash Co.	58,031	1,101,428
The Chefs’ Warehouse(a)	146,760	4,697,788
Village Super Market, Inc., Class A	11,500	352,475
Total		18,562,955

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.6%
Darling Ingredients, Inc.(a)	122,360	2,689,473
Freshpet, Inc.(a)	77,877	3,210,090
Sanderson Farms, Inc.	5,500	633,600
TreeHouse Foods, Inc.(a)	63,000	3,816,540
Total		10,349,703
Household Products 0.4%
Central Garden & Pet Co., Class A(a)	51,811	1,442,936
Energizer Holdings, Inc.	23,000	1,055,240
WD-40 Co.	30,575	5,472,008
Total		7,970,184
Personal Products 0.0%
Natural Health Trends Corp.	43,900	558,408
Tobacco 0.0%
Universal Corp.	12,300	729,882
Total Consumer Staples		51,424,243
Energy 4.1%
Energy Equipment & Services 1.5%
Apergy Corp.(a)	38,000	1,595,240
C&J Energy Services, Inc.(a)	83,522	1,442,425
Cactus, Inc., Class A(a)	20,000	725,200
Diamond Offshore Drilling, Inc.(a)	38,336	366,109
Dril-Quip, Inc.(a)	27,793	1,184,260
Exterran Corp.(a)	66,405	1,133,533
Frank’s International NV(a)	213,600	1,337,136
FTS International, Inc.(a)	219,460	2,258,243
Keane Group, Inc.(a)	129,300	1,424,886
Liberty Oilfield Services, Inc., Class A	61,700	1,010,646
Mammoth Energy Services, Inc.	44,700	1,027,653
Matrix Service Co.(a)	127,156	2,656,289
Newpark Resources, Inc.(a)	279,311	2,469,109
Nine Energy Service, Inc.(a)	6,400	167,808
Oceaneering International, Inc.(a)	45,100	696,795
Oil States International, Inc.(a)	59,100	1,012,974
Patterson-UTI Energy, Inc.	221,100	2,931,786
ProPetro Holding Corp.(a)	60,700	1,205,502
RPC, Inc.	64,600	694,450
Select Energy Services, Inc., Class A(a)	116,200	1,171,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Smart Sand, Inc.(a)	222,800	666,172
Solaris Oilfield Infrastructure, Inc., Class A	71,600	1,217,200
US Well Services, Inc.(a)	11,100	89,355
Total		28,484,067
Oil, Gas & Consumable Fuels 2.6%
Altus Midstream Co., Class A(a)	86,200	527,544
Arch Coal, Inc.	46,000	4,285,360
Berry Petroleum Corp.	118,400	1,507,232
Bonanza Creek Energy, Inc.(a)	57,200	1,313,884
Callon Petroleum Co.(a)	418,200	3,199,230
Carrizo Oil & Gas, Inc.(a)	141,000	1,548,180
Centennial Resource Development, Inc., Class A(a)	209,087	1,896,419
Contango Oil & Gas Co.(a)	178,000	603,420
Delek U.S. Holdings, Inc.	137,337	4,858,983
Earthstone Energy, Inc., Class A(a)	192,000	1,265,280
Gulfport Energy Corp.(a)	282,899	2,167,006
HighPoint Resources Corp.(a)	137,400	355,866
Hoegh LNG Partners LP	58,300	1,039,489
Kosmos Energy Ltd.(a)	251,300	1,608,320
Laredo Petroleum, Inc.(a)	189,700	650,671
Matador Resources Co.(a)	146,200	2,719,320
Northern Oil and Gas, Inc.(a)	295,500	700,335
Oasis Petroleum, Inc.(a)	268,000	1,498,120
Par Pacific Holdings, Inc.(a)	62,400	1,054,560
Penn Virginia Corp.(a)	12,400	665,384
QEP Resources, Inc.(a)	85,800	665,808
Renewable Energy Group, Inc.(a)	26,500	704,105
REX American Resources Corp.(a)	17,600	1,402,896
SM Energy Co.	239,735	3,917,270
Southwestern Energy Co.(a)	858,287	3,630,554
Talos Energy, Inc.(a)	15,500	347,975
W&T Offshore, Inc.(a)	407,289	2,121,976
Whiting Petroleum Corp.(a)	50,500	1,230,685
World Fuel Services Corp.	28,200	780,858
Total		48,266,730
Total Energy		76,750,797

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 17.7%
Banks 9.8%
1st Source Corp.	57,744	2,745,727
Amalgamated Bank, Class A	37,500	664,125
American National Bankshares, Inc.	10,100	361,580
Ameris Bancorp	100,000	4,077,000
Associated Banc-Corp.	60,508	1,408,626
BancFirst Corp.	24,246	1,366,989
Bank of Hawaii Corp.	8,500	698,955
BankUnited, Inc.	38,900	1,419,461
Banner Corp.	24,833	1,542,874
Bar Harbor Bankshares	13,500	348,570
Berkshire Hills Bancorp, Inc.	11,400	357,048
Boston Private Financial Holdings, Inc.	205,164	2,439,400
Bridge Bancorp, Inc.	21,400	705,558
Brookline Bancorp, Inc.	65,900	1,053,082
Bryn Mawr Bank Corp.	8,800	358,688
Camden National Corp.	15,900	713,115
Carolina Financial Corp.	37,400	1,369,588
Cathay General Bancorp	251,834	9,781,233
Central Pacific Financial Corp.	101,551	2,963,258
Chemical Financial Corp.	86,200	3,950,546
City Holding Co.	9,100	729,274
Community Bank System, Inc.	96,000	6,219,840
Community Trust Bancorp, Inc.	44,581	1,907,175
ConnectOne Bancorp, Inc.	49,300	1,063,401
Customers Bancorp, Inc.(a)	64,500	1,379,655
Eagle Bancorp, Inc.(a)	75,262	4,454,758
Enterprise Financial Services Corp.	56,804	2,566,405
Financial Institutions, Inc.	57,447	1,731,453
First BanCorp	123,100	1,416,881
First BanCorp	40,458	1,585,549
First Business Financial Services, Inc.	15,800	348,548
First Financial Bancorp	12,600	349,398
First Financial Bankshares, Inc.	17,799	1,154,265
First Financial Corp.	16,200	718,956
First Hawaiian, Inc.	51,000	1,374,960
First Internet Bancorp	48,400	1,045,440
First Mid-Illinois Bancshares, Inc.	9,900	345,609
Common Stocks (continued)
Issuer	Shares	Value ($)
Flushing Financial Corp.	45,400	1,053,734
FNB Corp.	86,100	1,053,864
Franklin Financial Network, Inc.	40,900	1,341,520
Fulton Financial Corp.	20,654	354,836
Great Southern Bancorp, Inc.	21,212	1,201,236
Great Western Bancorp, Inc.	135,937	5,104,434
Hancock Whitney Corp.	228,552	9,983,151
Hanmi Financial Corp.	177,547	4,097,785
Heritage Commerce Corp.	204,000	2,849,880
Heritage Financial Corp.	106,000	3,489,520
Hilltop Holdings, Inc.	176,437	3,391,119
Home Bancshares, Inc.	35,400	689,592
HomeTrust Bancshares, Inc.	12,700	345,821
Hope Bancorp, Inc.	94,100	1,371,978
Horizon Bancorp, Inc.	20,100	355,167
Iberiabank Corp.	69,696	5,452,318
Independent Bank Corp.	73,000	6,214,490
International Bancshares Corp.	131,702	5,376,076
Investors Bancorp, Inc.	500,523	6,291,574
Lakeland Bancorp, Inc.	42,500	711,025
Live Oak Bancshares, Inc.	87,700	1,421,617
Midland States Bancorp, Inc.	56,000	1,428,000
MidWestOne Financial Group, Inc.	11,600	360,644
Northrim BanCorp, Inc.	9,000	337,590
Old National Bancorp	20,169	358,605
Opus Bank	31,800	724,086
Orrstown Financial Services, Inc.	16,800	343,056
Pacific Premier Bancorp, Inc.	146,600	4,376,010
Park National Corp.	3,500	350,525
Peapack Gladstone Financial Corp.	76,039	2,211,214
Peoples Bancorp, Inc.	26,650	888,511
RBB Bancorp	3,000	64,950
Renasant Corp.	132,000	5,052,960
Sandy Spring Bancorp, Inc.	149,612	5,246,893
Signature Bank	19,519	2,649,899
Simmons First National Corp., Class A	13,100	351,473
South State Corp.	15,400	1,094,016
Southern National Bancorp of Virginia, Inc.	43,400	687,890
TCF Financial Corp.	214,400	4,909,760

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Capital Bancshares, Inc.(a)	50,575	3,086,592
Towne Bank	12,700	350,139
Trico Bancshares	17,900	719,938
Triumph Bancorp, Inc.(a)	21,200	718,044
Trustmark Corp.	41,000	1,454,680
UMB Financial Corp.	67,000	4,610,270
Union Bankshares Corp.	179,900	6,399,043
Univest Corporation of Pennsylvania	14,200	376,442
Valley National Bancorp	130,000	1,372,800
Webster Financial Corp.	35,594	2,043,808
West Bancorporation, Inc.	15,000	346,800
Wintrust Financial Corp.	42,876	3,158,675
Total		184,941,040
Capital Markets 1.6%
Ellington Financial, Inc.	81,900	1,361,997
Evercore, Inc., Class A	52,625	4,846,762
Federated Investors, Inc., Class B	24,800	737,800
GAIN Capital Holdings, Inc.	49,000	338,100
GAMCO Investors, Inc., Class A	16,600	339,968
Greenhill & Co., Inc.	44,434	1,045,976
Houlihan Lokey, Inc.	93,000	4,276,140
Legg Mason, Inc.	45,200	1,322,100
Moelis & Co., ADR, Class A	49,000	2,185,890
OM Asset Management Plc	97,900	1,385,285
Oppenheimer Holdings, Inc., Class A	38,500	1,086,470
PennantPark Investment Corp.	260,904	1,860,246
Stifel Financial Corp.	13,000	707,590
Victory Capital Holdings, Inc., Class A(a)	84,400	1,062,596
Virtu Financial, Inc. Class A	81,000	2,036,340
Virtus Investment Partners, Inc.	10,400	1,064,024
Waddell & Reed Financial, Inc., Class A	195,152	3,612,264
Westwood Holdings Group, Inc.	49,379	1,908,498
Total		31,178,046
Consumer Finance 0.4%
Navient Corp.	118,900	1,452,958
Nelnet, Inc., Class A	37,459	2,053,502
SLM Corp.(a)	352,100	3,890,705
Total		7,397,165
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.1%
FGL Holdings(a)	175,000	1,452,500
Insurance 2.9%
Ambac Financial Group, Inc.(a)	35,700	705,789
American Equity Investment Life Holding Co.	249,885	7,908,860
AMERISAFE, Inc.	63,000	3,975,930
Argo Group International Holdings Ltd.	133,830	9,302,523
CNO Financial Group, Inc.	242,763	4,134,254
Employers Holdings, Inc.	97,927	4,079,639
Enstar Group Ltd.(a)	7,700	1,373,680
Global Indemnity Ltd	18,300	706,014
Health Insurance Innovations, Inc., Class A(a)	46,800	1,741,428
Horace Mann Educators Corp.	36,104	1,414,916
MBIA, Inc.(a)	461,100	4,578,723
National General Holdings Corp.	121,793	3,143,477
National Western Life Group, Inc., Class A	4,700	1,447,600
ProAssurance Corp.	31,700	1,287,020
Protective Insurance Corp., Class B	5,300	111,883
Safety Insurance Group, Inc.	26,129	2,334,365
Selective Insurance Group, Inc.	40,706	2,684,968
Stewart Information Services Corp.	31,900	1,369,467
Third Point Reinsurance Ltd.(a)	92,500	988,825
White Mountains Insurance Group Ltd.	1,100	1,033,329
Total		54,322,690
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Ares Commercial Real Estate Corp.	73,300	1,118,558
Blackstone Mortgage Trust, Inc.	81,000	2,792,880
Colony Credit Real Estate, Inc.	81,800	1,425,774
Exantas Capital Corp.	96,100	1,042,685
Great Ajax Corp.	3,100	41,013
Invesco Mortgage Capital, Inc.	81,000	1,289,520
Owens Realty Mortgage, Inc.	15,200	348,232
PennyMac Mortgage Investment Trust	67,100	1,367,498
Ready Capital Corp.	42,700	688,751
Total		10,114,911

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.4%
Axos Financial, Inc.(a)	173,124	5,588,443
Capitol Federal Financial, Inc.	52,800	705,936
Dime Community Bancshares, Inc.	69,100	1,380,618
Essent Group Ltd.(a)	47,089	2,031,419
First Defiance Financial Corp.	37,604	1,163,468
FS Bancorp, Inc.	1,400	72,590
HomeStreet, Inc.(a)	50,200	1,400,580
Luther Burbank Corp.	67,800	709,188
Merchants Bancorp	34,500	719,325
Meridian Bancorp, Inc.	43,100	702,099
MGIC Investment Corp.(a)	392,000	5,088,160
NMI Holdings, Inc., Class A(a)	141,014	3,405,488
Northfield Bancorp, Inc.	70,300	1,048,173
OceanFirst Financial Corp.	126,400	3,185,280
Oritani Financial Corp.	80,400	1,443,180
Southern Missouri Bancorp, Inc.	600	21,708
Sterling Bancorp, Inc.	34,300	346,087
Territorial Bancorp, Inc.	12,700	356,870
TrustCo Bank Corp.	337,607	2,859,531
United Financial Bancorp, Inc.	44,400	689,532
Walker & Dunlop, Inc.	73,320	4,091,256
Washington Federal, Inc.	46,344	1,421,834
Waterstone Financial, Inc.	10,500	176,820
WSFS Financial Corp.	171,341	7,415,639
Total		46,023,224
Total Financials		335,429,576
Health Care 12.1%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.(a)	44,467	1,178,376
Adverum Biotechnologies, Inc.(a)	267,579	1,083,695
Alder Biopharmaceuticals, Inc.(a)	97,000	1,243,540
Array BioPharma, Inc.(a)	95,725	2,195,932
Atara Biotherapeutics, Inc.(a)	78,885	2,824,872
Avrobio, Inc.(a)	78,736	1,311,742
Bellicum Pharmaceuticals, Inc.(a)	184,310	591,635
Biohaven Pharmaceutical Holding Co., Ltd.(a)	77,211	3,395,740
Clementia Pharmaceuticals, Inc.(a)	134,864	3,483,537
Coherus Biosciences, Inc.(a)	215,275	3,087,043
Common Stocks (continued)
Issuer	Shares	Value ($)
Emergent Biosolutions, Inc.(a)	36,566	2,133,626
Exact Sciences Corp.(a)	35,112	3,195,192
FibroGen, Inc.(a)	61,023	3,527,129
G1 Therapeutics, Inc.(a)	60,589	1,118,473
Global Blood Therapeutics, Inc.(a)	18,821	988,103
Halozyme Therapeutics, Inc.(a)	229,474	3,958,426
Heron Therapeutics, Inc.(a)	55,193	1,460,959
Homology Medicines, Inc.(a)	97,303	2,868,492
Immunomedics, Inc.(a)	57,000	898,320
Intercept Pharmaceuticals, Inc.(a)	14,252	1,421,494
Ligand Pharmaceuticals, Inc.(a)	69,325	8,601,846
Myriad Genetics, Inc.(a)	69,685	2,162,326
Portola Pharmaceuticals, Inc.(a)	61,091	1,876,105
REGENXBIO, Inc.(a)	51,703	2,674,596
Repligen Corp.(a)	189,700	11,290,944
Rubius Therapeutics, Inc.(a)	48,389	768,417
Sage Therapeutics, Inc.(a)	13,305	2,118,821
Spark Therapeutics, Inc.(a)	27,932	3,164,696
Twist Bioscience Corp.(a)	71,730	1,561,562
Total		76,185,639
Health Care Equipment & Supplies 3.3%
Anika Therapeutics, Inc.(a)	26,400	861,432
Cantel Medical Corp.	142,395	10,468,880
CONMED Corp.	33,057	2,542,083
GenMark Diagnostics, Inc.(a)	61,205	470,667
Insulet Corp.(a)	39,268	3,687,658
Integer Holdings Corp.(a)	34,923	3,176,596
iRhythm Technologies, Inc.(a)	50,229	4,811,436
Lantheus Holdings, Inc.(a)	109,668	2,505,914
LeMaitre Vascular, Inc.	199,300	5,963,056
LivaNova PLC(a)	32,178	2,998,990
Meridian Bioscience, Inc.	93,570	1,597,240
Merit Medical Systems, Inc.(a)	93,410	5,205,739
Natus Medical, Inc.(a)	51,738	1,429,521
Neogen Corp.(a)	175,282	10,860,473
Nevro Corp.(a)	53,257	2,453,550
Orthofix Medical, Inc.(a)	47,100	2,877,810
TransEnterix, Inc.(a)	327,588	815,694
Total		62,726,739

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.9%
Acadia Healthcare Co., Inc.(a)	63,365	1,665,866
Amedisys, Inc.(a)	39,809	4,948,259
Hanger, Inc.(a)	67,400	1,362,828
LHC Group, Inc.(a)	40,000	4,387,600
Magellan Health, Inc.(a)	21,800	1,484,798
National Research Corp., Class A	69,035	2,687,532
Total		16,536,883
Health Care Technology 2.2%
Allscripts Healthcare Solutions, Inc.(a)	103,559	1,110,152
Evolent Health, Inc., Class A(a)	191,270	2,522,851
HMS Holdings Corp.(a)	69,835	2,406,514
Medidata Solutions, Inc.(a)	98,575	7,395,097
Omnicell, Inc.(a)	177,100	15,044,645
Teladoc Health, Inc.(a)	87,264	5,616,311
Vocera Communications, Inc.(a)	206,175	6,832,640
Total		40,928,210
Life Sciences Tools & Services 0.4%
Bio-Techne Corp.	34,500	6,689,550
Luminex Corp.	50,840	1,295,403
Total		7,984,953
Pharmaceuticals 1.3%
Amneal Pharmaceuticals, Inc.(a)	102,500	1,386,825
Assertio Therapeutics, Inc.(a)	225,792	934,779
Endo International PLC(a)	116,000	1,274,840
Horizon Pharma PLC(a)	299,600	8,691,396
Nektar Therapeutics(a)	30,947	1,254,591
Optinose, Inc.(a)	121,263	899,771
Phibro Animal Health Corp., Class A	76,584	2,243,911
Revance Therapeutics, Inc.(a)	119,273	2,020,485
Taro Pharmaceutical Industries Ltd.	13,100	1,341,047
TherapeuticsMD, Inc.(a)	523,465	2,994,220
Tricida, Inc.(a)	81,999	1,896,637
Total		24,938,502
Total Health Care		229,300,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 18.8%
Aerospace & Defense 1.0%
HEICO Corp.	33,215	3,113,242
Hexcel Corp.	49,780	3,591,129
Mercury Systems, Inc.(a)	157,240	9,987,885
National Presto Industries, Inc.	10,800	1,211,112
Vectrus, Inc.(a)	49,700	1,339,912
Total		19,243,280
Airlines 0.7%
Allegiant Travel Co.	5,100	673,710
Hawaiian Holdings, Inc.	211,942	6,305,274
Skywest, Inc.	73,000	3,944,920
Spirit Airlines, Inc.(a)	30,500	1,715,625
Total		12,639,529
Building Products 3.4%
AAON, Inc.	192,480	7,672,253
Advanced Drainage Systems, Inc.	150,001	3,813,025
Apogee Enterprises, Inc.	85,681	3,057,955
Armstrong Flooring, Inc.(a)	96,800	1,388,112
Armstrong World Industries, Inc.	69,000	5,049,420
Builders FirstSource, Inc.(a)	25,300	352,429
Caesarstone Ltd.	84,400	1,417,920
Lennox International, Inc.	18,476	4,531,239
Masonite International Corp.(a)	73,308	4,064,929
Quanex Building Products Corp.	111,877	1,923,166
Resideo Technologies, Inc.(a)	41,400	1,063,980
Simpson Manufacturing Co., Inc.	223,223	13,377,754
Trex Co., Inc.(a)	218,381	16,367,656
Universal Forest Products, Inc.	32,800	1,015,816
Total		65,095,654
Commercial Services & Supplies 2.1%
ACCO Brands Corp.	339,438	3,156,773
Advanced Disposal Services, Inc.(a)	374,365	9,928,160
Deluxe Corp.	27,800	1,293,534
Ennis, Inc.	33,400	708,080
Healthcare Services Group, Inc.	170,950	6,526,871
Herman Miller, Inc.	100,369	3,681,535
Interface, Inc.	40,100	711,775

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kimball International, Inc., Class B	69,407	1,088,996
Knoll, Inc.	33,100	700,396
MSA Safety, Inc.	28,791	2,976,702
Quad/Graphics, Inc.	96,800	1,412,312
Steelcase, Inc., Class A	235,671	4,126,599
Unifirst Corp.	25,744	3,702,502
Total		40,014,235
Construction & Engineering 0.8%
Granite Construction, Inc.	77,000	3,585,120
KBR, Inc.	171,800	3,394,768
MasTec, Inc.(a)	95,600	4,128,008
MYR Group, Inc.(a)	30,400	1,019,616
Primoris Services Corp.	49,800	1,163,826
Tutor Perini Corp.(a)	83,200	1,565,824
Valmont Industries, Inc.	5,100	696,609
Total		15,553,771
Electrical Equipment 0.3%
AZZ, Inc.	15,000	690,300
Encore Wire Corp.	6,300	373,212
Preformed Line Products Co.	5,500	328,350
Sunrun, Inc.(a)	207,500	3,218,325
Thermon (a)	14,100	350,808
Total		4,960,995
Machinery 5.0%
Alamo Group, Inc.	3,900	374,556
Astec Industries, Inc.	9,000	343,440
Barnes Group, Inc.	55,460	3,220,562
Blue Bird Corp.(a)	70,800	1,316,880
Columbus McKinnon Corp.	41,995	1,572,713
Commercial Vehicle Group, Inc.(a)	124,000	992,000
Douglas Dynamics, Inc.	216,500	9,131,970
EnPro Industries, Inc.	20,100	1,378,659
ESCO Technologies, Inc.	134,599	9,312,905
Evoqua Water Technologies Corp.(a)	118,400	1,607,872
Global Brass & Copper Holdings, Inc.	85,212	2,875,905
Graco, Inc.	68,010	3,193,750
Graham Corp.	32,100	727,065
Greenbrier Companies, Inc. (The)	33,432	1,379,070
Common Stocks (continued)
Issuer	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	14,500	981,070
ITT, Inc.	80,573	4,653,896
John Bean Technologies Corp.	125,415	11,751,386
Kennametal, Inc.	110,500	4,164,745
Meritor, Inc.(a)	66,400	1,479,392
Milacron Holdings Corp.(a)	124,775	1,745,602
Mueller Water Products, Inc., Class A	99,600	1,039,824
Navistar International Corp.(a)	153,100	5,874,447
Oshkosh Corp.	41,234	3,208,418
Proto Labs, Inc.(a)	62,875	7,104,246
REV Group, Inc.	158,800	1,403,792
SPX FLOW, Inc.(a)	64,072	2,211,765
Sun Hydraulics Corp.	174,900	8,321,742
Terex Corp.	21,800	732,262
Timken Co. (The)	15,900	689,901
Wabash National Corp.	100,100	1,485,484
Total		94,275,319
Marine 0.3%
Kirby Corp.(a)	29,145	2,163,142
Matson, Inc.	102,954	3,717,669
Total		5,880,811
Professional Services 2.2%
Barrett Business Services, Inc.	14,700	1,154,538
CBIZ, Inc.(a)	114,362	2,359,288
Exponent, Inc.	270,400	15,312,752
GP Strategies Corp.(a)	64,500	1,079,730
ICF International, Inc.	52,500	3,964,800
InnerWorkings, Inc.(a)	197,700	958,845
Kelly Services, Inc., Class A	43,400	1,047,242
Kforce, Inc.	95,000	3,515,950
Korn/Ferry International	88,600	4,322,794
Resources Connection, Inc.	81,800	1,420,866
Wageworks, Inc.(a)	200,815	6,606,813
Total		41,743,618

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.9%
ArcBest Corp.	62,099	2,162,908
Covenant Transportation Group, Inc., Class A(a)	230,827	5,265,164
Hertz Global Holdings, Inc.(a)	102,246	1,952,899
Ryder System, Inc.	54,941	3,415,132
Saia, Inc.(a)	65,449	4,330,106
Schneider National, Inc., Class B	30,600	669,834
Total		17,796,043
Trading Companies & Distributors 2.1%
Aircastle Ltd.	111,906	2,222,453
Applied Industrial Technologies, Inc.	67,807	3,942,299
EVI Industries, Inc.	58,250	2,359,125
GATX Corp.	24,942	1,982,889
H&E Equipment Services, Inc.	91,622	2,637,798
NOW, Inc.(a)	180,000	2,597,400
Rush Enterprises, Inc., Class A	223,434	9,366,353
SiteOne Landscape Supply, Inc.(a)	159,427	8,562,824
Triton International Ltd.	98,700	3,248,217
WESCO International, Inc.(a)	37,965	2,067,194
Total		38,986,552
Total Industrials		356,189,807
Information Technology 17.8%
Communications Equipment 1.6%
Casa Systems, Inc.(a)	117,000	1,192,230
Ciena Corp.(a)	308,599	13,164,833
CommScope Holding Co., Inc.(a)	62,800	1,463,868
Comtech Telecommunications Corp.	12,700	336,550
Digi International, Inc.(a)	52,200	689,040
Extreme Networks, Inc.(a)	92,400	759,528
Lumentum Holdings, Inc.(a)	54,000	2,686,500
NETGEAR, Inc.(a)	41,100	1,473,435
Plantronics, Inc.	7,100	356,704
Quantenna Communications, Inc.(a)	267,225	4,850,134
Ribbon Communications, Inc.(a)	174,300	897,645
Viavi Solutions, Inc.(a)	278,000	3,650,140
Total		31,520,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.3%
Anixter International, Inc.(a)	16,900	991,692
AVX Corp.	57,100	1,039,220
Belden, Inc.	68,816	4,252,141
Benchmark Electronics, Inc.	37,500	1,027,500
CTS Corp.	47,901	1,538,580
Daktronics, Inc.	83,300	676,396
Fabrinet (a)	63,475	3,713,287
II-VI, Inc.(a)	18,300	777,384
Insight Enterprises, Inc.(a)	90,469	5,049,980
Jabil, Inc.	37,000	1,050,800
Kimball Electronics, Inc.(a)	42,600	660,300
Littelfuse, Inc.	19,389	3,743,822
Mesa Laboratories, Inc.	50,617	11,646,465
Methode Electronics, Inc.	50,500	1,417,030
Novanta, Inc.(a)	79,799	6,521,972
PC Connection, Inc.	80,537	3,240,809
Plexus Corp.(a)	18,100	1,117,856
Rogers Corp.(a)	65,275	10,133,944
Sanmina Corp.(a)	86,181	2,752,621
Scansource, Inc.(a)	47,121	1,769,394
SYNNEX Corp.	45,500	4,464,460
Tech Data Corp.(a)	49,700	5,080,334
TTM Technologies, Inc.(a)	289,777	3,512,097
Vishay Intertechnology, Inc.	213,676	4,683,778
Total		80,861,862
IT Services 1.0%
CSG Systems International, Inc.	25,000	1,038,750
Mantech International Corp., Class A	42,159	2,291,342
MongoDB, Inc.(a)	13,517	1,372,786
NIC, Inc.	60,300	1,030,527
Okta, Inc.(a)	34,937	2,965,453
Science Applications International Corp.	42,000	3,137,400
Sykes Enterprises, Inc.(a)	103,629	3,066,382
Wix.com Ltd.(a)	31,567	3,448,695
Total		18,351,335

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.(a)	20,700	1,042,659
Amkor Technology, Inc.(a)	368,279	3,233,490
Aquantia Corp.(a)	88,600	695,510
Cirrus Logic, Inc.(a)	26,800	1,075,484
Cohu, Inc.	105,000	1,878,450
Cree, Inc.(a)	67,000	3,645,470
Diodes, Inc.(a)	134,740	5,434,064
Entegris, Inc.	271,967	9,608,594
Ichor Holdings Ltd.(a)	63,300	1,327,401
Inphi Corp.(a)	132,215	5,714,332
Kulicke & Soffa Industries, Inc.	148,000	3,451,360
MKS Instruments, Inc.	54,658	4,529,508
Monolithic Power Systems, Inc.	36,037	4,832,922
NVE Corp.	46,450	4,775,989
Photronics, Inc.(a)	125,000	1,226,250
Rudolph Technologies, Inc.(a)	97,456	2,200,557
SolarEdge Technologies, Inc.(a)	24,100	1,018,466
Ultra Clean Holdings, Inc.(a)	109,200	1,162,980
Total		56,853,486
Software 7.8%
2U, Inc.(a)	36,115	2,661,676
ACI Worldwide, Inc.(a)	301,900	9,621,553
Anaplan, Inc.(a)	76,877	2,883,656
Avaya Holdings Corp.(a)	146,000	2,261,540
Blackbaud, Inc.	110,725	8,552,399
Blackline, Inc.(a)	131,700	6,893,178
Bottomline Technologies de, Inc.(a)	219,180	10,932,698
Cloudera, Inc.(a)	272,566	3,971,287
Descartes Systems Group, Inc. (The)(a)	395,600	13,664,024
Ebix, Inc.	18,100	1,054,687
Elastic NV(a)	20,090	1,819,350
Envestnet, Inc.(a)	119,599	7,296,735
Five9, Inc.(a)	56,400	2,991,456
HubSpot, Inc.(a)	26,146	4,402,464
Instructure, Inc.(a)	48,199	2,252,339
New Relic, Inc.(a)	15,529	1,642,192
Nutanix, Inc., Class A(a)	32,903	1,648,111
Paycom Software, Inc.(a)	20,342	3,696,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Paylocity Holding Corp.(a)	68,700	6,016,059
Pluralsight, Inc., Class A(a)	97,034	3,154,575
Proofpoint, Inc.(a)	35,902	4,239,667
PROS Holdings, Inc.(a)	279,723	11,916,200
RingCentral, Inc., Class A(a)	37,778	3,977,646
SailPoint Technologies Holding, Inc.(a)	147,274	4,541,930
Smartsheet, Inc., Class A(a)	87,306	3,338,581
SPS Commerce, Inc.(a)	60,500	6,460,190
Tyler Technologies, Inc.(a)	33,025	6,763,190
Verint Systems, Inc.(a)	63,000	3,354,750
Zendesk, Inc.(a)	53,474	4,225,516
Zscaler, Inc.(a)	57,977	2,880,297
Total		149,114,698
Technology Hardware, Storage & Peripherals 0.1%
Electronics for Imaging, Inc.(a)	61,000	1,649,440
Total Information Technology		338,351,428
Materials 3.7%
Chemicals 1.7%
American Vanguard Corp.	18,800	353,064
Balchem Corp.	90,950	8,069,993
Cabot Corp.	23,300	1,092,304
Ferro Corp.(a)	182,791	3,544,317
Innophos Holdings, Inc.	33,200	1,102,240
Innospec, Inc.	9,500	777,670
Koppers Holdings, Inc.(a)	13,800	339,342
Kraton Performance Polymers, Inc.(a)	93,109	3,312,818
Livent Corp.(a)	150,000	1,920,000
Minerals Technologies, Inc.	11,900	704,480
Orion Engineered Carbons SA	120,000	3,344,400
Rayonier Advanced Materials, Inc.	47,100	663,639
Stepan Co.	38,196	3,594,244
Trinseo SA	64,582	3,241,371
Valvoline, Inc.	36,100	678,319
Total		32,738,201
Construction Materials 0.1%
Eagle Materials, Inc.	9,300	710,892

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Greif, Inc., Class A	17,300	695,460
Owens-Illinois, Inc.	159,700	3,181,224
Total		3,876,684
Metals & Mining 1.0%
Allegheny Technologies, Inc.(a)	156,000	4,466,280
Carpenter Technology Corp.	80,000	3,755,200
Cleveland-Cliffs, Inc.	342,600	3,799,434
Compass Minerals International, Inc.	19,500	1,021,410
Kaiser Aluminum Corp.	10,147	1,110,894
Materion Corp.	73,000	4,217,940
Worthington Industries, Inc.	27,200	1,069,232
Total		19,440,390
Paper & Forest Products 0.7%
Boise Cascade Co.	148,407	4,139,071
Clearwater Paper Corp.(a)	30,400	869,440
Domtar Corp.	34,117	1,736,897
Louisiana-Pacific Corp.	207,978	5,255,604
Mercer International, Inc.	24,000	343,680
Schweitzer-Mauduit International, Inc.	41,900	1,615,664
Total		13,960,356
Total Materials		70,726,523
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.1%
American Assets Trust, Inc.	187,903	8,162,506
Braemar Hotels & Resorts, Inc.	94,922	1,235,884
Brandywine Realty Trust	155,000	2,436,600
CareTrust REIT, Inc.	177,102	3,956,459
Chesapeake Lodging Trust	152,000	4,578,240
Colony Capital, Inc.	226,500	1,259,340
CoreCivic, Inc.	80,000	1,694,400
CubeSmart	60,567	1,855,773
First Industrial Realty Trust, Inc.	165,500	5,547,560
GEO Group, Inc. (The)	59,000	1,340,480
Getty Realty Corp.	80,472	2,651,552
Hersha Hospitality Trust	66,859	1,260,292
Highwoods Properties, Inc.	42,077	1,948,586
Hudson Pacific Properties, Inc.	83,500	2,773,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Mack-Cali Realty Corp.	160,000	3,361,600
National Storage Affiliates Trust	92,527	2,620,365
Piedmont Office Realty Trust, Inc.	222,866	4,562,067
Preferred Apartment Communities, Inc., Class A	180,305	2,747,848
PS Business Parks, Inc.	56,298	8,285,377
Saul Centers, Inc.	25,874	1,466,280
Seritage Growth Properties, Class A	32,400	1,430,460
STAG Industrial, Inc.	150,953	4,178,379
Sunstone Hotel Investors, Inc.	268,000	4,033,400
Xenia Hotels & Resorts, Inc.	189,967	3,710,056
Total		77,097,374
Real Estate Management & Development 0.5%
FirstService Corp.	57,600	5,001,984
Five Point Holdings LLC, Class A(a)	88,400	692,172
RE/MAX Holdings, Inc., Class A	54,104	2,122,500
Realogy Holdings Corp.	150,304	2,044,134
Total		9,860,790
Total Real Estate		86,958,164
Utilities 3.2%
Electric Utilities 1.6%
Allete, Inc.	17,900	1,450,795
El Paso Electric Co.	79,363	4,269,730
IDACORP, Inc.	40,722	4,007,452
PNM Resources, Inc.	189,218	8,265,042
Portland General Electric Co.	214,713	10,765,710
Spark Energy, Inc., Class A	84,900	848,151
Total		29,606,880
Gas Utilities 1.1%
New Jersey Resources Corp.	114,000	5,517,600
Northwest Natural Holding Co.	16,700	1,072,474
ONE Gas, Inc.	53,500	4,625,075
South Jersey Industries, Inc.	151,100	4,374,345
Southwest Gas Holdings, Inc.	39,000	3,195,660
Spire, Inc.	17,900	1,419,828
Star Group LP	36,600	360,510
Total		20,565,492

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
Avista Corp.	25,100	1,014,291
Black Hills Corp.	86,373	6,130,755
NorthWestern Corp.	15,785	1,081,904
Unitil Corp.	19,600	1,076,236
Total		9,303,186
Water Utilities 0.0%
California Water Service Group	19,900	1,035,198
Total Utilities		60,510,756
Total Common Stocks (Cost $1,716,281,450)		1,858,907,490

Limited Partnerships 0.2%

Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Noble Midstream Partners LP	21,900	737,154
Oasis Midstream Partners LP	35,600	705,236
Total		1,442,390
Total Energy		1,442,390
Materials 0.0%
Metals & Mining 0.0%
SunCoke Energy Partners LP	46,500	672,390
Total Materials		672,390
Limited Partnerships (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Gas Utilities 0.1%
Suburban Propane Partners LP	63,100	1,369,901
Total Utilities		1,369,901
Total Limited Partnerships (Cost $3,487,070)		3,484,681

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	37,590,266	37,586,507
Total Money Market Funds (Cost $37,586,566)		37,586,507
Total Investments in Securities (Cost: $1,757,355,086)		1,899,978,678
Other Assets & Liabilities, Net		(3,257,784)
Net Assets		1,896,720,894

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	52,399,234	393,459,510	(408,268,478)	37,590,266	(20)	21	592,097	37,586,507
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,401,107	—	—	—	38,401,107
Consumer Discretionary	214,864,163	—	—	—	214,864,163
Consumer Staples	51,424,243	—	—	—	51,424,243
Energy	76,750,797	—	—	—	76,750,797
Financials	335,429,576	—	—	—	335,429,576
Health Care	229,300,926	—	—	—	229,300,926
Industrials	356,189,807	—	—	—	356,189,807
Information Technology	338,351,428	—	—	—	338,351,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	70,726,523	—	—	—	70,726,523
Real Estate	86,958,164	—	—	—	86,958,164
Utilities	60,510,756	—	—	—	60,510,756
Total Common Stocks	1,858,907,490	—	—	—	1,858,907,490
Limited Partnerships
Energy	1,442,390	—	—	—	1,442,390
Materials	672,390	—	—	—	672,390
Utilities	1,369,901	—	—	—	1,369,901
Total Limited Partnerships	3,484,681	—	—	—	3,484,681
Money Market Funds	—	—	—	37,586,507	37,586,507
Total Investments in Securities	1,862,392,171	—	—	37,586,507	1,899,978,678
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,719,768,520)	$1,862,392,171
Affiliated issuers (cost $37,586,566)	37,586,507
Cash	49,843
Receivable for:
Investments sold	35,923,990
Capital shares sold	2,588,020
Dividends	1,320,692
Foreign tax reclaims	778
Prepaid expenses	3,307
Trustees’ deferred compensation plan	49,378
Other assets	69,081
Total assets	1,939,983,767
Liabilities
Payable for:
Investments purchased	39,497,647
Capital shares purchased	3,187,437
Management services fees	42,229
Distribution and/or service fees	24
Transfer agent fees	367,227
Compensation of chief compliance officer	67
Other expenses	118,864
Trustees’ deferred compensation plan	49,378
Total liabilities	43,262,873
Net assets applicable to outstanding capital stock	$1,896,720,894
Represented by
Paid in capital	1,777,996,458
Total distributable earnings (loss) (Note 2)	118,724,436
Total - representing net assets applicable to outstanding capital stock	$1,896,720,894
Class A
Net assets	$3,555,467
Shares outstanding	238,249
Net asset value per share	$14.92
Institutional Class
Net assets	$1,893,165,427
Shares outstanding	126,984,204
Net asset value per share	$14.91
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	19

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$11,010,429
Dividends — affiliated issuers	592,097
Interfund lending	337
Foreign taxes withheld	(22,937)
Total income	11,579,926
Expenses:
Management services fees	6,993,157
Distribution and/or service fees
Class A	4,605
Transfer agent fees
Class A	4,037
Institutional Class	1,870,271
Compensation of board members	17,833
Custodian fees	31,690
Printing and postage fees	146,058
Registration fees	57,749
Audit fees	26,305
Legal fees	18,353
Compensation of chief compliance officer	300
Other	19,286
Total expenses	9,189,644
Net investment income	2,390,282
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,749,029)
Investments — affiliated issuers	(20)
Net realized loss	(12,749,049)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(157,756,878)
Investments — affiliated issuers	21
Net change in unrealized appreciation (depreciation)	(157,756,857)
Net realized and unrealized loss	(170,505,906)
Net decrease in net assets resulting from operations	$(168,115,624)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income (loss)	$2,390,282	$(487,060)
Net realized gain (loss)	(12,749,049)	134,891,945
Net change in unrealized appreciation (depreciation)	(157,756,857)	162,272,949
Net increase (decrease) in net assets resulting from operations	(168,115,624)	296,677,834
Distributions to shareholders
Net investment income and net realized gains
Class A	(236,989)
Institutional Class	(122,843,093)
Net investment income
Institutional Class		(690,526)
Net realized gains
Class A		(382,132)
Institutional Class		(90,388,847)
Total distributions to shareholders (Note 2)	(123,080,082)	(91,461,505)
Increase in net assets from capital stock activity	388,485,526	624,555,700
Total increase in net assets	97,289,820	829,772,029
Net assets at beginning of period	1,799,431,074	969,659,045
Net assets at end of period	$1,896,720,894	$1,799,431,074
Undistributed (excess of distributions over) net investment income	$40,022	$(49,275)

	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	—	—	48	794
Distributions reinvested	17,334	236,782	24,862	381,884
Redemptions	(34,845)	(531,784)	(115,727)	(1,865,179)
Net decrease	(17,511)	(295,002)	(90,817)	(1,482,501)
Institutional Class
Subscriptions	28,621,539	439,744,563	49,283,161	820,047,143
Distributions reinvested	9,006,079	122,842,918	5,948,999	91,079,165
Redemptions	(11,774,681)	(173,806,953)	(17,613,056)	(285,088,107)
Net increase	25,852,937	388,780,528	37,619,104	626,038,201
Total net increase	25,835,426	388,485,526	37,528,287	624,555,700
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$17.77	0.00 (c)	(1.84)	(1.84)	(0.01)	(1.00)	(1.01)
Year Ended 8/31/2018	$15.23	(0.05)	3.80	3.75	—	(1.21)	(1.21)
Year Ended 8/31/2017	$13.39	(0.02)	2.04	2.02	(0.01)	(0.17)	(0.18)
Year Ended 8/31/2016	$12.79	(0.00) (c)	0.86	0.86	—	(0.26)	(0.26)
Year Ended 8/31/2015	$13.68	(0.05)	0.28 (f)	0.23	—	(1.12)	(1.12)
Year Ended 8/31/2014	$12.73	(0.07)	1.86	1.79	—	(0.84)	(0.84)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$17.75	0.02	(1.84)	(1.82)	(0.02)	(1.00)	(1.02)
Year Ended 8/31/2018	$15.18	(0.01)	3.80	3.79	(0.01)	(1.21)	(1.22)
Year Ended 8/31/2017(g)	$14.60	(0.04)	0.62	0.58	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$14.92	(9.84%)	1.32% (d)	1.32% (d)	0.01% (d)	64%	$3,555
Year Ended 8/31/2018	$17.77	25.88%	1.42% (e)	1.34% (e)	(0.29%)	82%	$4,545
Year Ended 8/31/2017	$15.23	15.12%	1.59%	1.36%	(0.12%)	85%	$5,278
Year Ended 8/31/2016	$13.39	6.91%	1.52%	1.38%	0.00% (c)	115%	$950,597
Year Ended 8/31/2015	$12.79	1.90%	1.58% (e)	1.37% (e)	(0.38%)	75%	$1,340,275
Year Ended 8/31/2014	$13.68	14.28%	1.57%	1.34%	(0.48%)	73%	$628,100
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$14.91	(9.70%)	1.07% (d)	1.07% (d)	0.28% (d)	64%	$1,893,165
Year Ended 8/31/2018	$17.75	26.26%	1.17% (e)	1.09% (e)	(0.04%)	82%	$1,794,886
Year Ended 8/31/2017(g)	$15.18	3.97%	1.33% (d)	1.09% (d)	(0.37%) (d)	85%	$964,381
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	23

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
24	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
26	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.81% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with BMO Asset Management Corp. and Conestoga Capital Advisors, LLC, with each serving as a subadviser to the Fund. Prior to February 12, 2019 and February 22, 2019, Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC, respectively, served as subadvisers to the Fund. In addition, Real Estate Management Services Group, LLC provided advisory services with respect to REITs in DGHM’s sleeve. Effective December 19, 2018 and February 13, 2019, the Investment Manager entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc. and Hotchkis and Wiley Capital Management, LLC, respectively, with each serving as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Institutional Class	0.22
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through Dec 31, 2019
Class A	1.34%
Institutional Class	1.09
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,757,355,000	199,860,000	(57,236,000)	142,624,000
28	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,380,638,871 and $1,096,618,374, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Lender	4,400,000	2.76	1
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Subadvisory
Agreements
On December 13, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved, for an initial two-year term, a subadvisory agreement between Columbia Management Investment Advisers, LLC (the Investment Manager) and each of Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley) and J.P. Morgan Investment Management Inc. (JPMIM and, together with Hotchkis & Wiley, the Subadvisers; and such subadvisory agreements, collectively, the Subadvisory Agreements), with respect to Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Product and Distribution Committee and Advisory Fees and Expenses Committee (the “Committees”) and the Board met to review and discuss, among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Subadvisory Agreements.
In connection with their deliberations regarding the proposed Subadvisory Agreements, the Committees and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Subadvisory Agreements, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, and discussed these materials with representatives of the Investment Manager at Committee meetings held on December 13, 2018, and at the Board meeting held on December 12-13, 2018. The Board and the Advisory Fees and Expenses Committee also noted their considerations at meetings held in connection with the continuation of the Management Agreement (the Management Agreement) and the subadvisory agreements between the Investment Manager and BMO Asset Management Corp., Conestoga Capital Advisors, LLC, Dalton, Greiner, Hartman, Maher & Co. and EAM Investors, LLC with respect to the Fund.
The Committees and the Board also consulted with Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committees’ and the Board’s considerations and otherwise assisted the Committees and the Board in their deliberations.
The Committees and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the Subadvisory Agreements. The information and factors considered by the Committees and the Board in recommending for approval or approving the Subadvisory Agreements for the Fund included the following:
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through December 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Subadvisory Agreements;
•	The subadvisory fees to be charged to the Investment Manager under the Subadvisory Agreements;
•	Descriptions of various functions performed by the Subadvisers under the Subadvisory Agreements, including portfolio management and portfolio trading practices;
•	Information regarding the reputation, regulatory history and resources of the Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Subadvisers with respect to compliance monitoring services, including an assessment of the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	31

Board Consideration and Approval of Subadvisory
Agreements  (continued)
Nature, extent and quality of services to be provided under the Subadvisory Agreements
The Committees and the Board considered the nature, extent and quality of services to be provided to the Fund by the Subadvisers under the Subadvisory Agreements. The Committees and the Board considered, among other things, the Subadvisers’ advisory and supervisory investment professionals (including personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Subadvisers’ investment research capabilities.
The Committees and the Board also considered the professional experience and qualifications of the senior personnel of the Subadvisers, which included consideration of the Subadvisers’ experience with funds managed using investment strategies similar to those proposed to be used for their sleeves of the Fund. The Board also noted that, based on information provided by the Investment Manager, the Board had approved the Subadvisers’ codes of ethics and compliance programs, and that the Chief Compliance Officer of the Fund reports to the Trustees on the Subadvisers’ compliance programs.
The Committees and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadvisers, including the rationale for recommending the approval of the Subadvisory Agreements, and the process for monitoring the Subadvisers’ ongoing performance of services for the Fund. As part of these deliberations, the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission.
After reviewing these and related factors, the Committees and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Subadvisory Agreements supported the approval of the Subadvisory Agreements.
Investment performance
The Committees and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks.
The Committees and the Board also considered the Subadvisers’ performance and reputation generally. The Board also considered the performance of JPMIM’s related composite, including its absolute and risk-adjusted returns, noting that JPMIM had delivered strong absolute and peer-relative performance over the one-, three-, five- and ten-year periods for strategies similar to those proposed for its sleeve of the Fund. The Board also considered the performance of Hotchkis & Wiley’s related composite, including its absolute and risk-adjusted returns, noting that Hotchkis & Wiley had delivered strong absolute and peer-relative performance over the one-, three-, five- and ten-year periods for strategies similar to those proposed for its sleeve of the Fund, and the Investment Manager’s evaluation of the Subadvisers’ anticipated contributions to the Fund’s broader investment mandate.
After reviewing these and related factors, the Committees and the Board concluded, within the context of their overall conclusions, that the performance of the Subadvisers was sufficient, in light of other considerations, to warrant the approval of the Subadvisory Agreements.
Subadvisory fee rates and other expenses
The Committees and the Board considered the subadvisory fees to be charged to the Fund under the Subadvisory Agreements, as well as the total expenses expected to be incurred by the Fund. The Committees and the Board also considered the fees that the Subadvisers charge to their other clients, to the extent publicly available, and noted that the Investment Manager pays the fees of the Subadvisers. The Committees and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
After reviewing these and related factors, the Committees and the Board concluded, within the context of their overall conclusions, that the subadvisory fee rates and expenses of the Fund, in light of other considerations, supported the approval of the Subadvisory Agreements.
32	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Subadvisory
Agreements  (continued)
Costs of services to be provided and profitability
The Committees and the Board also took note of the costs the Investment Manager and its affiliates were expected to incur in connection with the services provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund, and also noted that the Committees and the Board expected to consider the costs of services and the profitability to the Investment Manager and its affiliates in connection with the Advisory Fees and Expenses Committee’s and the Board’s next review and consideration of the continuation of the Management Agreement. When reviewing expected profitability, the Committees and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the expected expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committees and the Board did not consider the profitability to the Subadvisers from their relationships with the Fund.
After reviewing these and related factors, the Committees and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Subadvisory Agreements.
Economies of scale
The Committees and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committees and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committees and the Board noted that the breakpoints in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement and that the Management Agreement included additional breakpoints. The Committees and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committees and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committees and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committees and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Subadvisory Agreements.
Conclusion
The Committees and the Board reviewed all of the above considerations in reaching their decisions to recommend for approval or approve the proposed Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Subadvisory Agreements.
Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019	33

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
34	Multi-Manager Small Cap Equity Strategies Fund | Semiannual Report 2019

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Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR102_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Multi-Manager Alternative Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Multi-Manager Alternative Strategies Fund   |  Semiannual Report 2019

Multi-Manager Alternative Strategies Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager Alternative Strategies Fund (the Fund) seeks capital appreciation with an emphasis on absolute (positive) returns.
Portfolio management
AlphaSimplex Group, LLC
Alexander Healy, Ph.D.
Kathryn Kaminski, Ph.D., CAIA
Philippe Lüdi, Ph.D., CFA
John Perry, Ph.D.
Robert Rickard
Robert Sinnott, CAIA, CFA
AQR Capital Management, LLC
Clifford Asness, Ph.D., M.B.A.
Brian Hurst
John Liew, Ph.D., M.B.A.
Yao Hua Ooi
Ari Levine, M.S.
Manulife Asset Management (US) LLC
Daniel Janis III
Christopher Chapman, CFA
Thomas Goggins
Kisoo Park
TCW Investment Management Company LLC
Stephen Kane, CFA
Laird Landmann
Tad Rivelle
Bryan Whalen, CFA
Water Island Capital, LLC
Edward Chen
Roger Foltynowicz, CFA, CAIA
Gregg Loprete
Todd Munn
Average annual total returns (%) (for the period ended February 28, 2019)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	04/23/12	-1.57	-2.00	-1.00	0.62
Institutional Class*	01/03/17	-1.42	-1.74	-0.84	0.73
FTSE Three-Month U.S. Treasury Bill Index		1.13	2.04	0.68	0.51
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at February 28, 2019)
Asset-Backed Securities — Non-Agency	6.1
Commercial Mortgage-Backed Securities - Agency	3.0
Commercial Mortgage-Backed Securities - Non-Agency	1.8
Common Stocks	18.9
Convertible Bonds	1.2
Convertible Preferred Stocks	0.6
Corporate Bonds & Notes	24.5
Equity Funds	0.5
Exchange-Traded Funds	0.2
Foreign Government Obligations	7.1
Municipal Bonds	0.7
Options Purchased Calls	0.0 (a)
Options Purchased Puts	0.0 (a)
Preferred Debt	0.1
Preferred Stocks	0.2
Residential Mortgage-Backed Securities - Agency	0.5
Residential Mortgage-Backed Securities - Non-Agency	8.9
Senior Loans	0.2
Treasury Bills	6.6
U.S. Government & Agency Obligations	0.2
U.S. Treasury Obligations	1.8
Warrants	0.0 (a)
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	23.3
Total	106.4

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds (amounting to $110.0 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.
Percentages indicated are based upon total investments including options purchased, net of investments sold short and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at February 28, 2019)
Common Stocks	(5.8)
Corporate Bonds & Notes	(0.2)
Exchange-Traded Funds	(0.4)
Total	(6.4)
Percentages indicated are based upon total investments including options purchased, net of investments sold short and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at February 28, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	109.9	(1.8)	108.1
Commodities Derivative Contracts	2.5	(3.9)	(1.4)
Equity Derivative Contracts	13.9	(1.8)	12.1
Foreign Currency Derivative Contracts	26.0	(44.8)	(18.8)
Total Notional Market Value of Derivative Contracts	152.3	(52.3)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, commodity and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Notes to Consolidated Financial Statements.

Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	984.30	1,017.16	7.58	7.70	1.54
Institutional Class	1,000.00	1,000.00	985.80	1,018.40	6.35	6.46	1.29
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2014-AA Class AR
3-month USD LIBOR + 1.100% 07/20/2026	3.861%	298,812	298,648
American Express Credit Account Master Trust
Series 2019-1 Class A
10/15/2024	2.870%	160,000	160,278
Barings CLO Ltd.(a),(b)
Series 2013-IA Class AR
3-month USD LIBOR + 0.800% Floor 0.800% 01/20/2028	3.561%	120,000	118,869
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	3.711%	450,000	445,627
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	3.710%	425,000	422,341
Capital One Multi-Asset Execution Trust
Series 2016-A3 Class A3
04/15/2022	1.340%	285,000	283,887
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	3.997%	750,000	748,114
Chase Issuance Trust
Series 2016-A2 Class A
06/15/2021	1.370%	330,000	328,786
Series 2016-A5 Class A5
07/15/2021	1.270%	425,000	422,841
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	338,962	340,767
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	701,652	760,021
DB Master Finance LLC(a)
CMO Series 2015-1A Class A2II
02/20/2045	3.980%	566,400	567,816
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	98,750	97,185
Discover Card Execution Note Trust
Series 2016-A4 Class A4
03/15/2022	1.390%	575,000	571,084
Series 2019-A1 Class A1
07/15/2024	3.040%	150,000	150,918
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	4.021%	369,375	368,492
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	3.504%	260,000	257,475
Dryden XXV Senior Loan Fund(a),(b)
Series 2012-25A Class ARR
3-month USD LIBOR + 0.900% 10/15/2027	3.687%	425,000	422,461
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.290%	436,000	434,915
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	3.840%	555,000	565,830
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	162,113	163,930
Ford Credit Auto Owner Trust
Series 2016-C Class A3
03/15/2021	1.220%	184,927	183,675
GoldenTree Loan Opportunities IX Ltd.(a),(b)
Series 2014-9A Class AR2
3-month USD LIBOR + 1.110% Floor 1.110% 10/29/2029	3.862%	190,000	189,489
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	655,476	664,044
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	3.641%	450,000	446,335
Madison Park Funding XXX Ltd.(a),(b)
Series 2018-30A Class A
3-month USD LIBOR + 0.750% Floor 0.750% 04/15/2029	3.537%	400,000	394,267
Magnetite IX Ltd.(a),(b)
Series 2014-9A
3-month USD LIBOR + 1.000% 07/25/2026	3.771%	302,803	302,751
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	5

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	3.587%	425,000	419,949
METAL LLC(a)
Series 2017-1 Class A
10/15/2042	4.581%	220,056	219,181
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	130,716	131,620
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	3.020%	644,167	640,987
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	3.210%	555,480	552,902
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	4.010%	729,000	750,731
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	3.560%	750,000	755,500
Series 2018-3A Class A3
1-month USD LIBOR + 0.800% 03/25/2067	3.310%	900,000	889,058
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	3.290%	522,788	524,806
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	3.290%	808,924	808,923
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	175,000	176,815
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% Floor 0.160% 03/15/2055	2.948%	841,000	805,944
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	3.258%	438,854	438,914
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	3.321%	900,000	898,597
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	2.831%	870,000	852,190
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	3.151%	379,767	380,153
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.971%	740,000	685,005
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	4.421%	481,259	487,260
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	4.471%	336,853	342,291
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.871%	392,395	392,387
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	4.621%	500,000	508,461
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	4.271%	297,290	299,717
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	3.710%	1,040,000	1,056,944
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	3.460%	577,130	575,054
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% Floor 0.590% 03/25/2055	3.080%	487,058	485,401

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	3.141%	469,852	438,947
Subordinated, Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	2.941%	700,000	631,399
Subordinated, Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	2.921%	700,000	619,976
Subordinated, Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	4.310%	550,000	536,174
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	378,262	391,464
Textainer Marine Containers VII Ltd.(a)
Series 2018-1A Class A
08/20/2043	4.110%	172,440	173,483
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% Floor 1.070% 10/20/2028	3.831%	850,000	845,401
Verizon Owner Trust(a)
Series 2017-1A Class A
09/20/2021	2.060%	225,000	224,106
Voya CLO Ltd.(a),(b)
Series 2015-2A Class AR
3-month USD LIBOR + 0.970% 07/23/2027	3.742%	405,000	402,572
Wendy’s Funding LLC(a)
CMO Series 2015-1 Class A2II
06/15/2045	4.080%	257,355	258,220
Series 2018-1A Class A2I
03/15/2048	3.573%	49,500	48,015
Total Asset-Backed Securities — Non-Agency (Cost $28,685,919)			28,759,393

Commercial Mortgage-Backed Securities - Agency 2.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K014 Class X1
04/25/2021	1.149%	5,147,993	110,168
Series K006 Class AX1
01/25/2020	0.934%	8,929,240	51,090
Series K015 Class X3
08/25/2039	2.801%	2,000,000	129,215
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K021 Class X3
07/25/2040	1.968%	1,550,000	97,541
Series K022 Class X3
08/25/2040	1.813%	1,550,000	90,406
Series K025 Class X3
11/25/2040	1.751%	2,400,000	144,243
Series K035 Class X3
12/25/2041	1.791%	3,000,000	223,345
Series K712 Class X1
11/25/2019	1.329%	5,673,893	34,991
Series K712 Class X3
05/25/2040	1.439%	6,500,000	73,249
Series K714 Class X1
10/25/2020	0.661%	6,070,105	51,433
Series K717 Class X3
11/25/2042	1.625%	3,500,000	137,835
Series Q004 Class XFL
10/25/2021	0.956%	5,530,581	134,629
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	700,762
Series K004 Class A3
08/25/2019	4.241%	700,000	701,979
Series KJ05 Class A1
05/25/2021	1.418%	65,318	64,651
Series KJ13
09/25/2021	2.055%	513,879	510,197
Series Q007 Class APT2
10/25/2047	3.327%	771,276	753,043
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	855,000	898,351
Series K159 Class A3
11/25/2033	3.950%	800,000	832,962
Series Q004 Class A2H
01/25/2021	2.958%	766,885	767,810
Series Q006 Class APT1
07/25/2026	2.617%	912,707	923,203
Federal National Mortgage Association
12/01/2020	3.321%	144,724	145,883
12/01/2021	3.300%	795,405	807,470
04/01/2022	3.710%	209,858	215,119
04/01/2028	3.050%	390,000	384,767
01/01/2030	3.370%	443,101	445,464
05/01/2030	3.490%	600,000	604,319
11/01/2030	3.820%	400,000	415,331
03/01/2031	3.030%	398,727	386,442
07/01/2032	3.130%	350,000	335,554

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	7

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2037	3.210%	861,112	811,711
Series 2012-M1 Class A2
10/25/2021	2.729%	702,166	700,829
Federal National Mortgage Association(b),(d)
Series 2011-M9 Class SA
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 01/25/2021	3.840%	1,434,463	54,778
Federal National Mortgage Association(c),(d)
Series 2012-M14 Class X2
09/25/2022	0.418%	6,708,438	81,552
Series 2016-M11B Class X2
07/25/2039	2.688%	3,393,701	135,861
Series 2016-M4 Class X2
01/25/2039	2.630%	1,006,286	85,619
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.614%	3,177,069	100,804
Series 2011-53 Class IO
05/16/2051	0.737%	4,879,752	132,989
Series 2012-4 Class IO
05/16/2052	0.197%	9,195,905	93,108
Series 2014-88 Class IE
03/16/2055	0.325%	4,216,035	100,839
Series 2017-105 Class IO
05/16/2059	0.737%	1,426,724	103,521
Series 2017-148 Class IO
07/16/2059	0.657%	2,553,805	148,441
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	4.049%	458,495	462,523
Total Commercial Mortgage-Backed Securities - Agency (Cost $14,705,955)			14,184,027

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

BBCMS Mortgage Trust(a),(b)
Subordinated, Series 2018-TALL Class E
1-month USD LIBOR + 2.437% 03/15/2037	4.926%	160,000	159,198
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	190,000	189,373
Bear Stearns Commercial Mortgage Securities Trust(a),(c)
Series 2004-PWR4 Class G
06/11/2041	6.000%	480,000	481,165
Bear Stearns Deutsche Bank Trust(a)
Subordinated, Series 2005-AFR1 Class G
09/15/2027	5.293%	525,000	530,836
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	4.389%	140,000	139,780
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.739%	100,000	99,503
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% Floor 1.978% 03/15/2037	4.439%	305,000	303,852
CLNS Trust(a),(b)
Subordinated, Series 2017-IKPR Class C
1-month USD LIBOR + 1.100% Floor 1.100% 06/11/2032	3.612%	100,000	99,654
Cold Storage Trust(a),(b)
Series 2017-ICE3 Class C
1-month USD LIBOR + 1.350% 04/15/2036	3.839%	230,000	229,417
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.870%	1,746,782	97,056
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.784%	3,787,812	179,815
Series 2013-CR13 Class XA
11/12/2046	0.800%	2,854,102	93,484
Series 2013-LC6 Class XA
01/10/2046	1.357%	1,989,538	85,435
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.107%	2,913,216	147,984
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.732%	165,000	168,811
Commercial Mortgage Trust
Series 2014-UBS4 Class A2
08/10/2047	2.963%	477,127	476,996
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	1.867%	386,800	5,045
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class B
1-month USD LIBOR + 0.888% Floor 0.888% 05/15/2035	3.377%	143,862	142,004

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	145,966
GS Mortgage Securities Corp. Trust(a),(b)
Series 2018-CHLL Class F
1-month USD LIBOR + 3.300% Floor 3.300% 02/15/2037	5.789%	100,000	99,206
Series 2018-TWR Class A
1-month USD LIBOR + 0.900% Floor 0.850% 07/15/2031	3.389%	135,000	134,872
GS Mortgage Securities Trust(a),(c),(d)
08/10/2043	1.350%	6,821,046	100,849
Series 2012-GC6 Class XB
01/10/2045	0.199%	10,648,392	67,698
Home Partners of America Trust(a),(b)
Subordinated, Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	3.931%	120,000	118,577
Irvine Core Office Trust(a),(c)
Series 2013-IRV Class A2
05/15/2048	3.173%	170,000	170,615
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C23 Class XA
09/15/2047	0.726%	3,591,583	97,359
Series 2014-C26 Class XA
01/15/2048	1.057%	3,526,775	143,531
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	650,000	662,746
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.519%	3,804,402	157,567
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2018-AON Class D
07/05/2031	4.613%	55,000	56,539
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2018-PHH Class C
1-month USD LIBOR + 1.360% Floor 1.410% 06/15/2035	3.849%	55,000	54,811
Madison Avenue Trust(a)
Series 2013-650M Class A
10/12/2032	3.843%	155,000	156,515
Morgan Stanley Capital I Trust(a),(c),(d)
Series 2012-C4 Class XA
03/15/2045	2.083%	3,432,726	171,339
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(b)
Subordinated, Series 2017-CLS Class D
1-month USD LIBOR + 1.400% Floor 1.400% 11/15/2034	3.889%	70,000	69,912
MSDB Trust(a),(c)
Subordinated, Series 2017-712F Class B
07/11/2039	3.453%	280,000	272,818
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.834%	165,000	169,449
SFAVE Commercial Mortgage Securities Trust(a),(c)
Subordinated, Series 2015-5AVE Class D
01/05/2043	4.388%	200,000	162,435
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	2.065%	2,404,209	124,286
UBS Commercial Mortgage Trust
Series 2018-C12 Class A1
08/15/2051	3.294%	608,990	613,368
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	169,663
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	338,819
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.834%	1,711,379	87,050
Series 2012-C9 Class XA
11/15/2045	1.882%	1,828,604	103,102
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.872%	2,789,079	98,889
Series 2014-LC14 Class XA
03/15/2047	1.268%	2,007,008	93,212
Worldwide Plaza Trust(a),(c)
Series 2017-WWP Class D
11/10/2036	3.596%	120,000	114,418
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,573,938)			8,385,019

Common Stocks 17.4%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 0.1%
Zayo Group Holdings, Inc.(e)	11,248	278,950

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	9

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Entertainment 0.3%
21st Century Fox, Inc., Class A	32,859	1,657,079
Interactive Media & Services 0.1%
Scout24 AG(a)	7,716	406,355
Media 1.9%
Fox Broadcasting Co.(e),(f),(g)	26,195	322,199
Kabel Deutschland Holding AG	4,300	508,667
Starz Acquisition LLC(e),(f),(g)	89,648	69,925
Tribune Media Co.(h),(i)	195,677	9,046,148
Total		9,946,939
Total Communication Services		12,289,323
Consumer Discretionary 1.8%
Auto Components 0.1%
Lear Corp.	1,021	155,264
Magna International, Inc.	3,329	175,538
Tenneco, Inc.	4,319	149,437
Visteon Corp.(e)	1,506	129,004
Total		609,243
Hotels, Restaurants & Leisure 0.5%
Belmond Ltd., Class A(e),(h),(i)	64,656	1,606,702
Papa John’s International, Inc.	1,913	83,617
Telepizza Group SA(a)	58,610	415,329
Wyndham Hotels & Resorts, Inc.	9,939	522,493
Total		2,628,141
Leisure Products 1.0%
Amer Sports Oyj	114,992	5,212,283
Specialty Retail 0.2%
Rent-A-Center, Inc.(e)	39,846	741,534
Total Consumer Discretionary		9,191,201
Consumer Staples 0.1%
Food Products 0.1%
Dairy Crest Group PLC	56,766	474,337
Dole Food Co., Inc.(e),(f),(g)	96,900	31,764
Total		506,101
Total Consumer Staples		506,101
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Cimarex Energy Co.	934	67,164
Total Energy		67,164
Financials 1.2%
Banks 1.2%
National Commerce Corp.(e)	1,644	71,827
SunTrust Banks, Inc.(h),(i)	57,190	3,709,915
TCF Financial Corp.(h),(i)	100,571	2,303,076
Washington Trust Bancorp, Inc.	160	8,384
Total		6,093,202
Total Financials		6,093,202
Health Care 0.9%
Biotechnology 0.5%
Celgene Corp.(e),(h),(i)	11,040	917,645
Clementia Pharmaceuticals, Inc.(e)	9,676	249,931
Spark Therapeutics, Inc.(e)	13,449	1,523,771
Total		2,691,347
Health Care Providers & Services 0.0%
Aveta, Inc. Escrow(e),(f),(g)	6,409,000	7
Aveta, Inc. Escrow(e),(f),(g)	2,397,000	2
Total		9
Life Sciences Tools & Services 0.3%
Pacific Biosciences of California, Inc.(e),(h),(i)	201,854	1,475,553
Pharmaceuticals 0.1%
Paratek Pharmaceuticals, Inc.(e),(h),(i)	49,710	322,121
Total Health Care		4,489,030
Industrials 3.8%
Aerospace & Defense 2.5%
Arconic, Inc.	38,676	715,119
Esterline Technologies Corp.(e)	56,846	6,921,000
L3 Technologies, Inc.(h),(i)	23,422	4,959,609
Total		12,595,728
Building Products 0.6%
USG Corp.	74,223	3,199,754

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.3%
Multi-Color Corp.	25,531	1,272,720
Quad/Graphics, Inc.	29,300	427,487
Total		1,700,207
Construction & Engineering 0.0%
HC2 Holdings, Inc.(e)	11,950	37,643
Machinery 0.2%
Trinity Industries, Inc.(h),(i)	20,851	488,122
WABCO Holdings, Inc.(e)	3,350	460,725
Total		948,847
Road & Rail 0.1%
Norfolk Southern Corp.	2,892	518,536
Trading Companies & Distributors 0.1%
Herc Holdings Inc(e),(h),(i)	11,661	513,084
Total Industrials		19,513,799
Information Technology 6.5%
Electronic Equipment, Instruments & Components 0.1%
Arlo Technologies, Inc.(e)	12,369	53,558
Maxwell Technologies, Inc.(e)	78,216	369,179
Total		422,737
IT Services 2.2%
First Data Corp., Class A(e)	175,338	4,407,998
Fiserv, Inc.(e)	875	74,104
Luxoft Holding, Inc.(e),(h),(i)	81,118	4,728,368
Travelport Worldwide Ltd.	132,881	2,088,889
Total		11,299,359
Semiconductors & Semiconductor Equipment 1.4%
Integrated Device Technology, Inc.(e)	104,540	5,052,418
Versum Materials, Inc.	42,359	2,075,591
Total		7,128,009
Software 2.6%
Ellie Mae, Inc.(e)	12,960	1,289,390
LogMeIn, Inc.	7,147	567,758
MINDBODY, Inc., Class A(e),(f),(g)	47,120	1,719,880
Red Hat, Inc.(e),(h),(i)	41,420	7,563,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Solium Capital, Inc.(e)	72,122	1,048,987
Ultimate Software Group, Inc. (The)(e)	3,661	1,213,622
Total		13,402,929
Technology Hardware, Storage & Peripherals 0.2%
Xerox Corp.(h),(i)	28,570	882,813
Total Information Technology		33,135,847
Materials 0.7%
Chemicals 0.1%
Air Products & Chemicals, Inc.	2,344	424,686
Containers & Packaging 0.2%
RPC Group PLC	121,353	1,274,776
Metals & Mining 0.4%
Goldcorp, Inc.(h),(i)	201,123	2,119,836
Total Materials		3,819,298
Total Common Stocks (Cost $87,979,008)		89,104,965

Convertible Bonds(j) 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
RTI International Metals, Inc.
10/15/2019	1.625%	2,588,000	2,555,673
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%	80,000	68,712
Diversified Manufacturing 0.1%
Fortive Corp.(a)
02/15/2022	0.875%	315,000	327,407
Electric 0.0%
NRG Energy, Inc.(a)
06/01/2048	2.750%	200,000	223,233
Health Care 0.1%
Danaher Corp.(k)
01/22/2021	0.000%	100,000	485,138
Healthcare Insurance 0.1%
Anthem, Inc.
10/15/2042	2.750%	75,000	315,377
Independent Energy 0.1%
Chesapeake Energy Corp.
09/15/2026	5.500%	405,000	370,950

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	11

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Oasis Petroleum, Inc.
09/15/2023	2.625%		235,000	219,133
SM Energy Co.
07/01/2021	1.500%		160,000	147,892
Total				737,975
Pharmaceuticals 0.0%
Bayer Capital Corp BV(a)
Subordinated
11/22/2019	5.625%	EUR	300,000	287,907
Technology 0.1%
Sony Corp.(k)
09/30/2022	0.000%	JPY	26,000,000	288,656
Wireless 0.0%
Avaya Holdings Corp.(a)
06/15/2023	2.250%		210,000	185,343
Wirelines 0.1%
GCI Liberty, Inc.(a)
09/30/2046	1.750%		325,000	355,053
Total Convertible Bonds (Cost $5,610,835)				5,830,474

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	9,350	576,895
Total Health Care			576,895
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	390	405,478
Total Industrials			405,478
Real Estate 0.0%
Equity Real Estate Investment Trusts (REITS) 0.0%
Crown Castle International Corp.	6.875%	260	288,491
Total Real Estate			288,491
Utilities 0.3%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.123%	9,000	548,277
Gas Utilities 0.0%
South Jersey Industries, Inc.	7.250%	3,350	162,475
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.2%
CenterPoint Energy, Inc.	7.000%	8,550	447,142
Dominion Resources, Inc.	6.750%	5,925	291,747
Total			738,889
Total Utilities			1,449,641
Total Convertible Preferred Stocks (Cost $2,606,277)			2,720,505

Corporate Bonds & Notes(j) 22.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	350,000	352,734
L3 Technologies, Inc.
06/15/2028	4.400%	260,000	267,173
Northrop Grumman Corp.
01/15/2025	2.930%	355,000	344,516
TransDigm, Inc.(a)
03/15/2026	6.250%	215,000	219,956
Total			1,184,379
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	224,875	214,368
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	116,258	121,682
U.S. Airways Pass-Through Trust
04/22/2023	6.250%	257,903	273,909
Total			609,959
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	332,847
Automotive 0.5%
Ford Motor Credit Co. LLC
01/15/2020	8.125%	600,000	622,125
11/02/2020	2.343%	260,000	253,355
01/15/2021	3.200%	380,000	374,175
03/28/2022	3.339%	200,000	192,294
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	3.677%	200,000	192,700
3-month USD LIBOR + 1.080% 08/03/2022	3.818%	255,000	241,963

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
04/13/2020	2.650%		370,000	367,727
07/13/2020	3.200%		200,000	200,081
Total				2,444,420
Banking 2.8%
Bank of America Corp.
04/21/2020	2.250%		285,000	283,024
Bank of America Corp.(l)
12/20/2023	3.004%		1,309,000	1,292,555
10/01/2025	3.093%		225,000	219,390
04/24/2028	3.705%		590,000	581,515
07/23/2029	4.271%		270,000	277,344
Bank of Ireland Group PLC(a)
11/25/2023	4.500%		200,000	199,468
Citibank NA
10/20/2020	2.125%		340,000	335,522
Citigroup, Inc.
05/22/2019	8.500%		250,000	253,020
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	3.590%	AUD	280,000	201,171
Citigroup, Inc.(a),(b)
3-month Euribor + 0.500% 03/21/2023	0.191%	EUR	190,000	214,538
Dime Community Bancshares, Inc.(l)
Subordinated
06/15/2027	4.500%		200,000	197,780
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	3.401%		280,000	277,292
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	214,618
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%		500,000	491,835
05/22/2025	3.750%		400,000	398,054
Goldman Sachs Group, Inc. (The)(l)
09/29/2025	3.272%		260,000	252,261
JPMorgan Chase & Co.
07/22/2020	4.400%		155,000	157,914
JPMorgan Chase & Co.(l)
12/05/2024	4.023%		405,000	414,781
01/29/2027	3.960%		750,000	760,780
01/23/2029	3.509%		450,000	437,877
Junior Subordinated
12/31/2049	6.100%		75,000	78,165
KeyBank NA
02/01/2022	3.300%		280,000	281,834
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(l)
11/07/2023	2.907%		200,000	193,575
Morgan Stanley
05/13/2019	7.300%		500,000	504,263
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	3.691%		800,000	803,382
Popular, Inc.
09/14/2023	6.125%		320,000	332,318
Royal Bank of Canada
10/26/2020	2.150%		255,000	251,921
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	497,195
Santander UK PLC
06/01/2021	3.400%		370,000	370,606
SunTrust Banks, Inc.(l)
Junior Subordinated
12/31/2049	5.050%		275,000	267,512
Synovus Financial Corp.(l)
Subordinated
12/15/2025	5.750%		335,000	339,173
U.S. Bancorp
06/07/2024	0.850%	EUR	100,000	114,704
US Bank NA
02/04/2021	3.000%		310,000	310,625
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	3.394%	AUD	300,000	214,729
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	215,480
07/22/2022	2.625%		80,000	78,565
04/22/2026	3.000%		260,000	249,154
Wells Fargo Bank NA(b)
SOFR + 0.480% 03/25/2020	2.860%		750,000	750,627
Wells Fargo Bank NA(l)
07/23/2021	3.325%		435,000	436,088
Wells Fargo Bank NA
10/22/2021	3.625%		510,000	515,993
Westpac Banking Corp.(a)
10/21/2019	5.000%	GBP	150,000	203,719
Zions Bancorp(l)
Junior Subordinated
12/31/2049	5.800%		99,000	97,268
Total				14,567,635

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	13

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%	200,000	199,543
Building Materials 0.4%
USG Corp.(a)
06/01/2027	4.875%	2,130,000	2,146,271
Cable and Satellite 0.9%
Cablevision Systems Corp.
09/15/2022	5.875%	120,000	123,972
CCO Holdings LLC/Capital Corp.
01/15/2024	5.750%	275,000	282,002
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	373,000	367,256
02/01/2028	5.000%	240,000	231,222
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	260,000	266,167
02/15/2028	3.750%	200,000	187,514
Comcast Corp.
02/15/2028	3.150%	150,000	144,326
10/15/2028	4.150%	425,000	438,832
CSC Holdings LLC(a)
05/15/2026	5.500%	250,000	252,514
04/15/2027	5.500%	200,000	200,706
02/01/2028	5.375%	485,000	476,600
04/01/2028	7.500%	200,000	211,237
02/01/2029	6.500%	135,000	141,210
DISH DBS Corp.
06/01/2021	6.750%	315,000	322,155
Intelsat Jackson Holdings SA
08/01/2023	5.500%	107,000	97,830
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	137,000	138,442
07/15/2025	9.750%	36,000	37,476
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	270,000	254,592
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	220,000	222,545
07/15/2026	5.375%	215,000	215,878
08/01/2027	5.000%	115,000	112,430
Total			4,724,906
Chemicals 0.7%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	150,000	149,245
Hexion, Inc.
04/15/2020	6.625%	1,328,000	1,131,165
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	160,000	159,666
Momentive Performance Materials, Inc.
10/24/2021	3.880%	2,011,000	2,167,532
Total			3,607,608
Construction Machinery 0.1%
United Rentals North America, Inc.
05/15/2027	5.500%	225,000	224,983
01/15/2028	4.875%	225,000	214,620
Total			439,603
Consumer Cyclical Services 0.4%
Amazon.com, Inc.
08/22/2027	3.150%	255,000	251,544
Cimpress NV(a)
06/15/2026	7.000%	165,000	157,528
Expedia Group, Inc.
02/15/2026	5.000%	260,000	268,869
02/15/2028	3.800%	250,000	236,236
IHS Markit Ltd.
08/01/2028	4.750%	515,000	522,129
Matthews International Corp.(a)
12/01/2025	5.250%	85,000	81,796
Uber Technologies, Inc.(a)
11/01/2026	8.000%	275,000	287,441
Total			1,805,543
Consumer Products 0.1%
Central Garden & Pet Co.
11/15/2023	6.125%	144,000	149,274
First Quality Finance Co., Inc.(a)
07/01/2025	5.000%	132,000	128,988
Spectrum Brands, Inc.
07/15/2025	5.750%	160,000	156,573
Valvoline, Inc.
07/15/2024	5.500%	100,000	100,312
Total			535,147
Diversified Manufacturing 0.3%
General Electric Co.
05/04/2020	5.550%	350,000	359,545
01/05/2026	5.550%	245,000	257,450
Itron, Inc.(a)
01/15/2026	5.000%	32,000	31,123
Vertiv Group Corp.(a)
10/15/2024	9.250%	848,000	847,754
Total			1,495,872

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.9%
Covanta Holding Corp.
01/01/2027	6.000%	81,000	81,155
Dominion Energy, Inc.(a),(b)
3-month USD LIBOR + 0.550% 06/01/2019	3.176%	540,000	540,223
Duke Energy Progress LLC
12/01/2044	4.150%	425,000	426,862
Emera U.S. Finance LP
06/15/2026	3.550%	359,000	343,768
Emera, Inc.(l)
Subordinated
06/15/2076	6.750%	427,000	444,201
Indiana Michigan Power Co.
03/15/2023	3.200%	300,000	298,667
ITC Holdings Corp.
11/15/2027	3.350%	150,000	143,587
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	408,009
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	3.218%	520,000	519,291
NRG Energy, Inc.
01/15/2027	6.625%	220,000	234,290
NSTAR Electric Co.
05/15/2027	3.200%	520,000	508,553
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	468,012
Total			4,416,618
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	100,000	94,342
Hulk Finance Corp.(a)
06/01/2026	7.000%	30,000	28,540
Total			122,882
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	250,000	253,522
Air Lease Corp.
01/15/2020	2.125%	400,000	396,632
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%	104,000	105,390
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	1,200,000	1,179,205
Total			1,934,749
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%		560,000	584,575
Aramark Services, Inc.(a)
04/01/2025	5.000%		175,000	177,854
Bacardi Ltd.(a)
05/15/2028	4.700%		165,000	159,719
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%		79,000	71,090
Constellation Brands, Inc.
05/01/2023	4.250%		250,000	257,223
General Mills, Inc.
04/17/2028	4.200%		225,000	227,271
Kraft Heinz Foods Co.
07/15/2025	3.950%		381,000	377,158
01/30/2029	4.625%		275,000	275,459
06/01/2046	4.375%		200,000	165,738
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	225,817
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%		90,000	88,396
Post Holdings, Inc.(a)
08/15/2026	5.000%		345,000	332,048
03/01/2027	5.750%		341,000	337,558
01/15/2028	5.625%		285,000	276,544
Tyson Foods, Inc.
03/01/2026	4.000%		75,000	75,210
Total				3,631,660
Gaming 0.5%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		230,000	237,852
06/01/2028	5.750%		5,000	5,198
01/15/2029	5.300%		130,000	131,867
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%		1,760,000	1,813,032
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	77,612
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%		83,000	83,462
Total				2,349,023
Health Care 1.1%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	455,834
Becton Dickinson and Co.
12/15/2019	2.675%		400,000	398,488

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	15

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%		86,000	83,892
CVS Health Corp.
03/25/2025	4.100%		245,000	248,398
03/25/2048	5.050%		735,000	728,450
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	318,426
Halfmoon Parent, Inc.(a)
11/15/2025	4.125%		850,000	862,345
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%		320,000	334,577
HCA, Inc.
02/15/2022	7.500%		555,000	609,007
05/01/2023	4.750%		84,000	87,028
03/15/2024	5.000%		215,000	224,770
02/01/2025	5.375%		34,000	35,255
02/01/2029	5.875%		56,000	58,634
Hologic, Inc.(a)
02/01/2028	4.625%		92,000	89,209
IQVIA, Inc.(a)
05/15/2023	4.875%		160,000	163,971
Medtronic, Inc.
03/15/2020	2.500%		162,000	161,505
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%		50,000	50,129
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	371,416
Tenet Healthcare Corp.
06/01/2020	4.750%		100,000	101,410
10/01/2021	4.375%		75,000	76,071
07/15/2024	4.625%		54,000	53,840
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	113,274
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	3.554%		200,000	198,934
Total				5,824,863
Healthcare Insurance 0.3%
Aetna, Inc.
06/01/2021	4.125%		400,000	407,205
Centene Corp.
02/15/2021	5.625%		155,000	157,351
Centene Corp.(a)
06/01/2026	5.375%		241,000	249,985
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cigna Corp.
04/15/2025	3.250%	150,000	145,941
10/15/2027	3.050%	200,000	184,527
10/15/2047	3.875%	75,000	63,465
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	160,000	158,516
UnitedHealth Group, Inc.
07/15/2020	2.700%	126,000	126,037
WellCare Health Plans, Inc.
04/01/2025	5.250%	68,000	69,416
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	102,000	104,847
Total			1,667,290
Healthcare REIT 0.3%
Healthcare Realty Trust, Inc.
04/15/2023	3.750%	600,000	595,312
Ventas Realty LP
04/01/2027	3.850%	300,000	293,861
Welltower, Inc.
04/01/2019	4.125%	500,000	500,263
Total			1,389,436
Independent Energy 1.7%
Antero Resources Corp.
12/01/2022	5.125%	95,000	95,122
06/01/2023	5.625%	13,000	13,031
03/01/2025	5.000%	200,000	192,123
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	47,662
Chesapeake Energy Corp.
10/01/2024	7.000%	415,000	409,765
06/15/2027	8.000%	345,000	341,465
Concho Resources, Inc.
08/15/2028	4.300%	215,000	216,543
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	43,000	41,687
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	160,000	162,184
Diamondback Energy, Inc.
05/31/2025	5.375%	415,000	429,363
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	36,400
EQT Corp.
10/01/2027	3.900%	370,000	335,720
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	18,941

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.
09/15/2026	5.875%	79,000	78,868
Murphy Oil Corp.
08/15/2024	6.875%	455,000	480,663
Newfield Exploration Co.
07/01/2024	5.625%	355,000	379,198
01/01/2026	5.375%	255,000	269,150
Occidental Petroleum Corp.
06/15/2025	3.500%	225,000	227,506
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	455,000	455,633
08/15/2025	5.250%	60,000	59,412
10/15/2027	5.625%	453,000	448,532
QEP Resources, Inc.
03/01/2021	6.875%	1,358,000	1,405,485
Resolute Energy Corp.
05/01/2020	8.500%	1,978,000	1,984,585
Seven Generations Energy Ltd.(a)
09/30/2025	5.375%	85,000	82,548
SM Energy Co.
01/15/2027	6.625%	430,000	410,005
WPX Energy, Inc.
06/01/2026	5.750%	329,000	331,879
Total			8,953,470
Integrated Energy 0.0%
Exxon Mobil Corp.
03/06/2022	2.397%	200,000	198,078
Lodging 0.1%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	467,000	482,316
Media and Entertainment 1.5%
Abe Investment Holdings, Inc./Getty Images, Inc.(a)
10/16/2020	10.500%	2,245,000	2,301,125
AMC Networks, Inc.
08/01/2025	4.750%	75,000	72,973
Clear Channel International BV(a)
12/15/2020	8.750%	58,000	59,433
EMI Music Publishing Group North America Holdings, Inc.(a)
06/15/2024	7.625%	45,000	47,788
Graham Holdings Co.(a)
06/01/2026	5.750%	175,000	180,244
Lions Gate Capital Holdings LLC(a)
02/01/2024	6.375%	285,000	291,406
11/01/2024	5.875%	105,000	106,132
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
LSC Communications, Inc.(a)
10/15/2023	8.750%		1,099,000	1,173,917
McGraw-Hill Global Education Holdings LLC/Finance(a)
05/15/2024	7.875%		275,000	222,325
Netflix, Inc.
05/15/2027	3.625%	EUR	200,000	232,608
Netflix, Inc.(a)
05/15/2029	6.375%		53,000	56,381
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%		2,233,000	2,257,862
Sinclair Television Group, Inc.(a)
08/01/2024	5.625%		200,000	201,682
Viacom, Inc.(l)
Junior Subordinated
02/28/2057	6.250%		350,000	346,668
WMG Acquisition Corp.(a)
04/15/2026	5.500%		220,000	221,617
Total				7,772,161
Metals and Mining 0.1%
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%		200,000	187,626
Vedanta Resources PLC(a)
07/30/2022	6.375%		275,000	260,254
Total				447,880
Midstream 1.1%
Antero Midstream Partners LP/Finance Corp.
09/15/2024	5.375%		330,000	330,000
DCP Midstream Operating LP
03/15/2023	3.875%		15,000	14,917
07/15/2025	5.375%		410,000	426,064
Enbridge Energy Partners LP
10/15/2045	7.375%		137,000	184,086
Enbridge, Inc.
12/01/2026	4.250%		380,000	387,191
Enbridge, Inc.(l)
01/15/2077	6.000%		300,000	293,569
Energy Transfer Equity LP
01/15/2024	5.875%		92,000	98,826
06/01/2027	5.500%		90,000	94,296
Energy Transfer Operating LP
04/15/2049	6.250%		370,000	396,687
EQT Midstream Partners LP
07/15/2028	5.500%		160,000	159,377
Kinder Morgan Energy Partners LP
09/01/2023	3.500%		200,000	199,690

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	17

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
02/15/2049	5.500%	150,000	153,690
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	96,402
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	275,000	268,171
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	343,000	350,559
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	261,000	249,572
Sunoco LP/Finance Corp.
03/15/2028	5.875%	85,000	84,090
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	165,000	171,786
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	242,955
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	80,000	73,811
Williams Companies, Inc. (The)
03/15/2022	3.600%	200,000	200,972
01/15/2023	3.700%	265,000	265,945
06/24/2024	4.550%	290,000	300,230
09/15/2025	4.000%	225,000	226,576
06/15/2027	3.750%	350,000	339,389
Total			5,608,851
Natural Gas 0.1%
NiSource, Inc.
11/17/2022	2.650%	250,000	243,136
Office REIT 0.2%
Boston Properties LP
02/01/2024	3.800%	500,000	504,710
Hudson Pacific Properties LP
11/01/2027	3.950%	160,000	151,211
SL Green Operating Partnership LP
10/15/2022	3.250%	260,000	255,957
Total			911,878
Oil Field Services 0.1%
FTS International, Inc.
05/01/2022	6.250%	125,000	118,890
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	67,095	68,143
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	49,140	49,766
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	111,000	114,091
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		80,000	81,965
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		212,000	217,705
USA Compression Partners LP/Finance Corp.(a),(m)
09/01/2027	6.875%		19,000	19,382
Total				669,942
Other Financial Institutions 0.2%
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	3,230,000	893,810
Other Industry 0.2%
AECOM
10/15/2024	5.875%		255,000	266,369
03/15/2027	5.125%		550,000	521,634
Total				788,003
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	499,974
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		175,000	174,787
Fibra Uno Administracion SA de CV(a)
12/15/2024	5.250%		275,000	275,771
Total				950,532
Packaging 0.8%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
09/15/2022	4.250%		200,000	199,673
Ball Corp.
12/15/2020	4.375%		170,000	173,228
11/15/2023	4.000%		380,000	380,534
07/01/2025	5.250%		275,000	288,723
03/15/2026	4.875%		365,000	372,370
Berry Global, Inc.
07/15/2023	5.125%		40,000	40,074
Berry Global, Inc.(a)
02/15/2026	4.500%		11,000	10,415
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		325,000	329,581
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%		17,000	16,303
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		195,000	213,958
Multi-Color Corp.(a)
12/01/2022	6.125%		1,482,000	1,523,294

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
12/01/2020	6.500%		310,000	323,450
12/01/2024	5.125%		295,000	303,752
09/15/2025	5.500%		102,000	106,380
Total				4,281,735
Paper 0.2%
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	153,012
WestRock RKT Co.
03/01/2019	4.450%		425,000	425,012
WRKCo, Inc.
03/15/2026	4.650%		165,000	170,133
Total				748,157
Pharmaceuticals 0.6%
AbbVie, Inc.
05/17/2024	1.375%	EUR	30,000	34,691
11/14/2028	4.250%		125,000	123,825
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	112,484
03/15/2035	4.550%		110,000	102,596
Amgen, Inc.
05/01/2045	4.400%		200,000	186,666
AstraZeneca PLC
11/16/2025	3.375%		300,000	294,991
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%		285,000	287,499
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 1.010% 12/15/2023	3.798%		400,000	391,629
Bayer US Finance II LLC(a)
12/15/2028	4.375%		345,000	335,487
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		125,000	123,647
Celgene Corp.
08/15/2045	5.000%		200,000	197,022
Elanco Animal Health, Inc.(a)
08/28/2023	4.272%		345,000	350,493
Gilead Sciences, Inc.
03/01/2026	3.650%		200,000	199,467
03/01/2047	4.150%		110,000	100,859
Teva Pharmaceutical Finance III BV
07/19/2019	1.700%		101,000	100,263
Teva Pharmaceutical Finance Netherlands II BV(a)
03/01/2025	4.500%	EUR	200,000	235,063
Total				3,176,682
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Farmers Exchange Capital III(a),(l)
Subordinated
10/15/2054	5.454%	500,000	477,020
MGIC Investment Corp.
08/15/2023	5.750%	175,000	183,230
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	5.078%	450,000	449,305
Total			1,109,555
Railroads 0.0%
Union Pacific Corp.
09/10/2028	3.950%	175,000	178,291
Refining 0.2%
Marathon Petroleum Corp.(a)
12/15/2023	4.750%	320,000	332,358
12/15/2026	5.125%	150,000	157,287
PBF Holding Co., LLC/Finance Corp.
06/15/2025	7.250%	415,000	426,531
Total			916,176
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	280,000	281,172
05/15/2024	4.250%	405,000	394,702
10/15/2025	5.000%	285,000	276,100
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%	320,000	323,808
06/01/2026	5.250%	290,000	295,070
06/01/2027	4.750%	120,000	117,747
Total			1,688,599
Retailers 1.2%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	80,000	77,627
Cumberland Farms, Inc.(a)
05/01/2025	6.750%	120,000	124,455
GameStop Corp.(a)
03/15/2021	6.750%	2,916,000	2,952,453
Home Depot, Inc. (The)
12/06/2028	3.900%	90,000	93,427
Party City Holdings, Inc.(a)
08/01/2026	6.625%	110,000	107,885
Rent-A-Center, Inc.
11/15/2020	6.625%	2,344,000	2,334,441

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	19

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Rite Aid Corp.(a)
04/01/2023	6.125%		284,000	242,222
Total				5,932,510
Supermarkets 0.0%
Kroger Co. (The)
01/15/2029	4.500%		160,000	160,830
Supranational 0.8%
Asian Development Bank
03/06/2019	4.625%	NZD	385,000	262,290
03/09/2022	5.000%	AUD	165,000	126,897
European Bank for Reconstruction & Development
04/15/2019	7.375%	IDR	1,550,000,000	109,975
European Financial Stability Facility(a)
01/20/2023	0.500%	EUR	135,000	157,316
05/23/2023	1.875%	EUR	190,000	233,927
10/17/2023	0.125%	EUR	350,000	400,814
Inter-American Development Bank
08/20/2019	6.500%	AUD	330,000	238,878
11/09/2020	2.125%		510,000	505,821
International Bank for Reconstruction & Development
03/12/2020	2.500%	AUD	355,000	252,978
01/13/2021	2.800%	AUD	190,000	136,562
01/22/2021	3.500%	NZD	375,000	262,011
08/20/2021	7.450%	IDR	3,250,000,000	229,451
10/06/2021	4.625%	NZD	440,000	318,277
01/25/2022	3.375%	NZD	385,000	270,752
International Finance Corp.
08/15/2022	2.800%	AUD	355,000	257,244
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	208,688
Total				3,971,881
Technology 1.0%
Apple, Inc.
05/03/2023	2.400%		155,000	152,119
05/06/2024	3.450%		245,000	250,327
02/23/2026	3.250%		200,000	200,181
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		175,000	169,787
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%		350,000	347,440
CDK Global, Inc.
06/15/2026	5.875%		210,000	216,473
CommScope Finance LLC(a)
03/01/2024	5.500%		450,000	458,074
Dell International LLC/EMC Corp.(a)
06/01/2019	3.480%		250,000	249,892
07/15/2046	8.350%		305,000	356,740
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
First Data Corp.(a)
01/15/2024	5.000%		429,000	440,086
01/15/2024	5.750%		479,000	494,419
International Business Machines Corp.
12/21/2020	2.750%	GBP	200,000	271,502
Microsoft Corp.
08/08/2023	2.000%		335,000	324,306
NXP BV/Funding LLC(a)
06/01/2023	4.625%		265,000	270,040
Rackspace Hosting, Inc.(a)
11/15/2024	8.625%		125,000	109,039
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%		260,000	254,745
Seagate HDD
06/01/2027	4.875%		360,000	335,609
Travelport Corporate Finance PLC(a)
03/15/2026	6.000%		172,000	183,004
Total				5,083,783
Tobacco 0.1%
BAT Capital Corp.
08/14/2020	2.297%		300,000	295,681
08/15/2047	4.540%		100,000	80,602
Reynolds American, Inc.
06/12/2025	4.450%		80,000	80,747
Total				457,030
Transportation Services 0.0%
Teekay Offshore Partners LP/Finance Corp.(a)
07/15/2023	8.500%		160,000	152,928
Wireless 0.4%
American Tower Corp.
06/15/2023	3.000%		140,000	136,889
05/22/2026	1.950%	EUR	100,000	115,166
CC Holdings GS V LLC/Crown Castle GS III Corp.
04/15/2023	3.849%		250,000	251,773
Crown Castle International Corp.
02/15/2029	4.300%		165,000	165,220
SBA Communications Corp.
09/01/2024	4.875%		140,000	140,215
Sprint Capital Corp.
11/15/2028	6.875%		64,000	63,262
03/15/2032	8.750%		45,000	48,819
Sprint Communications, Inc.(a)
03/01/2020	7.000%		62,000	64,026

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
06/15/2024	7.125%	10,000	10,309
03/01/2026	7.625%	19,000	19,819
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	358,875	357,559
03/20/2025	4.738%	345,000	345,804
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	41,000	42,542
02/01/2026	4.500%	69,000	68,018
02/01/2028	4.750%	118,000	114,879
Vodafone Group PLC
05/30/2028	4.375%	175,000	173,271
Total			2,117,571
Wirelines 0.4%
AT&T, Inc.
03/01/2037	5.250%	145,000	145,883
06/15/2044	4.800%	700,000	656,791
HC2 Holdings, Inc.(a)
12/01/2021	11.500%	145,000	129,446
Koninklijke KPN NV
10/01/2030	8.375%	200,000	242,235
Level 3 Financing, Inc.
02/01/2023	5.625%	100,000	100,858
01/15/2024	5.375%	45,000	45,345
05/01/2025	5.375%	95,000	94,758
Qwest Corp.
12/01/2021	6.750%	90,000	96,060
Verizon Communications, Inc.
08/15/2046	4.125%	180,000	166,442
04/15/2049	5.012%	275,000	287,584
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	81,000	78,513
Total			2,043,915
Total Corporate Bonds & Notes (Cost $116,434,024)			115,369,954

Equity Funds 0.5%
	Shares	Value ($)
International 0.5%
Altaba, Inc.(e),(h),(i)	31,554	2,353,613
Total Equity Funds (Cost $2,196,360)		2,353,613

Exchange-Traded Funds 0.2%
	Shares	Value ($)
Industrial Select Sector SPDR Fund	14,203	1,084,257
Total Exchange-Traded Funds (Cost $1,048,756)		1,084,257

Foreign Government Obligations(j),(n) 6.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 0.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		150,000	142,435
Australia 0.2%
Australia Government Bond(a)
07/15/2022	5.750%	AUD	150,000	120,576
New South Wales Treasury Corp.
03/01/2022	6.000%	AUD	280,000	222,302
Queensland Treasury Corp.(a)
02/21/2020	6.250%	AUD	325,000	240,092
07/21/2022	6.000%	AUD	375,000	300,860
Total				883,830
Austria 0.1%
Republic of Austria Government Bond(a),(k)
07/15/2023	0.000%	EUR	285,000	326,838
Brazil 0.5%
Brazil Notas do Tesouro Nacional
01/01/2021	10.000%	BRL	3,440,000	973,080
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	5,075,000	1,449,221
Brazilian Government International Bond
01/13/2028	4.625%		275,000	273,357
Total				2,695,658
Canada 0.7%
Canada Housing Trust No. 1(a)
06/15/2023	2.350%	CAD	345,000	264,873
Canadian Government Bond
11/01/2019	1.250%	CAD	845,000	639,896
03/01/2020	1.500%	CAD	1,160,000	878,969
09/01/2020	0.750%	CAD	1,030,000	770,922
Export Development Canada(a)
02/10/2020	2.300%		250,000	249,189
Export Development Canada
06/07/2021	2.400%	AUD	220,000	157,098
Province of Alberta
12/01/2023	3.400%	CAD	310,000	247,079

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	21

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Province of British Columbia(a)
01/09/2020	6.600%	INR	11,000,000	153,411
Total				3,361,437
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%		300,000	293,346
Colombia 0.4%
Colombia Government International Bond
01/28/2026	4.500%		625,000	644,404
Colombian TES
09/11/2019	7.000%	COP	661,100,000	214,428
07/24/2020	11.000%	COP	1,472,900,000	516,640
05/04/2022	7.000%	COP	1,389,000,000	470,715
Total				1,846,187
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%		100,000	107,232
Finland 0.1%
Finland Government Bond(a)
04/15/2023	1.500%	EUR	340,000	414,308
Germany 0.4%
Kreditanstalt fuer Wiederaufbau
05/29/2020	3.750%	NZD	300,000	208,542
08/20/2020	6.000%	AUD	435,000	325,986
09/08/2020	2.750%		500,000	500,909
03/15/2023	0.375%	EUR	160,000	185,760
08/15/2023	2.125%	EUR	280,000	350,081
02/28/2024	2.625%		355,000	354,509
Kreditanstalt fuer Wiederaufbau(k)
09/15/2023	0.000%	EUR	80,000	91,323
Total				2,017,110
Hungary 0.2%
Hungary Government International Bond
01/29/2020	6.250%		385,000	396,566
03/29/2021	6.375%		514,000	546,223
Total				942,789
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	270,461
Indonesia 1.0%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	270,588
07/18/2024	2.150%	EUR	200,000	235,452
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	4,200,000,000	306,174
05/15/2022	7.000%	IDR	3,567,000,000	252,373
05/15/2023	5.625%	IDR	1,027,000,000	68,669
03/15/2024	8.375%	IDR	5,369,000,000	393,392
09/15/2026	8.375%	IDR	3,717,000,000	271,492
05/15/2027	7.000%	IDR	3,135,000,000	211,043
05/15/2028	6.125%	IDR	5,966,000,000	378,023
03/15/2029	9.000%	IDR	2,610,000,000	198,985
05/15/2029	8.250%	IDR	1,034,000,000	75,892
05/15/2031	8.750%	IDR	3,900,000,000	291,528
08/15/2032	7.500%	IDR	1,158,000,000	77,704
05/15/2033	6.625%	IDR	3,528,000,000	218,330
05/15/2038	7.500%	IDR	2,420,000,000	160,154
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	222,958
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	267,368
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		400,000	438,611
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	135,227
PT Pertamina Persero(a)
05/20/2023	4.300%		270,000	273,091
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	267,973
Total				5,015,027
Ireland 0.5%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	950,000	1,257,094
03/18/2024	3.400%	EUR	810,000	1,076,853
Total				2,333,947
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	222,932
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	1,300,000	323,947
11/30/2021	3.620%	MYR	450,000	111,340
09/30/2024	4.059%	MYR	2,200,000	546,961
03/14/2025	3.882%	MYR	545,000	133,794
11/16/2027	3.899%	MYR	650,000	158,608
06/15/2028	3.733%	MYR	375,000	90,499
04/15/2033	3.844%	MYR	1,223,000	285,237
Total				1,650,386

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.1%
Banco Nacional de Comercio Exterior SNC(a),(l)
Subordinated
08/11/2026	3.800%		200,000	194,589
Petroleos Mexicanos
03/13/2022	5.375%		320,000	320,571
01/23/2029	6.500%		175,000	166,495
Total				681,655
Netherlands 0.1%
BNG Bank NV(a)
02/22/2023	0.250%	EUR	160,000	184,325
06/07/2024	0.250%	EUR	155,000	177,713
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	212,398
Total				574,436
New Zealand 0.2%
New Zealand Government Bond(a)
04/15/2020	3.000%	NZD	375,000	259,008
05/15/2021	6.000%	NZD	405,000	301,496
New Zealand Local Government Funding Agency Bond
03/15/2019	5.000%	NZD	340,000	231,818
04/15/2023	5.500%	NZD	85,000	65,251
Total				857,573
Norway 0.4%
Norway Government Bond(a)
05/22/2019	4.500%	NOK	5,025,000	591,592
05/25/2021	3.750%	NOK	6,480,000	800,162
05/24/2023	2.000%	NOK	3,675,000	441,353
Total				1,833,107
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	188,990
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	227,606
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	218,641
Total				446,247
Philippines 0.4%
Philippine Government Bond(m)
	6.250%		3,125,000	60,422
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippine Government Bond
11/22/2019	3.875%	PHP	9,300,000	177,056
04/11/2020	4.250%	PHP	4,020,000	76,203
03/20/2021	3.500%	PHP	12,690,000	233,240
04/28/2021	6.500%	PHP	1,220,000	23,650
03/08/2023	5.500%	PHP	7,900,000	149,302
04/21/2023	3.500%	PHP	18,000,000	314,057
07/19/2031	8.000%	PHP	18,000,000	393,254
Philippine Government International Bond
01/15/2021	4.950%	PHP	17,000,000	328,013
01/14/2036	6.250%	PHP	20,000,000	406,618
Total				2,161,815
Portugal 0.2%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	400,649
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	395,000	488,491
Total				889,140
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%		200,000	207,301
Saudi Arabia 0.0%
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	195,082
Singapore 0.3%
BOC Aviation Ltd.(a),(b)
3-month USD LIBOR + 1.050% 05/02/2021	3.788%		200,000	201,053
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	193,289
Singapore Government Bond
09/01/2020	3.250%	SGD	1,295,000	975,485
04/01/2022	1.750%	SGD	425,000	311,805
Total				1,681,632
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	100,037
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	480,000	551,439
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	219,433

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	23

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	200,000	205,664
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	125,000	128,762
Total Foreign Government Obligations (Cost $35,049,090)			33,446,236

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	500,000	538,490
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	289,553
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	293,467
Special Non Property Tax 0.1%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	500,000	570,575
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train
Series 2017
04/01/2047	2.193%	500,000	496,710
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	305,005
Water & Sewer 0.2%
City of Houston Combined Utility System
Revenue Bonds
Taxable 1st Lien
Series 2014B
05/15/2028	3.828%	500,000	513,690
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	420,332
Total			934,022
Total Municipal Bonds (Cost $3,484,460)			3,427,822

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
U.S. Bancorp(l)
12/31/2049	6.500%	9,950	272,132
Wells Fargo & Co.(l)
12/31/2049	5.850%	8,485	216,113
Total			488,245
Total Preferred Debt (Cost $521,306)			488,245

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Banks 0.2%
First Republic Bank	5.125%	6,900	164,013
People’s United Financial, Inc.(l)	5.625%	3,088	72,599
U.S. Bancorp(l)	3.500%	480	380,277
U.S. Bancorp	5.500%	8,300	212,895
Valley National Bancorp(l)	5.500%	6,350	158,623
Total			988,407
Total Financials			988,407
Total Preferred Stocks (Cost $1,070,674)			988,407

Residential Mortgage-Backed Securities - Agency 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	3.509%	551,693	554,455
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	3.590%	571,265	573,529
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	2,385,053	404,513
CMO Series 2018-63 Class IO
09/20/2047	4.000%	2,566,485	465,346
Government National Mortgage Association(b)
CMO Series 2018-91 Class WF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 5.000% 07/20/2048	3.509%	432,692	424,705
Total Residential Mortgage-Backed Securities - Agency (Cost $2,469,588)			2,422,548

Residential Mortgage-Backed Securities - Non-Agency 8.2%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	3.130%	489,892	479,678
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.944%	475,070	453,814
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	4.685%	459,320	463,304
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% Floor 0.450% 01/25/2036	2.940%	436,807	436,819
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	223,440	225,754
CMO Series 2019-1 Class A1
01/25/2049	3.805%	270,000	269,910
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	3.435%	435,530	438,514
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	2.705%	484,635	481,182
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	361,415	350,820
Subordinated, CMO Series 2014-R6 Class 2A13
07/26/2036	2.770%	925,000	890,126
BCAP LLC Trust(a),(c)
CMO Series 2012-RR11 Class 2A3
08/26/2036	2.630%	67,406	67,515
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	2.750%	435,480	431,613
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	2.960%	849,000	827,452
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	3.315%	788,770	756,802

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	25

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	2.670%	705,581	648,674
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	2.700%	478,680	477,783
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	2.640%	716,644	689,290
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 11.500% 01/25/2035	3.050%	194,599	194,449
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	3.210%	523,672	521,821
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% Floor 0.480% 10/25/2035	3.210%	900,000	900,840
CIM Trust(a),(c)
CMO Series 2017-5 Class A1
05/25/2057	2.300%	134,558	133,440
CMO Series 2018-R2 Class A1
08/27/2057	3.690%	781,260	769,939
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	767,087	759,457
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	716,528	711,911
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	4.707%	549,670	519,336
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M2
1-month USD LIBOR + 0.340% Floor 0.340% 01/25/2036	3.000%	106,749	106,736
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	3.030%	750,000	748,475
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(c)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	451,496	441,080
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	3.345%	678,979	678,758
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	3.390%	257,039	247,692
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	3.290%	510,961	492,672
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	446,186	448,195
CMO Series 20154R Class 5A1
10/27/2036	3.000%	357,358	358,952
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 07/25/2035	2.940%	513,508	514,197
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	3.960%	739,472	742,080
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	2.960%	880,000	874,443
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	199,459	196,283
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 1M1
1-month USD LIBOR + 0.950% Floor 0.950% 05/25/2024	3.440%	11,772	11,775
CMO Series 2016-C06 Class 1M1
1-month USD LIBOR + 1.300% 04/25/2029	3.790%	195,099	195,991
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	3.440%	431,490	432,397

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% Floor 0.850% 11/25/2029	3.340%	267,575	267,765
CMO Series 2017-C05 Class 1M1
1-month USD LIBOR + 0.550% Floor 0.550% 01/25/2030	3.040%	32,651	32,620
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	3.390%	747,906	750,666
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	2.770%	700,000	689,101
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.087%	533,082	509,650
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	2.880%	787,195	778,142
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA2 Class M2
1-month USD LIBOR + 2.200% 10/25/2028	4.690%	146,373	147,169
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	3.690%	211,349	212,624
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	3.240%	484,820	484,506
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	3.150%	745,767	739,536
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	4.275%	805,777	719,882
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	3.150%	810,000	777,753
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	2.681%	670,099	606,884
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	2.840%	533,787	531,793
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	3.190%	717,804	702,895
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	2.830%	442,401	426,340
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	2.880%	600,000	593,304
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% Floor 0.260% 01/25/2037	2.750%	630,000	595,275
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 03/25/2037	2.750%	895,000	876,686
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	2.770%	1,103,000	975,849
Lehman XS Trust(b)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	3.340%	630,168	609,187
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	375,606	370,341
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% Floor 0.280% 11/25/2035	3.050%	160,463	160,709

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	27

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	2.770%	494,702	486,848
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	3.030%	596,783	588,414
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	141,504	141,064
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% Floor 0.160% 03/26/2037	2.130%	314,906	305,643
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	3.150%	487,642	486,191
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	2.710%	501,024	491,224
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	2.680%	697,830	636,017
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	2.680%	651,925	626,451
RAMP Series Trust(b)
CMO Series 2005-RZ4 Class M1
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 11/25/2035	3.210%	8,152	8,155
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	3.450%	745,000	741,677
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	3.315%	850,000	843,282
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	2.630%	802,115	772,149
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	2.790%	669,518	666,063
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	3.290%	726,808	719,690
CMO Series 2005-10 Class A6
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	3.150%	471,806	470,179
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
07/25/2057	2.750%	72,644	70,808
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	3.090%	583,437	580,180
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	135,030	134,783
CMO Series 2018-4 Class A1
06/25/2058	3.000%	299,310	289,078
CMO Series 2019-1 Class A1
03/25/2058	3.750%	207,673	206,974
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	77,464	76,965
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	3.337%	415,236	376,355
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	3.165%	385,285	385,140
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $41,765,384)			42,051,976

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans(j) 0.2%
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Space Exploration Technologies Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 11/21/2025	6.731%		215,000	213,925
Automotive 0.0%
American Tire Distributors, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 09/02/2024	10.129%		25,060	22,711
Cable and Satellite 0.0%
Virgin Media Bristol LLC(b),(o)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.989%		210,000	208,427
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	6.740%		249,674	230,089
Packaging 0.0%
Crown Holdings, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/03/2025	4.489%		26,832	26,875
3-month Euribor + 2.375% 04/03/2025	2.375%	EUR	49,750	56,789
Total				83,664
Pharmaceuticals 0.0%
Catalent Pharma Solutions, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 05/20/2024	4.743%		15,636	15,572
Technology 0.0%
Dawn Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	6.553%		116,000	110,780
Total Senior Loans (Cost $901,074)				885,168

Treasury Bills 6.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 6.1%
U.S. Treasury Bills
03/07/2019	2.300%	2,581,000	2,579,863
04/09/2019	2.420%	1,614,000	1,609,732
04/11/2019	2.390%	4,924,000	4,910,470
04/16/2019	2.420%	4,152,000	4,139,097
04/18/2019	2.280%	1,802,000	1,796,512
07/18/2019	2.440%	927,000	918,395
07/25/2019	2.440%	6,021,000	5,962,423
08/01/2019	2.450%	4,058,000	4,016,482
08/08/2019	2.460%	2,769,000	2,739,249
08/15/2019	2.470%	1,163,000	1,149,932
08/22/2019	2.480%	1,271,000	1,256,092
U.S. Treasury Bills(h)
03/28/2019	2.290%	118,000	117,793
Total			31,196,040
Total Treasury Bills (Cost $31,194,751)			31,196,040

U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/20/2033	4.090%	855,000	858,311
Total U.S. Government & Agency Obligations (Cost $853,130)			858,311

U.S. Treasury Obligations 1.6%

U.S. Treasury
02/15/2022	2.500%	610,000	610,274
01/31/2024	2.500%	510,000	509,688
11/15/2026	2.000%	640,000	611,510
11/15/2028	3.125%	2,155,000	2,229,824
02/15/2038	4.375%	1,025,000	1,247,899
11/15/2042	2.750%	1,315,000	1,243,476
02/15/2043	3.125%	1,475,000	1,487,911
02/15/2049	3.000%	505,000	496,691
Total U.S. Treasury Obligations (Cost $8,491,614)			8,437,273

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(e),(g)	9,192	25,278
Total Information Technology		25,278
Total Warrants (Cost $—)		25,278

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	29

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Options Purchased Calls 0.0%
Value ($)
(Cost $80,566)	109,629

Options Purchased Puts 0.0%

(Cost $204,712)	159,124

Money Market Funds 21.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(p),(q)	109,963,721	109,952,724
Total Money Market Funds (Cost $109,953,134)		109,952,724
Total Investments in Securities (Cost $503,880,555)		502,240,988

Investments in securities sold short

Common Stocks (5.3)%
Issuer	Shares	Value ($)
Communication Services (0.1)%
Entertainment (0.1)%
Walt Disney Co. (The)	(3,268)	(368,761)
Total Communication Services		(368,761)
Consumer Discretionary (0.9)%
Auto Components (0.1)%
Autoliv, Inc.	(7,565)	(618,893)
Superior Industries International, Inc.	(9,269)	(57,375)
Total		(676,268)
Automobiles (0.0)%
Tesla, Inc.(e)	(258)	(82,529)
Diversified Consumer Services (0.3)%
frontdoor, Inc.(e)	(10,352)	(331,264)
ServiceMaster Global Holdings, Inc.(e)	(20,416)	(921,987)
Total		(1,253,251)
Hotels, Restaurants & Leisure (0.1)%
Choice Hotels International, Inc.	(1,643)	(131,177)
Hilton Worldwide Holdings, Inc.	(1,714)	(142,433)
Marriott International, Inc., Class A	(696)	(87,188)
Total		(360,798)
Internet & Direct Marketing Retail (0.4)%
Alibaba Group Holding Ltd., ADR(e)	(11,044)	(2,021,382)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.0)%
Rent-A-Center, Inc.(e)	(8,432)	(156,920)
Total Consumer Discretionary		(4,551,148)
Energy (0.0)%
Oil, Gas & Consumable Fuels (0.0)%
QEP Resources, Inc.(e)	(7,984)	(61,956)
Resolute Energy Corp.(e)	(3,951)	(122,125)
Total		(184,081)
Total Energy		(184,081)
Financials (1.2)%
Banks (1.2)%
BB&T Corp.	(74,066)	(3,775,144)
CenterState Bank Corp.	(2,712)	(71,759)
Chemical Financial Corp.	(51,108)	(2,342,280)
Total		(6,189,183)
Total Financials		(6,189,183)
Industrials (1.6)%
Aerospace & Defense (1.0)%
Harris Corp.	(30,448)	(5,021,789)
Commercial Services & Supplies (0.1)%
LSC Communications, Inc.	(46,901)	(396,783)
Multi-Color Corp.	(1,200)	(59,820)
Total		(456,603)
Machinery (0.3)%
Dover Corp.	(13,686)	(1,238,994)
Greenbrier Companies, Inc. (The)	(1,313)	(54,161)
Total		(1,293,155)
Professional Services (0.0)%
Nielsen Holdings PLC	(7,219)	(189,138)
Road & Rail (0.1)%
CSX Corp.	(8,629)	(627,069)
Trading Companies & Distributors (0.1)%
GATX Corp.	(3,908)	(310,686)
United Rentals, Inc.(e)	(1,880)	(253,029)
Total		(563,715)
Total Industrials		(8,151,469)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (0.9)%
IT Services (0.9)%
First Data Corp., Class A(e)	(2,888)	(72,604)
Fiserv, Inc.(e)	(53,149)	(4,501,189)
Total		(4,573,793)
Total Information Technology		(4,573,793)
Materials (0.6)%
Chemicals (0.1)%
Linde PLC	(4,768)	(826,008)
Metals & Mining (0.5)%
Allegheny Technologies, Inc.(e)	(7,360)	(210,717)
Constellium NV, Class A(e)	(4,792)	(45,332)
Kaiser Aluminum Corp.	(476)	(52,113)
Newmont Mining Corp.	(65,962)	(2,250,623)
Total		(2,558,785)
Total Materials		(3,384,793)
Total Common Stocks (Proceeds $26,735,209)		(27,403,228)
Corporate Bonds & Notes (0.2)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging (0.2)%
Wyndham Destinations, Inc.
03/01/2023	3.900%	(1,002,000)	(974,779)
Total Corporate Bonds & Notes (Proceeds $950,055)			(974,779)

Exchange-Traded Funds (0.4)%
	Shares	Value ($)
Invesco QQQ Trust	(8,112)	(1,404,917)
iShares Russell 2000 Value ETF	(1,128)	(139,782)
Technology Select Sector SPDR Fund	(4,110)	(291,235)
Total Exchange-Traded Funds (Proceeds $1,791,582)		(1,835,934)
Total Investments in Securities Sold Short (Proceeds $29,476,846)		(30,213,941)
Total Investments in Securities, Net of Securities Sold Short		472,027,047
Other Assets & Liabilities, Net		41,157,209
Net Assets		513,184,256

At February 28, 2019, securities and/or cash totaling $70,360,307 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,605,000 AUD	205,540,491 JPY	ANZ Securities	06/19/2019	9,045	—
3,873,684 AUD	2,807,402 USD	ANZ Securities	06/19/2019	55,053	—
153,831 NZD	105,496 USD	ANZ Securities	06/19/2019	515	—
2,335,676 USD	3,245,000 AUD	ANZ Securities	06/19/2019	—	(30,023)
650,000 USD	862,114 CAD	Canadian Imperial Bank of Commerce	06/19/2019	6,800	—
3,622,400 AUD	2,596,727 USD	Citi	03/20/2019	26,443	—
389,600 AUD	275,501 USD	Citi	03/20/2019	—	(941)
520,800 BRL	139,362 USD	Citi	03/20/2019	875	—
938,400 BRL	244,465 USD	Citi	03/20/2019	—	(5,066)
3,300 CAD	2,512 USD	Citi	03/20/2019	3	—
3,003,900 CAD	2,234,215 USD	Citi	03/20/2019	—	(49,406)
1,141,300 CHF	1,159,295 USD	Citi	03/20/2019	13,969	—
281,900 CHF	282,300 USD	Citi	03/20/2019	—	(595)
1,193,872 CLP	1,830 USD	Citi	03/20/2019	10	—
211,023,574 CLP	313,122 USD	Citi	03/20/2019	—	(8,620)
1,797,913 COP	584 USD	Citi	03/20/2019	1	—
505,390,573 COP	156,245 USD	Citi	03/20/2019	—	(7,634)
7,532,401 EUR	8,631,611 USD	Citi	03/20/2019	51,910	—
819,200 EUR	927,780 USD	Citi	03/20/2019	—	(5,321)
781,600 GBP	995,679 USD	Citi	03/20/2019	—	(41,883)
264,000 HKD	33,809 USD	Citi	03/20/2019	158	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	31

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
219,989,799 HUF	782,837 USD	Citi	03/20/2019	—	(10,642)
4,349,572,857 IDR	309,351 USD	Citi	03/20/2019	1,771	—
3,241,640,323 IDR	224,681 USD	Citi	03/20/2019	—	(4,551)
1,327,600 ILS	359,908 USD	Citi	03/20/2019	—	(6,765)
1,112,400 INR	15,812 USD	Citi	03/20/2019	174	—
45,433,005 INR	633,646 USD	Citi	03/20/2019	—	(5,064)
121,293,215 JPY	1,101,756 USD	Citi	03/20/2019	12,141	—
219,485,180 JPY	1,964,868 USD	Citi	03/20/2019	—	(6,837)
1,587,104,191 KRW	1,417,976 USD	Citi	03/20/2019	6,774	—
405,796,996 KRW	360,612 USD	Citi	03/20/2019	—	(209)
7,908,336 MXN	410,967 USD	Citi	03/20/2019	1,872	—
10,202,792 MXN	498,065 USD	Citi	03/20/2019	—	(29,723)
3,608,800 NOK	423,366 USD	Citi	03/20/2019	1,298	—
3,144,400 NOK	364,034 USD	Citi	03/20/2019	—	(3,720)
698,852 NZD	479,586 USD	Citi	03/20/2019	3,504	—
1,044,342 NZD	705,107 USD	Citi	03/20/2019	—	(6,335)
21,978,700 PHP	416,073 USD	Citi	03/20/2019	—	(7,988)
1,384,638 PLN	367,633 USD	Citi	03/20/2019	1,516	—
4,111,114 PLN	1,074,705 USD	Citi	03/20/2019	—	(12,328)
23,922,796 SEK	2,659,019 USD	Citi	03/20/2019	65,434	—
4,110,800 SEK	444,102 USD	Citi	03/20/2019	—	(1,570)
271,200 SGD	200,940 USD	Citi	03/20/2019	294	—
638,000 SGD	466,535 USD	Citi	03/20/2019	—	(5,486)
22,452,000 TWD	733,958 USD	Citi	03/20/2019	4,649	—
3,168,800 TWD	102,821 USD	Citi	03/20/2019	—	(111)
2,706,794 USD	3,770,703 AUD	Citi	03/20/2019	—	(31,282)
126,996 USD	483,668 BRL	Citi	03/20/2019	1,617	—
182,773 USD	680,500 BRL	Citi	03/20/2019	—	(1,820)
1,897,558 USD	2,516,800 CAD	Citi	03/20/2019	15,760	—
387,357 USD	508,000 CAD	Citi	03/20/2019	—	(1,166)
63,491 USD	63,600 CHF	Citi	03/20/2019	334	—
1,595,088 USD	1,571,200 CHF	Citi	03/20/2019	—	(18,347)
304,676 USD	204,180,000 CLP	Citi	03/20/2019	6,632	—
14,485 USD	9,481,600 CLP	Citi	03/20/2019	—	(29)
159,624 USD	508,986,400 COP	Citi	03/20/2019	5,421	—
1,565,452 USD	1,377,427 EUR	Citi	03/20/2019	3,491	—
6,340,310 USD	5,511,275 EUR	Citi	03/20/2019	—	(62,751)
965,703 USD	744,588 GBP	Citi	03/20/2019	22,727	—
7,043 USD	5,298 GBP	Citi	03/20/2019	—	(10)
26,934 USD	211,200 HKD	Citi	03/20/2019	—	(13)
694,453 USD	195,313,200 HUF	Citi	03/20/2019	10,021	—
126,415 USD	34,894,000 HUF	Citi	03/20/2019	—	(556)
443,393 USD	6,436,834,400 IDR	Citi	03/20/2019	11,788	—
185,075 USD	2,604,236,400 IDR	Citi	03/20/2019	—	(916)
251,780 USD	929,600 ILS	Citi	03/20/2019	4,968	—
100,632 USD	363,152 ILS	Citi	03/20/2019	—	(332)
444,998 USD	31,910,400 INR	Citi	03/20/2019	3,607	—
262,189 USD	18,554,000 INR	Citi	03/20/2019	—	(1,352)
2,381,195 USD	266,568,000 JPY	Citi	03/20/2019	13,469	—
813,453 USD	88,042,800 JPY	Citi	03/20/2019	—	(22,537)
238,740 USD	268,844,638 KRW	Citi	03/20/2019	308	—
1,066,175 USD	1,188,690,475 KRW	Citi	03/20/2019	—	(9,229)
502,541 USD	10,118,800 MXN	Citi	03/20/2019	20,901	—
896,546 USD	17,201,600 MXN	Citi	03/20/2019	—	(6,713)
116,660 USD	1,002,267 NOK	Citi	03/20/2019	560	—
575,800 USD	4,880,355 NOK	Citi	03/20/2019	—	(5,016)
265,070 USD	390,300 NZD	Citi	03/20/2019	816	—
945,838 USD	1,374,100 NZD	Citi	03/20/2019	—	(9,754)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
471,942 USD	24,852,800 PHP	Citi	03/20/2019	7,572	—
204,820 USD	775,650 PLN	Citi	03/20/2019	272	—
2,008,761 USD	7,532,350 PLN	Citi	03/20/2019	—	(17,108)
608,195 USD	5,668,479 SEK	Citi	03/20/2019	6,352	—
1,706,106 USD	15,279,520 SEK	Citi	03/20/2019	—	(49,580)
622,682 USD	849,600 SGD	Citi	03/20/2019	5,889	—
111,291 USD	150,000 SGD	Citi	03/20/2019	—	(315)
93,993 USD	2,896,024 TWD	Citi	03/20/2019	79	—
416,788 USD	12,779,460 TWD	Citi	03/20/2019	—	(1,672)
332,630 USD	4,725,200 ZAR	Citi	03/20/2019	1,988	—
1,454,315 USD	19,997,600 ZAR	Citi	03/20/2019	—	(38,174)
9,940,647 ZAR	712,627 USD	Citi	03/20/2019	8,674	—
8,905,200 ZAR	619,534 USD	Citi	03/20/2019	—	(11,093)
1,095,160 AUD	791,377 USD	Citi	06/19/2019	13,239	—
151,720 AUD	107,796 USD	Citi	06/19/2019	—	(5)
573,126 BRL	152,378 USD	Citi	06/19/2019	1,061	—
370,084 BRL	97,515 USD	Citi	06/19/2019	—	(195)
831,375 CAD	630,000 USD	Citi	06/19/2019	—	(3,382)
2,000 CHF	2,030 USD	Citi	06/19/2019	5	—
9,500 CHF	9,593 USD	Citi	06/19/2019	—	(23)
528,095 EUR	607,240 USD	Citi	06/19/2019	1,033	—
2,778,484 EUR	3,183,099 USD	Citi	06/19/2019	—	(6,360)
6,623 GBP	8,842 USD	Citi	06/19/2019	10	—
39,738 GBP	52,166 USD	Citi	06/19/2019	—	(827)
264,000 HKD	33,760 USD	Citi	06/19/2019	21	—
5,108,500 HUF	18,328 USD	Citi	06/19/2019	—	(218)
220,440 ILS	61,479 USD	Citi	06/19/2019	221	—
1,542,500 INR	21,410 USD	Citi	06/19/2019	—	(52)
66,239,380 JPY	607,490 USD	Citi	06/19/2019	8,081	—
955,334,595 KRW	855,398 USD	Citi	06/19/2019	3,688	—
334,603,798 KRW	298,013 USD	Citi	06/19/2019	—	(297)
6,145,734 MXN	315,000 USD	Citi	06/19/2019	1,475	—
276,444 NOK	32,564 USD	Citi	06/19/2019	114	—
2,251,521 NOK	262,532 USD	Citi	06/19/2019	—	(1,761)
1,270,000 PLN	333,077 USD	Citi	06/19/2019	—	(3,704)
1,771,400 SEK	194,259 USD	Citi	06/19/2019	830	—
8,964,100 SEK	970,055 USD	Citi	06/19/2019	—	(8,787)
45,000 SGD	33,278 USD	Citi	06/19/2019	—	(70)
11,263,590 TWD	367,603 USD	Citi	06/19/2019	612	—
1,754,765 TWD	57,145 USD	Citi	06/19/2019	—	(29)
4,384 USD	16,500 BRL	Citi	06/19/2019	—	(28)
13,372 USD	17,600 CAD	Citi	06/19/2019	37	—
408,422 USD	535,053 CAD	Citi	06/19/2019	—	(793)
258,008 USD	255,378 CHF	Citi	06/19/2019	507	—
69,156 USD	68,126 CHF	Citi	06/19/2019	—	(193)
454 USD	298,467 CLP	Citi	06/19/2019	1	—
2,287 USD	1,492,337 CLP	Citi	06/19/2019	—	(13)
4,720 USD	14,695,176 COP	Citi	06/19/2019	27	—
727 USD	2,247,391 COP	Citi	06/19/2019	—	(1)
1,890,024 USD	1,650,000 EUR	Citi	06/19/2019	4,033	—
465,155 USD	402,880 EUR	Citi	06/19/2019	—	(2,684)
10,524 USD	8,000 GBP	Citi	06/19/2019	145	—
151,012 USD	41,842,750 HUF	Citi	06/19/2019	898	—
126,022 USD	1,812,322,024 IDR	Citi	06/19/2019	95	—
432,162 USD	6,150,779,572 IDR	Citi	06/19/2019	—	(4,135)
15,197 USD	54,500 ILS	Citi	06/19/2019	—	(52)
153,725 USD	11,130,152 INR	Citi	06/19/2019	1,134	—
792,883 USD	86,690,078 JPY	Citi	06/19/2019	—	(8,413)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	33

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
320,000 USD	6,335,711 MXN	Citi	06/19/2019	3,217	—
535,991 USD	10,452,414 MXN	Citi	06/19/2019	—	(2,760)
5,503 USD	47,000 NOK	Citi	06/19/2019	14	—
3,004 USD	4,427 NZD	Citi	06/19/2019	18	—
18,251 USD	26,562 NZD	Citi	06/19/2019	—	(124)
207,386 USD	10,881,375 PHP	Citi	06/19/2019	1,192	—
552,842 USD	2,105,391 PLN	Citi	06/19/2019	5,470	—
186,284 USD	701,797 PLN	Citi	06/19/2019	—	(180)
276,490 USD	372,500 SGD	Citi	06/19/2019	—	(439)
43,979 USD	1,345,500 TWD	Citi	06/19/2019	—	(140)
694,587 USD	9,817,808 ZAR	Citi	06/19/2019	—	(7,077)
2,509,000 ZAR	178,529 USD	Citi	06/19/2019	2,832	—
2,190,500 ZAR	152,749 USD	Citi	06/19/2019	—	(644)
2,789,700 CAD	2,106,876 USD	Goldman Sachs	03/15/2019	—	(13,635)
3,353,200 EUR	3,842,495 USD	Goldman Sachs	03/15/2019	24,735	—
2,427,700 EUR	2,749,476 USD	Goldman Sachs	03/15/2019	—	(14,564)
108,100 GBP	143,943 USD	Goldman Sachs	03/15/2019	480	—
1,256,700 GBP	1,636,293 USD	Goldman Sachs	03/15/2019	—	(31,512)
27,497,300 SEK	3,048,328 USD	Goldman Sachs	03/15/2019	68,441	—
1,072,525 USD	1,410,700 CAD	Goldman Sachs	03/15/2019	—	(222)
468,151 USD	409,100 EUR	Goldman Sachs	03/15/2019	—	(2,373)
174,677 USD	133,300 GBP	Goldman Sachs	03/15/2019	2,230	—
2,473,466 USD	22,964,800 SEK	Goldman Sachs	03/15/2019	15,234	—
495,622 USD	4,532,500 SEK	Goldman Sachs	03/15/2019	—	(4,434)
1,227,810 CAD	930,000 USD	Goldman Sachs	06/19/2019	—	(5,404)
101,456 EUR	116,067 USD	Goldman Sachs	06/19/2019	—	(396)
6,236,800 MXN	320,000 USD	Goldman Sachs	06/19/2019	1,829	—
25,544,418 MXN	1,295,000 USD	Goldman Sachs	06/19/2019	—	(8,151)
3,682,854 NZD	2,543,637 USD	Goldman Sachs	06/19/2019	30,318	—
5,652,569 USD	4,938,203 EUR	Goldman Sachs	06/19/2019	16,059	—
1,650,000 EUR	1,893,028 USD	HSBC	06/19/2019	—	(1,028)
312,500 GBP	408,206 USD	HSBC	06/19/2019	—	(8,533)
1,230,241 USD	940,000 GBP	HSBC	06/19/2019	23,309	—
645,000 USD	12,750,650 MXN	HSBC	06/19/2019	5,476	—
5,433,600 AUD	3,895,133 USD	JPMorgan	03/20/2019	39,708	—
584,400 AUD	413,251 USD	JPMorgan	03/20/2019	—	(1,412)
781,200 BRL	209,047 USD	JPMorgan	03/20/2019	1,318	—
1,407,600 BRL	366,697 USD	JPMorgan	03/20/2019	—	(7,600)
3,300 CAD	2,513 USD	JPMorgan	03/20/2019	4	—
4,507,500 CAD	3,353,025 USD	JPMorgan	03/20/2019	—	(73,660)
1,711,950 CHF	1,738,951 USD	JPMorgan	03/20/2019	20,963	—
422,850 CHF	423,478 USD	JPMorgan	03/20/2019	—	(863)
1,790,805 CLP	2,745 USD	JPMorgan	03/20/2019	15	—
316,535,369 CLP	469,689 USD	JPMorgan	03/20/2019	—	(12,924)
2,696,870 COP	876 USD	JPMorgan	03/20/2019	2	—
758,085,859 COP	234,360 USD	JPMorgan	03/20/2019	—	(11,459)
11,298,599 EUR	12,947,397 USD	JPMorgan	03/20/2019	77,850	—
1,228,800 EUR	1,391,641 USD	JPMorgan	03/20/2019	—	(8,010)
1,172,400 GBP	1,493,517 USD	JPMorgan	03/20/2019	—	(62,827)
396,000 HKD	50,713 USD	JPMorgan	03/20/2019	237	—
329,984,698 HUF	1,174,252 USD	JPMorgan	03/20/2019	—	(15,968)
6,524,359,286 IDR	464,026 USD	JPMorgan	03/20/2019	2,656	—
4,862,460,485 IDR	337,021 USD	JPMorgan	03/20/2019	—	(6,828)
1,991,400 ILS	539,862 USD	JPMorgan	03/20/2019	—	(10,148)
1,668,600 INR	23,718 USD	JPMorgan	03/20/2019	261	—
68,149,508 INR	950,468 USD	JPMorgan	03/20/2019	—	(7,597)
181,939,821 JPY	1,652,636 USD	JPMorgan	03/20/2019	18,213	—
329,227,772 JPY	2,947,298 USD	JPMorgan	03/20/2019	—	(10,259)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,380,656,285 KRW	2,126,962 USD	JPMorgan	03/20/2019	10,158	—
608,695,496 KRW	540,918 USD	JPMorgan	03/20/2019	—	(315)
11,862,492 MXN	616,589 USD	JPMorgan	03/20/2019	2,946	—
15,304,208 MXN	747,082 USD	JPMorgan	03/20/2019	—	(44,600)
5,413,200 NOK	635,049 USD	JPMorgan	03/20/2019	1,946	—
4,716,600 NOK	546,105 USD	JPMorgan	03/20/2019	—	(5,527)
1,048,278 NZD	719,378 USD	JPMorgan	03/20/2019	5,255	—
1,566,513 NZD	1,057,660 USD	JPMorgan	03/20/2019	—	(9,503)
32,968,050 PHP	624,109 USD	JPMorgan	03/20/2019	—	(11,982)
2,076,957 PLN	551,449 USD	JPMorgan	03/20/2019	2,274	—
6,166,671 PLN	1,611,571 USD	JPMorgan	03/20/2019	—	(18,979)
35,884,204 SEK	3,988,525 USD	JPMorgan	03/20/2019	98,146	—
6,166,200 SEK	666,092 USD	JPMorgan	03/20/2019	—	(2,416)
406,800 SGD	301,399 USD	JPMorgan	03/20/2019	431	—
957,000 SGD	699,801 USD	JPMorgan	03/20/2019	—	(8,229)
33,678,000 TWD	1,100,936 USD	JPMorgan	03/20/2019	6,972	—
4,753,200 TWD	154,231 USD	JPMorgan	03/20/2019	—	(167)
4,060,197 USD	5,656,053 AUD	JPMorgan	03/20/2019	—	(46,929)
160,974 USD	614,475 BRL	JPMorgan	03/20/2019	2,422	—
303,697 USD	1,131,777 BRL	JPMorgan	03/20/2019	—	(2,745)
2,846,340 USD	3,775,200 CAD	JPMorgan	03/20/2019	23,637	—
581,037 USD	762,000 CAD	JPMorgan	03/20/2019	—	(1,750)
95,237 USD	95,400 CHF	JPMorgan	03/20/2019	500	—
2,392,636 USD	2,356,800 CHF	JPMorgan	03/20/2019	—	(27,523)
457,014 USD	306,270,000 CLP	JPMorgan	03/20/2019	9,947	—
21,728 USD	14,222,400 CLP	JPMorgan	03/20/2019	—	(43)
239,436 USD	763,479,600 COP	JPMorgan	03/20/2019	8,131	—
2,348,630 USD	2,066,137 EUR	JPMorgan	03/20/2019	4,782	—
9,510,477 USD	8,266,913 EUR	JPMorgan	03/20/2019	—	(94,139)
1,448,554 USD	1,116,876 GBP	JPMorgan	03/20/2019	34,083	—
10,561 USD	7,946 GBP	JPMorgan	03/20/2019	—	(12)
40,401 USD	316,800 HKD	JPMorgan	03/20/2019	—	(20)
1,041,680 USD	292,969,800 HUF	JPMorgan	03/20/2019	15,030	—
189,622 USD	52,341,000 HUF	JPMorgan	03/20/2019	—	(834)
665,090 USD	9,655,251,600 IDR	JPMorgan	03/20/2019	17,681	—
277,613 USD	3,906,354,600 IDR	JPMorgan	03/20/2019	—	(1,375)
377,671 USD	1,394,400 ILS	JPMorgan	03/20/2019	7,452	—
150,946 USD	544,728 ILS	JPMorgan	03/20/2019	—	(497)
667,498 USD	47,865,600 INR	JPMorgan	03/20/2019	5,410	—
393,284 USD	27,831,000 INR	JPMorgan	03/20/2019	—	(2,028)
3,571,797 USD	399,852,000 JPY	JPMorgan	03/20/2019	20,200	—
1,220,182 USD	132,064,200 JPY	JPMorgan	03/20/2019	—	(33,807)
358,110 USD	403,266,956 KRW	JPMorgan	03/20/2019	462	—
1,599,264 USD	1,783,035,712 KRW	JPMorgan	03/20/2019	—	(13,846)
753,813 USD	15,178,200 MXN	JPMorgan	03/20/2019	31,351	—
1,344,821 USD	25,802,400 MXN	JPMorgan	03/20/2019	—	(10,071)
175,011 USD	1,503,397 NOK	JPMorgan	03/20/2019	819	—
863,698 USD	7,320,533 NOK	JPMorgan	03/20/2019	—	(7,522)
397,605 USD	585,450 NZD	JPMorgan	03/20/2019	1,224	—
1,418,759 USD	2,061,150 NZD	JPMorgan	03/20/2019	—	(14,632)
707,914 USD	37,279,200 PHP	JPMorgan	03/20/2019	11,357	—
307,230 USD	1,163,475 PLN	JPMorgan	03/20/2019	408	—
3,013,146 USD	11,298,525 PLN	JPMorgan	03/20/2019	—	(25,665)
912,418 USD	8,502,721 SEK	JPMorgan	03/20/2019	9,402	—
2,559,162 USD	22,919,281 SEK	JPMorgan	03/20/2019	—	(74,373)
934,024 USD	1,274,400 SGD	JPMorgan	03/20/2019	8,832	—
166,937 USD	225,000 SGD	JPMorgan	03/20/2019	—	(472)
140,989 USD	4,344,036 TWD	JPMorgan	03/20/2019	118	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	35

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
625,182 USD	19,169,190 TWD	JPMorgan	03/20/2019	—	(2,509)
498,946 USD	7,087,800 ZAR	JPMorgan	03/20/2019	2,981	—
2,181,476 USD	29,996,400 ZAR	JPMorgan	03/20/2019	—	(57,264)
14,910,969 ZAR	1,068,752 USD	JPMorgan	03/20/2019	12,824	—
13,357,800 ZAR	929,407 USD	JPMorgan	03/20/2019	—	(16,533)
455,157 AUD	326,715 USD	JPMorgan	06/19/2019	3,315	—
151,719 AUD	107,795 USD	JPMorgan	06/19/2019	—	(5)
573,126 BRL	152,397 USD	JPMorgan	06/19/2019	1,079	—
370,084 BRL	97,509 USD	JPMorgan	06/19/2019	—	(201)
2,000 CHF	2,030 USD	JPMorgan	06/19/2019	5	—
9,500 CHF	9,593 USD	JPMorgan	06/19/2019	—	(23)
528,093 EUR	607,237 USD	JPMorgan	06/19/2019	1,032	—
1,584,281 EUR	1,814,499 USD	JPMorgan	06/19/2019	—	(4,118)
6,621 GBP	8,841 USD	JPMorgan	06/19/2019	12	—
39,726 GBP	52,171 USD	JPMorgan	06/19/2019	—	(806)
264,000 HKD	33,760 USD	JPMorgan	06/19/2019	21	—
5,108,500 HUF	18,328 USD	JPMorgan	06/19/2019	—	(218)
220,440 ILS	61,470 USD	JPMorgan	06/19/2019	212	—
1,542,500 INR	21,410 USD	JPMorgan	06/19/2019	—	(52)
31,524,500 JPY	287,490 USD	JPMorgan	06/19/2019	2,220	—
955,334,592 KRW	855,397 USD	JPMorgan	06/19/2019	3,687	—
334,603,796 KRW	298,012 USD	JPMorgan	06/19/2019	—	(297)
15,105,916 NOK	1,791,478 USD	JPMorgan	06/19/2019	18,286	—
1,363,332 NOK	159,179 USD	JPMorgan	06/19/2019	—	(855)
1,270,000 PLN	333,077 USD	JPMorgan	06/19/2019	—	(3,705)
1,771,401 SEK	194,259 USD	JPMorgan	06/19/2019	829	—
8,964,100 SEK	969,938 USD	JPMorgan	06/19/2019	—	(8,904)
45,000 SGD	33,278 USD	JPMorgan	06/19/2019	—	(70)
11,263,590 TWD	367,603 USD	JPMorgan	06/19/2019	611	—
1,754,765 TWD	57,145 USD	JPMorgan	06/19/2019	—	(29)
4,384 USD	16,500 BRL	JPMorgan	06/19/2019	—	(28)
13,791 USD	18,150 CAD	JPMorgan	06/19/2019	37	—
2,936 USD	3,850 CAD	JPMorgan	06/19/2019	—	(3)
258,085 USD	255,372 CHF	JPMorgan	06/19/2019	424	—
69,148 USD	68,124 CHF	JPMorgan	06/19/2019	—	(187)
454 USD	298,468 CLP	JPMorgan	06/19/2019	1	—
2,287 USD	1,492,340 CLP	JPMorgan	06/19/2019	—	(13)
4,720 USD	14,695,176 COP	JPMorgan	06/19/2019	27	—
727 USD	2,247,392 COP	JPMorgan	06/19/2019	—	(1)
10,524 USD	8,000 GBP	JPMorgan	06/19/2019	145	—
151,026 USD	41,842,755 HUF	JPMorgan	06/19/2019	884	—
126,023 USD	1,812,322,024 IDR	JPMorgan	06/19/2019	95	—
432,162 USD	6,150,779,571 IDR	JPMorgan	06/19/2019	—	(4,136)
15,197 USD	54,500 ILS	JPMorgan	06/19/2019	—	(52)
153,725 USD	11,130,155 INR	JPMorgan	06/19/2019	1,134	—
472,898 USD	51,871,518 JPY	JPMorgan	06/19/2019	—	(3,506)
535,975 USD	10,452,414 MXN	JPMorgan	06/19/2019	—	(2,744)
5,503 USD	47,000 NOK	JPMorgan	06/19/2019	14	—
3,004 USD	4,428 NZD	JPMorgan	06/19/2019	18	—
18,255 USD	26,568 NZD	JPMorgan	06/19/2019	—	(124)
207,386 USD	10,881,375 PHP	JPMorgan	06/19/2019	1,191	—
552,887 USD	2,105,394 PLN	JPMorgan	06/19/2019	5,426	—
186,284 USD	701,798 PLN	JPMorgan	06/19/2019	—	(180)
276,494 USD	372,500 SGD	JPMorgan	06/19/2019	—	(443)
43,979 USD	1,345,500 TWD	JPMorgan	06/19/2019	—	(140)
694,623 USD	9,817,808 ZAR	JPMorgan	06/19/2019	—	(7,113)
2,509,000 ZAR	178,529 USD	JPMorgan	06/19/2019	2,832	—
2,190,500 ZAR	152,749 USD	JPMorgan	06/19/2019	—	(644)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
186,005 AUD	133,262 USD	Morgan Stanley	06/19/2019	1,101	—
441,320 CAD	337,244 USD	Morgan Stanley	06/19/2019	1,025	—
533,512 CAD	405,067 USD	Morgan Stanley	06/19/2019	—	(1,388)
5,955,944 EUR	6,877,210 USD	Morgan Stanley	06/19/2019	40,304	—
1,151,601 EUR	1,314,390 USD	Morgan Stanley	06/19/2019	—	(7,549)
248,267 USD	325,216 CAD	Morgan Stanley	06/19/2019	—	(501)
1,401,057 CAD	1,062,943 USD	RBC Capital Markets	06/19/2019	—	(4,449)
995,867 USD	1,310,437 CAD	RBC Capital Markets	06/19/2019	2,488	—
50,439 EUR	57,968 USD	Standard Chartered Bank	06/19/2019	68	—
69,021,523 JPY	630,287 USD	Standard Chartered Bank	06/19/2019	5,703	—
470,671 USD	408,660 EUR	Standard Chartered Bank	06/19/2019	—	(1,564)
203,463 CAD	153,925 USD	State Street	06/19/2019	—	(1,083)
2,635,000 EUR	2,997,655 USD	State Street	06/19/2019	—	(27,096)
947,500 GBP	1,231,234 USD	State Street	06/19/2019	—	(32,318)
20,628,839 MXN	1,056,877 USD	State Street	06/19/2019	4,494	—
83,699 USD	72,931 EUR	State Street	06/19/2019	19	—
417,397 USD	320,000 GBP	State Street	06/19/2019	9,344	—
1,402,533 USD	27,647,430 MXN	State Street	06/19/2019	7,903	—
7,084,980 MXN	360,000 USD	TD Securities	06/19/2019	—	(1,443)
Total				1,289,970	(1,566,071)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	86	06/2019	EUR	21,563,425	950	—
3-Month Euro Euribor	8	06/2019	EUR	2,005,900	14	—
3-Month Euro Euribor	12	09/2019	EUR	3,008,400	244	—
3-Month Euro Euribor	21	12/2019	EUR	5,262,863	186	—
3-Month Euro Euribor	31	03/2020	EUR	7,766,275	1,517	—
3-Month Euro Euribor	42	06/2020	EUR	10,517,325	4,967	—
3-Month Euro Euribor	44	09/2020	EUR	11,013,200	7,021	—
3-Month Euro Euribor	17	12/2020	EUR	4,252,975	2,710	—
3-Month Euro Swiss Franc	2	12/2019	CHF	503,450	130	—
90-Day Sterling	326	06/2019	GBP	40,385,288	25,002	—
90-Day Sterling	25	06/2019	GBP	3,097,031	506	—
90-Day Sterling	22	09/2019	GBP	2,723,738	—	(496)
90-Day Sterling	23	12/2019	GBP	2,845,531	—	(1,984)
90-Day Sterling	27	03/2020	GBP	3,339,056	—	(2,845)
90-Day Sterling	29	06/2020	GBP	3,584,581	—	(3,969)
90-Day Sterling	32	09/2020	GBP	3,953,600	—	(4,842)
90-Day Sterling	30	12/2020	GBP	3,705,000	—	(4,864)
Amsterdam Index	22	03/2019	EUR	2,380,488	27,319	—
Amsterdam Index	5	03/2019	EUR	541,020	3,518	—
Australian 10-Year Bond	127	03/2019	AUD	17,146,565	242,578	—
Australian 10-Year Bond	55	03/2019	AUD	7,425,678	78,091	—
Australian 3-Year Bond	178	03/2019	AUD	20,065,645	103,855	—
Australian 3-Year Bond	189	03/2019	AUD	21,305,656	54,318	—
Banker’s Acceptance	8	06/2019	CAD	1,957,900	1,575	—
Banker’s Acceptance	6	09/2019	CAD	1,467,825	1,178	—
Brent Crude	19	03/2019	USD	1,259,890	—	(7,888)
British Pound	31	03/2019	USD	2,572,613	22,427	—
CAC40 Index	27	03/2019	EUR	1,414,530	15,530	—
CAC40 Index	39	03/2019	EUR	2,043,210	14,097	—
Canadian Dollar	90	03/2019	USD	6,851,700	12,348	—
Canadian Government 10-Year Bond	9	06/2019	CAD	1,221,390	—	(3,414)
Canadian Government 10-Year Bond	130	06/2019	CAD	17,642,300	—	(54,659)
Cocoa	8	05/2019	GBP	134,640	—	(5,313)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	37

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	11	05/2019	USD	810,700	—	(3,342)
Copper	7	06/2019	USD	1,139,775	2,329	—
DJIA Mini E	22	03/2019	USD	2,850,430	29,015	—
DJIA Mini E	4	03/2019	USD	518,260	—	(2,192)
Euro CHF 3-Month ICE	1	09/2019	CHF	251,800	—	—
EURO STOXX 50	23	03/2019	EUR	758,540	9,088	—
EURO STOXX 50	2	03/2019	EUR	65,960	295	—
Euro-Bobl	58	03/2019	EUR	7,697,760	28,938	—
Euro-Bobl	2	03/2019	EUR	265,440	—	(516)
Euro-BTP	6	03/2019	EUR	769,440	—	(1,142)
Euro-Bund	59	03/2019	EUR	9,753,290	156,777	—
Euro-Bund	3	03/2019	EUR	495,930	—	(211)
Euro-Buxl 30-Year	16	03/2019	EUR	2,944,640	103,229	—
Euro-Buxl 30-Year	1	03/2019	EUR	184,040	—	(846)
Eurodollar 90-Day	435	06/2019	USD	105,917,063	61,728	—
Eurodollar 90-Day	76	06/2019	USD	18,505,050	5,549	—
Eurodollar 90-Day	47	09/2019	USD	11,443,325	2,180	—
Eurodollar 90-Day	35	12/2019	USD	8,519,000	1,412	—
Eurodollar 90-Day	32	03/2020	USD	7,794,400	1,423	—
Eurodollar 90-Day	39	06/2020	USD	9,504,300	720	—
Eurodollar 90-Day	46	09/2020	USD	11,215,375	1,543	—
Eurodollar 90-Day	54	12/2020	USD	13,165,875	2,793	—
Euro-OAT	63	03/2019	EUR	9,632,700	108,088	—
Euro-Schatz	6	03/2019	EUR	670,890	—	(541)
Euro-Schatz	117	06/2019	EUR	13,078,845	—	(2,518)
FTSE 100 Index	12	03/2019	GBP	849,060	—	(5,026)
FTSE 100 Index	41	03/2019	GBP	2,900,955	—	(30,386)
FTSE/JSE Top 40 Index	4	03/2019	ZAR	1,982,920	1,663	—
FTSE/MIB Index	1	03/2019	EUR	103,275	1,362	—
Gas Oil	20	04/2019	USD	1,241,500	9,303	—
Gas Oil	2	04/2019	USD	124,150	361	—
Gold 100 oz.	31	04/2019	USD	4,079,910	—	(62,836)
Hang Seng Index	7	03/2019	HKD	10,033,100	1,018	—
H-Shares Index	4	03/2019	HKD	2,282,000	—	(3,697)
H-Shares Index	29	03/2019	HKD	16,544,500	—	(15,465)
IBEX 35 Index	8	03/2019	EUR	743,368	8,394	—
IBEX 35 Index	2	03/2019	EUR	185,842	2,168	—
KOSPI 200 Index	6	03/2019	KRW	425,775,000	—	(5,283)
Live Cattle	53	06/2019	USD	2,547,180	45,402	—
Long Gilt	11	06/2019	GBP	1,383,690	—	(21,719)
Long Gilt	73	06/2019	GBP	9,182,670	—	(140,220)
MSCI EAFE Index Future	2	03/2019	USD	186,900	—	(1,205)
MSCI Emerging Markets Index	13	03/2019	USD	680,355	—	(11,768)
MSCI Singapore IX ETS	1	03/2019	SGD	35,980	—	(370)
MSCI Singapore IX ETS	13	03/2019	SGD	467,740	—	(4,622)
MSCI Taiwan Index	4	03/2019	USD	151,320	—	(507)
MSCI Taiwan Index	10	03/2019	USD	378,300	—	(515)
NASDAQ 100 E-mini	11	03/2019	USD	1,562,550	15,881	—
NASDAQ 100 E-mini	11	03/2019	USD	1,562,550	6,264	—
NEW ZEALAND DOLLAR	177	03/2019	USD	12,053,700	—	(149,260)
Nickel	3	06/2019	USD	235,314	997	—
Nickel	2	06/2019	USD	156,876	—	(668)
Nikkei 225	1	03/2019	JPY	21,390,000	—	(1,443)
NY Harbor ULSD	12	03/2019	USD	1,021,759	7,630	—
OMXS30 Index	98	03/2019	SEK	15,405,600	11,369	—
OMXS30 Index	83	03/2019	SEK	13,047,600	5,208	—
Russell 2000 E-mini	29	03/2019	USD	2,284,475	4,963	—
Russell 2000 E-mini	22	03/2019	USD	1,733,050	—	(9,252)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	15	03/2019	USD	2,088,525	12,675	—
S&P 500 E-mini	10	03/2019	USD	1,392,350	—	(2,499)
S&P Mid 400 E-mini	2	03/2019	USD	382,160	—	(2,550)
S&P Mid 400 E-mini	14	03/2019	USD	2,675,120	—	(3,004)
S&P/TSE 60 Index	50	03/2019	CAD	9,524,000	122,503	—
S&P/TSE 60 Index	20	03/2019	CAD	3,809,600	53,664	—
Short Term Euro-BTP	41	03/2019	EUR	4,563,300	41,709	—
Silver	1	05/2019	USD	78,170	—	(1,357)
SPI 200 Index	68	03/2019	AUD	10,453,300	184,668	—
SPI 200 Index	26	03/2019	AUD	3,996,850	74,928	—
U.S. Long Bond	49	06/2019	USD	7,078,969	—	(70,287)
U.S. Treasury 10-Year Note	152	06/2019	USD	18,544,000	—	(78,476)
U.S. Treasury 2-Year Note	199	06/2019	USD	42,226,867	—	(14,943)
U.S. Treasury 5-Year Note	43	06/2019	USD	4,926,188	—	(8,032)
U.S. Treasury 5-Year Note	249	06/2019	USD	28,526,063	—	(54,469)
U.S. Ultra Treasury Bond	36	06/2019	USD	5,745,375	—	(106,421)
Zinc	3	06/2019	USD	208,013	4,311	—
Total					1,751,629	(907,862)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(176)	03/2019	USD	(12,487,200)	95,696	—
Brent Crude	(7)	03/2019	USD	(464,170)	—	(33,057)
British Pound	(34)	03/2019	USD	(2,821,575)	—	(83,235)
Canadian Dollar	(93)	03/2019	USD	(7,080,090)	—	(109,674)
Cocoa	(17)	05/2019	USD	(381,990)	1,133	—
Coffee	(50)	05/2019	USD	(1,845,938)	131,592	—
Copper	(1)	05/2019	USD	(73,700)	—	(1,209)
Copper	(2)	06/2019	USD	(325,650)	—	(6,655)
Corn	(12)	05/2019	USD	(222,450)	7,563	—
Corn	(88)	07/2019	USD	(1,669,800)	46,454	—
Cotton	(43)	05/2019	USD	(1,565,630)	15,131	—
DAX Index	(1)	03/2019	EUR	(288,000)	—	(9,563)
DAX Index	(4)	03/2019	EUR	(1,152,000)	—	(43,346)
Euro FX	(331)	03/2019	USD	(47,140,606)	256,821	—
Euro-Bund	(3)	06/2019	EUR	(488,310)	2,964	—
FTSE/JSE Top 40 Index	(7)	03/2019	ZAR	(3,470,110)	—	(9,485)
FTSE/MIB Index	(1)	03/2019	EUR	(103,275)	—	(11,071)
Hang Seng Index	(2)	03/2019	HKD	(2,866,600)	1,676	—
Japanese Yen	(71)	03/2019	USD	(7,976,406)	77,452	—
Lean Hogs	(10)	04/2019	USD	(223,500)	32,302	—
Natural Gas	(16)	03/2019	USD	(449,920)	—	(29,795)
NY Harbor ULSD Heat Oil	(2)	03/2019	USD	(170,293)	—	(7,693)
Platinum	(4)	04/2019	USD	(175,040)	—	(14,987)
Primary Aluminum	(3)	06/2019	USD	(143,794)	—	(2,896)
Primary Aluminum	(36)	06/2019	USD	(1,725,525)	—	(35,654)
RBOB Gasoline	(17)	03/2019	USD	(1,251,142)	—	(101,065)
Silver	(4)	05/2019	USD	(312,680)	8,669	—
Soybean	(28)	05/2019	USD	(1,274,350)	20,628	—
Soybean	(21)	07/2019	USD	(970,200)	20,282	—
Soybean Meal	(10)	05/2019	USD	(306,000)	5,142	—
Soybean Meal	(36)	07/2019	USD	(1,115,280)	22,695	—
Soybean Oil	(1)	05/2019	USD	(18,150)	—	(32)
Soybean Oil	(22)	07/2019	USD	(403,788)	1,675	—
Sugar #11	(73)	04/2019	USD	(1,044,893)	—	(12,498)
SWISS FRANC	(98)	03/2019	USD	(12,296,550)	9,981	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	39

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	(3)	03/2019	JPY	(48,180,000)	—	(7,248)
TOPIX Index	(28)	03/2019	JPY	(449,680,000)	—	(34,527)
U.S. Treasury Ultra 10-Year Note	(55)	06/2019	USD	(7,119,922)	19,649	—
U.S. Ultra Treasury Bond	(10)	06/2019	USD	(1,595,938)	25,212	—
Wheat	(24)	05/2019	USD	(551,400)	55,859	—
Wheat	(20)	05/2019	USD	(444,500)	39,424	—
Wheat	(75)	07/2019	USD	(1,749,375)	133,082	—
WTI Crude	(30)	03/2019	USD	(1,716,600)	—	(127,277)
Zinc	(2)	06/2019	USD	(138,675)	—	(5,005)
Total					1,031,082	(685,972)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Arconic, Inc.	Goldman Sachs	USD	312,481	169	20.00	03/15/2019	13,690	592
Arconic, Inc.	Goldman Sachs	USD	458,552	248	19.00	04/18/2019	13,336	14,632
Bristol-Myers Squibb Co.	Goldman Sachs	USD	309,960	60	52.50	06/21/2019	11,220	20,400
Bristol-Myers Squibb Co.	Goldman Sachs	USD	61,992	12	55.00	06/21/2019	2,368	3,030
frontdoor, Inc.	Goldman Sachs	USD	342,400	107	32.00	03/15/2019	9,233	11,503
Multi-Color Corp.	Goldman Sachs	USD	59,820	12	50.00	07/19/2019	730	900
Rent-A-Center, Inc	Goldman Sachs	USD	57,691	31	17.00	03/15/2019	3,992	5,503
Rent-A-Center, Inc	Goldman Sachs	USD	50,247	27	18.00	03/15/2019	2,214	2,565
Rent-A-Center, Inc	Goldman Sachs	USD	228,903	123	20.00	06/21/2019	13,867	12,607
ServiceMaster Global Holdings, Inc.	Goldman Sachs	USD	736,108	163	45.00	05/17/2019	9,916	37,897
Total							80,566	109,629

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Celgene Corp.	Goldman Sachs	USD	914,320	110	85.00	06/21/2019	45,104	84,150
Herc Holdings, Inc.	Goldman Sachs	USD	158,400	36	25.00	03/15/2019	2,648	90
Herc Holdings, Inc.	Goldman Sachs	USD	158,400	36	30.00	03/15/2019	6,272	90
LogMeIn, Inc.	Goldman Sachs	USD	285,984	36	75.00	06/21/2019	10,830	12,780
Loxo Oncology, Inc.(f),(g)	Goldman Sachs	USD	2,585,000	110	200.00	03/15/2019	19,603	—
Luxoft Holding, Inc.	Goldman Sachs	USD	2,698,827	463	45.00	07/19/2019	21,376	9,260
Papa John’s International, Inc.	Goldman Sachs	USD	257,889	59	40.00	04/18/2019	15,779	7,227
Red Hat, Inc.	Goldman Sachs	USD	346,940	19	165.00	09/20/2019	6,640	5,273
Spark Therapeutics, Inc.	Goldman Sachs	USD	135,960	12	110.00	04/18/2019	850	930
Twenty-First Century Fox, Inc.	Goldman Sachs	USD	156,333	31	40.00	04/18/2019	1,205	124
Versum Materials, Inc.	Goldman Sachs	USD	303,800	62	40.00	06/21/2019	14,889	4,340
WABCO Holdings, Inc.	Goldman Sachs	USD	275,060	20	130.00	06/21/2019	9,719	11,700
Walt Disney Co. (The)	Goldman Sachs	USD	417,508	37	110.00	03/15/2019	6,886	1,739
Xerox Corp.	Goldman Sachs	USD	763,230	247	22.00	03/15/2019	16,213	6,175
Xerox Corp.	Goldman Sachs	USD	512,940	166	28.00	04/18/2019	10,892	6,806
Zayo Group Holdings, Inc.	Goldman Sachs	USD	153,760	62	25.00	03/15/2019	8,893	7,440
Zayo Group Holdings, Inc.	Goldman Sachs	USD	124,000	50	22.50	03/15/2019	6,913	1,000
Total							204,712	159,124

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Arconic, Inc.	Goldman Sachs	USD	(18,490)	(10)	23.00	3/15/2019	(217)	(10)
Ellie Mae, Inc.	Goldman Sachs	USD	(9,949)	(1)	100.00	4/18/2019	(56)	(75)
Loxo Oncology, Inc.(f),(g)	Goldman Sachs	USD	(1,856,500)	(79)	240.00	3/15/2019	(3,060)	—
Papa John’s International, Inc.	Goldman Sachs	USD	(61,194)	(14)	45.00	3/15/2019	(2,069)	(1,225)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Rent-A-Center, Inc	Goldman Sachs	USD	(3,722)	(2)	20.00	3/15/2019	(48)	(40)
Rent-A-Center, Inc	Goldman Sachs	USD	(3,722)	(2)	19.50	3/15/2019	(68)	(55)
Rent-A-Center, Inc	Goldman Sachs	USD	(3,722)	(2)	19.00	3/15/2019	(98)	(100)
WABCO Holdings, Inc.	Goldman Sachs	USD	(275,060)	(20)	145.00	4/18/2019	(9,343)	(10,300)
Total							(14,959)	(11,805)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Papa John’s International, Inc.	Goldman Sachs	USD	(257,889)	(59)	35.00	04/18/2019	(5,407)	(2,360)
Rent-A-Center, Inc	Goldman Sachs	USD	(66,996)	(36)	15.00	03/15/2019	(633)	(540)
Rent-A-Center, Inc	Goldman Sachs	USD	(18,610)	(10)	15.00	06/21/2019	(292)	(375)
Rent-A-Center, Inc	Goldman Sachs	USD	(18,610)	(10)	16.00	06/21/2019	(492)	(600)
Rent-A-Center, Inc	Goldman Sachs	USD	(18,610)	(10)	17.00	06/21/2019	(792)	(875)
Total							(7,616)	(4,750)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	126,928	5,042	(149)	—	—	4,893	—
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	85,210	4,352	(35)	—	—	4,317	—
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	52,763	2,096	(62)	—	—	2,034	—
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	26,488	1,052	(31)	—	—	1,021	—
Total return on Air Liquide SA	1-week Euribor plus 0.450%	Monthly	Goldman Sachs	10/12/2019	EUR	26,064	1,035	(30)	—	—	1,005	—
Total							13,577	(307)	—	—	13,270	—

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl Jun 19	Barclays	06/2019	EUR	11,620,400	—	—	—	(11,151)
Euro-Bund Jun 19	Barclays	06/2019	EUR	5,371,410	—	—	—	(41,023)
Euro-Buxl 30-Year Jun 19	Barclays	06/2019	EUR	182,560	—	—	—	(888)
Euro-Schatz Jun 19	Barclays	06/2019	EUR	10,172,435	—	—	—	(7,733)
Japanese 10-Year Government Bond Mar 19	Barclays	03/2019	JPY	1,527,400,000	—	—	56,618	—
Long Gilt Jun 19	Barclays	06/2019	GBP	2,138,430	—	—	—	(37,576)
Coffee May 19	Citi	05/2019	USD	(516,863)	—	—	22,100	—
Corn May 19	Citi	05/2019	USD	(1,408,850)	—	—	40,990	—
Cotton May 19	Citi	05/2019	USD	(109,230)	—	—	—	(1,570)
Primary Aluminum Jun 19	Citi	06/2019	USD	(287,588)	—	—	—	(7,275)
Soybean May 19	Citi	05/2019	USD	(318,588)	—	—	5,029	—
Soybean Meal May 19	Citi	05/2019	USD	(489,600)	—	—	8,348	—
Soybean Oil May 19	Citi	05/2019	USD	(127,050)	—	—	3,354	—
Wheat May 19	Citi	05/2019	USD	(344,625)	—	—	6,980	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	41

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
H-Shares Index Mar 19	JPMorgan	03/2019	HKD	20,538,000	—	—	—	(22,120)
Swiss Market Index	JPMorgan	03/2019	CHF	2,237,040	—	—	47,366	—
Total					—	—	190,785	(129,336)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Week Euribor	Euro Interbank Offered Rate	(0.373%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $89,464,905, which represents 17.43% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2019.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $2,143,777, which represents 0.42% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Zero coupon bond.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2019.
(m)	Represents a security purchased on a when-issued basis.
(n)	Principal and interest may not be guaranteed by the government.
(o)	The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	129,624,362	290,375,783	(310,036,424)	109,963,721	(1,084)	1,084	1,411,574	109,952,724
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the consolidated financial statements – Security valuation.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	43

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	28,759,393	—	—	28,759,393
Commercial Mortgage-Backed Securities - Agency	—	14,184,027	—	—	14,184,027
Commercial Mortgage-Backed Securities - Non-Agency	—	8,385,019	—	—	8,385,019
Common Stocks
Communication Services	10,982,177	915,022	392,124	—	12,289,323
Consumer Discretionary	3,563,589	5,627,612	—	—	9,191,201
Consumer Staples	—	474,337	31,764	—	506,101
Energy	67,164	—	—	—	67,164
Financials	6,093,202	—	—	—	6,093,202
Health Care	4,489,021	—	9	—	4,489,030
Industrials	19,513,799	—	—	—	19,513,799
Information Technology	31,415,967	—	1,719,880	—	33,135,847
Materials	2,544,522	1,274,776	—	—	3,819,298
Total Common Stocks	78,669,441	8,291,747	2,143,777	—	89,104,965
Convertible Bonds	—	5,830,474	—	—	5,830,474
Convertible Preferred Stocks
Health Care	—	576,895	—	—	576,895
Industrials	—	405,478	—	—	405,478
Real Estate	—	288,491	—	—	288,491
Utilities	162,475	1,287,166	—	—	1,449,641
Total Convertible Preferred Stocks	162,475	2,558,030	—	—	2,720,505
Corporate Bonds & Notes	—	115,369,954	—	—	115,369,954
Equity Funds	2,353,613	—	—	—	2,353,613
Exchange-Traded Funds	1,084,257	—	—	—	1,084,257
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
44	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Foreign Government Obligations	—	33,446,236	—	—	33,446,236
Municipal Bonds	—	3,427,822	—	—	3,427,822
Preferred Debt	488,245	—	—	—	488,245
Preferred Stocks
Financials	988,407	—	—	—	988,407
Residential Mortgage-Backed Securities - Agency	—	2,422,548	—	—	2,422,548
Residential Mortgage-Backed Securities - Non-Agency	—	42,051,976	—	—	42,051,976
Senior Loans	—	885,168	—	—	885,168
Treasury Bills	31,196,040	—	—	—	31,196,040
U.S. Government & Agency Obligations	—	858,311	—	—	858,311
U.S. Treasury Obligations	8,437,273	—	—	—	8,437,273
Warrants
Information Technology	—	—	25,278	—	25,278
Options Purchased Calls	109,629	—	—	—	109,629
Options Purchased Puts	159,124	—	0*	—	159,124
Money Market Funds	—	—	—	109,952,724	109,952,724
Total Investments in Securities	123,648,504	266,470,705	2,169,055	109,952,724	502,240,988
Investments in Securities Sold Short
Common Stocks
Communication Services	(368,761)	—	—	—	(368,761)
Consumer Discretionary	(4,551,148)	—	—	—	(4,551,148)
Energy	(184,081)	—	—	—	(184,081)
Financials	(6,189,183)	—	—	—	(6,189,183)
Industrials	(8,151,469)	—	—	—	(8,151,469)
Information Technology	(4,573,793)	—	—	—	(4,573,793)
Materials	(3,384,793)	—	—	—	(3,384,793)
Total Common Stocks	(27,403,228)	—	—	—	(27,403,228)
Corporate Bonds & Notes	—	(974,779)	—	—	(974,779)
Exchange-Traded Funds	(1,835,934)	—	—	—	(1,835,934)
Total Investments in Securities Sold Short	(29,239,162)	(974,779)	—	—	(30,213,941)
Total Investments in Securities, Net of Securities Sold Short	94,409,342	265,495,926	2,169,055	109,952,724	472,027,047
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,289,970	—	—	1,289,970
Futures Contracts	2,782,711	—	—	—	2,782,711
Swap Contracts	—	204,055	—	—	204,055
Liability
Forward Foreign Currency Exchange Contracts	—	(1,566,071)	—	—	(1,566,071)
Futures Contracts	(1,593,834)	—	—	—	(1,593,834)
Options Contracts Written	(16,555)	—	0*	—	(16,555)
Swap Contracts	(12,039)	(117,297)	—	—	(129,336)
Total	95,569,625	265,306,583	2,169,055	109,952,724	472,997,987

*	Rounds to zero.
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	45

Consolidated Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
322,722	1,786,855	1,786,855	322,722
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2019 ($)
Common Stocks	7,285,304	–	(7,143,008)	7,609,649	2,053,223	(7,661,391)	–	–	2,143,777
Warrants	43,662	–	–	(18,384)	–	–	–	–	25,278
Options Purchased Puts	–	–	–	(19,603)	19,603	–	–	–	–
Options Written Calls	–	–	–	3,060	(3,060)	–	–	–	–
Total	7,328,966	-	(7,143,008)	7,574,722	2,069,766	(7,661,391)	-	-	2,169,055
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2019 was $(105,854), which is comprised of Common Stocks of $(70,927), Options Purchased Puts of $(19,603), Options Written Calls of $3,060 and Warrants of $(18,384).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and warrants classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer and single market quotation from broker dealers. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
46	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $393,642,143)	$392,019,511
Affiliated issuers (cost $109,953,134)	109,952,724
Options purchased (cost $285,278)	268,753
Cash	35,285
Foreign currency (cost $452,315)	452,969
Cash collateral held at broker for:
Forward foreign currency exchange contracts	380,000
Swap contracts	270,000
Options contracts written	10,000
Other (a)	33,184,361
Margin deposits on:
Futures contracts	9,257,455
Unrealized appreciation on forward foreign currency exchange contracts	1,289,970
Unrealized appreciation on swap contracts	204,055
Receivable for:
Investments sold	1,872,792
Investments sold on a delayed delivery basis	1,791,890
Capital shares sold	338,480
Dividends	311,199
Interest	2,574,839
Foreign tax reclaims	21,759
Variation margin for futures contracts	485,688
Prepaid expenses	1,461
Trustees’ deferred compensation plan	43,822
Other assets	19,340
Total assets	554,786,353
Liabilities
Securities sold short, at value (proceeds $29,476,846)	30,213,941
Option contracts written, at value (premiums received $22,575)	16,555
Unrealized depreciation on forward foreign currency exchange contracts	1,566,071
Unrealized depreciation on swap contracts	129,336
Cash collateral due to broker for:
Swap contracts	210,461
Payable for:
Investments purchased	7,102,429
Investments purchased on a delayed delivery basis	181,956
Capital shares purchased	1,228,682
Dividends and interest on securities sold short	82,085
Variation margin for futures contracts	689,402
Management services fees	15,484
Distribution and/or service fees	8
Transfer agent fees	43,622
Compensation of board members	449
Compensation of chief compliance officer	37
Other expenses	77,757
Trustees’ deferred compensation plan	43,822
Total liabilities	41,602,097
Net assets applicable to outstanding capital stock	$513,184,256
Represented by
Paid in capital	612,619,286
Total distributable earnings (loss) (Note 2)	(99,435,030)
Total - representing net assets applicable to outstanding capital stock	$513,184,256
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	47

Consolidated Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$1,158,282
Shares outstanding	131,609
Net asset value per share	$8.80
Institutional Class
Net assets	$512,025,974
Shares outstanding	58,058,935
Net asset value per share	$8.82

(a)	Includes collateral related to options contracts written, forward foreign currency exchange contracts, swap contracts and securities sold short.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
48	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,199,297
Dividends — affiliated issuers	1,411,574
Interest	6,091,993
Foreign taxes withheld	(25,202)
Total income	11,677,662
Expenses:
Management services fees	2,915,326
Distribution and/or service fees
Class A	1,507
Transfer agent fees
Class A	678
Institutional Class	298,263
Compensation of board members	10,728
Custodian fees	49,080
Printing and postage fees	41,815
Registration fees	24,626
Audit fees	31,249
Legal fees	6,040
Dividends and interest on securities sold short	60,923
Compensation of chief compliance officer	109
Other	15,159
Total expenses	3,455,503
Net investment income	8,222,159
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,192,734)
Investments — affiliated issuers	(1,084)
Foreign currency translations	(6,350)
Forward foreign currency exchange contracts	112,698
Futures contracts	(8,317,483)
Options purchased	(302,085)
Options contracts written	38,654
Securities sold short	315,046
Swap contracts	293,087
Net realized loss	(14,060,251)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,361,102
Investments — affiliated issuers	1,084
Foreign currency translations	51,517
Forward foreign currency exchange contracts	(724,398)
Futures contracts	(4,248,206)
Options purchased	159,925
Options contracts written	(6,055)
Securities sold short	1,008,291
Swap contracts	(460,619)
Net change in unrealized appreciation (depreciation)	(2,857,359)
Net realized and unrealized loss	(16,917,610)
Net decrease in net assets resulting from operations	$(8,695,451)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	49

Consolidated Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$8,222,159	$6,815,482
Net realized gain (loss)	(14,060,251)	1,443,499
Net change in unrealized appreciation (depreciation)	(2,857,359)	(5,016,800)
Net increase (decrease) in net assets resulting from operations	(8,695,451)	3,242,181
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,374)	—
Institutional Class	(7,632,087)	—
Total distributions to shareholders (Note 2)	(7,646,461)	—
Decrease in net assets from capital stock activity	(42,638,416)	(11,270,175)
Total decrease in net assets	(58,980,328)	(8,027,994)
Net assets at beginning of period	572,164,584	580,192,578
Net assets at end of period	$513,184,256	$572,164,584
Excess of distributions over net investment income	$(47,278,417)	$(47,854,115)

	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	675	5,979	—	—
Distributions reinvested	1,647	14,348	—	—
Redemptions	(17,075)	(151,731)	(70,043)	(633,963)
Net decrease	(14,753)	(131,404)	(70,043)	(633,963)
Institutional Class
Subscriptions	3,399,185	30,202,244	10,247,779	93,115,640
Distributions reinvested	875,236	7,632,052	—	—
Redemptions	(9,051,631)	(80,341,308)	(11,423,931)	(103,751,852)
Net decrease	(4,777,210)	(42,507,012)	(1,176,152)	(10,636,212)
Total net decrease	(4,791,963)	(42,638,416)	(1,246,195)	(11,270,175)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
50	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

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Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	51

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$9.05	0.13	(0.27)	(0.14)	(0.11)	—	(0.11)
Year Ended 8/31/2018	$9.03	0.08	(0.06)	0.02	—	—	—
Year Ended 8/31/2017	$9.45	(0.07)	(0.35)	(0.42)	—	—	—
Year Ended 8/31/2016	$10.07	(0.05)	0.10	0.05	(0.67)	—	(0.67)
Year Ended 8/31/2015	$10.88	0.03 (e)	(0.26)	(0.23)	(0.10)	(0.48)	(0.58)
Year Ended 8/31/2014	$10.49	(0.03)	0.67	0.64	(0.13)	(0.12)	(0.25)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$9.08	0.14	(0.27)	(0.13)	(0.13)	—	(0.13)
Year Ended 8/31/2018	$9.03	0.11	(0.06)	0.05	—	—	—
Year Ended 8/31/2017(f)	$9.10	0.02	(0.09)	(0.07)	—	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	2/28/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015	8/31/2014
Class A	0.02%	0.07%	0.28%	0.32%	0.35%	0.31%
Institutional Class	0.02%	0.07%	0.15%	—%	—%	—%

(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.08 per share.
(f)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
52	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$8.80	(1.57%)	1.54% (c),(d)	1.54% (c),(d)	2.85% (c)	114%	$1,158
Year Ended 8/31/2018	$9.05	0.22%	1.59% (d)	1.59% (d)	0.87%	256%	$1,325
Year Ended 8/31/2017	$9.03	(4.44%)	1.75% (d)	1.75% (d)	(0.77%)	444%	$1,953
Year Ended 8/31/2016	$9.45	0.79%	1.80% (d)	1.80% (d)	(0.49%)	289%	$747,476
Year Ended 8/31/2015	$10.07	(2.30%)	1.83% (d)	1.83% (d)	0.27%	304%	$784,940
Year Ended 8/31/2014	$10.88	6.15%	1.79% (d)	1.79% (d)	(0.27%)	246%	$777,811
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$8.82	(1.42%)	1.29% (c),(d)	1.29% (c),(d)	3.09% (c)	114%	$512,026
Year Ended 8/31/2018	$9.08	0.55%	1.34% (d)	1.34% (d)	1.18%	256%	$570,839
Year Ended 8/31/2017(f)	$9.03	(0.77%)	1.45% (c),(d)	1.45% (c),(d)	0.34% (c)	444%	$578,239
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	53

Notes to Consolidated Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2019, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	1.42%	2.66%
Net assets	$7,287,243	$13,652,493
Net investment income (loss)	41,152	78,312
Net realized gain (loss)	(954,379)	(1,910,271)
Net change in unrealized appreciation (depreciation)	(1,105,969)	(1,300,266)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
54	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	55

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
56	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	57

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to manage exposure to commodities markets and to manage exposure to currency markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and increase return on investments, to protect gains, and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
58	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments and cash deposited is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate, to manage long or short exposure to the total return on a reference security index in return for periodic payments based on a fixed or variable interest rate and to obtain synthetic exposure to bond, commodity and equity index futures. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	59

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2019:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	607,266*
Equity risk	Investments, at value — Options Purchased	268,753
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	60,636*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,289,970
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	474,725*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,088,756*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	56,618*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	611,964*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	86,801*
Total		4,545,489

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	215,024*
Equity risk	Options contracts written, at value	16,555
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	22,120*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,566,071
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	342,169*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	577,414*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	98,371*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	459,227*
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	8,845*
Total		3,305,796

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
60	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(3,035,076)	—	—	173,888	(2,861,188)
Equity risk	—	(3,770,865)	38,654	(302,085)	90,698	(3,943,598)
Foreign exchange risk	112,698	(975,439)	—	—	—	(862,741)
Interest rate risk	—	(536,103)	—	—	28,501	(507,602)
Total	112,698	(8,317,483)	38,654	(302,085)	293,087	(8,175,129)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(2,144,781)	—	—	(260,900)	(2,405,681)
Equity risk	—	(2,013,497)	(6,055)	159,925	(1,267)	(1,860,894)
Foreign exchange risk	(724,398)	(381,116)	—	—	—	(1,105,514)
Interest rate risk	—	291,188	—	—	(198,452)	92,736
Total	(724,398)	(4,248,206)	(6,055)	159,925	(460,619)	(5,279,353)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	446,878,083
Futures contracts — short	337,263,710

Derivative instrument	Average value ($)*
Options contracts — purchased	181,308
Options contracts — written	(30,169)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	2,812,089	(3,063,423)
Total return swap contracts	151,544	(89,303)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	61

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly
62	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Consolidated Portfolio of Investments and the collateral is recorded as cash collateral held at broker in the Consolidated Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Consolidated Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	63

Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2019:
	ANZ Securities ($)	Barclays ($)	Canadian Imperial Bank of Commerce ($)	Citi ($)(a)	Citi ($)(a)	Citi ($)(a)	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	HSBC ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)	RBC Capital Markets ($)	Standard Chartered Bank ($)	State Street ($)	TD Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	64,613	-	6,800	371,548	24,504	-	111,120	48,206	28,785	543,765	18,180	42,430	2,488	5,771	21,760	-	1,289,970
Options purchased calls	-	-	-	-	-	-	109,629	-	-	-	-	-	-	-	-	-	109,629
Options purchased puts	-	-	-	-	-	-	159,124	-	-	-	-	-	-	-	-	-	159,124
OTC total return swap contracts (b)	-	-	-	-	-	-	13,270	-	-	-	-	-	-	-	-	-	13,270
OTC total return swap contracts on futures (b)	-	56,618	-	-	-	86,801	-	-	-	47,366	-	-	-	-	-	-	190,785
Total assets	64,613	56,618	6,800	371,548	24,504	86,801	393,143	48,206	28,785	591,131	18,180	42,430	2,488	5,771	21,760	-	1,762,778
Liabilities
Forward foreign currency exchange contracts	30,023	-	-	549,075	14,871	-	66,739	13,952	9,561	804,459	-	9,438	4,449	1,564	60,497	1,443	1,566,071
Options contracts written	-	-	-	-	-	-	16,555	-	-	-	-	-	-	-	-	-	16,555
OTC total return swap contracts on futures (b)	-	98,371	-	-	-	8,845	-	-	-	22,120	-	-	-	-	-	-	129,336
Securities borrowed	-	-	-	-	-	-	30,213,941	-	-	-	-	-	-	-	-	-	30,213,941
Total liabilities	30,023	98,371	-	549,075	14,871	8,845	30,297,235	13,952	9,561	826,579	-	9,438	4,449	1,564	60,497	1,443	31,925,903
Total financial and derivative net assets	34,590	(41,753)	6,800	(177,527)	9,633	77,956	(29,904,092)	34,254	19,224	(235,448)	18,180	32,992	(1,961)	4,207	(38,737)	(1,443)	(30,163,125)
Total collateral received (pledged) (c)	-	-	-	(177,527)	-	70,000	(29,904,092)	-	-	(235,448)	-	-	-	-	-	-	(30,247,067)
Net amount (d)	34,590	(41,753)	6,800	-	9,633	7,956	-	34,254	19,224	-	18,180	32,992	(1,961)	4,207	(38,737)	(1,443)	83,942

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
64	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	65

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
66	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Consolidated Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Consolidated Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 1.10% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, AQR Capital Management, LLC, Manulife Asset Management (US) LLC, TCW Investment Management Company LLC and Water Island Capital, LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	67

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.81%	1.88%
Institutional Class	1.56	1.63
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
68	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
474,381,000	8,799,000	(10,182,000)	(1,383,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	9,364,945	34,461,809	43,826,754
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $462,972,570 and $467,131,461, respectively, for the six months ended February 28, 2019, of which $14,455,869 and $8,433,277, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	69

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
70	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Notes to Consolidated Financial Statements  (continued)
February 28, 2019 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	71

Board Consideration and Approval of Subadvisory
Agreement
On December 13, 2018, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved an amended Subadvisory Agreement (the Amended Subadvisory Agreement) between Columbia Management Investment Advisers, LLC (the Investment Manager) and AQR Capital Management, LLC (the Subadviser) with respect to Multi-Manager Alternative Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met to review and discuss, among themselves and with the management team of the Investment Manager and others, materials provided by the Investment Manager before determining to approve the Amended Subadvisory Agreement.
In connection with their deliberations regarding the Amended Subadvisory Agreement, the Committee and the Board evaluated materials provided by the Investment Manager regarding the Fund and the Amended Subadvisory Agreement and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the Fund’s Management Agreement (the Management Agreement) and existing subadvisory agreement (the Existing Subadvisory Agreement) with the Subadviser with respect to the Fund, with representatives of the Investment Manager at a Committee meeting held on December 12, 2018 and at a Board meeting held on December 13, 2018 and noted that they had considered the continuance of the Existing Subadvisory Agreement at the June 2018 meeting. The Committee and the Board also consulted with Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
In addition, the Committee and the Board considered that the Subadviser manages sleeves of two other funds in the Columbia fund complex and had recently begun managing the assets of an affiliated fund overseen by a separate board pursuant to a separate subadvisory agreement. The Committee and the Board considered representations from management that the Investment Manager and the Subadviser wished to more closely conform the terms of the Fund’s Existing Subadvisory Agreement to the terms of a more recently negotiated separate subadvisory agreement and also considered that the subadvisory fee rate would not change and management’s representation that it did not view the changes to the Existing Subadvisory Agreement to be material.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the Amended Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the Amended Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through December 31, 2019 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Amended Subadvisory Agreement;
•	The subadvisory fees payable by the Investment Manager under the Amended Subadvisory Agreement;
•	Descriptions of various functions performed by the Subadviser under the Amended Subadvisory Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the reputation, regulatory history and resources of the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Subadviser with respect to compliance monitoring services, including an assessment of the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
72	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Subadvisory
Agreement  (continued)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the amended Subadvisory Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Subadviser under the Amended Subadvisory Agreement and the resources dedicated to the Fund and the other Columbia Funds by the Subadviser. The Committee and the Board considered, among other things, the Subadviser’s advisory and supervisory investment professionals (including personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Subadviser’s investment research capabilities.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Subadviser, which included consideration of the Subadviser’s experience with funds using an investment strategy similar to that used by the Subadviser for the Fund. The Board also noted that, based on information provided by the Investment Manager, the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager’s rationale for recommending the approval of the Amended Subadvisory Agreement, and the process for monitoring the Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Amended Subadvisory Agreement supported the approval of the Amended Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support the approval of the Amended Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2017, the Fund’s performance was in the eighty-fifth, ninety-eighth and ninety-fifth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	73

Board Consideration and Approval of Subadvisory
Agreement  (continued)
The Committee and the Board also considered the Subadviser’s performance and reputation generally and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s broader investment mandate. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Subadviser were sufficient, in light of other considerations, to support the approval of the Amended Subadvisory Agreement.
Subadvisory fee rate and other expenses
The Committee and the Board considered the subadvisory fees charged to the Fund under the Amended Subadvisory Agreement, as well as the total expenses incurred by the Fund. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the subadvisory fee rates and expenses of the Fund, in light of other considerations, supported the approval of the Amended Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2017 to profitability levels realized in 2016. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Amended Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Amended Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the two breakpoints in the Amended Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Amended Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a
74	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Subadvisory
Agreement  (continued)
subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Amended Subadvisory Agreement.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the Amended Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Amended Subadvisory Agreement.
Multi-Manager Alternative Strategies Fund | Semiannual Report 2019	75

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
76	Multi-Manager Alternative Strategies Fund | Semiannual Report 2019

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Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR100_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Global Energy and Natural Resources Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Energy and Natural Resources Fund   |  Semiannual Report 2019

Columbia Global Energy and Natural Resources Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Energy and Natural Resources Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Josh Kapp, CFA
Portfolio Manager
Managed Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/28/07	-9.86	-4.42	-2.47	4.87
	Including sales charges		-15.04	-9.91	-3.62	4.25
Advisor Class*		11/08/12	-9.72	-4.15	-2.23	5.14
Class C	Excluding sales charges	09/28/07	-10.16	-5.13	-3.21	4.09
	Including sales charges		-11.05	-6.07	-3.21	4.09
Institutional Class		12/31/92	-9.75	-4.17	-2.24	5.13
Institutional 2 Class*		11/08/12	-9.69	-4.05	-2.08	5.24
Institutional 3 Class*		03/01/17	-9.64	-3.97	-2.16	5.17
Class R*		09/27/10	-9.98	-4.65	-2.72	4.60
Blended Benchmark			-6.70	-1.53	-0.47	7.13
S&P North American Natural Resources Sector Index			-11.82	-2.29	-4.15	5.86
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to August 2013 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Blended Benchmark, a weighted custom composite, established by the Investment Manager, consists of a 60% weighting in the MSCI World Energy Sector Index (Net) and a 40% weighting in the MSCI World Materials Sector Index (Net). The MSCI World Energy Sector Index (Net) is a free float-adjusted market capitalization weighted index that represents the energy segment in global developed market equity performance. The MSCI World Materials Sector Index (Net) is a free float-adjusted market capitalization weighted index that represents the materials segment in global developed-market equity performance.
The S&P North American Natural Resources Sector Index is a modified market capitalization-weighted equity index designed as a benchmark for U.S. traded securities in the natural resources sector. The index includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper and owners of plantations.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Energy Sector Index (Net) and the MSCI World Materials Sector Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
Chevron Corp. (United States)	8.0
Exxon Mobil Corp. (United States)	7.2
Rio Tinto PLC (United Kingdom)	6.3
BP PLC (United Kingdom)	5.6
Royal Dutch Shell PLC, Class A (United Kingdom)	5.4
DowDuPont, Inc. (United States)	4.8
ConocoPhillips Co. (United States)	4.2
Total SA (France)	3.7
Suncor Energy, Inc. (Canada)	2.7
BASF SE (Germany)	2.5
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2019)
Energy	61.7
Materials	38.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2019)
Australia	1.1
Canada	7.2
France	6.0
Germany	3.2
Japan	2.5
Netherlands	0.5
Switzerland	1.0
United Kingdom	17.2
United States(a)	61.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2019, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at February 28, 2019)
Chemicals	21.0
Containers & Packaging	2.6
Diversified Financial Services	2.3
Energy Equipment & Services	3.8
Metals & Mining	13.6
Oil, Gas & Consumable Fuels	55.8
Money Market Funds	0.1
Total	99.2
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	901.40	1,018.25	6.22	6.61	1.32
Advisor Class	1,000.00	1,000.00	902.80	1,019.49	5.05	5.36	1.07
Class C	1,000.00	1,000.00	898.40	1,014.53	9.74	10.34	2.07
Institutional Class	1,000.00	1,000.00	902.50	1,019.49	5.05	5.36	1.07
Institutional 2 Class	1,000.00	1,000.00	903.10	1,020.18	4.39	4.66	0.93
Institutional 3 Class	1,000.00	1,000.00	903.60	1,020.43	4.15	4.41	0.88
Class R	1,000.00	1,000.00	900.20	1,017.01	7.40	7.85	1.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 1.1%
BHP Group Ltd.	80,904	2,136,788
Canada 7.1%
Canadian Natural Resources Ltd.	95,052	2,699,984
First Quantum Minerals Ltd.	137,031	1,571,335
Suncor Energy, Inc.	154,608	5,329,244
TransCanada Corp.	97,056	4,340,397
Total		13,940,960
France 6.0%
Air Liquide SA	19,209	2,395,772
Arkema SA	20,453	2,062,143
Total SA	127,196	7,232,504
Total		11,690,419
Germany 3.2%
BASF SE	63,144	4,811,430
Covestro AG	24,940	1,422,371
Total		6,233,801
Japan 2.5%
Mitsubishi Chemical Holdings Corp.	336,700	2,489,962
Mitsui Chemicals, Inc.	53,400	1,303,046
Teijin Ltd.	63,900	1,073,059
Total		4,866,067
Netherlands 0.5%
LyondellBasell Industries NV, Class A	11,443	978,605
Switzerland 0.9%
Clariant AG, Registered Shares	88,253	1,896,725
United Kingdom 17.1%
BP PLC	1,526,668	10,821,042
Rio Tinto PLC	212,381	12,214,142
Royal Dutch Shell PLC, Class A	333,468	10,391,725
Total		33,426,909
United States 57.3%
Albemarle Corp.	12,075	1,102,327
Alcoa Corp.(a)	37,250	1,098,875
Anadarko Petroleum Corp.	70,520	3,067,620
Avery Dennison Corp.	23,100	2,495,724
Common Stocks (continued)
Issuer	Shares	Value ($)
Baker Hughes, Inc.	96,964	2,557,910
Celanese Corp., Class A	28,844	2,950,453
Chevron Corp.	129,379	15,471,141
Cimarex Energy Co.	29,881	2,148,743
ConocoPhillips Co.	119,687	8,120,763
Continental Resources, Inc.(a)	53,638	2,392,791
Delek U.S. Holdings, Inc.	35,660	1,261,651
Diamondback Energy, Inc.	29,360	3,022,025
DowDuPont, Inc.	175,018	9,316,208
Eastman Chemical Co.	32,906	2,720,997
Exxon Mobil Corp.	176,619	13,958,199
FMC Corp.	44,601	3,991,789
Freeport-McMoRan, Inc.	185,092	2,387,687
Halliburton Co.	103,966	3,190,716
Livent Corp.(a)	37,037	474,074
Marathon Petroleum Corp.	75,437	4,677,848
Noble Energy, Inc.	103,798	2,299,126
Nucor Corp.	30,665	1,857,379
Olympic Steel, Inc.	58,330	1,132,769
Owens-Illinois, Inc.	109,522	2,181,678
Patterson-UTI Energy, Inc.	135,810	1,800,840
PPG Industries, Inc.	19,644	2,199,539
Steel Dynamics, Inc.	102,953	3,842,206
Valero Energy Corp.	47,962	3,911,781
WestRock Co.	10,860	405,947
Williams Companies, Inc. (The)	151,730	4,049,674
WPX Energy, Inc.(a)	174,563	2,154,107
Total		112,242,587
Total Common Stocks (Cost $170,321,830)		187,412,861

Exchange-Traded Funds 2.3%
	Shares	Value ($)
United States 2.3%
VanEck Vectors Gold Miners ETF	201,232	4,475,400
Total Exchange-Traded Funds (Cost $3,533,665)		4,475,400

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Limited Partnerships 1.1%
Issuer	Shares	Value ($)
United States 1.1%
Enterprise Products Partners LP	75,313	2,082,405
Total Limited Partnerships (Cost $2,266,057)		2,082,405

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(b),(c)	231,461	231,438
Total Money Market Funds (Cost $231,438)		231,438
Total Investments in Securities (Cost $176,352,990)		194,202,104
Other Assets & Liabilities, Net		1,621,810
Net Assets		$195,823,914
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	494,066	12,449,975	(12,712,580)	231,461	—	—	19,241	231,438
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,136,788	—	—	2,136,788
Canada	13,940,960	—	—	—	13,940,960
France	—	11,690,419	—	—	11,690,419
Germany	—	6,233,801	—	—	6,233,801
Japan	—	4,866,067	—	—	4,866,067
Netherlands	978,605	—	—	—	978,605
Switzerland	—	1,896,725	—	—	1,896,725
United Kingdom	—	33,426,909	—	—	33,426,909
United States	112,242,587	—	—	—	112,242,587
Total Common Stocks	127,162,152	60,250,709	—	—	187,412,861
Exchange-Traded Funds	4,475,400	—	—	—	4,475,400
Limited Partnerships
United States	2,082,405	—	—	—	2,082,405
Total Limited Partnerships	2,082,405	—	—	—	2,082,405
Money Market Funds	—	—	—	231,438	231,438
Total Investments in Securities	133,719,957	60,250,709	—	231,438	194,202,104
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	7

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $176,121,552)	$193,970,666
Affiliated issuers (cost $231,438)	231,438
Receivable for:
Investments sold	781,493
Capital shares sold	209,769
Dividends	843,919
Foreign tax reclaims	117,453
Prepaid expenses	619
Trustees’ deferred compensation plan	53,883
Other assets	22,477
Total assets	196,231,717
Liabilities
Payable for:
Capital shares purchased	284,199
Management services fees	4,072
Distribution and/or service fees	876
Transfer agent fees	32,972
Compensation of board members	503
Compensation of chief compliance officer	17
Other expenses	31,281
Trustees’ deferred compensation plan	53,883
Total liabilities	407,803
Net assets applicable to outstanding capital stock	$195,823,914
Represented by
Paid in capital	204,814,086
Total distributable earnings (loss) (Note 2)	(8,990,172)
Total - representing net assets applicable to outstanding capital stock	$195,823,914
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$67,677,792
Shares outstanding	3,824,039
Net asset value per share	$17.70
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$18.78
Advisor Class
Net assets	$8,054,034
Shares outstanding	441,622
Net asset value per share	$18.24
Class C
Net assets	$8,677,312
Shares outstanding	519,375
Net asset value per share	$16.71
Institutional Class
Net assets	$69,476,228
Shares outstanding	3,878,267
Net asset value per share	$17.91
Institutional 2 Class
Net assets	$11,167,436
Shares outstanding	609,430
Net asset value per share	$18.32
Institutional 3 Class
Net assets	$18,881,767
Shares outstanding	1,063,363
Net asset value per share	$17.76
Class R
Net assets	$11,889,345
Shares outstanding	676,355
Net asset value per share	$17.58
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,940,622
Dividends — affiliated issuers	19,241
Foreign taxes withheld	(124,894)
Total income	2,834,969
Expenses:
Management services fees	756,187
Distribution and/or service fees
Class A	86,992
Class C	48,939
Class R	30,969
Transfer agent fees
Class A	71,956
Advisor Class	9,700
Class C	10,094
Institutional Class	74,160
Institutional 2 Class	3,374
Institutional 3 Class	886
Class R	12,812
Compensation of board members	8,342
Custodian fees	6,355
Printing and postage fees	21,441
Registration fees	49,582
Audit fees	23,584
Legal fees	2,352
Compensation of chief compliance officer	44
Other	6,933
Total expenses	1,224,702
Net investment income	1,610,267
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(767,090)
Foreign currency translations	17,867
Net realized loss	(749,223)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(24,097,941)
Foreign currency translations	(4,040)
Net change in unrealized appreciation (depreciation)	(24,101,981)
Net realized and unrealized loss	(24,851,204)
Net decrease in net assets resulting from operations	$(23,240,937)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$1,610,267	$4,042,894
Net realized gain (loss)	(749,223)	11,768,475
Net change in unrealized appreciation (depreciation)	(24,101,981)	19,085,916
Net increase (decrease) in net assets resulting from operations	(23,240,937)	34,897,285
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,266,323)
Advisor Class	(202,520)
Class C	(122,129)
Institutional Class	(1,474,379)
Institutional 2 Class	(224,773)
Institutional 3 Class	(414,025)
Class R	(189,261)
Net investment income
Class A		(1,445,024)
Advisor Class		(156,587)
Class C		(151,980)
Institutional Class		(1,793,917)
Institutional 2 Class		(229,536)
Institutional 3 Class		(403,655)
Class K		(98)
Class R		(193,694)
Total distributions to shareholders (Note 2)	(3,893,410)	(4,374,491)
Decrease in net assets from capital stock activity	(9,898,956)	(20,534,140)
Total increase (decrease) in net assets	(37,033,303)	9,988,654
Net assets at beginning of period	232,857,217	222,868,563
Net assets at end of period	$195,823,914	$232,857,217
Undistributed (excess of distributions over) net investment income	$(1,017,310)	$1,265,833
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	247,021	4,342,323	661,572	13,031,482
Distributions reinvested	74,565	1,242,117	75,390	1,416,276
Redemptions	(527,940)	(9,278,735)	(1,076,584)	(21,067,423)
Net decrease	(206,354)	(3,694,295)	(339,622)	(6,619,665)
Advisor Class
Subscriptions	84,974	1,478,750	247,632	5,035,646
Distributions reinvested	10,781	187,570	7,344	141,815
Redemptions	(204,470)	(3,405,371)	(112,516)	(2,281,118)
Net increase (decrease)	(108,715)	(1,739,051)	142,460	2,896,343
Class C
Subscriptions	15,263	252,438	102,273	1,912,046
Distributions reinvested	7,500	113,102	7,877	141,468
Redemptions	(142,980)	(2,342,221)	(242,794)	(4,519,588)
Net decrease	(120,217)	(1,976,681)	(132,644)	(2,466,074)
Institutional Class
Subscriptions	245,586	4,312,637	620,373	12,368,220
Distributions reinvested	83,779	1,433,269	91,583	1,737,180
Redemptions	(596,017)	(10,719,207)	(1,496,768)	(29,448,966)
Net decrease	(266,652)	(4,973,301)	(784,812)	(15,343,566)
Institutional 2 Class
Subscriptions	181,257	3,394,789	198,787	4,061,233
Distributions reinvested	12,810	224,730	11,842	229,492
Redemptions	(128,338)	(2,457,284)	(217,629)	(4,491,709)
Net increase (decrease)	65,729	1,162,235	(7,000)	(200,984)
Institutional 3 Class
Subscriptions	93,428	1,695,749	130,544	2,602,046
Distributions reinvested	24,336	413,968	21,478	403,598
Redemptions	(28,845)	(517,308)	(149,392)	(3,000,245)
Net increase	88,919	1,592,409	2,630	5,399
Class K
Distributions reinvested	—	—	3	59
Redemptions	—	—	(276)	(5,362)
Net decrease	—	—	(273)	(5,303)
Class R
Subscriptions	162,706	2,935,898	405,386	7,851,994
Distributions reinvested	11,647	189,185	10,352	193,694
Redemptions	(192,022)	(3,395,355)	(354,008)	(6,845,978)
Net increase (decrease)	(17,669)	(270,272)	61,730	1,199,710
Total net decrease	(564,959)	(9,898,956)	(1,057,531)	(20,534,140)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

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Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$20.02	0.13	(2.13)	(2.00)	(0.32)	—	(0.32)
Year Ended 8/31/2018	$17.57	0.31	2.48	2.79	(0.34)	—	(0.34)
Year Ended 8/31/2017	$16.77	0.30	0.77	1.07	(0.27)	—	(0.27)
Year Ended 8/31/2016	$15.89	0.32	0.56	0.88	—	—	—
Year Ended 8/31/2015	$24.98	0.29	(7.95)	(7.66)	—	(1.43)	(1.43)
Year Ended 8/31/2014	$21.07	0.26	4.10	4.36	(0.14)	(0.31)	(0.45)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$20.64	0.16	(2.19)	(2.03)	(0.37)	—	(0.37)
Year Ended 8/31/2018	$18.10	0.38	2.54	2.92	(0.38)	—	(0.38)
Year Ended 8/31/2017	$17.26	0.36	0.77	1.13	(0.29)	—	(0.29)
Year Ended 8/31/2016	$16.30	0.37	0.59	0.96	—	—	—
Year Ended 8/31/2015	$25.52	0.34	(8.13)	(7.79)	—	(1.43)	(1.43)
Year Ended 8/31/2014	$21.51	0.35	4.17	4.52	(0.20)	(0.31)	(0.51)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$18.86	0.06	(2.00)	(1.94)	(0.21)	—	(0.21)
Year Ended 8/31/2018	$16.57	0.15	2.34	2.49	(0.20)	—	(0.20)
Year Ended 8/31/2017	$15.89	0.16	0.72	0.88	(0.20)	—	(0.20)
Year Ended 8/31/2016	$15.17	0.20	0.52	0.72	—	—	—
Year Ended 8/31/2015	$24.10	0.14	(7.64)	(7.50)	—	(1.43)	(1.43)
Year Ended 8/31/2014	$20.36	0.08	3.97	4.05	—	(0.31)	(0.31)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$20.28	0.16	(2.16)	(2.00)	(0.37)	—	(0.37)
Year Ended 8/31/2018	$17.79	0.36	2.51	2.87	(0.38)	—	(0.38)
Year Ended 8/31/2017	$16.97	0.35	0.76	1.11	(0.29)	—	(0.29)
Year Ended 8/31/2016	$16.03	0.37	0.57	0.94	—	—	—
Year Ended 8/31/2015	$25.12	0.33	(7.99)	(7.66)	—	(1.43)	(1.43)
Year Ended 8/31/2014	$21.19	0.32	4.12	4.44	(0.20)	(0.31)	(0.51)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$20.75	0.18	(2.21)	(2.03)	(0.40)	—	(0.40)
Year Ended 8/31/2018	$18.20	0.40	2.56	2.96	(0.41)	—	(0.41)
Year Ended 8/31/2017	$17.33	0.40	0.77	1.17	(0.30)	—	(0.30)
Year Ended 8/31/2016	$16.35	0.41	0.57	0.98	—	—	—
Year Ended 8/31/2015	$25.54	0.39	(8.15)	(7.76)	—	(1.43)	(1.43)
Year Ended 8/31/2014	$21.53	0.37	4.19	4.56	(0.24)	(0.31)	(0.55)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$20.13	0.17	(2.13)	(1.96)	(0.41)	—	(0.41)
Year Ended 8/31/2018	$17.66	0.40	2.48	2.88	(0.41)	—	(0.41)
Year Ended 8/31/2017(e)	$18.04	0.23	(0.61) (f)	(0.38)	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$17.70	(9.86%)	1.32% (c)	1.32% (c)	1.49% (c)	8%	$67,678
Year Ended 8/31/2018	$20.02	15.99%	1.30%	1.30% (d)	1.59%	37%	$80,675
Year Ended 8/31/2017	$17.57	6.34%	1.34%	1.34% (d)	1.70%	19%	$76,763
Year Ended 8/31/2016	$16.77	5.54%	1.33%	1.33% (d)	2.06%	45%	$98,566
Year Ended 8/31/2015	$15.89	(31.16%)	1.32%	1.32% (d)	1.48%	51%	$86,133
Year Ended 8/31/2014	$24.98	21.00%	1.30%	1.30% (d)	1.13%	34%	$130,692
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$18.24	(9.72%)	1.07% (c)	1.07% (c)	1.71% (c)	8%	$8,054
Year Ended 8/31/2018	$20.64	16.28%	1.05%	1.05% (d)	1.89%	37%	$11,360
Year Ended 8/31/2017	$18.10	6.52%	1.10%	1.10% (d)	1.98%	19%	$7,383
Year Ended 8/31/2016	$17.26	5.89%	1.09%	1.09% (d)	2.30%	45%	$7,890
Year Ended 8/31/2015	$16.30	(31.00%)	1.07%	1.07% (d)	1.69%	51%	$7,191
Year Ended 8/31/2014	$25.52	21.32%	1.05%	1.05% (d)	1.49%	34%	$12,899
Class C
Six Months Ended 2/28/2019 (Unaudited)	$16.71	(10.16%)	2.07% (c)	2.07% (c)	0.71% (c)	8%	$8,677
Year Ended 8/31/2018	$18.86	15.10%	2.05%	2.05% (d)	0.83%	37%	$12,065
Year Ended 8/31/2017	$16.57	5.52%	2.09%	2.09% (d)	0.96%	19%	$12,796
Year Ended 8/31/2016	$15.89	4.75%	2.09%	2.09% (d)	1.34%	45%	$15,457
Year Ended 8/31/2015	$15.17	(31.66%)	2.07%	2.07% (d)	0.77%	51%	$14,428
Year Ended 8/31/2014	$24.10	20.07%	2.05%	2.05% (d)	0.38%	34%	$16,745
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$17.91	(9.75%)	1.07% (c)	1.07% (c)	1.73% (c)	8%	$69,476
Year Ended 8/31/2018	$20.28	16.29%	1.05%	1.05% (d)	1.83%	37%	$84,078
Year Ended 8/31/2017	$17.79	6.51%	1.10%	1.10% (d)	1.98%	19%	$87,719
Year Ended 8/31/2016	$16.97	5.86%	1.09%	1.09% (d)	2.35%	45%	$92,245
Year Ended 8/31/2015	$16.03	(30.97%)	1.07%	1.07% (d)	1.68%	51%	$98,857
Year Ended 8/31/2014	$25.12	21.29%	1.05%	1.05% (d)	1.36%	34%	$174,759
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$18.32	(9.69%)	0.93% (c)	0.93% (c)	1.93% (c)	8%	$11,167
Year Ended 8/31/2018	$20.75	16.42%	0.92%	0.92%	1.97%	37%	$11,283
Year Ended 8/31/2017	$18.20	6.76%	0.94%	0.94%	2.22%	19%	$10,022
Year Ended 8/31/2016	$17.33	5.99%	0.91%	0.91%	2.53%	45%	$6,558
Year Ended 8/31/2015	$16.35	(30.85%)	0.89%	0.89%	1.97%	51%	$4,978
Year Ended 8/31/2014	$25.54	21.53%	0.87%	0.87%	1.58%	34%	$4,578
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$17.76	(9.64%)	0.88% (c)	0.88% (c)	1.96% (c)	8%	$18,882
Year Ended 8/31/2018	$20.13	16.51%	0.87%	0.87%	2.04%	37%	$19,615
Year Ended 8/31/2017(e)	$17.66	(2.11%)	0.91% (c)	0.91% (c)	2.66% (c)	19%	$17,163
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2019 (Unaudited)	$19.86	0.11	(2.12)	(2.01)	(0.27)	—	(0.27)
Year Ended 8/31/2018	$17.43	0.26	2.46	2.72	(0.29)	—	(0.29)
Year Ended 8/31/2017	$16.66	0.27	0.75	1.02	(0.25)	—	(0.25)
Year Ended 8/31/2016	$15.83	0.29	0.54	0.83	—	—	—
Year Ended 8/31/2015	$24.94	0.25	(7.93)	(7.68)	—	(1.43)	(1.43)
Year Ended 8/31/2014	$21.03	0.21	4.10	4.31	(0.09)	(0.31)	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$17.58	(9.98%)	1.57% (c)	1.57% (c)	1.24% (c)	8%	$11,889
Year Ended 8/31/2018	$19.86	15.71%	1.55%	1.55% (d)	1.35%	37%	$13,780
Year Ended 8/31/2017	$17.43	6.07%	1.60%	1.60% (d)	1.53%	19%	$11,019
Year Ended 8/31/2016	$16.66	5.24%	1.59%	1.59% (d)	1.84%	45%	$7,031
Year Ended 8/31/2015	$15.83	(31.29%)	1.57%	1.57% (d)	1.30%	51%	$3,045
Year Ended 8/31/2014	$24.94	20.73%	1.55%	1.55% (d)	0.90%	34%	$3,131
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	17

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Global Energy and Natural Resources Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
18	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
20	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.58% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.75% of the Fund’s average daily net assets.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Advisor Class	0.21
Class C	0.21
Institutional Class	0.21
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.21
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
22	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	24,005
Class C	371
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.40%	1.42%
Advisor Class	1.15	1.17
Class C	2.15	2.17
Institutional Class	1.15	1.17
Institutional 2 Class	1.01	1.03
Institutional 3 Class	0.96	0.98
Class R	1.65	1.67
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
176,353,000	28,774,000	(10,925,000)	17,849,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	1,097,362	22,568,123	23,665,485
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,169,525 and $27,349,034, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2019.
24	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Energy sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the energy sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, events occurring in nature and local and international politics. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the performance of companies in the energy sector.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Materials sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the materials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Shareholder concentration risk
At February 28, 2019, one unaffiliated shareholder of record owned 11.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Energy and Natural Resources Fund | Semiannual Report 2019	27

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Columbia Global Energy and Natural Resources Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR144_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Columbia Strategic Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2019 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Strategic Income Fund   |  Semiannual Report 2019

Columbia Strategic Income Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Columbia Strategic Income Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Portfolio management
Gene Tannuzzo, CFA
Co-Portfolio Manager
Managed Fund since 2010
Colin Lundgren, CFA
Co-Portfolio Manager
Managed Fund since 2010
Jason Callan
Co-Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended February 28, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/21/77	2.83	2.95	3.61	6.61
	Including sales charges		-2.00	-1.97	2.62	6.10
Advisor Class*		11/08/12	2.83	3.09	3.86	6.76
Class C	Excluding sales charges	07/01/97	2.45	2.19	2.86	5.91
	Including sales charges		1.45	1.20	2.86	5.91
Institutional Class		01/29/99	2.82	3.26	3.89	6.87
Institutional 2 Class*		03/07/11	2.84	3.13	3.95	6.90
Institutional 3 Class*		06/13/13	2.88	3.19	3.97	6.84
Class R*		09/27/10	2.68	2.68	3.37	6.40
Bloomberg Barclays U.S. Aggregate Bond Index			1.99	3.17	2.32	3.71
ICE BofAML US Cash Pay High Yield Constrained Index			2.00	4.27	4.53	11.31
FTSE Non-U.S. World Government Bond (All Maturities) Index- Unhedged			0.85	-3.65	-0.24	2.20
JPMorgan Emerging Markets Bond Index-Global			5.65	2.43	4.76	8.36
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to August 29, 2014 reflects returns achieved pursuant to different principal investment strategies.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The ICE BofAML US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market.
The FTSE Non-U.S. World Government Bond (All Maturities) Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
2	Columbia Strategic Income Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at February 28, 2019)
Asset-Backed Securities — Non-Agency	7.6
Commercial Mortgage-Backed Securities - Non-Agency	4.0
Common Stocks	0.0 (a)
Corporate Bonds & Notes	38.8
Foreign Government Obligations	9.7
Inflation-Indexed Bonds	0.1
Money Market Funds	3.3
Options Purchased Calls	0.0 (a)
Residential Mortgage-Backed Securities - Agency	15.5
Residential Mortgage-Backed Securities - Non-Agency	15.9
Senior Loans	4.4
Treasury Bills	0.5
U.S. Treasury Obligations	0.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at February 28, 2019)
AAA rating	17.4
AA rating	6.0
A rating	5.2
BBB rating	20.4
BB rating	13.5
B rating	18.1
CCC rating	2.6
D rating	0.0 (a)
Not rated	16.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Strategic Income Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,028.30	1,020.13	4.73	4.71	0.94
Advisor Class	1,000.00	1,000.00	1,028.30	1,021.32	3.52	3.51	0.70
Class C	1,000.00	1,000.00	1,024.50	1,016.41	8.48	8.45	1.69
Institutional Class	1,000.00	1,000.00	1,028.20	1,021.37	3.47	3.46	0.69
Institutional 2 Class	1,000.00	1,000.00	1,028.40	1,021.57	3.27	3.26	0.65
Institutional 3 Class	1,000.00	1,000.00	1,028.80	1,021.82	3.02	3.01	0.60
Class R	1,000.00	1,000.00	1,026.80	1,018.89	5.98	5.96	1.19
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 8.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	3.911%	20,750,000	20,144,162
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	9.337%	12,000,000	11,672,484
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	4.237%	11,200,000	10,984,187
ARES XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A3R
3-month USD LIBOR + 1.500% 10/15/2030	4.287%	25,000,000	24,538,525
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% 11/21/2030	4.272%	32,414,000	31,928,795
Babson CLO Ltd.(a),(b)
Series 2015-2A Class B2R
3-month USD LIBOR + 1.590% 10/20/2030	4.351%	38,425,000	37,909,413
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	4.207%	11,725,000	11,464,740
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	10,000,000	10,027,866
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class B
07/25/2024	4.280%	10,560,000	10,558,136
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	10.327%	9,500,000	9,508,028
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	4.334%	23,650,000	23,441,407
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.817%	9,500,000	9,499,497
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	9,665,000	9,278,400
OHA Credit Partners XIV Ltd.(a),(b)
Series 2017-14A Class B
3-month USD LIBOR + 1.500% 01/21/2030	3.950%	24,000,000	23,554,632
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.501%	14,700,000	14,539,902
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	4.211%	18,500,000	18,100,789
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	15,000,000	15,057,284
Series 2018-1A Class C
06/17/2024	4.870%	10,500,000	10,577,130
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	10,000,000	10,054,199
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.487%	14,200,000	14,129,071
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	9.287%	5,000,000	4,885,065
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	25	8,798,158
Series 2016-A Class RIO
01/25/2038	0.000%	20	4,826,009
Series 2016-A Class RPO
01/25/2038	0.000%	20	7,992,298
Series 2016-B Class RC
04/25/2037	0.000%	5	1,377,742
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Voya CLO Ltd.(a),(b)
Series 2017-4A Class B
3-month USD LIBOR + 1.450% 10/15/2030	4.287%	14,400,000	14,096,606
Total Asset-Backed Securities — Non-Agency (Cost $388,276,943)			368,944,525

Commercial Mortgage-Backed Securities - Non-Agency 4.5%

Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2035	4.089%	11,600,000	11,578,529
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	5.439%	21,700,000	21,645,314
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.739%	10,000,000	9,950,342
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	5.389%	18,350,000	18,228,938
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.889%	12,970,000	12,969,891
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.489%	4,000,000	4,012,559
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	9,920,000	8,486,298
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class C
1-month USD LIBOR + 2.050% Floor 2.050% 03/15/2033	4.539%	9,562,500	9,562,303
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% Floor 4.500% 03/15/2033	6.989%	3,600,000	3,604,532
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	28,590,000	26,391,520
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,700,000	9,879,819
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.739%	10,500,000	10,419,378
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%	13,000,000	13,022,156
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	3.989%	10,941,000	10,930,440
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	5.389%	13,795,000	13,745,481
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	6.310%	11,783,000	11,819,286
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $191,964,787)			196,246,786

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Cincinnati Bell, Inc.(h)	300	2,910
Media 0.0%
Cumulus Media, Inc., Class A(h)	9,225	164,297
Tribune Media Co.	1,338	61,856
Tribune Publishing Co.(h)	198	2,388
Total		228,541
Total Communication Services		231,451
Consumer Discretionary 0.0%
Auto Components 0.0%
Delphi Technologies PLC	438	9,553
Total Consumer Discretionary		9,553

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Energy Equipment & Services 0.0%
Fieldwood Energy LLC(h)	8,596	290,833
Total Energy		290,833
Materials 0.0%
Metals & Mining 0.0%
Aleris International, Inc.(h)	3,721	80,931
Total Materials		80,931
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Energy Corp.(h)	21,925	16,422
Total Utilities		16,422
Total Common Stocks (Cost $631,801)		629,190

Corporate Bonds & Notes(i) 43.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.0%
Bombardier, Inc.(a)
12/01/2021	8.750%	1,629,000	1,787,251
01/15/2023	6.125%	888,000	894,397
12/01/2024	7.500%	1,304,000	1,326,599
03/15/2025	7.500%	1,015,000	1,023,640
Bombardier, Inc.(a),(j)
04/15/2027	7.875%	1,158,000	1,149,269
Northrop Grumman Corp.
10/15/2047	4.030%	18,780,000	17,570,512
TransDigm, Inc.
07/15/2024	6.500%	4,172,000	4,213,937
05/15/2025	6.500%	1,074,000	1,069,549
06/15/2026	6.375%	3,652,000	3,550,014
TransDigm, Inc.(a)
03/15/2026	6.250%	7,097,000	7,260,593
03/15/2027	7.500%	2,361,000	2,372,961
Total			42,218,722
Automotive 0.3%
Ford Motor Co.
12/08/2046	5.291%	8,530,000	6,874,865
Ford Motor Credit Co. LLC
11/02/2020	2.343%	8,310,000	8,097,621
Total			14,972,486
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 3.6%
Ally Financial, Inc.
11/01/2031	8.000%	4,229,000	5,221,081
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	2,965,000	3,115,741
Banco Mercantil del Norte SA(a),(k)
Subordinated
10/04/2031	5.750%	4,400,000	4,103,348
Bank of America Corp.(k)
01/20/2028	3.824%	26,390,000	26,260,610
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	3,698,000	3,498,223
Capital One Financial Corp.
01/31/2028	3.800%	11,421,000	10,954,509
Citigroup, Inc.
05/01/2026	3.400%	6,995,000	6,813,843
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	24,010,000	24,072,738
JPMorgan Chase & Co.(k)
12/05/2029	4.452%	30,214,000	31,646,718
Morgan Stanley(k)
01/23/2030	4.431%	9,039,000	9,343,271
Wells Fargo & Co.
10/23/2026	3.000%	17,435,000	16,637,349
Wells Fargo & Co.(k)
05/22/2028	3.584%	13,010,000	12,840,063
Total			154,507,494
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	2,589,000	2,465,153
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	383,000	392,573
Total			2,857,726
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	4,171,000	4,290,724
05/15/2026	5.875%	2,602,000	2,648,095
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	2,207,000	2,278,057
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	4,613,000	4,299,819
Cemex SAB de CV(a)
05/05/2025	6.125%	1,895,000	1,933,798

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Core & Main LP(a)
08/15/2025	6.125%	2,178,000	2,106,557
James Hardie International Finance DAC(a)
01/15/2025	4.750%	798,000	776,287
01/15/2028	5.000%	773,000	719,221
Total			19,052,558
Cable and Satellite 2.6%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	613,000	627,063
02/15/2026	5.750%	3,586,000	3,700,505
05/01/2026	5.500%	80,000	81,710
05/01/2027	5.125%	5,385,000	5,302,071
05/01/2027	5.875%	766,000	787,386
02/01/2028	5.000%	2,860,000	2,755,395
Comcast Corp.
08/15/2047	4.000%	7,413,000	6,898,412
CSC Holdings LLC(a)
12/15/2021	5.125%	1,569,000	1,572,924
07/15/2023	5.375%	4,057,000	4,161,658
10/15/2025	6.625%	404,000	428,143
10/15/2025	10.875%	2,105,000	2,440,962
02/01/2028	5.375%	7,072,000	6,949,520
04/01/2028	7.500%	5,244,000	5,538,645
02/01/2029	6.500%	1,559,000	1,630,719
DISH DBS Corp.
11/15/2024	5.875%	4,222,000	3,557,588
07/01/2026	7.750%	7,864,000	6,810,271
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	2,079,000	2,100,884
Quebecor Media, Inc.
01/15/2023	5.750%	4,930,000	5,114,362
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	612,000	588,465
02/15/2025	6.625%	2,610,000	2,461,055
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	2,316,000	2,363,038
07/15/2026	5.375%	1,521,000	1,527,212
08/01/2027	5.000%	3,030,000	2,962,295
Sky PLC(a)
09/16/2024	3.750%	12,889,000	13,091,937
Unitymedia GmbH(a)
01/15/2025	6.125%	1,264,000	1,309,099
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	6,801,000	6,975,425
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	8,162,000	8,170,113
08/15/2026	5.500%	1,878,000	1,887,206
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	5,305,000	5,021,671
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2027	5.500%	5,961,000	5,741,570
Total			112,557,304
Chemicals 1.1%
Alpha 2 BV(a)
06/01/2023	8.750%	2,125,000	2,040,172
Angus Chemical Co.(a)
02/15/2023	8.750%	2,564,000	2,563,192
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	2,759,000	2,643,202
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	2,475,000	2,462,533
Chemours Co. (The)
05/15/2023	6.625%	797,000	827,404
Elementia SAB de CV(a)
01/15/2025	5.500%	4,705,000	4,555,898
INEOS Group Holdings SA(a)
08/01/2024	5.625%	2,104,000	2,036,045
Koppers, Inc.(a)
02/15/2025	6.000%	491,000	430,084
LYB International Finance BV
03/15/2044	4.875%	4,790,000	4,503,084
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	1,363,000	1,340,317
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	5,877,000	5,947,812
PQ Corp.(a)
11/15/2022	6.750%	5,633,000	5,856,326
12/15/2025	5.750%	2,815,000	2,725,286
Sasol Financing International Ltd.
11/14/2022	4.500%	2,166,000	2,159,905
Sasol Financing USA LLC
03/27/2024	5.875%	2,968,000	3,074,314
SPCM SA(a)
09/15/2025	4.875%	1,262,000	1,237,862
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	4,311,000	4,298,658
Total			48,702,094
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	2,917,000	2,891,380
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	627,000	639,396

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
07/15/2025	5.500%	1,376,000	1,406,206
09/15/2026	5.875%	3,303,000	3,376,835
12/15/2026	6.500%	2,510,000	2,620,430
Total			10,934,247
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	2,672,000	2,655,930
12/01/2022	7.875%	4,695,000	4,671,215
09/01/2023	7.625%	1,055,000	928,970
frontdoor, Inc.(a)
08/15/2026	6.750%	808,000	821,481
Total			9,077,596
Consumer Products 0.4%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	882,000	889,369
01/15/2027	7.750%	1,180,000	1,256,728
Mattel, Inc.(a)
12/31/2025	6.750%	2,103,000	2,072,725
Prestige Brands, Inc.(a)
03/01/2024	6.375%	4,790,000	4,814,501
Resideo Funding, Inc.(a)
11/01/2026	6.125%	429,000	439,773
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	2,204,000	2,281,804
Spectrum Brands, Inc.
07/15/2025	5.750%	4,159,000	4,069,914
Valvoline, Inc.
07/15/2024	5.500%	885,000	887,764
08/15/2025	4.375%	2,603,000	2,471,325
Total			19,183,903
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	629,000	643,304
CFX Escrow Corp.(a)
02/15/2024	6.000%	563,000	582,430
02/15/2026	6.375%	675,000	703,544
Gates Global LLC/Co.(a)
07/15/2022	6.000%	1,407,000	1,411,443
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	532,000	545,412
TriMas Corp.(a)
10/15/2025	4.875%	1,265,000	1,243,724
United Technologies Corp.
11/16/2028	4.125%	5,700,000	5,776,768
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.
06/15/2024	5.375%	852,000	855,884
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,862,000	1,979,006
Total			13,741,515
Electric 4.9%
AES Corp. (The)
03/15/2023	4.500%	549,000	552,928
05/15/2023	4.875%	1,340,000	1,354,992
05/15/2026	6.000%	2,171,000	2,287,858
09/01/2027	5.125%	1,783,000	1,835,681
Calpine Corp.
01/15/2025	5.750%	1,601,000	1,532,957
Calpine Corp.(a)
06/01/2026	5.250%	1,333,000	1,306,371
Clearway Energy Operating LLC
08/15/2024	5.375%	4,194,000	4,119,301
09/15/2026	5.000%	3,374,000	3,148,485
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	860,000	845,029
CMS Energy Corp.
03/01/2024	3.875%	7,500,000	7,568,572
02/15/2027	2.950%	5,675,000	5,292,522
03/31/2043	4.700%	6,629,000	6,756,867
DTE Energy Co.
06/01/2024	3.500%	6,660,000	6,616,843
10/01/2026	2.850%	27,095,000	25,141,803
Duke Energy Carolinas LLC
03/15/2046	3.875%	1,600,000	1,537,856
Duke Energy Corp.
10/15/2023	3.950%	9,115,000	9,338,509
09/01/2026	2.650%	725,000	675,087
08/15/2027	3.150%	8,276,000	7,926,538
09/01/2046	3.750%	9,273,000	8,289,988
Emera U.S. Finance LP
06/15/2046	4.750%	15,730,000	15,379,488
Energuate Trust(a)
05/03/2027	5.875%	5,000,000	4,785,000
Indiana Michigan Power Co.
07/01/2047	3.750%	7,010,000	6,377,992
Light Servicos de Eletricidade SA/Energia SA(a)
05/03/2023	7.250%	5,200,000	5,279,742
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	7,429,000	7,074,132
NRG Energy, Inc.
05/15/2026	7.250%	1,696,000	1,835,150
01/15/2027	6.625%	3,130,000	3,333,312

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	3,103,000	3,158,702
PPL Capital Funding, Inc.
03/15/2024	3.950%	7,750,000	7,788,262
Progress Energy, Inc.
04/01/2022	3.150%	8,094,000	8,064,012
Southern Co. (The)
07/01/2046	4.400%	19,385,000	18,621,502
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	3,697,000	3,512,546
Vistra Energy Corp.
11/01/2024	7.625%	1,643,000	1,747,350
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	887,000	917,803
02/15/2027	5.625%	3,017,000	3,107,646
WEC Energy Group, Inc.
06/15/2025	3.550%	4,810,000	4,820,986
Xcel Energy, Inc.
12/01/2026	3.350%	4,600,000	4,503,253
06/15/2028	4.000%	14,060,000	14,393,559
Total			210,828,624
Environmental 0.0%
GFL Environmental, Inc.(a)
03/01/2023	5.375%	320,000	301,894
Finance Companies 1.6%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	2,394,000	2,462,780
10/01/2023	5.125%	3,899,000	3,951,114
Avolon Holdings Funding Ltd.(a),(j)
05/15/2024	5.250%	1,311,000	1,341,208
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,440,000	9,276,414
11/15/2035	4.418%	26,545,000	23,971,675
iStar, Inc.
04/01/2022	6.000%	2,394,000	2,393,540
Navient Corp.
03/25/2021	5.875%	913,000	935,883
01/25/2022	7.250%	1,039,000	1,093,938
06/15/2022	6.500%	1,411,000	1,452,461
01/25/2023	5.500%	1,000,000	987,397
03/25/2024	6.125%	2,204,000	2,154,245
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	263,000	269,093
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	2,955,000	2,647,160
Quicken Loans, Inc.(a)
05/01/2025	5.750%	6,581,000	6,505,292
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2023	5.625%	1,892,000	1,920,843
03/15/2024	6.125%	3,299,000	3,334,847
03/15/2025	6.875%	2,004,000	2,052,998
03/15/2026	7.125%	608,000	615,565
Total			67,366,453
Food and Beverage 3.1%
Anheuser-Busch InBev Worldwide, Inc.(a)
02/01/2046	4.900%	25,117,000	24,101,595
Anheuser-Busch InBev Worldwide, Inc.
01/23/2059	5.800%	19,200,000	20,480,966
Aramark Services, Inc.
01/15/2024	5.125%	799,000	818,655
B&G Foods, Inc.
06/01/2021	4.625%	1,814,000	1,813,949
04/01/2025	5.250%	3,003,000	2,867,219
Bacardi Ltd.(a)
05/15/2048	5.300%	26,230,000	23,658,647
Conagra Brands, Inc.
11/01/2048	5.400%	10,455,000	9,802,493
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	3,586,000	2,924,968
Kraft Heinz Foods Co.
06/01/2046	4.375%	31,674,000	26,247,864
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	727,000	730,631
11/01/2026	4.875%	3,211,000	3,219,789
Molson Coors Brewing Co.
07/15/2046	4.200%	10,982,000	9,304,906
Post Holdings, Inc.(a)
03/01/2025	5.500%	742,000	745,281
08/15/2026	5.000%	3,107,000	2,990,360
03/01/2027	5.750%	5,851,000	5,791,946
01/15/2028	5.625%	1,161,000	1,126,553
Total			136,625,822
Gaming 1.0%
Boyd Gaming Corp.
04/01/2026	6.375%	2,785,000	2,903,886
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,064,000	1,009,597
Eldorado Resorts, Inc.
04/01/2025	6.000%	4,115,000	4,187,440
Eldorado Resorts, Inc.(a)
09/15/2026	6.000%	1,304,000	1,326,635

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Game Technology PLC(a)
02/15/2022	6.250%	1,298,000	1,361,485
02/15/2025	6.500%	3,062,000	3,258,865
01/15/2027	6.250%	1,312,000	1,365,495
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	2,230,000	2,297,194
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	899,000	930,309
09/01/2026	4.500%	3,056,000	2,926,423
01/15/2028	4.500%	1,287,000	1,206,461
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	1,530,000	1,565,176
MGM Resorts International
12/15/2021	6.625%	2,043,000	2,178,555
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,446,000	1,381,656
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	2,940,000	2,956,373
Scientific Games International, Inc.
12/01/2022	10.000%	3,541,000	3,729,020
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,902,000	5,714,924
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	1,766,000	1,805,285
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	2,695,000	2,683,107
Total			44,787,886
Health Care 3.1%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	2,077,000	2,077,289
Avantor, Inc.(a)
10/01/2025	9.000%	3,915,000	4,194,449
Becton Dickinson and Co.
06/06/2027	3.700%	26,720,000	25,941,486
Cardinal Health, Inc.
06/15/2047	4.368%	14,400,000	12,429,029
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	3,618,000	3,529,330
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,779,000	1,851,686
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	1,937,000	1,864,161
CVS Health Corp.
06/01/2026	2.875%	8,285,000	7,711,860
03/25/2048	5.050%	13,740,000	13,617,563
DaVita, Inc.
08/15/2022	5.750%	1,747,000	1,783,165
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Halfmoon Parent, Inc.(a)
12/15/2048	4.900%	17,310,000	17,129,855
HCA, Inc.
02/15/2020	6.500%	1,416,000	1,458,248
02/15/2022	7.500%	3,328,000	3,651,844
09/01/2028	5.625%	1,375,000	1,423,316
02/01/2029	5.875%	1,375,000	1,439,680
Hologic, Inc.(a)
10/15/2025	4.375%	2,189,000	2,156,088
02/01/2028	4.625%	2,416,000	2,342,701
IQVIA, Inc.(a)
05/15/2023	4.875%	1,351,000	1,384,529
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	3,986,000	3,996,260
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	1,261,000	1,246,347
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	3,679,000	3,721,496
Teleflex, Inc.
06/01/2026	4.875%	539,000	546,313
11/15/2027	4.625%	1,903,000	1,885,921
Tenet Healthcare Corp.
04/01/2022	8.125%	1,737,000	1,854,602
06/15/2023	6.750%	761,000	779,911
07/15/2024	4.625%	3,428,000	3,417,856
05/01/2025	5.125%	1,317,000	1,306,035
08/01/2025	7.000%	2,667,000	2,673,390
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	2,554,000	2,633,154
Universal Health Services, Inc.(a)
06/01/2026	5.000%	3,040,000	3,072,105
Total			133,119,669
Healthcare Insurance 0.3%
Centene Corp.
01/15/2025	4.750%	2,202,000	2,222,624
Centene Corp.(a)
06/01/2026	5.375%	4,546,000	4,715,484
WellCare Health Plans, Inc.
04/01/2025	5.250%	4,087,000	4,172,095
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	3,154,000	3,242,019
Total			14,352,222
Home Construction 0.2%
Lennar Corp.
11/15/2024	5.875%	1,191,000	1,255,052
06/01/2026	5.250%	2,550,000	2,562,837
06/15/2027	5.000%	971,000	951,667

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
04/01/2022	7.000%	673,000	717,456
06/06/2027	5.125%	2,223,000	2,056,802
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	1,265,000	1,265,238
03/01/2024	5.625%	695,000	687,630
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	137,000	134,301
Total			9,630,983
Independent Energy 1.7%
Callon Petroleum Co.
10/01/2024	6.125%	1,307,000	1,328,716
07/01/2026	6.375%	3,448,000	3,467,416
Canadian Natural Resources Ltd.
06/01/2047	4.950%	1,165,000	1,211,862
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,673,000	3,622,133
Centennial Resource Production LLC(a)
01/15/2026	5.375%	1,776,000	1,692,967
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	858,000	554,966
Chesapeake Energy Corp.
10/01/2026	7.500%	2,570,000	2,536,749
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	6,182,000	5,993,282
Diamondback Energy, Inc.
05/31/2025	5.375%	933,000	965,291
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	2,514,000	2,679,112
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	1,218,000	1,090,523
02/01/2026	5.625%	517,000	435,743
Gran Tierra Energy International Holdings Ltd.(a)
02/15/2025	6.250%	1,550,000	1,472,500
Halcon Resources Corp.
02/15/2025	6.750%	3,259,000	2,452,349
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	1,369,000	1,193,267
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	2,143,000	2,168,487
Laredo Petroleum, Inc.
03/15/2023	6.250%	506,000	473,331
Matador Resources Co.
09/15/2026	5.875%	2,497,000	2,492,830
MEG Energy Corp.(a)
01/15/2025	6.500%	2,185,000	2,158,727
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2043	5.250%		2,725,000	2,601,413
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%		1,271,000	1,307,481
08/15/2025	5.250%		2,621,000	2,595,314
10/15/2027	5.625%		5,307,000	5,254,657
QEP Resources, Inc.
03/01/2026	5.625%		3,419,000	3,209,049
SM Energy Co.
06/01/2025	5.625%		642,000	603,480
09/15/2026	6.750%		3,345,000	3,209,731
01/15/2027	6.625%		3,062,000	2,919,614
Tullow Oil PLC(a)
03/01/2025	7.000%		6,950,000	6,886,116
WPX Energy, Inc.
01/15/2022	6.000%		1,014,000	1,049,549
09/15/2024	5.250%		2,400,000	2,402,441
06/01/2026	5.750%		4,393,000	4,431,434
Total				74,460,530
Integrated Energy 0.2%
Cenovus Energy, Inc.
09/15/2043	5.200%		4,525,000	4,122,184
Lukoil International Finance BV(a)
04/24/2023	4.563%		2,166,000	2,174,389
Total				6,296,573
Leisure 0.1%
AMC Entertainment, Inc.
02/15/2022	5.875%		923,000	931,838
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%		1,267,000	1,355,856
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%		1,163,000	1,156,790
03/15/2026	5.625%		724,000	740,417
Viking Cruises Ltd.(a)
09/15/2027	5.875%		2,047,000	1,971,932
Total				6,156,833
Life Insurance 2.6%
Assicurazioni Generali SpA(a),(k)
Subordinated
06/08/2048	5.000%	EUR	17,300,000	20,646,459
Brighthouse Financial, Inc.
06/22/2047	4.700%		7,770,000	6,160,748
Five Corners Funding Trust(a)
11/15/2023	4.419%		22,756,000	23,705,585

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	9,685,000	9,813,074
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	6,700,000	6,781,063
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	6,300,000	5,823,701
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	22,118,000	21,983,324
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	9,550,000	10,209,284
05/15/2047	4.270%	2,961,000	2,909,982
Voya Financial, Inc.
06/15/2046	4.800%	5,875,000	5,811,274
Total			113,844,494
Lodging 0.2%
Grupo Posadas SAB de CV(a)
06/30/2022	7.875%	6,050,000	6,125,873
Hilton Domestic Operating Co., Inc.(a)
05/01/2026	5.125%	1,139,000	1,144,724
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	419,000	433,411
Total			7,704,008
Media and Entertainment 0.6%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	4,372,000	4,584,768
Discovery Communications LLC
09/20/2047	5.200%	1,600,000	1,506,822
Match Group, Inc.
06/01/2024	6.375%	1,949,000	2,056,522
Netflix, Inc.
02/15/2025	5.875%	1,129,000	1,199,409
04/15/2028	4.875%	4,534,000	4,423,398
Netflix, Inc.(a)
11/15/2028	5.875%	3,566,000	3,708,472
05/15/2029	6.375%	3,116,000	3,314,776
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	5,331,000	5,466,562
Total			26,260,729
Metals and Mining 0.8%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	876,000	929,042
09/30/2026	7.000%	694,000	746,035
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	3,058,000	3,168,207
Constellium NV(a)
03/01/2025	6.625%	1,472,000	1,483,655
02/15/2026	5.875%	4,954,000	4,826,578
Freeport-McMoRan, Inc.
11/14/2024	4.550%	956,000	946,717
03/15/2043	5.450%	6,049,000	5,320,241
Geo Coal International Pte Ltd.(a)
10/04/2022	8.000%	6,494,000	5,665,768
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	574,000	576,077
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	1,174,000	1,211,680
01/15/2025	7.625%	3,426,000	3,564,417
Indo Energy Finance II BV(a)
01/24/2023	6.375%	900,000	895,704
Novelis Corp.(a)
08/15/2024	6.250%	910,000	915,351
09/30/2026	5.875%	4,288,000	4,171,289
Teck Resources Ltd.
07/15/2041	6.250%	1,533,000	1,600,247
Total			36,021,008
Midstream 3.1%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	2,082,000	2,097,709
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	1,793,000	1,829,366
Cheniere Energy Partners LP(a)
10/01/2026	5.625%	2,322,000	2,361,876
DCP Midstream Operating LP
07/15/2025	5.375%	638,000	662,997
04/01/2044	5.600%	8,085,000	7,492,248
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	1,539,000	1,477,689
Energy Transfer Equity LP
03/15/2023	4.250%	1,499,000	1,518,310
Enterprise Products Operating LLC
02/15/2045	5.100%	6,635,000	6,952,438
05/15/2046	4.900%	3,310,000	3,405,722
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	3,977,000	4,079,468
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	20,248,000	19,597,108
Kinder Morgan, Inc.
02/15/2046	5.050%	3,090,000	3,049,938

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	5,970,000	5,487,158
NGPL PipeCo LLC(a)
08/15/2022	4.375%	683,000	693,078
12/15/2037	7.768%	5,767,000	6,899,160
NuStar Logistics LP
04/28/2027	5.625%	2,219,000	2,251,051
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	21,154,000	18,825,199
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	913,000	978,046
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	2,320,000	2,270,034
Star Energy Geothermal Wayang Windu Ltd.(a)
04/24/2033	6.750%	6,684,400	6,569,970
Sunoco LP/Finance Corp.
01/15/2023	4.875%	732,000	744,716
02/15/2026	5.500%	2,023,000	2,008,115
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	459,000	466,452
01/15/2028	5.500%	2,091,000	2,085,078
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,654,000	2,669,876
01/15/2028	5.000%	9,572,000	9,296,805
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	482,000	509,794
01/15/2029	6.875%	1,287,000	1,371,719
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,330,000	2,149,744
Williams Companies, Inc. (The)
09/15/2045	5.100%	13,674,000	13,551,768
Total			133,352,632
Natural Gas 0.7%
NiSource, Inc.
02/15/2043	5.250%	3,565,000	3,780,080
05/15/2047	4.375%	9,098,000	8,799,613
Sempra Energy
06/15/2024	3.550%	6,059,000	5,930,258
06/15/2027	3.250%	10,850,000	10,131,329
Total			28,641,280
Oil Field Services 0.3%
Apergy Corp.
05/01/2026	6.375%	2,495,000	2,488,890
Calfrac Holdings LP(a)
06/15/2026	8.500%	1,154,000	859,108
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
02/01/2025	5.750%	3,337,000	2,955,377
Rowan Companies, Inc.
01/15/2024	4.750%	1,109,000	892,745
SESI LLC
09/15/2024	7.750%	2,127,000	1,822,165
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	1,099,980	1,117,157
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	775,000	796,581
Weatherford International Ltd.
06/15/2021	7.750%	1,526,000	1,361,612
02/15/2024	9.875%	82,000	59,172
Total			12,352,807
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	3,148,000	3,062,204
WeWork Companies, Inc.(a)
05/01/2025	7.875%	1,090,000	1,010,291
Total			4,072,495
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	1,043,000	1,061,096
03/15/2027	5.375%	4,505,000	4,596,533
Total			5,657,629
Packaging 0.7%
ARD Finance SA PIK
09/15/2023	7.125%	1,208,000	1,211,752
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	2,310,000	2,328,554
05/15/2024	7.250%	2,355,000	2,450,133
02/15/2025	6.000%	5,086,000	5,006,480
Berry Global, Inc.
07/15/2023	5.125%	4,020,000	4,027,385
BWAY Holding Co.(a)
04/15/2024	5.500%	2,333,000	2,295,943
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	1,435,000	1,375,770
Novolex (a)
01/15/2025	6.875%	654,000	617,238
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,527,000	1,607,158
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	5,964,858	5,979,794

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,299,000	2,298,611
07/15/2024	7.000%	3,073,000	3,141,851
Total			32,340,669
Pharmaceuticals 1.0%
AbbVie, Inc.
11/14/2048	4.875%	8,010,000	7,539,044
Allergan Funding SCS
06/15/2044	4.850%	4,120,000	3,803,885
Amgen, Inc.
06/15/2051	4.663%	7,245,000	6,935,820
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	2,472,000	2,475,772
05/15/2023	5.875%	5,582,000	5,565,259
03/15/2024	7.000%	881,000	928,070
04/15/2025	6.125%	1,504,000	1,446,398
11/01/2025	5.500%	1,973,000	1,990,299
04/01/2026	9.250%	3,605,000	3,882,863
Bausch Health Companies, Inc.(a),(l)
01/31/2027	8.500%	2,535,000	2,633,231
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	2,289,000	2,264,222
Inretail Pharma SA(a)
05/02/2023	5.375%	2,166,000	2,233,415
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	3,612,000	3,656,984
Total			45,355,262
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	612,000	626,496
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	1,324,000	1,364,087
HUB International Ltd.(a)
05/01/2026	7.000%	2,096,000	2,058,427
Loews Corp.
04/01/2026	3.750%	9,733,000	9,822,232
Total			13,871,242
Railroads 0.4%
CSX Corp.
03/01/2048	4.300%	7,380,000	7,144,829
11/15/2048	4.750%	2,765,000	2,855,009
Union Pacific Corp.
09/10/2058	4.800%	6,720,000	6,891,682
Total			16,891,520
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	5,277,000	5,112,210
IRB Holding Corp.(a)
02/15/2026	6.750%	1,677,000	1,582,389
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,566,000	1,536,603
McDonald’s Corp.
12/09/2045	4.875%	5,840,000	6,008,168
Total			14,239,370
Retailers 0.1%
L Brands, Inc.
11/01/2035	6.875%	1,375,000	1,186,021
Party City Holdings, Inc.(a)
08/15/2023	6.125%	238,000	241,258
08/01/2026	6.625%	717,000	703,215
Total			2,130,494
Supermarkets 0.6%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	1,085,000	1,117,590
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,494,000	1,423,035
Kroger Co. (The)
02/01/2047	4.450%	10,613,000	9,346,371
01/15/2048	4.650%	8,470,000	7,614,064
01/15/2049	5.400%	7,110,000	7,068,186
Total			26,569,246
Supranational 0.1%
Banque Ouest Africaine de Developpement(a)
07/27/2027	5.000%	2,400,000	2,375,388
Technology 2.1%
Ascend Learning LLC(a)
08/01/2025	6.875%	1,559,000	1,527,820
08/01/2025	6.875%	1,345,000	1,294,791
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,870,000	14,702,349
Camelot Finance SA(a)
10/15/2024	7.875%	3,646,000	3,808,838
CDK Global, Inc.
06/01/2027	4.875%	3,104,000	3,052,477
CommScope Finance LLC(a)
03/01/2024	5.500%	1,321,000	1,344,703
03/01/2026	6.000%	1,995,000	2,043,875
03/01/2027	8.250%	798,000	828,062

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,699,000	2,550,236
03/15/2027	5.000%	1,028,000	917,039
Dun & Bradstreet Corp. (The)(a)
08/15/2026	6.875%	2,259,000	2,266,258
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	646,000	666,905
Equinix, Inc.
01/15/2026	5.875%	5,673,000	5,942,252
05/15/2027	5.375%	3,849,000	3,981,413
First Data Corp.(a)
01/15/2024	5.750%	3,385,000	3,493,967
Gartner, Inc.(a)
04/01/2025	5.125%	4,384,000	4,416,880
Informatica LLC(a)
07/15/2023	7.125%	2,348,000	2,377,493
Iron Mountain, Inc.
08/15/2024	5.750%	3,307,000	3,319,996
MSCI, Inc.(a)
08/15/2025	5.750%	1,566,000	1,636,470
NCR Corp.
07/15/2022	5.000%	1,342,000	1,339,865
12/15/2023	6.375%	3,654,000	3,712,691
PTC, Inc.
05/15/2024	6.000%	2,399,000	2,508,085
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	4,530,000	4,344,392
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	5,055,000	5,092,978
11/15/2026	8.250%	3,468,000	3,397,905
Symantec Corp.(a)
04/15/2025	5.000%	3,050,000	3,049,478
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	2,140,000	2,163,947
VeriSign, Inc.
05/01/2023	4.625%	1,734,000	1,762,509
04/01/2025	5.250%	2,495,000	2,587,278
Verscend Escrow Corp.(a)
08/15/2026	9.750%	2,098,000	2,156,668
Total			92,287,620
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	1,295,000	1,311,677
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	2,671,000	2,546,561
FedEx Corp.
04/01/2046	4.550%	16,560,000	15,470,650
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
06/01/2022	7.625%	3,423,000	3,499,340
XPO Logistics, Inc.(a)
06/15/2022	6.500%	1,237,000	1,260,087
Total			24,088,315
Wireless 1.2%
Altice France SA(a)
05/01/2026	7.375%	7,670,000	7,523,817
02/01/2027	8.125%	1,705,000	1,709,413
Altice Luxembourg SA(a)
05/15/2022	7.750%	1,315,000	1,305,364
SBA Communications Corp.
09/01/2024	4.875%	7,614,000	7,625,710
Sprint Capital Corp.
11/15/2028	6.875%	6,519,000	6,443,829
Sprint Communications, Inc.(a)
03/01/2020	7.000%	6,100,000	6,299,281
Sprint Corp.
02/15/2025	7.625%	2,235,000	2,342,023
03/01/2026	7.625%	2,280,000	2,378,248
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	7,774,000	8,337,615
02/01/2026	4.500%	1,047,000	1,032,099
02/01/2028	4.750%	3,299,000	3,211,748
Wind Tre SpA(a)
01/20/2026	5.000%	6,312,000	5,465,245
Total			53,674,392
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	116,000	115,531
03/01/2039	4.850%	758,000	724,476
06/15/2045	4.350%	18,935,000	16,572,935
CenturyLink, Inc.
03/15/2022	5.800%	6,347,000	6,531,685
04/01/2024	7.500%	5,071,000	5,369,646
Frontier Communications Corp.
01/15/2023	7.125%	2,965,000	1,788,962
09/15/2025	11.000%	1,001,000	640,190
Liquid Telecommunications Financing PLC(a)
07/13/2022	8.500%	4,850,000	5,071,645
Telecom Italia Capital SA
09/30/2034	6.000%	1,980,000	1,793,575
Verizon Communications, Inc.
03/15/2055	4.672%	8,620,000	8,379,545

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Corporate Bonds & Notes(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		6,070,000	5,883,633
Total				52,871,823
Total Corporate Bonds & Notes (Cost $1,916,214,667)				1,896,335,557

Foreign Government Obligations(i),(m) 10.9%

Argentina 1.7%
Argentine Republic Government International Bond
04/22/2019	6.250%		19,250,000	19,298,202
01/11/2023	4.625%		2,300,000	1,951,996
04/22/2026	7.500%		14,643,000	12,747,317
01/26/2027	6.875%		4,378,000	3,633,381
01/11/2028	5.875%		9,400,000	7,330,402
07/06/2036	7.125%		6,900,000	5,372,161
04/22/2046	7.625%		1,100,000	884,543
01/11/2048	6.875%		5,100,000	3,830,590
Argentine Republic Government International Bond(k)
12/31/2033	8.280%		1,682,445	1,425,600
Provincia de Buenos Aires(a)
06/15/2027	7.875%		4,900,000	3,897,877
Provincia de Cordoba(a)
06/10/2021	7.125%		9,700,000	8,921,536
09/01/2024	7.450%		1,362,000	1,148,833
08/01/2027	7.125%		3,500,000	2,677,955
Total				73,120,393
Bahrain 0.1%
Bahrain Government International Bond(a)
10/12/2028	7.000%		2,247,000	2,373,773
Belarus 0.1%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		2,200,000	2,294,567
02/28/2030	6.200%		4,400,000	4,313,382
Total				6,607,949
Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%		720,000	729,000
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	45,000,000	12,873,686
Brazilian Government International Bond
01/07/2041	5.625%		5,800,000	5,802,459
Petrobras Global Finance BV
01/27/2025	5.299%		7,833,000	7,901,907
01/27/2028	5.999%		5,963,000	6,043,632
Total				33,350,684
Foreign Government Obligations(i),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
China 0.6%
Sinopec Group Overseas Development 2018 Ltd.(a)
09/12/2025	4.125%		9,100,000	9,287,533
Syngenta Finance NV(a)
04/24/2028	5.182%		17,650,000	17,190,147
Total				26,477,680
Colombia 0.1%
Ecopetrol SA
06/26/2026	5.375%		3,000,000	3,154,251
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		8,500,000	9,398,195
Dominican Republic 0.9%
Dominican Republic Bond(a)
02/05/2027	11.250%	DOP	400,000,000	8,423,828
Dominican Republic International Bond(a)
01/08/2021	14.000%	DOP	44,440,000	935,351
03/04/2022	10.375%	DOP	397,000,000	8,022,037
02/10/2023	14.500%	DOP	25,000,000	559,351
02/15/2023	8.900%	DOP	42,000,000	813,307
01/25/2027	5.950%		4,475,000	4,655,275
04/30/2044	7.450%		7,900,000	8,741,824
01/27/2045	6.850%		4,881,000	5,101,704
Total				37,252,677
Ecuador 0.3%
Ecuador Government International Bond(a)
03/24/2020	10.500%		1,129,000	1,179,505
12/13/2026	9.650%		11,000,000	11,462,264
Petroamazonas EP(a)
11/06/2020	4.625%		1,200,000	1,168,650
Total				13,810,419
Egypt 0.5%
Egypt Government International Bond(a)
03/01/2024	6.200%		900,000	913,866
04/16/2026	4.750%	EUR	2,100,000	2,315,611
01/31/2027	7.500%		3,900,000	4,036,886
02/21/2028	6.588%		3,850,000	3,751,752
03/01/2029	7.600%		1,250,000	1,281,307
01/31/2047	8.500%		5,700,000	5,835,649
02/21/2048	7.903%		2,800,000	2,735,046
03/01/2049	8.700%		965,000	1,002,302
Total				21,872,419
El Salvador 0.0%
El Salvador Government International Bond(a)
12/01/2019	7.375%		2,166,000	2,199,235

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(i),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 0.4%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,468,000	3,758,767
03/15/2024	7.500%		2,166,000	2,347,604
01/19/2027	6.250%		10,905,000	11,305,279
Total				17,411,650
Indonesia 0.7%
Indonesia Government International Bond(a)
04/25/2022	3.750%		900,000	903,947
01/15/2045	5.125%		3,600,000	3,708,835
Indonesia Treasury Bond
05/15/2027	7.000%	IDR	120,000,000,000	8,078,194
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		1,700,000	1,864,096
PT Pertamina Persero(a)
05/30/2044	6.450%		10,600,000	11,758,432
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		3,000,000	2,915,880
Total				29,229,384
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		1,572,000	1,541,195
03/22/2030	5.250%	EUR	3,300,000	3,586,811
06/15/2033	6.125%		3,847,000	3,568,162
03/22/2048	6.625%	EUR	3,900,000	4,173,855
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%		845,270	801,378
Total				13,671,401
Kazakhstan 0.4%
Kazakhstan Government International Bond(a)
07/21/2045	6.500%		1,500,000	1,904,171
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%		2,200,000	2,264,579
04/24/2030	5.375%		14,600,000	15,138,652
Total				19,307,402
Mexico 0.6%
Mexican Bonos
06/10/2021	6.500%	MXN	50,000	2,512
Mexico Government International Bond
05/29/2031	7.750%	MXN	140,000,000	6,905,144
Petroleos Mexicanos(a)
11/24/2021	7.650%	MXN	18,600,000	902,496
09/12/2024	7.190%	MXN	3,800,000	160,193
Foreign Government Obligations(i),(m) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
11/12/2026	7.470%	MXN	23,700,000	950,281
03/13/2027	6.500%		9,302,000	8,986,002
06/02/2041	6.500%		2,500,000	2,163,282
01/23/2045	6.375%		4,000,000	3,359,032
09/21/2047	6.750%		5,100,000	4,434,435
Total				27,863,377
Morocco 0.2%
OCP SA(a)
04/25/2024	5.625%		6,900,000	7,249,637
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,166,000	2,123,845
Kazakhstan Temir Zholy Finance BV(a)
07/10/2042	6.950%		2,200,000	2,523,759
Total				4,647,604
Nigeria 0.5%
Nigeria Government International Bond(a)
11/21/2025	7.625%		2,800,000	2,972,872
11/28/2027	6.500%		1,263,000	1,241,514
01/21/2031	8.747%		1,500,000	1,637,490
02/16/2032	7.875%		14,300,000	14,634,205
Total				20,486,081
Oman 0.4%
Oman Government International Bond(a)
06/15/2021	3.625%		2,166,000	2,114,076
01/17/2028	5.625%		10,943,000	10,340,566
01/17/2048	6.750%		3,000,000	2,716,776
Oman Sovereign Sukuk SAOC(a)
10/31/2025	5.932%		2,801,000	2,798,073
Total				17,969,491
Pakistan 0.0%
Pakistan Government International Bond(a)
03/31/2036	7.875%		2,000,000	1,893,426
Paraguay 0.2%
Paraguay Government International Bond(a)
03/27/2027	4.700%		2,000,000	2,053,862
08/11/2044	6.100%		4,939,000	5,446,858
Total				7,500,720
Russian Federation 0.2%
Gazprom Neft OAO Via GPN Capital SA(a)
09/19/2022	4.376%		3,800,000	3,773,548

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Foreign Government Obligations(i),(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,000,000	1,955,674
08/16/2037	7.288%	300,000	344,412
Russian Foreign Bond - Eurobond(a)
04/04/2042	5.625%	4,000,000	4,314,968
Total			10,388,602
Saudi Arabia 0.2%
Saudi Government International Bond(a)
04/16/2029	4.375%	7,200,000	7,349,609
Senegal 0.2%
Senegal Government International Bond(a)
05/23/2033	6.250%	8,508,000	8,089,534
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%	6,000,000	6,499,314
South Africa 0.3%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	6,700,000	6,663,646
Republic of South Africa Government International Bond
06/22/2030	5.875%	5,300,000	5,419,398
Total			12,083,044
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
04/18/2023	5.750%	1,500,000	1,459,058
07/18/2026	6.825%	1,685,000	1,640,076
04/18/2028	6.750%	9,500,000	9,058,107
Total			12,157,241
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/2019	9.750%	4,000,000	3,918,692
Ukraine 0.4%
Ukraine Government International Bond(a)
09/01/2024	7.750%	2,200,000	2,073,925
09/25/2032	7.375%	11,900,000	10,263,738
Ukraine Railways Via Shortline PLC(a)
09/15/2021	9.875%	3,000,000	2,992,494
Total			15,330,157
United Arab Emirates 0.0%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	961,000	964,975
Total Foreign Government Obligations (Cost $483,716,393)			473,629,016

Inflation-Indexed Bonds(i) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.0%
Brazil Notas do Tesouro Nacional
08/15/2030	6.000%	BRL	3,174,510	977,542
Mexico 0.1%
Mexican Udibonos
11/15/2040	4.000%	MXN	112,515,498	5,555,604
Total Inflation-Indexed Bonds (Cost $8,818,891)				6,533,146

Residential Mortgage-Backed Securities - Agency 17.3%

Federal Home Loan Mortgage Corp.(n)
CMO Series 304 Class C69
12/15/2042	4.000%		8,908,184	1,878,761
CMO Series 4098 Class AI
05/15/2039	3.500%		6,882,353	629,037
CMO Series 4120 Class AI
11/15/2039	3.500%		6,089,542	637,453
CMO Series 4121 Class IA
01/15/2041	3.500%		6,659,929	781,970
CMO Series 4147 Class CI
01/15/2041	3.500%		14,869,356	2,077,025
CMO Series 4213 Class DI
06/15/2038	3.500%		10,145,559	790,375
Federal Home Loan Mortgage Corp.(b),(n)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.461%		7,983,363	1,524,566
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	3.461%		25,505,385	4,119,282
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	3.711%		8,409,993	810,317
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.511%		2,772,325	451,066
Federal Home Loan Mortgage Corp.(g),(n)
CMO Series 4515 Class SA
08/15/2038	1.660%		11,418,838	457,984
CMO Series 4620 Class AS
11/15/2042	1.389%		28,164,964	1,200,549

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
03/18/2034	3.000%	19,000,000	18,966,973
03/13/2049	3.500%	254,000,000	254,119,063
03/13/2049	4.000%	124,000,000	126,419,453
03/13/2049	5.000%	120,000,000	125,836,526
Federal National Mortgage Association
05/01/2041	4.000%	2,821,006	2,867,006
Federal National Mortgage Association(g),(n)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	8,356,843	1
Federal National Mortgage Association(n)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	9,860,357	1,324,849
CMO Series 2012-121 Class GI
08/25/2039	3.500%	6,860,130	827,413
CMO Series 2012-129 Class IC
01/25/2041	3.500%	7,204,243	1,111,517
CMO Series 2012-131 Class MI
01/25/2040	3.500%	10,474,138	1,511,611
CMO Series 2012-133 Class EI
07/25/2031	3.500%	3,789,175	398,990
CMO Series 2012-139 Class IL
04/25/2040	3.500%	5,292,469	701,933
CMO Series 2012-96 Class CI
04/25/2039	3.500%	6,396,340	576,590
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,702,755	986,547
CMO Series 2013-6 Class MI
02/25/2040	3.500%	6,782,015	890,516
Federal National Mortgage Association(b),(n)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.410%	16,260,845	2,979,816
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	3.660%	26,507,676	4,413,194
CMO Series 2016-31 Class H5
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.510%	23,390,956	4,110,624
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.510%	19,304,061	3,592,269
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.510%	53,646,154	10,001,494
CMO Series 2017-47 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2047	3.610%	17,797,297	3,341,825
CMO Series 2017-56 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	3.660%	59,184,511	10,881,428
CMO Series 2018-76 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	3.660%	20,290,196	4,122,260
Federal National Mortgage Association(b),(c),(d),(n)
CMO Series 2019-8 Class SG
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/25/2049	3.511%	60,000,000	9,984,600
Government National Mortgage Association(j)
03/21/2049	3.000%	32,000,000	31,595,000
03/21/2049	4.500%	30,000,000	31,045,313
Government National Mortgage Association(n)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	16,923,802	2,020,560
Government National Mortgage Association(b),(n)
CMO Series 2015-144 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2045	3.715%	10,884,530	1,903,418
CMO Series 2016-108 Class SN
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 08/20/2046	3.595%	16,038,985	3,182,757
CMO Series 2016-20 Class SQ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2046	3.615%	26,380,609	4,070,697

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-91 Class NS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 07/20/2046	3.595%	34,896,165	7,280,003
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.715%	24,052,130	4,273,265
CMO Series 2017-130 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	3.715%	19,590,928	2,891,883
CMO Series 2017-133 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2047	3.765%	28,704,273	4,434,965
CMO Series 2018-125 Class SU
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.715%	46,498,986	8,625,432
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	3.615%	39,301,319	6,681,759
CMO Series 2018-67 Class SP
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	3.715%	22,638,625	4,166,408
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.540%	18,500,000	3,305,950
CMO Series 2019-23 Class QS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	3.500%	63,576,561	10,708,677
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.565%	48,919,412	8,060,681
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	3.665%	29,934,344	5,230,024
Government National Mortgage Association(b)
CMO Series 2018-124 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	3.715%	62,603,100	9,420,552
Total Residential Mortgage-Backed Securities - Agency (Cost $765,398,486)			754,222,227

Residential Mortgage-Backed Securities - Non-Agency 17.9%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	7,893,523	7,930,862
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	3,878,662	3,913,821
CMO Series 2016-1 Class A2
07/25/2046	5.000%	836,172	838,627
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	7,444,000	7,421,148
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	18,577,229	18,804,559
Banc of America Funding Trust(a),(d),(g)
CMO Series 2016-R1 Class M2
03/25/2040	3.500%	12,763,517	12,473,785
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN3 Class A1
03/28/2033	3.672%	820,034	819,624
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	9,301,530	9,329,435
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	6,687,326	6,702,469
Bayview Opportunity Master Fund Trust IIb(a)
CMO Series 2018-RN5 Class A1
04/28/2033	3.820%	2,097,981	2,099,668
Bayview Opportunity Master Fund Trust IVb(a),(d)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	21,000,000	21,004,200
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	17,771	17,736

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a),(g)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,375,898	1,360,337
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.090%	10,400,000	10,341,763
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	5.240%	13,500,000	13,571,209
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	29,296,502	28,431,968
CMO Series 2017-8 Class A1
12/25/2065	3.000%	11,278,369	11,091,532
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	3.565%	9,316,995	9,248,057
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-4 Class 9A2
03/25/2036	4.749%	1,375,477	1,312,721
CMO Series 2010-6 Class 2A2
09/25/2035	4.708%	1,143,314	1,164,082
CMO Series 2013-11 Class 3A3
09/25/2034	4.219%	3,795,600	3,792,506
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated, CMO Series 2014-C Class B1
02/25/2054	4.250%	5,250,000	5,231,849
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	2,236,004	2,224,328
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	1,504,971	1,501,027
CMO Series 2017-2 Class M1
10/25/2047	3.510%	5,000,000	4,968,786
CMO Series 2019-1 Class M1
03/25/2049	4.518%	13,238,000	13,251,795
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2008-4R Class 3A4
01/26/2038	3.901%	1,420,866	1,410,934
CMO Series 2011-5R Class 3A1
09/27/2047	4.155%	393,120	390,877
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2014-2R Class 18A1
01/27/2037	3.000%	2,230,648	2,211,741
CMO Series 2014-2R Class 19A1
05/27/2036	3.000%	1,477,429	1,465,316
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,105,910	5,093,012
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	19,129,068	19,117,043
CTS Corp.(a)
CMO Series 2015-6R Class 3A2
02/27/2036	3.750%	5,601,870	5,284,574
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	613,447	606,464
GCAT LLC(a)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	5,357,884	5,316,406
CMO Series 2018-1 Class A1
06/25/2048	3.844%	10,481,275	10,418,114
CMO Series 2018-2 Class A1
06/26/2023	4.090%	17,756,169	17,594,515
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	18,449,810	17,763,868
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2018-1 Class M1
06/25/2048	4.548%	8,700,000	8,577,661
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	18,646,535	18,518,133
Mill City Mortgage Loan Trust(a),(g)
CMO Series 2015-1 Class M1
06/25/2056	3.853%	5,000,000	5,123,114
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	24,162,698	24,233,301
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	10,147,468	10,297,585
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	13,737,378	13,739,648
New Residential Mortgage Loan Trust(a),(d),(g)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	29,000,000	28,999,994
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	7,109,521	7,077,662

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-PLS1 Class D
01/25/2023	4.374%	14,219,042	14,163,884
Subordinated, CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	9,635,520	9,626,966
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	13,104,308	13,093,062
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	4,613,719	4,529,384
CMO Series 2017-NPL2 Class A1
07/25/2057	3.000%	12,061,062	11,799,368
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.740%	3,972,522	3,979,496
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	5.340%	35,000,000	35,030,653
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	5.140%	25,000,000	25,054,620
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	16,974,853	16,895,072
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	17,817,079	17,731,741
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2018-NPL1 Class A1
01/27/2033	3.375%	19,366,931	19,228,256
PRPM LLC(a),(g)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	20,298,700	20,395,315
CMO Series 2019-1A Class A1
01/25/2024	4.500%	30,876,580	31,250,186
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.459%	17,750,000	17,724,790
RBSSP Resecuritization Trust(a),(g)
CMO Series 2010-1 Class 3A2
08/26/2035	4.458%	7,050,985	7,057,112
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO Mortgage LLC(a),(g)
CMO Series 2017-1 Class A1
08/25/2022	3.375%	6,195,518	6,185,762
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	9,680,732	9,660,263
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	12,275,853	12,245,266
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	5,859,380	5,848,833
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1A
09/25/2048	4.115%	17,069,710	17,061,175
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	12,810,098	12,758,093
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	24,809,196	24,809,196
Verus Securitization Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.205%	9,391,590	9,339,089
Verus Securitization Trust(a),(g)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	23,210,000	23,209,708
CMO Series 2019-1 Class A3
02/25/2059	4.040%	6,310,000	6,309,917
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $777,929,144)			777,075,063

Senior Loans 4.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Doncasters US Finance LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/09/2020	6.303%	948,005	878,800
Transdigm, Inc.(b),(o)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.993%	597,971	589,002

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche F Term Loan
3-month USD LIBOR + 2.500% 06/09/2023	4.993%	972,647	960,382
Wesco Aircraft Hardware Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/28/2021	5.000%	500,000	490,625
Total			2,918,809
Airlines 0.0%
American Airlines, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 10/10/2021	4.517%	969,697	965,576
Automotive 0.1%
Dayco Products LLC/Mark IV Industries, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.250% 05/19/2023	6.879%	759,092	734,422
DexKo Global Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 07/24/2024	5.993%	990,019	979,703
Horizon Global Corp.(b),(o)
Term Loan
3-month USD LIBOR + 6.000% Floor 1.000% 06/30/2021	8.803%	156,687	151,203
Navistar, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	6.020%	690,513	687,350
Total			2,552,678
Brokerage/Asset Managers/Exchanges 0.0%
Greenhill & Co., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/12/2022	6.456%	1,359,375	1,362,773
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Covia Holdings Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 06/01/2025	6.553%	497,500	430,586
Ply Gem Midco, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 04/12/2025	6.547%	597,000	579,836
QUIKRETE Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	5.243%	1,255,651	1,237,934
SRS Distribution, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 05/23/2025	5.743%	497,500	487,033
US Silica Co.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	6.500%	942,875	893,138
Total			3,628,527
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 04/30/2025	4.500%	690,513	688,234
Cogeco Communications (U.S.A.) II LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.375% 01/03/2025	4.868%	669,937	662,736
CSC Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.739%	500,000	493,250
3-month USD LIBOR + 2.500% 01/25/2026	4.989%	521,062	517,806

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings, LLC(b),(l),(o)
Term Loan
3-month USD LIBOR + 3.000% 04/15/2027		500,000	499,125
Telesat Canada(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 11/17/2023	5.310%	1,459,621	1,451,709
Virgin Media Bristol LLC(b),(o)
Tranche K Term Loan
3-month USD LIBOR + 2.500% 01/15/2026	4.989%	1,175,000	1,166,199
Total			5,479,059
Chemicals 0.4%
Alpha 3 BV/Atotech(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2024	5.803%	635,527	623,954
Aruba Investments, Inc./ANGUS Chemical Co.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/02/2022	5.743%	977,215	963,779
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/01/2024	4.553%	678,554	671,110
Chemours Co. (The)(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.250%	757,548	749,260
ColourOz Investment 1 GmbH(b),(o)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	163,319	152,295
ColourOz Investment 2 LLC(b),(o)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/07/2021	5.779%	987,943	921,257
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc./MacDermid, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% 01/30/2026	4.743%	750,000	747,660
HII Holding Corp./Houghton International(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.250% 12/21/2020	10.993%	850,000	845,750
Ineos US Finance LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 04/01/2024	4.493%	764,763	754,247
Invictus U.S. Newco LLC/SK Intermediate II SARL(b),(d),(o)
2nd Lien Term Loan
3-month USD LIBOR + 6.750% 03/30/2026	9.243%	425,000	420,750
Kraton Polymers LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/08/2025	4.993%	582,089	576,996
Nexeo Solutions LLC(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 06/09/2023	6.023%	892,140	890,651
OCI Partners LP(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.000% 03/13/2025	6.803%	992,500	990,019
PQ Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 02/08/2025	5.244%	643,760	638,816
Ravago Holdings America, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 07/13/2023	5.250%	289,472	280,426
Schenectady International Group, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	7.537%	700,000	698,250

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Solenis Holdings LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/26/2025	6.629%	721,375	715,784
Starfruit Finco BV/US Holdco LLC/AzkoNobel(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.764%	1,000,000	993,130
Trinseo Materials Operating SCA(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 09/06/2024	4.493%	539,394	532,317
Tronox Blocked Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.493%	202,029	201,271
Tronox Finance LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	5.493%	466,221	464,473
Univar U.S.A., Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 07/01/2024	4.743%	607,872	606,541
Vantage Specialty Chemicals, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/28/2024	6.056%	498,741	492,092
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 10/27/2025	10.884%	600,000	584,250
Total			15,515,078
Construction Machinery 0.1%
Altra Industrial Motion Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 10/01/2025	4.493%	733,209	724,652
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clarke Equipment Co./Doosan Bobcat, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/18/2024	4.803%	776,448	766,354
Douglas Dynamics LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/31/2021	5.500%	235,774	232,827
DXP Enterprises, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 08/29/2023	7.243%	790,000	786,050
North American Lifting Holdings, Inc./TNT Crane & Rigging, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 11/27/2020	7.303%	913,257	831,064
United Rentals, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.243%	498,750	497,169
Vertiv Group Corp.(b),(d),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	6.629%	927,155	897,023
Total			4,735,139
Consumer Cyclical Services 0.1%
DTZ U.S. Borrower LLC/Cushman & Wakefield(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 08/21/2025	5.743%	1,123,438	1,113,956
Staples, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/12/2024	6.489%	761,581	755,580
Uber Technologies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/13/2023	5.981%	1,260,142	1,254,231

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
USS Ultimate Holdings, Inc./United Site Services, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 08/25/2024	6.243%	447,733	446,614
Web.com Group, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.267%	500,000	496,250
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/09/2026	10.267%	928,571	910,000
West Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/10/2024	6.629%	909,134	858,750
Total			5,835,381
Consumer Products 0.1%
Serta Simmons Bedding LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	6.008%	1,168,538	970,553
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 11/08/2024	10.494%	2,868,477	1,916,745
SIWF Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/15/2025	6.731%	547,250	544,514
Steinway Musical Instruments, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/14/2025	6.231%	1,488,750	1,451,531
Weight Watchers International, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 0.750% 11/29/2024	7.560%	581,571	563,152
Total			5,446,495
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.2%
Accudyne Industries Borrower SCA/LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 08/18/2024	5.493%	888,333	887,418
Allnex & Cy SCA(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.879%	537,228	530,067
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% Floor 0.750% 09/13/2023	5.879%	404,769	399,374
Apex Tool Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.250% 02/01/2022	6.243%	776,186	753,871
Bright Bidco BV/Lumileds LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	6.203%	1,206,637	979,959
Brookfield WEC Holdings, Inc./Westinghouse Electric Co., LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 08/01/2025	6.243%	225,000	225,212
2nd Lien Term Loan
3-month USD LIBOR + 6.750% Floor 0.750% 08/03/2026	9.243%	500,000	500,000
EWT Holdings III Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/20/2024	5.493%	937,719	936,546
Gardner Denver, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	5.243%	532,471	531,858

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	27

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	5.243%	721,949	719,241
Zekelman Industries, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 06/14/2021	4.730%	960,473	952,068
Total			7,415,614
Electric 0.2%
AES Corp. (The)(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 05/31/2022	4.379%	435,538	434,776
Astoria Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/24/2021	6.500%	743,854	744,635
Calpine Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 01/15/2024	5.310%	531,614	527,903
Carroll County Energy LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 02/06/2026	8.000%	500,000	498,750
CPV Shore Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/29/2025	6.250%	500,000	498,125
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 10/02/2023	6.243%	944,498	938,010
Edgewater Generation LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/13/2025	6.243%	750,000	747,187
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Frontera Generation Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/02/2025	6.762%	820,875	807,191
LMBE-MC Holdco II LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	6.810%	750,000	746,250
MRP Generation Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 10/18/2022	9.803%	987,221	945,265
Nautilus Power LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	6.743%	722,015	719,423
Vistra Operations Co. LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 08/04/2023	4.493%	379,050	377,765
3-month USD LIBOR + 2.250% Floor 0.750% 12/14/2023	4.743%	1,274,000	1,271,872
WG Partners Acquisition LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/15/2023	6.303%	626,154	608,152
Total			9,865,304
Environmental 0.1%
Advanced Disposal Services, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 11/10/2023	4.664%	1,033,700	1,031,974
EnergySolutions LLC/Envirocare of Utah LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	6.553%	796,000	699,151

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	5.493%	997,494	979,878
NRC US Holding Co., LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 06/11/2024	8.053%	995,000	990,025
Total			3,701,028
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 01/15/2025	4.480%	1,380,954	1,379,366
FinCo I LLC/Fortress Investment Group(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 12/27/2022	4.493%	771,450	765,424
Total			2,144,790
Food and Beverage 0.2%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.264%	911,362	912,501
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	10.264%	1,686,397	1,673,749
Dole Food Co., Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/06/2024	5.249%	625,625	615,853
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.688% 05/23/2025	6.181%	497,500	490,286
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hostess Brands LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2022	4.892%	390,082	384,036
JBS U.S.A. Lux SA(b),(l),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/30/2022	5.256%	1,378,032	1,373,732
United Natural Foods, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 10/22/2025	6.743%	800,000	707,200
US Foods, Inc./US Foodservice, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 06/27/2023	4.493%	707,674	703,074
WEI Sales LLC/Wells Enterprises, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2025	5.243%	669,937	668,263
Total			7,528,694
Foreign Agencies 0.0%
Oxea Holding Vier GmbH(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 10/14/2024	6.063%	566,504	564,142
Gaming 0.2%
Affinity Gaming(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 01/31/2025	10.743%	525,000	510,563
Aristocrat Leisure Ltd.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 10/19/2024	4.526%	675,954	670,499

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	29

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Resort Collection LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	5.243%	566,763	564,637
CBAC Borrower LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	6.493%	561,562	559,221
CCM Merger, Inc./MotorCity Casino Hotel(b),(o)
Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/06/2021	4.743%	230,410	229,143
CityCenter Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 04/18/2024	4.743%	712,128	706,644
Gateway Casinos & Entertainment Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	5.803%	547,250	543,999
Golden Nugget, Inc./Landry’s, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 10/04/2023	5.241%	632,826	629,662
Las Vegas Sands LLC(b),(o)
Term Loan
3-month USD LIBOR + 1.750% 03/27/2025	4.243%	970,074	962,798
Mohegan Tribal Gaming Authority(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/13/2023	6.493%	1,002,454	958,176
Scientific Games International, Inc.(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	5.312%	1,603,812	1,588,640
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV(b),(o)
Term Loan
3-month USD LIBOR + 3.500% 07/10/2025	6.303%	1,160,434	1,160,039
Total			9,084,021
Health Care 0.4%
Air Methods Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/22/2024	6.303%	663,822	536,866
athenahealth, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/11/2026	7.197%	500,000	496,875
Avantor, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/21/2024	6.572%	588,439	589,492
Carestream Health, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 02/28/2021	8.243%	763,405	749,091
Change Healthcare Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/01/2024	5.243%	1,227,187	1,217,407
CHS/Community Health Systems, Inc.(b),(o)
Tranche H Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 01/27/2021	5.879%	307,804	305,726
Diplomat Pharmacy, Inc.(b),(d),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 12/20/2024	7.000%	805,000	732,550

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Envision Healthcare Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	6.243%	1,175,000	1,128,446
Gentiva Health Services, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	6.250%	779,946	780,921
HC Group Holdings III, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/07/2022	6.243%	977,215	965,000
HCA, Inc.(b),(o)
Tranche B10 Term Loan
3-month USD LIBOR + 2.000% 03/13/2025	4.493%	743,131	742,871
Iqvia, Inc./Quintiles IMS(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 06/11/2025	4.243%	497,500	493,893
MPH Acquisition Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	5.553%	364,409	360,401
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 01/31/2021	5.803%	967,005	965,390
National Mentor Holdings, Inc./Civitas Solutions, Inc.(b),(l),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 02/05/2026		470,760	472,328
3-month USD LIBOR + 4.250% 02/05/2026	5.803%	29,240	29,337
Ortho-Clinical Diagnostics, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2025	5.752%	1,089,711	1,077,811
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Owens & Minor, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 04/30/2025	0.000%	1,019,875	874,543
PharMerica Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 12/06/2024	5.981%	471,438	470,556
PharMerica Corp.(b),(l),(o)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% 12/05/2025		500,000	495,105
Regionalcare Hospital Partners Holdings, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 11/16/2025	6.981%	1,000,000	998,330
Select Medical Corp.(b),(d),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 03/06/2025	4.990%	304,542	301,878
Sterigenics-Nordion Holdings LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/15/2022	5.493%	1,097,218	1,074,451
Team Health Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	5.243%	491,250	442,945
Total			16,302,213
Leisure 0.1%
ClubCorp Holdings, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.750% 09/18/2024	5.553%	865,792	838,736
Crown Finance US, Inc./Cineworld Group PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	4.993%	1,136,865	1,128,577

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	31

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Formula One Management Ltd.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	4.993%	1,098,574	1,073,516
Life Time Fitness, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/10/2022	5.379%	608,251	604,669
Metro-Goldwyn-Mayer, Inc.(b),(d),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	5.000%	723,188	717,764
Metro-Goldwyn-Mayer, Inc.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	7.000%	550,000	535,562
NAI Entertainment Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	5.000%	623,438	618,762
UFC Holdings LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 08/18/2023	5.750%	579,019	578,840
William Morris Endeavor Entertainment, LLC/IMG Worldwide Holdings LLC(b),(o)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	5.250%	701,712	679,783
Total			6,776,209
Lodging 0.0%
Hilton Worldwide Finance LLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 10/25/2023	4.240%	887,699	886,926
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/11/2024	4.780%	589,500	586,370
Total			1,473,296
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/07/2023	6.740%	413,261	380,845
Emerald Expositions Holding, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 05/22/2024	5.243%	688,461	672,971
Entravision Communications Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	5.243%	550,961	524,790
Gray Television, Inc.(b),(o)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 01/02/2026	5.014%	1,000,000	996,750
iHeartCommunications, Inc.(o),(p)
Tranche D Term Loan
01/30/2020	0.000%	1,128,407	786,590
Ion Media Networks, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/18/2020	5.250%	299,109	297,987
Learfield Communications LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	5.750%	1,186,011	1,183,046
Lions Gate Capital Holdings LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	4.743%	794,000	789,538

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Meredith Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.243%	613,750	613,492
Mission Broadcasting, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.739%	106,611	105,178
Nexstar Broadcasting, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 01/17/2024	4.743%	588,616	580,705
Nielsen Finance LLC/VNU, Inc.(b),(o)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	4.517%	708,751	704,328
Radio One, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 04/18/2023	6.500%	1,341,978	1,270,410
Tribune Media Co.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 12/27/2020	5.493%	60,422	60,347
Tranche C Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 01/26/2024	5.493%	836,735	835,689
UFC Holdings LLC(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 08/18/2024	9.993%	678,000	683,255
Univision Communications, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 03/15/2024	5.243%	988,655	917,660
Total			11,403,581
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.803%	407,216	409,252
Midstream 0.0%
Equitrans Midstream Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.500% 01/31/2024	7.000%	500,000	502,085
GIP III Stetson I/II LP(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	6.731%	729,883	721,672
Southcross Energy Partners LP(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 08/04/2021	7.053%	497,533	447,033
Total			1,670,790
Oil Field Services 0.1%
Apergy Corp.(b),(d),(o)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	5.162%	512,651	512,010
Fieldwood Energy LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 5.250% Floor 1.000% 04/11/2022	7.743%	275,952	250,198
2nd Lien Term Loan
3-month USD LIBOR + 7.250% Floor 1.000% 04/11/2023	9.743%	372,536	299,269
MRC Global, Inc.(b),(d),(o)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	5.493%	1,060,519	1,059,193

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	33

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Traverse Midstream Partners LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 09/27/2024	6.600%	723,187	722,507
Total			2,843,177
Other Financial Institutions 0.1%
IRI Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 12/01/2025	7.129%	750,000	738,750
Lifescan Global Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 10/01/2024	8.797%	1,325,000	1,270,900
VICI Properties 1 LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/20/2024	4.481%	811,364	806,195
Total			2,815,845
Other Industry 0.1%
Filtration Group Corp.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 03/29/2025	5.493%	893,250	889,454
Harland Clarke Holdings Corp.(b),(o)
Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 11/03/2023	7.553%	1,244,685	1,176,227
Hillman Group, Inc. (The)(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.803%	671,625	648,454
Interior Logic Group Holdings IV LLC(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 05/30/2025	6.803%	847,875	836,217
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.243%	1,319,176	1,289,125
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	6.243%	72,727	71,070
Titan Acquisition Ltd./Husky IMS International Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 03/28/2025	5.493%	643,881	618,126
Total			5,528,673
Packaging 0.3%
Anchor Glass Container Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	5.258%	825,627	661,327
Berry Global, Inc.(b),(o)
Tranche R Term Loan
3-month USD LIBOR + 2.000% 01/19/2024	4.517%	1,208,873	1,202,394
BWAY Holding Co.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	6.033%	807,650	790,641
Consolidated Container Co., LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 05/22/2024	5.243%	444,386	440,778
Flex Acquisition Co., Inc./Novolex(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/29/2023	5.626%	1,246,469	1,223,721
Packaging Coordinators Midco, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2023	6.810%	698,085	695,467

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plastipak Holdings, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 10/14/2024	5.000%	733,163	723,346
Pregis Holding I Corp.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 05/20/2021	6.313%	1,007,083	991,977
Printpack Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/26/2023	5.500%	754,489	728,082
ProAmpac PG Borrower LLC(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/20/2023	6.139%	878,871	861,847
2nd Lien Term Loan
3-month USD LIBOR + 8.500% Floor 1.000% 11/18/2024	11.194%	700,000	681,331
Reynolds Group Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	5.243%	503,651	501,133
Spectrum Holdings III Corp.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 7.000% Floor 1.000% 01/31/2026	9.493%	425,000	406,937
Tricorbraun Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 11/30/2023	6.551%	441,307	439,559
Trident TPI Holdings, Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/17/2024	5.743%	712,775	693,623
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Twist Beauty International Holdings S.A.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/22/2024	5.886%	594,256	584,350
Total			11,626,513
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.512%	631,814	632,130
3-month USD LIBOR + 2.750% 11/27/2025	5.262%	216,562	215,859
Endo Finance Co. I SARL(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 0.750% 04/29/2024	6.750%	714,125	714,575
Grifols Worldwide Operations Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	4.664%	730,657	727,588
Jaguar Holding Co. I LLC/Pharmaceutical Product Development LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 08/18/2022	4.993%	1,254,500	1,247,136
Mallinckrodt International Finance SA(b),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 02/24/2025	5.693%	489,705	471,586
RPI Finance Trust(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 2.000% 03/27/2023	4.493%	664,860	663,477
Total			4,672,351
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 05/09/2025	5.231%	576,033	568,907

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	35

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Asurion LLC(b),(o)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.500% 08/04/2025	8.993%	725,000	735,723
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 08/04/2022	5.493%	229,269	229,107
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	5.493%	407,160	406,797
HUB International Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	5.514%	646,750	640,063
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	5.743%	1,000,000	994,650
USI, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	5.803%	765,313	757,659
Total			4,332,906
Restaurants 0.1%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.744%	621,185	615,949
KFC Holding Co./Yum! Brands(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	4.231%	660,238	656,277
New Red Finance, Inc./Burger King/Tim Hortons(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% Floor 1.000% 02/16/2024	4.743%	962,952	954,776
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
P.F. Chang’s China Bistro, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 09/01/2022	7.671%	1,012,188	1,010,295
Total			3,237,297
Retailers 0.2%
Academy Ltd.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 07/01/2022	6.497%	482,321	334,007
AI Aqua Merger Sub, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.743%	345,625	333,096
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/13/2023	5.743%	638,119	614,190
ASP Unifrax Holdings, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 12/12/2025	6.528%	500,000	475,940
Bass Pro Group LLC(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 09/25/2024	7.493%	487,500	485,877
Belk, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.750% Floor 1.000% 12/12/2022	7.447%	534,343	426,539
BJ’s Wholesale Club, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 02/03/2024	5.498%	846,262	843,266

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Burlington Coat Factory Warehouse Corp.(b),(o)
Tranche B5 Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 11/17/2024	4.490%	721,424	717,816
David’s Bridal, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.000% 10/11/2019	6.080%	748,008	374,004
Harbor Freight Tools U.S.A., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/18/2023	4.993%	929,828	916,755
J.Crew Group, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.220% Floor 1.000% 03/05/2021	6.014%	508,866	372,490
JC Penney Corp., Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/23/2023	6.879%	750,000	658,875
Neiman Marcus Group Ltd., LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 10/25/2020	5.763%	478,635	438,890
Party City Holdings, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 08/19/2022	5.000%	500,000	498,335
PetSmart, Inc.(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 03/11/2022	5.520%	724,312	616,650
Total			8,106,730
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons LLC(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 06/22/2023	5.479%	651,168	647,345
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% Floor 0.750% 11/17/2025	5.493%	653,247	648,244
Total			1,295,589
Technology 0.8%
Applied Systems, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.493%	636,278	630,514
Ascend Learning LLC(b),(l),(o)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.493%	1,374,978	1,361,228
Avaya, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.250% 12/15/2024	6.780%	1,011,019	1,009,260
Boxer Parent Co., Inc./BMC Software, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 4.250% 10/02/2025	7.053%	500,000	496,685
CDS US Intermediate Holdings, Inc.(b),(o)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% Floor 1.000% 07/10/2023	10.921%	1,000,000	901,670
Celestica, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	4.604%	497,500	482,575

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	37

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Commscope, Inc.(b),(l),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 02/06/2026		500,000	501,250
Corel Corp./Inc.(b),(o)
Term Loan
3-month USD LIBOR + 5.000% 06/04/2024	7.629%	668,232	666,562
Dawn Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	6.553%	875,000	835,625
Dell International LLC/EMC Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% Floor 0.750% 09/07/2023	4.500%	897,166	893,676
DigiCert, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 10/31/2024	6.493%	671,629	666,592
2nd Lien Term Loan
3-month USD LIBOR + 8.000% Floor 1.000% 10/31/2025	10.493%	420,000	406,350
Dun & Bradstreet Corp. (The)(b),(o)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.479%	750,000	750,188
Evertec Group LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	5.993%	500,000	498,440
Financial & Risk US Holdings, Inc./Refinitiv(a),(b),(o)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	6.243%	1,000,000	984,110
First Data Corp.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 07/08/2022	4.490%	618,978	618,155
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Go Daddy Operating Co., LLC/Finance Co., Inc.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/15/2024	4.743%	585,163	583,700
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(l),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.743%	1,282,957	1,267,882
Hyland Software, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 0.750% 07/01/2024	5.993%	692,457	693,323
Infor US, Inc.(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/01/2022	5.243%	887,358	886,479
Informatica LLC(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 08/05/2022	5.743%	827,492	827,492
ION Trading Technologies SARL(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/21/2024	6.634%	493,978	468,044
Leidos, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 08/22/2025	4.250%	789,682	788,837
MA FinanceCo LLC/Micro Focus International PLC(b),(o)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/19/2021	4.743%	363,887	359,859
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.993%	153,497	151,770
Maxar Technologies Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	5.250%	990,000	847,074

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee LLC(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	6.243%	1,025,287	1,026,887
McDermott International, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 05/12/2025	7.493%	669,937	643,596
Microchip Technology, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/29/2025	0.000%	732,533	729,237
Misys Ltd./Almonde/Tahoe(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	6.303%	678,634	671,230
Neustar, Inc.(b),(o)
Tranche B4 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/08/2024	5.993%	500,000	478,750
Oberthur Technologies Holding SAS(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 01/10/2024	6.553%	831,369	816,612
Perspecta, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/30/2025	4.743%	820,875	804,458
Plantronics, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	4.993%	919,069	913,903
Rackspace Hosting, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/03/2023	5.737%	442,142	420,587
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Riverbed Technology, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 04/24/2022	5.750%	910,258	826,742
Sabre GLBL, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 02/22/2024	4.493%	628,486	626,229
Science Applications International Corp.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 10/31/2025	4.243%	997,500	987,944
SCS Holdings I, Inc./Sirius Computer Solutions, Inc.(b),(o)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 10/30/2022	6.743%	252,949	253,371
Seattle SpinCo, Inc./Micro Focus International PLC(b),(o)
Term Loan
3-month USD LIBOR + 2.500% 06/21/2024	4.993%	782,029	773,231
Shutterfly, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.750% 08/17/2024	5.250%	357,476	353,158
SS&C Technologies Holdings, Inc.(b),(o)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.743%	600,666	597,849
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	4.743%	230,088	229,009
Tempo Acquisition LLC(b),(o)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.493%	935,750	934,393
TTM Technologies, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	4.989%	635,898	625,297

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	39

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
VeriFone Systems, Inc.(b),(o)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 08/20/2025	6.683%	399,000	397,220
Verint Systems, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 06/28/2024	4.489%	583,282	578,662
Veritas US, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 01/27/2023	7.070%	723,640	678,412
Verscend Holding Corp.(b),(d),(o)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/27/2025	6.993%	324,188	324,593
Xperi Corp.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 12/01/2023	4.993%	508,750	500,269
Zebra Technologies Corp./Diamond Holdings Ltd.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 10/27/2021	4.264%	230,098	230,098
Total			33,999,077
Transportation Services 0.0%
HFOTCO LLC(b),(l),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 06/26/2025		500,000	498,125
Wireless 0.1%
Cellular South, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/17/2024	4.743%	497,475	492,500
Numericable US LLC(b),(o)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	5.243%	982,500	941,481
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(o)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	5.000%		1,036,935	1,022,678
Switch Ltd.(b),(o)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 06/27/2024	4.743%		566,375	558,825
Total				3,015,484
Wirelines 0.1%
CenturyLink, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	5.243%		1,321,750	1,300,523
Level 3 Financing, Inc.(b),(o)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	4.731%		1,250,000	1,244,200
Southwire Co., LLC(b),(o)
Term Loan
3-month USD LIBOR + 2.000% 05/19/2025	4.481%		995,000	987,537
Windstream Services LLC(b),(o)
Tranche B6 Term Loan
3-month USD LIBOR + 4.000% Floor 0.750% 03/29/2021	6.490%		599,908	580,075
Total				4,112,335
Total Senior Loans (Cost $218,570,278)				212,862,551

Treasury Bills(i) 0.6%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Argentina 0.4%
Argentina Treasury Bill
04/30/2019	(37.290%)	ARS	200,000,000	6,208,004
09/27/2019	5.250%		11,100,000	10,773,338
Total				16,981,342
Nigeria 0.2%
Nigeria OMO Bill
02/20/2020	15.570%	NGN	2,000,000,000	4,811,365

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Treasury Bills(i) (continued)
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Nigeria Treasury Bill
01/16/2020	15.670%	NGN	889,000,000	2,165,070
Total				6,976,435
Total Treasury Bills (Cost $23,619,544)				23,957,777

U.S. Treasury Obligations 0.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2048	3.000%		8,265,000	8,126,019
Total U.S. Treasury Obligations (Cost $8,197,847)				8,126,019
Options Purchased Calls 0.0%
Value ($)
(Cost $1,050,000)	771,620

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(q),(r)	163,062,297	163,045,990
Total Money Market Funds (Cost $163,053,949)		163,045,990
Total Investments in Securities (Cost: $4,947,442,730)		4,882,379,467
Other Assets & Liabilities, Net		(532,427,772)
Net Assets		4,349,951,695

At February 28, 2019, securities and/or cash totaling $27,020,766 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
59,544,458 EUR	68,151,312 USD	Credit Suisse	03/14/2019	363,339	—
10,675,096 USD	14,866,000 AUD	Credit Suisse	03/14/2019	—	(128,015)
9,804,625 USD	83,360,000 NOK	Credit Suisse	03/14/2019	—	(57,949)
16,400,000 GBP	21,264,568 USD	Goldman Sachs	03/14/2019	—	(499,212)
21,647,344 USD	16,400,000 GBP	Goldman Sachs	03/14/2019	116,436	—
4,526,326 USD	38,500,000 NOK	JPMorgan	03/14/2019	—	(24,802)
230,031,878 MXN	12,074,530 USD	Morgan Stanley	03/14/2019	163,515	—
47,790,000 BRL	12,688,509 USD	Standard Chartered Bank	03/14/2019	—	(25,106)
7,068,435 USD	99,150,000 ZAR	TD Securities	03/14/2019	—	(41,946)
208,652,000 ZAR	15,247,992 USD	TD Securities	03/14/2019	461,396	—
Total				1,104,686	(777,030)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	853	06/2019	USD	97,721,813	—	(101,710)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(4,500)	12/2019	USD	(1,095,300,000)	—	(1,281,170)
Euro-Bobl	(6,342)	03/2019	EUR	(841,710,240)	—	(5,629,522)
U.S. Treasury 10-Year Note	(2,011)	06/2019	USD	(245,342,000)	1,016,633	—
U.S. Ultra Treasury Bond	(657)	06/2019	USD	(104,853,094)	994,287	—
Total					2,010,920	(6,910,692)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	41

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	200,000,000	200,000,000	2.50	06/19/2019	1,050,000	771,620

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives At maturity, Pays At maturity	Goldman Sachs International	11/23/2028	USD	45,300,000	(276,049)	—	—	—	—	(276,049)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.017%	Receives At maturity, Pays At maturity	JPMorgan	12/21/2028	USD	41,750,000	412,399	—	—	—	412,399	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.953%	Receives At maturity, Pays At maturity	JPMorgan	01/08/2029	USD	42,000,000	673,107	—	—	—	673,107	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.193%	Receives At maturity, Pays At maturity	Morgan Stanley	12/07/2028	USD	45,300,000	(280,890)	—	—	—	—	(280,890)
Total							528,567	—	—	—	1,085,506	(556,939)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.740%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	02/16/2023	USD	337,700,000	2,327,376	—	—	2,327,376	—
Fixed rate of 6.230%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/09/2026	MXN	580,000,000	(3,167,708)	—	—	—	(3,167,708)
Fixed rate of 5.985%	28-Day MXN TIIE-Banxico	Receives Monthly, Pays Monthly	Morgan Stanley	01/21/2026	MXN	211,000,000	(1,296,314)	—	—	—	(1,296,314)
Total							(2,136,646)	—	—	2,327,376	(4,464,022)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	24,000,000	1,063,871	(8,000)	1,413,672	—	—	(357,801)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	24,000,000	1,063,872	(8,000)	1,456,217	—	—	(400,345)
Total							2,127,743	(16,000)	2,869,889	—	—	(758,146)

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	USD	224,341,600	(2,017,824)	—	—	—	(2,017,824)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	3.993	USD	10,000,000	(397,159)	3,333	—	(1,527,771)	1,133,945	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	8.535%
3-Month USD LIBOR	London Interbank Offered Rate	2.615%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	1.520%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $2,457,202,772, which represents 56.49% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2019, the total value of these securities amounted to $42,257,207, which represents 0.97% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2019.
(h)	Non-income producing investment.
(i)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(j)	Represents a security purchased on a when-issued basis.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2019.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Principal and interest may not be guaranteed by the government.
(n)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	43

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(o)	The stated interest rate represents the weighted average interest rate at February 28, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(p)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At February 28, 2019, the total value of these securities amounted to $786,590, which represents 0.02% of total net assets.
(q)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(r)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	266,189,567	795,381,306	(898,508,576)	163,062,297	(10,204)	10,204	2,348,845	163,045,990
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Strategic Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	336,671,918	32,272,607	—	368,944,525
Commercial Mortgage-Backed Securities - Non-Agency	—	196,246,786	—	—	196,246,786
Common Stocks
Communication Services	231,451	—	—	—	231,451
Consumer Discretionary	9,553	—	—	—	9,553
Energy	—	290,833	—	—	290,833
Materials	—	80,931	—	—	80,931
Utilities	—	16,422	—	—	16,422
Total Common Stocks	241,004	388,186	—	—	629,190
Corporate Bonds & Notes	—	1,896,335,557	—	—	1,896,335,557
Foreign Government Obligations	—	473,629,016	—	—	473,629,016
Inflation-Indexed Bonds	—	6,533,146	—	—	6,533,146
Residential Mortgage-Backed Securities - Agency	—	744,237,627	9,984,600	—	754,222,227
Residential Mortgage-Backed Securities - Non-Agency	—	706,019,423	71,055,640	—	777,075,063
Senior Loans	—	204,019,786	8,842,765	—	212,862,551
Treasury Bills	—	23,957,777	—	—	23,957,777
U.S. Treasury Obligations	8,126,019	—	—	—	8,126,019
Options Purchased Calls	—	771,620	—	—	771,620
Money Market Funds	—	—	—	163,045,990	163,045,990
Total Investments in Securities	8,367,023	4,588,810,842	122,155,612	163,045,990	4,882,379,467
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	45

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,104,686	—	—	1,104,686
Futures Contracts	2,010,920	—	—	—	2,010,920
Swap Contracts	—	4,546,827	—	—	4,546,827
Liability
Forward Foreign Currency Exchange Contracts	—	(777,030)	—	—	(777,030)
Futures Contracts	(7,012,402)	—	—	—	(7,012,402)
Swap Contracts	—	(7,796,931)	—	—	(7,796,931)
Total	3,365,541	4,585,888,394	122,155,612	163,045,990	4,874,455,537
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2019 ($)
Asset-Backed Securities — Non-Agency	35,696,430	48,247	—	(3,472,070)	—	—	—	—	32,272,607
Common Stocks	81,862	—	—	—	—	—	—	(81,862)	—
Residential Mortgage-Backed Securities — Agency	—	(17,557)	—	83,407	9,918,750	—	—	—	9,984,600
Residential Mortgage-Backed Securities — Non-Agency	18,443,124	8,551	—	39,236	49,999,994	(77,040)	8,700,000	(6,058,225)	71,055,640
Senior Loans	9,188,944	594	(3,741)	(166,291)	—	(917,852)	9,125,934	(8,384,823)	8,842,765
Total	63,410,360	39,835	(3,741)	(3,515,718)	59,918,744	(994,892)	17,825,934	(14,524,910)	122,155,612
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2019 was $(3,526,952), which is comprised of Asset-Backed Securities — Non-Agency of $(3,472,070), Residential Mortgage-Backed Securities — Agency of $83,407, Residential Mortgage-Backed Securities — Non-Agency of $39,236 and Senior Loans of $(177,525).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks, residential mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Strategic Income Fund | Semiannual Report 2019

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,783,338,781)	$4,718,561,857
Affiliated issuers (cost $163,053,949)	163,045,990
Options purchased (cost $1,050,000)	771,620
Foreign currency (cost $9,106,024)	8,956,839
Cash collateral held at broker for:
Forward foreign currency exchange contracts	110,000
Swap contracts	1,546,000
Margin deposits on:
Futures contracts	14,125,287
Swap contracts	11,239,479
Unrealized appreciation on forward foreign currency exchange contracts	1,104,686
Unrealized appreciation on swap contracts	2,219,451
Upfront payments on swap contracts	2,869,889
Receivable for:
Investments sold	27,333,995
Investments sold on a delayed delivery basis	684,780
Capital shares sold	10,614,754
Dividends	477,221
Interest	40,357,566
Foreign tax reclaims	446,296
Variation margin for futures contracts	1,951,164
Prepaid expenses	10,881
Trustees’ deferred compensation plan	268,179
Other assets	128,873
Total assets	5,006,824,807
Liabilities
Due to custodian	133,452
Unrealized depreciation on forward foreign currency exchange contracts	777,030
Unrealized depreciation on swap contracts	1,315,085
Upfront receipts on swap contracts	1,527,771
Payable for:
Investments purchased	36,229,111
Investments purchased on a delayed delivery basis	598,780,597
Capital shares purchased	10,521,202
Variation margin for futures contracts	99,961
Variation margin for swap contracts	6,540,456
Management services fees	66,794
Distribution and/or service fees	14,811
Transfer agent fees	357,520
Compensation of board members	59,077
Compensation of chief compliance officer	266
Other expenses	181,800
Trustees’ deferred compensation plan	268,179
Total liabilities	656,873,112
Net assets applicable to outstanding capital stock	$4,349,951,695
Represented by
Paid in capital	4,392,043,677
Total distributable earnings (loss) (Note 2)	(42,091,982)
Total - representing net assets applicable to outstanding capital stock	$4,349,951,695
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	47

Statement of Assets and Liabilities  (continued)
February 28, 2019 (Unaudited)
Class A
Net assets	$1,034,601,318
Shares outstanding	175,473,770
Net asset value per share	$5.90
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$6.19
Advisor Class
Net assets	$211,688,047
Shares outstanding	36,562,256
Net asset value per share	$5.79
Class C
Net assets	$278,077,554
Shares outstanding	47,161,350
Net asset value per share	$5.90
Institutional Class
Net assets	$2,360,739,742
Shares outstanding	407,273,257
Net asset value per share	$5.80
Institutional 2 Class
Net assets	$251,179,455
Shares outstanding	43,306,197
Net asset value per share	$5.80
Institutional 3 Class
Net assets	$205,560,067
Shares outstanding	35,566,034
Net asset value per share	$5.78
Class R
Net assets	$8,105,512
Shares outstanding	1,365,386
Net asset value per share	$5.94
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Strategic Income Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,358,849
Dividends — affiliated issuers	2,348,845
Interest	106,254,698
Total income	113,962,392
Expenses:
Management services fees	11,906,071
Distribution and/or service fees
Class A	1,271,349
Class C	1,430,224
Class R	19,506
Class T	7
Transfer agent fees
Class A	506,899
Advisor Class	81,612
Class C	142,483
Institutional Class	1,150,850
Institutional 2 Class	74,872
Institutional 3 Class	8,900
Class R	3,892
Class T	2
Compensation of board members	34,536
Custodian fees	88,274
Printing and postage fees	159,641
Registration fees	190,321
Audit fees	26,413
Legal fees	47,189
Interest on collateral	46,620
Compensation of chief compliance officer	831
Other	93,897
Total expenses	17,284,389
Net investment income	96,678,003
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,841,104)
Investments — affiliated issuers	(10,204)
Foreign currency translations	419,713
Forward foreign currency exchange contracts	2,086,601
Futures contracts	10,360,606
Options contracts written	1,303,750
Swap contracts	3,725,274
Net realized loss	(1,955,364)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	17,029,512
Investments — affiliated issuers	10,204
Foreign currency translations	(260,012)
Forward foreign currency exchange contracts	(752,796)
Futures contracts	(2,730,928)
Options purchased	(278,380)
Options contracts written	(144,620)
Swap contracts	7,987,931
Net change in unrealized appreciation (depreciation)	20,860,911
Net realized and unrealized gain	18,905,547
Net increase in net assets resulting from operations	$115,583,550
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	49

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018
Operations
Net investment income	$96,678,003	$166,682,609
Net realized gain (loss)	(1,955,364)	35,506,185
Net change in unrealized appreciation (depreciation)	20,860,911	(156,479,237)
Net increase in net assets resulting from operations	115,583,550	45,709,557
Distributions to shareholders
Net investment income and net realized gains
Class A	(26,622,620)
Advisor Class	(4,374,314)
Class C	(6,411,096)
Institutional Class	(64,430,284)
Institutional 2 Class	(7,101,049)
Institutional 3 Class	(5,814,547)
Class R	(196,379)
Class T	(188)
Net investment income
Class A		(36,783,334)
Advisor Class		(4,542,419)
Class C		(8,829,242)
Institutional Class		(80,040,757)
Institutional 2 Class		(8,090,127)
Institutional 3 Class		(6,090,722)
Class K		(1,541)
Class R		(218,449)
Class T		(333)
Net realized gains
Class A		(10,886,907)
Advisor Class		(1,096,130)
Class C		(3,422,323)
Institutional Class		(20,637,145)
Institutional 2 Class		(1,834,492)
Institutional 3 Class		(1,513,560)
Class K		(868)
Class R		(67,029)
Class T		(99)
Total distributions to shareholders (Note 2)	(114,950,477)	(184,055,477)
Increase (decrease) in net assets from capital stock activity	(13,575,587)	822,626,469
Total increase (decrease) in net assets	(12,942,514)	684,280,549
Net assets at beginning of period	4,362,894,209	3,678,613,660
Net assets at end of period	$4,349,951,695	$4,362,894,209
Undistributed net investment income	$40,089,761	$29,869,724
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Strategic Income Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	17,556,685	102,094,565	44,188,454	265,433,665
Distributions reinvested	4,290,236	24,861,664	7,388,374	44,254,936
Redemptions	(26,253,295)	(152,599,289)	(52,463,421)	(314,442,008)
Net decrease	(4,406,374)	(25,643,060)	(886,593)	(4,753,407)
Advisor Class
Subscriptions	18,782,509	106,159,562	15,537,079	91,567,323
Distributions reinvested	730,072	4,162,657	951,595	5,592,213
Redemptions	(7,820,400)	(44,591,445)	(8,305,133)	(48,991,987)
Net increase	11,692,181	65,730,774	8,183,541	48,167,549
Class C
Subscriptions	3,749,186	21,819,651	13,698,047	82,517,615
Distributions reinvested	1,024,325	5,938,818	1,903,299	11,407,704
Redemptions	(9,591,488)	(55,787,211)	(18,608,161)	(111,201,437)
Net decrease	(4,817,977)	(28,028,742)	(3,006,815)	(17,276,118)
Institutional Class
Subscriptions	97,697,100	559,814,099	225,430,309	1,330,678,843
Distributions reinvested	9,665,354	55,114,176	15,128,358	89,046,746
Redemptions	(113,952,229)	(650,610,707)	(140,624,281)	(828,503,098)
Net increase (decrease)	(6,589,775)	(35,682,432)	99,934,386	591,222,491
Institutional 2 Class
Subscriptions	13,199,002	75,323,512	28,917,724	170,670,100
Distributions reinvested	1,244,978	7,098,560	1,686,660	9,917,976
Redemptions	(15,623,446)	(89,484,561)	(12,031,893)	(70,620,557)
Net increase (decrease)	(1,179,466)	(7,062,489)	18,572,491	109,967,519
Institutional 3 Class
Subscriptions	12,160,076	69,391,290	25,895,863	152,998,263
Distributions reinvested	597,136	3,394,521	645,851	3,784,883
Redemptions	(9,928,835)	(56,675,068)	(10,563,193)	(62,268,549)
Net increase	2,828,377	16,110,743	15,978,521	94,514,597
Class K
Distributions reinvested	—	—	359	2,162
Redemptions	—	—	(14,711)	(86,354)
Net decrease	—	—	(14,352)	(84,192)
Class R
Subscriptions	509,675	2,995,097	728,790	4,392,048
Distributions reinvested	27,547	160,677	36,709	221,196
Redemptions	(364,658)	(2,146,690)	(624,078)	(3,745,214)
Net increase	172,564	1,009,084	141,421	868,030
Class T
Redemptions	(1,650)	(9,465)	—	—
Net decrease	(1,650)	(9,465)	—	—
Total net increase (decrease)	(2,302,120)	(13,575,587)	138,902,600	822,626,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	51

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2019 (Unaudited)	$5.89	0.13	0.03	0.16	(0.11)	(0.04)	(0.15)
Year Ended 8/31/2018	$6.09	0.24	(0.18)	0.06	(0.20)	(0.06)	(0.26)
Year Ended 8/31/2017(f)	$5.97	0.20	0.06	0.26	(0.14)	—	(0.14)
Year Ended 10/31/2016	$5.79	0.22	0.15	0.37	(0.19)	—	(0.19)
Year Ended 10/31/2015	$6.13	0.23	(0.22)	0.01	(0.25)	(0.10)	(0.35)
Year Ended 10/31/2014	$6.27	0.25	0.03	0.28	(0.25)	(0.17)	(0.42)
Year Ended 10/31/2013	$6.41	0.26	(0.13)	0.13	(0.25)	(0.02)	(0.27)
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$5.79	0.13	0.03	0.16	(0.12)	(0.04)	(0.16)
Year Ended 8/31/2018	$5.99	0.25	(0.17)	0.08	(0.22)	(0.06)	(0.28)
Year Ended 8/31/2017(f)	$5.88	0.21	0.05	0.26	(0.15)	—	(0.15)
Year Ended 10/31/2016	$5.70	0.23	0.16	0.39	(0.21)	—	(0.21)
Year Ended 10/31/2015	$6.04	0.24	(0.21)	0.03	(0.27)	(0.10)	(0.37)
Year Ended 10/31/2014	$6.18	0.26	0.03	0.29	(0.26)	(0.17)	(0.43)
Year Ended 10/31/2013(h)	$6.34	0.27	(0.15)	0.12	(0.26)	(0.02)	(0.28)
Class C
Six Months Ended 2/28/2019 (Unaudited)	$5.89	0.11	0.03	0.14	(0.09)	(0.04)	(0.13)
Year Ended 8/31/2018	$6.09	0.19	(0.17)	0.02	(0.16)	(0.06)	(0.22)
Year Ended 8/31/2017(f)	$5.97	0.17	0.05	0.22	(0.10)	—	(0.10)
Year Ended 10/31/2016	$5.79	0.18	0.15	0.33	(0.15)	—	(0.15)
Year Ended 10/31/2015	$6.13	0.19	(0.22)	(0.03)	(0.21)	(0.10)	(0.31)
Year Ended 10/31/2014	$6.27	0.22	0.02	0.24	(0.21)	(0.17)	(0.38)
Year Ended 10/31/2013	$6.41	0.22	(0.13)	0.09	(0.21)	(0.02)	(0.23)
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$5.80	0.13	0.03	0.16	(0.12)	(0.04)	(0.16)
Year Ended 8/31/2018	$5.99	0.25	(0.16)	0.09	(0.22)	(0.06)	(0.28)
Year Ended 8/31/2017(f)	$5.88	0.22	0.04	0.26	(0.15)	—	(0.15)
Year Ended 10/31/2016	$5.70	0.23	0.16	0.39	(0.21)	—	(0.21)
Year Ended 10/31/2015	$6.04	0.24	(0.21)	0.03	(0.27)	(0.10)	(0.37)
Year Ended 10/31/2014	$6.18	0.27	0.02	0.29	(0.26)	(0.17)	(0.43)
Year Ended 10/31/2013	$6.33	0.27	(0.14)	0.13	(0.26)	(0.02)	(0.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Strategic Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2019 (Unaudited)	$5.90	2.83%	0.94% (c),(d)	0.94% (c),(d)	4.43% (c)	88%	$1,034,601
Year Ended 8/31/2018	$5.89	1.03%	0.94% (d)	0.94% (d),(e)	3.94%	152%	$1,059,907
Year Ended 8/31/2017(f)	$6.09	4.42%	0.95% (c),(g)	0.95% (c),(e),(g)	4.00% (c)	110%	$1,100,585
Year Ended 10/31/2016	$5.97	6.57%	1.03%	1.02% (e)	3.81%	168%	$1,770,085
Year Ended 10/31/2015	$5.79	0.25%	1.06%	1.03% (e)	3.94%	169%	$1,461,248
Year Ended 10/31/2014	$6.13	4.64%	1.04%	1.04% (e)	4.14%	124%	$1,313,683
Year Ended 10/31/2013	$6.27	2.01%	1.03%	1.03% (e)	4.10%	113%	$1,303,812
Advisor Class
Six Months Ended 2/28/2019 (Unaudited)	$5.79	2.83%	0.70% (c),(d)	0.70% (c),(d)	4.70% (c)	88%	$211,688
Year Ended 8/31/2018	$5.79	1.30%	0.69% (d)	0.69% (d),(e)	4.21%	152%	$143,983
Year Ended 8/31/2017(f)	$5.99	4.53%	0.71% (c),(g)	0.71% (c),(e),(g)	4.38% (c)	110%	$99,896
Year Ended 10/31/2016	$5.88	6.95%	0.77%	0.77% (e)	4.02%	168%	$53,447
Year Ended 10/31/2015	$5.70	0.52%	0.82%	0.78% (e)	4.20%	169%	$18,630
Year Ended 10/31/2014	$6.04	4.98%	0.79%	0.79% (e)	4.36%	124%	$5,683
Year Ended 10/31/2013(h)	$6.18	1.97%	0.80% (c)	0.79% (c),(e)	4.54% (c)	113%	$3,389
Class C
Six Months Ended 2/28/2019 (Unaudited)	$5.90	2.45%	1.69% (c),(d)	1.69% (c),(d)	3.67% (c)	88%	$278,078
Year Ended 8/31/2018	$5.89	0.28%	1.69% (d)	1.69% (d),(e)	3.19%	152%	$306,303
Year Ended 8/31/2017(f)	$6.09	3.78%	1.71% (c),(g)	1.71% (c),(e),(g)	3.33% (c)	110%	$334,829
Year Ended 10/31/2016	$5.97	5.78%	1.78%	1.77% (e)	3.05%	168%	$316,346
Year Ended 10/31/2015	$5.79	(0.49%)	1.81%	1.78% (e)	3.19%	169%	$219,782
Year Ended 10/31/2014	$6.13	4.00%	1.79%	1.66% (e)	3.52%	124%	$186,746
Year Ended 10/31/2013	$6.27	1.40%	1.78%	1.63% (e)	3.50%	113%	$221,063
Institutional Class
Six Months Ended 2/28/2019 (Unaudited)	$5.80	2.82%	0.69% (c),(d)	0.69% (c),(d)	4.68% (c)	88%	$2,360,740
Year Ended 8/31/2018	$5.80	1.47%	0.69% (d)	0.69% (d),(e)	4.20%	152%	$2,398,468
Year Ended 8/31/2017(f)	$5.99	4.53%	0.71% (c),(g)	0.71% (c),(e),(g)	4.42% (c)	110%	$1,881,221
Year Ended 10/31/2016	$5.88	6.95%	0.78%	0.77% (e)	4.05%	168%	$910,452
Year Ended 10/31/2015	$5.70	0.51%	0.81%	0.78% (e)	4.19%	169%	$574,482
Year Ended 10/31/2014	$6.04	4.97%	0.79%	0.79% (e)	4.39%	124%	$663,669
Year Ended 10/31/2013	$6.18	2.13%	0.78%	0.78% (e)	4.34%	113%	$755,920
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	53

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$5.80	0.13	0.03	0.16	(0.12)	(0.04)	(0.16)
Year Ended 8/31/2018	$6.00	0.25	(0.17)	0.08	(0.22)	(0.06)	(0.28)
Year Ended 8/31/2017(f)	$5.88	0.22	0.06	0.28	(0.16)	—	(0.16)
Year Ended 10/31/2016	$5.71	0.24	0.14	0.38	(0.21)	—	(0.21)
Year Ended 10/31/2015	$6.04	0.25	(0.21)	0.04	(0.27)	(0.10)	(0.37)
Year Ended 10/31/2014	$6.19	0.27	0.02	0.29	(0.27)	(0.17)	(0.44)
Year Ended 10/31/2013	$6.33	0.29	(0.14)	0.15	(0.27)	(0.02)	(0.29)
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$5.78	0.14	0.02	0.16	(0.12)	(0.04)	(0.16)
Year Ended 8/31/2018	$5.98	0.25	(0.17)	0.08	(0.22)	(0.06)	(0.28)
Year Ended 8/31/2017(f)	$5.87	0.22	0.05	0.27	(0.16)	—	(0.16)
Year Ended 10/31/2016	$5.69	0.24	0.15	0.39	(0.21)	—	(0.21)
Year Ended 10/31/2015	$6.03	0.25	(0.21)	0.04	(0.28)	(0.10)	(0.38)
Year Ended 10/31/2014	$6.17	0.27	0.03	0.30	(0.27)	(0.17)	(0.44)
Year Ended 10/31/2013(i)	$6.18	0.11	(0.02)	0.09	(0.10)	—	(0.10)
Class R
Six Months Ended 2/28/2019 (Unaudited)	$5.93	0.12	0.03	0.15	(0.10)	(0.04)	(0.14)
Year Ended 8/31/2018	$6.13	0.22	(0.17)	0.05	(0.19)	(0.06)	(0.25)
Year Ended 8/31/2017(f)	$6.01	0.19	0.06	0.25	(0.13)	—	(0.13)
Year Ended 10/31/2016	$5.82	0.21	0.16	0.37	(0.18)	—	(0.18)
Year Ended 10/31/2015	$6.16	0.22	(0.22)	0.00 (j)	(0.24)	(0.10)	(0.34)
Year Ended 10/31/2014	$6.30	0.24	0.02	0.26	(0.23)	(0.17)	(0.40)
Year Ended 10/31/2013	$6.44	0.25	(0.14)	0.11	(0.23)	(0.02)	(0.25)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	For the period from November 1, 2016 to August 31, 2017. During the period, the Fund’s fiscal year end was changed from October 31 to August 31.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
08/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(j)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Strategic Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total Return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 2/28/2019 (Unaudited)	$5.80	2.84%	0.65% (c),(d)	0.65% (c),(d)	4.72% (c)	88%	$251,179
Year Ended 8/31/2018	$5.80	1.35%	0.65% (d)	0.65% (d)	4.26%	152%	$257,953
Year Ended 8/31/2017(f)	$6.00	4.77%	0.66% (c),(g)	0.65% (c),(g)	4.41% (c)	110%	$155,372
Year Ended 10/31/2016	$5.88	6.87%	0.67%	0.67%	4.11%	168%	$103,204
Year Ended 10/31/2015	$5.71	0.80%	0.68%	0.68%	4.32%	169%	$12,231
Year Ended 10/31/2014	$6.04	4.92%	0.67%	0.67%	4.47%	124%	$4,193
Year Ended 10/31/2013	$6.19	2.39%	0.69%	0.69%	4.73%	113%	$1,563
Institutional 3 Class
Six Months Ended 2/28/2019 (Unaudited)	$5.78	2.88%	0.60% (c),(d)	0.60% (c),(d)	4.78% (c)	88%	$205,560
Year Ended 8/31/2018	$5.78	1.40%	0.60% (d)	0.60% (d)	4.31%	152%	$189,195
Year Ended 8/31/2017(f)	$5.98	4.65%	0.64% (c),(g)	0.63% (c),(g)	4.75% (c)	110%	$100,173
Year Ended 10/31/2016	$5.87	7.13%	0.62%	0.62%	4.24%	168%	$10,642
Year Ended 10/31/2015	$5.69	0.68%	0.64%	0.64%	4.35%	169%	$10,704
Year Ended 10/31/2014	$6.03	5.15%	0.63%	0.63%	4.50%	124%	$1,582
Year Ended 10/31/2013(i)	$6.17	1.57%	0.64% (c)	0.64% (c)	4.94% (c)	113%	$19
Class R
Six Months Ended 2/28/2019 (Unaudited)	$5.94	2.68%	1.19% (c),(d)	1.19% (c),(d)	4.19% (c)	88%	$8,106
Year Ended 8/31/2018	$5.93	0.77%	1.19% (d)	1.19% (d),(e)	3.70%	152%	$7,075
Year Ended 8/31/2017(f)	$6.13	4.18%	1.21% (c),(g)	1.21% (c),(e),(g)	3.83% (c)	110%	$6,443
Year Ended 10/31/2016	$6.01	6.45%	1.28%	1.27% (e)	3.54%	168%	$5,687
Year Ended 10/31/2015	$5.82	0.00% (j)	1.31%	1.28% (e)	3.69%	169%	$2,439
Year Ended 10/31/2014	$6.16	4.35%	1.29%	1.29% (e)	3.88%	124%	$1,629
Year Ended 10/31/2013	$6.30	1.74%	1.29%	1.29% (e)	3.92%	113%	$1,220
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund | Semiannual Report 2019	55

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares were subject to a maximum front-end sales charge of 2.50% per transaction and were required to be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., were specifically authorized to sell Class T shares. Effective at the close of business on December 14, 2018, Class T shares merged, in a tax-free transaction, into Class A shares of the Fund and are no longer offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
56	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Columbia Strategic Income Fund | Semiannual Report 2019	57

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
58	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Columbia Strategic Income Fund | Semiannual Report 2019	59

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a
60	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange
Columbia Strategic Income Fund | Semiannual Report 2019	61

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage interest rate market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
62	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,133,945*
Credit risk	Upfront payments on swap contracts	2,869,889
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,104,686
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,010,920*
Interest rate risk	Investments, at value — Options purchased	771,620
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,412,882*
Total		11,303,942

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,775,970*
Credit risk	Upfront receipts on swap contracts	1,527,771
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	777,030
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	7,012,402*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,020,961*
Total		17,114,134

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	3,782,695	3,782,695
Foreign exchange risk	2,086,601	—	—	—	2,086,601
Interest rate risk	—	10,360,606	1,303,750	(57,421)	11,606,935
Total	2,086,601	10,360,606	1,303,750	3,725,274	17,476,231

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	3,056,527	3,056,527
Foreign exchange risk	(752,796)	—	—	—	—	(752,796)
Interest rate risk	—	(2,730,928)	(144,620)	(278,380)	4,931,404	1,777,476
Total	(752,796)	(2,730,928)	(144,620)	(278,380)	7,987,931	4,081,207
Columbia Strategic Income Fund | Semiannual Report 2019	63

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended February 28, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	257,723,255
Futures contracts — short	1,992,369,328
Credit default swap contracts — buy protection	228,580,800
Credit default swap contracts — sell protection	10,000,000

Derivative instrument	Average value ($)*
Options contracts — purchased	385,810
Options contracts — written	(1,330,181)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,058,716	(584,067)
Interest rate swap contracts	1,773,757	(6,024,581)

*	Based on the ending quarterly outstanding amounts for the six months ended February 28, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
64	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Strategic Income Fund | Semiannual Report 2019	65

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2019:
	Citi ($)	Credit Suisse ($)	Goldman Sachs ($)	Goldman Sachs International ($)	JPMorgan ($)	Morgan Stanley(a) ($)	Morgan Stanley(a) ($)	Standard Chartered Bank ($)	TD Securities ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	363,339	116,436	-	-	163,515	-	-	461,396	1,104,686
Options purchased calls	771,620	-	-	-	-	-	-	-	-	771,620
OTC credit default swap contracts (b)	2,111,743	-	-	-	-	-	-	-	-	2,111,743
OTC interest rate swap contracts (b)	-	-	-	-	1,085,506	-	-	-	-	1,085,506
Total assets	2,883,363	363,339	116,436	-	1,085,506	163,515	-	-	461,396	5,073,555
Liabilities
Centrally cleared credit default swap contracts (c)	-	-	-	-	-	-	6,281,148	-	-	6,281,148
Centrally cleared interest rate swap contracts (c)	-	-	-	-	-	-	259,308	-	-	259,308
Forward foreign currency exchange contracts	-	185,964	499,212	-	24,802	-	-	25,106	41,946	777,030
OTC credit default swap contracts (b)	-	393,826	-	-	-	-	-	-	-	393,826
OTC interest rate swap contracts (b)	-	-	-	276,049	-	280,890	-	-	-	556,939
Total liabilities	-	579,790	499,212	276,049	24,802	280,890	6,540,456	25,106	41,946	8,268,251
Total financial and derivative net assets	2,883,363	(216,451)	(382,776)	(276,049)	1,060,704	(117,375)	(6,540,456)	(25,106)	419,450	(3,194,696)
Total collateral received (pledged) (d)	2,883,363	(216,451)	-	(276,049)	680,000	(117,375)	(6,540,456)	(25,106)	-	(3,612,074)
Net amount (e)	-	-	(382,776)	-	380,704	-	-	-	419,450	417,378

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
66	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Income Fund | Semiannual Report 2019	67

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.562% of the Fund’s average daily net assets.
68	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.10
Class T	0.02 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2019, no minimum account balance fees were charged by the Fund.
Columbia Strategic Income Fund | Semiannual Report 2019	69

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class C, Class R and Class T shares of the Fund, respectively. As a result of all Class T shares of the Fund being redeemed or converted to Class A shares, December 14, 2018 was the last day the Fund paid a distribution and shareholder services fee for Class T shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended February 28, 2019, if any, are listed below:
Amount ($)
Class A	498,343
Class C	19,484
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	January 1, 2019 through December 31, 2019	Prior to January 1, 2019
Class A	1.05%	1.05%
Advisor Class	0.80	0.80
Class C	1.80	1.80
Institutional Class	0.80	0.80
Institutional 2 Class	0.76	0.75
Institutional 3 Class	0.71	0.71
Class R	1.30	1.30
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
70	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,950,313,000	53,174,000	(126,161,000)	(72,987,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2018 as arising on September 1, 2018.
Late year ordinary losses ($)	Post-October capital losses ($)
—	8,243,644
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,355,628,435 and $3,967,105,601, respectively, for the six months ended February 28, 2019, of which $3,083,349,074 and $2,829,965,546, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Strategic Income Fund | Semiannual Report 2019	71

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have
72	Columbia Strategic Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At February 28, 2019, one unaffiliated shareholder of record owned 11.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 31.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Strategic Income Fund | Semiannual Report 2019	73

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
74	Columbia Strategic Income Fund | Semiannual Report 2019

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Income Fund | Semiannual Report 2019	75

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Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR232_08_J01_(04/19)

SemiAnnual Report
February 28, 2019
Multi-Manager International Equity Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
Volatility exists in financial markets and this is not a comfortable fact of life. How investors deal with this reality, including how they react to short term spikes in volatility as well as to longer periods of increased or decreased volatility, may have a significant impact on their overall investing success.
Too often, investors change their investment strategy based on something that’s happening at a moment in time rather than thinking about how that change in strategy might affect their ability to achieve their longer term financial goals. Emotion replaces logic and reasoning. Investors may sell in reaction to a market drop (fear or panic), locking in low returns which means they won’t be invested when the market returns, or they invest more at a market peak (greed or conviction), essentially when it is expensive to do so. In both cases, selling and buying at the exact wrong time.
We believe the best outcomes come from a consistent approach to investing. Here are five areas where advisors can help us overcome the tendency to react emotionally as we struggle to make the right choices with our investments:
Long-term focus
The further away long-term goals, aspirations and objectives are, the easier it is to stray away from the goals and priorities that we set out. Advisors help us stay focused on what we want to accomplish.
Discipline through up-and-down markets
Advisors help set rules to prevent us from making rash decisions that we may regret later. Knowing ahead of time what you should do in case of certain situations will help you get through volatile markets and not make emotional decisions.
Tax-awareness
Taxes are one of the biggest drags on investment returns and are critical attributes of investing. Yet few of us take the necessary steps to ease the corrosive effect of taxes. Advisors have tools and knowledge that may help us to manage portfolios more tax-efficiently and keep more of what we earn.
Emotional objectivity
Our emotions are very hard to manage and making investment decisions in an emotional state can lead to exceedingly bad outcomes. An objective advisor can help prevent some of the reactionary mistakes emotions often lead us to.
Education and guidance
The role of the advisor is to teach and guide us toward achieving our financial goals. In terms of working through emotions, guidance is by far the most important component.
By understanding our own behaviors and biases, we can prepare for future challenges. Your success is our priority. Talk to your advisor about how working with Columbia Threadneedle Investments may help you stay the course and position your portfolio for consistent, sustainable outcomes, regardless of market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Multi-Manager International Equity Strategies Fund   |  Semiannual Report 2019

Multi-Manager International Equity Strategies Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
Multi-Manager International Equity Strategies Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Arrowstreet Capital
Peter Rathjens, Ph.D.
John Capeci, Ph.D.
Tuomo Vuolteenaho, Ph.D.
Manolis Liodakis, Ph.D., M.B
Baillie Gifford Overseas Limited
Jonathan Bates
Donald Farquharson, CFA
Angus Franklin
Andrew Stobart
Andrew Strathdee, Ph.D.
Jenny Tabberer
Tom Walsh, CFA
Causeway Capital Management LLC
Sarah Ketterer, M.B.A.
Harry Hartford
James Doyle, M.B.A.
Conor Muldoon, CFA, M.B.A
Alessandro Valentini, CFA, M.B.A.
Jonathan Eng, M.B.A.
Foster Corwith, CFA, M.B.A.
Ellen Lee, M.B.A.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended February 28, 2019)
	Inception	6 Months cumulative	Life
Institutional Class	05/17/18	-3.55	-6.74
MSCI EAFE Index (Net)		-3.58	-7.11
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at February 28, 2019)
SAP SE (Germany)	1.9
Prudential PLC (United Kingdom)	1.9
Takeda Pharmaceutical Co., Ltd. (Japan)	1.6
Roche Holding AG, Genusschein Shares (Switzerland)	1.6
UniCredit SpA (Italy)	1.5
Volkswagen AG (Germany)	1.5
MercadoLibre, Inc. (Argentina)	1.4
Linde PLC (United Kingdom)	1.3
Nestlé SA, Registered Shares (Switzerland)	1.2
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	1.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at February 28, 2019)
Communication Services	7.7
Consumer Discretionary	11.8
Consumer Staples	6.2
Energy	4.2
Financials	21.2
Health Care	10.2
Industrials	17.6
Information Technology	9.0
Materials	8.4
Real Estate	0.7
Utilities	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at February 28, 2019)
Argentina	1.3
Australia	2.0
Austria	0.0 (a)
Belgium	0.2
Brazil	0.6
Canada	4.1
Chile	0.0 (a)
China	3.4
Denmark	1.7
Finland	1.4
France	5.8
Germany	9.7
Greece	0.0 (a)
Guernsey	0.0 (a)
Hong Kong	2.2
Ireland	1.6
Israel	0.2
Italy	3.0
Japan	16.3
Jersey	0.5
Luxembourg	0.0 (a)
Netherlands	4.3
Norway	0.3
Panama	0.4
Peru	0.5
Poland	0.0 (a)
Portugal	0.1
Russian Federation	0.4
Singapore	0.5
South Africa	0.9
South Korea	3.1
Spain	2.3
Sweden	2.1
Switzerland	7.3
Taiwan	1.1
Turkey	0.1
United Kingdom	20.2
United States(b)	2.4
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
September 1, 2018 — February 28, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Institutional Class	1,000.00	1,000.00	964.50	1,019.69	5.02	5.16	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
4	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments
February 28, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Argentina 1.3%
MercadoLibre, Inc.	54,924	25,198,582
Australia 2.0%
Accent Group Ltd.	153,108	166,223
Adelaide Brighton Ltd.	100,865	340,732
AGL Energy Ltd.	70,135	1,056,233
Altium Ltd.	5,488	128,623
Aristocrat Leisure Ltd.	48,196	841,884
ASX Ltd.	12,517	620,096
Aurizon Holdings Ltd.	413,814	1,327,674
Austal Ltd.	4,857	7,654
BHP Group Ltd.	264,192	6,977,682
BlueScope Steel Ltd.	9,408	89,433
Boral Ltd.	200,306	706,857
Brambles Ltd.	115,735	966,137
Caltex Australia Ltd.	1,573	31,896
Charter Hall Retail REIT	96,937	312,851
Cleanaway Waste Management Ltd.	236,073	362,876
Coca-Cola Amatil Ltd.	102,877	581,724
Cochlear Ltd.	51,805	6,268,380
Computershare Ltd.	72,195	883,165
Crown Resorts Ltd.	76,413	621,898
CSL Ltd.	20,395	2,795,190
CSL Ltd. ADR	2,600	178,061
G8 Education Ltd.	164,731	365,627
Genworth Mortgage Insurance Australia Ltd.	32,229	60,390
Hotel Property Investments	12,222	27,570
IRESS Ltd.	66,175	563,950
LendLease Group	79,097	722,951
Link Administration Holdings Ltd.	19,238	103,752
Medibank Pvt Ltd.	544,569	1,097,623
Newcrest Mining Ltd.	39,563	680,387
Pinnacle Investment Management Group Ltd.	44,745	161,822
QBE Insurance Group Ltd.	80,912	710,313
Reject Shop Ltd. (The)(a)	68,607	131,886
Rio Tinto Ltd.	52,546	3,581,357
Scentre Group	808,720	2,224,323
Common Stocks (continued)
Issuer	Shares	Value ($)
South32 Ltd.	197,950	553,351
Spark Infrastructure Group	115,323	190,905
Steadfast Group Ltd.	40,925	90,711
Sydney Airport	103,238	527,515
Vicinity Centres	297,342	519,550
Total		37,579,252
Austria 0.0%
Palfinger AG(a)	5,002	142,238
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,683	474,634
Total		616,872
Belgium 0.2%
Anheuser-Busch InBev SA/NV	20,614	1,607,318
Barco NV	851	129,901
Bekaert SA	5,472	145,396
Telenet Group Holding NV	2,175	98,166
UCB SA	25,400	2,128,705
Total		4,109,486
Brazil 0.6%
B3 SA - Brasil Bolsa Balcao	93,900	823,967
Cielo SA	26,000	75,865
Cielo SA ADR	21,831	64,729
Direcional Engenharia SA	66,000	153,045
Itaú Unibanco Holding SA, ADR	647,115	6,082,881
Kroton Educacional SA	1,389,100	4,034,738
Marisa Lojas SA(a)	12,000	19,680
Total		11,254,905
Canada 4.1%
Canadian Imperial Bank of Commerce	58,592	4,970,269
Constellation Software, Inc.	15,290	13,056,599
EnCana Corp.	1,905,158	13,985,202
Fairfax Financial Holdings Ltd.	26,172	12,957,820
Gildan Activewear, Inc.	324,895	11,618,647
Manulife Financial Corp.	943,476	15,945,063
Ritchie Bros. Auctioneers, Inc.	130,926	4,909,725
Wajax Corp.	15,000	214,522
Total		77,657,847
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	5

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chile 0.0%
Cencosud SA	218,954	407,644
China 3.4%
Alibaba Group Holding Ltd., ADR(a)	78,959	14,451,866
Baidu, Inc., ADR(a)	85,895	13,961,373
China Mobile Ltd.	1,807,000	19,086,391
China Petroleum & Chemical Corp. ADR	7,200	617,760
Tencent Holdings Ltd.	259,400	11,108,351
Tencent Music Entertainment Group, ADR(a)	209,837	3,781,263
Total		63,007,004
Denmark 1.6%
Carlsberg A/S, Class B	12,803	1,550,956
Danske Bank A/S	100,565	2,000,767
DSV A/S	137,975	11,476,619
H Lundbeck A/S	2,920	133,550
ISS A/S	19,437	606,578
Netcompany Group AS(a)	3,184	116,160
Nordic Waterproofing Holding AS(b)	17,451	159,848
Novo Nordisk A/S, ADR	30,893	1,512,212
Novo Nordisk A/S, Class B	119,521	5,864,580
Novozymes AS, Class B	125,481	5,696,943
Pandora A/S	4,475	234,824
Vestas Wind Systems A/S	17,211	1,432,643
William Demant Holding AS(a)	5,358	160,919
Total		30,946,599
Finland 1.4%
Cargotec OYJ, Class B	12,481	446,338
Citycon OYJ	194,911	375,119
Elisa OYJ	5,736	240,685
Kemira OYJ	19,983	267,301
Kesko OYJ, Class A	1,234	68,216
Kesko OYJ, Class B	10,627	634,361
KONE OYJ, Class B	202,986	9,921,184
Nokia OYJ	636,117	3,846,396
Nordea Bank(a)	288,672	2,626,470
Rovio Entertainment Oyj(b)	18,955	117,720
Sampo OYJ, Class A	119,268	5,741,187
Stora Enso OYJ, Class R	65,142	873,218
Common Stocks (continued)
Issuer	Shares	Value ($)
Tieto OYJ	11,392	336,903
UPM-Kymmene OYJ	41,904	1,264,041
Total		26,759,139
France 5.8%
Airbus Group SE	20,130	2,601,083
AXA SA	170,859	4,332,887
Beneteau SA	4,938	59,200
BNP Paribas SA	281,396	14,420,921
Carrefour SA	66,374	1,358,947
Cie de Saint-Gobain	99,575	3,585,860
Cie Generale des Etablissements Michelin CSA	11,871	1,424,531
CNP Assurances	44,897	1,037,703
Danone SA	120,321	9,077,861
Dassault Systemes	15,415	2,255,721
Edenred	307,432	13,644,839
Electricite de France SA	131,787	1,914,236
Engie SA	290,857	4,383,565
EssilorLuxottica SA	48,817	5,910,835
EssilorLuxottica SA	26,147	3,137,664
Faurecia SA	4,798	228,887
Ipsen SA	11,327	1,566,681
Kering SA	8,306	4,535,819
Legrand SA	116,578	7,690,891
L’Oreal SA	7,646	1,929,851
LVMH Moet Hennessy Louis Vuitton SE	9,528	3,272,961
Peugeot SA	34,993	889,990
Renault SA	16,193	1,109,359
Rexel SA	16,496	205,646
Sanofi	47,975	4,010,831
Sartorius Stedim Biotech	7,891	928,976
Societe Generale SA	21,977	674,939
Societe Generale SA, ADR	111,100	674,377
STMicroelectronics NV	88,030	1,438,863
Total SA	82,804	4,708,326
Ubisoft Entertainment SA(a)	3,033	219,068
Unibail-Rodamco-Westfield (a)	7,693	1,242,556
Veolia Environnement SA	49,471	1,086,026
Vivendi SA	119,057	3,480,328
Total		109,040,228

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.1%
Adidas AG	14,161	3,440,545
Adidas AG ADR	884	107,547
ADVA Optical Networking SE(a)	7,726	74,258
Allianz SE, Registered Shares	28,200	6,274,080
BASF SE	266,872	20,335,042
Bayer AG, Registered Shares	72,019	5,757,195
Beiersdorf AG	536	49,725
Continental AG	46,250	7,575,413
Covestro AG	39,028	2,225,834
Deutsche Boerse AG	140,136	17,709,074
Deutsche Lufthansa AG, ADR	5,300	135,415
Deutsche Lufthansa AG, Registered Shares	38,549	984,377
Deutsche Post AG	360,790	11,211,591
Deutsche Telekom AG, Registered Shares	11,491	189,325
E.ON SE	364,801	4,018,720
Elringklinger	24,831	180,762
Evonik Industries AG	11,620	327,125
HeidelbergCement AG	14,985	1,101,768
Hugo Boss AG	16,714	1,236,117
Infineon Technologies AG	15,059	330,672
Koenig & Bauer AG	4,760	220,144
Merck KGaA	11,484	1,185,811
MTU Aero Engines AG	42,227	9,053,858
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	6,279	1,479,117
OSRAM Licht AG	10,788	467,518
ProSiebenSat.1 Media AG	21,615	394,359
RWE AG	123,805	3,022,038
SAP SE	320,499	34,340,741
Scout24 AG(b)	193,071	10,167,873
Siemens AG, Registered Shares	74,387	8,133,698
Software AG	12,215	446,690
TUI AG	4,117	43,879
Wacker Chemie AG	352	36,058
Wacker Neuson SE	6,277	143,652
Total		152,400,021
Greece 0.0%
Holding Co. ADMIE IPTO SA	15,503	30,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Guernsey 0.0%
Regional REIT Ltd.(b)	28,380	38,244
Hong Kong 2.2%
AIA Group Ltd.	1,835,200	18,315,907
China Merchants Port Holdings Co., Ltd.	2,132,000	4,479,689
CNOOC Ltd. ADR	8,014	1,392,112
Hang Lung Group Ltd.	106,000	333,092
Hang Lung Properties Ltd.	316,000	746,087
Hang Lung Properties Ltd., ADR	4,500	53,325
Hong Kong Exchanges and Clearing Ltd.	337,680	11,639,559
Hysan Development Co., Ltd.	57,000	301,001
Li & Fung Ltd.	646,000	112,872
Link REIT (The)	86,000	972,761
Newocean Energy Holdings Ltd.	346,000	107,466
Spring Real Estate Investment Trust	754,000	336,189
Sun Hung Kai Properties Ltd., ADR	8,601	142,476
Swire Pacific Ltd., Class A	163,500	1,945,075
Wheelock & Co., Ltd.	59,000	399,811
Total		41,277,422
Ireland 1.6%
CRH PLC	260,065	8,216,402
CRH PLC, ADR	20,347	645,814
Kingspan Group PLC	204,934	9,664,411
Ryanair Holdings PLC, ADR(a)	144,431	10,765,887
Total		29,292,514
Israel 0.2%
Bank Hapoalim BM	44,263	304,702
Check Point Software Technologies Ltd.(a)	5,123	626,543
Israel Chemicals Ltd.	192,878	1,080,295
NiCE Ltd.(a)	801	94,147
NiCE Ltd., ADR(a)	9,200	1,082,748
Total		3,188,435
Italy 3.0%
A2A SpA	744,491	1,319,347
ACEA SpA	14,581	230,534
Assicurazioni Generali SpA	138,168	2,466,612
ASTM SpA	13,857	363,306
Buzzi Unicem SpA(a)	8,591	107,490

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cementir Holding SpA	35,179	244,888
Datalogic SpA	10,843	293,534
Enel SpA	1,246,646	7,543,742
ENI SpA	331,862	5,724,804
ENI SpA, ADR	79,083	2,732,318
Esprinet SpA	31,754	126,596
Fiat Chrysler Automobiles NV(a)	114,297	1,687,751
Immobiliare Grande Distribuzione SIIQ SpA(a)	37,192	263,681
Iren SpA	178,839	444,677
Italgas SpA	14,165	85,812
Leonardo-Finmeccanica SpA	17,109	172,538
Piaggio & C SpA	67,193	171,200
Reply SpA	1,049	62,940
SAES Getters SpA	11,225	286,639
Telecom Italia SpA(a)	2,529,846	1,541,803
Telecom Italia SpA, ADR(a)	4,048	24,409
Telecom Italia SpA, Savings Shares(a)	231,265	126,028
Terna Rete Elettrica Nazionale SpA	223,824	1,392,090
UniCredit SpA	2,065,652	28,115,010
Unipol Gruppo SpA	74,570	339,872
UnipolSai SpA	148,489	370,902
Total		56,238,523
Japan 16.3%
Advantest Corp.	25,100	593,052
AGC, Inc.	8,000	278,178
Ahresty Corp.	23,900	146,723
Air Water, Inc.	21,300	341,395
Aisin Seiki Co., Ltd.	7,900	310,296
Alpha Corp.(a)	3,000	36,845
Alpha Systems, Inc.	7,100	169,094
Amada Holdings Co., Ltd.	52,900	556,942
Amiyaki Tei Co., Ltd.	1,400	45,844
Asahi Diamond Industrial Co., Ltd.	40,400	284,094
Asahi Group Holdings Ltd.	32,700	1,415,627
Astellas Pharma, Inc.	222,100	3,443,576
Brother Industries Ltd.	26,900	492,631
CAC Holdings Corp.	18,500	228,515
Canon Electronics, Inc.(a)	13,900	227,016
Canon, Inc.	33,900	973,699
Common Stocks (continued)
Issuer	Shares	Value ($)
Central Glass Co., Ltd.	19,900	467,903
Central Japan Railway Co.	6,200	1,391,298
Chubu Electric Power Co., Inc.	26,200	412,654
Chugai Pharmaceutical Co., Ltd.	400	27,227
Daido Metal Co., Ltd.	25,700	180,961
Dai-ichi Life Holdings, Inc.	221,500	3,375,224
Dai-ichi Seiko Co., Ltd.	8,900	80,836
Dainippon Sumitomo Pharma Co., Ltd.	7,200	177,959
Daito Pharmaceutical Co., Ltd.	4,000	104,792
Daitron Co., Ltd.	17,700	278,934
Daiwabo Holdings Co., Ltd.	7,200	407,898
Denso Corp.	141,300	6,087,285
East Japan Railway Co.	181,400	17,375,757
EF-ON, INC.	25,900	198,427
Eisai Co., Ltd.	3,300	272,725
Enigmo, Inc.(a)	6,400	121,764
ESPEC Corp.	25,400	474,978
FANUC Corp.	96,500	15,987,119
Ferrotec Holdings Corp.	47,100	444,032
Focus Systems Corp.(a)	12,300	108,320
F-Tech, Inc.	11,100	97,217
Fuji Electric Co., Ltd.	5,300	167,350
Fuji Soft, Inc.	4,000	166,726
FUJIFILM Holdings Corp.	18,000	806,366
Fujimi, Inc.	10,700	228,774
Fujitsu Ltd.	13,100	884,100
Furukawa Electric Co., Ltd.	11,400	352,033
Futaba Corp.	16,900	271,560
Godo Steel Ltd.	6,200	96,228
GS Yuasa Corp.	21,800	438,130
G-Tekt Corp.	6,900	106,514
Hagiwara Electric Holdings Co., Ltd.(a)	6,000	161,672
Hakuto Co., Ltd.(a)	22,800	250,019
Hamakyorex Co., Ltd.(a)	6,400	261,270
Hankyu Hanshin Holdings, Inc.	10,900	395,705
Hanwa Co., Ltd.	10,600	315,247
Hino Motors Ltd.	77,500	713,910
Hioki EE Corp.(a)	7,500	296,127
Hirakawa Hewtech Corp.(a)	8,900	126,087

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hitachi Capital Corp.	500	11,863
Hitachi Chemical Co., Ltd.	53,900	981,035
Hitachi High-Technologies Corp.	3,000	114,672
Hitachi Ltd.	141,200	4,244,524
Hitachi Ltd., ADR	800	48,192
Hogy Medical Co., Ltd.	3,000	103,667
Hokuetsu Corp.	32,700	182,088
Horiba Ltd.	6,400	325,264
Hosokawa Micron Corp.	3,100	135,541
Howa Machinery Ltd.	33,100	257,001
Hoya Corp.	42,400	2,592,228
Hoya Corp. ADR	16,200	994,680
Ichiken Co., Ltd.	6,600	115,788
Icom, Inc.	14,800	307,492
IHI Corp.	6,300	166,289
Ines Corp.	5,300	61,979
Inpex Corp.	109,100	1,058,243
Inter Action Corp.(a)	9,900	148,659
ITOCHU ENEX Co., Ltd.	13,400	113,410
ITOCHU Techno-Solutions Corp.	10,200	240,471
Iwasaki Electric Co., Ltd.	7,900	98,602
Japan Airlines Co., Ltd.	255,500	9,327,283
Japan Exchange Group, Inc.	724,900	12,831,860
Japan Post Holdings Co., Ltd.	371,800	4,519,582
Japan Tobacco, Inc. ADR	27,239	346,208
JBCC Holdings, Inc.	7,300	104,985
JFE Holdings, Inc.	29,900	522,683
JTEKT Corp.	5,800	72,267
JXTG Holdings, Inc.	128,600	600,771
Kamigumi Co., Ltd.	4,700	109,177
Kaneka Corp.	2,100	82,358
Kansai Electric Power Co., Inc. (The)	27,700	414,765
Kao Corp.	17,400	1,319,226
Kato Works Co., Ltd.	9,200	224,604
Kawasaki Heavy Industries Ltd.	29,500	760,136
KDDI Corp.	614,500	14,852,274
Keio Corp.	4,300	252,674
Kintetsu World Express, Inc.	7,900	125,639
Komatsu Ltd.	69,000	1,694,220
Common Stocks (continued)
Issuer	Shares	Value ($)
Komori Corp.	19,500	212,549
Kumagai Gumi Co., Ltd.	2,100	66,827
KYB Corp.(a)	10,100	266,546
Kyocera Corp.	14,800	817,756
Kyokuyo Co., Ltd.	7,800	210,716
Kyosan Electric Manufacturing Co., Ltd.(a)	57,000	206,026
Kyowa Hakko Kirin Co., Ltd.	19,400	370,740
Kyushu Electric Power Co., Inc.	101,600	1,209,087
Makino Milling Machine Co., Ltd.(a)	4,900	197,933
Mani, Inc.	2,100	97,601
Marubeni Corp.	216,700	1,548,197
Max Co., Ltd.(a)	14,500	203,582
Mazda Motor Corp. ADR	23,500	137,123
Mimaki Engineering Co., Ltd.(a)	12,700	82,106
Mitsuba Corp.(a)	9,400	58,706
Mitsubishi Chemical Holdings Corp.	164,900	1,219,467
Mitsubishi Corp.	117,800	3,326,471
Mitsubishi Electric Corp.	129,000	1,617,358
Mitsubishi Heavy Industries Ltd.	47,300	1,928,915
Mitsubishi UFJ Financial Group, Inc.	415,400	2,155,672
Mitsui & Co., Ltd.	62,600	985,274
Mitsui E&S Holdings Co., Ltd.(a)	13,000	143,656
MS&AD Insurance Group Holdings, Inc.	106,500	3,206,079
Nachi-Fujikoshi Corp.(a)	8,000	315,927
Nagano Keiki Co., Ltd.	27,000	191,958
NET One Systems Co., Ltd.	27,600	646,418
Nichicon Corp.	60,800	545,663
Nichiden Corp.(a)	7,900	112,367
NichiiGakkan Co., Ltd.	12,700	139,670
Nichirin Co., Ltd.	10,100	171,548
Nidec Corp.	81,800	9,920,720
Nikkiso Co., Ltd.(a)	23,700	271,836
Nikkon Holdings Co., Ltd.(a)	11,800	298,605
Nippon Chemi-Con Corp.	6,500	115,070
Nippon Electric Glass Co., Ltd.	11,100	300,619
Nippon Express Co., Ltd.	8,100	479,017
Nippon Hume Corp.	24,100	177,862
Nippon Sheet Glass Co., Ltd.	18,400	152,954
Nippon Signal Company Ltd.	43,700	394,913

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nippon Telegraph & Telephone Corp.	57,100	2,468,014
Nippon Telegraph & Telephone Corp., ADR	3,200	138,736
Nisshinbo Holdings, Inc.	14,500	123,947
Nitto Denko Corp.	13,500	723,049
Nomura Holdings, Inc.	137,600	536,327
NS United Kaiun Kaisha Ltd.(a)	3,500	80,830
NTN Corp.	91,600	288,421
NTT Data Corp.	111,900	1,225,566
NTT DoCoMo, Inc.	71,200	1,657,526
Obayashi Corp.	107,000	1,042,965
Okabe Co., Ltd.	22,200	195,157
Oki Electric Industry Co., Ltd.	26,300	310,120
Olympus Corp.	12,400	550,648
Olympus Corp., ADR	2,700	119,610
Ono Pharmaceutical Co., Ltd.	41,100	845,255
OPT Holding, Inc.	14,100	215,297
Oracle Corp. Japan	1,500	112,183
Organo Corp.(a)	5,700	161,963
ORIX Corp.	129,700	1,877,872
Osaki Electric Co., Ltd.	8,500	54,138
Otsuka Holdings Co., Ltd.	31,600	1,318,643
Panasonic Corp.	169,100	1,562,774
Poletowin Pitcrew Holdings, Inc.	4,500	36,494
Renesas Electronics Corp.(a)	100,500	590,659
Ricoh Co., Ltd.	97,800	995,259
Riken Keiki Co., Ltd.	15,000	296,793
Riso Kagaku Corp.(a)	6,800	113,449
Ryobi Ltd.	9,000	221,213
Ryoden Corp.	23,900	317,214
Sakai Heavy Industries Ltd.	10,100	215,399
Sanken Electric Co., Ltd.	9,200	180,110
Sanoh Industrial Co., Ltd.(a)	9,900	49,492
Sanyo Trading Co., Ltd.(a)	3,100	58,918
SCREEN Holdings Co., Ltd.	9,800	392,302
Seibu Holdings, Inc.	19,300	343,630
Seika Corp.(a)	17,800	245,423
Seiko Epson Corp.	46,300	685,798
Seiko Holdings Corp.	13,800	337,542
Seino Holdings Corp.	39,900	564,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Senshu Electric Co., Ltd.	2,000	49,565
Seven & I Holdings Co., Ltd.	33,600	1,478,792
SG Holdings Co., Ltd.	19,300	566,616
Shibaura Electronics Co., Ltd.	2,700	94,377
Shibaura Mechatronics Corp.	2,100	72,281
Shimano, Inc.	61,800	9,400,035
Shindengen Electric Manufacturing Co., Ltd.(a)	4,300	163,807
Shin-Etsu Chemical Co., Ltd.	46,900	3,921,050
Shin-Etsu Chemical Co., Ltd., ADR	7,000	146,230
Shin-Etsu Polymer Co., Ltd.	23,200	178,723
Shinkawa Ltd.(a)	48,000	211,506
Shinko Electric Industries Co., Ltd.	8,500	61,695
Shinsei Bank Ltd.	77,400	1,064,797
Shionogi & Co., Ltd.	46,400	2,969,110
Shiseido Co., Ltd.	15,400	1,018,594
Showa Shell Sekiyu KK	13,000	195,069
Sinfonia Technology Co., Ltd.(a)	4,900	59,133
Sintokogio Ltd.	5,100	46,305
SMC Corp.	27,800	9,725,069
SMK Corp.	3,000	73,560
Sompo Holdings, Inc.	288,800	10,805,384
Sony Corp.	145,600	6,991,059
Sony Financial Holdings, Inc.	40,700	772,758
Sumco Corp.	109,100	1,390,979
Sumitomo Corp.	93,300	1,342,344
Sumitomo Electric Industries Ltd.	41,800	583,544
Sumitomo Heavy Industries Ltd.	10,200	350,453
Sumitomo Mitsui Financial Group, Inc.	227,300	8,076,720
Sumitomo Mitsui Trust Holdings, Inc.	201,300	7,647,953
Sumitomo Riko Co., Ltd.	25,800	236,093
Sun Corp.(a)	7,300	55,415
Sun-Wa Technos Corp.	20,200	176,306
T&D Holdings, Inc.	12,300	148,618
Taiheiyo Cement Corp.	14,300	489,308
Taiyo Nippon Sanso Corp.	14,400	204,164
Takeda Pharmaceutical Co., Ltd.	744,515	29,961,496
Takeda Pharmaceutical Co., Ltd. ADR	53,055	1,064,283
Takisawa Machine Tool Co., Ltd.	4,200	63,108
Tatsuta Electric Wire and Cable Co., Ltd.(a)	44,600	201,125

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toho Zinc Co Ltd.(a)	5,700	166,454
Tohoku Electric Power Co., Inc.	17,800	233,665
Tokio Marine Holdings, Inc.	59,300	2,898,561
Tokio Marine Holdings, Inc., ADR	6,668	326,299
Tokyo Electric Power Co. Holdings, Inc.(a)	316,000	1,971,418
Tokyo Gas Co., Ltd.	88,600	2,442,432
Tokyo Seimitsu Co., Ltd.	5,500	142,099
Tokyu Corp.	91,900	1,557,827
Tomoe Engineering Co., Ltd.	7,400	161,520
Toshiba Machine Co., Ltd.	12,900	263,080
Toyo Corp./Chuo-ku	27,100	226,599
Toyo Seikan Group Holdings Ltd.	6,300	133,270
Toyo Tanso Co., Ltd.	7,400	148,737
Toyo Tire Corp.	18,600	237,722
Toyota Tsusho Corp.	251,800	8,022,270
Trend Micro, Inc.	4,600	227,546
Trend Micro, Inc., ADR	800	39,568
Unicharm Corp.	19,800	630,698
Uniden Holdings Corp.	3,400	69,563
Unipres Corp.	10,400	186,156
VT Holdings Co., Ltd.	51,700	193,878
Wellnet Corp.(a)	17,700	174,541
West Japan Railway Co.	22,400	1,687,860
Yamaha Motor Co., Ltd.	68,600	1,397,368
Yamaichi Electronics Co., Ltd.	11,200	109,322
Yokogawa Electric Corp.	44,300	854,831
Yokowo Co., Ltd.	10,900	154,736
Yorozu Corp.(a)	8,300	119,364
Total		306,708,669
Jersey 0.5%
boohoo Group PLC(a)	2,385,320	5,542,922
Ferguson PLC	18,747	1,298,206
IWG PLC	119,465	364,916
Petrofac Ltd.	76,046	431,494
WPP PLC, ADR	15,400	846,846
Total		8,484,384
Luxembourg 0.0%
ArcelorMittal, Registered Shares	21,272	486,065
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.3%
Aegon NV	455,649	2,450,417
AerCap Holdings NV(a)	7,088	319,952
Akzo Nobel NV	193,470	17,545,570
Arcadis	7,257	122,001
ArcelorMittal	32,407	744,967
ASML Holding NV	31,265	5,729,807
CNH Industrial NV	55,916	605,742
Heineken Holding NV	103,881	10,049,455
IMCD NV	56,252	4,414,882
ING Groep NV	547,666	7,246,066
Koninklijke Ahold Delhaize NV	84,823	2,187,726
Koninklijke Ahold Delhaize NV, ADR	9,600	247,248
Koninklijke DSM NV	14,497	1,556,619
Koninklijke Philips NV	68,997	2,739,871
Koninklijke Philips NV	55,469	2,208,261
Koninklijke Volkerwessels NV	6,554	136,051
Koninklijke Vopak NV	4,523	221,170
NN Group NV	70,665	3,078,472
NN Group NV, ADR	4,000	86,980
Randstad NV	33,266	1,776,513
SBM Offshore NV	18,718	353,214
Signify NV	37,679	1,000,733
STMicroelectronics NV	10,077	164,882
STMicroelectronics NV, Registered Shares	46,945	768,020
Unilever NV-CVA	224,029	12,120,592
Wolters Kluwer NV	51,015	3,364,404
Wolters Kluwer NV ADR	2,100	138,390
Total		81,378,005
Norway 0.3%
Aker BP ASA	10,632	360,337
BW Offshore Ltd.(a)	61,586	280,341
Equinor ASA	69,121	1,553,812
Equinor ASA, ADR	39,344	883,666
Orkla	41,115	323,956
Petroleum Geo-Services ASA(a)	58,886	124,287
Storebrand ASA	148,668	1,181,817
Subsea 7 SA	21,153	258,583
Total		4,966,799

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Panama 0.4%
Copa Holdings SA, Class A	85,323	7,522,929
Peru 0.5%
Credicorp Ltd.	35,651	8,666,402
Poland 0.0%
Polski Koncern Naftowy Orlen SA	8,594	231,435
Portugal 0.1%
Banco Comercial Portugues SA(a)	2,024,619	554,999
EDP - Energias de Portugal SA, ADR	1,000	36,630
Galp Energia SGPS SA	41,988	689,166
Navigator Co., SA (The)	52,999	259,823
Total		1,540,618
Russian Federation 0.4%
Gazprom PJSC ADR	43,500	206,364
Magnit PJSC GDR(b)	302,148	4,338,845
MMC Norilsk Nickel PJSC, ADR	6,700	144,452
MMC Norilsk Nickel PJSC, ADR	40,544	867,642
Sberbank of Russia PJSC, ADR	135,066	1,723,442
Total		7,280,745
Singapore 0.5%
United Overseas Bank Ltd.	520,200	9,587,756
South Africa 0.9%
Discovery Ltd.	611,704	6,687,457
Mondi Ltd.	11,998	281,959
MultiChoice Group Ltd.(a)	40,182	299,503
Naspers Ltd., Class N	40,182	8,682,562
Total		15,951,481
South Korea 3.1%
Chosun Refractories Co., Ltd.	301	22,582
D.I Corp.	42,243	148,451
Dasan Networks, Inc.(a)	20,008	118,744
Doosan Infracore Co., Ltd.(a)	68,001	459,076
Eugene Technology Co., Ltd.	12,300	132,766
Hana Financial Group, Inc.	44,584	1,538,974
Hanmi Semiconductor Co., Ltd.	12,023	88,355
Hansol Technics Co., Ltd.(a)	6,295	42,195
Jahwa Electronics Co., Ltd.(a)	16,603	198,361
Common Stocks (continued)
Issuer	Shares	Value ($)
KB Financial Group, Inc.	29,627	1,167,684
KB Financial Group, Inc., ADR	3,985	156,730
KC Tech Co., Ltd.	16,686	219,964
Kolon Corp.	2,166	67,030
Kyeryong Construction Industrial Co., Ltd.	5,397	118,753
NAVER Corp.	45,720	5,401,985
PSK. Inc.	22,288	277,192
Samsung Electronics Co., Ltd.	323,035	12,928,452
Samsung Electronics Co., Ltd. GDR	15,985	15,945,038
Silicon Works Co., Ltd.	6,878	262,685
SK Innovation Co., Ltd.	17,573	2,932,038
SK Telecom Co., Ltd.	67,928	15,733,002
Ssangyong Motor Co.(a)	21,329	96,056
Sungwoo Hitech Co., Ltd.	19,280	71,955
TechWing, Inc.	6,287	63,922
Tovis Co., Ltd.(a)	24,785	155,963
Union Semiconductor Equipment & Materials Co., Ltd.	48,454	192,289
UniTest, Inc.	5,338	69,690
WiSoL Co., Ltd.(a)	14,017	196,202
Total		58,806,134
Spain 2.2%
Aena SME SA	2,266	404,404
Amadeus IT Group SA ADR	4,044	304,210
Amadeus IT Group SA, Class A	24,665	1,857,253
Bankinter SA	717,861	5,896,984
CaixaBank SA	1,574,907	5,617,758
Enagas SA	47,262	1,346,641
Endesa SA	96,094	2,421,041
Grifols SA	167,856	4,364,607
Grifols SA ADR	6,426	123,893
Iberdrola SA	306,056	2,559,402
Industria de Diseno Textil SA	277,005	8,362,201
Naturgy Energy Group SA	26,371	715,997
Repsol SA	123,644	2,127,162
Repsol SA ADR	4,168	71,981
Telefonica SA	598,293	5,164,527
Total		41,338,061

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.1%
Atlas Copco AB, Class B	409,514	10,277,755
Axfood AB	28,033	518,866
Boliden AB	47,892	1,310,600
Byggmax Group AB	14,426	49,513
Cellavision AB	2,789	86,968
Cloetta AB, Class B	115,572	295,812
Epiroc AB, Class B(a)	724,322	6,805,615
Essity AB, Class B	47,279	1,319,164
Fortnox AB(a)	5,960	57,238
Global Gaming 555 AB(a)	32,830	63,733
Hexagon AB, ADR	9,400	493,030
Hexagon AB, Class B	24,112	1,268,256
HIQ International AB(a)	9,061	59,354
Industrivarden AB, Class A	43,175	916,697
Industrivarden AB, Class C	2,486	51,774
Investment AB Oresund(a)	21,195	304,753
Lundin Petroleum AB	19,325	631,892
Svenska Handelsbanken AB, Class A	783,536	8,937,367
Swedbank AB, Class A	21,878	401,981
Swedish Match AB	3,583	167,977
Swedish Orphan Biovitrum AB(a)	27,138	589,714
Telefonaktiebolaget LM Ericsson, ADR	146,542	1,329,136
Telefonaktiebolaget LM Ericsson, Class B	106,624	975,963
Vitrolife AB	6,981	141,736
Volvo AB, B Shares	119,361	1,757,589
Total		38,812,483
Switzerland 7.3%
ABB Ltd.	995,922	19,722,858
Autoneum Holding AG	1,340	220,324
Belimo Holding AG, Registered Shares	46	216,853
Cie Financiere Richemont SA, Class A, Registered Shares	195,010	14,935,689
Coca-Cola HBC AG	47,613	1,601,522
Credit Suisse Group AG, Registered Shares	532,740	6,589,525
Givaudan SA	2,028	5,073,810
Inficon Holding AG	403	208,556
Nestlé SA, Registered Shares	240,450	21,769,512
Novartis AG, ADR	89,475	8,162,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Novartis AG, Registered Shares	188,501	17,194,661
Panalpina Welttransport Holding	16,992	2,649,121
Roche Holding AG	568	156,960
Roche Holding AG, ADR	99,575	3,451,767
Roche Holding AG, Genusschein Shares	103,195	28,671,884
SGS SA, Registered Shares	2,748	7,007,324
Vetropack Holding AG	34	73,924
Total		137,707,094
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	535,245	20,901,317
Turkey 0.1%
Akbank T.A.S.	1,936,171	2,491,733
United Kingdom 20.1%
3i Group PLC	250,628	3,144,032
Aggreko PLC	113,631	1,080,020
Anglo American PLC	45,799	1,217,036
Ashtead Group PLC	66,403	1,764,114
ASOS PLC(a)	160,266	6,793,697
Associated British Foods PLC	56,610	1,684,149
AstraZeneca PLC	198,414	16,155,782
AstraZeneca PLC, ADR	152,787	6,352,884
Avast PLC(a)	26,908	110,120
Aveva Group PLC	11,339	452,688
Aviva PLC	2,259,380	12,682,152
BAE Systems PLC	169,315	1,046,500
BAE Systems PLC, ADR	29,472	736,211
Barclays Bank PLC	8,376,340	18,238,103
Barclays Bank PLC, ADR	101,776	881,380
BHP Group PLC	27,451	635,712
BHP Group PLC, ADR	38,663	1,792,803
BP PLC	2,155,147	15,275,709
BP PLC, ADR	29,392	1,253,569
British American Tobacco PLC	504,588	18,461,541
British American Tobacco, ADR	92,806	3,409,692
Burberry Group PLC	227,689	5,706,200
Carnival PLC	132,841	7,428,323
Compass Group PLC	22,764	502,714
Compass Group PLC, ADR	32,800	735,704

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DFS Furniture PLC	32,719	99,162
Diageo PLC, ADR	17,761	2,749,048
Experian PLC	413,542	10,769,823
Experian PLC, ADR	14,000	364,280
Galiform PLC	682,179	4,457,988
Galliford Try PLC	8,839	86,696
GlaxoSmithKline PLC, ADR	134,000	5,408,240
GoCompare.com Group PLC	301,247	262,111
Greggs PLC	7,772	184,520
Halma PLC	56,548	1,165,538
Hammerson PLC	177,884	900,569
Hansteen Holdings PLC	33,827	43,969
Hargreaves Lansdown PLC	422,816	9,769,168
Hikma Pharmaceuticals PLC	10,176	225,196
IMI PLC	17,418	218,548
Indivior PLC(a)	62,615	89,195
International Consolidated Airlines Group SA	241,444	1,918,233
J. Sainsbury PLC	267,523	812,559
Johnson Matthey PLC	141,996	5,825,243
Just Eat PLC(a)	1,050,521	10,400,025
Kingfisher PLC	150,836	484,348
Land Securities Group PLC	49,050	585,257
Linde PLC	134,450	23,367,715
Lloyds Banking Group PLC	10,694,754	9,013,138
Lookers PLC	142,959	194,544
Luxfer Holdings PLC ADR	5,782	108,759
Meggitt PLC	85,992	614,987
Micro Focus International PLC	481,138	11,943,112
National Grid PLC ADR	25,200	1,423,800
Pearson PLC	66,448	745,608
Persimmon PLC	37,678	1,215,872
Prudential PLC	1,618,170	34,125,522
Reckitt Benckiser Group PLC ADR	41,379	637,444
RELX PLC	99,414	2,279,820
RELX PLC	186,285	4,278,054
Renishaw PLC	4,906	275,900
Restaurant Group PLC (The)	84,091	141,314
Rio Tinto PLC	360,992	20,760,838
Rio Tinto PLC, ADR	118,907	6,920,387
Common Stocks (continued)
Issuer	Shares	Value ($)
Rolls-Royce Holdings PLC	1,162,110	14,720,028
Rolls-Royce Holdings PLC ADR	12,500	160,250
Royal Dutch Shell PLC, Class B	548,997	17,217,390
Sage Group PLC (The)	118,087	1,035,289
Scottish & Southern Energy PLC	968,904	15,273,479
Seadrill Ltd.(a)	16,600	143,258
Senior PLC	242,289	735,914
Smith & Nephew PLC	170,873	3,255,646
Smith & Nephew PLC ADR	7,600	293,664
St. James’s Place PLC	385,784	4,975,620
Taylor Wimpey PLC	403,955	971,915
TORM PLC(a)	19,294	122,511
Ultra Electronics Holdings PLC	23,957	394,014
Unilever PLC ADR	31,549	1,679,353
Vesuvius PLC	50,505	406,948
Victrex PLC	36,690	1,141,652
Vodafone Group PLC	7,120,542	12,681,844
Whitbread PLC	9,675	622,758
Wm Morrison Supermarkets PLC ADR	16,700	256,679
Total		378,495,577
United States 0.6%
PriceSmart, Inc.	47,643	3,080,597
Spotify Technology SA(a)	61,458	8,612,724
Total		11,693,321
Total Common Stocks (Cost $1,898,616,631)		1,812,094,408

Exchange-Traded Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	45,472	2,922,486
iShares MSCI Eurozone ETF	12,300	473,796
Total		3,396,282
Total Exchange-Traded Funds (Cost $3,656,524)		3,396,282

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Participation Notes 0.1%
Issuer	Shares	Value ($)
United Kingdom 0.1%
HSBC Bank PLC
(linked to common shares of Alinma Bank)
01/19/2021	271,736	1,750,036
Total Participation Notes (Cost $1,568,173)		1,750,036

Preferred Stocks 1.7%
Issuer	Shares	Value ($)
Germany 1.6%
Henkel AG & Co. KGaA	18,353	1,833,713
Porsche Automobil Holding SE	18,743	1,249,732
Schaeffler AG	6,869	62,974
Volkswagen AG	161,054	27,643,488
Total		30,789,907
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.1%
Grifols SA	101,328	1,938,597
Total Preferred Stocks (Cost $36,654,334)		32,728,504

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.523%(c),(d)	30,224,306	30,221,283
Total Money Market Funds (Cost $30,221,283)		30,221,283
Total Investments in Securities (Cost $1,970,716,945)		1,880,190,513
Other Assets & Liabilities, Net		1,849,659
Net Assets		$1,882,040,172

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At February 28, 2019, the total value of these securities amounted to $14,822,530, which represents 0.79% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at February 28, 2019.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 28, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.523%
	25,677,255	175,456,170	(170,909,119)	30,224,306	—	—	228,583	30,221,283
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	25,198,582	—	—	—	25,198,582
Australia	—	37,579,252	—	—	37,579,252
Austria	—	616,872	—	—	616,872
Belgium	—	4,109,486	—	—	4,109,486
Brazil	11,190,176	64,729	—	—	11,254,905
Canada	77,657,847	—	—	—	77,657,847
Chile	407,644	—	—	—	407,644
China	32,812,262	30,194,742	—	—	63,007,004
Denmark	1,512,212	29,434,387	—	—	30,946,599
Finland	—	26,759,139	—	—	26,759,139
France	—	109,040,228	—	—	109,040,228
Germany	—	152,400,021	—	—	152,400,021
Greece	—	30,683	—	—	30,683
Guernsey	—	38,244	—	—	38,244
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
February 28, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Hong Kong	1,392,112	39,885,310	—	—	41,277,422
Ireland	11,411,701	17,880,813	—	—	29,292,514
Israel	1,709,291	1,479,144	—	—	3,188,435
Italy	2,756,727	53,481,796	—	—	56,238,523
Japan	1,064,283	305,644,386	—	—	306,708,669
Jersey	846,846	7,637,538	—	—	8,484,384
Luxembourg	486,065	—	—	—	486,065
Netherlands	3,827,843	77,550,162	—	—	81,378,005
Norway	883,666	4,083,133	—	—	4,966,799
Panama	7,522,929	—	—	—	7,522,929
Peru	8,666,402	—	—	—	8,666,402
Poland	—	231,435	—	—	231,435
Portugal	—	1,540,618	—	—	1,540,618
Russian Federation	—	7,280,745	—	—	7,280,745
Singapore	—	9,587,756	—	—	9,587,756
South Africa	—	15,951,481	—	—	15,951,481
South Korea	156,730	58,649,404	—	—	58,806,134
Spain	123,893	41,214,168	—	—	41,338,061
Sweden	1,329,136	37,483,347	—	—	38,812,483
Switzerland	8,162,804	129,544,290	—	—	137,707,094
Taiwan	20,901,317	—	—	—	20,901,317
Turkey	—	2,491,733	—	—	2,491,733
United Kingdom	32,416,837	346,078,740	—	—	378,495,577
United States	11,693,321	—	—	—	11,693,321
Total Common Stocks	264,130,626	1,547,963,782	—	—	1,812,094,408
Exchange-Traded Funds	3,396,282	—	—	—	3,396,282
Participation Notes	—	1,750,036	—	—	1,750,036
Preferred Stocks
Germany	—	30,789,907	—	—	30,789,907
Spain	—	1,938,597	—	—	1,938,597
Total Preferred Stocks	—	32,728,504	—	—	32,728,504
Money Market Funds	—	—	—	30,221,283	30,221,283
Total Investments in Securities	267,526,908	1,582,442,322	—	30,221,283	1,880,190,513
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,718,454	6,718,454	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	17

Statement of Assets and Liabilities
February 28, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,940,495,662)	$1,849,969,230
Affiliated issuers (cost $30,221,283)	30,221,283
Cash	100,811
Foreign currency (cost $422,864)	423,265
Receivable for:
Investments sold	17,367,561
Capital shares sold	1,802,475
Dividends	4,423,325
Foreign tax reclaims	893,502
Prepaid expenses	5,136
Trustees’ deferred compensation plan	8,069
Other assets	168,000
Total assets	1,905,382,657
Liabilities
Payable for:
Investments purchased	19,365,854
Capital shares purchased	3,470,975
Management services fees	41,337
Transfer agent fees	243,027
Compensation of board members	511
Compensation of chief compliance officer	20
Other expenses	212,692
Trustees’ deferred compensation plan	8,069
Total liabilities	23,342,485
Net assets applicable to outstanding capital stock	$1,882,040,172
Represented by
Paid in capital	2,035,492,736
Total distributable earnings (loss) (Note 2)	(153,452,564)
Total - representing net assets applicable to outstanding capital stock	$1,882,040,172
Institutional Class
Net assets	$1,882,040,172
Shares outstanding	203,403,526
Net asset value per share	$9.25
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended February 28, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$21,021,196
Dividends — affiliated issuers	228,583
Foreign taxes withheld	(1,575,375)
Total income	19,674,404
Expenses:
Management services fees	7,395,074
Transfer agent fees
Institutional Class	1,572,810
Compensation of board members	19,628
Custodian fees	148,581
Printing and postage fees	141,755
Registration fees	98,483
Audit fees	15,796
Legal fees	20,939
Interest on interfund lending	232
Compensation of chief compliance officer	356
Other	67,954
Total expenses	9,481,608
Net investment income	10,192,796
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(54,511,694)
Foreign currency translations	248,779
Net realized loss	(54,262,915)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,538,322)
Foreign currency translations	(13,655)
Net change in unrealized appreciation (depreciation)	(33,551,977)
Net realized and unrealized loss	(87,814,892)
Net decrease in net assets resulting from operations	$(77,622,096)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	19

Statement of Changes in Net Assets
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018 (a)
Operations
Net investment income	$10,192,796	$7,950,267
Net realized loss	(54,262,915)	(12,802,605)
Net change in unrealized appreciation (depreciation)	(33,551,977)	(56,976,251)
Net decrease in net assets resulting from operations	(77,622,096)	(61,828,589)
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(14,001,879)	—
Total distributions to shareholders (Note 2)	(14,001,879)	—
Increase (decrease) in net assets from capital stock activity	(69,609,964)	2,105,082,700
Total increase (decrease) in net assets	(161,233,939)	2,043,254,111
Net assets at beginning of period	2,043,274,111	20,000
Net assets at end of period	$1,882,040,172	$2,043,274,111
Undistributed net investment income	$4,398,485	$8,207,568

	Six Months Ended		Year Ended
	February 28, 2019 (Unaudited)		August 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Subscriptions	19,695,813	178,244,357	219,285,195	2,183,577,392
Distributions reinvested	1,678,866	14,001,741	—	—
Redemptions	(29,205,164)	(261,856,062)	(8,053,184)	(78,494,692)
Net increase (decrease)	(7,830,485)	(69,609,964)	211,232,011	2,105,082,700
Total net increase (decrease)	(7,830,485)	(69,609,964)	211,232,011	2,105,082,700

(a)	Based on operations from May 17, 2018 (fund commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018 (a)
Per share data
Net asset value, beginning of period	$9.67	$10.00
Income (loss) from investment operations:
Net investment income	0.05	0.04
Net realized and unrealized loss	(0.40)	(0.37)
Total from investment operations	(0.35)	(0.33)
Distributions to shareholders
Distributions from net investment income	(0.07)	—
Total distributions to shareholders	(0.07)	—
Net asset value, end of period	$9.25	$9.67
Total return	(3.55%)	(3.30%)
Ratios to average net assets
Total gross expenses(b)	1.03% (c),(d)	1.05% (c)
Total net expenses(b),(e)	1.03% (c),(d)	1.05% (c)
Net investment income	1.10% (c)	1.51% (c)
Supplemental data
Net assets, end of period (in thousands)	$1,882,040	$2,043,274
Portfolio turnover	31%	17%

Notes to Financial Highlights
(a)	The Fund commenced operations on May 17, 2018. Per share data and total return reflect activity from that date.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	21

Notes to Financial Statements
February 28, 2019 (Unaudited)
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes identified below.
Institutional Class shares are not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Participation Notes are valued at the market price of the underlying equity security. Counterparty risk is regularly reviewed and considered for valuation.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
22	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Participation notes
The Fund invests in Participation Notes (P-Notes), which are a type of equity-linked note. P-Notes are issued by a bank or broker-dealer that entitles the Fund to a return measured by the change in value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). P-Notes are typically used when a direct investment in the Underlying Equity is restricted due to country-specific regulations. Investment in a P-Note is not the same as investment in the constituent shares of the company (or other issuer type) to which the Underlying Equity is economically tied. A P-Note represents only an obligation of the company or other issuer type to provide the Fund the economic performance equivalent to holding shares of the Underlying Equity. The holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the Underlying Equity. Income received from P-Notes is recorded as dividend income in the Statement of Operations. A P-Note does not provide any beneficial or equitable entitlement or interest in the relevant Underlying Equity. In other words, shares of the Underlying Equity are not in any way owned by the Fund. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
24	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Disclosure Update and Simplification
In September 2018, the Securities and Exchange Commission (SEC) released Final Rule 33-10532, Disclosure Update and Simplification, which amends certain financial statement disclosure requirements that the SEC determined to be redundant, outdated, or superseded in light of other SEC disclosure requirements, GAAP, or changes in the information environment. As a result of the amendments, management implemented disclosure changes which included removing the components of distributable earnings presented on the Statement of Assets and Liabilities and combining income and gain distributions paid to shareholders as presented on the Statement of Changes in Net Assets. Any values presented to meet prior year requirements were left unchanged. The amendments had no effect on the Fund’s net assets or results of operation.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2019 was 0.80% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership (Arrowstreet), Baillie Gifford Overseas Limited (Baillie Gifford) and Causeway Capital Management LLC (Causeway) to subadvise a portion of the Fund. The Investment Manager compensates Arrowstreet, Baillie Gifford and Causeway to manage the investments of a portion of the Fund’s assets.
Other expenses
Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Institutional Class	0.17
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through December 31, 2019
Institutional Class	1.07
26	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,970,717,000	72,497,000	(163,024,000)	(90,527,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	10,494,779	—	10,494,779
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $582,983,158 and $654,156,017, respectively, for the six months ended February 28, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Borrower	1,000,000	2.78	3
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended February 28, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the
28	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
February 28, 2019 (Unaudited)
Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Shareholder concentration risk
At February 28, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Multi-Manager International Equity Strategies Fund | Semiannual Report 2019	29

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
30	Multi-Manager International Equity Strategies Fund | Semiannual Report 2019

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Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR302_08_J01_(04/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date April 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date April 22, 2019